             As filed with the Securities and Exchange Commission on
                   June 28, 2000. File Nos.2-98772; 811-4347.




                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549



                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 53
                                                                            [x]
                                      and

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940
                                                                            [x]
                                Amendment No. 61

                        (Check appropriate box or boxes)


                                    GMO Trust
               (Exact name of registrant as specified in charter)

                   40 Rowes Wharf, Boston, Massachusetts 02110
                    (Address of principal executive offices)

                                 (617) 330-7500
              (Registrant's Telephone Number, including Area Code)


                               R. Jeremy Grantham
                                    GMO Trust
                                 40 Rowes Wharf
                           Boston, Massachusetts 02110
                     (Name and address of agent for service)


                                    Copy to:
                          J. B. Kittredge, Jr., Esquire
                                  ROPES & GRAY
                             One International Place
                           Boston, Massachusetts 02110



         It is intended that this filing become effective on June 30, 2000 pursuant to Rule 485(b) of the Securities Act of 1933, as amended.

THIS FILING RELATES TO ALL SERIES OF GMO TRUST EXCEPT GMO ALPHA LIBOR FUND; IT IS INTENDED THAT NO INFORMATION RELATING TO GMO ALPHA LIBOR FUND IS AMENDED OR SUPERSEDED HEREBY.

GMO TRUST                                                             Prospectus

                                                                   June 30, 2000


GMO TRUST OFFERS A BROAD SELECTION
OF INVESTMENT ALTERNATIVES TO INVESTORS.


U.S. EQUITY FUNDS

- U.S. Core Fund
- Tobacco-Free Core Fund
- Value Fund
- Intrinsic Value Fund
- Growth Fund
- Small Cap Value Fund
- Small Cap Growth Fund
- REIT Fund

FIXED INCOME FUNDS
- Domestic Bond Fund
- U.S. Bond/Global Alpha A Fund
- U.S. Bond/Global Alpha B Fund
- International Bond Fund
- Currency Hedged International Bond Fund
- Global Bond Fund
- Emerging Country Debt Fund
- Short-Term Income Fund
- Global Hedged Equity Fund
- Inflation Indexed Bond Fund
- Emerging Country Debt Share Fund

INTERNATIONAL EQUITY FUNDS
- International Core Fund
- Currency Hedged International Core Fund
- Foreign Fund
- International Small Companies Fund
- Japan Fund
- Emerging Markets Fund
- Evolving Countries Fund
- Asia Fund

ASSET ALLOCATION FUNDS
- International Equity Allocation Fund
- World Equity Allocation Fund
- Global (U.S.+) Equity Allocation Fund
- Global Balanced Allocation Fund
- U.S. Sector Fund


Information about other funds offered by GMO Trust is contained in separate prospectuses.


GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC
40 ROWES WHARF - BOSTON, MASSACHUSETTS 02110


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                               TABLE OF CONTENTS


                                                              PAGE
                                                              ----
FUND OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES.........     3
  U.S. Equity Funds.........................................     4
     U.S. Core Fund.........................................     4
     Tobacco-Free Core Fund.................................     5
     Value Fund.............................................     6
     Intrinsic Value Fund...................................     7
     Growth Fund............................................     8
     Small Cap Value Fund...................................     9
     Small Cap Growth Fund..................................    10
     REIT Fund..............................................    11
  International Equity Funds................................    12
     International Core Fund................................    12
     Currency Hedged International Core Fund................    14
     Foreign Fund...........................................    15
     International Small Companies Fund.....................    16
     Japan Fund.............................................    17
     Emerging Markets Fund..................................    18
     Evolving Countries Fund................................    19
     Asia Fund..............................................    20
  Fixed Income Funds........................................    21
     Domestic Bond Fund.....................................    21
     U.S. Bond/Global Alpha A Fund..........................    22
     U.S. Bond/Global Alpha B Fund..........................    23
     International Bond Fund................................    24
     Currency Hedged International Bond Fund................    25
     Global Bond Fund.......................................    26
     Emerging Country Debt Fund.............................    27
     Short-Term Income Fund.................................    28
     Global Hedged Equity Fund..............................    29
     Inflation Indexed Bond Fund............................    30
     Emerging Country Debt Share Fund.......................    31
  Asset Allocation Funds....................................    32
     International Equity Allocation Fund...................    32
     World Equity Allocation Fund...........................    33
     Global (U.S.+) Equity Allocation Fund..................    34
     Global Balanced Allocation Fund........................    35
     U.S. Sector Fund.......................................    36
SUMMARY OF PRINCIPAL RISKS..................................    37
FEES AND EXPENSES...........................................    43
BENCHMARKS AND INDEXES......................................    50
MANAGEMENT OF THE TRUST.....................................    54
DETERMINATION OF NET ASSET VALUE............................    56
HOW TO PURCHASE SHARES......................................    57
HOW TO REDEEM SHARES........................................    58
MULTIPLE CLASSES............................................    59
DISTRIBUTIONS AND TAXES.....................................    60
FINANCIAL HIGHLIGHTS........................................    62
INVESTMENT BY FIXED INCOME FUNDS IN GMO ALPHA LIBOR FUND....    83
ADDITIONAL INFORMATION..................................back cover
SHAREHOLDER INQUIRIES...................................back cover
DISTRIBUTOR.............................................back cover

                                  SUMMARIES OF

              FUND OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES


     GMO Trust offers a broad range of investment choices to investors. The following summaries describe each Fund's investment objective and principal investment strategies. Each Fund may make other investments and engage in other investment strategies that are not specifically described in the summaries. More information about each Fund's possible investments and strategies is set forth in the Statement of Additional Information. See the back cover of this Prospectus for information about how to receive the Statement of Additional Information. Unless described as fundamental in this Prospectus or in the Statement of Additional Information, each Fund's investment objective and policies may be changed by the Trustees without shareholder approval. The investment objectives of the U.S. Core Fund, Value Fund, Growth Fund, Short-Term Income Fund, International Core Fund and the Japan Fund are fundamental.



     In many of the Fund summaries that follow, it is noted that a particular Fund will "invest primarily in" a particular type of securities or other assets. Investors should understand that this Prospectus uses the word "invest" to mean not only direct investment in a particular asset but also indirect investment in or exposure to the asset through the use of derivatives and related instruments.



     Investing in mutual funds involves risk. Each Fund is subject to certain risks based on the types of investments in the Fund's portfolio and on the investment strategies the Fund employs. Investors should refer to the SUMMARY OF PRINCIPAL RISKS in the Prospectus at page 37 for a discussion of the principal risks of investing in the Funds. See the Statement of Additional Information for additional information about the risks of specific Fund investments and strategies. Funds described in this Prospectus may not be available for purchase in all states. This Prospectus is not an offering in any state where an offering may not lawfully be made.



It is important for you to note:



     - You may lose money on an investment in a Fund.



     - An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                               U.S. EQUITY FUNDS
 GMO U.S. CORE FUND
Fund Inception Date: 9/18/85

                                                                            FUND CODES
                                                              --------------------------------------
                                                                         Ticker  Symbol     Cusip
                                                                         ------  ------  -----------
                                                              Class III  GMCTX   USCore  362007 88 2
                                                              Class II   GMTWX   USCore  362007 80 9
                                                              Class IV   GMRFX   USCore  362008 84 9

                 OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

     INVESTMENT OBJECTIVE: The GMO U.S. Core Fund seeks high total return through investment in U.S. equity securities. The Fund's current benchmark is the S&P 500 Index.

     INVESTMENT UNIVERSE: The Fund invests primarily in the equity securities of at least 125 companies chosen from among the 600 companies with the largest equity capitalization and whose securities are listed on a United States national securities exchange. The Fund may also use derivatives.


     PRINCIPAL INVESTMENTS: The Fund intends to be fully invested, and will not generally take temporary defensive positions through investment in cash and high quality money market instruments. The Fund may use exchange-traded and over-the-counter derivative instruments and related investment techniques to:
(i) hedge equity exposure; (ii) replace direct investing; and (iii) implement shifts in investment exposure as a substitute for buying and selling securities.


     METHODOLOGY/PORTFOLIO CONSTRUCTION: The Fund uses fundamental and quantitative investment principles to provide broad U.S. equity exposure. Using these principles, the Manager employs a bottom-up approach to select stocks based on factors such as fair value, earnings and price momentum, cash flow, book value and neglect (a measure of low analyst coverage and low price volatility). The Manager then uses a top-down approach to favor sectors that it believes represent the best long-term values within the U.S. stock market. The Manager then uses a final optimization process to help control portfolio risk.


     RISKS: The most significant risks of an investment in the Fund are Market Risk, Derivatives Risk, Leverage Risk and Credit and Counterparty Risk. For more information about these risks and other principal risks of an investment in the Fund, see "Summary of Principal Risks" on page 37.


                                  PERFORMANCE


     The performance information below helps to show the risks of investing in the Fund. The bar chart to the left shows changes in the Fund's annual total returns from year to year for the periods shown. Purchase premiums in effect through December 31, 1999 are not reflected in the bar chart; if reflected, the returns would be lower. The table to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. See "Benchmarks and Indexes" for a description of the index. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any expenses. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE PERFORMANCE.


                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31
[Graph]

                                                                           U.S. CORE FUND(%)
                                                                           -----------------
1990                                                                             -1.34
1991                                                                             29.89
1992                                                                              5.94
1993                                                                             16.28
1994                                                                              2.36
1995                                                                             43.25
1996                                                                             17.61
1997                                                                             35.10
1998                                                                             24.69
1999                                                                             18.59

                        Highest Quarter: 19.49% (4Q1998)
                        Lowest Quarter: -13.53% (3Q1990)

                      Year-to-Date (as of 3/31/00): 3.97%

                          AVERAGE ANNUAL TOTAL RETURN

                        Periods Ending December 31, 1999



-----------------------------------------------------------------
                        1 YEAR   5 YEARS   10 YEARS   INCEPT.
-----------------------------------------------------------------
                                                      9/18/85
-----------------------------------------------------------------
 CLASS III              18.43%   27.42%     18.43%     19.01%
-----------------------------------------------------------------
 S&P 500                21.04%   28.54%     18.20%     18.99%
-----------------------------------------------------------------
                                                       6/7/96
-----------------------------------------------------------------
 CLASS II*              18.55%      N/A        N/A     24.58%
-----------------------------------------------------------------
 S&P 500                21.04%      N/A        N/A     26.48%
-----------------------------------------------------------------
                                                       1/9/98
-----------------------------------------------------------------
 CLASS IV               18.62%      N/A        N/A     24.80%
-----------------------------------------------------------------
 S&P 500                21.04%      N/A        N/A     27.96%
-----------------------------------------------------------------


* For the period from November 17, 1997 to January 9, 1998, no Class II shares were outstanding. Performance for that period is that of Class III shares. If Class II shares had been outstanding, performance would be lower because Class II expenses are higher.

 GMO TOBACCO-FREE CORE FUND
Fund Inception Date: 10/31/91

                                                                             FUND CODES
                                                              -----------------------------------------
                                                                         Ticker   Symbol       Cusip
                                                                         ------  ---------  -----------
                                                              Class III  GMTCX   TobaccoFr  362007 85 8

                 OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

     INVESTMENT OBJECTIVE: The GMO Tobacco-Free Core Fund seeks high total return through investment in U.S. equity securities. The Fund's current benchmark is the S&P 500 Index.

     INVESTMENT UNIVERSE: The Fund invests primarily in the equity securities of at least 125 companies chosen from among the 600 companies with the largest equity capitalization and whose securities are listed on a United States national securities exchange, and which are not Tobacco Producing Issuers. Tobacco Producing Issuers are defined as those issuers that are within the Tobacco Producing Issuer industry classification maintained by Ford Investor Services. The Fund may also use derivatives.

     PRINCIPAL INVESTMENTS: The Fund intends to be fully invested, and will not generally take temporary defensive positions through investment in cash and high quality money market instruments. The Fund may use exchange-traded and over-the-counter derivative instruments and related investment techniques to:
(i) hedge equity exposure; (ii) replace direct investing; and (iii) implement shifts in investment exposure as a substitute for buying and selling securities. The Fund will not use derivative instruments to expose on a net basis more than 100% of its assets to equity securities or markets.

     METHODOLOGY/PORTFOLIO CONSTRUCTION: The Fund uses fundamental and quantitative investment principles to provide broad exposure to equity securities of non-Tobacco Producing Issuers. Using these principles, the Manager employs a bottom-up approach to select stocks based on strategies such as fair value, earnings and price momentum, cash flow, book value and neglect (a measure of low analyst coverage and low price volatility). The Manager then uses a top-down approach to favor sectors that it believes represent the best long-term values within the U.S. stock market. The Manager then uses a final optimization process to help control portfolio risk.


     RISKS: The most significant risks of an investment in the Fund are Market Risk, Derivatives Risk, Leverage Risk and Credit and Counterparty Risk. For more information about these risks and other principal risks of an investment in the Fund, see "Summary of Principal Risks" on page 37.


                                  PERFORMANCE


     The performance information below helps to show the risks of investing in the Fund. The bar chart to the left shows changes in the Fund's annual total returns from year to year for the periods shown. Purchase premiums in effect through December 31, 1999 are not reflected in the bar chart; if reflected, the returns would be lower. The table to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. See "Benchmarks and Indexes" for a description of the index. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any expenses. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE PERFORMANCE.


                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31
[Graph]

                                                                       TOBACCO FREE CORE FUND %
                                                                       ------------------------
1992                                                                              5.69
1993                                                                             17.42
1994                                                                              2.40
1995                                                                             43.00
1996                                                                             18.30
1997                                                                             35.60
1998                                                                             25.20
1999                                                                             21.25

                        Highest Quarter: 19.47% (4Q1998)
                        Lowest Quarter: -10.01% (3Q1998)

                      Year-to-Date (as of 3/31/00): 4.14%

                          AVERAGE ANNUAL TOTAL RETURN

                        Periods Ending December 31, 1999



-----------------------------------------------------------------
                        1 YEAR   5 YEARS   10 YEARS   INCEPT.
-----------------------------------------------------------------
                                                      10/31/91
-----------------------------------------------------------------
 CLASS III              21.08%   28.29%        N/A     20.88%
-----------------------------------------------------------------
 S&P 500                21.04%   28.54%        N/A     20.23%
-----------------------------------------------------------------

 GMO VALUE FUND
Fund Inception Date: 11/13/90

                                                                            FUND CODES
                                                              --------------------------------------
                                                                         Ticker  Symbol     Cusip
                                                                         ------  ------  -----------
                                                              Class III  GMOVX   Value   362007 82 5

                 OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

     INVESTMENT OBJECTIVE: The GMO Value Fund seeks long-term capital growth primarily through investment in equity securities. The Fund's current benchmark is the Russell 1000 Value Index.

     INVESTMENT UNIVERSE: The Fund invests primarily in equity securities of companies chosen from the Russell 1000 Value Index, emphasizing large capitalization equity securities. The Fund may also use derivatives.

     PRINCIPAL INVESTMENTS: The Fund invests primarily in U.S. equity securities of companies that in the opinion of the Manager represent favorable values relative to their market prices. The Fund intends to be fully invested, and will not generally take temporary defensive positions through investment in cash and high quality money market instruments. The Fund may also invest in equity securities of foreign issuers.


     METHODOLOGY/PORTFOLIO CONSTRUCTION: The Fund uses traditional investment principles combining fundamental and quantitative analysis to provide broad U.S. equity market exposure. Using these principles, the Manager focuses on stock selection, and primarily selects issuers which it believes represent favorable values relative to their market prices. The Manager employs a bottom-up approach to select stocks, and uses various techniques in seeking companies which trade below fair value, as determined by the value of the earnings stream (using a proprietary dividend discount model), the asset value or the franchise value.



     RISKS: The most significant risks of an investment in the Fund are Market Risk (including Value Securities Risk) and Derivatives Risk. For more information about these risks and other principal risks of an investment in the Fund, see "Summary of Principal Risks" on page 37.


                                  PERFORMANCE


     The performance information below helps to show the risks of investing in the Fund. The bar chart to the left shows changes in the Fund's annual total returns from year to year for the periods shown. Purchase premiums in effect through December 31, 1999 are not reflected in the bar chart; if reflected, the returns would be lower. The table to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. See "Benchmarks and Indexes" for a description of the index. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any expenses. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE PERFORMANCE.


                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31
[Graph]

                                                                             VALUE FUND %
                                                                             ------------
1991                                                                             25.75
1992                                                                              9.35
1993                                                                             18.67
1994                                                                              0.61
1995                                                                             38.18
1996                                                                             20.73
1997                                                                             30.42
1998                                                                             11.66
1999                                                                              2.70

                        Highest Quarter: 18.17% (1Q1991)
                        Lowest Quarter: -10.89% (3Q1998)

                      Year to Date (as of 3/31/00): -2.71%

                          AVERAGE ANNUAL TOTAL RETURN

                        Periods Ending December 31, 1999



-----------------------------------------------------------------
                        1 YEAR   5 YEARS   10 YEARS   INCEPT.
-----------------------------------------------------------------
                                                      11/13/90
-----------------------------------------------------------------
 CLASS III              2.55%    20.02%        N/A     17.41%
-----------------------------------------------------------------
 RUSSELL 1000 VALUE
  INDEX                 7.35%    23.06%        N/A     18.78%
-----------------------------------------------------------------

 GMO INTRINSIC VALUE FUND
Fund Inception Date: 8/2/99

                                                                                FUND CODES
                                                              ----------------------------------------------
                                                                         Ticker      Symbol         Cusip
                                                                         ------   ------------   -----------
                                                              Class III  GMIVX    IntrinsicVal   362008 63 3

                       OBJECTIVE AND PRINCIPAL STRATEGIES

     INVESTMENT OBJECTIVE: The GMO Intrinsic Value Fund seeks long-term capital growth through investment in equity securities. The Fund's current benchmark is the Russell 1000 Value Index.


     INVESTMENT UNIVERSE: The Fund invests primarily in equity securities of companies chosen from the 1000 companies with the largest equity capitalization and whose securities are listed on a United States national securities exchange, emphasizing large capitalization equity securities. The Fund may also use derivatives.



     PRINCIPAL INVESTMENTS AND STRATEGIES: The Fund invests primarily in U.S. equity securities of companies that, in the opinion of the Manager, represent favorable values relative to their market prices. The Fund intends to be fully invested and will not generally take temporary defensive positions through investment in cash and high quality money market instruments. The Fund may use exchange-traded and over-the-counter derivative instruments and related instruments to: (i) hedge equity exposure; (ii) replace direct investing; and
(iii) implement shifts in investment exposure as a substitute for buying and selling securities.


     METHODOLOGY/PORTFOLIO CONSTRUCTION: The Manager uses quantitative analytical methods, for example, computer models, to choose approximately 300 stocks from among the companies listed in the Russell 1000 Index for the Fund's portfolio. Using a bottom-up approach that normally focuses on individual stock selection, with less emphasis on industry and sector allocation, the Manager researches and evaluates individual companies. Stocks of companies with price to book ratios, price to sales ratios, price to fair values and cash flow yields that meet the Manager's criteria as undervalued or cheap are ranked highly. Stocks ranked highly by more than one criterion are favored for selection. The Manager believes that a security with a low price in relation to its fair value or intrinsic value has opportunity for appreciation. The Manager attempts to control risk by weighing the trade-off between a stock's expected return and its potential to contribute to the Fund's overall risk profile.


     RISKS: The most significant risks of an investment in the Fund are Market Risk (including Value Securities Risk) and Derivatives Risk. For more information about these risks and other principal risks of an investment in the Fund, see "Summary of Principal Risks" on page 37.


     No performance is included in this section because the Fund commenced operations in 1999.

 GMO GROWTH FUND
Fund Inception Date: 12/30/88

                                                                            FUND CODES
                                                              --------------------------------------
                                                                         Ticker  Symbol     Cusip
                                                                         ------  ------  -----------
                                                              Class III  GMOGX   Growth  362007 78 3

                 OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

     INVESTMENT OBJECTIVE: The GMO Growth Fund seeks long-term growth of capital. The Fund's current benchmark is the Russell 1000 Growth Index.

     INVESTMENT UNIVERSE: The Fund invests primarily in the equity securities of at least 125 companies chosen from among the 1000 companies with the largest equity capitalization and whose securities are listed on a United States national securities exchange. The Fund may also use derivatives.


     PRINCIPAL INVESTMENTS: The Fund intends to be fully invested, and will not generally take temporary defensive positions through investment in cash and high quality money market instruments. The Fund may use exchange-traded and over-the-counter derivative instruments and related investment techniques to:
(i) hedge equity exposure; (ii) replace direct investing; and (iii) implement shifts in investment exposure as a substitute for buying and selling securities.



     METHODOLOGY/PORTFOLIO CONSTRUCTION: The Fund uses fundamental and quantitative investment principles to provide broad exposure to the large capitalization growth sector of the U.S. equity market. Using these principles, the Manager employs a bottom-up approach to select stocks based on factors such as fair value, earnings and price momentum. The Manager then uses a top-down approach to favor sectors that it believes represent the best long-term values within the U.S. stock market. The Manager then uses a final optimization process to help control portfolio risk.



     RISKS: The most significant risks of an investment in the Fund are Market Risk (including Growth Securities Risk), Derivatives Risk, Leveraging Risk and Credit and Counterparty Risk. For more information about these risks and other principal risks of an investment in the Fund, see "Summary of Principal Risks" on page 37.


                                  PERFORMANCE


     The performance information below helps to show the risks of investing in the Fund. The bar chart to the left shows changes in the Fund's annual total returns from year to year for the periods shown. Purchase premiums in effect through December 31, 1999 are not reflected in the bar chart; if reflected, the returns would be lower. The table to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. See "Benchmarks and Indexes" for a description of the index. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any expenses. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE PERFORMANCE.


                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31
[Graph]

                                                                            GROWTH FUND (%)
                                                                            ---------------
1990                                                                              2.42
1991                                                                             41.27
1992                                                                              4.21
1993                                                                              4.60
1994                                                                              1.70
1995                                                                             39.85
1996                                                                             20.39
1997                                                                             29.35
1998                                                                             37.30
1999                                                                             39.04

                        Highest Quarter: 27.46% (4Q1998)
                        Lowest Quarter: -17.77% (3Q1990)

                      Year-to-Date (as of 3/31/00): 11.16%

                          AVERAGE ANNUAL TOTAL RETURN

                        Periods Ending December 31, 1999



-----------------------------------------------------------------
                        1 YEAR   5 YEARS   10 YEARS   INCEPT.
-----------------------------------------------------------------
                                                      12/30/88
-----------------------------------------------------------------
 CLASS III              38.84%   32.92%     20.86%     22.35%
-----------------------------------------------------------------
 RUSSELL 1000 GROWTH
  INDEX                 33.16%   32.40%     20.31%     21.65%
-----------------------------------------------------------------

 GMO SMALL CAP VALUE FUND
Fund Inception Date: 12/31/91

                                                                             FUND CODES
                                                              ----------------------------------------
                                                                         Ticker   Symbol      Cusip
                                                                         ------  --------  -----------
                                                              Class III  GMSVX   SmCapVal  362007 72 6

                 OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES


     INVESTMENT OBJECTIVE: The GMO Small Cap Value Fund seeks long-term growth of capital. The Fund's current benchmark is the Russell 2500 Value Index.


     INVESTMENT UNIVERSE: The Fund invests primarily in the equity securities of companies chosen from the Russell 2500 Value Index. The Fund may also use derivatives.


     PRINCIPAL INVESTMENTS: The Fund intends to be fully invested, and will not generally take temporary defensive positions through investment in cash and high quality money market instruments. The Fund may use exchange-traded and over-the-counter derivative instruments and related investment techniques to:
(i) hedge equity exposure; (ii) replace direct investing; and (iii) implement shifts in investment exposure as a substitute for buying and selling securities.


     METHODOLOGY/PORTFOLIO CONSTRUCTION: The Fund uses quantitative investment principles to evaluate small capitalization stocks. Using these principles, the Manager employs a bottom-up approach to select stocks based on factors such as price to fair value, price to sales ratio, price to book ratio and cash flow yield. Stocks that are inexpensive based on these factors are ranked highly. The Manager then purchases stocks ranked highly in each of the four factors, emphasizing stocks that appear attractive in more than one strategy. The Manager then uses a final optimization process to help control portfolio risk.


     RISKS: The most significant risks of an investment in the Fund are Market Risk (including Value Securities Risk), Smaller Company Risk, Derivatives Risk, Leveraging Risk and Credit and Counterparty Risk. For more information about these risks and other principal risks of an investment in the Fund, see "Summary of Principal Risks" on page 37.


                                  PERFORMANCE

     The performance information below helps to show the risks of investing in the Fund. The bar chart to the left shows changes in the Fund's annual total returns from year to year for the periods shown. Purchase premiums and redemption fees are not reflected in the bar chart; if reflected, the returns would be lower. The table to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. See "Benchmarks and Indexes" for a description of the index. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any expenses. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE PERFORMANCE.

                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31
[Graph]

                                                                       SMALL CAP VALUE FUND (%)
                                                                       ------------------------
1992                                                                             24.22
1993                                                                             20.15
1994                                                                              3.84
1995                                                                             27.28
1996                                                                             20.16
1997                                                                             29.72
1998                                                                              0.03
1999                                                                              2.95


                        Highest Quarter: 18.24% (2Q1999)

                        Lowest Quarter: -18.31% (3Q1998)

                      Year-to-Date (as of 3/31/00): 2.76%

                          AVERAGE ANNUAL TOTAL RETURN

                        Periods Ending December 31, 1999



-----------------------------------------------------------------
                        1 YEAR   5 YEARS   10 YEARS   INCEPT.
-----------------------------------------------------------------
                                                      12/31/91
-----------------------------------------------------------------
 CLASS III               1.92%   15.12%        N/A     15.34%
-----------------------------------------------------------------
 RUSSELL 2500 VALUE
  INDEX                  1.47%   15.99%        N/A     15.13%
-----------------------------------------------------------------
 GMO RUSSELL 2500
  VALUE +                1.47%   15.72%        N/A     13.64%
-----------------------------------------------------------------

 GMO SMALL CAP GROWTH FUND
Fund Inception Date: 12/31/96

                                                                            FUND CODES
                                                              ---------------------------------------
                                                                         Ticker  Symbol      Cusip
                                                                         ------  -------  -----------
                                                              Class III  GMSGX   SmCapGr  362007 68 4

                 OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

     INVESTMENT OBJECTIVE: The GMO Small Cap Growth Fund seeks long-term growth of capital. The Fund's current benchmark is the Russell 2500 Growth Index.

     INVESTMENT UNIVERSE: The Fund invests primarily in the equity securities of companies chosen from the Russell 2500 Growth Index. The Fund may also use derivatives.


     PRINCIPAL INVESTMENTS: The Fund intends to be fully invested, and will not generally take temporary defensive positions through investment in cash and high quality money market instruments. The Fund may use exchange-traded and over-the-counter derivative instruments and related investment techniques to:
(i) hedge equity exposure; (ii) replace direct investing; and (iii) implement shifts in investment exposure as a substitute for buying and selling securities.


     METHODOLOGY/PORTFOLIO CONSTRUCTION: The Fund uses quantitative investment principles to evaluate small capitalization stocks. Using these principles, the Manager employs a bottom-up approach to select stocks based on factors such as the trend in consensus analyst estimates, price momentum and an earnings surprise component. Stocks that demonstrate strong momentum based on these factors are ranked highly. The Manager then purchases stocks ranked highly in each of the three factors, emphasizing stocks that appear attractive in more than one factor. The Manager then uses a final optimization process to help control risk.


     RISKS: The most significant risks of an investment in the Fund are Market Risk (including Growth Securities Risk) Smaller Company Risk, Derivatives Risk, Leveraging Risk and Credit and Counterparty Risk. For more information about these risks and other principal risks of an investment in the Fund, see "Summary of Principal Risks" on page 37.


                                  PERFORMANCE

     The performance information below helps to show the risks of investing in the Fund. The bar chart to the left shows changes in the Fund's annual total returns from year to year for the periods shown. Purchase premiums and redemption fees are not reflected in the bar chart; if reflected, the returns would be lower. The table to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. See "Benchmarks and Indexes" for a description of the index. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any expenses. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE PERFORMANCE.

                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31
[Graph]

                                                                       SMALL CAP GROWTH FUND(%)
                                                                       ------------------------
1997                                                                             24.69
1998                                                                              5.79
1999                                                                             30.38


                        Highest Quarter: 26.98% (4Q1999)

                        Lowest Quarter: -22.08% (3Q1998)

                      Year-to-Date (as of 3/31/00): 14.20%

                          AVERAGE ANNUAL TOTAL RETURN

                        Periods Ending December 31, 1999



-----------------------------------------------------------------
                        1 YEAR   5 YEARS   10 YEARS   INCEPT.
-----------------------------------------------------------------
                                                      12/31/96
-----------------------------------------------------------------
 CLASS III              29.08%      N/A        N/A     19.41%
-----------------------------------------------------------------
 RUSSELL 2500 GROWTH
  INDEX                 55.50%      N/A        N/A     22.53%
-----------------------------------------------------------------

 GMO REIT FUND
Fund Inception Date: 5/31/96

                                                                            FUND CODES
                                                              ---------------------------------------
                                                                         Ticker  Symbol      Cusip
                                                                         ------  ------   -----------
                                                              Class III  GMORX    REIT    362007 62 7

                 OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

     INVESTMENT OBJECTIVE: The GMO REIT Fund seeks high total return through investment in or exposure to real estate investment trusts ("REITs"), which are managed vehicles that invest in real estate or real estate-related assets. The Fund's current benchmark is the Morgan Stanley REIT Index.

     INVESTMENT UNIVERSE: The Fund invests primarily in equity REITs, which own real estate directly; mortgage REITs, which make construction, development or long-term mortgage loans; and hybrid REITs, which share characteristics of equity REITs and mortgage REITs. The Fund may also use derivatives.


     PRINCIPAL INVESTMENTS: The Fund intends to be fully invested, and will not generally take temporary defensive positions through investment in cash and high quality money market instruments. The Fund may use exchange-traded and over-the-counter derivatives and related instruments to: (1) hedge equity exposure; (2) replace direct investing; and (3) implement shifts in investment exposure as a substitute for buying and selling securities.


     METHODOLOGY/PORTFOLIO CONSTRUCTION: The Fund uses fundamental and quantitative investment principles to evaluate REITs. Using these principles, the Manager employs a bottom-up approach to select REITs based on such factors as valuation, prospects for growth, quality of the balance sheet and management.


     RISKS: The most significant risks of an investment in the Fund are Market Risk, Derivative Risk, Concentration Risk, Leveraging Risk and Credit and Counterparty Risk. For more information about these risks and other principal risks of an investment in the Fund, see "Summary of Principal Risks" on page 37.


                                  PERFORMANCE

     The performance information below helps to show the risks of investing in the Fund. The bar chart to the left show changes in the Fund's annual total returns from year to year for the periods shown. Purchase premiums and redemption fees are not reflected in the bar chart; if reflected, the returns would be lower. The table to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. See "Benchmarks and Indexes" for a description of the index. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any expenses. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE PERFORMANCE.

                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31
[Graph]

                                                                       SMALL CAP GROWTH FUND(%)
                                                                       ------------------------
1997                                                                             19.35
1998                                                                            -24.36
1999                                                                             -4.66

                        Highest Quarter: 11.52% (3Q1997)
                        Lowest Quarter: -16.27% (3Q1998)

                      Year-to-Date (as of 3/31/00): 2.48%

                          AVERAGE ANNUAL TOTAL RETURN

                        Periods Ending December 31, 1999



----------------------------------------------------------------
                       1 YEAR   5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------
                                                     5/31/96
----------------------------------------------------------------
 CLASS III             -5.61%    N/A       N/A        2.47%
----------------------------------------------------------------
 MORGAN STANLEY REIT
  INDEX                -4.55%    N/A       N/A        5.80%
----------------------------------------------------------------

                           INTERNATIONAL EQUITY FUNDS


     The International Equity Funds include Funds that invest in developed foreign markets only and Funds that invest to varying degrees in emerging foreign markets. Emerging Markets Fund, Evolving Countries Fund and Asia Fund (together, the "Emerging Markets Funds") invest primarily in securities of emerging countries including Asia, Latin America, Southern and Eastern Europe, the Middle East and Africa. Evolving Countries Fund seeks to invest primarily in certain emerging market securities (evolving country securities) that in the Manager's view are more liquid than securities of emerging markets generally.


 GMO INTERNATIONAL CORE FUND
Fund Inception Date: 3/31/87

                                                                             FUND CODES
                                                              ----------------------------------------
                                                                         Ticker   Symbol      Cusip
                                                                         ------  --------  -----------
                                                              Class II   GMICX   IntlCore  362007 20 5
                                                              Class III  GMOIX   IntlCore  362007 30 4
                                                              Class IV   GMCFX   IntlCore  362008 83 1

                 OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

     INVESTMENT OBJECTIVE: The International Core Fund seeks high total return through investment in equity securities of non-U.S. issuers. The Fund's current benchmark is the MSCI EAFE Index.


     INVESTMENT UNIVERSE: The Fund invests primarily in equity securities of non-U.S. issuers chosen from among the 3500 companies in developed markets that are listed in the MSCI Perspective publication, which includes issuers in the MSCI EAFE universe and Canadian companies. The Fund may also use derivatives.


     PRINCIPAL INVESTMENTS: The Fund intends to be fully invested, and will not generally take temporary defensive positions through investment in cash and high quality money market instruments. The Fund will generally not invest in securities of emerging markets issuers. The Fund may use exchange-traded and over-the-counter derivatives and related instruments to (i) hedge equity exposure; (ii) replace direct investing; (iii) implement shifts in investment exposure as a substitute for selling and buying securities; and (iv) adjust its foreign currency exposure. The Fund will not use derivative instruments to expose on a net basis more than 100% of its net assets to equity securities or markets, or to hold net aggregate foreign currency exposure in excess of the net assets of the Fund. However, the Fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments.


     METHODOLOGY/PORTFOLIO CONSTRUCTION: The Fund uses fundamental and quantitative investment principles to build an international equity portfolio. Using these principles, the Manager creates forecasted returns for countries, sectors, currencies and individual stocks. To forecast returns for countries, the Manager examines factors such as trends in gross domestic products, market sentiment and industrial competitiveness. For sectors, the Manager examines factors such as relative valuations, economic sensitivity, profitability and size. For currencies, the Manager examines factors such as export and producer price parity, balance of payments and interest rates. For securities, the Manager examines factors such as relative valuations in book value, earnings, cash flow, sales, dividends and forecasted earnings as well as fair value, neglect, and both price and earnings momentum. The Manager uses an optimization process to weigh the trade-off between a stock's return forecast and how much risk the stock adds to the portfolio, the risk and forecasted return of all active currency positions and the risk of the entire portfolio relative to the Fund's benchmark. In addition, expected transaction costs are explicitly considered in the optimization process.



     RISKS: The most significant risks of an investment in the Fund are Market Risk, Derivatives Risk, Foreign Investment Risk, Currency Risk, Leveraging Risk and Credit and Counterparty Risk. For more information about these risks and other principal risks of an investment in the Fund, see "Summary of Principal Risks" on page 37.

                                  PERFORMANCE

     The performance information below helps to show the risks of investing in the Fund. The bar chart to the left shows changes in the Fund's annual total returns from year to year for the periods shown. Purchase premiums are not reflected in the bar chart; if reflected, the returns would be lower. The table to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. See "Benchmarks and Indexes" for a description of the index. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any expenses. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE PERFORMANCE.

                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31
[Graph]

                                                                      INTERNATIONAL CORE FUND(%)
                                                                      --------------------------
1990                                                                             -8.12
1991                                                                             14.46
1992                                                                             -1.15
1993                                                                             39.96
1994                                                                              4.14
1995                                                                             10.32
1996                                                                              9.55
1997                                                                              0.92
1998                                                                             13.60
1999                                                                             14.62

                        Highest Quarter: 16.70% (1Q1998)
                        Lowest Quarter: -15.92% (3Q1990)

                      Year-to-Date (as of 3/31/00): -5.49%

                          AVERAGE ANNUAL TOTAL RETURN

                        Periods Ending December 31, 1999



-----------------------------------------------------------------
                        1 YEAR   5 YEARS   10 YEARS   INCEPT.
-----------------------------------------------------------------
                                                      3/31/87
-----------------------------------------------------------------
 CLASS III              13.93%    9.55%      9.11%     10.51%
-----------------------------------------------------------------
 MSCI EAFE              26.96%   12.82%      7.01%      8.47%
-----------------------------------------------------------------
                                                      9/26/96
-----------------------------------------------------------------
 CLASS II               13.79%      N/A        N/A     10.31%
-----------------------------------------------------------------
 MSCI EAFE              26.96%      N/A        N/A     15.12%
-----------------------------------------------------------------
                                                       1/9/98
-----------------------------------------------------------------
 CLASS IV               13.96%      N/A        N/A     15.63%
-----------------------------------------------------------------
 MSCI EAFE              26.96%      N/A        N/A     25.47%
-----------------------------------------------------------------

 GMO CURRENCY HEDGED
    INTERNATIONAL CORE FUND
Fund Inception Date: 6/30/95

                                                                              FUND CODES
                                                              ------------------------------------------
                                                                         Ticker    Symbol       Cusip
                                                                         ------  ----------  -----------
                                                              Class III  GMOCX   CurHgIntCr  362007 58 5
                                                              Class IV   GMHFX   CurHgIntCr  362008 81 5

                 OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

     INVESTMENT OBJECTIVE: The Currency Hedged International Core Fund seeks high total return through investment in equity securities of non-U.S. issuers and through management of the Fund's foreign currency positions. The Fund's current benchmark is the MSCI EAFE Index (Hedged).


     INVESTMENT UNIVERSE: The Fund invests primarily in equity securities of non-U.S. issuers chosen from among the 3500 companies in developed markets that are listed in the MSCI Perspective publication, which includes issuers in the MSCI EAFE universe index, smaller companies and Canadian companies. The Fund will also use derivatives.



     PRINCIPAL INVESTMENTS: The Fund intends to be fully invested, and will not generally take temporary defensive positions through investment in cash and high quality money market instruments. The Fund will generally not invest in securities of emerging markets issuers. The Fund may use exchange-traded and over-the-counter derivatives and related instruments to (i) hedge equity exposure; (ii) replace direct investing; (iii) implement shifts in investment exposure as a substitute for selling and buying securities; and (iv) adjust its foreign currency exposure. The Fund may also use derivatives to adjust its foreign currency exposure independently of its exposure to international equity markets. The Fund will generally attempt to hedge at least 70% of the foreign currency exposure represented by the securities in the benchmark back to the U.S. dollar. Consequently, the Fund's actual foreign currency exposure may differ significantly from the currency exposure represented by its equity investments. The Fund will not use derivative instruments to expose on a net basis more than 100% of its net assets to equity securities or markets, nor to hold net aggregate foreign currency exposure in excess of the net assets of the Fund.



     METHODOLOGY/PORTFOLIO CONSTRUCTION: The Fund uses fundamental and quantitative investment principles to build an international equity portfolio. Using these principles, the Manager creates forecasted returns for countries, sectors, currencies and individual stocks. To forecast returns for countries, the Manager examines factors such as trends in gross domestic products, market sentiment and industrial competitiveness. For sectors, the Manager examines factors such as economic sensitivity, profitability and size. For currencies, the Manager examines factors such as relative valuations, export and producer price parity, balance of payments and interest rates. For securities, the Manager examines factors such as relative valuations in book value, earnings, cash flow, sales, dividends and forecasted earnings as well as fair value, neglect, and both price and earnings momentum. The Manager uses an optimization process to weigh the trade-off between a stock's return forecast and how much risk the stock adds to the portfolio, the risk and forecasted return of all active currency positions and the risk of the entire portfolio relative to the Fund's benchmark. In addition, expected transaction costs are explicitly considered in the optimization process.



     RISKS. The most significant risks of an investment in the Fund are Market Risk, Derivatives Risk, Foreign Investment Risk, Currency Risk, Leveraging Risk and Credit and Counterparty Risk. For more information about these risks, and other principal risks of an investment in the Fund, see "Summary of Principal Risks" on page 37.


                                  PERFORMANCE

     The performance information below helps to show the risks of investing in the Fund. The bar chart to the left shows changes in the Fund's annual total returns from year to year for the periods shown. Purchase premiums are not reflected in the bar chart; if reflected, the returns would be lower. The table to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. See "Benchmarks and Indexes" for a description of the index. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any expenses. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE PERFORMANCE.

                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31
[Graph]

                                                              CURRENCY HEDGED INTERNATIONAL CORE FUND(%)
                                                              ------------------------------------------
1996                                                                             15.28
1997                                                                             12.90
1998                                                                              7.29
1999                                                                             20.91

                        Highest Quarter: 17.38% (1Q1998)
                        Lowest Quarter: -19.29% (3Q1998)

                      Year-to-Date (as of 3/31/00): -1.90%

                          AVERAGE ANNUAL TOTAL RETURN

                        Periods Ending December 31, 1999



-----------------------------------------------------------------
                        1 YEAR   5 YEARS   10 YEARS   INCEPT.
-----------------------------------------------------------------
                                                      6/30/95
-----------------------------------------------------------------
 CLASS III              20.18%      N/A        N/A     15.26%
-----------------------------------------------------------------
 MSCI EAFE (HEDGED)     36.47%      N/A        N/A     21.94%
-----------------------------------------------------------------
                                                       1/9/98
-----------------------------------------------------------------
 CLASS IV               20.39%      N/A        N/A     14.17%
-----------------------------------------------------------------
 MSCI EAFE (HEDGED)     36.47%      N/A        N/A     26.64%
-----------------------------------------------------------------

 GMO FOREIGN FUND
Fund Inception Date: 6/28/96

                                                                            FUND CODES
                                                              --------------------------------------
                                                                         Ticker  Symbol     Cusip
                                                                         ------  ------  -----------
                                                              Class II   GMFRX   Foreign 362007 56 9
                                                              Class III  GMOFX   Foreign 362007 55 1
                                                              Class IV   GMFFX   Foreign 362008 82 3

                 OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

     INVESTMENT OBJECTIVE: The Foreign Fund seeks high total return through investment in equity securities of non-U.S. issuers. The Fund's current benchmark is the MSCI EAFE Index.

     INVESTMENT UNIVERSE: The Fund invests primarily in the equity securities of companies chosen from companies listed outside the U.S., including any of the 4000 companies in developed and emerging markets listed in the MSCI database. The Fund may also use derivatives.

     PRINCIPAL INVESTMENTS: The Fund intends to be fully invested, and will not generally take temporary defensive positions through investment in cash and high quality money market instruments. The Fund may also use exchange-traded and over-the-counter derivatives to adjust its foreign currency exposure.

     METHODOLOGY/PORTFOLIO CONSTRUCTION: The Fund uses fundamental analysis of issuers and country economics to build an international equity portfolio. The Manager evaluates stocks by examining value factors such as price to earnings, price to book, price to cash flow and yield. The Manager then focuses on the companies that rank attractively in these four categories and makes selections based on research including a review of the sector/industry, publicly available company information, fundamental analysis and discussions with company management.


     RISKS: The most significant risks of an investment in the Fund are Market Risk, Derivatives Risk, Foreign Investment Risk, Currency Risk and Credit and Counterparty Risk. For more information about these risks and other principal risks of an investment in the Fund, see "Summary of Principal Risks" on page 37.


                                  PERFORMANCE

     The performance information below helps to show the risks of investing in the Fund. The bar chart to the left shows changes in the Fund's annual total returns from year to year for the periods shown. The table to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. See "Benchmarks and Indexes" for a description of the index. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any expenses. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE PERFORMANCE.


     The Fund commenced operations as a registered investment company on June 28, 1996. Prior to that date, the Fund operated as a private investment pool with investment objectives, policies and guidelines that were substantially the same as those of the Fund. Performance of Class III Shares prior to June 28, 1996 is that of the private investment pool and reflects the pool's higher annual operating expenses. The pool was not registered as an investment company and was not subject to certain restrictions imposed on the Fund under the Investment Company Act of 1940. Had the pool been subject to these restrictions, its performance may have been adversely affected.


                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31
[Graph]

                                                                            FOREIGN FUND(%)
                                                                            ---------------
1990                                                                             -9.81
1991                                                                             12.34
1992                                                                             -4.61
1993                                                                             41.16
1994                                                                              6.52
1995                                                                             13.85
1996                                                                             14.31
1997                                                                              6.86
1998                                                                             13.95
1999                                                                             28.96

                        Highest Quarter: 16.90% (4Q1998)
                        Lowest Quarter: -18.90% (3Q1990)

                      Year-to-Date (as of 3/31/00): -3.26%

                          AVERAGE ANNUAL TOTAL RETURN

                        Periods Ending December 31, 1999



-----------------------------------------------------------------
                        1 YEAR   5 YEARS   10 YEARS   INCEPT.
-----------------------------------------------------------------
                                                      8/31/84
-----------------------------------------------------------------
 CLASS III              28.96%   15.36%     11.49%     18.68%
-----------------------------------------------------------------
 MSCI EAFE              26.96%   12.82%      7.01%     15.87%
-----------------------------------------------------------------
                                                      9/30/96
-----------------------------------------------------------------
 CLASS II               28.84%      N/A        N/A     17.21%
-----------------------------------------------------------------
 MSCI EAFE              26.96%      N/A        N/A     14.99%
-----------------------------------------------------------------
                                                       1/9/98
-----------------------------------------------------------------
 CLASS IV               28.95%      N/A        N/A     22.94%
-----------------------------------------------------------------
 MSCI EAFE              26.96%      N/A        N/A     25.47%
-----------------------------------------------------------------

 GMO INTERNATIONAL
    SMALL COMPANIES FUND
Fund Inception Date: 10/14/91

                                                                             FUND CODES
                                                              ----------------------------------------
                                                                         Ticker   Symbol      Cusip
                                                                         ------  --------  -----------
                                                              Class III  GMISX   IntSmCos  362007 52 8


                 OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

     INVESTMENT OBJECTIVE: The International Small Companies Fund seeks high total return through investment in equity securities of non-U.S. issuers. The Fund's current benchmark is the SSB EMI World ex-U.S. Index.


     INVESTMENT UNIVERSE: The Fund invests primarily in the equity securities of companies chosen from among the 3500 companies in developed markets, including issuers in the MSCI EAFE universe and Canadian companies, and that are among the smallest 50% in terms of market capitalization for each country. The Fund may also use derivatives.


     PRINCIPAL INVESTMENTS: The Fund intends to be fully invested, and will not generally take temporary defensive positions through investment in cash and high quality money market instruments. The Fund will generally not invest in securities of emerging markets issuers. The Fund may use exchange-traded and over-the-counter derivatives to (i) hedge equity exposure; (ii) replace direct investing; (iii) implement shifts in investment exposure as a substitute for selling and buying securities; and (iv) adjust its foreign currency exposure. The Fund will not use derivative instruments to expose on a net basis more than 100% of its net assets to equity securities or markets, nor to hold net aggregate foreign currency exposure in excess of the net assets of the Fund. However, the Fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments.


     METHODOLOGY/PORTFOLIO CONSTRUCTION: The Fund uses fundamental and quantitative investment principles to build an international equity portfolio. Using these principles, the Manager creates forecasted returns for countries, sectors, currencies and individual stocks. To forecast returns for countries, the Manager examines factors such as trends in gross domestic products, market sentiment and industrial competitiveness. For sectors, the Manager examines factors such as relative valuations, economic sensitivity, profitability and size. For currencies, the Manager examines factors such as export and producer price parity, balance of payments and interest rates. For securities, the Manager examines factors such relative valuations in book value, earnings, cash flows, sales, dividends and forecasted earnings as well as fair value, neglect, and both price and earnings momentum. The Manager uses an optimization process to weigh the trade-off between a stock's return forecast and how much risk the stock adds to the portfolio, the risk and forecasted return of all active currency positions and the risk of the entire portfolio relative to the Fund's benchmark. In addition, expected transaction costs are explicitly considered in the optimization process.



     RISKS: The most significant risks of an investment in the Fund are Market Risk, Smaller Company Risk, Derivatives Risk, Foreign Investment Risk, Currency Risk, Leveraging Risk, Credit and Counterparty Risk and Liquidity Risk. For more information about these risks and other principal risks of an investment in the Fund, see "Summary of Principal Risks" on page 37.


                                  PERFORMANCE

     The performance information below helps to show the risks of investing in the Fund. The bar chart to the left shows changes in the Fund's annual total returns from year to year for the periods shown. Purchase premiums and redemption fees are not reflected in the bar chart; if reflected, the returns would be lower. The table to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. See "Benchmarks and Indexes" for a description of the index. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any expenses. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE PERFORMANCE.

                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31
[Graph]

                                                                INTERNATIONAL SMALL COMPANIES FUND (%)
                                                                --------------------------------------
1992                                                                             -7.39
1993                                                                             54.97
1994                                                                              4.74
1995                                                                              4.91
1996                                                                              9.84
1997                                                                             -3.54
1998                                                                              8.50
1999                                                                             11.00

                        Highest Quarter: 17.13% (1Q1998)
                        Lowest Quarter: -14.71% (3Q1998)

                      Year-to-Date (as of 3/31/00): -0.50%

                          AVERAGE ANNUAL TOTAL RETURN

                        Periods Ending December 31, 1999



-----------------------------------------------------------------
                       1 YEAR   5 YEARS   10 YEARS   INCEPT.
-----------------------------------------------------------------
                                                     10/14/91
-----------------------------------------------------------------
 CLASS III             9.23%     5.67%      N/A         7.99%
-----------------------------------------------------------------
 SSB EMI WORLD
  EX-U.S.              23.96%    7.28%      N/A         6.72%
-----------------------------------------------------------------
 MSCI EAFE             26.96%   12.82%      N/A        10.85%
-----------------------------------------------------------------

 GMO JAPAN FUND
Fund Inception Date: 6/8/90

                                                                            FUND CODES
                                                              --------------------------------------
                                                                         Ticker  Symbol     Cusip
                                                                         ------  ------  -----------
                                                              Class III  GMOJX   Japan   362007 48 6

                 OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

     INVESTMENT OBJECTIVE: The Japan Fund seeks high total return through investment in equity securities of Japanese companies. The Fund's current benchmark is the MSCI Japan Index.

     INVESTMENT UNIVERSE: The Fund invests primarily in the equity securities of companies chosen from the MSCI Japan universe. The Fund may also use derivatives.

     PRINCIPAL INVESTMENTS: The Fund intends to be fully invested, and will not generally take temporary defensive positions through investment in cash and high quality money market instruments. The Fund will generally not invest in securities of emerging markets issuers. The Fund may use exchange-traded and over-the-counter derivatives to (i) hedge equity exposure; (ii) replace direct investing; (iii) implement shifts in investment exposure as a substitute for selling and buying securities; and (iv) adjust its foreign currency exposure. The Fund will not use derivative instruments to expose on a net basis more than 100% of its net assets to equity securities or markets, nor to hold net aggregate foreign currency exposure in excess of the net assets of the Fund.


     METHODOLOGY/PORTFOLIO CONSTRUCTION: The Fund uses fundamental and quantitative investment principles to provide Japanese equity exposure. Using these principles, the Manager employs a bottom-up approach to select stocks based on several proprietary valuation factors as well as price and earnings momentum. The Manager uses a top-down approach to favor sectors that it believes represent the best long-term values within the Japanese market. The Manager then uses an optimization process to weigh the trade-off of a stock's return forecast and how much risk it adds to the portfolio, and to weigh the risk of the entire portfolio relative to the Fund's benchmark. In addition, expected transaction costs are explicitly considered in the optimization process.



     RISKS: The most significant risks of an investment in the Fund are Market Risk, Derivatives Risk, Foreign Investment Risk, Currency Risk, Concentration Risk, Leveraging Risk and Credit and Counterparty Risk. For more information about these risks and other principal risks of an investment in the Fund, see "Summary of Principal Risks" on page 37.


                                  PERFORMANCE

     The performance information below helps to show the risks of investing in the Fund. The bar chart to the left shows changes in the Fund's annual total returns from year to year for the periods shown. Purchase premiums and redemption fees are not reflected in the bar chart; if reflected, the returns would be lower. The table to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. See "Benchmarks and Indexes" for a description of the index. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any expenses. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE PERFORMANCE.

                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31
[Graph]

                                                                            JAPAN FUND (%)
                                                                            --------------
1991                                                                              4.99
1992                                                                            -13.99
1993                                                                             26.55
1994                                                                             25.82
1995                                                                             -3.85
1996                                                                            -12.80
1997                                                                            -23.44
1998                                                                             12.11
1999                                                                             35.23

                        Highest Quarter: 26.32% (4Q1998)
                        Lowest Quarter: -20.28% (4Q1997)

                      Year-to-Date (as of 3/31/00): 3.58%

                          AVERAGE ANNUAL TOTAL RETURN

                        Periods Ending December 31, 1999



----------------------------------------------------------------
                       1 YEAR   5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------
                                                      6/8/90
----------------------------------------------------------------
 CLASS III             34.69%   -0.62%      N/A        1.42%
----------------------------------------------------------------
 MSCI JAPAN            61.54%    1.96%      N/A        1.86%
----------------------------------------------------------------

 GMO EMERGING MARKETS FUND
Fund Inception Date: 12/9/93

                                                                             FUND CODES
                                                              ----------------------------------------
                                                                         Ticker   Symbol      Cusip
                                                                         ------  --------  -----------
                                                              Class III  GMOEX   EmergMkt  362007 60 1
                                                              Class IV   GMEFX   EmergMkt  362008 79 9

                 OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

     INVESTMENT OBJECTIVE: The Emerging Markets Fund seeks high total return through investment in equity securities traded in the securities markets of developing countries in Asia, Latin America, the Middle East, Africa and Europe ("Emerging Markets"). The Fund's current benchmark is the IFC Investable Index.

     INVESTMENT UNIVERSE: The Fund invests primarily in the equity securities of companies that make up the IFC and MSCI emerging markets databases, and that are deemed to be emerging or frontier markets by the World Bank. The Fund may also use derivatives.

     PRINCIPAL INVESTMENTS: The Manager has appointed Dancing Elephant, Ltd. to serve as Consultant to the Fund. The Fund intends to be fully invested, and will not generally take temporary defensive positions through investment in cash and high quality money market instruments. The Fund may use exchange-traded and over-the-counter derivatives and related instruments where available to (i) hedge equity exposure; (ii) replace direct investing; (iii) implement shifts in investment exposure as a substitute for selling and buying securities; and (iv) adjust its foreign currency exposure. The Fund will not use derivative instruments to expose on a net basis more than 100% of its net assets to equity securities or markets, nor to hold net aggregate foreign currency exposure in excess of the net assets of the Fund. However, the Fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments.

     METHODOLOGY/PORTFOLIO CONSTRUCTION: The Fund uses fundamental and quantitative investment principles to build a value-biased emerging market equity portfolio. Using these principles, the Consultant creates forecasted returns for countries, securities and sectors. To forecast returns for countries, the Consultant examines factors such as price to earnings ratios, market momentum, trends in gross domestic products, market conditions, long-term trends and paradigm shifts, and values currencies based on real effective exchange rates. For securities, the Consultant examines factors such as fair value, earnings and price momentum, price to cash flow and measures of neglect (a measure of low analyst coverage and low price volatility). For sectors, the Consultant examines factors similar to those used for securities, and also evaluates economic sensitivity and industrial trends. The Consultant also monitors the economic and political conditions in these markets and adjusts its strategies as markets develop or encounter setbacks. The Consultant then uses an optimization process to weigh the trade-off among a stock's return forecast, how much risk the stock adds relative to the Fund's benchmark and transaction costs.


     RISKS. The most significant risks of an investment in the Fund are Market Risk, Liquidity Risk, Derivatives Risk, Foreign Investment Risk, Currency Risk, Leveraging Risk and Credit and Counterparty Risk. For more information about these risks and other principal risks of an investment in the Fund, see "Summary of Principal Risks" on page 37.


                                  PERFORMANCE

     The performance information below helps to show the risks of investing in the Fund. The bar chart to the left shows changes in the Fund's annual total returns from year to year for the periods shown. Purchase premiums and redemption fees are not reflected in the bar chart; if reflected, the returns would be lower. The table to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. See "Benchmarks and Indexes" for a description of the index. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any expenses. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE PERFORMANCE.

                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31
[Graph]

                                                                       EMERGING MARKETS FUND (%)
                                                                       -------------------------
1994                                                                              6.29
1995                                                                            -12.57
1996                                                                             11.64
1997                                                                             -0.10
1998                                                                            -28.88
1999                                                                             77.73


                        Highest Quarter: 34.40% (2Q1999)

                        Lowest Quarter: -28.24% (2Q1998)

                      Year-to-Date (as of 3/31/00): 1.74%

                          AVERAGE ANNUAL TOTAL RETURN

                        Periods Ending December 31, 1999



-------------------------------------------------------------------
                        1 YEAR    5 YEARS   10 YEARS   INCEPT.
-------------------------------------------------------------------
                                                        12/9/93
-------------------------------------------------------------------
 CLASS III               74.19%     3.85%       N/A       5.88%
-------------------------------------------------------------------
 IFC INVESTABLE          67.14%     2.16%       N/A       1.43%
-------------------------------------------------------------------
                                                         1/9/98
-------------------------------------------------------------------
 CLASS IV                74.08%       N/A       N/A      17.28%
-------------------------------------------------------------------
 IFC
  INVESTABLE             67.14%       N/A       N/A      20.81%
-------------------------------------------------------------------

 GMO EVOLVING COUNTRIES FUND
Fund Inception Date: 8/29/97

                                                                              FUND CODES
                                                              ------------------------------------------
                                                                        Ticker     Symbol       Cusip
                                                                       ---------  ---------  -----------
                                                              Class
                                                              III        GMCEX    EvolvCntr  362008 85 6

                 OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

     INVESTMENT OBJECTIVE: The Evolving Countries Fund seeks high total return through investment in equity securities traded in the securities markets of developing countries in Asia, Latin America, the Middle East, Africa and Europe ("Emerging Markets"). The Fund's current benchmark is the IFC Investable Index.

     INVESTMENT UNIVERSE: The Fund invests primarily in the equity securities of companies that make up the IFC and MSCI emerging markets databases, and that are deemed to be emerging or frontier markets by the World Bank. The Fund may also use derivatives.

     PRINCIPAL INVESTMENTS: The Manager has appointed Dancing Elephant, Ltd. to serve as Consultant to the Fund. The Fund attempts to achieve its objective by focusing its investments in evolving country securities that are more liquid than emerging market securities generally. The Fund intends to be fully invested, and will not generally take temporary defensive positions through investment in cash and high quality money market instruments. The Fund may use exchange-traded and over-the-counter derivatives and related instruments where available to (i) hedge equity exposure; (ii) replace direct investing; (iii) implement shifts in investment exposure as a substitute for selling and buying securities; and (iv) adjust its foreign currency exposure. The Fund will not use derivative instruments to expose on a net basis more than 100% of its net assets to equity securities or markets, nor to hold net aggregate foreign currency exposure in excess of the net assets of the Fund. However, the Fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments.

     METHODOLOGY/PORTFOLIO CONSTRUCTION: The Fund uses fundamental and quantitative investment principles to build a value-biased, relatively liquid and earnings momentum-biased emerging market equity portfolio. Using these principles, the Consultant creates forecasted returns for countries, securities and sectors. To forecast returns for countries, the Consultant examines factors such as price to earnings ratios, market momentum, trends in gross domestic products, market conditions, long-term trends and paradigm shifts, and values currencies based on real effective exchange rates. For securities, the Consultant examines factors such as fair value, earnings and price momentum, price to cash flow and measures of neglect (a measure of low analyst coverage and low price volatility). For sectors, the Consultant examines factors similar to those used for securities, and also evaluates economic sensitivity and industrial trends. The Consultant also monitors the economic and political conditions in these markets and adjusts its strategies as markets develop or encounter setbacks. The Consultant then uses an optimization process to weigh the trade-off among a stock's return forecast, how much risk the stock adds relative to the Fund's benchmark and transaction costs.


     RISKS: The most significant risks of an investment in the Fund are Market Risk, Liquidity Risk, Derivatives Risk, Foreign Investment Risk, Currency Risk, Leveraging Risk and Credit and Counterparty Risk. For more information about these risks and other principal risks of an investment in the Fund, see "Summary of Principal Risks" on page 37.


                                  PERFORMANCE

     The performance information below helps to show the risks of investing in the Fund. The bar chart to the left shows changes in the Fund's annual total returns from year to year for the periods shown. Purchase premiums and redemption fees are not reflected in the bar chart; if reflected, the returns would be lower. The table to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. See "Benchmarks and Indexes" for a description of the index. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any expenses. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE PERFORMANCE.

                      ANNUAL TOTAL RETURN/Class III Shares
                            Year Ending December 31
[Graph]

                                                                      EVOLVING COUNTRIES FUND (%)
                                                                      ---------------------------
1998                                                                            -24.03
1999                                                                             94.69


                        Highest Quarter: 60.80% (2Q1999)

                        Lowest Quarter: -28.87% (2Q1998)

                      Year-to-Date (as of 3/31/00): 0.77%

                          AVERAGE ANNUAL TOTAL RETURN

                        Periods Ending December 31, 1999



------------------------------------------------------------------
                        1 YEAR    5 YEARS   10 YEARS   INCEPT.
------------------------------------------------------------------
                                                       8/29/97
------------------------------------------------------------------
 CLASS III               90.81%       N/A       N/A      7.27%
------------------------------------------------------------------
 IFC INVESTABLE          67.14%       N/A       N/A      3.59%
------------------------------------------------------------------

 GMO ASIA FUND
Fund Inception Date: 2/18/98

                                                                            FUND CODES
                                                              ---------------------------------------
                                                                         Ticker  Symbol      Cusip
                                                                         ------  ------   -----------
                                                              Class III  GMASX   Asia     362008 75 7

                 OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

     INVESTMENT OBJECTIVE: The Asia Fund seeks high total return through investment in equity securities traded in the Asian securities markets. The Fund's current benchmark is the GMO Asia 7 Index.

     INVESTMENT UNIVERSE: The Fund invests primarily in equity securities of companies traded in Asian countries other than Japan. The Fund may also use derivatives.

     PRINCIPAL INVESTMENTS: The Manager has appointed Dancing Elephant, Ltd. to serve as Consultant to the Fund. The Fund intends to be fully invested, and will not generally take temporary defensive positions through investment in cash and high quality money market instruments. The Fund may use exchange-traded and over-the-counter derivative instruments and related investment techniques to (i) hedge equity exposure; (ii) replace direct investing; (iii) implement shifts in investment exposure as a substitute for selling and buying securities; and (iv) adjust its foreign currency exposure. The Fund will not use derivative instruments to expose on a net basis more than 100% of its net assets to equity securities or markets, nor to hold net aggregate foreign currency exposure in excess of the net assets of the Fund. However, the Fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments.

     METHODOLOGY/PORTFOLIO CONSTRUCTION: The Fund uses fundamental and quantitative investment principles to provide Asian equity exposure. Using these principles, the Consultant creates forecasted returns for countries, securities and sectors. To forecast returns for countries, the Manager examines factors such as price to earnings ratios, market momentum, trends in gross domestic products, market conditions, long-term trends and paradigm shifts. For securities, the Consultant examines factors such as fair value, earnings and price momentum, price to cash flow and measures of neglect (a measure of low analyst coverage and low price volatility). For sectors, the Consultant examines factors similar to those used for securities, and also evaluates economic sensitivity and industrial trends. The Consultant also monitors the economic and political conditions in these markets and adjusts its strategies as markets develop or encounter setbacks. The Consultant then uses an optimization process to weigh the trade-off among a stock's return forecast, how much risk it adds relative to the Fund's benchmark and transaction costs.


     RISKS: The most significant risks of an investment in the Fund are Market Risk, Liquidity Risk, Derivatives Risk, Foreign Investment Risk, Currency Risk, Concentration Risk, Leveraging Risk and Credit and Counterparty Risk. For more information about these risks and other principal risks of an investment in the Fund, see "Summary of Principal Risks" on page 37.


                                  PERFORMANCE


     The performance information below helps to show the risks of investing in the Fund. The bar chart to the left shows changes in the Fund's annual total returns from year to year for the periods shown. Purchase premiums and redemption fees are not reflected in the bar chart; if reflected, the returns would be lower. The table to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. See "Benchmarks and Indexes" for a description of the index. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any expenses. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE PERFORMANCE.



                      ANNUAL TOTAL RETURN/Class III Shares


                            Years Ending December 31

[Graph]

                                                                             GMO ASIA FUND
                                                                             -------------
1999                                                                             67.50


                        Highest Quarter: 59.86% (2Q1999)


                        Lowest Quarter: -19.86% (3Q1999)


                      Year-to-Date (as of 3/31/00): -6.23%


                          AVERAGE ANNUAL TOTAL RETURN


                        Periods Ending December 31, 1999



------------------------------------------------------------------
                        1 YEAR    5 YEARS   10 YEARS   INCEPT.
------------------------------------------------------------------
                                                       2/18/98
------------------------------------------------------------------
 CLASS III               64.83%       N/A       N/A     20.13%
------------------------------------------------------------------
 MSCI
  EMF ASIA               70.40%       N/A       N/A     19.55%
------------------------------------------------------------------
 GMO ASIA 7 INDEX        66.87%       N/A       N/A     29.59%
------------------------------------------------------------------

                               FIXED INCOME FUNDS


     The Funds in this category invest to a substantial extent in fixed income securities. These are obligations of the issuer to make payments of principal and/or interest on future dates, and include bonds, notes and asset backed securities. For these purposes, a bond refers to any fixed income obligation with an original maturity of two years or more, as well as "synthetic" bonds created by the Manager by combining a futures contract or option on a fixed income security with cash, a cash equivalent or another fixed income security. If the issuer or guarantor of a fixed income security is a foreign government or an agency or political subdivision, the obligation is often referred to as sovereign debt. The Manager will employ a variety of techniques to adjust the sensitivity of a Fund's value to changes in interest rates. This sensitivity is often measured by, and correlates strongly to, the portfolio's duration. The duration of a fixed income security is the weighted average maturity, expressed in years, of the present value of all expected future cash flows, including interest payments and principal repayments. For example, for a bond with a 6% coupon that matures in five years with a 6% yield, duration would be 4.39 years. The Emerging Countries referred to below include less developed countries in Asia, Latin America, the Middle East, Africa and Europe.


 GMO DOMESTIC BOND FUND
Fund Inception Date: 8/18/94

                                                                              FUND CODES
                                                              ------------------------------------------
                                                                         Ticker    Symbol       Cusip
                                                                         ------  ----------  -----------
                                                              Class III  GMDBX    DomestBd   362007 41 1

                 OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

     INVESTMENT OBJECTIVE: The GMO Domestic Bond Fund seeks high total return through investment in U.S. investment grade securities. The Fund's current benchmark is the Lehman Brothers Government Bond Index.


     PRINCIPAL INVESTMENTS: The Fund invests primarily in U.S. government securities, including asset-backed securities issued by U.S. government agencies, but may also invest in other U.S. dollar denominated fixed income investments, including investment-grade bonds, convertible bonds and asset-backed securities of private issuers. The Fund may achieve this exposure directly, or indirectly by investing a substantial portion of its assets in shares of the GMO Alpha LIBOR Fund (see "Investment by Certain Fixed Income Funds in GMO Alpha LIBOR Fund"). The Fund may expose a portion of its assets to foreign credit, and may invest some of its assets in lower-rated securities. The Fund may make use of a wide variety of exchange-traded and over-the-counter derivative instruments to implement its strategy.


     METHODOLOGY/PORTFOLIO CONSTRUCTION: The Manager employs fundamental research techniques to identify bonds which have high relative yield spreads and which the Manager believes are undervalued. The Manager also considers issue-specific risk in the selection process. The Manager employs competitive trading practices to help ensure that the Fund receives the best available prices and monitors credit risk in the portfolio. The Fund's portfolio will generally have a duration of four (4) to six (6) years.


     RISKS: The most significant risks of an investment in the Fund are Market Risk, Derivatives Risk and Leveraging Risk. For more information about these risks and other principal risks of an investment in the Fund, see "Summary of Principal Risks" on page 37.


                                  PERFORMANCE

     The performance information below helps to show the risks of investing in the Fund. The bar chart to the left shows changes in the Fund's annual total returns from year to year for the periods shown. The table to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. See "Benchmarks and Indexes" for a description of the index. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any expenses. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE PERFORMANCE.

                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31
[Graph]

                                                                        DOMESTIC BOND FUND (%)
                                                                        ----------------------
1995                                                                             18.57
1996                                                                              3.04
1997                                                                              9.96
1998                                                                              8.05
1999                                                                             -1.79

                        Highest Quarter: 6.35% (2Q1995)
                        Lowest Quarter: -2.37% (1Q1996)

                      Year-to-Date (as of 3/31/00): 3.76%

                          AVERAGE ANNUAL TOTAL RETURN

                        Periods Ending December 31, 1999



-----------------------------------------------------------------
                        1 YEAR   5 YEARS   10 YEARS   INCEPT.
-----------------------------------------------------------------
                                                      8/18/94
-----------------------------------------------------------------
 CLASS III              -1.79%   7.34%       N/A       6.70%
-----------------------------------------------------------------
 LEHMAN BROTHERS
  GOVERNMENT BOND
  INDEX                 -2.23%   7.43%       N/A       6.83%
-----------------------------------------------------------------

 GMO U.S. BOND/GLOBAL
    ALPHA A FUND
Fund Inception Date: 4/30/97

                                                                             FUND CODES
                                                              -----------------------------------------
                                                                         Ticker   Symbol       Cusip
                                                                         ------  ---------  -----------
                                                              Class III  GUGAX   USBdAlfaA  362008 60 9


                 OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

     INVESTMENT OBJECTIVE: The GMO U.S. Bond/Global Alpha A Fund seeks high total return relative to its performance benchmark through investment in U.S. investment grade securities. The Fund achieves exposure to international bond and currency markets by investing in a combination of foreign bond and currency derivatives, effectively adding to or subtracting from the U.S. bond return the performance of the Fund's international bond and currency investments. The Fund's current benchmark is the Lehman Brothers Aggregate Bond Index.


     PRINCIPAL INVESTMENTS: The Fund invests primarily in U.S. government securities, including asset-backed securities issued by U.S. government agencies, but may also invest in other U.S. dollar denominated fixed income investments, including investment-grade bonds, convertible bonds and asset-backed securities of private issuers. The Fund may achieve this exposure directly, or indirectly by investing a substantial portion of its assets in shares of the GMO Alpha LIBOR Fund (see "Investment by Certain Fixed Income Funds in GMO Alpha LIBOR Fund"). The Fund may expose a portion of its assets to lower-rated securities (also known as "junk bonds"), which may include the sovereign debt of Emerging Countries. The Fund will generally attempt to hedge at least 75% of its foreign currency exposure back to the U.S. dollar, and may use derivatives to adjust its foreign currency exposure independently of its exposure to bonds and bond markets. The Fund may make use of a wide variety of exchange-traded and over-the-counter derivative instruments to implement its strategy.


     The Fund's return will depend primarily on 1) the performance of U.S. bond markets, 2) the Manager's success at outperforming the U.S. bond market, and 3) the Manager's success in selecting global bond and currency markets to over-and underweight. A portion of the Fund's net assets may be invested in or exposed to foreign bonds, bond markets and foreign currencies on an unhedged basis. The total of the absolute values of all deviations from the benchmark (that is, without regard to sign and allowing for no netting of positions) will often exceed 100% of the value of the Fund for both bonds and currencies, which are generally considered separately.

     METHODOLOGY/PORTFOLIO CONSTRUCTION: The Manager employs fundamental research techniques and quantitative applications to transfer valuation inefficiencies from the international bond and currency markets to a core U.S. bond portfolio. The core portfolio seeks to match the duration of, and produce returns similar to, the Fund's benchmark. The Manager uses these applications to determine currency and country allocations. Issues are selected by analyzing such factors as term structures, sector and issuer yield spreads, tracking error and embedded option features of the security universe. The Manager implements these allocations by identifying undervalued securities and currencies within the relevant bond and currency markets.


     RISKS: The most significant risks of an investment in the Fund are Market Risk, Derivatives Risk, Liquidity Risk, Foreign Investment Risk, Currency Risk, Leveraging Risk and Credit and Counterparty Risk. For more information about these risks and other principal risks of an investment in the Fund, see "Summary of Principal Risks" on page 37.


                                  PERFORMANCE

     The performance information below helps to show the risks of investing in the Fund. The bar chart to the left shows changes in the Fund's annual total returns from year to year for the periods shown. Purchase premiums are not reflected in the bar chart; if reflected, the returns would be lower. The table to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. See "Benchmarks and Indexes" for a description of the index. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any expenses. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE PERFORMANCE.

                      ANNUAL TOTAL RETURN/Class III Shares
                            Year Ending December 31
[GRAPH]

                                                                   U.S. BOND/GLOBAL ALPHA A FUND (%)
                                                                   ---------------------------------
1998                                                                              3.87
1999                                                                             -2.38

                        Highest Quarter: 1.51% (3Q1998)

                        Lowest Quarter: -2.37% (1Q1999)


                      Year-to-Date (as of 3/31/00): 2.84%

                          AVERAGE ANNUAL TOTAL RETURN

                        Periods Ending December 31, 1999



-----------------------------------------------------------------
                        1 YEAR   5 YEARS   10 YEARS   INCEPT.
-----------------------------------------------------------------
                                                      4/30/97
-----------------------------------------------------------------
 CLASS III              -2.52%     N/A       N/A       4.80%
-----------------------------------------------------------------
 LEHMAN BROTHERS
  AGGREGATE BOND
  INDEX                 -0.82%     N/A       N/A        6.07%
-----------------------------------------------------------------

 GMO U.S. BOND/GLOBAL
    ALPHA B FUND
Fund Inception Date: 7/29/97

                                                                             FUND CODES
                                                              -----------------------------------------
                                                                         Ticker   Symbol       Cusip
                                                                         ------  ---------  -----------
                                                              Class III  GUGBX   USBdAlfaB  362008 88 0


                 OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

     INVESTMENT OBJECTIVE: The GMO U.S. Bond/Global Alpha B Fund seeks high total return relative to its performance benchmark through direct or indirect investment in U.S. investment grade securities. The Fund achieves exposure to international bond and currency markets by investing in a combination of foreign bond and currency derivatives, effectively adding to or subtracting from the U.S. bond return the performance of the Fund's international bond and currency investments. The Fund's current benchmark is the Lehman Brothers Aggregate Bond Index.

     PRINCIPAL INVESTMENTS: The Fund invests primarily in U.S. government securities, including asset-backed securities issued by U.S. government agencies, but may also invest in other U.S. dollar denominated fixed income investments, including investment-grade bonds, convertible bonds and asset-backed securities of private issuers. The Fund may achieve this exposure directly, or indirectly by investing a substantial portion of its assets in shares of the GMO Alpha LIBOR Fund (see "Investment by Certain Fixed Income Funds in GMO Alpha LIBOR Fund"). The Fund may expose a portion of its assets to lower-rated securities (also known as "junk bonds"). The Fund will generally attempt to hedge at least 75% of its foreign currency exposure back to the U.S. dollar, and may use derivatives to adjust its foreign currency exposure independently of its exposure to bonds and bond markets. The Fund may make use of a wide variety of exchange-traded and over-the-counter derivative instruments to implement its strategy.

     The Fund's return will depend primarily on 1) the performance of U.S. bond markets, 2) the Manager's success at outperforming the U.S. bond market, and 3) the Manager's success in selecting global bond and currency markets to over-and underweight. A portion of the Fund's net assets may be invested in or exposed to foreign bonds, bond markets and foreign currencies on an unhedged basis. The total of the absolute values of all deviations from the benchmark (that is, without regard to sign and allowing for no netting of positions) will often exceed 100% of the value of the Fund for both bonds and currencies, which are generally considered separately.

     METHODOLOGY/PORTFOLIO CONSTRUCTION: The Manager employs fundamental research techniques and quantitative applications to transfer valuation inefficiencies from the international bond and currency markets to a core U.S. bond portfolio. The core portfolio seeks to match the duration of, and produce returns similar to, the Fund's benchmark. The Manager uses these applications to determine currency and country allocations. Issues are selected by analyzing such factors as term structures, sector and issuer yield spreads, tracking error and embedded option features of the security universe. The Manager implements these allocations by identifying undervalued securities and currencies within the relevant bond and currency markets.


     RISKS: The most significant risks of an investment in the Fund are Market Risk, Derivatives Risk, Foreign Investment Risk, Currency Risk, Leveraging Risk and Credit and Counterparty Risk. For more information about these risks and other principal risks of an investment in the Fund, see "Summary of Principal Risks" on page 37.


                                  PERFORMANCE

     The performance information below helps to show the risks of investing in the Fund. The bar chart to the left shows changes in the Fund's annual total returns from year to year for the periods shown. Purchase premiums are not reflected in the bar chart; if reflected, the returns would be lower. The table to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. See "Benchmarks and Indexes" for a description of the index. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any expenses. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE PERFORMANCE.

                      ANNUAL TOTAL RETURN/Class III Shares
                            Year Ending December 31
[GRAPH]

                                                                   U.S. BOND/GLOBAL ALPHA B FUND (%)
                                                                   ---------------------------------
1998                                                                              7.00
1999                                                                             -3.20

                        Highest Quarter: 3.91% (3Q1998)

                        Lowest Quarter: -1.77% (1Q1999)


                      Year-to-Date (as of 3/31/00): 2.50%

                          AVERAGE ANNUAL TOTAL RETURN

                        Periods Ending December 31, 1999



-----------------------------------------------------------------
                        1 YEAR   5 YEARS   10 YEARS   INCEPT.
-----------------------------------------------------------------
                                                      7/29/97
-----------------------------------------------------------------
 CLASS III              -3.35%      N/A        N/A      2.60%
-----------------------------------------------------------------
 LEHMAN BROTHERS
  AGGREGATE BOND
  INDEX                 -0.82%      N/A        N/A      4.78%
-----------------------------------------------------------------

 GMO INTERNATIONAL BOND FUND
Fund Inception Date: 12/22/93

                                                                             FUND CODES
                                                              ----------------------------------------
                                                                         Ticker   Symbol      Cusip
                                                                         ------  --------  -----------
                                                              Class III  GMIBX   IntlBond  362007 37 9

                 OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

     INVESTMENT OBJECTIVE: The GMO International Bond Fund seeks high total return through investment in foreign bond and currency markets. The Fund's current benchmark is the J.P. Morgan Non-U.S. Government Bond Index.


     PRINCIPAL INVESTMENTS: The Fund invests primarily in investment-grade bonds denominated in various currencies (including U.S. dollars and multi-currency units), including asset-backed securities issued by foreign governments, U.S. government agencies and private issuers. The Fund may achieve this exposure directly, or indirectly by investing a substantial portion of its assets in shares of the GMO Alpha LIBOR Fund (see "Investment by Certain Fixed Income Funds in GMO Alpha LIBOR Fund"). By coupling such investments with various exchange-traded and over-the-counter bond and currency derivative instruments, the Fund seeks to obtain the return of those primarily investment-grade international bonds, bond markets and currencies selected by the Manager. The Fund may use derivatives to adjust its foreign currency exposure independently of its exposure to bonds and bond markets. The Fund may invest a portion of its net assets in lower-rated securities (also known as "junk bonds"), which may include sovereign debt of Emerging Countries. The total of the absolute values of all deviations from the benchmark (that is, without regard to sign and allowing for no netting of positions) will often exceed 100% of the value of the Fund for both bonds and currencies, which are generally considered separately. The Fund may make use of a wide variety of exchange-traded and over-the-counter derivative instruments to implement its strategy


     METHODOLOGY/PORTFOLIO CONSTRUCTION: The Manager employs fundamental research techniques in quantitative applications to measure the value of the bond and currency markets. The Manager uses these applications to determine currency and country allocations. Issues are selected by analyzing such factors as term structures, sector and issuer yield spreads, tracking error and embedded option features of the security universe. The Manager implements these allocations by identifying undervalued securities and currencies within the relevant bond and currency markets.


     RISKS: The most significant risks of an investment in the Fund are Market Risk, Liquidity Risk, Derivatives Risk, Foreign Investment Risk, Currency Risk, Leveraging Risk and Credit and Counterparty Risk. For more information about these risks and other principal risks of an investment in the Fund, see "Summary of Principal Risks" on page 37.


                                  PERFORMANCE

     The performance information below helps to show the risks of investing in the Fund. The bar chart to the left shows changes in the Fund's annual total returns from year to year for the periods shown. Purchase premiums are not reflected in the bar chart; if reflected, the returns would be lower. The table to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. See "Benchmarks and Indexes" for a description of the index. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any expenses. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE PERFORMANCE.

                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31
[Graph]

                                                                      INTERNATIONAL BOND FUND (%)
                                                                      ---------------------------
1994                                                                              5.16
1995                                                                             27.31
1996                                                                             16.66
1997                                                                              0.88
1998                                                                             10.79
1999                                                                             -5.48

                        Highest Quarter: 10.53% (1Q1995)

                        Lowest Quarter: -5.78% (1Q1999)


                      Year-to-Date (as of 3/31/00): -0.42%

                          AVERAGE ANNUAL TOTAL RETURN

                        Periods Ending December 31, 1999



------------------------------------------------------------------
                        1 YEAR   5 YEARS   10 YEARS   INCEPT.
------------------------------------------------------------------
                                                      12/22/93
------------------------------------------------------------------
 CLASS III              -5.62%    9.39%        N/A       8.46%
------------------------------------------------------------------
 J.P. MORGAN NON-U.S.
  GOVERNMENT BOND
  INDEX                 -6.17%    6.36%        N/A       5.92%
------------------------------------------------------------------

 GMO CURRENCY HEDGED
    INTERNATIONAL BOND FUND
Fund Inception Date: 9/30/94

                                                                              FUND CODES
                                                              ------------------------------------------
                                                                         Ticker    Symbol       Cusip
                                                                         ------  ----------  -----------
                                                              Class III  GMHBX   CurHgIntBd  362007 34 6


                 OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

     INVESTMENT OBJECTIVE: GMO Currency Hedged International Bond Fund seeks high total return through investment in foreign bond and currency markets. The Fund's current benchmark is the J.P. Morgan Non-U.S. Government Bond Index (Hedged).


     PRINCIPAL INVESTMENTS: The Fund invests primarily in investment-grade bonds denominated in various currencies (including U.S. dollars and multi-currency units), including asset-backed securities issued by foreign governments, U.S. government agencies and private issuers. The Fund may achieve this exposure directly, or indirectly by investing a substantial portion of its assets in shares of the GMO Alpha LIBOR Fund (see "Investment by Certain Fixed Income Funds in GMO Alpha LIBOR Fund"). By coupling such investments with various exchange-traded and over-the-counter bond and currency derivative instruments, the Fund seeks to obtain the return of those primarily investment-grade international bonds, bond markets and currencies selected by the Manager. The Fund will retain no more than 25% of its net currency exposure in the U.S. dollar (allowing for netting of long and short currency positions), and may use derivatives to adjust its foreign currency exposure independently of its exposure to bonds and bond markets. The Fund may invest a portion of its net assets in lower-rated securities (also known as "junk bonds"), which may include sovereign debt of Emerging Countries. The total of the absolute values of all deviations from the benchmark (that is, without regard to sign and allowing for no netting of positions) will often exceed 100% of the value of the Fund for both bonds and currencies, which are generally considered separately. The Fund may make use of a wide variety of exchange-traded and over-the-counter derivative instruments to implement its strategy


     METHODOLOGY/PORTFOLIO CONSTRUCTION: The Manager employs fundamental research techniques in quantitative applications to measure the value of the bond and currency markets. The Manager uses these applications to determine currency and country allocations. Issues are selected by analyzing such factors as term structures, sector and issuer yield spreads, tracking error and embedded option features of the security universe. The Manager implements these allocations by identifying undervalued securities and currencies within the relevant bond and currency markets. The Manager will make extensive use of a wide variety of exchange-traded and over-the-counter derivative instruments to implement the Fund's strategy.


     RISKS: The most significant risks of an investment in the Fund are Market Risk, Liquidity Risk, Derivatives Risk, Foreign Investment Risk, Currency Risk, Leveraging Risk and Credit and Counterparty Risk. For more information about these risks and other principal risks of an investment in the Fund, see "Summary of Principal Risks" on page 37.


                                  PERFORMANCE

     The performance information below helps to show the risks of investing in the Fund. The bar chart to the left shows changes in the Fund's annual total returns from year to year for the periods shown. Purchase premiums are not reflected in the bar chart; if reflected, the returns would be lower. The table to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. See "Benchmarks and Indexes" for a description of the index. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any expenses. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE PERFORMANCE.

                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31
[Graph]

                                                              CURRENCY HEDGED INTERNATIONAL BOND FUND(%)
                                                              ------------------------------------------
1995                                                                             27.78
1996                                                                             23.86
1997                                                                             15.76
1998                                                                              5.67
1999                                                                              2.65

                        Highest Quarter: 8.50% (2Q1995)

                        Lowest Quarter: -0.47% (2Q1999)


                      Year-to-Date (as of 3/31/00): 3.03%

                          AVERAGE ANNUAL TOTAL RETURN

                        Periods Ending December 31, 1999



-----------------------------------------------------------------
                        1 YEAR   5 YEARS   10 YEARS   INCEPT.
-----------------------------------------------------------------
                                                      9/30/94
-----------------------------------------------------------------
 CLASS III               2.50%   14.68%        N/A     13.88%
-----------------------------------------------------------------
 J.P. MORGAN NON-U.S.
  GOVERNMENT BOND
  INDEX (HEDGED)         2.43%   11.20%        N/A     10.97%
-----------------------------------------------------------------

 GMO GLOBAL BOND FUND
Fund Inception Date: 12/28/95

                                                                             FUND CODES
                                                              -----------------------------------------
                                                                         Ticker   Symbol       Cusip
                                                                         ------  ---------  -----------
                                                              Class III  GMGBX   GlobalBd   362007 31 2

                 OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

     INVESTMENT OBJECTIVE: The GMO Global Bond Fund seeks high total return through direct or indirect investment in global bond and currency markets. The Fund's current benchmark is the J.P. Morgan Global Government Bond Index.


     PRINCIPAL INVESTMENTS: The Fund invests primarily in investment-grade bonds denominated in various currencies (including U.S. dollars and multi-currency units), including asset-backed securities issued by foreign governments, U.S. government agencies and private issuers. The Fund may achieve this exposure directly, or indirectly by investing a substantial portion of its assets in shares of the GMO Alpha LIBOR Fund (see "Investment by Certain Fixed Income Funds in GMO Alpha LIBOR Fund"). By coupling such investments with various exchange-traded and over-the-counter bond and currency derivative instruments, the Fund seeks to obtain the return of those primarily investment-grade international bonds, bond markets and currencies selected by the Manager. The Fund may use derivatives to adjust its foreign currency exposure independently of its exposure to bonds and bond markets. The Fund may invest a portion of its net assets in lower-rated securities (also known as "junk bonds"), which may include sovereign debt of Emerging Countries. The total of the absolute values of all deviations from the benchmark (that is, without regard to sign and allowing for no netting of positions) will often exceed 100% of the value of the Fund for both bonds and currencies, which are generally considered separately. The Fund may make use of a wide variety of exchange-traded and over-the-counter derivative instruments to implement its strategy


     METHODOLOGY/PORTFOLIO CONSTRUCTION: The Manager employs fundamental research techniques in quantitative applications to measure the value of the bond and currency markets. The Manager uses these applications to determine currency and country allocations. Issues are selected by analyzing such factors as term structures, sector and issuer yield spreads, tracking error and embedded option features of the security universe. The Manager implements these allocations by identifying undervalued securities and currencies within the relevant bond and currency markets.


     RISKS: The most significant risks of an investment in the Fund are Market Risk, Liquidity Risk, Derivatives Risk, Foreign Investment Risk, Currency Risk, Leveraging Risk and Credit and Counterparty Risk. For more information about these risks and other principal risks of an investment in the Fund, see "Summary of Principal Risks" on page 37.


                                  PERFORMANCE

     The performance information below helps to show the risks of investing in the Fund. The bar chart to the left shows changes in the Fund's annual total returns from year to year for the periods shown. Purchase premiums are not reflected in the bar chart; if reflected, the returns would be lower. The table to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. See "Benchmarks and Indexes" for a description of the index. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any expenses. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE PERFORMANCE.

                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31
[Graph]

                                                                          GLOBAL BOND FUND %
                                                                          ------------------
1996                                                                             13.07
1997                                                                              6.36
1998                                                                             10.25
1999                                                                             -5.54

                        Highest Quarter: 5.18% (3Q1998)

                        Lowest Quarter: -4.98% (1Q1999)


                      Year-to-Date (as of 3/31/00): 0.83%

                          AVERAGE ANNUAL TOTAL RETURN

                        Periods Ending December 31, 1999



------------------------------------------------------------------
                        1 YEAR   5 YEARS   10 YEARS   INCEPT.
------------------------------------------------------------------
                                                      12/28/95
------------------------------------------------------------------
 CLASS III              -5.69%      N/A        N/A       5.73%
------------------------------------------------------------------
 J.P. MORGAN GLOBAL
  GOVERNMENT BOND
  INDEX                 -5.08%      N/A        N/A       3.75%
------------------------------------------------------------------

 GMO EMERGING COUNTRY
    DEBT FUND
Fund Inception Date: 4/19/94

                                                                             FUND CODES
                                                              -----------------------------------------
                                                                         Ticker   Symbol       Cusip
                                                                         ------  ---------  -----------
                                                              Class III  GMCDX   EmgCntrDt  362007 27 0
                                                              Class IV   GMDFX   EmgCntrDt  362008 78 1

                 OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

     INVESTMENT OBJECTIVE: The Emerging Country Debt Fund seeks to earn high total return through investment in sovereign debt of developing countries in Asia, Latin America, the Middle East, Africa and Europe ("Emerging Countries"). The Fund's current benchmark is the J.P. Morgan Emerging Markets Bond Index Global.


     PRINCIPAL INVESTMENTS: The Fund invests primarily in sovereign debt of Emerging Countries. The Fund will generally have at least 50% of its assets denominated in, or hedged into, U.S. dollars. The Fund may achieve this exposure directly, or indirectly by investing a substantial portion of its assets in shares of the GMO Alpha LIBOR Fund (see "Investment by Certain Fixed Income Funds in GMO Alpha LIBOR Fund"). The Fund may make use of a wide variety of exchange-traded and over-the-counter derivative instruments to implement its strategy, and may seek to provide some protection against defaults of sovereign issuers in certain countries through the use of certain derivative instruments.


     METHODOLOGY/PORTFOLIO CONSTRUCTION: The Manager employs a bottom-up approach to examining Emerging Country debt issues, and uses quantitative applications to take advantage of valuation inefficiencies in Emerging Country debt markets. In addition to considerations relating to investment restrictions and tax barriers, allocation of the Fund's investments among selected Emerging Countries will be based on certain other relevant factors including specific security valuations, as well as the outlook for economic growth, currency exchange rates, interest rates and political factors.


     RISKS: The most significant risks of an investment in the Fund are Market Risk, Liquidity Risk, Derivatives Risk, Foreign Investment Risk, Currency Risk, Leveraging Risk and Credit and Counterparty Risk. For more information about these risks and other principal risks of an investment in the Fund, see "Summary of Principal Risks" on page 37.


                                  PERFORMANCE

     The performance information below helps to show the risks of investing in the Fund. The bar chart to the left shows changes in the Fund's annual total returns from year to year for the periods shown. Purchase premiums and redemption fees are not reflected in the bar chart; if reflected, the returns would be lower. The table to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. See "Benchmarks and Indexes" for a description of the index. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any expenses. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE PERFORMANCE.

                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31
[Graph]

                                                                     EMERGING COUNTRY DEPT FUND %
                                                                     ----------------------------
1995                                                                             45.10
1996                                                                             65.71
1997                                                                             31.01
1998                                                                            -35.53
1999                                                                             32.29

                        Highest Quarter: 26.17% (2Q1995)
                        Lowest Quarter: -34.91% (3Q1998)

                      Year-to-Date (as of 3/31/00): 14.39%

                          AVERAGE ANNUAL TOTAL RETURN

                        Periods Ending December 31, 1999



-----------------------------------------------------------------
                       1 YEAR    5 YEARS   10 YEARS   INCEPT.
-----------------------------------------------------------------
                                                      4/19/94
-----------------------------------------------------------------
 CLASS III              31.30%   23.49%      N/A       19.43%
-----------------------------------------------------------------
 J.P. MORGAN EMBI+      25.97%   16.65%      N/A       14.59%
-----------------------------------------------------------------
 J.P. MORGAN EMBI
  GLOBAL+               25.97%   16.65%      N/A       14.59%
-----------------------------------------------------------------
                                                       1/9/98
-----------------------------------------------------------------
 CLASS IV               31.47%    N/A        N/A       -2.66%
-----------------------------------------------------------------
 J.P. MORGAN EMBI+      25.97%    N/A        N/A        5.40%
-----------------------------------------------------------------
 J.P. MORGAN EMBI
  GLOBAL+               25.97%    N/A        N/A        5.40%
-----------------------------------------------------------------

 GMO SHORT-TERM INCOME FUND
Fund Inception Date: 4/18/90

                                                                            FUND CODES
                                                              ---------------------------------------
                                                                         Ticker  Symbol      Cusip
                                                                         ------  ------   -----------
                                                              Class III  GMSIX    STIF    362007 47 8

                 OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

     INVESTMENT OBJECTIVE: The GMO Short-Term Income Fund seeks to provide current income to the extent consistent with the preservation of capital and liquidity through investment in a portfolio of high-quality fixed income instruments. The Fund's current benchmark is the SSB 3 Month T-Bill Index.


     PRINCIPAL INVESTMENTS: The Fund may invest in high-quality prime commercial paper and master demand notes, high-quality corporate debt securities and high-quality debt securities backed by pools of commercial or consumer finance loans, asset-backed securities issued by U.S. government agencies and private issuers, repurchase agreements, and certificates of deposit, bankers' acceptances and other bank obligations. The Fund may achieve this exposure directly, or indirectly by investing a substantial portion of its assets in shares of the GMO Alpha LIBOR Fund (see "Investment by Certain Fixed Income Funds in GMO Alpha LIBOR Fund"). While the Fund intends to invest primarily in short-term securities, it is NOT a money market fund. The Fund may also use derivatives.


     The Fund may achieve exposure to some or all of these investments directly, or indirectly by investing a substantial portion of its assets in shares of the GMO Alpha LIBOR Fund (see "Investment by Certain Fixed Income Funds in GMO Alpha LIBOR Fund").

     METHODOLOGY/PORTFOLIO CONSTRUCTION: The Manager uses fundamental investment techniques to purchase bonds with a high relative yield spread. The Fund seeks to maintain a duration of not greater than two years. While the Fund invests in high-quality instruments, the Manager may or may not dispose of a security whose rating is lowered after purchase.


     RISKS: The most significant risk of an investment in the Fund is Market Risk. For more information about this risk, and other principal risks of an investment in the Fund, see "Summary of Principal Risks" on page 37.


                                  PERFORMANCE

     The performance information below helps to show the risks of investing in the Fund. The bar chart to the left shows changes in the Fund's annual total returns from year to year for the periods shown. The table to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. See "Benchmarks and Indexes" for a description of the index. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any expenses. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE PERFORMANCE.

                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31
[Graph]

                                                                       SHORT-TERM INCOME FUND(%)
                                                                       -------------------------
1991                                                                             8.23
1992                                                                             5.78
1993                                                                             5.65
1994                                                                             1.60
1995                                                                             9.97
1996                                                                             5.40
1997                                                                             6.11
1998                                                                             4.48
1999                                                                             5.09

                        Highest Quarter: 3.51% (4Q1991)
                        Lowest Quarter: -0.24% (1Q1992)

                      Year-to-Date (as of 3/31/00): 1.79%

                          AVERAGE ANNUAL TOTAL RETURN

                        Periods Ending December 31, 1999



-----------------------------------------------------------------
                        1 YEAR   5 YEARS   10 YEARS   INCEPT.
-----------------------------------------------------------------
                                                      4/18/90*
-----------------------------------------------------------------
 CLASS III              5.09%    6.19%       N/A       5.96%
-----------------------------------------------------------------
 SSB 3 MONTH T-BILL
  INDEX                 4.67%    5.19%       N/A       4.96%
-----------------------------------------------------------------


* For the period from April 18, 1990 until June 30, 1991, the Fund operated as a money market fund.

 GMO GLOBAL HEDGED EQUITY FUND
Fund Inception Date: 7/29/94

                                                                             FUND CODES
                                                              ----------------------------------------
                                                                         Ticker   Symbol      Cusip
                                                                         ------   ------   -----------
                                                              Class III   N/A      N/A     362007 44 5

                 OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

     INVESTMENT OBJECTIVE: The GMO Global Hedged Equity Fund seeks high total return consistent with minimal exposure to general equity market risk. The Fund's current benchmark is the SSB 3 Month T-Bill Index.

     INVESTMENT UNIVERSE: The Fund invests primarily in shares of the GMO U.S. Equity Funds and GMO International Equity Funds (including the GMO Emerging Markets Funds) (the "underlying Funds"), or directly in equity securities of the type invested in by these Funds. The Fund may also use derivatives, including the equity hedging investments described below.

     PRINCIPAL INVESTMENTS: The Fund invests primarily in a combination of (i) global equity securities, generally held through the underlying Funds; (ii) derivative instruments intended to hedge the value of the Fund's equity positions against general movements in the relevant equity market(s) and against changes in the value of the foreign currencies represented in the Fund's non-U.S. positions relative to the U.S. dollar; and (iii) long interest rate futures contracts intended to extend the duration of the Fund. The Fund expects to make substantial use of exchange-traded and over-the-counter derivatives and related instruments.

     Investors should understand that, as opposed to conventional portfolios composed of equity securities, to the extent that the Fund's hedging positions are effective, the performance of the Fund is not expected to correlate with the movements of equity markets generally. Rather, the Fund will perform more like a short-term fixed income fund adjusted by the Manager's outperformance or underperformance of equity markets generally.

     METHODOLOGY/PORTFOLIO CONSTRUCTION: The Fund will implement its strategy globally with a combination of U.S. equities and international equities. For the U.S. equity portion of the portfolio, the Fund will invest in a U.S. equity strategy that will be hedged using exchange-traded S&P 500 futures contracts. For the international equity portion of the portfolio, the Fund will invest in an international strategy that will be hedged using foreign exchange-traded futures contracts and swap contracts in which the Fund is obligated to pay the return of foreign markets in return for a U.S. dollar-based interest rate.


     RISKS: The most significant risks of an investment in the Fund are Market Risk, Derivatives Risk and Foreign Investment Risk. For more information about these risks and other principal risks of an investment in the Fund, see "Summary of Principal Risks" on page 37.


                                  PERFORMANCE

     The performance information below helps to show the risks of investing in the Fund. The bar chart to the left shows changes in the Fund's annual total returns from year to year for the periods shown. Purchase premiums and redemption fees are not reflected in the bar chart; if reflected, the returns would be lower. The table to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. See "Benchmarks and Indexes" for a description of the index. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any expenses. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE PERFORMANCE.

                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31
[GRAPH]

                                                                     GLOBAL HEDGED EQUITY FUND (%)
                                                                     -----------------------------
1995                                                                              8.04
1996                                                                              4.09
1997                                                                             -1.60
1998                                                                             -7.08
1999                                                                              1.65


                        Highest Quarter: 8.01% (2Q1999)

                        Lowest Quarter: -4.10% (2Q1998)

                      Year-to-Date (as of 3/31/00): 1.44%

                          AVERAGE ANNUAL TOTAL RETURN

                        Periods Ending December 31, 1999



-----------------------------------------------------------------
                        1 YEAR   5 YEARS   10 YEARS   INCEPT.
-----------------------------------------------------------------
                                                      7/29/94
-----------------------------------------------------------------
 CLASS III              -0.29%    0.50%        N/A      0.54%
-----------------------------------------------------------------
 SSB 3 MONTH T-BILL
  INDEX                  4.67%    5.19%        N/A      5.17%
-----------------------------------------------------------------

 GMO INFLATION INDEXED BOND FUND
Fund Inception Date: 3/31/97

                                                                             FUND CODES
                                                              -----------------------------------------
                                                                         Ticker   Symbol       Cusip
                                                                         ------  ---------  -----------
                                                              Class III  GMIIX   InfltInBd   362007 247

                 OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

     INVESTMENT OBJECTIVE: The GMO Inflation Indexed Bond Fund seeks high total return through investment in government bonds that are indexed or otherwise "linked" to general measures of inflation in the country of issue ("inflation indexed bonds"). The Fund's current benchmark is the Lehman Brothers Treasury Inflation Notes Index.


     PRINCIPAL INVESTMENTS: The Fund invests primarily in inflation indexed (as defined above) and other fixed income securities of both the United States and foreign issuers. Inflation indexed securities issued by the U.S. Treasury are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. A bond will be deemed to be "linked" to general measures of inflation if, by such bond's terms, principal or interest components change with general movements of inflation in the country of issue. The Fund may achieve this exposure directly, or indirectly by investing a substantial portion of its assets in shares of the GMO Alpha LIBOR Fund (see "Investment by Certain Fixed Income Funds in GMO Alpha LIBOR Fund"). The Fund may also invest a portion of its assets in lower-rated securities (also known as "junk bonds"). The Fund may also invest in derivatives. The Fund invests in appropriate fixed income securities that in the opinion of the Manager represent favorable values relative to their market prices.


     METHODOLOGY/PORTFOLIO CONSTRUCTION: The Manager uses fundamental investment techniques to select issues by matching the Fund's duration to that of its benchmark. The Manager may use exchange-traded and over-the-counter derivative instruments to implement the Fund's strategy.


     RISKS: The most significant risks of an investment in the Fund are Market Risk, Derivatives Risk, Foreign Investment Risk, Currency Risk, Leveraging Risk and Credit and Counterparty Risk. For more information about these risks and other principal risks of an investment in the Fund, see "Summary of Principal Risks" on page 37.


                                  PERFORMANCE


     The performance information below helps to show the risks of investing in the Fund. The bar chart to the left shows changes in the Fund's annual total returns from year to year for the periods shown. Purchase premium and redemption fee in effect through December 31, 1999 are not reflected in the bar chart; if reflected, the returns would be lower. The table to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. See "Benchmarks and Indexes" for a description of the index. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any expenses. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE PERFORMANCE.


                      ANNUAL TOTAL RETURN/Class III Shares
                            Year Ending December 31
[GRAPH]

                                                                    INFLATION INDEXED BOND FUND(%)
                                                                    ------------------------------
1998                                                                             4.17
1999                                                                             2.70

                        Highest Quarter: 2.36% (3Q1998)
                         Lowest Quarter: 0.16% (4Q1998)

                      Year-to-Date (as of 3/31/00): 4.07%

                          AVERAGE ANNUAL TOTAL RETURN

                        Periods Ending December 31, 1999



-----------------------------------------------------------------
                        1 YEAR   5 YEARS   10 YEARS   INCEPT.
-----------------------------------------------------------------
                                                      3/31/97
-----------------------------------------------------------------
 CLASS III              2.50%       N/A        N/A      3.64%
-----------------------------------------------------------------
 LEHMAN BROTHERS
  TREASURY INFLATION
  NOTES INDEX           2.36%       N/A        N/A       N/A*
-----------------------------------------------------------------
 LEHMAN BROTHERS
  TREASURY INFLATION
  NOTES+                2.36%       N/A        N/A      3.50%
-----------------------------------------------------------------



* Index inception date is 10/1/97

 GMO EMERGING COUNTRY DEBT
    SHARE FUND
Fund Inception Date: 7/20/98

                                                                             FUND CODES
                                                              ----------------------------------------
                                                                         Ticker   Symbol      Cusip
                                                                         ------   ------   -----------
                                                              Class III   N/A      N/A     362008 64 1


                 OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

     INVESTMENT OBJECTIVE: The Emerging Country Debt Share Fund seeks high total return through investment in the GMO Emerging Country Debt Fund ("ECDF"), a portfolio of the Trust. The Fund's current benchmark is the J.P. Morgan Emerging Markets Bond Index Global.

     PRINCIPAL INVESTMENTS: The Fund invests primarily in ECDF, and will therefore indirectly employ ECDF's principal strategies. The Fund may also invest in cash and high quality money market instruments.

     For a discussion of the objective, principal investments and strategies and portfolio construction process for ECDF, please see "Summary of Fund Objectives and Principal Investment Strategies -- Emerging Country Debt Fund" above.


     RISKS: The most significant risks of an investment in the Fund are the risks the Fund is exposed to through ECDF, which include Market Risk, Liquidity Risk, Derivatives Risk, Foreign Investment Risk, Currency Risk, Leveraging Risk and Credit and Counterparty Risk. For more information about these risks and other principal risks of an investment in the Fund, see "Summary of Principal Risks" on page 37.



                                  PERFORMANCE



     The performance information below helps to show the risks of investing in the Fund. The bar chart to the left shows the Fund's annual total return for the period shown. Purchase premiums and redemption fees are not reflected in the bar chart; if reflected, the returns would be lower. The table to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. See "Benchmarks and Indexes" for a description of the index. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any expenses. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE PERFORMANCE.



                      ANNUAL TOTAL RETURN/Class III Shares


                            Years Ending December 31

[Graph]

                                                               GMO EMERGING COUNTRY DEBT SHARE FUND (%)
                                                               ----------------------------------------
1999                                                                             32.13


                        Highest Quarter: 18.02% (4Q1999)


                         Lowest Quarter: 1.30% (3Q1999)


                      Year-to-Date (as of 3/31/00): 14.47%


                          AVERAGE ANNUAL TOTAL RETURN


                        Periods Ending December 31, 1999



-----------------------------------------------------------------
                       1 YEAR    5 YEARS   10 YEARS   INCEPT.
-----------------------------------------------------------------
                                                      7/20/98
-----------------------------------------------------------------
 CLASS III              32.13%       N/A       N/A     -5.54%
-----------------------------------------------------------------
 J.P. MORGAN EMBI +     25.97%       N/A       N/A      3.45%
-----------------------------------------------------------------
 J.P. MORGAN EMBI
  GLOBAL +              25.97%       N/A       N/A      3.45%
-----------------------------------------------------------------

                   ASSET ALLOCATION FUNDS ("FUNDS OF FUNDS")


     The Asset Allocation Funds invest primarily in other GMO Funds to provide an investor with exposure to the investments -- and attendant risks -- of the underlying Funds.


PORTFOLIO CONSTRUCTION

     The Manager uses fundamental and quantitative investment principles to provide broad exposure to asset classes or sectors ("Asset Classes") and to make optimal allocations among these Asset Classes. The Manager uses top-down valuation methodologies to allocate Fund assets away from underlying Funds investing primarily in overvalued Asset Classes and into those underlying Funds whose Asset Classes the Manager believes are undervalued. The Manager considers forecasted risk, return, transaction costs and expected value-added for each of the underlying Funds when implementing the allocation strategy. Each Fund will consider whether to rebalance when cash flows occur, the investment outlook changes, or there has been a significant change in market valuation levels.
 GMO INTERNATIONAL EQUITY
    ALLOCATION FUND
Fund Inception Date: 10/11/96

                                                                            FUND CODES
                                                              ---------------------------------------
                                                                         Ticker  Symbol      Cusip
                                                                         ------  -------  -----------
                                                              Class III  GIEAX   IntEqAl  362007 21 3


                 OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

     INVESTMENT OBJECTIVE: The International Equity Allocation Fund seeks total return greater than the return of the GMO EAFE Extended benchmark through investment to varying extents in other Funds of the Trust.

     INVESTMENT UNIVERSE: The Fund invests primarily in the GMO International Equity Funds (including the GMO Emerging Markets Funds) and the GMO Fixed Income Funds (collectively, "underlying Funds").

     PRINCIPAL INVESTMENTS: The Fund seeks a total return greater than the GMO EAFE Extended benchmark. This benchmark modifies the MSCI EAFE index by including a market capitalization weighting for emerging markets. The Fund will typically be nearly fully exposed to equity and fixed income securities through investment in the underlying Funds.


     RISKS: The most significant risk of an investment in the Fund is the risk that one or more underlying Funds will not perform as expected. In addition, the Fund will indirectly be exposed to all of the risks of an investment in the underlying Funds. For more information about these risks and other principal risks of an investment in the Fund, see "Summary of Principal Risks" on page 37.


                                  PERFORMANCE

     The performance information below helps to show the risks of investing in the Fund. The bar chart to the left shows changes in the Fund's annual total returns from year to year for the periods shown. Purchase premiums and redemption fees are not reflected in the bar chart; if reflected, the returns would be lower. The table to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. See "Benchmarks and Indexes" for a description of the index. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any expenses. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE PERFORMANCE.

                      ANNUAL TOTAL RETURN/Class III Shares
                            Years ending December 31
[GRAPH]

                                                                INTERNATIONAL EQUITY ALLOCATION FUND(%)
                                                                ---------------------------------------
1997                                                                              1.74
1998                                                                              1.99
1999                                                                             26.77

                        Highest Quarter: 14.99% (4Q1998)
                        Lowest Quarter: -15.91% (3Q1998)

                      Year-to-Date (as of 3/31/00): -2.28%

                          AVERAGE ANNUAL TOTAL RETURN

                        Periods Ending December 31, 1999



-----------------------------------------------------------------
                        1 YEAR   5 YEARS   10 YEARS   INCEPT.
-----------------------------------------------------------------
                                                      10/11/96
-----------------------------------------------------------------
 CLASS III              25.61%      N/A        N/A      9.47%
-----------------------------------------------------------------
 MSCI AC WORLD EX US    31.79%      N/A        N/A     14.99%
-----------------------------------------------------------------
 GMO EAFE EXTENDED+     27.40%      N/A        N/A     16.03%
-----------------------------------------------------------------

 GMO WORLD EQUITY
    ALLOCATION FUND
Fund Inception Date: 6/28/96

                                                                             FUND CODES
                                                              -----------------------------------------
                                                                         Ticker   Symbol       Cusip
                                                                         ------  ---------  -----------
                                                              Class III  GMWAX   WrldEqAl   362007 17 1


                 OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

     INVESTMENT OBJECTIVE: The World Equity Allocation Fund seeks total return greater than the return of the GMO World Extended benchmark through investment to varying extents in other Funds of the Trust.

     INVESTMENT UNIVERSE: The Fund invests primarily in the GMO International Equity Funds (including the GMO Emerging Markets Funds), GMO U.S. Equity Funds, and the GMO Fixed Income Funds (collectively, "underlying Funds").

     PRINCIPAL INVESTMENTS: The Fund seeks a total return greater than the GMO World Extended benchmark. This benchmark modifies the MSCI World Index including a market capitalization weighting for emerging markets. The Fund will typically be nearly fully exposed to equity and fixed income securities through investment in the underlying Funds.


     RISKS: The most significant risk of an investment in the Fund is the risk that one or more underlying Funds will not perform as expected. In addition, the Fund will indirectly be exposed to all of the risks of an investment in the underlying Funds. For more information about these risks and other principal risks of an investment in the Fund, see "Summary of Principal Risks" on page 37.


                                  PERFORMANCE

     The performance information below helps to show the risks of investing in the Fund. The bar chart to the left shows changes in the Fund's annual total returns from year to year for the periods shown. Purchase premiums and redemption fees are not reflected in the bar chart; if reflected, the returns would be lower. The table to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. See "Benchmarks and Indexes" for a description of the index. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any expenses. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE PERFORMANCE.

                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31
[Graph]

                                                                   WORLD EQUITY ALLOCATION FUND (%)
                                                                   --------------------------------
1997                                                                             10.23
1998                                                                              2.73
1999                                                                             23.44

                        Highest Quarter: 14.30% (4Q1998)
                        Lowest Quarter: -15.08% (3Q1998)

                      Year-to-Date (as of 3/31/00): 0.86%

                          AVERAGE ANNUAL TOTAL RETURN

                        Periods Ending December 31, 1999



-----------------------------------------------------------------
                        1 YEAR   5 YEARS   10 YEARS   INCEPT.
-----------------------------------------------------------------
                                                      10/22/96*
-----------------------------------------------------------------
 CLASS III              22.45%      N/A        N/A     12.17%
-----------------------------------------------------------------
 MSCI AC WORLD          27.30%      N/A        N/A     20.77%
-----------------------------------------------------------------
 GMO WORLD EXTENDED+    25.44%      N/A        N/A     21.71%
-----------------------------------------------------------------



* The Fund commenced operations on June 28, 1996 with two classes of shares -- Class I shares and Class II shares. Class I shares converted to Class III shares on January 9, 1998; Class II shares converted to Class III shares on October 16, 1996.

 GMO GLOBAL (U.S.+) EQUITY
    ALLOCATION FUND

Fund Inception Date: 11/26/96


                                                                             FUND CODES
                                                              ----------------------------------------
                                                                         Ticker   Symbol      Cusip
                                                                         ------  --------  -----------
                                                              Class III  GMGEX   GlEqtyAl  362007 14 8


                 OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

     INVESTMENT OBJECTIVE: The Global (U.S.+) Equity Allocation Fund seeks total return greater than the return of the GMO Global (U.S.+) Equity Index through investment to varying extents in other Funds of the Trust.

     INVESTMENT UNIVERSE: The Fund invests primarily in the GMO U.S. Equity Funds, GMO International Equity Funds (including the GMO Emerging Markets Funds) and the GMO Fixed Income Funds (collectively, "underlying Funds").

     PRINCIPAL INVESTMENTS: The Fund seeks a total return greater than the GMO Global (U.S.+) Equity Index benchmark, which is comprised 75% of the S&P 500 Index and 25% of GMO EAFE Extended. GMO EAFE Extended modifies the MSCI EAFE Index by including a market capitalization weighting for emerging markets. The Fund will typically be nearly fully exposed to equity and fixed income securities through investment in the underlying Funds.


     RISKS: The most significant risk of an investment in the Fund is the risk that one or more underlying Funds will not perform as expected. In addition, the Fund will indirectly be exposed to all of the risks of an investment in the underlying Funds. For more information about these risks, and other principal risks of an investment in the Fund, see "Summary of Principal Risks" on page 37.


                                  PERFORMANCE

     The performance information below helps to show the risks of investing in the Fund. The bar chart to the left shows changes in the Fund's annual total returns from year to year for the periods shown. Purchase premiums and redemption fees are not reflected in the bar chart; if reflected, the returns would be lower. The table to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. See "Benchmarks and Indexes" for a description of the index. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any expenses. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE PERFORMANCE.

                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31
[Graph]

                                                               GLOBAL (U.S.+) EQUITY ALLOCATION FUND (%)
                                                               -----------------------------------------
1997                                                                             19.90
1998                                                                              5.97
1999                                                                             19.28

                        Highest Quarter: 14.22% (4Q1998)
                        Lowest Quarter: -13.52% (3Q1998)

                      Year-to-Date (as of 3/31/00): 2.97%

                          AVERAGE ANNUAL TOTAL RETURN

                        Periods Ending December 31, 1999



-----------------------------------------------------------------
                        1 YEAR   5 YEARS   10 YEARS   INCEPT.
-----------------------------------------------------------------
                                                      11/26/96
-----------------------------------------------------------------
 CLASS III              18.54%    N/A        N/A       14.40%
-----------------------------------------------------------------
 75% S&P 500; 25%
  MSCI AC WORLD EX
  U.S.                  23.74%    N/A        N/A       22.94%
-----------------------------------------------------------------
 GMO GLOBAL (U.S.+)
  EQUITY INDEX          22.61%    N/A        N/A       23.24%
-----------------------------------------------------------------

 GMO GLOBAL BALANCED
    ALLOCATION FUND
Fund Inception Date: 7/29/96

                                                                            FUND CODES
                                                              ---------------------------------------
                                                                         Ticker  Symbol      Cusip
                                                                         ------  -------  -----------
                                                              Class III  GMGAX   GlBalAl  362007 11 4


                 OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

     INVESTMENT OBJECTIVE: The Global Balanced Allocation Fund seeks total return greater than the return of the GMO Global Balanced Index through investment to varying extents in other Funds of the Trust.

     INVESTMENT UNIVERSE: The Fund invests primarily in the GMO International Equity Funds (including the GMO Emerging Markets Funds), the GMO Fixed Income Funds and the GMO U.S. Equity Funds.

     PRINCIPAL INVESTMENTS: The Fund seeks a total return greater than the GMO Global Balanced benchmark, which is comprised 48.75% of the S&P 500 Index, 16.25% of GMO EAFE Extended and 35% of the Lehman Brothers Aggregate Bond Index. GMO EAFE Extended modifies the MSCI EAFE Index by including a market capitalization weighting for emerging markets. The Fund will typically be nearly fully exposed to equity and fixed income securities through investment in the underlying Funds.


     RISKS: The most significant risk of an investment in the Fund is the risk that one or more underlying Funds will not perform as expected. In addition, the Fund will indirectly be exposed to all of the risks of an investment in the underlying Funds. For more information about these risks, and other principal risks of an investment in the Fund, see "Summary of Principal Risks" on page 37.


                                  PERFORMANCE

     The performance information below helps to show the risks of investing in the Fund. The bar chart to the left shows changes in the Fund's annual total returns from year to year for the periods shown. Purchase premiums and redemption fees are not reflected in the bar chart; if reflected, the returns would be lower. The table to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. See "Benchmarks and Indexes" for a description of the index. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any expenses. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE PERFORMANCE.

                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31
[Graph]

                                                                  GLOBAL BALANCED ALLOCATION FUND (%)
                                                                  -----------------------------------
1998                                                                              4.38
1999                                                                             10.97

                        Highest Quarter: 7.85% (4Q1998)
                        Lowest Quarter: -7.89% (3Q1998)

                      Year-to-Date (as of 3/31/00): 2.85%

                          AVERAGE ANNUAL TOTAL RETURN

                        Periods Ending December 31, 1999



-----------------------------------------------------------------
                        1 YEAR   5 YEARS   10 YEARS   INCEPT.
-----------------------------------------------------------------
                                                      6/2/97*
-----------------------------------------------------------------
 CLASS III              10.46%    N/A        N/A        9.27%
-----------------------------------------------------------------
 50% S&P 500; 50%
  LEHMAN BROTHERS
  AGGREGATE BOND
  INDEX                  9.80%    N/A        N/A       15.80%
-----------------------------------------------------------------
 GMO GLOBAL BALANCED
  INDEX                 14.04%    N/A        N/A       17.22%
-----------------------------------------------------------------



* The Fund commenced operations on July 29, 1996 with a single class of shares -- Class I Shares. Class I and Class II Shares converted to Class III Shares on January 9, 1998.

 GMO U.S. SECTOR FUND
Fund Inception Date: 12/31/92

                                                                             FUND CODES
                                                              ----------------------------------------
                                                                         Ticker   Symbol      Cusip
                                                                         ------  --------  -----------
                                                              Class III  GMUSX   USSector  362007 75 9

                 OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES


     INVESTMENT OBJECTIVE: The U.S. Sector Fund seeks total return greater than that of the S&P 500 through investment in common stocks, either directly or through investment in other GMO Funds ("underlying Funds").



     INVESTMENT UNIVERSE: The Fund invests primarily in the U.S. Core Fund, Growth Fund, Value Fund, Small Cap Growth Fund, Small Cap Value Fund, Intrinsic Value Fund and REIT Fund.


     PRINCIPAL INVESTMENTS: The Fund will typically be nearly fully exposed to equity securities through investment in the underlying Funds.


     RISKS: The most significant risk of an investment in the Fund is the risk that one or more underlying Funds will not perform as expected. In addition, the Fund will indirectly be exposed to all of the risks of an investment in the underlying Funds. For more information about these risks and other principal risks of an investment in the Fund, see "Summary of Principal Risks" on page 37.


                                  PERFORMANCE

     The performance information below helps to show the risks of investing in the Fund. The bar chart to the left shows changes in the Fund's annual total returns from year to year for the periods shown. Purchase premiums and redemption fees are not reflected in the bar chart; if reflected, the returns would be lower. The table to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. See "Benchmarks and Indexes" for a description of the index. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any expenses. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE PERFORMANCE.

                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31
[Graph]

                                                                              SECTOR FUND
                                                                              -----------
1993                                                                             16.88
1994                                                                              3.27
1995                                                                             43.18
1996                                                                             18.24
1997                                                                             28.64
1998                                                                             11.64
1999                                                                             14.31

                        Highest Quarter: 16.09% (4Q1998)
                        Lowest Quarter: -12.52% (3Q1998)

                      Year to Date (as of 3/31/00): 4.49%

                          AVERAGE ANNUAL TOTAL RETURN

                        Periods Ending December 31, 1999



-----------------------------------------------------------------
                        1 YEAR   5 YEARS   10 YEARS   INCEPT.
-----------------------------------------------------------------
                                                      12/31/92
-----------------------------------------------------------------
 CLASS III              13.80%   22.56%      N/A       18.79%
-----------------------------------------------------------------
 S&P 500                21.04%   28.54%      N/A       21.52%
-----------------------------------------------------------------

                           SUMMARY OF PRINCIPAL RISKS

     The following chart identifies the Principal Risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

-------------------------------------------------------------------------------------------------------------------------------
                                                        SMALLER               FOREIGN                  NON-
                                    MARKET   LIQUIDITY  COMPANY  DERIVATIVES INVESTMENT CURRENCY  DIVERSIFICATION CONCENTRATION
                                     RISK      RISK      RISK       RISK        RISK      RISK         RISK           RISK
-------------------------------------------------------------------------------------------------------------------------------
 DOMESTIC EQUITY FUNDS
-------------------------------------------------------------------------------------------------------------------------------
 U.S. Core Fund                       --        --                   --          --
-------------------------------------------------------------------------------------------------------------------------------
 Tobacco-Free Core Fund               --        --                   --          --
-------------------------------------------------------------------------------------------------------------------------------
 Value Fund                           --        --                   --          --                     --
-------------------------------------------------------------------------------------------------------------------------------
 Intrinsic Value Fund                 --        --                   --          --                     --
-------------------------------------------------------------------------------------------------------------------------------
 Growth Fund                          --        --                   --          --                     --
-------------------------------------------------------------------------------------------------------------------------------
 Small Cap Value Fund                 --        --        --         --          --
-------------------------------------------------------------------------------------------------------------------------------
 Small Cap Growth Fund                --        --        --         --          --                     --
-------------------------------------------------------------------------------------------------------------------------------
 REIT Fund                            --        --                   --          --        --           --             --
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL EQUITY FUNDS
-------------------------------------------------------------------------------------------------------------------------------
 International Core Fund              --        --                   --          --        --
-------------------------------------------------------------------------------------------------------------------------------
 Currency Hedged International
   Core Fund                          --        --                   --          --        --           --
-------------------------------------------------------------------------------------------------------------------------------
 Foreign Fund                         --        --                   --          --        --           --
-------------------------------------------------------------------------------------------------------------------------------
 International Small Companies
   Fund                               --        --        --         --          --        --
-------------------------------------------------------------------------------------------------------------------------------
 Japan Fund                           --        --        --         --          --        --           --             --
-------------------------------------------------------------------------------------------------------------------------------
 Emerging Markets Fund                --        --        --         --          --        --           --
-------------------------------------------------------------------------------------------------------------------------------
 Evolving Countries Fund              --        --        --         --          --        --           --
-------------------------------------------------------------------------------------------------------------------------------
 Asia Fund                            --        --        --         --          --        --           --             --
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
 FIXED INCOME FUNDS
-------------------------------------------------------------------------------------------------------------------------------
 Domestic Bond Fund                   --        --                   --          --        --           --
-------------------------------------------------------------------------------------------------------------------------------
 U.S. Bond/Global Alpha A
   Fund                               --        --                   --          --        --           --
-------------------------------------------------------------------------------------------------------------------------------
 U.S. Bond/Global Alpha B
   Fund                               --        --                   --          --        --           --
-------------------------------------------------------------------------------------------------------------------------------
 International Bond Fund              --        --                   --          --        --           --
-------------------------------------------------------------------------------------------------------------------------------
 Currency Hedged International
   Bond Fund                          --        --                   --          --        --           --
-------------------------------------------------------------------------------------------------------------------------------
 Global Bond Fund                     --        --                   --          --        --           --
-------------------------------------------------------------------------------------------------------------------------------
 Emerging Country Debt Fund           --        --                   --          --        --           --
-------------------------------------------------------------------------------------------------------------------------------
 Short-Term Income Fund               --        --                                                      --             --
-------------------------------------------------------------------------------------------------------------------------------
 Global Hedged Equity Fund            --        --                   --          --        --           --
-------------------------------------------------------------------------------------------------------------------------------
 Inflation Indexed Bond Fund          --        --                   --          --        --           --
-------------------------------------------------------------------------------------------------------------------------------
 Emerging Country Debt Share Fund     --        --                   --          --        --           --
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION FUNDS
-------------------------------------------------------------------------------------------------------------------------------
 International Equity Allocation
   Fund                               --        --        --         --          --        --
-------------------------------------------------------------------------------------------------------------------------------
 World Equity Allocation Fund         --        --        --         --          --        --
-------------------------------------------------------------------------------------------------------------------------------
 Global (U.S.+) Equity Allocation
   Fund                               --        --        --         --          --        --
-------------------------------------------------------------------------------------------------------------------------------
 Global Balanced Allocation
   Fund                               --        --        --         --          --        --
-------------------------------------------------------------------------------------------------------------------------------
 U.S. Sector Fund                     --        --        --         --          --        --
-------------------------------------------------------------------------------------------------------------------------------

----------------------------------  --------------------------------------
                                                CREDIT AND
                                    LEVERAGING COUNTERPARTY   MANAGEMENT
                                       RISK        RISK          RISK
----------------------------------  --------------------------------------
 DOMESTIC EQUITY FUNDS
----------------------------------------------------------------------------------------
 U.S. Core Fund                         --          --            --
-------------------------------------------------------------------------------------------------------
 Tobacco-Free Core Fund                 --          --            --
----------------------------------------------------------------------------------------------------------------------
 Value Fund                             --          --            --
-------------------------------------------------------------------------------------------------------------------------------
 Intrinsic Value Fund                   --          --            --
-------------------------------------------------------------------------------------------------------------------------------
 Growth Fund                            --          --            --
-------------------------------------------------------------------------------------------------------------------------------
 Small Cap Value Fund                   --          --            --
-------------------------------------------------------------------------------------------------------------------------------
 Small Cap Growth Fund                  --          --            --
-------------------------------------------------------------------------------------------------------------------------------
 REIT Fund                              --          --            --
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL EQUITY FUNDS
-------------------------------------------------------------------------------------------------------------------------------
 International Core Fund                --          --            --
-------------------------------------------------------------------------------------------------------------------------------
 Currency Hedged International
   Core Fund                            --          --            --
-------------------------------------------------------------------------------------------------------------------------------
 Foreign Fund                                       --            --
-------------------------------------------------------------------------------------------------------------------------------
 International Small Companies
   Fund                                 --          --            --
-------------------------------------------------------------------------------------------------------------------------------
 Japan Fund                             --          --            --
-------------------------------------------------------------------------------------------------------------------------------
 Emerging Markets Fund                  --          --            --
-------------------------------------------------------------------------------------------------------------------------------
 Evolving Countries Fund                --          --            --
-------------------------------------------------------------------------------------------------------------------------------
 Asia Fund                              --          --            --
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
 FIXED INCOME FUNDS
-------------------------------------------------------------------------------------------------------------------------------
 Domestic Bond Fund                     --          --            --
-------------------------------------------------------------------------------------------------------------------------------
 U.S. Bond/Global Alpha A
   Fund                                 --          --            --
-------------------------------------------------------------------------------------------------------------------------------
 U.S. Bond/Global Alpha B
   Fund                                 --          --            --
-------------------------------------------------------------------------------------------------------------------------------
 International Bond Fund                --          --            --
-------------------------------------------------------------------------------------------------------------------------------
 Currency Hedged International
   Bond Fund                            --          --            --
-------------------------------------------------------------------------------------------------------------------------------
 Global Bond Fund                       --          --            --
-------------------------------------------------------------------------------------------------------------------------------
 Emerging Country Debt Fund             --          --            --
-------------------------------------------------------------------------------------------------------------------------------
 Short-Term Income Fund                 --          --            --
-------------------------------------------------------------------------------------------------------------------------------
 Global Hedged Equity Fund              --          --            --
-------------------------------------------------------------------------------------------------------------------------------
 Inflation Indexed Bond Fund            --          --            --
-------------------------------------------------------------------------------------------------------------------------------
 Emerging Country Debt Share Fund       --          --            --
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION FUNDS
-------------------------------------------------------------------------------------------------------------------------------
 International Equity Allocation
   Fund                                 --          --            --
-------------------------------------------------------------------------------------------------------------------------------
 World Equity Allocation Fund           --          --            --
-------------------------------------------------------------------------------------------------------------------------------
 Global (U.S.+) Equity Allocation
   Fund                                 --          --            --
-------------------------------------------------------------------------------------------------------------------------------
 Global Balanced Allocation
   Fund                                 --          --            --
-------------------------------------------------------------------------------------------------------------------------------
 U.S. Sector Fund                       --          --            --
-------------------------------------------------------------------------------------------------------------------------------



     The value of your investment in a Fund changes with the values of that Fund's investments. Many factors can affect those values, and you can lose money by investing in the Funds. Factors that may affect a particular Fund's portfolio as a whole are called "principal risks" and are summarized in this section. This summary describes the nature of these risks but is not intended to include every potential risk. All Funds could be subject to additional risks because the types of investments made by each Fund change over time. The Statement of Additional Information includes more information about the Funds and their investments.

      -- MARKET RISK. All of the Funds are subject to market risk, which is the risk of unfavorable market-induced changes in the value of the securities owned by a Fund. General market risks associated with investments in equity and fixed income securities include the following:


     Equity Securities. A principal risk of each Fund that invests a substantial portion of its assets in equity securities is that those equity securities will decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The values of equity securities may decline for a number of reasons which directly relate to the issuing company, such as management performance, financial leverage and reduced demand for the issuer's goods or services. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions which are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally.


     The U.S. Equity Funds and the International Equity Funds maintain substantial exposure to equities and generally do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects these Funds to unpredictable declines in the value of their shares, as well as periods of poor performance.



     Value Securities Risk. Some equity securities (generally referred to as "value securities") are purchased primarily because they are selling at a price lower than what is believed to be their true value and not necessarily because the issuing companies are expected to experience significant earnings growth. These securities bear the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be out of favor, or that the market does not recognize the value of the company, such that the price of its securities may decline or may not approach the value that the Manager anticipates. Since value criteria are used extensively by the Manager across the Funds, these risks apply to all of the equity funds described in this Prospectus. The risks are particularly pronounced for the Value Fund, Small Cap Value Fund and Intrinsic Value Fund, which invest primarily in value securities.



     Growth Securities Risk. Certain equity securities (generally known as "growth securities") are purchased primarily because it is believed that they will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other types of stocks. Growth securities are often more sensitive to general market movements than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. At times when it appears that these expectations may not be met, growth stock prices typically fall. All of the Funds that invest in equity securities are subject to these risks, but these risks are particularly pronounced for the Growth Fund and the Small Cap Growth Fund, which invest primarily in growth securities.



     FIXED INCOME SECURITIES. The value of the Funds' investments in fixed income securities (including bonds, notes and asset-backed securities) will typically change as interest rates fluctuate. During periods of rising interest rates, the values of fixed income securities generally decline. Conversely, during periods of falling interest rates, the values of fixed income securities generally rise.


     This kind of market risk, also called interest rate risk, is generally greater for Funds investing in fixed income securities with longer maturities and portfolios with longer durations (a measure of the expected cash flows of a fixed income security). Thus, this risk is greatest for Funds with longer durations (i.e., that invest in fixed income securities with longer maturities) and is even present, but to a somewhat lesser extent, in the Short-Term Income Fund.


     While interest rate risk is attendant with all fixed income securities and tends to depend mostly on the duration of the security, interest rate risk is generally more pronounced with lower-rated securities and so may be more significant for the Emerging Country Debt Fund, Emerging Country Debt Share Fund, Global Bond Fund, International Bond Fund, Inflation Indexed Bond Fund, Currency Hedged International Bond Fund, U.S. Bond/Global Alpha A Fund, U.S. Bond/ Global Alpha B Fund, Domestic Bond Fund, REIT Fund, Currency Hedged International Core Fund and Foreign Fund, each of which may invest a significant portion of their assets in lower-rated securities (also called "junk bonds") or comparable unrated securities.



     In addition, a related market risk exists for the Domestic Bond Fund, Global Bond Fund, International Bond Fund, Currency Hedged International Bond Fund, U.S. Bond/Global Alpha A Fund, U.S. Bond/Global Alpha B Fund and Short-Term Income Fund, which invest to a material extent in mortgage-related or other asset-backed securities that may be prepaid. Because prepayments generally increase when interest rates fall, these Funds are subject to the risk that cash flows from securities will have to be reinvested at lower rates. Likewise, since prepayments decrease when interest rates rise, these securities have maturities that tend to be longer when that is least desirable -- when interest rates are rising. Most of the Fixed Income Funds may also invest to a material extent in debt securities paying no interest, such as zero coupon, principal-only and interest-only securities and, to the extent they make such investments, such Funds will be exposed to additional market risk.

     - LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell due to a limited market or to legal restrictions, such that a Fund may be prevented from selling particular securities at the price at which the Fund values them. All of the Funds are subject to liquidity risk. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

     This risk may be particularly pronounced for Funds such as the Emerging Country Debt Fund, Emerging Country Debt Share Fund, Emerging Markets Fund, Evolving Countries Fund Asia Fund, International Bond Fund, Currency Hedged International Bond Fund and U.S. Bond/Global Alpha A Fund, all of which may invest primarily in emerging market securities and related derivatives that are not widely traded and that may be subject to purchase and sale restrictions.


     - SMALLER COMPANY RISK. Market risk and liquidity risk are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Investments in smaller, less seasoned companies may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with larger, more established companies. These risks apply to all Funds that invest in the securities of smaller companies, but are particularly pronounced for the Small Cap Value Fund, Small Cap Growth Fund, International Small Companies Fund and Emerging Markets Fund, all of which invest primarily in companies with small or medium-sized market capitalizations.



     - DERIVATIVES RISK. All of the Funds may use derivatives, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. The Funds can use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. The Funds may also use derivatives as a way to efficiently adjust the exposure of the Funds to various securities, markets and currencies without the Funds having to actually sell current assets and purchase different ones. This is generally done either because the adjustment is expected to be relatively temporary or in anticipation of effecting the sale and purchase of Fund assets over time. For a description of the various derivative instruments that may be utilized by the Funds, refer to the Statement of Additional Information.


     The use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, including market risk, liquidity risk and the credit risk of the counterparty to the derivatives contract. Since their value is calculated and derived from the value of other assets, instruments or references, there is greater risk that derivatives will be improperly valued. Derivatives also involve the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates or indexes they are designed to hedge or to closely track. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

     While all the Funds are subject to these risks, the risks of derivatives are particularly pronounced for the International Bond Fund, Currency Hedged International Bond Fund, Global Bond Fund, Emerging Country Debt Fund, Emerging Country Debt Share Fund, Global Hedged Equity Fund, U. S. Bond/Global Alpha A Fund, U.S. Bond/Global Alpha B Fund, and Inflation Indexed Bond Fund, which use derivatives as a basic component of their investment strategy to gain exposure to foreign fixed income securities and currencies.

     In addition, the Emerging Country Debt Fund's (and thus indirectly, the Emerging Country Debt Share Fund's) significant use of credit default swap contracts also presents derivatives risk. In a credit default swap, a Fund makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically an emerging country, on its obligation. However, if the third party does not default, the Fund loses its investment and recovers nothing. Credit default swaps involve risk because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).

     - FOREIGN INVESTMENT RISK. Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, and may experience more rapid and extreme changes in value. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. Also, for lesser developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political changes or diplomatic developments could adversely affect a Fund's investments. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in foreign securities.

     All Funds that invest in foreign securities are subject to these risks. These risks will be particularly pronounced for the International Equity Funds, International Bond Fund, Currency Hedged International Bond Fund, Global Bond Fund, Emerging Country Debt Fund, Emerging Country Debt Share Fund, Global Hedged Equity Fund and Inflation Indexed Bond Fund which may invest a significant portion of their assets in foreign securities. Some of the foreign risks are also relevant for the Domestic Equity Funds because they may invest a material portion of their assets in securities of foreign issuers traded in the U.S.

     In addition, Funds such as the Emerging Markets Fund, Evolving Countries Fund, Asia Fund, International Bond Fund, Currency Hedged International Bond Fund, Global Bond Fund, U.S. Bond/Global Alpha A Fund, Emerging Country Debt Fund and Emerging Country Debt Share Fund that invest a significant portion of their assets in the securities of issuers based in countries with developing or "emerging market" economies are subject to greater levels of foreign investment risk than Funds investing primarily in more developed foreign markets, since emerging market securities may present market, credit, currency, liquidity, legal, political and other risks greater than, or in addition to, risks of investing in developed foreign countries. These risks include: high currency exchange rate fluctuations; greater social, economic and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned companies; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions; the risk that it may be more difficult to obtain and/or enforce legal judgments in foreign jurisdictions; and significantly smaller market capitalizations of emerging market issuers.


     - CURRENCY RISK. Currency risk is the risk that fluctuations in exchange rates may negatively affect the value of a Fund's investments. Currency risk includes both the risk that currencies in which a Fund's investments are traded in or currencies in which a Fund has taken on an active investment position will decline in value relative to the U.S. Dollar and, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad.


     Many of the Funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the Fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the Fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Many of the Funds may also take active currency positions and may cross-hedge currency exposure represented by its securities into another foreign currency. This may result in a Fund's currency exposure being substantially different than that suggested by its securities investments.

     All Funds that invest or trade in foreign currencies, securities denominated in foreign currencies, or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Currency risk is particularly pronounced for the International Equity Funds, International Bond Fund, Currency Hedged International Bond Fund, Global Bond Fund, Emerging Country Debt Fund, U.S. Bond/Global Alpha A Fund, U.S. Bond/Global Alpha B Fund and REIT Fund, which regularly enter into derivative foreign currency transactions and may take active long and short currency positions through exchange traded and over-the-counter ("OTC") foreign currency transactions for investment purposes. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk in addition to currency risk as described below under "Leveraging Risk."


     - NON-DIVERSIFICATION RISK. Most analysts believe that overall risk can be reduced through diversification, while concentration of investments in a small number of securities increases risk. The Value Fund, Growth Fund, Small Cap Growth Fund, REIT Fund, U.S. Sector Fund, Currency Hedged International Core Fund, Foreign Fund , Japan Fund, Emerging Markets Fund, Evolving Countries Fund, Intrinsic Value Fund and all of the Fixed Income Funds are not "diversified" within the meaning of the 1940 Act. This means they are allowed to invest in a relatively small number of issuers and/or foreign currencies with greater concentration of risk. As a result, credit, market and other risks associated with a Fund's investment strategies or techniques may be more pronounced for these Funds.


     In addition, each of the Short-Term Income Fund, the Global Bond Fund and the U.S. Bond/Global Alpha B Fund may invest greater than 25% of their respective net assets in shares of the GMO Alpha LIBOR Fund, which is not diversified within the meaning of the 1940 Act. Please refer to "Investment by Certain Fixed Income Funds in GMO Alpha LIBOR Fund" for information regarding certain risks and other information relating to the GMO Alpha LIBOR Fund.


     - CONCENTRATION RISK. Most analysts believe that overall risk is reduced by industry or geographic diversification, and increased by concentrating investments in a small number of industries or countries. Therefore, Funds that are concentrated geographically or with respect to industries or sectors should only be considered as part of a diversified portfolio including other assets. This section describes the Funds that present the most significant concentration risk. Such risks may also exist in other Funds.



     The REIT Fund invests primarily in real estate securities. Thus, the value of this Fund's shares can be expected to change in light of factors affecting the real estate industry, and may fluctuate more widely than the value of shares of a portfolio that invests in a broader range of industries. Factors affecting the performance of real estate may include excess supply of real property in certain markets, changes in zoning laws, completion of construction, changes in real estate value and property taxes, sufficient level of occupancy, adequate rent to cover operating expenses, and local and regional markets for competing assets. The performance of real estate may also be affected by changes in interest rates, prudent management of insurance risks and social and economic trends. REITs are also subject to substantial cash flow dependency, defaults by borrowers, self-liquidation and the risk of failing to qualify for tax-free pass-through of income under the Internal Revenue Code and/or to maintain exempt status under the 1940 Act.


     Similarly, Funds that invest significant portions of their assets in concentrated geographic areas, such as the Japan Fund and the Asia Fund, have more exposure to regional economic risks than Funds making foreign investments throughout the world's economies.

     The Japan Fund invests almost exclusively in Japanese securities, and no effort will be made by the Manager to assess the Japanese economic, political or regulatory developments or changes in currency exchange rates for purposes of varying the portion of the Fund's assets invested in Japanese securities. This means that the Fund's performance will be directly affected by political, economic, market and exchange rate conditions in Japan. Also, since the Japanese economy is dependent to a significant extent on foreign trade, the relationships between Japan and its trading partners and between the yen and other currencies are expected to have a significant impact on particular Japanese companies and on the Japanese economy generally.

     The Asia Fund invests almost exclusively in Asian securities. This regional concentration makes Asia Fund more susceptible to investment factors affecting the region than a more geographically diverse fund. The region encompasses countries at varying levels of economic development -- ranging from emerging market to more developed economies. Each country provides unique investment risks, yet the political and economic prospects of one country or group of countries may impact other countries in the region. For example, some Asian economies are directly affected by Japanese capital investment in the region and by Japanese consumer demands. In addition, a recession, a debt-crisis or a decline in currency valuation in one country can spread to other countries.

     - LEVERAGING RISK. Each Fund's portfolio may at times be economically leveraged when the Fund temporarily borrows money to meet redemption requests and/or to settle investment transactions. Additionally, all of the Funds may invest in derivatives and may enter into reverse repurchase agreements. While none of the Funds intends to use derivatives to create net exposure to securities, currencies or other assets in amounts greater than the total assets of the Fund, the Funds will often consider derivative instruments as offsetting one another or other assets such that only the net difference in value of the derivatives and/or assets that are offsetting will be considered for these purposes. While this practice is significant in many of the Funds, it is used most extensively by the Fixed Income Funds, many of which use derivatives and offsetting derivatives as their principal means of achieving desired economic exposure. In these cases, to the extent that the offsetting positions do not behave in relation to one another as expected, the Funds may perform as if they were leveraged.

     This same compounding of risk can occur in International Equity Funds, International Bond Fund, Currency Hedged International Bond Fund, Global Bond Fund, Emerging Country Debt Fund, Emerging Country Debt Share Fund, U.S. Bond/Global Alpha A Fund, U.S. Bond/Global Alpha B Fund, REIT Fund and Inflation Indexed Bond Fund, which may take on simultaneous long and short positions in different currencies. While these long and short positions are managed such that these Funds' net investment in foreign currency does not exceed the Fund's net assets, a lack of correlation between currencies (which may or may not be anticipated by the Manager) may expose more than one hundred percent of the Fund's assets to currency risk. Similarly, the U.S. Equity and International Equity Funds may take long and short positions on equity securities and/or "baskets" of equity securities, including simultaneous positions through the use of a single derivative instrument such as a swap contract or other over-the-counter derivative instrument. A lack of correlation between the equity securities that are the subject of these instruments (which may or may not be anticipated by the Manager) could expose more than one hundred percent of the Fund's portfolio to equity securities risk.

     - CREDIT AND COUNTERPARTY RISK. This is the risk that the issuer or guarantor of a fixed income security, the counterparty to an OTC derivatives contract, or a borrower of the Fund's securities, will be unable or unwilling to make timely principal, interest or settlement payments, or to otherwise honor its obligations.

     Credit risk associated with investments in fixed income securities relates to the ability of the issuer to make scheduled payments of principal and interest on an obligation. The Funds that invest in fixed income securities are subject to varying degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the Fund's share price and income level. Nearly all fixed income securities are subject to some credit risk, which may vary depending upon whether the issuers of the securities are corporations, domestic or foreign governments, or their sub-divisions or instrumentalities. Even certain U.S. Government securities are subject to credit risk. Additional risk exists where there is no rating for the fixed income security and the Manager has to assess the risk subjectively.

     Credit risk is particularly acute for Funds which invest in lower-rated securities (also called junk bonds), which are fixed income securities rated lower than Baa by Moody's Investors Service, Inc. ("Moody's") or BBB by Standard & Poor's Ratings Services ("S&P"), or are determined by the Manager to be of comparable quality to securities so rated. The sovereign debt of many foreign governments, including their sub-divisions and instrumentalities, falls into this category. Lower-rated securities offer the potential for higher investment returns than higher-rated securities, but they carry a high degree of credit risk and are considered predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Lower-rated securities may also be more susceptible to real or perceived adverse economic and competitive industry conditions and may be less liquid than higher-rated securities. Accordingly, Funds which may invest a significant portion of their assets in lower-rated securities (such as those listed in "Market Risk -- Fixed Income Securities" above) may be subject to substantial credit risk.

     In addition, all of the Funds are also exposed to credit risk because they may generally make use of OTC derivatives (such as forward foreign currency contracts and/or swap contracts) and because they may engage to a significant extent in the lending of Fund securities or use of repurchase agreements.


     - MANAGEMENT RISK. Each Fund is subject to management risk because it relies on the Manager's ability to pursue its objective. The Manager (and, in the case of the Emerging Markets Funds, the Consultant) will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results. As noted above, the Manager or the Consultant may also fail to use derivatives effectively, for example, choosing to hedge or not to hedge positions precisely when it is least advantageous to do so. As indicated above, however, the Funds are generally not subject to the risk of market timing because they generally stay fully invested in the relevant asset class, such as domestic equities, foreign equities, or emerging country debt.



     - SPECIAL ASSET ALLOCATION FUND CONSIDERATIONS. The Manager does not charge an investment management fee for asset allocation advice provided to the Asset Allocation Funds (with the exception of the U.S. Sector Fund, which bears an investment management fee subject to reduction to the extent investment management fees are earned by underlying Funds, as described in this Prospectus under "Fees and Expenses"), but certain other expenses such as custody, transfer agency and audit fees will be borne directly by the Asset Allocation Funds, subject to the Manager's agreement to reimburse the Funds (see "Fees and Expenses"). The Asset Allocation Funds will also indirectly bear a proportionate share of the Total Operating Expenses (including investment management, shareholder servicing, custody, transfer agency, audit and other Fund expenses) of the underlying Funds in which the Asset Allocation Funds invest, as well as any purchase premiums or redemption fees charged by such underlying Funds. Since the Manager will receive fees from the underlying Funds, the Manager has a financial incentive to invest the assets of the Asset Allocation Funds in underlying Funds with higher fees, despite the investment interests of the Asset Allocation Funds. The Manager is legally obligated to disregard that incentive in selecting shares of the underlying Funds.

                               FEES AND EXPENSES


     The following tables describe the fees and expenses you may pay if you buy and hold shares of the Funds. Footnotes to the tables begin on page 46 and are important to understanding this table.


----------------------------------------------------------------------------------------------------------
                                  PURCHASE AND
                                REDEMPTION FEES
                         (FEES PAID DIRECTLY TO FUND AT            ANNUAL FUND OPERATING EXPENSES
     GMO FUND NAME          PURCHASE OR REDEMPTION)        (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
----------------------------------------------------------------------------------------------------------
                          Cash Purchase      Redemption                                              Total
                          Premium (as a      Fees (as a                Shareholder                  Annual
                            % of amount     % of amount   Management       Service      Other    Operating
                           invested)(1)    redeemed)(1)          Fee           Fee   Expenses     Expenses
 U.S. Equity Funds
  U.S. CORE FUND
       Class II               None             None         0.33%         0.22%       0.02%        0.57%
       Class III              None             None         0.33%         0.15%       0.02%        0.50%
       Class IV               None             None         0.33%        0.105%       0.02%        0.46%
----------------------------------------------------------------------------------------------------------
  TOBACCO-FREE
     CORE FUND
       Class III              None             None         0.33%         0.15%       0.05%        0.53%
----------------------------------------------------------------------------------------------------------
  VALUE FUND
       Class III              None             None         0.46%         0.15%       0.05%        0.66%
----------------------------------------------------------------------------------------------------------
  INTRINSIC VALUE FUND
       Class III             0.14%(2)          None         0.33%         0.15%       0.25%        0.73%
----------------------------------------------------------------------------------------------------------
  GROWTH FUND
       Class III              None             None         0.33%         0.15%       0.06%        0.54%
----------------------------------------------------------------------------------------------------------
  SMALL CAP VALUE FUND
       Class III             0.50%(2)         0.50%(2)      0.33%         0.15%       0.06%        0.54%
----------------------------------------------------------------------------------------------------------
  SMALL CAP GROWTH FUND
       Class III             0.50%(2)         0.50%(2)      0.33%         0.15%       0.11%        0.59%
----------------------------------------------------------------------------------------------------------
  REIT FUND
       Class III             0.50%(2)         0.50%(2)      0.54%         0.15%       0.06%        0.75%
----------------------------------------------------------------------------------------------------------
  INTERNATIONAL EQUITY
     FUNDS
  INTERNATIONAL CORE
     FUND
       Class II              0.60%(2)          None         0.54%         0.22%       0.09%        0.85%
       Class III             0.60%(2)          None         0.54%         0.15%       0.09%        0.78%
       Class IV              0.60%(2)          None         0.54%         0.09%       0.09%        0.72%
----------------------------------------------------------------------------------------------------------
  CURRENCY HEDGED
     INTERNATIONAL CORE
     FUND
       Class III             0.60%(2)          None         0.54%         0.15%       0.33%        1.02%
       Class IV              0.60%(2)          None         0.54%         0.09%       0.33%        0.96%
----------------------------------------------------------------------------------------------------------
  FOREIGN FUND
       Class II               None             None         0.60%         0.22%       0.10%        0.92%
       Class III              None             None         0.60%         0.15%       0.10%        0.85%
       Class IV               None             None         0.60%         0.09%       0.10%        0.79%
----------------------------------------------------------------------------------------------------------

-----------------------  -------------------------------

                         ANNUAL FUND OPERATING EXPENSES
     GMO FUND NAME       (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
-----------------------  -------------------------------

                                                     NET
                                  Expense         ANNUAL
                         Reimbursement(3)       EXPENSES
 U.S. Equity Funds
  U.S. CORE FUND
       Class II                0.02%            0.55%
       Class III               0.02%            0.48%
       Class IV                0.02%           0.435%
---------------------------------------------------------------------
  TOBACCO-FREE
     CORE FUND
       Class III               0.05%            0.48%
-----------------------------------------------------------------------------------
  VALUE FUND
       Class III               0.05%            0.61%
-------------------------------------------------------------------------------------------------
  INTRINSIC VALUE FUND
       Class III               0.25%            0.48%
----------------------------------------------------------------------------------------------------------
  GROWTH FUND
       Class III               0.06%            0.48%
----------------------------------------------------------------------------------------------------------
  SMALL CAP VALUE FUND
       Class III               0.06%            0.48%
----------------------------------------------------------------------------------------------------------
  SMALL CAP GROWTH FUND
       Class III               0.11%            0.48%
----------------------------------------------------------------------------------------------------------
  REIT FUND
       Class III               0.06%            0.69%
----------------------------------------------------------------------------------------------------------
  INTERNATIONAL EQUITY
     FUNDS
  INTERNATIONAL CORE
     FUND
       Class II                0.09%            0.76%
       Class III               0.09%            0.69%
       Class IV                0.09%            0.63%
----------------------------------------------------------------------------------------------------------
  CURRENCY HEDGED
     INTERNATIONAL CORE
     FUND
       Class III               0.33%            0.69%
       Class IV                0.33%            0.63%
----------------------------------------------------------------------------------------------------------
  FOREIGN FUND
       Class II                0.10%            0.82%
       Class III               0.10%            0.75%
       Class IV                0.10%            0.69%
----------------------------------------------------------------------------------------------------------

-------------------------------------------------------
                                  PURCHASE AND
                                REDEMPTION FEES
                         (FEES PAID DIRECTLY TO FUND AT
     GMO FUND NAME          PURCHASE OR REDEMPTION)
-------------------------------------------------------
                          Cash Purchase      Redemption
                          Premium (as a      Fees (as a
                            % of amount     % of amount
                           invested)(1)    redeemed)(1)
  INTERNATIONAL SMALL
     COMPANIES FUND
       Class III             1.00%(2)         0.60%(2)
-------------------------------------------------------
  JAPAN FUND
       Class III             0.20%(2)      0.20%(2)
-------------------------------------------------------
  EMERGING MARKETS FUND
       Class III             1.60%(4)         0.40%(4,5)
       Class IV              1.60%(4)         0.40%(4,5)
-------------------------------------------------------
  EVOLVING COUNTRIES
     FUND
       Class III             1.60%(4)         0.40%(4)
-------------------------------------------------------
  ASIA FUND
       Class III             1.20%(4)         0.40%(4)
-------------------------------------------------------
  FIXED INCOME FUNDS
  DOMESTIC BOND FUND
       Class III              None(15)         None
-------------------------------------------------------
  U.S. BOND/GLOBAL
     ALPHA A FUND
       Class III             0.15%(4,15)       None
-------------------------------------------------------
  U.S. BOND/GLOBAL
     ALPHA B FUND
       Class III             0.15%(4,15)       None
-------------------------------------------------------
  INTERNATIONAL BOND
     FUND
       Class III             0.15%(4,15)       None
-------------------------------------------------------
  CURRENCY HEDGED
     INTERNATIONAL BOND
     FUND
       Class III         0.15%(4,15)           None
-------------------------------------------------------
  GLOBAL BOND FUND
       Class III             0.15%(4,15)       None
-------------------------------------------------------
  EMERGING COUNTRY DEBT
     FUND
       Class III             0.50%(4,15)      0.25%(4,11)
       Class IV              0.50%(4,15)      0.25%(4,11)
-------------------------------------------------------
  SHORT-TERM INCOME
     FUND
       Class III              None(9,15)       None
-------------------------------------------------------

-----------------------  ----------------------------------------------------------------------------------

                                                   ANNUAL FUND OPERATING EXPENSES
     GMO FUND NAME                         (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
-----------------------  ----------------------------------------------------------------------------------
                                                                    Total
                                      Shareholder                  Annual                               NET
                         Management       Service      Other    Operating            Expense         ANNUAL
                                Fee           Fee   Expenses     Expenses   Reimbursement(3)       EXPENSES
  INTERNATIONAL SMALL
     COMPANIES FUND
       Class III           0.60%         0.15%       0.24%        0.99%           0.24%            0.75%
-------------------------------------------------------
  JAPAN FUND
       Class III           0.54%         0.15%       0.40%        1.09%           0.40%            0.69%
-------------------------------------------------------
  EMERGING MARKETS FUND
       Class III           0.81%         0.15%       0.25%        1.21%           0.03%            1.18%
       Class IV            0.81%        0.105%       0.25%        1.17%           0.03%           1.135%
-------------------------------------------------------
  EVOLVING COUNTRIES
     FUND
       Class III           0.65%         0.15%       0.65%        1.45%           0.17%            1.28%
-------------------------------------------------------
  ASIA FUND
       Class III           0.81%         0.15%       0.36%        1.32%           0.07%            1.25%
-------------------------------------------------------
  FIXED INCOME FUNDS
  DOMESTIC BOND FUND
       Class III           0.10%         0.15%       0.24%        0.49%           0.05%        0.44%(14)
-------------------------------------------------------
  U.S. BOND/GLOBAL
     ALPHA A FUND
       Class III           0.25%         0.15%       0.11%        0.51%           0.10%        0.41%(14)
-------------------------------------------------------
  U.S. BOND/GLOBAL
     ALPHA B FUND
       Class III           0.20%         0.15%       0.09%        0.44%           0.08%        0.36%(14)
-------------------------------------------------------
  INTERNATIONAL BOND
     FUND
       Class III           0.25%         0.15%       0.13%        0.53%           0.10%        0.43%(14)
-------------------------------------------------------
  CURRENCY HEDGED
     INTERNATIONAL BOND
     FUND
       Class III           0.25%         0.15%       0.08%        0.48%           0.08%            0.40%
-------------------------------------------------------
  GLOBAL BOND FUND
       Class III           0.19%         0.15%       0.24%        0.58%           0.08%        0.50%(14)
-------------------------------------------------------
  EMERGING COUNTRY DEBT
     FUND
       Class III           0.35%         0.15%       0.08%        0.58%           0.03%            0.55%
       Class IV            0.35%         0.10%       0.08%        0.53%           0.03%            0.50%
-------------------------------------------------------
  SHORT-TERM INCOME
     FUND
       Class III           0.05%         0.15%       0.08%        0.28%           0.08%            0.20%
-------------------------------------------------------

------------------------------------------------------------------------------------------------------------
                                PURCHASE AND
                               REDEMPTION FEES
                       (FEES PAID DIRECTLY TO FUND AT              ANNUAL FUND OPERATING EXPENSES
    GMO FUND NAME          PURCHASE OR REDEMPTION)          (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
------------------------------------------------------------------------------------------------------------
                       Cash Purchase      Redemption                                                Total
                       Premium (as a      Fees (as a                   Shareholder                  Annual
                        % of amount      % of amount     Management      Service        Other     Operating
                        invested)(1)     redeemed)(1)       Fee            Fee        Expenses     Expenses
  GLOBAL HEDGED
     EQUITY FUND
       Class III           0.51%(2,6)       1.40%(6,10)  0.50%(7)         0.15%(8)      0.23%(7)     0.88%(7)
------------------------------------------------------------------------------------------------------------
  INFLATION INDEXED
     BOND FUND
       Class III            None(15)      None             0.10%          0.15%         0.58%        0.83%
------------------------------------------------------------------------------------------------------------
  EMERGING COUNTRY
     DEBT SHARE FUND
       Class III                *(13)            *(13)     0.35%(13)      0.15%(13)     0.12%(13)    0.62%(13)
------------------------------------------------------------------------------------------------------------
  ASSET ALLOCATION
     FUNDS
     INTERNATIONAL
     EQUITY
     ALLOCATION FUND
       Class III           0.83%(2,6)       0.13%(2,6)     0.00%(12)      0.00%(12)     0.04%(12)    0.04%(12)
------------------------------------------------------------------------------------------------------------
  WORLD EQUITY
     ALLOCATION FUND
       Class III           0.64%(2,6)       0.17%(2,6)     0.00%(12)      0.00%(12)     0.19%(12)    0.19%(12)
------------------------------------------------------------------------------------------------------------
  GLOBAL (U.S. +)
     EQUITY
     ALLOCATION FUND
       Class III           0.44%(2,6)       0.17%(2,6)     0.00%(12)      0.00%(12)     0.09%(12)    0.09%(12)
------------------------------------------------------------------------------------------------------------
  GLOBAL BALANCED
     ALLOCATION FUND
       Class III           0.35%(2,6)       0.12%(2,6)     0.00%(12)      0.00%(12)     0.04%(12)    0.04%(12)
------------------------------------------------------------------------------------------------------------
  U.S. SECTOR FUND
       Class III           0.15%(2,6)       0.15%(2,6)     0.33%(7)       0.15%(8)      0.19%(7)     0.67%(7)
------------------------------------------------------------------------------------------------------------

---------------------  -------------------------------

                       ANNUAL FUND OPERATING EXPENSES
    GMO FUND NAME      (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
---------------------  -------------------------------

                                              Net
                           Expense           Annual
                       Reimbursement(3)     Expenses
  GLOBAL HEDGED
     EQUITY FUND
       Class III             0.67%(7)         0.21%(7)
------------------------------------------------------------------------------------------------------------
  INFLATION INDEXED
     BOND FUND
       Class III             0.13%        0.70%(14)
------------------------------------------------------------------------------------------------------------
  EMERGING COUNTRY
     DEBT SHARE FUND
       Class III             0.07%(13)        0.55%(13)
------------------------------------------------------------------------------------------------------------
  ASSET ALLOCATION
     FUNDS
     INTERNATIONAL
     EQUITY
     ALLOCATION FUND
       Class III             0.04%(12)        0.00%(12)
------------------------------------------------------------------------------------------------------------
  WORLD EQUITY
     ALLOCATION FUND
       Class III             0.19%(12)        0.00%(12)
------------------------------------------------------------------------------------------------------------
  GLOBAL (U.S. +)
     EQUITY
     ALLOCATION FUND
       Class III             0.09%(12)        0.00%(12)
------------------------------------------------------------------------------------------------------------
  GLOBAL BALANCED
     ALLOCATION FUND
       Class III             0.04%(12)        0.00%(12)
------------------------------------------------------------------------------------------------------------
  U.S. SECTOR FUND
       Class III             0.67%(7)         0.00%(7)
------------------------------------------------------------------------------------------------------------

                           NOTES TO FEES AND EXPENSES



 1. Paid to and retained by the Fund to allocate portfolio transaction costs caused by shareholder activity to the shareholder generating the activity. Purchase premiums generally apply only to cash purchases. Special rules apply with respect to certain Funds as described in footnote 4 below.



 2. Generally not waived due to offsetting transaction. May be waived only in rare circumstances: (i) if the purchase or redemption is part of an exchange from or to another Fund and the Manager is able to transfer securities among the Funds as part of effecting the transaction, (ii) if the Fund is either substantially overweighted or underweighted in cash so that a redemption or purchase will not require a securities transaction, or
     (iii) in certain other instances (not including offsetting transactions) if the Manager determines that the purchase or redemption will not result in transaction costs to the Fund.



 3. The Manager has contractually agreed to reimburse each Fund with respect to certain Fund expenses through at least June 30, 2001 to the extent that the Fund's total annual operating expenses (excluding Shareholder Service Fees, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes; and, in the case of the Emerging Markets Fund, Evolving Countries Fund, Asia Fund, Emerging Country Debt Fund and Global Hedged Equity Fund, also excluding custodial fees (collectively, "Excluded Fund Fees and Expenses")); and, in the case of the Asset Allocation Funds, Global Hedged Equity Fund and Emerging Country Debt Share Fund, also excluding expenses indirectly incurred by the investment in other Funds of the Trust (the "Indirect Fund Expenses") exceed the percentage of that Fund's daily net assets (the "Post-Reimbursement Expense Limitation") set forth below:



      ------------------------------------------------------------     ------------------------------------------------------------
                                                         POST-                                                            POST-
                                                     REIMBURSEMENT                                                    REIMBURSEMENT
                                                        EXPENSE                                                          EXPENSE
                             FUND                     LIMITATION                              FUND                     LIMITATION
      ------------------------------------------------------------     ------------------------------------------------------------
          U.S. Core Fund                                 0.33%             Domestic Bond Fund                             0.10%
      ------------------------------------------------------------     ------------------------------------------------------------
          Tobacco-Free Core Fund                         0.33%             U.S. Bond/Global Alpha A Fund                  0.25%
      ------------------------------------------------------------     ------------------------------------------------------------
          Value Fund                                     0.46%             U.S. Bond/Global Alpha B Fund                  0.20%
      ------------------------------------------------------------     ------------------------------------------------------------
          Intrinsic Value Fund                           0.33%             International Bond Fund                        0.25%
      ------------------------------------------------------------     ------------------------------------------------------------
          Growth Fund                                    0.33%             Currency Hedged International Bond Fund        0.25%
      ------------------------------------------------------------     ------------------------------------------------------------
          Small Cap Value Fund                           0.33%             Global Bond Fund                               0.19%
      ------------------------------------------------------------     ------------------------------------------------------------
          Small Cap Growth Fund                          0.33%             Emerging Country Debt Fund                     0.35%
      ------------------------------------------------------------     ------------------------------------------------------------
          REIT Fund                                      0.54%             Short-Term Income Fund                         0.05%
      ------------------------------------------------------------     ------------------------------------------------------------
          International Core Fund                        0.54%             Global Hedged Equity Fund                      0.50%
      ------------------------------------------------------------     ------------------------------------------------------------
          Currency Hedged International Core Fund        0.54%             Inflation Indexed Bond Fund                    0.10%
      ------------------------------------------------------------     ------------------------------------------------------------
          Foreign Fund                                   0.60%             Emerging Country Debt Share Fund               0.00%
      ------------------------------------------------------------     ------------------------------------------------------------
          International Small Companies Fund             0.60%             International Equity Allocation Fund           0.00%
      ------------------------------------------------------------     ------------------------------------------------------------
          Japan Fund                                     0.54%             World Equity Allocation Fund                   0.00%
      ------------------------------------------------------------     ------------------------------------------------------------
          Emerging Markets Fund                          0.81%             Global (U.S.+) Equity Allocation Fund          0.00%
      ------------------------------------------------------------     ------------------------------------------------------------
          Evolving Countries Fund                        0.65%             Global Balanced Allocation Fund                0.00%
      ------------------------------------------------------------     ------------------------------------------------------------
          Asia Fund                                      0.81%             U.S. Sector Fund                               0.33%
      ------------------------------------------------------------     ------------------------------------------------------------



    In addition, with respect to each of U.S. Sector Fund and the Global Hedged Equity Fund, the Manager will reimburse each Fund to the extent that the sum of (i) the Fund's total annual operating expenses (excluding Excluded Fund Fees and Expenses and Indirect Fund Expenses), plus (ii) the amount of fees and expenses (excluding Excluded Fund Fees and Expenses) incurred indirectly by the Fund through its investment in other GMO Funds, exceeds the Fund's Post-Reimbursement Expense Limitation, subject to a maximum total reimbursement to either Fund equal to the Fund's Post-Reimbursement Expense Limitation.



 4. If the Manager determines that any portion of the purchase or redemption is offset by a corresponding redemption or purchase occurring on the same day, the purchase premium or redemption fee will be reduced by 50% with respect to that portion. In addition, except for Emerging Markets Fund, Evolving Countries Fund and Asia Fund, the purchase premium or redemption fee for this Fund will be reduced by 50% if the purchaser makes an in-kind purchase of Fund shares or if the purchase or redemption is part of a securities transfer from or to another Fund. Offset/reductions not available for transactions that are executed through brokers or agents, including, without limitation, intermediary platforms.



 5. Applies only to shares acquired on or after June 1, 1995 (including shares acquired by reinvestment of dividends or other distribution on or after such date).



 6. Purchase premiums and redemption fees of the Asset Allocation Funds (except U.S. Sector Fund) are a weighted average of the premiums and fees of the underlying Funds in which these Funds invest. Global Hedged Equity Fund and U.S. Sector Fund invest both in underlying Funds and in other securities. Purchase premiums and redemption fees for these Funds are a weighted average of (a) the premiums and fees of the underlying Funds and
     (b) transaction costs of investing directly in securities.



 7. The Fund may invest in other GMO Funds ("underlying Funds") and/or directly in securities and other instruments. Therefore, the Fund may incur additional fees and expenses as a shareholder of the underlying Funds. As described in note 3 above, the Manager will reimburse the Fund for certain direct and indirect expenses, although the Manager's maximum total expense reimbursement to the Fund is equal to the Fund's Post-Reimbursement Expense Limitation. For the one year period ended February 29, 2000, total operating expenses borne indirectly by U.S. Sector Fund and Global Hedged Equity Fund were 0.50% and 0.60% respectively, although indirect expenses will vary depending upon a number of factors (including the percentage of the Fund's portfolio invested in underlying Funds, the particular underlying Funds in which the Fund invests and the size of those investments).



 8. The Fund invests in Class III Shares of the underlying Funds. The Shareholder Service Fee will be reimbursed to the extent of any indirect Shareholder Service Fees paid in connection with the Fund's investment in shares of underlying Funds.



 9. The Fund pays a purchase premium when investing in Alpha LIBOR Fund. Shareholders of Short-Term Income Fund bear that premium indirectly.



10. If there are no costs relating to early termination of hedging transactions to meet redemption requests, the redemption fee will be reduced to 0.14%.



11. Applies only to shares acquired on or after July 1, 1995 (including shares acquired by reinvestment of dividends or other distributions on or after such date).



12. Asset Allocation Funds invest primarily in underlying Funds. Therefore, in addition to the fees and expenses directly incurred by the Asset Allocation Funds, the Asset Allocation Funds incur fees and expenses indirectly as shareholders of the underlying Funds. The table below sets forth the total net annual operating expenses indirectly incurred by the Asset Allocation Funds (other than U.S. Sector Fund, information for which appears in note 7 above) for the fiscal year ended February 29, 2000.



      ---------------------------------------------------------------
                                                  TOTAL ANNUAL
                      CLASS III                OPERATING EXPENSES
      ---------------------------------------------------------------
          International Equity Allocation
          Fund                                        0.81%
      ---------------------------------------------------------------
          World Equity Allocation Fund                0.71%
      ---------------------------------------------------------------




---------------------------------------------------------------------
                                                  TOTAL ANNUAL
                     FUND                      OPERATING EXPENSES
---------------------------------------------------------------------
    Global (U.S.+) Equity Allocation Fund             0.64%
---------------------------------------------------------------------
    Global Balanced Allocation Fund                   0.57%
---------------------------------------------------------------------



13. The Fund invests substantially all of its assets in Emerging Country Debt Fund and indirectly bears the purchase premium, redemption fee and Shareholder Service Fee applicable to that Fund. Total annual operating expenses represent combined fees and expenses of both funds.



14. Expense ratios reflect the inclusion of interest expense incurred as a result of entering into reverse repurchase agreements, as set forth in the table below.


      ---------------------------------------------------------------------------------------------------------------

                                                                NET ANNUAL OPERATING EXPENSES                INTEREST
                        CLASS III                           (BEFORE ADDITION OF INTEREST EXPENSE)            EXPENSE
      ---------------------------------------------------------------------------------------------------------------
          Domestic Bond Fund                                                 .25%                              .19%
      ---------------------------------------------------------------------------------------------------------------
          US Bond/Global Alpha A Fund                                        .40%                              .01%
      ---------------------------------------------------------------------------------------------------------------
          US Bond/Global Alpha B Fund                                        .35%                              .01%
      ---------------------------------------------------------------------------------------------------------------
          International Bond Fund                                            .40%                              .03%
      ---------------------------------------------------------------------------------------------------------------
          Global Bond Fund                                                   .34%                              .16%
      ---------------------------------------------------------------------------------------------------------------
          Inflation Indexed Bond Fund                                        .25%                              .45%
      ---------------------------------------------------------------------------------------------------------------

      ---  ---------------
             NET
            ANNUAL
           EXPENSES
      ---  ---------------
             .44%
      ---------------------------------------------------------------------------------------------------------------
             .41%
      ---------------------------------------------------------------------------------------------------------------
             .36%
      ---------------------------------------------------------------------------------------------------------------
             .43%
      ---------------------------------------------------------------------------------------------------------------
             .50%
      ---------------------------------------------------------------------------------------------------------------
             .70%
      ---------------------------------------------------------------------------------------------------------------



15. This Fund may invest without limitation in shares of GMO Alpha LIBOR Fund. The purchase premium is an estimate of the weighted average of the direct and indirect trading costs expected to be incurred by the Fund. Please see "Investment by Certain Fixed Income Funds in GMO Alpha LIBOR Fund" for additional information regarding GMO Alpha LIBOR Fund.

                                    EXAMPLES


The examples illustrate the expenses you would incur on a $10,000 investment over the stated periods, assuming your investment had a 5% return each year and the Fund's operating expenses remained the same. The examples are for comparative purposes only; they do not represent past or future expenses or performance, and your actual expenses and performance may be higher or lower.



---------------------------------------------------------------------------------------------------------------------------------
                                                   EXAMPLE 1:                                        EXAMPLE 2:
                                  ASSUMING YOU REDEEM YOUR SHARES AT THE END OF        ASSUMING YOU DO NOT REDEEM YOUR SHARES
         GMO FUND NAME                             EACH PERIOD                     ----------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
                                      1 YEAR                                           1 YEAR
                                      (AFTER                                           (AFTER
                                  REIMBURSEMENT)    3 YEAR    5 YEAR    10 YEAR    REIMBURSEMENT)   3 YEAR   5 YEAR     10 YEAR
 U.S. EQUITY FUNDS
  U.S. CORE FUND
       Class II                        $ 56          $181     $  316     $  712         $ 56         $181    $  316     $  712
       Class III                       $ 49          $158     $  278     $  626         $ 49         $158    $  278     $  626
       Class IV                        $ 44          $144     $  253     $  571         $ 44         $144    $  253     $  571
---------------------------------------------------------------------------------------------------------------------------------
  TOBACCO-FREE CORE FUND
       Class III                       $ 49          $165     $  291     $  660         $ 49         $165    $  291     $  660
---------------------------------------------------------------------------------------------------------------------------------
  VALUE FUND
       Class III                       $ 62          $206     $  363     $  818         $ 62         $206    $  363     $  818
---------------------------------------------------------------------------------------------------------------------------------
  INTRINSIC VALUE FUND
       Class III                       $ 63          $222     $  395     $  896         $ 63         $222    $  395     $  896
---------------------------------------------------------------------------------------------------------------------------------
  GROWTH FUND
       Class III                       $ 49          $167     $  296     $  671         $ 49         $167    $  296     $  671
---------------------------------------------------------------------------------------------------------------------------------
  SMALL CAP VALUE FUND
       Class III                       $151          $273     $  406     $  795         $ 99         $216    $  344     $  718
---------------------------------------------------------------------------------------------------------------------------------
  SMALL CAP GROWTH FUND
       Class III                       $151          $284     $  429     $  851         $ 99         $227    $  367     $  774
---------------------------------------------------------------------------------------------------------------------------------
  REIT FUND
       Class III                       $172          $339     $  520     $1,046         $120         $283    $  459     $  970
---------------------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL EQUITY FUNDS
  INTERNATIONAL CORE FUND
       Class II                        $137          $321     $  520     $1,095         $137         $321    $  520     $1,095
       Class III                       $130          $299     $  482     $1,012         $130         $299    $  482     $1,012
       Class IV                        $124          $280     $  449     $  941         $124         $280    $  449     $  941
---------------------------------------------------------------------------------------------------------------------------------
  CURRENCY HEDGED INTERNATIONAL
     CORE FUND
       Class III                       $130          $350     $  588     $1,271         $130         $350    $  588     $1,271
       Class IV                        $124          $331     $  556     $1,201         $124         $331    $  556     $1,201
---------------------------------------------------------------------------------------------------------------------------------
  FOREIGN FUND
       Class II                        $ 84          $283     $  500     $1,122         $ 84         $283    $  500     $1,122
       Class III                       $ 77          $261     $  462     $1,040         $ 77         $261    $  462     $1,040
       Class IV                        $ 70          $242     $  429     $  969         $ 70         $242    $  429     $  969
---------------------------------------------------------------------------------------------------------------------------------
  INTERNATIONAL SMALL COMPANIES
     FUND
       Class III                       $238          $456     $  691     $1,368         $176         $389    $  619     $1,280
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                   EXAMPLE 1:                                        EXAMPLE 2:
                                  ASSUMING YOU REDEEM YOUR SHARES AT THE END OF        ASSUMING YOU DO NOT REDEEM YOUR SHARES
         GMO FUND NAME                             EACH PERIOD                     ----------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
                                      1 YEAR                                           1 YEAR
                                      (AFTER                                           (AFTER
                                  REIMBURSEMENT)    3 YEAR    5 YEAR    10 YEAR    REIMBURSEMENT)   3 YEAR   5 YEAR     10 YEAR
  JAPAN FUND
       Class III                       $111          $349     $  605     $1,340         $ 90         $326    $  581     $1,310
---------------------------------------------------------------------------------------------------------------------------------
  EMERGING MARKETS FUND
       Class III                       $319          $579     $  859     $1,658         $278         $535    $  812     $1,601
       Class IV                        $315          $565     $  836     $1,608         $274         $521    $  788     $1,550
---------------------------------------------------------------------------------------------------------------------------------
  EVOLVING COUNTRIES FUND
       Class III                       $329          $639     $  971     $1,910         $288         $595    $  924     $1,854
---------------------------------------------------------------------------------------------------------------------------------
  ASIA FUND
       Class III                       $287          $571     $  876     $1,743         $246         $527    $  828     $1,686
---------------------------------------------------------------------------------------------------------------------------------
 FIXED INCOME FUNDS
  DOMESTIC BOND FUND
       Class III                       $ 45          $152     $  269     $  611         $ 45         $152    $  269     $  611
---------------------------------------------------------------------------------------------------------------------------------
  U.S. BOND/GLOBAL ALPHA A FUND
       Class III                       $ 57          $168     $  290     $  645         $ 57         $168    $  290     $  645
---------------------------------------------------------------------------------------------------------------------------------
  U.S. BOND/GLOBAL ALPHA B FUND
       Class III                       $ 52          $148     $  253     $  561         $ 52         $148    $  253     $  561
---------------------------------------------------------------------------------------------------------------------------------
  INTERNATIONAL BOND FUND
       Class III                       $ 59          $175     $  301     $  669         $ 59         $175    $  301     $  669
---------------------------------------------------------------------------------------------------------------------------------
  CURRENCY HEDGED INTERNATIONAL
     BOND FUND
       Class III                       $ 56          $161     $  275     $  610         $ 56         $161    $  275     $  610
---------------------------------------------------------------------------------------------------------------------------------
  GLOBAL BOND FUND
       Class III                       $ 66          $193     $  330     $  732         $ 66         $193    $  330     $  732
---------------------------------------------------------------------------------------------------------------------------------
  EMERGING COUNTRY DEBT FUND
       Class III                       $132          $260     $  400     $  808         $106         $232    $  369     $  769
       Class IV                        $127          $244     $  373     $  747         $101         $216    $  342     $  709
---------------------------------------------------------------------------------------------------------------------------------
  SHORT-TERM INCOME FUND
       Class III                       $ 20          $ 82     $  149     $  348         $ 20         $ 82    $  149     $  348
---------------------------------------------------------------------------------------------------------------------------------
  GLOBAL HEDGED EQUITY FUND
       Class III                       $218          $422     $  642     $1,278         $ 72         $264    $  471     $1,068
---------------------------------------------------------------------------------------------------------------------------------
  INFLATION INDEXED BOND FUND
       Class III                       $ 72          $252     $  448     $1,013         $ 72         $252    $  448     $1,013
---------------------------------------------------------------------------------------------------------------------------------
  EMERGING COUNTRY DEBT SHARE
     FUND
       Class III                       $132          $269     $  418     $  852         $106         $241    $  387     $  814
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                   EXAMPLE 1:                                        EXAMPLE 2:
                                  ASSUMING YOU REDEEM YOUR SHARES AT THE END OF        ASSUMING YOU DO NOT REDEEM YOUR SHARES
         GMO FUND NAME                             EACH PERIOD                     ----------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
                                      1 YEAR                                           1 YEAR
                                      (AFTER                                           (AFTER
                                  REIMBURSEMENT)    3 YEAR    5 YEAR    10 YEAR    REIMBURSEMENT)   3 YEAR   5 YEAR     10 YEAR
 ASSET ALLOCATION FUNDS
  INTERNATIONAL EQUITY
     ALLOCATION FUND
       Class III                       $ 97          $107     $  118     $  151         $ 83         $ 92    $  101     $  130
---------------------------------------------------------------------------------------------------------------------------------
  WORLD EQUITY ALLOCATION FUND
       Class III                       $ 82          $125     $  173     $  313         $ 64         $106    $  151     $  286
---------------------------------------------------------------------------------------------------------------------------------
  GLOBAL (U.S. +) EQUITY
     ALLOCATION FUND
       Class III                       $ 62          $ 83     $  107     $  177         $ 44         $ 64    $   85     $  150
---------------------------------------------------------------------------------------------------------------------------------
  GLOBAL BALANCED ALLOCATION
     FUND
       Class III                       $ 48          $ 58     $   69     $  102         $ 35         $ 44    $   53     $   82
---------------------------------------------------------------------------------------------------------------------------------
  U.S. SECTOR FUND
       Class III                       $ 31          $179     $  340     $  808         $ 15         $162    $  321     $  785
---------------------------------------------------------------------------------------------------------------------------------



                             BENCHMARKS AND INDEXES



     The Manager measures each Fund's performance against a specific benchmark or index (each, a "GMO Benchmark"), although none of the Funds is managed as an "index fund" or "index-plus fund," and the actual composition of a Fund's portfolio may differ substantially from that of its benchmark. Each Fund's GMO Benchmark is listed under "Investment Objective" in the "Fund Objectives and Principal Investment Strategies" section of the Prospectus. General information about each benchmark and index is provided in the table below. In some cases, a Fund's GMO Benchmark differs from the broad-based index that the SEC requires each Fund to use in the average annual return table. In addition, the Manager may change each Fund's index or benchmark from time to time.



     Certain indexes--MSCI EAFE (Hedged) and J.P. Morgan Non-U.S. Government Bond Index (Hedged)--are currency-hedged into U.S. dollars. Investors should be aware that Funds managed to these benchmarks and other Funds described as "currency hedged" will take active currency positions relative to the appropriate benchmark.





--------------------------------------------------------------------------------------------------------------------
     ABBREVIATION               FULL NAME          SPONSOR OR PUBLISHER                    DESCRIPTION
--------------------------------------------------------------------------------------------------------------------
  GMO Asia 7 Index       GMO Asia 7 Index         GMO                        The GMO Asia 7 is composed of the IFC
                                                                             Investable Country Indexes, equally
                                                                             weighted, for seven Asian countries
                                                                             (China, Indonesia, Korea, Malaysia, the
                                                                             Philippines, Taiwan and Thailand).
--------------------------------------------------------------------------------------------------------------------
  GMO EAFE Extended      GMO EAFE Extended        GMO                        A modification of MSCI EAFE where GMO
                                                                             adds those additional countries
                                                                             represented in the IFC Investable
                                                                             Index.
--------------------------------------------------------------------------------------------------------------------
  GMO EAFE Extended+     GMO EAFE Extended+       GMO                        The GMO EAFE Extended+ Index is
                           Index                                             represented by GMO EAFE-Lite Extended
                                                                             to 6/30/99 and GMO EAFE Extended
                                                                             thereafter.
--------------------------------------------------------------------------------------------------------------------
  GMO EAFE-Lite          GMO EAFE-Lite Index      GMO                        A modification of MSCI EAFE where GMO
                                                                             reduces the market capitalization of
                                                                             Japan by 40% relative to EAFE.
--------------------------------------------------------------------------------------------------------------------
  GMO EAFE-Lite          GMO EAFE-Lite Extended   GMO                        A modification of GMO EAFE-Lite where
     Extended              Index                                             GMO adds those additional countries
                                                                             represented in the IFC Investable
                                                                             Index.
--------------------------------------------------------------------------------------------------------------------
  GMO Global Balanced    GMO Global Balanced      GMO                        A composite benchmark computed by GMO
     Index                 Index                                             and comprised 48.75% by S&P 500, 16.25%
                                                                             by GMO EAFE Extended+ and 35% by Lehman
                                                                             Brothers Aggregate Bond Index.
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
     ABBREVIATION               FULL NAME          SPONSOR OR PUBLISHER                    DESCRIPTION
--------------------------------------------------------------------------------------------------------------------
  GMO Global (U.S.+)     GMO Global (U.S.+)       GMO                        A composite benchmark computed by GMO
     Equity Index          Equity Index                                      and comprised 75% by S&P 500 and 25% by
                                                                             GMO EAFE Extended+.
--------------------------------------------------------------------------------------------------------------------
  GMO Russell 2500       GMO Russell 2500 Value   GMO                        Index is comprised of the Russell 2500
     Value+                Plus                                              Index from 12/31/91 to 12/31/96, and
                                                                             the Russell 2500 Value Index from
                                                                             12/31/96 to present.
--------------------------------------------------------------------------------------------------------------------
  GMO World Extended     GMO World Extended       GMO                        A modification of MSCI World where GMO
                           Index                                             adds those additional countries
                                                                             represented in the IFC Investable
                                                                             Index.
--------------------------------------------------------------------------------------------------------------------
  GMO World Extended+    GMO World Extended+      GMO                        The GMO World Extended+ Index is
                           Index                                             represented by GMO World-Lite Extended
                                                                             to 6/30/99 and GMO World Extended
                                                                             thereafter.
--------------------------------------------------------------------------------------------------------------------
  GMO World-Lite         GMO World-Lite Index     GMO                        A modification of MSCI World where GMO
                                                                             reduced the market capitalization of
                                                                             Japan by 40% relative to World.
--------------------------------------------------------------------------------------------------------------------
  GMO World-Lite         GMO World-Lite Extended  GMO                        A modification of GMO World-Lite where
     Extended              Index                                             GMO adds those additional countries
                                                                             represented in the IFC Investable
                                                                             Index.
--------------------------------------------------------------------------------------------------------------------
  IFC Investable         IFC Investable           International Finance      Independently maintained and published
                           Composite Index          Corporation              emerging market stock index.
--------------------------------------------------------------------------------------------------------------------
  J.P. Morgan EMBI       J.P. Morgan Emerging     J.P. Morgan                Independently maintained and published
                           Markets Bond Index                                index composed of debt securities of 8
                                                                             countries, which includes Brady bonds,
                                                                             sovereign debt, local debt and
                                                                             Eurodollar debt, all of which are
                                                                             dollar denominated.
--------------------------------------------------------------------------------------------------------------------
  J.P. Morgan EMBI+      J.P. Morgan Emerging     J.P. Morgan                Independently maintained and published
                           Market Bond Index                                 index composed of debt securities of 16
                           Plus                                              countries, which includes Brady bonds,
                                                                             sovereign debt, local debt and
                                                                             Eurodollar debt, all of which are
                                                                             dollar denominated.
--------------------------------------------------------------------------------------------------------------------
  J.P. Morgan EMBI       J.P. Morgan Emerging     J.P. Morgan                Independently maintained and published
     Global                Markets Bond Index                                index composed of debt securities of 27
                           Global                                            countries, which includes Brady bonds,
                                                                             sovereign debt, local debt and
                                                                             Eurodollar debt, all of which are
                                                                             dollar denominated.
--------------------------------------------------------------------------------------------------------------------
  J.P. Morgan EMBI       J.P. Morgan Emerging     GMO                        Represents the J.P. Morgan EMBI prior
     Global+               Market Bond Index                                 to 8/95, J.P. Morgan EMBI+ through
                           Global+                                           12/31/99, and the J.P. Morgan EMBI
                                                                             Global thereafter.
--------------------------------------------------------------------------------------------------------------------
  J.P. Morgan Global     J.P. Morgan Global       J.P. Morgan                Independently maintained and published
     Government Bond       Government Bond                                   index composed of government bonds of
     Index                   Index                                           14 developed countries, including the
                                                                             U.S., with maturities of one year or
                                                                             more.
--------------------------------------------------------------------------------------------------------------------
  J.P. Morgan Non-U.S.   J.P. Morgan Non-U.S.     J.P. Morgan                Independently maintained and published
     Government Bond       Government Bond                                   index composed of non-U.S. government
     Index                   Index                                           bonds with maturities of one year or
                                                                             more.
--------------------------------------------------------------------------------------------------------------------
  J.P. Morgan Non-U.S.   J.P. Morgan Non-U.S.     J.P. Morgan                Independently maintained and published
     Government Bond       Government Bond Index                             index composed of non-U.S. government
     Index (Hedged)        (Hedged)                                          bonds with maturities of one year or
                                                                             more that are currency-hedged into U.S.
                                                                             dollars.
--------------------------------------------------------------------------------------------------------------------
  Lehman Brothers        Lehman Brothers          Lehman Brothers            Well-known, independently maintained
     Aggregate Bond        Aggregate Bond Index                              and published index comprised of U.S.
     Index                                                                   fixed rate debt issues, having a
                                                                             maturity of at least one year, rated
                                                                             investment grade or higher by Moody's
                                                                             Investors Service, Standard & Poor's,
                                                                             or Fitch IBCA, Inc.
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
     ABBREVIATION               FULL NAME          SPONSOR OR PUBLISHER                    DESCRIPTION
--------------------------------------------------------------------------------------------------------------------
  Lehman Brothers        Lehman Brothers          Lehman Brothers            Well-known, independently maintained
     Government Bond       Government Bond Index                             and published U.S. government bond
     Index                                                                   index, regularly used as a comparative
                                                                             fixed income benchmark.
--------------------------------------------------------------------------------------------------------------------
  Lehman Brothers        Lehman Brothers          Lehman Brothers            Independently maintained and published
     Treasury Inflation    Treasury Inflation                                index of inflation-indexed linked U.S.
     Notes Index           Notes Index                                       Treasury securities.
--------------------------------------------------------------------------------------------------------------------
  Lehman Brothers        Lehman Brothers          GMO                        Represents the Merrill Lynch Inflation
     Treasury Inflation    Treasury Inflation                                Notes performance through 9/30/97 and
     Notes Index+          Notes Index+                                      the Lehman Brothers Treasury Inflation
                                                                             Notes performance thereafter.
--------------------------------------------------------------------------------------------------------------------
  Merrill Lynch          Merrill Lynch Inflation  Merrill Lynch              Independently maintained and published
     Inflation Notes       Notes                                             index of inflation-indexed linked U.S.
                                                                             Treasury securities.
--------------------------------------------------------------------------------------------------------------------
  MSCI AC World ex U.S.  MSCI All Country World   Morgan Stanley Capital     An independently maintained and
                           Ex. U.S. Index           International            published international (excluding U.S.
                                                                             and including emerging) equity index.
--------------------------------------------------------------------------------------------------------------------
  MSCI AC World          MSCI All Country World   Morgan Stanley Capital     An independently maintained and
                           Index                    International            published global (including U.S. and
                                                                             emerging) equity index.
--------------------------------------------------------------------------------------------------------------------
  MSCI EAFE              Morgan Stanley Capital   Morgan Stanley Capital     Well-known, independently maintained
                           International Europe,    International            and published large capitalization
                           Australia and Far                                 international stock index.
                           East Index
--------------------------------------------------------------------------------------------------------------------
  MSCI EAFE (Hedged)     Morgan Stanley Capital   Morgan Stanley Capital     Well-known, independently maintained
                           International Europe,    International            and published large capitalization
                           Australia and Far                                 international stock index that is
                           East Index (Hedged)                               currency-hedged into U.S. dollars.
--------------------------------------------------------------------------------------------------------------------
  MSCI EMF Asia          MSCI EMF Asia            Morgan Stanley Capital     Well-known, independently maintained
                                                    International            and published Asian component of an
                                                                             emerging market stock index.
--------------------------------------------------------------------------------------------------------------------
  MSCI Japan             MSCI Japan Index         Morgan Stanley Capital     Independently maintained and published
                                                    International            equity index that attempts to capture
                                                                             60% of the market capitalization in
                                                                             Japan.
--------------------------------------------------------------------------------------------------------------------
  MSCI World             Morgan Stanley Capital   Morgan Stanley Capital     Well-known, independently maintained
                           International World      International            and published large capitalization
                           Index                                             world stock index.
--------------------------------------------------------------------------------------------------------------------
  Morgan Stanley REIT    Morgan Stanley REIT      Morgan Stanley & Co.,      Well-known, independently maintained
     Index                 Index                    Inc.                     and published equity real estate index.
--------------------------------------------------------------------------------------------------------------------
  Russell 1000 Growth    Russell 1000 Growth      Frank Russell Company      Independently maintained and published
     Index                 Index                                             index composed of the 1,000 largest
                                                                             U.S. companies based on total market
                                                                             capitalization with higher
                                                                             price-to-book ratios and higher
                                                                             forecasted growth values.
--------------------------------------------------------------------------------------------------------------------
  Russell 1000 Value     Russell 1000 Value       Frank Russell Company      Independently maintained and published
     Index                 Index                                             index composed of the 1,000 largest
                                                                             U.S. companies based on total market
                                                                             capitalization with lower price-to-book
                                                                             ratios and lower forecasted growth
                                                                             values.
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
     ABBREVIATION               FULL NAME          SPONSOR OR PUBLISHER                    DESCRIPTION
--------------------------------------------------------------------------------------------------------------------
  Russell 2500 Index     Russell 2500 Index       Frank Russell Company      The Russell 2500 Index is an
                                                                             independently maintained and published
                                                                             index composed of the 2,500 smallest
                                                                             companies in the Russell 3000 Index
                                                                             (which in turn measures the performance
                                                                             of the 3,000 largest U.S. companies
                                                                             based on total market capitalization;
                                                                             these 3,000 companies represent
                                                                             approximately 98% of the investable
                                                                             U.S. equity market), which represents
                                                                             approximately 22% of the total market
                                                                             capitalization of the Russell 3000
                                                                             Index. As of the latest reconstitution,
                                                                             the average market capitalization was
                                                                             approximately $931.0 million; the
                                                                             median market capitalization was
                                                                             approximately $630.0 million. The
                                                                             largest company in the index had an
                                                                             approximate market capitalization of
                                                                             $3.7 billion.
--------------------------------------------------------------------------------------------------------------------
  Russell 2500 Growth    Russell 2500 Growth      Frank Russell Company      Independently maintained and published
     Index                 Index                                             index composed of the bottom 2,500 of
                                                                             the 3,000 largest U.S. companies based
                                                                             on total market capitalization with
                                                                             higher price-to-book ratios and higher
                                                                             forecasted growth values.
--------------------------------------------------------------------------------------------------------------------
  Russell 2500 Value     Russell 2500 Value       Frank Russell Company      Independently maintained and published
     Index                 Index                                             index composed of the bottom 2,500 of
                                                                             the 3,000 largest U.S. companies based
                                                                             on total market capitalization with
                                                                             lower price-to-book ratios and lower
                                                                             forecasted growth values.
--------------------------------------------------------------------------------------------------------------------
  S&P 500                Standard & Poor's 500    Standard & Poor's          Well-known, independently maintained
                           Stock Index              Corporation              and published U.S. large capitalization
                                                                             stock index.
--------------------------------------------------------------------------------------------------------------------
  SSB EMI World ex-U.S.  SSB Extended Market      Salomon Smith Barney       The SSB EMI World ex-U.S. is the small
                           Index World ex-U.S.                               capitalization stock component of the
                           Index                                             SSB Broad Market Index (BMI). The BMI
                                                                             is a float-weighted index that spans 22
                                                                             countries and includes the listed
                                                                             shares of all companies with an
                                                                             available market capitalization (float)
                                                                             of at least $100 million at the end of
                                                                             May each year. Companies are deleted if
                                                                             their float falls below $75 million.
                                                                             Changes are effective before the open
                                                                             of the first business day of July. The
                                                                             SSB EMI World ex-U.S. is defined as
                                                                             those stocks falling in the bottom 20%
                                                                             of the cumulative available capital in
                                                                             each country.
--------------------------------------------------------------------------------------------------------------------
  SSB 3 Month T-Bill     Salomon Smith Barney 3   Salomon Smith Barney       Independently maintained and published
     Index                 Month Treasury-Bill                               short-term bill index.
                           Index
--------------------------------------------------------------------------------------------------------------------

                            MANAGEMENT OF THE TRUST



     Grantham, Mayo, Van Otterloo & Co., LLC, 40 Rowes Wharf, Boston, Massachusetts 02110 provides investment advisory services to the GMO Funds. GMO is a private company, founded in 1977. As of May 31, 2000, GMO managed more than $22 billion for institutional investors such as pension plans, endowments, foundations and the GMO Funds.



     Subject to the approval of the Trust's board of trustees, the Manager establishes and modifies when necessary the investment strategies of the Funds. In addition to its management services to the Funds, the Manager administers the Funds' business affairs.



     Each class of shares of each Fund pays the Manager a shareholder service fee for providing direct client service and reporting, such as performance information reporting, client account information, personal and electronic access to Fund information, access to analysis and explanations of Fund reports and assistance to correct and maintain client-related information.



     The Manager has engaged the services of Dancing Elephant, Ltd., 1936 University Avenue, Berkeley, California 94704 ('Dancing Elephant') to provide consulting services to the Manager with respect to Emerging Markets Fund, Evolving Countries Fund and Asia Fund. Dancing Elephant is owned by Arjun Divecha, a member of the Manager's management committee.



     For the fiscal year ended February 29, 2000, the Manager received as compensation for management services rendered in such year (after any applicable waivers or reimbursements), the percentages of each Fund's average daily net assets as described in the table below. For the same period, the Manager paid a consulting fee to Dancing Elephant. No fund has any obligation to pay Dancing Elephant.



                                        % OF AVERAGE
FUND                                     NET ASSETS
----                                    ------------
U.S. Core Fund                              0.31%
Tobacco-Free Core Fund                      0.28%
Value Fund                                  0.41%
Growth Fund                                 0.27%
Small Cap Value Fund                        0.27%
Small Cap Growth Fund                       0.22%
REIT Fund                                   0.48%
International Core Fund                     0.45%
Currency Hedged International Core
  Fund                                      0.21%
Foreign Fund                                0.50%
International Small Companies Fund          0.36%
Japan Fund                                  0.14%
Emerging Markets Fund                       0.78%
Evolving Countries Fund                     0.48%
Asia Fund                                   0.74%
Domestic Bond Fund                          0.05%



                                        % OF AVERAGE
FUND                                     NET ASSETS
----                                    ------------
U.S. Bond/Global Alpha A Fund               0.15%
U.S. Bond/Global Alpha B Fund               0.12%
International Bond Fund                     0.15%
Currency Hedged International Bond
  Fund                                      0.17%
Global Bond Fund                            0.11%
Emerging Country Debt Fund                  0.32%
Short-Term Income Fund                      0.00%
Global Hedged Equity Fund                   0.00%
Inflation Indexed Bond Fund                 0.00%
Emerging Country Debt Share Fund            0.00%
International Equity Allocation Fund        0.00%
World Equity Allocation Fund                0.00%
Global (U.S.+) Equity Allocation Fund       0.00%
Global Balanced Allocation Fund             0.00%
U.S. Sector Fund                            0.00%



CUSTODIANS



     Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, Massachusetts 02116, and Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109, serve as the Trust's custodians on behalf of the Funds.



TRANSFER AGENT



     IBT serves as the Trust's transfer agent on behalf of the Funds.

     The table below identifies the persons at GMO who are primarily responsible for the day-to-day management of one or more Funds. Day-to-day management of the Asset Allocation Funds is the responsibility of a committee, and no person or persons is primarily responsible for making recommendations to that committee.



-----------------------------------------------------------------------------------------------------------------------
      MANAGER                   PRIMARY RESPONSIBILITY                 SINCE             PROFESSIONAL EXPERIENCE
-----------------------------------------------------------------------------------------------------------------------
 R. Jeremy Grantham   U.S. Sector Fund and U.S. Equity Funds         >5 years     President-Quantitative and
                      except Value Fund and REIT Fund                             Partner/Member, GMO since 1979.
                      --------------------------------------------------------
                      Currency Hedged International Core Fund,       Inception
                      International Small Companies Fund, Japan
                      Fund, Global Hedged Equity Fund and
                      International Core Fund
                      --------------------------------------------------------
                      Emerging Markets Fund, Evolving Countries      Inception
                      Fund and Asia Fund
-----------------------------------------------------------------------------------------------------------------------
 Christopher Darnell  U.S. Sector Fund, International Core Fund      >5 years     Partner/Member and Investment
                      and U.S. Equity Funds except Value Fund and                 Director, GMO since 1984.
                      REIT Fund
                      --------------------------------------------------------
                      Currency Hedged International Core Fund,       Inception
                      International Small Companies Fund, Japan
                      Fund, Global Hedged Equity Fund
-----------------------------------------------------------------------------------------------------------------------
 Richard A. Mayo      Value Fund                                     >5 years     President-U.S. Active and
                                                                                  Partner/Member, GMO since 1979.

                      --------------------------------------------------------
                      REIT Fund                                      1999
-----------------------------------------------------------------------------------------------------------------------
 Forrest C. Berkley   Currency Hedged International Core Fund,       Inception    Partner/Member, GMO since 1986.
                      International Small Companies Fund, Japan
                      Fund and Global Hedged Equity Fund
                      --------------------------------------------------------
                      International Core Fund                        >5 years
-----------------------------------------------------------------------------------------------------------------------
 Arjun Bhagwan        Emerging Markets Fund, Evolving Countries      Inception    President, Dancing Elephant, Ltd.
 Divecha              Fund and Asia Fund                                          (Consultant to GMO) since 1993.
-----------------------------------------------------------------------------------------------------------------------
 Jui L. Lai           Foreign Fund                                   Inception    Investment Director since 1988 and
                                                                                  Member since 1996, GMO.
-----------------------------------------------------------------------------------------------------------------------
 Ann M. Spruill       Foreign Fund                                   Inception    Investment Director since 1990 and
                                                                                  Member since 1996, GMO.
-----------------------------------------------------------------------------------------------------------------------
 Wilson K. Magee      REIT Fund                                      Inception    Employee of GMO since 1997. 1994-
                                                                                  1997, principal for Penobscot Group.
-----------------------------------------------------------------------------------------------------------------------
 William L.           Fixed Income Funds except Short-Term Income    Inception    Investment Director since 1993 and
 Nemerever            Fund and Global Hedged Equity Fund                          Member since 1996, GMO.
                      --------------------------------------------------------
                      Short-Term Income Fund                         1994
-----------------------------------------------------------------------------------------------------------------------
 Thomas F. Cooper     Fixed Income Funds except Short-Term Income    Inception    Investment Director since 1993 and
                      Fund and Global Hedged Equity Fund                          Member since 1996, GMO.
                      --------------------------------------------------------
                      Short-Term Income Fund                         1994
-----------------------------------------------------------------------------------------------------------------------
 Steven Edelstein     Fixed Income Funds except Global Hedged        1995         Employee of GMO since 1995.
                      Equity Fund
-----------------------------------------------------------------------------------------------------------------------

                        DETERMINATION OF NET ASSET VALUE



     The net asset value or "NAV" of a share is determined as of the close of regular trading on the New York Stock Exchange ("NYSE"), generally 4:00 p.m. New York City time. A Fund may not determine its NAV on days during which no security is tendered for redemption and no order to purchase or sell such security is received by that Fund. A Fund's net asset value is determined by dividing the total market value of the Fund's portfolio investments and other assets, less any liabilities, by the total outstanding shares of the Fund. The market value of the Fund's investments is generally determined as follows:



Exchange listed securities



     - Last sale price or



     - Most recent bid price (if no reported sale) or



     - Broker bid (if the private market is more relevant in determining market value than the exchange), based on where the securities are principally traded and what their intended disposition is



Unlisted securities (if market quotations are readily available)



     - Most recent quoted bid price



Certain debt obligations (if less than sixty days remain until maturity)



     - Amortized cost (unless circumstances dictate otherwise; for example, if the issuer's creditworthiness has become impaired)



All other fixed income securities and options on those securities (includes bonds, loans, structured notes)



     - Closing bid supplied by a primary pricing source chosen by the Manager



All other assets and securities (if no quotations are readily available)



     - Fair value as determined in good faith by the Trustees or persons acting at their direction



     The Manager evaluates primary pricing sources on an ongoing basis, and may change any pricing source at any time. However, the Manager will not normally evaluate the prices supplied by the pricing sources on a day-to-day basis. The Manager is kept informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and may in its discretion override a price supplied by a source (by taking a price supplied from another) because of such price activity or because the Manager has other reasons to believe that a price supplied may not be reliable. Certain securities may be valued on the basis of a price provided by a principal market maker. Prices provided by principal market makers may vary from the value that would be realized if the securities were sold.



     The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at current exchange rates or at such other rates as the Trustees or persons acting at their direction may determine in computing net asset value. Fluctuations in the value of foreign currencies in relation to the U.S. dollar will affect the net asset value of shares of the Funds even though there has not been any change in the values of such securities and options measured in terms of the foreign currencies in which they are denominated.



     Foreign exchanges and securities markets usually close prior to the time the NYSE closes and values of foreign options and foreign securities will be determined as of those earlier closings. Events affecting the values of foreign securities may occasionally occur between the earlier closings and the closing of the NYSE which will not be reflected in the computation of the Funds' net asset value. If an event materially affecting the value of foreign securities occurs during that period, then those securities may be valued at fair value as determined in good faith by the Trustees or persons acting at their direction. In addition, because certain Funds hold portfolio securities listed on foreign exchanges which may trade on days on which the NYSE is closed, the net asset value of those Funds' shares may be significantly affected on days when investors will have no ability to redeem their shares in those Funds.

                             HOW TO PURCHASE SHARES


     You may purchase a Fund's shares from the Trust on any day when the NYSE is open for business. In addition, brokers and agents are authorized to accept purchase and redemption orders on the Funds' behalf. You may pay a fee if you effect a transaction through a broker or agent. To obtain a purchase order form, call the Trust at (617) 346-7646 or your broker or agent.


     PURCHASE POLICIES. Before a purchase order will be acted upon by the Trust, the Trust must determine that the purchase order is in "good order." A purchase order is in "good order" if:


     - a completed purchase order, containing the following information, is submitted to the Trust or its agent:



        - signature exactly in accordance with the form of registration



        - the exact name in which the shares are registered



        - the investor's account number



        - the number of shares or the dollar amount of shares to be purchased



     - the purchase order is received and accepted by the Trust or its agent (the Trust reserves the right to reject any order)



     - payment (by check or wire) for the purchase is received before 4:00 p.m. on the day the purchase order is accepted



        - if an investor provides adequate written assurances of intention to pay, the Trust may extend settlement up to four business days.



     The purchase price of a share of any Fund is the net asset value per share next determined after the purchase order is determined to be in "good order" PLUS a purchase premium, if any, for the Fund shares to be purchased. Purchase order forms received by the Trust or its agent after the deadline will be honored on the next following business day, and the purchase price will be effected based on the net asset value per share computed on that day.



     Minimum investment amounts (by class, if applicable) are set forth in the table on page 59 of this Prospectus. There is no minimum additional investment required to purchase additional shares of a Fund. The Trust may waive initial minimums for certain accounts.


     SUBMITTING YOUR PURCHASE ORDER FORM. Completed purchase order forms can be submitted by MAIL or by FACSIMILE to the Trust at:

                                   GMO Trust
                   c/o Grantham, Mayo, Van Otterloo & Co. LLC
                                 40 Rowes Wharf
                          Boston, Massachusetts 02110
                           Facsimile: (617) 439-4192
                        Attention: Shareholder Services

     Call the Trust at (617) 346-7646 to CONFIRM RECEIPT of your purchase order form. Do not send cash, checks or securities directly to the Trust.

     FUNDING YOUR INVESTMENT.  You may purchase shares:


     - with cash (via wire transfer or check)



        - BY WIRE.  Instruct your bank to wire the amount of your investment to:



                 Investors Bank & Trust, Boston, Massachusetts


                               ABA#: 011-001-438


                              Attn: Transfer Agent


                     Credit: GMO Deposit Account 55555-4444


              Further credit: GMO Fund/shareholder name and number

        - BY CHECK. All checks must be made payable to the appropriate Fund or to GMO Trust. The Trust will not accept any checks payable to a third party which have been endorsed by the payee to the Trust. Mail checks to:



                  By U.S. Postal Service:                             By Overnight Courier:
              Investors Bank & Trust Company                     Investors Bank & Trust Company
                 GMO Transfer Agent MFD 23                          GMO Transfer Agent MFD 23
                       P.O. Box 9130                            200 Clarendon Street, 16th Floor
             200 Clarendon Street, 16th Floor                           Boston, MA 02116
                   Boston, MA 02117-9130



     - by exchange (from another GMO product)



        - written instruction should be sent to GMO Trust's Shareholder Services at (617) 439-4192 (facsimile)


     - in exchange for securities acceptable to the Manager

        - securities must be approved by the Manager prior to transfer to the Fund

        - securities will be valued as set forth under "Determination of Net Asset Value" on page 56

     - by a combination of cash and securities


                              HOW TO REDEEM SHARES



     You may redeem shares of a Fund on any day when the NYSE is open for business.



     REDEMPTION POLICIES. Payment on redemption will be made as promptly as possible (generally on the next business day) and no later than seven days (subject to the exceptions noted below) after the request for redemption is received by the Trust or its agent in "good order."


     A redemption request is in "good order" if it:


     - is received by the Trust or its agent prior to the close of regular trading on the NYSE (generally 4:00 p.m. New York City time)


     - is signed exactly in accordance with the form of registration

     - includes the exact name in which the shares are registered

     - includes the investor's account number

     - includes the number of shares or the dollar amount of shares to be redeemed


     Redemption requests received by the Trust or its agent after the deadline will be honored on the next following business day, and the redemption will be effected based on the net asset value per share computed on that day. The redemption price is the net asset value per share next determined after the redemption request is determined to be in "good order" LESS a redemption fee, if any, for the Fund shares to be redeemed.


     If the Manager determines, in its sole discretion, that it would be detrimental to the best interests of the remaining shareholders to make a redemption payment wholly or partly in cash, the Fund may pay the redemption price in whole or in part by a distribution in-kind of securities held by the Fund instead of cash.


     If a redemption is made in cash:



     - payment will be made in federal funds transferred to the account designated in writing by authorized persons



        - designation of additional accounts and any change in the accounts originally designated must be made in writing.



     - upon request, payment will be made by check mailed to the registration address


     If a redemption is made in-kind, it is important for you to note:

     - securities used to redeem Fund shares will be valued as set forth under "Determination of Net Asset Value" on page 56

     - securities distributed by a Fund will be selected by the Manager in light of the Fund's objective and will not generally represent a pro rata distribution of each security held in the Fund's portfolio

     - to the extent available, in-kind redemptions will be of readily marketable securities

     - you may incur brokerage charges on the sale of any securities received as a result of an in-kind redemption

     - in-kind redemptions will be transferred and delivered by the Trust as directed by you


     Each Fund may suspend the right of redemption and may postpone payment for more than seven days:



     - if the NYSE is closed for other than weekends or holidays


     - during periods when trading on the NYSE is restricted

     - during an emergency which makes it impracticable for a Fund to dispose of its securities or to fairly determine the net asset value of the Fund

     - during any other period permitted by the Securities and Exchange Commission for the protection of investors.


     SUBMITTING YOUR REDEMPTION REQUEST. Redemption requests can be submitted by MAIL or by FACSIMILE to the Trust at the address/facsimile number set forth under "How to Purchase Shares -- Submitting Your Purchase Order Form." Redemption requests submitted by mail are "received" by the Trust when actually delivered to the Trust or its agent. Call the Trust at (617) 346-7646 to CONFIRM RECEIPT of redemption requests.



                                MULTIPLE CLASSES



     Certain Funds offer multiple classes of shares. The sole economic difference among the various classes of shares described in this Prospectus is the level of Shareholder Service Fee that the classes bear for client and shareholder service, reporting and other support, reflecting the fact that, as the size of a client relationship increases, the cost to service that client decreases as a percentage of the assets in that account. Thus, the Shareholder Service Fee is lower for classes where eligibility criteria require greater total assets under GMO's management.



------------------------------------------------------------------------------------------------------------------------
                                                           MINIMUM TOTAL INVESTMENT/     SHAREHOLDER SERVICE FEE (AS A %
                                                            TOTAL FUND INVESTMENT*        OF AVERAGE DAILY NET ASSETS)
------------------------------------------------------------------------------------------------------------------------
                    U.S. Core Fund
  FUNDS OFFERING    International Core Fund                      $1 million/NA                        0.22%
 CLASS II SHARES    Foreign Fund
------------------------------------------------------------------------------------------------------------------------
                                                                $35 million/NA                        0.15%
                    U.S. Core Fund
                    International Core Fund
                    Foreign Fund
                   -----------------------------------------------------------------------------------------------------
                    Asset Allocation Funds (except
  FUNDS OFFERING    U.S.   Sector Fund)                          $1 million/NA                       0.00%**
 CLASS III SHARES   Emerging Country Debt Share Fund
                   -----------------------------------------------------------------------------------------------------
                                                                 $1 million/NA                      0.15%***
                    U.S. Sector Fund
                    Global Hedged Equity Fund
                   -----------------------------------------------------------------------------------------------------
                                                                 $1 million/NA                        0.15%
                    All Other Funds
------------------------------------------------------------------------------------------------------------------------
                                                           $250 million/$125 million                 0.105%
                    U.S. Core Fund
                    Emerging Markets Fund
                   -----------------------------------------------------------------------------------------------------
                    International Core Fund
  FUNDS OFFERING    Currency Hedged International          $250 million/$125 million                  0.09%
 CLASS IV SHARES      Core Fund
                   -----------------------------------------------------------------------------------------------------
                                                                $250 million/NA                       0.09%
                    Foreign Fund
                   -----------------------------------------------------------------------------------------------------
                                                           $250 million/$125 million                  0.10%
                    Emerging Country Debt Fund
------------------------------------------------------------------------------------------------------------------------



* The eligibility requirements in the table above are subject to certain exceptions and special rules for certain plan investors and for certain clients with continuous client relationships with GMO since May 31, 1996.


** These Funds will indirectly bear an additional SSF of 0.15% by virtue of their investments in other GMO Funds.


*** The SSF charged to these Funds will be reduced by a corresponding amount for all SSFs indirectly borne by the relevant Fund by reason of its investments in Class III Shares of other GMO Funds.



ELIGIBILITY FOR CLASSES



     Eligibility for different classes of a Fund depends upon the client meeting either (i) the minimum "Total Fund Investment" set forth in the above table, which includes only a client's total investment in a particular Fund, or (ii) the minimum "Total Investment" set forth in the above table, calculated as described below.

DETERMINATION OF TOTAL INVESTMENT



     A client's Total Investment equals the market value of all the client's assets managed by GMO and its affiliates (1) at the time of initial investment,
(2) at close of business on the last business day of each calendar quarter, or
(3) at other times as determined by the Manager (each, a "Determination Date"). The Manager will monitor the value of the MSCI World Index (computed in U.S. dollars with net dividends reinvested). On December 31 of any year, the Manager may increase the Minimum Total Investment/Total Fund Investment amounts by the same percentage by which the value of the MSCI World Index increased from June 30, 2000 through December 31 of the year being evaluated.



     For clients establishing a relationship with GMO on or after June 1, 1996: A client's Total Investment will be determined by GMO at the Determination Date.



     For clients with GMO accounts as of May 31, 1996: Any client whose Total Investment as of May 31, 1996 (prior to the issuance of multiple classes of shares) was equal to or greater than $7 million will remain eligible for Class III Shares indefinitely, provided that such client does not make a withdrawal or redemption that causes the client's Total Investment to fall below $7 million. Clients whose Total Investment as of May 31, 1996 was less than $7 million but greater than $0 will be eligible for conversion to Class II Shares indefinitely.



You should note:



     - There is no minimum additional investment required to purchase additional shares of a Fund for any class of shares.



     - The Manager will make all determinations as to the aggregation of client accounts for purposes of determining eligibility.



     - Eligibility requirements for each class of shares are subject to change upon notice to shareholders.



     - Assets invested in GMO's Pelican Fund will not be considered when determining a client's Total Investment.



CONVERSIONS BETWEEN CLASSES



     Client's shares in a Fund will be converted to the class of shares of that Fund with the lowest Shareholder Service Fee for which the client is eligible, based on the amount of the client's Total Investment or Total Fund Investment, on the Determination Date. The conversion will occur within 15 business days following the Determination Date on a date selected by the Manager.



     The Trust has been advised by counsel that the conversion of a client's investment from one class of shares to another class of shares in the same Fund should not result in the recognition of gain or loss in the converted Fund's shares. The client's tax basis in the new class of shares immediately after the conversion should equal the client's basis in the converted shares immediately before conversion, and the holding period of the new class of shares should include the holding period of the converted shares.



                            DISTRIBUTIONS AND TAXES



     The policy of each U.S. Equity Fund (except for the REIT Fund), the Short-Term Income Fund and the Domestic Bond Fund is to declare and pay distributions of its dividends and interest quarterly. The policy of each other Fund is to declare and pay distributions of its dividends, interest and foreign currency gains semi-annually. Each Fund also intends to distribute net gains from the sale of securities held for not more than one year ("net short-term capital gains") and net gains from the sale of securities held for more than one year ("net long-term capital gains") at least annually. Each Fund is treated as a separate taxable entity for federal income tax purposes and intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.



     All dividends and/or distributions will be paid in shares of the relevant Fund, at net asset value, unless the shareholder elects to receive cash. There is no purchase premium on reinvested dividends or distributions. Shareholders may make this election by marking the appropriate box on the application or by writing to the Trust.



It is important for you to note:



     - Fund distributions derived from interest, dividends and certain other income, including in general short-term capital gains, will be taxable as ordinary income to shareholders subject to federal income tax whether paid in cash or in shares. Properly designated Fund distributions derived from net long-term capital gains will be taxable as such (generally at a 20% federal rate for noncorporate shareholders whether paid in cash or in shares).



     - Distributions by a Fund result in a reduction in the net asset value of the Fund's shares. If a distribution reduces the net asset value of a shareholder's shares below a shareholder's cost basis in those shares, such distribution may be taxable to the shareholder, even though, from an investment standpoint, it may constitute a partial return of capital.

       In particular, if you buy shares just prior to a taxable distribution by a Fund, you will pay the full price of the shares (including the value of the pending distribution) and then receive a portion of the price back as a taxable distribution.



     - A Fund's investment in foreign securities may be subject to foreign withholding taxes on dividends, interest or capital gains which will decrease the Fund's yield. In certain instances, shareholders may be entitled to claim a credit or deduction with respect to foreign taxes.



     - A Fund's investment in foreign securities, foreign currencies, debt obligations issued or purchased at a discount, asset-backed securities, assets "marked to the market" for federal income tax purposes and, potentially, so-called "indexed securities" (including inflation indexed bonds) may increase or accelerate a Fund's recognition of income, including the recognition of taxable income in excess of the cash generated by such investments. These investments may, therefore, affect the timing or amount of a Fund's distributions and may cause a Fund to liquidate other investments at a time when it is not advantageous to do so in order to satisfy the distribution requirements that apply to entities taxed as regulated investment companies.



     - Any gain resulting from the sale, exchange or redemption of your shares will generally also be subject to tax.



     - The Asset Allocation Funds' investment in other GMO Funds and the investment by certain Funds in GMO Alpha LIBOR Fund could affect the amount, timing and character of distributions. See "Taxes -- Taxation of Fund Distributions and Sales of Fund Shares" in the Statement of Additional Information.



     The above is a general summary of the principal federal income tax consequences of investing in a Fund for shareholders who are U.S. citizens, residents or domestic corporations. You should consult your own tax advisors about the precise tax consequences of an investment in a Fund in light of your particular tax situation, including possible foreign, state, local or other applicable tax laws (including the federal alternative minimum tax).

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)


The financial highlight tables are intended to help you understand each Fund's financial performance for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Except as otherwise noted, this information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the Trust's Annual Reports, which are incorporated by reference in the Statement of Additional Information and available upon request. Information is presented for each Fund, and class of shares thereof, of the Trust which had investment operations during the reporting periods and is currently being offered. Information regarding Class III Shares of each Fund reflects the operational history for each such Fund's sole outstanding class prior to the creation of multiple classes of such Funds on May 31, 1996.


DOMESTIC EQUITY FUNDS
----------------------------------

U.S. CORE FUND*


                                                                        CLASS II SHARES
                              ---------------------------------------------------------------------------------------------------
                                                                                                                   PERIOD FROM
                                                                                                                  JUNE 7, 1996
                                 YEAR ENDED FEBRUARY 28/29,           PERIOD FROM            PERIOD FROM          (COMMENCEMENT
                              ---------------------------------     JANUARY 9, 1998         MARCH 1, 1997       OF OPERATIONS) TO
                                   2000              1999         TO FEBRUARY 28, 1998   TO NOVEMBER 17, 1997   FEBRUARY 28, 1997
                              ---------------   ---------------   --------------------   --------------------   -----------------
Net asset value, beginning
  of period.................      $ 18.57           $ 19.98             $ 17.65                $ 20.10               $ 20.12
                                  -------           -------             -------                -------               -------
Income from investment
  operations:
  Net investment income.....         0.23(2)           0.25(2)             0.04(2)                0.24(2)               0.25
  Net realized and
    unrealized gain.........         2.29              2.55                2.29                   3.99                  2.92
                                  -------           -------             -------                -------               -------
    Total from investment
      operations............         2.52              2.80                2.33                   4.23                  3.17
                                  -------           -------             -------                -------               -------
Less distributions to
  shareholders:
  From net investment
    income..................        (0.24)            (0.29)           --                        (0.22)                (0.30)
  From net realized gains...        (4.23)            (3.92)           --                        (3.90)                (2.89)
                                  -------           -------             -------                -------               -------
    Total distributions.....        (4.47)            (4.21)           --                        (4.12)                (3.19)
                                  -------           -------             -------                -------               -------
Net asset value, end of
  period....................      $ 16.62           $ 18.57             $ 19.98                $ 20.21               $ 20.10
                                  =======           =======             =======                =======               =======
Total Return(1).............        13.61%            14.99%              13.20%(3)              23.00%(3)             17.46%(3)
Ratios/Supplemental Data:
  Net assets, end of period
    (000's).................      $95,041           $41,684             $16,958                $ 2,037               $64,763
  Net expenses to average
    daily net assets........         0.55%             0.55%               0.55%(4)               0.55%(4)              0.55%(4)
  Net investment income to
    average daily net
    assets..................         1.21%             1.29%               1.53%(4)               1.66%(4)              1.63%(4)
  Portfolio turnover rate...           90%               71%                 60%                    60%                  107%
  Fees and expenses
    voluntarily waived or
    borne by the Manager
    consisted of the
    following per share
    amounts.................      --     (5)        $  0.04             $  0.01                $  0.03               $  0.03



(1) Total returns would be lower had certain expenses not been waived during the periods shown.


(2) Computed using average shares outstanding throughout the period.


(3) Not annualized.


(4) Annualized.


(5) Fees and expenses waived or borne by the Manager were less than $0.01 per share.


* Effective June 30, 1998, the "GMO Core Fund" was renamed the "GMO U.S. Core Fund."


TOBACCO-FREE CORE FUND


                                                    CLASS III SHARES
                                ---------------------------------------------------------
                                               YEAR ENDED FEBRUARY 28/29,
                                ---------------------------------------------------------
                                  2000         1999        1998        1997        1996
                                --------     --------     -------     -------     -------
Net asset value, beginning of
  period......................  $  14.26     $  14.05     $ 12.98     $ 12.93     $ 10.65
                                --------     --------     -------     -------     -------
Income from investment
  operations:
  Net investment income.......      0.20         0.18        0.22        0.24        0.28
  Net realized and unrealized
    gain......................      1.94         1.99        4.07        2.41        3.71
                                --------     --------     -------     -------     -------
    Total from investment
      operations..............      2.14         2.17        4.29        2.65        3.99
                                --------     --------     -------     -------     -------
Less distributions to
  shareholders:
  From net investment
    income....................     (0.19)       (0.19)      (0.22)      (0.24)      (0.25)
  From net realized gains.....     (1.86)       (1.77)      (3.00)      (2.36)      (1.46)
                                --------     --------     -------     -------     -------
    Total distributions.......     (2.05)       (1.96)      (3.22)      (2.60)      (1.71)
                                --------     --------     -------     -------     -------
Net asset value, end of
  period......................  $  14.35     $  14.26     $ 14.05     $ 12.98     $ 12.93
                                ========     ========     =======     =======     =======
Total Return(1)...............     15.10%       16.29%      37.82%      22.76%      38.64%
Ratios/Supplemental Data:
  Net assets, end of period
    (000's)...................  $321,786     $227,158     $99,922     $66,260     $57,485
  Net expenses to average
    daily net assets..........      0.48%        0.48%       0.48%       0.48%       0.48%
  Net investment income to
    average daily net
    assets....................      1.34%        1.35%       1.66%       1.83%       2.25%
  Portfolio turnover rate.....       108%          77%         70%        131%         81%
  Fees and expenses
    voluntarily waived or
    borne by the Manager
    consisted of the following
    per share amounts.........  $   0.01     $   0.03     $  0.04     $  0.04     $  0.03



(1) Total returns would be lower had certain expenses not been waived during the periods shown.

                           CLASS III SHARES                                          CLASS IV SHARES
    --------------------------------------------------------------   -----------------------------------------------
                                                                                                      PERIOD FROM
                                                                                                    JANUARY 9, 1998
                      YEAR ENDED FEBRUARY 28/29,                     YEAR ENDED FEBRUARY 28/29,    (COMMENCEMENT OF
    --------------------------------------------------------------   ---------------------------    OPERATIONS) TO
       2000         1999         1998         1997         1996          2000           1999       FEBRUARY 28, 1998
    ----------   ----------   ----------   ----------   ----------   ------------   ------------   -----------------
    $    18.59   $    19.99   $    20.12   $    19.46   $    15.45    $    18.58     $    19.99       $    17.65
    ----------   ----------   ----------   ----------   ----------    ----------     ----------       ----------
          0.24(2)       0.26(2)       0.35       0.36         0.41          0.25(2)        0.27(2)          0.04(2)
          2.28         2.55         5.89         3.58         5.49          2.28           2.55             2.30
    ----------   ----------   ----------   ----------   ----------    ----------     ----------       ----------
          2.52         2.81         6.24         3.94         5.90          2.53           2.82             2.34
    ----------   ----------   ----------   ----------   ----------    ----------     ----------       ----------
         (0.25)       (0.29)       (0.32)       (0.39)       (0.42)        (0.26)         (0.31)        --
         (4.23)       (3.92)       (6.05)       (2.89)       (1.47)        (4.23)         (3.92)        --
    ----------   ----------   ----------   ----------   ----------    ----------     ----------       ----------
         (4.48)       (4.21)       (6.37)       (3.28)       (1.89)        (4.49)         (4.23)        --
    ----------   ----------   ----------   ----------   ----------    ----------     ----------       ----------
    $    16.63   $    18.59   $    19.99   $    20.12   $    19.46    $    16.62     $    18.58       $    19.99
    ==========   ==========   ==========   ==========   ==========    ==========     ==========       ==========
         13.66%       15.02%       36.69%       22.05%       39.08%        13.74%         15.07%           13.26%(3)
    $1,623,734   $1,780,011   $2,317,103   $3,051,344   $3,179,314    $1,343,460     $1,543,655       $1,370,535
          0.48%        0.48%        0.48%        0.48%        0.48%         0.44%          0.44%            0.44%(4)
          1.27%        1.36%        1.67%        1.78%        2.25%         1.32%          1.41%            1.67%(4)
            90%          71%          60%         107%          77%           90%            71%              60%
        --(5)    $     0.04   $     0.05   $     0.04   $     0.01       --     (5)  $     0.04       $     0.01

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)

VALUE FUND


                                                             CLASS III SHARES
                                         --------------------------------------------------------
                                                        YEAR ENDED FEBRUARY 28/29,
                                         --------------------------------------------------------
                                           2000        1999        1998        1997        1996
                                         --------    --------    --------    --------    --------
Net asset value, beginning of period...  $  10.40    $  14.33    $  14.85    $  14.25    $  12.05
                                         --------    --------    --------    --------    --------
Income from investment operations:
  Net investment income................      0.21        0.26        0.31        0.31        0.39
  Net realized and unrealized gain
    (loss).............................     (0.83)       0.13        3.81        2.47        3.71
                                         --------    --------    --------    --------    --------
    Total from investment operations...     (0.62)       0.39        4.12        2.78        4.10
                                         --------    --------    --------    --------    --------
Less distributions to shareholders:
  From net investment income...........     (0.21)      (0.27)      (0.35)      (0.32)      (0.39)
  In excess of net investment income...     (0.02)         --          --          --          --
  From net realized gains..............     (1.57)      (4.05)      (4.29)      (1.86)      (1.51)
                                         --------    --------    --------    --------    --------
    Total distributions................     (1.80)      (4.32)      (4.64)      (2.18)      (1.90)
                                         --------    --------    --------    --------    --------
Net asset value, end of period.........  $   7.98    $  10.40    $  14.33    $  14.85    $  14.25
                                         ========    ========    ========    ========    ========
Total Return(1)........................     (8.45)%      2.24%      31.54%      21.26%      35.54%
Ratios/Supplemental Data:
  Net assets, end of period (000's)....  $178,329    $202,842    $332,103    $469,591    $317,612
  Net expenses to average daily net
    assets.............................      0.61%       0.61%       0.61%       0.61%       0.61%
  Net investment income to average
    daily net assets...................      2.06%       1.82%       1.89%       2.17%       2.66%
  Portfolio turnover rate..............       104%         37%         40%         84%         65%
  Fees and expenses voluntarily waived
    or borne by the Manager consisted
    of the following per share
    amounts............................        --(2) $   0.04    $   0.05    $   0.04    $   0.02



(1) Total returns would be lower had certain expenses not been waived during the periods shown.


(2) Fees and expenses waived or borne by the Manager were less than $0.01 per share.



INTRINSIC VALUE FUND



                                                                    CLASS III SHARES
                                                              ----------------------------
                                                               PERIOD FROM AUGUST 2, 1999
                                                              (COMMENCEMENT OF OPERATIONS)
                                                               THROUGH FEBRUARY 29, 2000
                                                              ----------------------------
Net asset value, beginning of period........................            $ 10.00
                                                                        -------
Income from investment operations:
  Net investment income.....................................               0.11(2)
  Net realized and unrealized loss..........................              (1.24)
                                                                        -------
        Total from investment operations....................              (1.13)
                                                                        -------
Less distributions to shareholders:
  From net investment income................................              (0.08)
                                                                        -------
        Total distributions.................................              (0.08)
                                                                        -------
Net asset value, end of period..............................            $  8.79
                                                                        =======
Total Return(1).............................................             (11.36)%(3)
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................            $38,650
  Net expenses to average daily net assets..................               0.48%(4)
  Net investment income to average daily net assets.........               1.94%(4)
  Portfolio turnover rate...................................                 26%
  Fees and expenses voluntarily waived or borne by the
    Manager consisted of the following per share amount.....            $  0.01



(1) Calculation excludes purchase premiums. Total return would be lower had certain expenses not been waived during the period shown.


(2) Computed using average shares throughout the period.


(3) Not annualized.


(4) Annualized.

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)

GROWTH FUND


                                                                                    CLASS III SHARES
                                                              ------------------------------------------------------------
                                                                               YEAR ENDED FEBRUARY 28/29,
                                                              ------------------------------------------------------------
                                                                2000         1999         1998         1997         1996
                                                              --------     --------     --------     --------     --------
Net asset value, beginning of period........................  $   4.14     $   4.38     $   5.18     $   5.65     $   4.45
                                                              --------     --------     --------     --------     --------
Income from investment operations:
  Net investment income.....................................      0.02         0.03         0.04         0.07         0.08
  Net realized and unrealized gain..........................      1.71         0.89         1.41         1.03         1.54
                                                              --------     --------     --------     --------     --------
    Total from investment operations........................      1.73         0.92         1.45         1.10         1.62
                                                              --------     --------     --------     --------     --------
Less distributions to shareholders:
  From net investment income................................     (0.02)       (0.03)       (0.06)       (0.08)       (0.07)
  From net realized gains...................................     (0.90)       (1.13)       (2.19)       (1.49)       (0.35)
                                                              --------     --------     --------     --------     --------
    Total distributions.....................................     (0.92)       (1.16)       (2.25)       (1.57)       (0.42)
                                                              --------     --------     --------     --------     --------
Net asset value, end of period..............................  $   4.95     $   4.14     $   4.38     $   5.18     $   5.65
                                                              ========     ========     ========     ========     ========
Total Return(1).............................................     45.24%       22.90%       36.37%       21.64%       37.77%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................  $204,662     $158,084     $202,923     $244,183     $391,366
  Net expenses to average daily net assets..................      0.48%        0.48%        0.48%        0.48%        0.48%
  Net investment income to average daily net assets.........      0.50%        0.64%        0.79%        1.21%        1.54%
  Portfolio turnover rate...................................        48%          50%          60%         100%          76%
  Fees and expenses voluntarily waived or borne by the
    Manager consisted of the following per share amounts....     --(2)     $   0.01     $   0.01     $   0.01        --(2)



(1) Total returns would be lower had certain expenses not been waived during the periods shown.

(2) Fees and expenses waived or borne by the Manager were less than $.01 per share.


SMALL CAP VALUE FUND*



                                                                       CLASS III SHARES
                                                 ------------------------------------------------------------
                                                                  YEAR ENDED FEBRUARY 28/29,
                                                 ------------------------------------------------------------
                                                   2000         1999         1998         1997         1996
                                                 --------     --------     --------     --------     --------
Net asset value, beginning of period........     $  11.69     $  18.28     $  15.89     $  13.89     $  13.61
                                                 --------     --------     --------     --------     --------
Income from investment operations:
  Net investment income.....................         0.15         0.18         0.27         0.28         0.23
  Net realized and unrealized gain (loss)...         1.11        (2.50)        4.85         2.32         3.20
                                                 --------     --------     --------     --------     --------
    Total from investment operations........         1.26        (2.32)        5.12         2.60         3.43
                                                 --------     --------     --------     --------     --------
Less distributions to shareholders:
  From net investment income................        (0.14)       (0.19)       (0.29)       (0.27)       (0.23)
  From net realized gains...................        (0.40)       (4.08)       (2.44)       (0.33)       (2.92)
                                                 --------     --------     --------     --------     --------
    Total distributions.....................        (0.54)       (4.27)       (2.73)       (0.60)       (3.15)
                                                 --------     --------     --------     --------     --------
Net asset value, end of period..............     $  12.41     $  11.69     $  18.28     $  15.89     $  13.89
                                                 ========     ========     ========     ========     ========
Total Return(1).............................        10.66%      (14.74)%      34.43%       19.12%       27.18%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........     $265,778     $347,684     $769,612     $655,373     $231,533
  Net expenses to average daily net
    assets..................................         0.48%        0.48%        0.48%        0.48%        0.48%
  Net investment income to average daily net
    assets..................................         1.12%        0.99%        1.51%        2.15%        1.67%
  Portfolio turnover rate...................           50%          49%          56%          58%         135%
  Fees and expenses voluntarily waived or
    borne by the Manager consisted of the
    following per share amounts.............     $   0.01     $   0.04     $   0.04     $   0.03     $   0.02



(1) Calculation excludes purchase premiums and redemption fees. Total returns would be lower had certain expenses not been waived during the periods shown.


* Effective December 1, 1996, the "GMO Core II Secondaries Fund" was renamed the "GMO Small Cap Value Fund."

                              FINANCIAL HIGHLIGHTS


                (For a Share outstanding throughout each period)


SMALL CAP GROWTH FUND


                                                                                        CLASS III SHARES
                                                                ----------------------------------------------------------------
                                                                   YEAR ENDED FEBRUARY 28/29,      PERIOD FROM DECEMBER 31, 1996
                                                                --------------------------------   (COMMENCEMENT OF OPERATIONS)
                                                                  2000        1999        1998         TO FEBRUARY 28, 1997
                                                                --------    --------    --------   -----------------------------
Net asset value, beginning of period........................    $  10.88    $  12.28    $   9.82             $  10.00
                                                                --------    --------    --------             --------
Income from investment operations:
  Net investment income.....................................        0.01        0.03        0.05                 0.01
  Net realized and unrealized gain (loss)...................        7.02       (0.98)       3.43                (0.19)
                                                                --------    --------    --------             --------
    Total from investment operations........................        7.03       (0.95)       3.48                (0.18)
                                                                --------    --------    --------             --------
Less distributions to shareholders:
  From net investment income................................       (0.03)      (0.02)      (0.06)          --
  In excess of net investment income........................       --          --          (0.01)          --
  From net realized gains...................................       (1.01)      (0.43)      (0.95)          --
                                                                --------    --------    --------             --------
    Total distributions.....................................       (1.04)      (0.45)      (1.02)          --
                                                                --------    --------    --------             --------
Net asset value, end of period..............................    $  16.87    $  10.88    $  12.28             $   9.82
                                                                ========    ========    ========             ========
Total Return(1).............................................       67.27%      (8.20)%     36.66%               (1.80)%(2)
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................    $137,290    $129,983    $399,613             $159,898
  Net expenses to average daily net assets..................        0.48%       0.48%       0.48%                0.48%(3)
  Net investment income to average daily net assets.........        0.09%       0.21%       0.47%                0.70%(3)
  Portfolio turnover rate...................................         122%        113%        132%                  13%
  Fees and expenses voluntarily waived or borne by the
    Manager consisted
    of the following per share amounts......................    $   0.01    $   0.03    $   0.03             $   0.01



(1) Calculation excludes purchase premiums and redemption fees. Total returns would be lower had certain expenses not been waived during the periods shown.


(2) Not annualized.


(3) Annualized.



REIT FUND



                                                                                       CLASS III SHARES
                                                                ---------------------------------------------------------------
                                                                   YEAR ENDED FEBRUARY 28/29,        PERIOD FROM MAY 31, 1996
                                                                --------------------------------   (COMMENCEMENT OF OPERATIONS)
                                                                  2000        1999        1998         TO FEBRUARY 28, 1997
                                                                --------    --------    --------   ----------------------------
Net asset value, beginning of period........................    $   9.13    $  12.92    $  12.62             $  10.00
                                                                --------    --------    --------             --------
Income from investment operations:
  Net investment income.....................................        0.51(2)     0.51(2)     0.53                 0.24
  Net realized and unrealized gain (loss)...................       (0.87)      (3.36)       1.26                 2.60
                                                                --------    --------    --------             --------
    Total from investment operations........................       (0.36)      (2.85)       1.79                 2.84
                                                                --------    --------    --------             --------
Less distributions to shareholders:
  From net investment income................................       (0.51)      (0.19)      (0.57)               (0.17)
  In excess of net investment income........................       --          --          (0.03)          --
  From net realized gains...................................       --          (0.75)      (0.89)               (0.05)
                                                                --------    --------    --------             --------
    Total distributions.....................................       (0.51)      (0.94)      (1.49)               (0.22)
                                                                --------    --------    --------             --------
Net asset value, end of period..............................    $   8.26    $   9.13    $  12.92             $  12.62
                                                                ========    ========    ========             ========
Total Return(1).............................................       (4.69)%    (23.27)%     14.29%               28.49%(3)
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................    $120,508    $143,129    $374,774             $260,929
  Net expenses to average daily net assets..................        0.69%       0.69%       0.69%                0.69%(4)
  Net investment income to average daily net assets.........        5.64%       4.60%       4.10%                4.72%(4)
  Portfolio turnover rate...................................          13%         59%         86%                  21%
  Fees and expenses voluntarily waived or borne by the
    Manager consisted of the following per share amounts....    $   0.01    $   0.03    $   0.03             $   0.02



(1) Calculation excludes purchase premiums and redemption fees. Total returns would be lower had certain expenses not been waived during the periods shown.


(2) Computed using average shares outstanding throughout the period.


(3) Annualized.


(4) Not annualized.

                            INTENTIONALLY LEFT BLANK

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)
INTERNATIONAL EQUITY FUNDS

INTERNATIONAL CORE FUND

                                                     CLASS II SHARES                              CLASS III SHARES
                                     ------------------------------------------------   ------------------------------------
                                                                      PERIOD FROM
                                         YEAR ENDED FEBRUARY       SEPTEMBER 26, 1996           YEAR ENDED FEBRUARY
                                               28/29,               (COMMENCEMENT OF                   28/29,
                                     ---------------------------     OPERATIONS) TO     ------------------------------------
                                      2000      1999      1998     FEBRUARY 28, 1997       2000         1999         1998
                                     -------   -------   -------   ------------------   ----------   ----------   ----------
Net asset value, beginning of
 period............................  $ 20.33   $ 23.16   $ 24.36        $ 24.60         $    20.38   $    23.20   $    24.37
                                     -------   -------   -------        -------         ----------   ----------   ----------
Income (loss) from investment
 operations:
 Net investment income.............     0.41(2)    0.39(2)    0.52(2)         0.14            0.47(2)       0.42(2)       0.54(2)
 Net realized and unrealized gain
   (loss)..........................     1.33     (0.46)     1.94           0.96               1.28        (0.47)        1.96
                                     -------   -------   -------        -------         ----------   ----------   ----------
   Total from investment
    operations.....................     1.74     (0.07)     2.46           1.10               1.75        (0.05)        2.50
                                     -------   -------   -------        -------         ----------   ----------   ----------
Less distributions to shareholders:
 From net investment income........    (0.56)    (0.24)    (0.74)         (0.27)             (0.56)       (0.25)       (0.75)
 In excess of net investment
   income..........................       --     (0.24)       --             --             --            (0.24)          --
 From net realized gains...........    (0.66)    (2.28)    (2.92)         (1.07)             (0.66)       (2.28)       (2.92)
                                     -------   -------   -------        -------         ----------   ----------   ----------
   Total distributions.............    (1.22)    (2.76)    (3.66)         (1.34)             (1.22)       (2.77)       (3.67)
                                     -------   -------   -------        -------         ----------   ----------   ----------
Net asset value, end of period.....  $ 20.85   $ 20.33   $ 23.16        $ 24.36         $    20.91   $    20.38   $    23.20
                                     =======   =======   =======        =======         ==========   ==========   ==========
Total Return(1)....................     8.09%    (0.76)%   11.60%          4.51%(3)           8.20%       (0.68)%      11.71%
Ratios/Supplemental Data:
 Net assets, end of period
   (000's).........................  $21,162   $18,295   $12,500        $25,302         $1,799,929   $1,998,447   $3,046,510
 Net expenses to average daily net
   assets..........................     0.76%     0.76%     0.76%          0.80%(4,6)         0.69%        0.69%        0.69%
 Net investment income to average
   daily net assets................     1.84%     1.71%     2.14%          0.98%(6)           2.09%        1.84%        2.19%
 Portfolio turnover rate...........       53%       60%       68%            97%                53%          60%          68%
 Fees and expenses voluntarily
   waived or borne by the Manager
   consisted of the following per
   share amounts...................  $  0.02   $  0.06   $  0.07        $  0.05         $     0.02   $     0.06   $     0.07

                                        CLASS III SHARES
                                     -----------------------

                                       YEAR ENDED FEBRUARY
                                             28/29,
                                     -----------------------
                                        1997         1996
                                     ----------   ----------
Net asset value, beginning of
 period............................  $    24.62   $    22.32
                                     ----------   ----------
Income (loss) from investment
 operations:
 Net investment income.............        0.59         0.36
 Net realized and unrealized gain
   (loss)..........................        1.02         3.09
                                     ----------   ----------
   Total from investment
    operations.....................        1.61         3.45
                                     ----------   ----------
Less distributions to shareholders:
 From net investment income........       (0.33)       (0.39)
 In excess of net investment
   income..........................          --           --
 From net realized gains...........       (1.53)       (0.76)
                                     ----------   ----------
   Total distributions.............       (1.86)       (1.15)
                                     ----------   ----------
Net asset value, end of period.....  $    24.37   $    24.62
                                     ==========   ==========
Total Return(1)....................        6.72%       15.72%
Ratios/Supplemental Data:
 Net assets, end of period
   (000's).........................  $4,232,937   $4,538,036
 Net expenses to average daily net
   assets..........................        0.71%(5)       0.71%(5)
 Net investment income to average
   daily net assets................        2.34%        1.93%
 Portfolio turnover rate...........          97%          14%
 Fees and expenses voluntarily
   waived or borne by the Manager
   consisted of the following per
   share amounts...................  $     0.06   $     0.03



(1) Calculation excludes purchase premiums. Total returns would be lower had certain expenses not been waived during the periods shown.


(2) Computed using average shares outstanding throughout the period.


(3) Not annualized.


(4) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximate .04% of average daily net assets.


(5) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximate .02% of average daily net assets.


(6) Annualized.


CURRENCY HEDGED INTERNATIONAL CORE FUND

                                                            CLASS III SHARES                           CLASS IV SHARES
                                      ------------------------------------------------------------   -------------------
                                                                                   PERIOD FROM
                                                    YEAR ENDED                    JUNE 30, 1995          YEAR ENDED
                                                  FEBRUARY 28/29,                (COMMENCEMENT OF      FEBRUARY 28/29,
                                      ---------------------------------------     OPERATIONS) TO     -------------------
                                       2000      1999       1998       1997     FEBRUARY 29, 1996     2000        1999
                                      -------   -------   --------   --------   -----------------    -------    --------
Net asset value, beginning of
 period............................   $  9.28   $ 11.92   $  12.68   $  11.54        $  10.00        $  9.27    $  11.92
                                      -------   -------   --------   --------        --------        -------    --------
Income from investment operations:
 Net investment income.............      0.23(2)    0.23(2)     0.27(2)     0.22          0.23          0.29(2)     0.24(2)
 Net realized and unrealized gain
   (loss)..........................      1.26     (0.36)(3)     1.72     1.63            1.44           1.21       (0.36)(3)
                                      -------   -------   --------   --------        --------        -------    --------
   Total from investment
    operations.....................      1.49     (0.13)      1.99       1.85            1.67           1.50       (0.12)
                                      -------   -------   --------   --------        --------        -------    --------
Less distributions to shareholders:
 From net investment income........     (0.33)    (0.08)     (0.27)     (0.28)          (0.06)         (0.34)      (0.09)
 In excess of net investment
   income..........................     (0.09)    (0.21)        --         --        --                (0.09)      (0.22)
 From net realized gains...........     (0.31)    (2.22)     (2.48)     (0.43)          (0.07)         (0.31)      (2.22)
                                      -------   -------   --------   --------        --------        -------    --------
   Total distributions.............     (0.73)    (2.51)     (2.75)     (0.71)          (0.13)         (0.74)      (2.53)
                                      -------   -------   --------   --------        --------        -------    --------
Net asset value, end of period.....   $ 10.04   $  9.28   $  11.92   $  12.68        $  11.54        $ 10.03    $   9.27
                                      =======   =======   ========   ========        ========        =======    ========
Total Return(1)....................     15.86%    (1.84)%    17.98%     16.55%          16.66%(4)      15.94%      (1.79)%
Ratios/Supplemental Data:
 Net assets, end of period
   (000's).........................   $75,054   $97,450   $207,653   $581,099        $407,227        $52,526    $108,956
 Net expenses to average daily net
   assets..........................      0.69%     0.69%      0.69%      0.72%(5)          0.69%(6)     0.63%       0.63%
 Net investment income to average
   daily net assets................      2.25%     2.07%      2.15%      2.25%           1.89%(6)       2.81%       2.17%
 Portfolio turnover rate...........        68%       68%        96%        84%              7%            68%         68%
 Fees and expenses voluntarily
   waived or borne by the Manager
   consisted of the following per
   share amounts...................   $  0.03   $  0.05   $   0.05   $   0.04        $   0.05        $  0.03    $   0.05

                                      CLASS IV SHARES
                                     -----------------
                                        PERIOD FROM
                                      JANUARY 9, 1998
                                     (COMMENCEMENT OF
                                      OPERATIONS) TO
                                     FEBRUARY 28, 1998
                                     -----------------
Net asset value, beginning of
 period............................      $  10.87
                                         --------
Income from investment operations:
 Net investment income.............          0.01(2)
 Net realized and unrealized gain
   (loss)..........................          1.04
                                         --------
   Total from investment
    operations.....................          1.05
                                         --------
Less distributions to shareholders:
 From net investment income........            --
 In excess of net investment
   income..........................            --
 From net realized gains...........            --
                                         --------
   Total distributions.............            --
                                         --------
Net asset value, end of period.....      $  11.92
                                         ========
Total Return(1)....................          9.66%(4)
Ratios/Supplemental Data:
 Net assets, end of period
   (000's).........................      $362,829
 Net expenses to average daily net
   assets..........................          0.63%(6)
 Net investment income to average
   daily net assets................          0.72%(6)
 Portfolio turnover rate...........            96%
 Fees and expenses voluntarily
   waived or borne by the Manager
   consisted of the following per
   share amounts...................      $   0.01



(1) Calculation excludes purchase premiums. Total returns would be lower had certain expenses not been waived during the periods shown.


(2) Computed using average shares outstanding throughout the period.


(3) The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments for the year ended February 28, 1999 due to timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.


(4) Not annualized.


(5) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximate .03% of average daily net assets.


(6) Annualized.

                        CLASS IV SHARES
         ---------------------------------------------
                                        PERIOD FROM
               YEAR ENDED             JANUARY 9, 1998
            FEBRUARY 28/29,          (COMMENCEMENT OF
         ----------------------       OPERATIONS) TO
           2000          1999        FEBRUARY 28, 1998
         --------      --------      -----------------
         $  20.37      $  23.19          $  20.61
         --------      --------          --------
             0.55(2)       0.42(2)           0.02(2)
             1.21         (0.46)             2.56
         --------      --------          --------
             1.76         (0.04)             2.58
         --------      --------          --------
            (0.57)        (0.25)               --
            --            (0.25)               --
            (0.66)        (2.28)               --
         --------      --------          --------
            (1.23)        (2.78)               --
         --------      --------          --------
         $  20.90      $  20.37          $  23.19
         ========      ========          ========
             8.18%        (0.60)%           12.52%(3)
         $291,894      $567,219          $682,952
             0.63%         0.63%             0.63%(6)
             2.47%         1.85%             0.68%(6)
               53%           60%               68%
         $   0.02      $   0.06          $   0.01

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)
FOREIGN FUND*

                                                        CLASS II SHARES                            CLASS III SHARES
                                        ------------------------------------------------   --------------------------------
                                                                         PERIOD FROM
                                                                      SEPTEMBER 30, 1996
                                        YEAR ENDED FEBRUARY 28/29,     (COMMENCEMENT OF       YEAR ENDED FEBRUARY 28/29,
                                        ---------------------------     OPERATIONS) TO     --------------------------------
                                         2000      1999      1998     FEBRUARY 28, 1997       2000        1999       1998
                                        -------   -------   -------   ------------------   ----------   --------   --------
Net asset value, beginning of
  period..............................    11.79   $ 12.09   $ 10.65        $ 10.02         $    11.81   $  12.10   $  10.66
                                        -------   -------   -------        -------         ----------   --------   --------
Income from investment operations:
  Net investment income...............     0.17(2)    0.20(2)    0.18(2)         0.06            0.20(2)     0.20(2)     0.21(2)
  Net realized and unrealized gain
    (loss)............................     2.89     (0.14)     1.48           0.65               2.86      (0.12)      1.45
                                        -------   -------   -------        -------         ----------   --------   --------
    Total from investment
      operations......................     3.06      0.06      1.66           0.71               3.06       0.08       1.66
                                        -------   -------   -------        -------         ----------   --------   --------
Less distributions to shareholders:
  From net investment income..........    (0.21)    (0.25)    (0.22)         (0.08)             (0.21)     (0.26)     (0.22)
  From net realized gains.............    (1.50)    (0.11)    (0.00)(3)      --                 (1.50)     (0.11)     (0.00)(3)
                                        -------   -------   -------        -------         ----------   --------   --------
    Total distributions...............    (1.71)    (0.36)    (0.22)         (0.08)             (1.71)     (0.37)     (0.22)
                                        -------   -------   -------        -------         ----------   --------   --------
Net asset value, end of period........  $ 13.14   $ 11.79   $ 12.09        $ 10.65         $    13.16   $  11.81   $  12.10
                                        =======   =======   =======        =======         ==========   ========   ========
Total Return(1).......................    25.63%     0.36%    15.94%          7.08%(4)          25.65%      0.48%     15.95%
Ratios/Supplemental Data:
  Net assets, end of period (000's)...  $60,278   $33,780   $53,949        $21,957         $1,022,498   $927,108   $847,427
  Net expenses to average daily net
    assets............................     0.82%     0.82%     0.82%          0.84%(5,6)         0.75%      0.75%      0.75%
  Net investment income to average
    daily net assets..................     1.28%     1.64%     1.60%          0.83%(5)           1.48%      1.60%      1.80%
  Portfolio turnover rate.............       35%       27%       19%            13%                35%        27%        19%
  Fees and expenses voluntarily waived
    or borne by the Manager consisted
    of the following per share
    amounts...........................  $  0.01   $  0.03   $  0.03        $  0.02         $     0.01   $   0.03   $   0.03

                                        CLASS III SHARES
                                        -----------------
                                           PERIOD FROM
                                          JUNE 28, 1996
                                        (COMMENCEMENT OF
                                         OPERATIONS) TO
                                        FEBRUARY 28, 1997
                                        -----------------
Net asset value, beginning of
  period..............................      $  10.00
                                            --------
Income from investment operations:
  Net investment income...............          0.08
  Net realized and unrealized gain
    (loss)............................          0.66
                                            --------
    Total from investment
      operations......................          0.74
                                            --------
Less distributions to shareholders:
  From net investment income..........         (0.08)
  From net realized gains.............            --
                                            --------
    Total distributions...............         (0.08)
                                            --------
Net asset value, end of period........      $  10.66
                                            ========
Total Return(1).......................          7.37%(4)
Ratios/Supplemental Data:
  Net assets, end of period (000's)...      $671,829
  Net expenses to average daily net
    assets............................          0.76%(5,7)
  Net investment income to average
    daily net assets..................          1.24%(5)
  Portfolio turnover rate.............            13%
  Fees and expenses voluntarily waived
    or borne by the Manager consisted
    of the following per share
    amounts...........................      $   0.02



(1) Total returns would be lower had certain expenses not been waived during the periods shown.
(2) Computed using average shares outstanding throughout the period.
(3)  The per share realized gain distribution was $0.004.
(4)  Not annualized.
(5)  Annualized.
(6) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximate .02% of average daily net assets.
(7) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximate .01%.
(8)  Net investment income earned was less than $.01 per share.
     Computed using average shares outstanding throughout the period.
(9) Fees or expenses voluntarily waived or borne by the manager were less than $.01 per share.
(a)  The fiscal year end of the GMO Pool was June 30.
(b) Expenses for the GMO Pool were paid directly by its unitholders.
(c) Net of annual total GMO Pool expenses of 0.83% paid directly by unitholders.
  * The GMO Foreign Fund (the "Foreign Fund") commenced operations on June 28, 1996 subsequent to a transaction involving, in essence, the reorganization of the GMO
     International Equities Pool of The Common Fund for Nonprofit
     Organizations (the "GMO Pool") as the Foreign Fund.
 **  All information relating to the time periods prior to June
     28, 1996 relates to the GMO Pool. Total return figures are based on historical earnings but past performance data is not necessarily indicative of future performance of the Foreign Fund. The per unit information for the GMO Pool has been restated to conform to the Foreign Fund's initial net asset value of $10.00 per share on such date. The GMO Pool was not a registered investment company as it was exempt from registration under the 1940 Act and therefore was not subject to certain investment restrictions imposed by the 1940 Act. If the GMO Pool had been registered under the 1940
     Act, its performance may have been adversely affected. The
     GMO Pool's performance information is also presented as the performance of the Foreign Fund for periods prior to June
     28, 1996 by including the total return of the GMO Pool; such information does not constitute the financial highlights of the Foreign Fund.



The information relating to the periods ended February 28/29, 1997, 1998, 1999 and 2000 should be read in conjunction with the financial statements and related notes which are included in the Foreign Fund's Annual Report, and which are incorporated by reference in the Trust's Statement of Additional Information. The GMO Pool had only one class of outstanding units. Expenses charged to GMO Pool unitholders were fixed at a level above that of the Foreign Fund's Class II and Class III Shares.

                                                                              GMO POOL
                                                                     PERFORMANCE INFORMATION**
                          CLASS IV SHARES                                   (UNAUDITED)
       ------------------------------------------------------        --------------------------
                                               PERIOD FROM
                                             JANUARY 9, 1998
         YEAR ENDED                         (COMMENCEMENT OF           YEAR ENDED JUNE 30,(a)
       FEBRUARY 28/29,    YEAR ENDED         OPERATIONS) TO          --------------------------
            2000       FEBRUARY 28, 1999    FEBRUARY 28, 1998          1996             1995
       --------------- -----------------    -----------------        ---------        ---------
          $  11.81         $  12.11             $  10.90              $ 8.90           $ 8.52
          --------         --------             --------              ------           ------
              0.21(2)          0.22(2)           --     (8)             0.27(b)          0.27(b)
              2.86            (0.15)                1.21                1.07             0.37
          --------         --------             --------              ------           ------
              3.07             0.07                 1.21                1.34             0.64
          --------         --------             --------              ------           ------
             (0.22)           (0.26)             --                    (0.24)           (0.26)
             (1.50)           (0.11)             --                    --               --
          --------         --------             --------              ------           ------
             (1.72)           (0.37)             --                    (0.24)           (0.26)
          --------         --------             --------              ------           ------
          $  13.16         $  11.81             $  12.11              $10.00           $ 8.90
          ========         ========             ========              ======           ======
             25.74%            0.53%               11.10%(4)           14.25%(c)         6.82%(c)
          $141,175         $130,760             $219,785                 N/A              N/A
              0.69%            0.69%                0.69%(5)             N/A              N/A
              1.55%            1.81%                0.26%(5)             N/A              N/A
                35%              27%                  19%                N/A              N/A
          $   0.01         $   0.03             $--     (9)              N/A              N/A

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)

INTERNATIONAL SMALL COMPANIES FUND


                                                                                  CLASS III SHARES
                                                              --------------------------------------------------------
                                                                             YEAR ENDED FEBRUARY 28/29,
                                                              --------------------------------------------------------
                                                                2000        1999        1998        1997        1996
                                                                ----        ----        ----        ----        ----
Net asset value, beginning of period........................  $  11.02    $  12.22    $  13.46    $  12.95    $  11.95
                                                              --------    --------    --------    --------    --------
Income (loss) from investment operations:
  Net investment income.....................................      0.25        0.55        0.27        0.23        0.18
  Net realized and unrealized gain (loss)...................      0.83       (1.15)       0.42        0.55        1.16
                                                              --------    --------    --------    --------    --------
    Total from investment operations........................      1.08       (0.60)       0.69        0.78        1.34
                                                              --------    --------    --------    --------    --------
Less distributions to shareholders:
  From net investment income................................     (0.15)      (0.21)      (0.26)      (0.07)      (0.17)
  In excess of net investment income........................     --          --          --          --          (0.02)
  From net realized gains...................................     (0.41)      (0.39)      (1.67)      (0.20)      (0.15)
  In excess of net realized gains...........................     --          --          --          --          --
                                                              --------    --------    --------    --------    --------
    Total distributions.....................................     (0.56)      (0.60)      (1.93)      (0.27)      (0.34)
                                                              --------    --------    --------    --------    --------
Net asset value, end of period..............................  $  11.54    $  11.02    $  12.22    $  13.46    $  12.95
                                                              ========    ========    ========    ========    ========
Total Return(1).............................................      9.62%      (5.06)%      6.92%       5.99%      11.43%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................  $173,362    $158,142    $234,155    $235,653    $218,964
  Net expenses to average daily net assets..................      0.75%       0.75%       0.75%       0.76%(2)     0.76%(2)
  Net investment income to average daily net assets.........      2.19%       1.67%       1.93%       1.75%       1.84%
  Portfolio turnover rate...................................        55%          8%         79%         13%         13%
  Fees and expenses voluntarily waived or borne by the
    Manager consisted of the following per share amounts....  $   0.03    $   0.27    $   0.12    $   0.10    $   0.07



(1) Calculation excludes purchase premiums and redemption fees. Total returns would be lower had certain expenses not been waived during the periods shown.

(2) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximate .01% of average daily net assets.

JAPAN FUND


                                                                                  CLASS III SHARES
                                                              --------------------------------------------------------
                                                                             YEAR ENDED FEBRUARY 28/29,
                                                              --------------------------------------------------------
                                                                2000        1999        1998        1997        1996
                                                                ----        ----        ----        ----        ----
Net asset value, beginning of period........................  $   6.20    $   6.36    $   7.02    $   8.52    $   9.12
                                                              --------    --------    --------    --------    --------
Income (loss) from investment operations:
                                                                  0.07(2,3
  Net investment income (loss)..............................          )       0.01        0.01       --(2)       (0.01)(2)
  Net realized and unrealized gain (loss)...................      1.92       (0.17)      (0.67)      (1.50)       0.79
                                                              --------    --------    --------    --------    --------
    Total from investment operations........................      1.99       (0.16)      (0.66)      (1.50)       0.78
                                                              --------    --------    --------    --------    --------
Less distributions to shareholders:
  From net investment income................................     (0.22)      --          --          --          --
  In excess of net investment income........................     (0.18)      --          --          (0.00)      --
  From net realized gains...................................     --          --          --          --          (1.38)
                                                              --------    --------    --------    --------    --------
    Total distributions.....................................     (0.40)      --          --          (0.00)      (1.38)
                                                              --------    --------    --------    --------    --------
Net asset value, end of period..............................  $   7.79    $   6.20    $   6.36    $   7.02    $   8.52
                                                              ========    ========    ========    ========    ========
Total Return(1).............................................     31.54%      (2.52)%     (9.40)%    (17.69)%      8.29%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................  $ 13,768    $128,389    $149,152    $218,797    $126,107
  Net expenses to average daily net assets..................      0.69%       0.69%       0.69%       0.70%(4)     0.92%
  Net investment income (loss) to average daily net
    assets..................................................      0.89%(3)     0.25%      0.21%       0.01%      (0.13)%
  Portfolio turnover rate...................................        56%        102%        128%          4%         23%
  Fees and expenses voluntarily waived or borne by the
    Manager consisted of the following per share amounts....  $   0.03    $   0.02    $   0.02    $   0.03    $   0.01



(1) Calculation excludes purchase premiums and redemption fees. Total returns would be lower had certain expenses not been waived during the periods shown.


(2) Based on average month-end shares outstanding.


(3) Net investment income is affected by the timing of dividends earned and purchases and redemptions of Fund shares.


(4) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximate .01% of average daily net assets.

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)

EMERGING MARKETS FUND


                                                   CLASS III SHARES                                   CLASS IV SHARES
                               --------------------------------------------------------   ---------------------------------------
                                                                                                                   PERIOD FROM
                                                                                          YEAR ENDED FEBRUARY    JANUARY 9, 1998
                                              YEAR ENDED FEBRUARY 28/29,                        28/29,          (COMMENCEMENT OF
                               --------------------------------------------------------   -------------------    OPERATIONS) TO
                                 2000       1999        1998         1997        1996       2000       1999     FEBRUARY 28, 1998
                               --------   --------   ----------   ----------   --------   --------   --------   -----------------
Net asset value, beginning of
 period......................  $   6.31   $   9.56   $    12.49   $    10.54   $   9.52   $   6.31   $   9.56       $   8.62
                               --------   --------   ----------   ----------   --------   --------   --------       --------
Income (loss) from investment
 operations:
 Net investment income.......      0.13(2)     0.25        0.16(2)       0.13      0.10       0.13(2)     0.28          0.01(2)
 Net realized and unrealized
   gain (loss)...............      4.77      (3.19)       (1.76)        1.96       1.06       4.77      (3.21)          0.93
                               --------   --------   ----------   ----------   --------   --------   --------       --------
   Total from investment
     operations..............      4.90      (2.94)       (1.60)        2.09       1.16       4.90      (2.93)          0.94
                               --------   --------   ----------   ----------   --------   --------   --------       --------
Less distributions to
 shareholders from:
 Net investment income.......     (0.03)     (0.19)       (0.25)       (0.14)     (0.01)     (0.03)     (0.20)       --
 In excess of net investment
   income....................     (0.02)                                                     (0.02)
 Net realized gains..........     --         (0.12)       (0.71)      --          (0.13)     --         (0.12)       --
 In excess of net realized
   gains.....................     --         (0.00)(3)      (0.37)     --         --         --         (0.00)(3)      --
                               --------   --------   ----------   ----------   --------   --------   --------       --------
   Total distributions.......     (0.05)     (0.31)       (1.33)       (0.14)     (0.14)     (0.05)     (0.32)       --
                               --------   --------   ----------   ----------   --------   --------   --------       --------
Net asset value, end of
 period......................  $  11.16   $   6.31   $     9.56   $    12.49   $  10.54   $  11.16   $   6.31       $   9.56
                               ========   ========   ==========   ==========   ========   ========   ========       ========
Total Return(1)..............     77.43%    (30.96)%     (12.94)%      19.98%     12.24%     77.76%    (31.01)%        10.90%(4)
Ratios/Supplemental Data:
 Net assets, end of period
   (000's)...................  $727,197   $524,741   $  913,615   $1,725,651   $907,180   $480,208   $261,187       $672,020
 Net expenses to average
   daily net assets..........      1.18%      1.16%        1.24%(5)       1.24%(5)     1.35%     1.13%     1.12%         1.22%(6,7)
 Net investment income to
   average daily net
   assets....................      1.41%      2.75%        1.30%        1.40%      1.31%      1.45%      2.87%          0.65%(6)
 Portfolio turnover rate.....        73%        76%          88%          41%        35%        73%        76%            88%
Fees and expenses voluntarily
 waived or borne by the
 Manager consisted of the
 following per share
 amounts.....................  $   0.00(8) $   0.02  $     0.03   $     0.02   $     --(8) $   0.00(8) $   0.02     $     --(8)



 (1) Calculation excludes purchase premiums and redemption fees. Total returns would be lower had certain expenses not been waived during the periods shown.


 (2) Computed using average shares outstanding throughout the period.


 (3) The distribution in excess of net realized gains was $0.0005.


 (4) Not annualized.


 (5) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximate .06% and .035% of average daily net assets for the years ended February 28, 1997 and 1998, respectively.


 (6) Annualized.


 (7) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximate .04% of average daily net assets.


 (8) Fees and expenses voluntarily waived or borne by the Manager were less than $.01 per share.


EVOLVING COUNTRIES FUND


                                                                                   CLASS III SHARES
                                                                 -----------------------------------------------------
                                                                 YEAR ENDED FEBRUARY
                                                                        28/29,            PERIOD FROM AUGUST 29, 1997
                                                                 --------------------     (COMMENCEMENT OF OPERATIONS)
                                                                  2000         1999           TO FEBRUARY 28, 1998
                                                                 -------      -------     ----------------------------
Net asset value, beginning of period........................     $  5.74      $  8.61               $ 10.00
                                                                 -------      -------               -------
Income from investment operations:
 Net investment income......................................        0.05         0.23                  0.03(2)
 Net realized and unrealized loss...........................        5.63        (2.94)                (1.42)
                                                                 -------      -------               -------
   Total from investment operations.........................        5.68        (2.71)                (1.39)
                                                                 -------      -------               -------
Less distributions to shareholders:
 From net investment income.................................       --           (0.16)                   --
 From net realized gains....................................       (0.01)
                                                                 -------      -------               -------
   Total distributions......................................       (0.01)       (0.16)                   --
                                                                 -------      -------               -------
Net asset value, end of period..............................     $ 11.41      $  5.74               $  8.61
                                                                 =======      =======               =======
Total Return(1).............................................       98.96%      (31.60)%              (13.90)%(3)
Ratios/Supplemental Data:
 Net assets, end of period (000's)..........................     $65,191      $31,718               $39,698
 Net expenses to average daily net assets...................        1.28%        1.27%                 1.65%(4,5)
 Net investment income to average daily net assets..........        0.54%        3.65%                 0.78%(4)
 Portfolio turnover rate....................................         157%         158%                   56%
 Fees and expenses voluntarily waived or borne by the
   Manager consisted of the following per share amounts.....     $  0.01      $  0.02               $  0.03



(1) Calculation excludes purchase premiums and redemption fees. Total returns would be lower had certain expenses not been waived during the periods shown.


(2) Computed using average shares outstanding throughout the period.


(3) Not annualized.


(4) Annualized.


(5) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximate .16% of average daily net assets.

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)

ASIA FUND


                                                                                  CLASS III SHARES
                                                              --------------------------------------------------------
                                                                    YEAR ENDED
                                                                  FEBRUARY 28/29,        PERIOD FROM FEBRUARY 18, 1998
                                                              -----------------------    (COMMENCEMENT OF OPERATIONS)
                                                                2000           1999          TO FEBRUARY 28, 1998
                                                              --------        -------    -----------------------------
Net asset value, beginning of period........................  $   7.67        $ 10.44               $ 10.00
                                                              --------        -------               -------
Income (loss) from investment operations:
  Net investment income.....................................      0.03           0.08(2)               0.01(2)
  Net realized and unrealized gain (loss)...................      5.01          (2.69)                 0.43
                                                              --------        -------               -------
    Total from investment operations........................      5.04          (2.61)                 0.44
                                                              --------        -------               -------
Less distributions to shareholders from:
  Net investment income.....................................     (0.02)         (0.08)                   --
  In excess of net investment income........................     --             (0.08)                   --
  Net realized gains........................................     (0.34)            --                    --
                                                              --------        -------               -------
    Total Distributions.....................................     (0.36)         (0.16)                   --
                                                              --------        -------               -------
Net asset value, end of period..............................  $  12.35        $  7.67               $ 10.44
                                                              ========        =======               =======
Total Return(1).............................................     65.57%        (25.03)%                4.40%(3)
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................  $119,218        $77,404               $40,161
  Net expenses to average daily net assets..................      1.25%          1.26%                 2.52%(4)
  Net investment income to average daily net assets.........      0.22%          1.04%                 2.86%(4)
  Portfolio turnover rate...................................       121%            61%                    1%
  Fees and expenses voluntarily waived or borne by the
    Manager consisted of the following per share amounts....      0.01        $  0.02               $  0.01



(1) Calculation excludes purchase premiums and redemption fees. Total returns would be lower had certain expenses not been waived during the periods shown.


(2) Computed using average shares outstanding throughout the period.


(3) Not annualized.


(4) Annualized.

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)

FIXED INCOME FUNDS
-----------------------------


DOMESTIC BOND FUND

                                                                                  CLASS III SHARES
                                                              --------------------------------------------------------
                                                                             YEAR ENDED FEBRUARY 28/29,
                                                              --------------------------------------------------------
                                                                2000        1999        1998        1997        1996
                                                              --------    --------    --------    --------    --------
Net asset value, beginning of period........................  $   9.65    $  10.26    $  10.18    $  10.40    $  10.13
                                                              --------    --------    --------    --------    --------
Income from investment operations:
  Net investment income.....................................      0.60        0.68        0.67        0.58        0.66
  Net realized and unrealized gain (loss)...................     (0.42)      (0.15)       0.38       (0.09)       0.58
                                                              --------    --------    --------    --------    --------
    Total from investment operations........................      0.18        0.53        1.05        0.49        1.24
                                                              --------    --------    --------    --------    --------
Less distributions to shareholders:
  From net investment income................................     (0.58)      (0.68)      (0.70)      (0.60)      (0.60)
  From net realized gains...................................     (0.02)      (0.21)      (0.27)      (0.08)      (0.37)
  In excess of net realized gains...........................        --(2)    (0.25)         --       (0.03)         --
                                                              --------    --------    --------    --------    --------
    Total distributions.....................................     (0.60)      (1.14)      (0.97)      (0.71)      (0.97)
                                                              --------    --------    --------    --------    --------
Net asset value, end of period..............................  $   9.23    $   9.65    $  10.26    $  10.18    $  10.40
                                                              ========    ========    ========    ========    ========
Total Return(1).............................................      2.03%       5.03%      10.71%       4.93%      12.50%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................  $164,457    $175,071    $431,410    $570,862    $310,949
  Net operating expenses to average daily net assets........      0.25%       0.25%       0.25%       0.25%       0.25%
  Interest expense to average daily net assets..............      0.19%       0.02%         --          --          --
  Total net expenses to average daily net assets............      0.44%(3)     0.27%(3)     0.25%     0.25%       0.25%
  Net investment income to average daily net assets.........      5.85%       6.21%       6.14%       6.15%       6.52%
  Portfolio turnover rate...................................        20%         17%         59%         25%         70%
  Fees and expenses voluntarily waived or borne by the
    Manager consisted of the following per share amounts....        --(4) $   0.02    $   0.02    $   0.02    $   0.01



(1) Total returns would be lower had certain expenses not been waived during the periods shown.


(2) The per share distribution in excess of net realized gains was less than $0.001.


(3) Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund's net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.


(4) Fees and expenses waived or borne by the Manager were less than $0.01 per share.

                                FINANCIAL HIGHLIGHTS
                  (For a Share outstanding throughout each period)

 U.S. BOND/GLOBAL ALPHA A FUND


                                                                                 CLASS III SHARES
                                                              -------------------------------------------------------
                                                                     YEAR ENDED
                                                                  FEBRUARY 28/29,         PERIOD FROM APRIL 30, 1997
                                                              ------------------------   (COMMENCEMENT OF OPERATIONS)
                                                                2000            1999         TO FEBRUARY 28, 1998
                                                              --------        --------   ----------------------------
Net asset value, beginning of period........................  $  10.23        $  10.60             $  10.00
                                                              --------        --------             --------
Income from investment operations:
 Net investment income......................................      0.62(2)         0.64(2)               0.55(2)
 Net realized and unrealized gain (loss)....................     (0.40)          (0.58)                0.66
                                                              --------        --------             --------
   Total from investment operations.........................      0.22            0.06                 1.21
                                                              --------        --------             --------
Less distributions to shareholders:
 From net investment income.................................     (0.70)          (0.12)               (0.27)
 From net realized gains....................................     (0.11)          (0.31)               (0.34)
                                                              --------        --------             --------
   Total distributions......................................     (0.81)          (0.43)               (0.61)
                                                              --------        --------             --------
Net asset value, end of period..............................  $   9.64        $  10.23             $  10.60
                                                              ========        ========             ========
Total Return(1).............................................      2.26%           0.44%               12.16%(3)
Ratios/Supplemental Data:
 Net assets, end of period (000's)..........................  $120,276        $143,703             $228,386
 Net operating expenses to average daily net assets.........      0.40%           0.40%                0.40%(4)
 Interest expense to average daily net assets...............      0.01%             --                   --
 Total net expenses to average daily net assets.............      0.41%(5)          --                   --
 Net investment income to average daily net assets..........      6.19%           5.97%                6.05%(4)
 Portfolio turnover rate....................................        40%            113%                  58%
 Fees and expenses voluntarily waived or borne by the
   Manager consisted of the following per share amounts.....  $   0.01        $   0.03             $   0.02



(1) Calculation excludes purchase premiums. Total returns would be lower had certain expenses not been waived during the periods shown.

(2) Computed using average shares outstanding throughout the period.

(3) Not annualized.


(4) Annualized.


(5) Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund's net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.


U.S. BOND/GLOBAL ALPHA B FUND


                                                                                 CLASS III SHARES
                                                              -------------------------------------------------------
                                                                     YEAR ENDED
                                                                  FEBRUARY 28/29,         PERIOD FROM JULY 29, 1997
                                                              ------------------------   (COMMENCEMENT OF OPERATIONS)
                                                                2000            1999         TO FEBRUARY 28, 1998
                                                              --------        --------   ----------------------------
Net asset value, beginning of period........................  $   7.18        $  10.14             $  10.00
                                                              --------        --------             --------
Income from investment operations:
 Net investment income......................................      0.35(1,3)       0.59(3)               0.35(3)
 Net realized and unrealized gain (loss)....................     (0.34)          (0.19)                0.06
                                                              --------        --------             --------
   Total from investment operations.........................      0.01            0.40                 0.41
                                                              --------        --------             --------
Less distributions to shareholders:
 From net investment income.................................     (0.29)          (2.36)(4)              (0.21)
 In excess of net investment income.........................     --              (0.59)(4)                 --
 From net realized gains....................................     --              (0.18)               (0.06)
 In excess of net realized gains............................     --              (0.23)                  --
                                                              --------        --------             --------
   Total distributions......................................     (0.29)          (3.36)               (0.27)
                                                              --------        --------             --------
Net asset value, end of period..............................  $   6.90        $   7.18             $  10.14
                                                              ========        ========             ========
Total Return(2).............................................      0.27%           3.42%                4.15%(5)
Ratios/Supplemental Data:
 Net assets, end of period (000's)..........................  $158,154        $138,146             $380,605
 Net operating expenses to average daily net assets.........      0.35%           0.35%                0.35%(6)
 Interest expense to average daily net assets...............      0.01%             --                   --
 Total net expenses to average daily net assets.............      0.36%(7)        0.35%                0.35%(6)
 Net investment income to average daily net assets(1).......      4.98%           5.96%                5.88%(6)
 Portfolio turnover rate....................................        94%            134%                  27%
 Fees and expenses voluntarily waived or borne by the
   Manager consisted of the following per share amounts.....  $   0.01        $   0.03             $   0.02



(1) Net investment income is affected by the timing of the declaration of dividends by other Funds of the Trust in which the Fund invests.


(2) Calculation excludes purchase premiums. Total returns would be lower had certain expenses not been waived during the periods shown.


(3) Computed using average shares outstanding throughout the period.


(4) The amount shown for a share outstanding does not correspond with the aggregate distributions to shareholders for the year ended February 28, 1999 due to the timing of purchases and redemptions of Fund shares in relation to the declaration of distributions to shareholders.


(5) Not annualized.


(6) Annualized.


(7) Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund's net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)

INTERNATIONAL BOND FUND


                                                                                      CLASS III SHARES
                                                              ----------------------------------------------------------------
                                                                                 YEAR ENDED FEBRUARY 28/29,
                                                              ----------------------------------------------------------------
                                                                2000          1999          1998          1997          1996
                                                              --------      --------      --------      --------      --------
Net asset value, beginning of period........................  $  10.06      $  10.45      $  10.78      $  10.92      $   9.64
                                                              --------      --------      --------      --------      --------
Income from investment operations:
  Net investment income(1)..................................      0.70          0.71          0.59          0.71          0.62
  Net realized and unrealized gain (loss)...................     (0.99)        (0.42)         0.08          0.65          1.55
                                                              --------      --------      --------      --------      --------
    Total from investment operations........................     (0.29)         0.29          0.67          1.36          2.17
                                                              --------      --------      --------      --------      --------
Less distributions to shareholders:
  From net investment income................................     (0.39)        (0.36)        (0.54)        (0.81)        (0.59)
  In excess of net investment income........................        --         (0.09)           --            --            --
  From net realized gains...................................     (0.19)        (0.23)        (0.10)        (0.54)        (0.30)
  In excess of net realized gains...........................        --            --         (0.36)        (0.15)        --
                                                              --------      --------      --------      --------      --------
    Total distributions.....................................     (0.58)        (0.68)        (1.00)        (1.50)        (0.89)
                                                              --------      --------      --------      --------      --------
Net asset value, end of period..............................  $   9.19      $  10.06      $  10.45      $  10.78      $  10.92
                                                              ========      ========      ========      ========      ========
Total Return(2).............................................     (2.98)%        2.48%         6.32%        12.39%        22.72%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................  $145,373      $181,829      $293,022      $235,783      $193,920
  Net operating expenses to average daily net assets........      0.40%         0.40%         0.40%         0.40%         0.40%
  Interest expense to average daily net assets..............      0.03%           --            --            --            --
  Total net expenses to average daily net assets............      0.43%(3)      0.40%         0.40%         0.40%         0.40%
  Net investment income to average daily net assets(1)......      6.51%         6.45%         6.24%         6.93%         8.17%
  Portfolio turnover rate...................................        39%          106%          105%           95%           99%
  Fees and expenses voluntarily waived or borne by the
    Manager consisted of the following per share amounts....  $   0.01      $   0.03      $   0.02      $   0.02      $   0.01



(1) Net investment income is affected by the timing of the declaration of dividends by other Funds of the Trust in which the Fund invests.


(2) Calculation excludes purchase premiums. Total returns would be lower had certain expenses not been waived during the periods shown.


(3) Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund's net expenses. Income earned on investing proceeds from reverse repurchase is included in interest income.


 CURRENCY HEDGED INTERNATIONAL BOND FUND


                                                                                      CLASS III SHARES
                                                              ----------------------------------------------------------------
                                                                                 YEAR ENDED FEBRUARY 28/29,
                                                              ----------------------------------------------------------------
                                                                2000          1999          1998          1997          1996
                                                              --------      --------      --------      --------      --------
Net asset value, beginning of period........................  $  10.47      $  10.66      $  12.16      $  10.92      $   9.99
                                                              --------      --------      --------      --------      --------
Income from investment operations:
  Net investment income.....................................      0.65(2)       0.74          0.88          0.66          1.05
  Net realized and unrealized gain (loss)...................     (0.17)        (0.39)         0.73          2.07          1.62
                                                              --------      --------      --------      --------      --------
    Total from investment operations........................      0.48          0.35          1.61          2.73          2.67
                                                              --------      --------      --------      --------      --------
Less distributions to shareholders:
  From net investment income................................     (1.11)        (0.16)        (0.88)        (0.60)        (1.04)
  From net realized gains...................................     (0.14)        (0.38)        (2.23)        (0.45)        (0.42)
  In excess of net realized gains...........................        --            --            --         (0.44)        (0.28)
                                                              --------      --------      --------      --------      --------
    Total distributions.....................................     (1.25)        (0.54)        (3.11)        (1.49)        (1.74)
                                                              --------      --------      --------      --------      --------
Net asset value, end of period..............................  $   9.70      $  10.47      $  10.66      $  12.16      $  10.92
                                                              ========      ========      ========      ========      ========
Total Return(1).............................................      4.95%         3.20%        14.44%        25.57%        27.36%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................  $283,340      $323,711      $320,905      $468,979      $236,162
  Net expenses to average daily net assets..................      0.40%         0.40%         0.40%         0.40%         0.40%
  Net investment income to average daily net assets.........      6.51%         6.30%         6.50%         6.86%         8.54%
  Portfolio turnover rate...................................        65%          116%          135%           90%           85%
  Fees and expenses voluntarily waived or borne by the
    Manager consisted of the following per share amounts....  $   0.01      $   0.04      $   0.05      $   0.03      $   0.03



(1) Calculation excludes purchase premiums. Total returns would be lower had certain expenses not been waived during the periods shown.


(2) Computed using average shares outstanding throughout the period.

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)

GLOBAL BOND FUND


                                                                                     CLASS III SHARES
                                                         ------------------------------------------------------------------------
                                                                                                                   PERIOD FROM
                                                                                                                DECEMBER 28, 1995
                                                                      YEAR ENDED FEBRUARY 28,                   (COMMENCEMENT OF
                                                         -------------------------------------------------       OPERATIONS) TO
                                                           2000          1999          1998         1997        FEBRUARY 29, 1996
                                                         --------      --------      --------      -------      -----------------
Net asset value, beginning of period...................  $   9.87      $  10.15      $  10.16      $  9.89           $ 10.00
                                                         --------      --------      --------      -------           -------
Income from investment operations:
 Net investment income.................................      0.51(1)       0.55          0.65(3)      0.61              0.05
 Net realized and unrealized gain (loss)...............     (0.71)        (0.25)         0.36         0.59             (0.16)
                                                         --------      --------      --------      -------           -------
   Total from investment operations....................     (0.20)         0.30          1.01         1.20             (0.11)
                                                         --------      --------      --------      -------           -------
Less distributions to shareholders:
 From net investment income............................     (0.23)        (0.37)        (0.56)       (0.57)               --
 In excess of net investment income....................     (0.03)        (0.09)           --           --                --
 From net realized gains...............................        --         (0.06)        (0.28)       (0.36)               --
 In excess of net realized gains.......................        --         (0.06)        (0.18)          --                --
                                                         --------      --------      --------      -------           -------
   Total distributions.................................     (0.26)        (0.58)        (1.02)       (0.93)               --
                                                         --------      --------      --------      -------           -------
Net asset value, end of period.........................  $   9.41      $   9.87      $  10.15      $ 10.16           $  9.89
                                                         ========      ========      ========      =======           =======
Total Return(2)........................................     (2.07)%        2.69%        10.19%       12.01%            (1.10)%(4)
Ratios/Supplemental Data:
 Net assets, end of period (000's).....................  $182,730      $163,210      $105,052      $70,768           $31,072
 Net operating expenses to average daily net assets....      0.34%         0.34%         0.34%        0.34%             0.34%(5)
 Interest expense to average daily net assets..........      0.16%           --            --           --                --
 Total net expenses to average daily net assets........      0.50%(6)      0.34%         0.34%        0.34%             0.34%(5)
 Net investment income to average daily net
   assets(1)...........................................      5.09%         5.86%         6.21%        6.31%             6.16%(5)
 Portfolio turnover rate...............................       116%           75%          103%          72%                0%
 Fees and expenses voluntarily waived or borne by the
   Manager consisted of the following per share
   amounts.............................................  $   0.01      $   0.03      $   0.04      $  0.04           $  0.01



(1) Net investment income is affected by the timing of the declaration of dividends by other Funds of the Trust in which the Fund invests.


(2)Calculation excludes purchase premiums. Total returns would be lower had certain expenses not been waived during the periods shown.


(3) Computed using average shares outstanding throughout the period.


(4) Not annualized.


(5) Annualized.


(6)Interest expense incurred as a result of entering into repurchase agreements is included in the Fund's net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.


EMERGING COUNTRY DEBT FUND


                                                     CLASS III SHARES                       CLASS IV SHARES
                                   ----------------------------------------------------   -------------------      PERIOD FROM
                                                                                              YEAR ENDED         JANUARY 9, 1998
                                                YEAR ENDED FEBRUARY 28/29,                  FEBRUARY 28/29,     (COMMENCEMENT OF
                                   ----------------------------------------------------   -------------------    OPERATIONS) TO
                                     2000       1999       1998       1997       1996       2000       1999     FEBRUARY 28, 1998
                                   --------   --------   --------   --------   --------   --------   --------   -----------------
Net asset value, beginning of
 period..........................  $   6.89   $  11.64   $  14.09   $  11.76   $   8.39   $   6.90   $  11.63       $  10.99
                                   --------   --------   --------   --------   --------   --------   --------       --------
Income from investment
 operations:
   Net investment income.........      0.84(2)     0.92(2)     1.13(2)     1.48     1.35      0.84(2)     0.91(2)         0.10(2)
   Net realized and unrealized
     gain (loss).................      2.20      (4.41)      1.51       6.40       3.84       2.20      (4.37)          0.54
                                   --------   --------   --------   --------   --------   --------   --------       --------
       Total from investment
         operations..............      3.04      (3.49)      2.64       7.88       5.19       3.04      (3.46)          0.64
                                   --------   --------   --------   --------   --------   --------   --------       --------
Less distributions to
 shareholders:
   From net investment income....     (1.07)     (0.23)     (0.84)     (1.58)     (1.17)     (1.08)     (0.24)            --
   From net realized gains.......     (0.12)     (1.03)     (4.25)     (3.97)     (0.65)     (0.12)     (1.03)            --
   In excess of net realized
     gains.......................        --(3)       --(3)       --       --         --         --(3)       --(3)           --
                                   --------   --------   --------   --------   --------   --------   --------       --------
       Total distributions.......     (1.19)     (1.26)     (5.09)     (5.55)     (1.82)     (1.20)     (1.27)            --
                                   --------   --------   --------   --------   --------   --------   --------       --------
Net asset value, end of period...  $   8.74   $   6.89   $  11.64   $  14.09   $  11.76   $   8.74   $   6.90       $  11.63
                                   ========   ========   ========   ========   ========   ========   ========       ========
Total Return(1)..................     46.81%    (32.94)%    22.27%     74.32%     63.78%     47.00%    (32.82)%         5.82%
Ratios/Supplemental Data:
   Net assets, end of period
     (000's).....................  $378,593   $450,336   $460,387   $555,452   $615,485   $545,869   $323,285       $310,580
   Net expenses to average daily
     net assets..................      0.55%      0.56%      0.53%      0.57%      0.50%      0.50%      0.51%          0.50%(5)
   Net investment income to
     average daily net assets....     10.82%     10.99%      8.62%      8.35%     12.97%     10.87%     10.87%          7.17%(5)
   Portfolio turnover rate.......       123%       272%       255%       152%       158%       123%       272%           255%
   Fees and expenses voluntarily
     waived or borne by the
     Manager consisted of the
     following per share
     amounts.....................        --(4) $   0.02  $   0.03   $   0.03   $   0.02         --(4) $   0.02            --(4)



(1) Calculation excludes purchase premiums and redemption fees. Total returns would be lower had certain expenses not been waived during the periods shown.


(2) Computed using average shares outstanding throughout the period.


(3) The distribution in excess of net realized gains was less than $.001.

(4) Fees and expenses waived or borne by the Manager were less than $0.01 per share.

(5) Annualized.

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)

SHORT-TERM INCOME FUND


                                                                                       CLASS III SHARES
                                                                  -----------------------------------------------------------
                                                                                  YEAR ENDED FEBRUARY 28/29,
                                                                  -----------------------------------------------------------
                                                                   2000         1999         1998         1997         1996
                                                                  -------      -------      -------      -------      -------
Net asset value, beginning of period........................      $  9.63      $  9.81      $  9.78      $  9.77      $  9.56
                                                                  -------      -------      -------      -------      -------
Income from investment operations:
    Net investment income...................................         0.46(1,3)    0.57         0.55         0.47         0.57
    Net realized and unrealized gain (loss).................         0.05        (0.16)        0.03         0.06         0.20
                                                                  -------      -------      -------      -------      -------
        Total from investment operations....................         0.51         0.41         0.58         0.53         0.77
                                                                  -------      -------      -------      -------      -------
Less distributions to shareholders:
    From net investment income..............................        (0.52)       (0.59)       (0.55)       (0.52)       (0.56)
                                                                  -------      -------      -------      -------      -------
        Total distributions.................................        (0.52)       (0.59)       (0.55)       (0.52)       (0.56)
                                                                  -------      -------      -------      -------      -------
Net asset value, end of period..............................      $  9.62      $  9.63      $  9.81      $  9.78      $  9.77
                                                                  =======      =======      =======      =======      =======
Total Return(2).............................................         5.42%        4.29%        6.10%        5.62%        8.32%
Ratios/Supplemental Data:
    Net assets, end of period (000's).......................      $43,491      $53,387      $37,377      $40,937      $11,066
    Net expenses to average daily net assets................         0.20%        0.20%        0.20%        0.20%        0.25%
    Net investment income to average daily net assets(1)....         4.82%        5.50%        5.73%        5.88%        6.49%
    Portfolio turnover rate.................................          178%          76%          50%         287%         139%
    Fees and expenses voluntarily waived or borne by the
      Manager consisted of the following per share
      amounts...............................................      $  0.01      $  0.03      $  0.03      $  0.03      $  0.03



(1) Net investment income is affected by the timing of the declaration of dividends by other Funds of the Trust in which the Fund invests.


(2) Total returns would be lower had certain expenses not been waived during the periods shown.


(3) Computed using average shares outstanding throughout the period.


GLOBAL HEDGED EQUITY FUND


                                                                                     CLASS III SHARES
                                                              ---------------------------------------------------------------
                                                                                YEAR ENDED FEBRUARY 28/29,
                                                              ---------------------------------------------------------------
                                                               2000          1999          1998          1997          1996
                                                              -------      --------      --------      --------      --------
Net asset value, beginning of period........................  $  7.59      $   8.72      $  10.69      $  10.64      $  10.12
                                                              -------      --------      --------      --------      --------
Income (loss) from investment operations:
  Net investment income(1)..................................     0.16          0.17(4)       0.35          0.24          0.21
  Net realized and unrealized gain (loss)...................     0.20         (0.88)        (0.52)         0.01          0.55
                                                              -------      --------      --------      --------      --------
    Total from investment operations........................     0.36         (0.71)        (0.17)         0.25          0.76
                                                              -------      --------      --------      --------      --------
Less distributions to shareholders:
  From net investment income................................    (0.23)        (0.21)        (0.35)        (0.20)        (0.24)
  In excess of net investment income........................    --            (0.21)           --            --            --
  From net realized gains...................................    --               --         (1.05)           --            --
  In excess of net realized gains...........................    --               --         (0.40)           --            --
                                                              -------      --------      --------      --------      --------
    Total distributions.....................................    (0.23)        (0.42)        (1.80)        (0.20)        (0.24)
                                                              -------      --------      --------      --------      --------
Net asset value, end of period..............................  $  7.72      $   7.59      $   8.72      $  10.69      $  10.64
                                                              =======      ========      ========      ========      ========
Total Return(2).............................................     4.74%        (8.13)%       (1.63)%        2.34%         7.54%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................  $46,718      $ 50,671      $170,706      $296,702      $382,934
  Net expenses to average daily net assets(3)...............     0.21%         0.17%         0.58%         0.91%(5)      0.78%
  Net investment income to average daily net assets(1)......     1.89%         1.99%         2.93%         1.99%         2.44%
  Portfolio turnover rate...................................       13%           21%          277%          463%          214%
  Fees and expenses voluntarily waived or borne by the
    Manager consisted of the following per share amounts....  $  0.04      $   0.05      $   0.04      $   0.02      $  0.005



(1) Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests.


(2) Calculation excludes purchase premiums and redemption fees. Total returns would be lower had certain expenses not been waived during the periods shown.


(3) On August 20, 1997, the Fund began to invest a substantial portion of its assets in other funds of GMO Trust and revised its voluntary waiver. Net expenses exclude expenses incurred indirectly through investment in underlying funds.


(4) Computed using average shares outstanding throughout the period.


(5) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximate .02% of average daily net assets.

INFLATION INDEXED BOND FUND


                                                                                 CLASS III SHARES
                                                              ------------------------------------------------------
                                                                    YEAR ENDED
                                                                 FEBRUARY 28/29,         PERIOD FROM MARCH 31, 1997
                                                              ----------------------    (COMMENCEMENT OF OPERATIONS)
                                                               2000           1999          TO FEBRUARY 28, 1998
                                                              -------        -------    ----------------------------
Net asset value, beginning of period........................  $  9.88        $ 10.04              $ 10.00
                                                              -------        -------              -------
Income from investment operations:
  Net investment income.....................................     0.65(2)        0.61                 0.42(2)
  Net realized and unrealized loss..........................    (0.30)         (0.18)               (0.04)
                                                              -------        -------              -------
        Total from investment operations....................     0.35           0.43                 0.38
                                                              -------        -------              -------
Less distributions to shareholders:
  From net investment income................................    (0.51)         (0.59)               (0.30)
  In excess of net investment income........................       --             --                (0.02)
  From net realized gains...................................       --             --                   --(3)
  From tax return of capital................................       --             --                (0.02)
                                                              -------        -------              -------
        Total distributions.................................    (0.51)         (0.59)               (0.34)
                                                              -------        -------              -------
Net asset value, end of period..............................  $  9.72        $  9.88              $ 10.04
                                                              =======        =======              =======
Total Return(1).............................................     3.57%          4.28%                3.77%(4)
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................  $51,951        $25,147              $25,660
  Net operating expenses to average daily net assets........     0.25%          0.25%                0.25%(5)
  Interest expense to average daily net assets..............     0.45%            --                   --
  Total net expenses to average daily net assets............     0.70%(6)       0.25%                0.25%(5)
  Net investment income to average daily net assets.........     6.49%          4.93%                4.48%(5)
  Portfolio turnover rate...................................      112%            94%                   9%
  Fees and expenses voluntarily waived or borne by the
    Manager consisted of the following per share amounts....  $  0.01        $  0.04              $  0.04



(1) Total returns would be lower had certain expenses not been waived during the periods shown.


(2) Computed using average shares outstanding throughout the period.


(3) The per share distributions from net realized gains was $0.002.


(4) Not annualized.


(5) Annualized.


(6) Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund's net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.



EMERGING COUNTRY DEBT SHARE FUND



                                                                             CLASS III SHARES
                                                              -----------------------------------------------
                                                                 YEAR ENDED       PERIOD FROM JULY 20, 1998
                                                                FEBRUARY 29,     (COMMENCEMENT OF OPERATIONS)
                                                                    2000          THROUGH FEBRUARY 28, 1999
                                                              ----------------   ----------------------------
Net asset value, beginning of period........................      $  6.84                  $ 10.00
                                                                  -------                  -------
Income from investment operations:
  Net investment income(1)..................................         1.10                     0.03
  Net realized and unrealized loss..........................         1.97                    (3.16)
                                                                  -------                  -------
        Total from investment operations....................         3.07                    (3.13)
                                                                  -------                  -------
Less distributions to shareholders:
  From net investment income................................        (1.09)                   (0.03)
  In excess of net investment income........................        (0.11)                      --
  From net realized gains...................................        (0.01)                      --
                                                                  -------                  -------
        Total distributions.................................        (1.21)                   (0.03)
                                                                  -------                  -------
Net asset value, end of period..............................      $  8.70                  $  6.84
                                                                  =======                  =======
Total Return(2).............................................        46.71%                  (31.32)%(5)
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................      $86,280                  $41,216
  Net expenses to average daily net assets(3)...............         0.00%                    0.00%(6)
  Net investment income to average daily net assets(1)......        14.22%                    0.64%(6)
  Portfolio turnover rate...................................            0%                       0%
  Fees and expenses voluntarily waived or borne by the
    Manager consisted of the following per share amount:....           --(4)                    --(4)



(1) Recognition of net investment income is affected by the timing of the declaration of dividends by GMO Emerging Country Debt Fund.


(2) Total returns would be lower had certain expenses not been waived during the periods shown.


(3) Net expenses exclude expenses incurred indirectly through investment in underlying fund.


(4) Fees and expenses waived or borne by the Manager were less than $0.01 per share.


(5) Not annualized.


(6) Annualized.

                                FINANCIAL HIGHLIGHTS
                  (For a Share outstanding throughout each period)

 ASSET ALLOCATION FUNDS


 INTERNATIONAL EQUITY ALLOCATION FUND


                                                                               CLASS III SHARES
                                                              --------------------------------------------------
                                                                                                  PERIOD FROM
                                                                                               OCTOBER 11, 1996
                                                               YEAR ENDED FEBRUARY 28/29,      (COMMENCEMENT OF
                                                              -----------------------------     OPERATIONS) TO
                                                               2000       1999       1998      FEBRUARY 28, 1997
                                                              -------    -------    -------    -----------------
Net asset value, beginning of period........................  $  8.28    $ 10.18    $ 10.41         $ 10.00
                                                              -------    -------    -------         -------
Income from investment operations:
  Net investment income(1)..................................     0.22(4)    0.19(4)    0.33(4)         0.10
  Net realized and unrealized gain (loss)...................     1.73      (1.01)      0.31            0.41
                                                              -------    -------    -------         -------
    Total from investment operations........................     1.95      (0.82)      0.64            0.51
                                                              -------    -------    -------         -------
Less distributions to shareholders:
  From net investment income................................    (0.08)     (0.19)     (0.29)          (0.07)
  In excess of net investment income........................       --      (0.31)        --(5)           --
  From net realized gains...................................    (0.28)     (0.58)     (0.58)          (0.03)
                                                              -------    -------    -------         -------
    Total distributions.....................................    (0.36)     (1.08)     (0.87)          (0.10)
                                                              -------    -------    -------         -------
Net asset value, end of period..............................  $  9.87    $  8.28    $ 10.18         $ 10.41
                                                              =======    =======    =======         =======
Total Return(2).............................................    23.58%     (8.77)%     6.73%           5.11%(6)
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................  $76,047    $90,161    $85,876         $30,459
  Net expenses to average daily net assets(3)...............     0.00%      0.00%      0.00%           0.01%(7)
  Net investment income to average daily net assets(1)......     2.24%      2.06%      3.13%           3.60%(7)
  Portfolio turnover rate...................................        8%        36%        16%              0%
  Fees and expenses voluntarily waived or borne by the
    Manager consisted of the following per share amounts....       --(8) $  0.01    $  0.01         $  0.01



(1) Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests.


(2) Calculation excludes purchase premiums and redemption fees. Total return would be lower had certain expenses not been waived during the period shown.


(3) Net expenses exclude expenses incurred indirectly through investment in underlying funds.


(4) Computed using average shares outstanding throughout the period.


(5) The per share distribution in excess of net investment income was $0.001.


(6) Not annualized.


(7) Annualized.


(8) Fees and expenses waived or borne by the Manager were less than $0.01 per share.



WORLD EQUITY ALLOCATION FUND



                                                                               CLASS III SHARES
                                                              --------------------------------------------------
                                                                                                  PERIOD FROM
                                                                                               OCTOBER 22, 1996
                                                               YEAR ENDED FEBRUARY 28/29,      (COMMENCEMENT OF
                                                              -----------------------------     OPERATIONS) TO
                                                               2000       1999       1998      FEBRUARY 28, 1997
                                                              -------    -------    -------    -----------------
Net asset value, beginning of period........................  $  8.52    $ 10.39    $ 10.52         $ 10.07
                                                              -------    -------    -------         -------
Income from investment operations:
  Net investment income(1)..................................     0.20(4)    0.18(4)    0.29(4)         0.11
  Net realized and unrealized gain (loss)...................     1.69      (0.82)      1.03            0.63
                                                              -------    -------    -------         -------
    Total from investment operations........................     1.89      (0.64)      1.32            0.74
                                                              -------    -------    -------         -------
Less distributions to shareholders:
  From net investment income................................    --         (0.18)     (0.28)          (0.11)
  In excess of net investment income........................    --         (0.33)        --(5)           --
  From net realized gains...................................    (1.45)     (0.72)     (1.17)          (0.18)
                                                              -------    -------    -------         -------
    Total distributions.....................................    (1.45)     (1.23)     (1.45)          (0.29)
                                                              -------    -------    -------         -------
Net asset value, end of period..............................  $  8.96    $  8.52    $ 10.39         $ 10.52
                                                              =======    =======    =======         =======
Total Return(2).............................................    22.45%     (6.67)%    13.56%           7.51%(6,7)
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................  $10,834    $29,582    $50,952         $36,746
  Net expenses to average daily net assets(3)...............     0.00%      0.00%      0.00%           0.00%(8)
  Net investment income to average daily net assets(1)......     2.24%      1.91%      2.65%           0.91%(8)
  Portfolio turnover rate...................................       12%        17%        49%             31%
  Fees and expenses voluntarily waived or borne by the
    Manager consisted of the following per share amounts....  $  0.02    $  0.01    $  0.01         $  0.03



(1) Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests.


(2) Calculation excludes purchase premiums and redemption fees. Total return would be lower had certain expenses not been waived during the periods shown.


(3) Net expenses exclude expenses incurred indirectly through investment in underlying funds.


(4) Computed using average shares outstanding throughout the period.


(5) The per share distribution in excess of net investment income was $0.0004.


(6) Not annualized.


(7) The earliest class of shares of this Fund, Class I Shares, commenced operations on June 28, 1996. For the period from June 28, 1996 to February 28, 1997, Class I Shares of this Fund had a Total Return equal to 8.23%. Total operating expenses for Class I shares were 0.13% higher than expected total operating expenses for Class III Shares.


(8) Annualized.

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)


GLOBAL (U.S.+) EQUITY ALLOCATION FUND



                                                                               CLASS III SHARES
                                                              --------------------------------------------------
                                                                                                  PERIOD FROM
                                                                                               NOVEMBER 26, 1996
                                                                YEAR ENDED FEBRUARY 28/29      (COMMENCEMENT OF
                                                              -----------------------------     OPERATIONS) TO
                                                               2000       1999       1998      FEBRUARY 28, 1997
                                                              -------    -------    -------    -----------------
Net asset value, beginning of period........................  $  8.85    $ 10.48    $ 10.30         $ 10.00
                                                              -------    -------    -------         -------
Income from investment operations:
  Net investment income(1)..................................     0.25       0.16(4)    0.26(4)         0.12
  Net realized and unrealized gain (loss)...................     1.45      (0.40)      1.83            0.38
                                                              -------    -------    -------         -------
    Total from investment operations........................     1.70      (0.24)      2.09            0.50
                                                              -------    -------    -------         -------
Less distributions to shareholders:
  From net investment income................................    (0.24)     (0.16)     (0.26)          (0.12)
  In excess of net investment income........................    (0.19)     (0.40)        --(5)           --
  From net realized gains...................................    (0.63)     (0.83)     (1.65)          (0.08)
                                                              -------    -------    -------         -------
    Total distributions.....................................    (1.06)     (1.39)     (1.91)          (0.20)
                                                              -------    -------    -------         -------
Net asset value, end of period..............................  $  9.49    $  8.85    $ 10.48         $ 10.30
                                                              =======    =======    =======         =======
Total Return(2).............................................    19.14%     (2.84)%    21.86%           5.09%(6)
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................  $36,669    $32,474    $45,101         $30,787
  Net expenses to average daily net assets(3)...............     0.00%      0.00%      0.00%           0.00%(7)
  Net investment income to average daily net assets(1)......     2.63%      1.64%      2.39%           3.21%(7)
  Portfolio turnover rate...................................       18%        34%        32%             10%
  Fees and expenses voluntarily waived or borne by the
    Manager consisted of the following per share amounts....  $  0.01    $  0.01    $  0.01         $  0.01



(1) Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests.


(2) Calculation excludes purchase premiums and redemption fees. Total returns would be lower had certain expenses not been waived during the periods shown.


(3) Net expenses exclude expenses incurred indirectly through investment in underlying funds.


(4) Computed using average shares outstanding throughout the period.


(5) The per share distribution in excess of net investment income was $0.0009.


(6) Not annualized.


(7) Annualized.



GLOBAL BALANCED ALLOCATION FUND



                                                                               CLASS III SHARES
                                                              ---------------------------------------------------
                                                                                                   PERIOD FROM
                                                                                                  JUNE 2, 1997
                                                              YEAR ENDED FEBRUARY 28/29,        (COMMENCEMENT OF
                                                              --------------------------         OPERATIONS) TO
                                                                2000             1999           FEBRUARY 28, 1998
                                                              ---------        ---------        -----------------
Net asset value, beginning of period........................  $  10.51         $  11.87             $  11.56
                                                              --------         --------             --------
Income from investment operations:
  Net investment income(1)..................................      0.44             0.31                 0.17(4)
  Net realized and unrealized gain (loss)...................      0.91            (0.54)                1.30
                                                              --------         --------             --------
    Total from investment operations........................      1.35            (0.23)                1.47
                                                              --------         --------             --------
Less distributions to shareholders:
  From net investment income................................     (0.43)           (0.28)               (0.33)
  In excess of net investment income........................        --            (0.29)                  --(5)
  From net realized gains...................................     (0.65)           (0.56)               (0.83)
  In excess of net realized gains...........................        --(6)            --                   --
                                                              --------         --------             --------
    Total distributions.....................................     (1.08)           (1.13)               (1.16)
                                                              --------         --------             --------
Net asset value, end of period..............................  $  10.78         $  10.51             $  11.87
                                                              ========         ========             ========
Total Return(2).............................................     12.77%           (2.27)%              13.31%(7,8)
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................  $119,075         $127,600             $115,280
  Net expenses to average daily net assets(3)...............      0.00%            0.00%                0.00%(9)
  Net investment income to average daily net assets(1)......      4.18%            2.50%                1.91%(9)
  Portfolio turnover rate...................................        26%              10%                  18%
  Fees and expenses voluntarily waived or borne by the
    Manager consisted of the following per share amounts....        --(10)     $   0.01             $   0.01



 (1) Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests.


 (2) Calculation excludes purchase premiums and redemption fees. Total returns would be lower had certain expenses not been waived during the periods shown.


 (3) Net expenses excludes expenses incurred indirectly through investment in underlying funds.


 (4) Computed using average shares outstanding throughout the period.


 (5) The per share distribution in excess of net investment income is $0.001.


 (6) The per share distribution in excess of net realized gains was $0.001.


 (7) Not annualized.


 (8) The earliest class of shares of this Fund, Class I Shares, commenced operations on July 29, 1996. For the period from July 29, 1996 to February 28, 1997, Class I Shares of this Fund had a Total Return equal to 15.85%. For the period from March 1, 1997 to August 31, 1997, Class I Shares of this Fund had a Total Return equal to 8.86%. Total operating expenses for Class I shares were 0.13% higher than expected total operating expenses for Class III Shares.


 (9) Annualized.


(10) Fees and expenses waved or borne by the Manager were less than $0.01 per share.

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)


U.S. SECTOR FUND



                                                                                   CLASS III SHARES
                                                              ----------------------------------------------------------
                                                                              YEAR ENDED FEBRUARY 28/29,
                                                              ----------------------------------------------------------
                                                               2000        1999         1998         1997         1996
                                                              -------     -------     --------     --------     --------
Net asset value, beginning of period........................  $  4.63     $  8.53     $  13.03     $  13.63     $  11.06
                                                              -------     -------     --------     --------     --------
Income from investment operations:
  Net investment income(1)..................................     0.09(4)     0.10(4)      0.29(4)      0.26         0.29
  Net realized and unrealized gain..........................     0.54        0.27         2.61         2.20         3.90
                                                              -------     -------     --------     --------     --------
    Total from investment operations........................     0.63        0.37         2.90         2.46         4.19
                                                              -------     -------     --------     --------     --------
Less distributions to shareholders:
  From net investment income................................    (0.09)      (0.10)       (0.40)       (0.22)       (0.29)
  In excess of net investment income........................    (0.14)      (0.15)       (0.01)       --           --
  From net realized gains...................................    (0.19)      (3.75)       (6.99)       (2.84)       (1.33)
  In excess of net realized gains...........................       --       (0.27)          --           --           --
                                                              -------     -------     --------     --------     --------
    Total distributions.....................................    (0.42)      (4.27)       (7.40)       (3.06)       (1.62)
                                                              -------     -------     --------     --------     --------
Net asset value, end of period..............................  $  4.84     $  4.63     $   8.53     $  13.03     $  13.63
                                                              =======     =======     ========     ========     ========
Total Return(2).............................................    13.35%       3.13%       29.61%       20.88%       38.90%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................  $ 1,602     $16,830     $ 70,823     $226,711     $211,319
  Net expenses to average daily net assets(3)...............     0.00%       0.00%        0.27%        0.48%        0.48%
  Net investment income to average daily net assets(1)......     1.85%       1.51%        2.53%        1.99%        2.27%
  Portfolio turnover rate...................................       22%         16%         150%         104%          84%
  Fees and expenses voluntarily waived or borne by the
    Manager consisted of the following per share amounts....  $  0.03     $  0.04     $   0.04     $   0.02     $   0.01



(1) Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests.


(2) Calculation excludes purchase premiums and redemption fees. Total returns would be lower had certain expenses not been waived during the periods shown.

(3) On August 20, 1997, the Fund began to invest a substantial portion of its assets in other funds of GMO Trust and revised its voluntary expense waiver. Net expenses exclude expenses incurred indirectly through investment in underlying funds.

(4) Computed using average shares outstanding throughout the period.



                      INVESTMENT BY FIXED INCOME FUNDS IN

                              GMO ALPHA LIBOR FUND


     The Fixed Income Funds may each invest without limitation in shares of GMO Alpha LIBOR Fund (the "Alpha LIBOR Fund"). Shares of the Alpha LIBOR Fund are not publicly offered, are not available for direct purchase by investors, and are currently available only to other GMO Funds. The Alpha LIBOR Fund is managed by GMO, and is intended to provide an efficient means for other GMO Funds to achieve exposure to assets that each Fund might otherwise acquire directly.



     The Alpha LIBOR Fund does not pay any investment management or shareholder service fees to GMO. In addition, the Manager has agreed to bear all of the Alpha LIBOR Fund's expenses (excluding brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) to the extent such expenses exceed 0.00% through at least June 30, 2001. The Alpha LIBOR Fund charges a purchase premium of 0.05% on cash purchases of Fund shares.


     The Alpha LIBOR Fund's investment objective is high total return. The Fund seeks to achieve its objective by investing primarily in relatively high quality, low volatility fixed income instruments. The Alpha LIBOR Fund's benchmark is the 3-month London Inter Bank Offer Rate ("LIBOR"). The Alpha LIBOR Fund is a non-diversified investment company.

     The Alpha LIBOR Fund may invest in a wide range of government securities (including securities issued by federal, state, local and foreign governments), corporate debt securities, mortgage-related and asset-backed securities, money market instruments, reverse repurchase agreements, and repurchase agreements. The Alpha LIBOR Fund's fixed income investments may have all types of interest rate, payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent deferred, payment-in-kind, and auction rate features. The Alpha LIBOR Fund will generally have a dollar-weighted portfolio duration of zero to two years (excluding short-term investments). The Alpha LIBOR Fund may invest up to 5% of its total assets in lower rated securities (also called "junk bonds"). The Alpha LIBOR Fund may also use derivative instruments, including options, futures, options on futures and swap contracts.

     The Funds' investments in the Alpha LIBOR Fund will be subject to the risks associated with an investment in fixed income securities and related derivative instruments. The principal risks of an investment in the Alpha LIBOR Fund include Market Risk, Liquidity Risk, Derivatives Risk, Non-Diversification Risk, Leveraging Risk, Credit and Counterparty Risk and Management Risk (as such terms are used in "Summary of Principal Risks" in this Prospectus). As a result, shareholders of each Fund investing in the Alpha LIBOR Fund will be indirectly exposed to these risks, in addition to all risks associated with an investment in the relevant Fund.

                                   GMO TRUST

                             ADDITIONAL INFORMATION


     Each Fund's annual and semi-annual reports to shareholders contain additional information about the Fund's investments. Each Fund's annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The Funds' annual and semi-annual reports, and the Funds' Statement of Additional Information are available free of charge by writing to GMO, 40 Rowes Wharf, Boston, Massachusetts 02110 or by calling collect (617) 346-7646. The Statement contains more detailed information about each Fund and is incorporated by reference into this Prospectus.



     Investors can review and copy the Prospectus, Statement and reports at the SEC's Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are available on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.



                             SHAREHOLDER INQUIRIES


                      Shareholders may request additional

                   information from and direct inquiries to:


                            Shareholder Services at

                    Grantham, Mayo, Van Otterloo & Co. LLC,
                        40 Rowes Wharf, Boston, MA 02110
                         1-617-346-7646 (CALL COLLECT)

                              1-617-439-4192 (FAX)



                                  DISTRIBUTOR



                            Funds Distributor, Inc.


                                60 State Street

                          Boston, Massachusetts 02109

                                        INVESTMENT COMPANY ACT FILE NO. 811-4347

GMO TRUST



                                                     Prospectus



                                                     June 30, 2000




      -  TAX-MANAGED U.S. EQUITIES FUND
      -  TAX-MANAGED INTERNATIONAL EQUITIES FUND
      -  TAX-MANAGED SMALL COMPANIES FUND








                                            -------------------------------
                                            -    GMO TRUST OFFERS A BROAD
                                                 SELECTION OF INVESTMENT
                                                 ALTERNATIVES TO INVESTORS.



                                            -    INFORMATION ABOUT OTHER FUNDS
                                                 OFFERED BY GMO TRUST IS
                                                 CONTAINED IN SEPARATE
                                                 PROSPECTUSES.





GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC
40 ROWES WHARF - BOSTON, MASSACHUSETTS 02110




The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS
SUMMARIES OF FUND OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES.......              1

SUMMARY OF PRINCIPAL RISKS.............................................              5

FEES AND EXPENSES......................................................              8

BENCHMARKS AND INDEXES.................................................              9

MANAGEMENT OF THE TRUST................................................             10

DETERMINATION OF NET ASSET VALUE.......................................             11

HOW TO PURCHASE SHARES.................................................             12

HOW TO REDEEM SHARES...................................................             13

DISTRIBUTIONS AND TAXES................................................             15

FINANCIAL HIGHLIGHTS...................................................             16

ADDITIONAL INFORMATION.................................................    BACK COVER

SHAREHOLDER INQUIRIES..................................................    BACK COVER

DISTRIBUTOR............................................................    BACK COVER

                                  SUMMARIES OF
               FUND OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES


         The following summaries describe each Fund's investment objective and principal investment strategies. Each Fund may make other investments and engage in other investment strategies that are not specifically described in the summaries. More information about each Fund's possible investments and strategies is set forth in the Statement of Additional Information. See the back cover of this Prospectus for information about how to receive the Statement of Additional Information. Unless described as fundamental in this Prospectus or in the Statement of Additional Information, each Fund's investment objective and policies may be changed by the Trustees without shareholder approval.



         In many of the Fund summaries that follow, it is noted that a particular Fund will "invest primarily in" a particular type of securities or other assets. Investors should understand that this Prospectus uses the word "invest" to mean not only direct investment in a particular asset but also indirect investment in or exposure to the asset through the use of derivatives and related instruments.



         Investing in mutual funds involves risk. Each Fund is subject to certain risks based on the types of investments in the Fund's portfolio and on the investment strategies the Fund employs. Investors should refer to the SUMMARY OF PRINCIPAL RISKS in the Prospectus at page 5 for a discussion of the principal risks of investing in the Funds. See the Statement of Additional Information for additional information about the risks of specific Fund investments and strategies. Funds described in this Prospectus may not be available for purchase in all states. This Prospectus is not an offering in any state where an offering may not lawfully be made.


         It is important for you to note:


         -    You may lose money on an investment in a Fund.



         - An investment in the Funds is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

GMO TAX-MANAGED U.S. EQUITIES FUND
Fund Inception Date: 7/23/98



                                               FUND CODES
                                  ------------------------------------------
                                             Ticker    Symbol    Cusip
                                             ------    ------    -----
                                  Class III  GTMUX      n/a      362008 71 6


                  OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

INVESTMENT OBJECTIVE: The GMO Tax-Managed U.S. Equities Fund seeks high after-tax total return primarily through investment in U.S. equity securities. The Fund's current benchmark is the GMO S&P 500 (After Tax).

INVESTMENT UNIVERSE: The Fund invests primarily in the equity securities of companies chosen from among the 1000 companies with the largest equity capitalization and whose securities are listed on a United States national securities exchange. The Fund may also use derivatives.


PRINCIPAL INVESTMENTS: The Fund intends to be fully invested, and will not generally take temporary defensive positions through investment in cash and high quality money market instruments. The Fund may use exchange-traded and over-the-counter derivative instruments and related investment techniques to:
(i) hedge equity exposure; (ii) replace direct investing; and (iii) implement shifts in investment exposure as a substitute for buying and selling securities.



METHODOLOGY/PORTFOLIO CONSTRUCTION: The Fund uses fundamental and quantitative investment principles to provide broad U.S. equity exposure. Using these principles, the Manager employs a bottom-up approach to select stocks based on factors such as fair value, earnings and price momentum, cash flow, book value, and neglect (a measure of low analyst coverage and low price volatility). The Manager then uses a top-down approach to favor sectors that it believes represent the best long-term values within the U.S. stock market. The Manager then uses a tax-sensitive optimization process to evaluate a stock's return forecast and how much risk the stock adds to the portfolio, and to weigh the risk of the entire portfolio relative to the Fund's benchmark. In addition, the Manager explicitly considers expected transaction costs in the tax-sensitive portfolio optimization.



RISKS: The most significant risks of an investment in the Fund are Market Risk, Derivatives Risk, Leveraging Risk and Credit and Counterparty Risk. For more information about these risks and other principal risks of an investment in the Fund, see "Summary of Principal Risks" on page 5.


                                   PERFORMANCE


         The performance information below helps to show the risks of investing in the Fund. The bar chart to the left shows the Fund's annual total return for the period shown. Purchase premiums are not reflected in the bar chart; if reflected, the returns would be lower. The table to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. See "Benchmarks and Indexes" for a description of the index. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any expenses. PAST PERFORMANCE IS NOT NECESSARILY AN INDICATION OF FUTURE PERFORMANCE.









                ANNUAL TOTAL RETURN/CLASS III SHARES (BEFORE TAX)

                         Year Ending December 31, 1999

                                  [BAR GRAPH}

                          1999               16.96%


                        Highest Quarter: 15.80% (4Q1999)
                         Lowest Quarter: -7.69% (3Q1999)
                       Year-to-Date (as of 3/31/00): 6.68%




                       AVERAGE ANNUAL TOTAL RETURN (BEFORE TAX)

                             Periods Ending December 31, 1999


                     1 Year       5 Years        10 Years          Incept.
                     ------       -------        --------          -------
                                                                   7/23/98
        Class III    16.80%         N/A             N/A              18.69%
        S&P 500      21.04%         N/A             N/A              20.88%


GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
Fund Inception Date: 7/29/98



                                                    FUND CODES
                                     -------------------------------------------
                                              Ticker     Symbol       Cusip
                                              ------     ------       -----
                                 Class  III  GTMIX    TxMngIntEq    362008 66 6



                  OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

INVESTMENT OBJECTIVE: The GMO Tax-Managed International Equities Fund seeks high after-tax total return primarily through investment in non-U.S. equity securities. The Fund's current benchmark is the GMO EAFE (After Tax).

INVESTMENT UNIVERSE: The Fund invests primarily in the equity securities of companies in developed markets in the MSCI Perspectives universe, which includes issuers in the MSCI EAFE index, small companies and Canadian companies. The Fund may also use derivatives.


PRINCIPAL INVESTMENTS: The Fund intends to be fully invested, and will not generally take temporary defensive positions through investment in cash and high quality money market instruments. The Fund will generally not invest in securities of emerging markets issuers. The Fund may use exchange-traded and over-the-counter derivatives and related instruments to: (i) hedge equity exposure; (ii) replace direct investing; (iii) implement shifts in investment exposure as a substitute for selling and buying securities; and (iv) adjust its foreign currency exposure. The Fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments.



METHODOLOGY/PORTFOLIO CONSTRUCTION: The Fund uses fundamental and quantitative investment principles to build an international equity portfolio. Using these principles, the Manager creates forecasted returns for countries, sectors, currencies and individual stocks. To forecast returns for countries, the Manager examines factors such as trends in gross domestic products, market sentiment and industrial competitiveness. For sectors, the Manager examines factors such as relative valuations, economic sensitivity, profitability and size. For currencies, the Manager examines factors such as export and producer price parity, balance of payments and interest rates. For securities, the Manager examines factors such as relative valuations in book value, earnings, cash flow, sales, dividends and forecasted earnings as well as fair value, neglect, and both price and earnings momentum. The Manager then uses a tax-sensitive optimization process to weigh the trade off between a stock's return forecast and how much risk the stock adds to the portfolio, the risk and forecasted return of all active currency positions and the risk of the entire portfolio relative to the Fund's benchmark. In addition, the Manager explicitly considers expected transaction costs in the tax-sensitive portfolio optimization.



RISKS: The most significant risks of an investment in the Fund are Market Risk, Derivatives Risk, Foreign Investment Risk, Currency Risk, Leveraging Risk and Credit and Counterparty Risk. For more information about these risks and other principal risks of an investment in the Fund, see "Summary of Principal Risks" on page 5.


                                   PERFORMANCE


         The performance information below helps to show the risks of investing in the Fund. The bar chart to the left shows the Fund's annual total return for the period shown. Purchase premiums are not reflected in the bar chart; if reflected, the returns would be lower. The table to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. See "Benchmarks and Indexes" for a description of the index. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any expenses. PAST PERFORMANCE IS NOT NECESSARILY AN INDICATION OF FUTURE PERFORMANCE.




               ANNUAL TOTAL RETURN/CLASS III SHARES (BEFORE TAX)

                         Year Ending December 31, 1999


                                  [BAR GRAPH]

                          1999                15.25%


         Highest Quarter:  9.83% (2Q1999)
         Lowest Quarter:  -0.40% (1Q1999)
         Year-to-Date (as of 3/31/00):  -5.38%




                    AVERAGE ANNUAL TOTAL RETURN (BEFORE TAX)

                        Periods Ending December 31, 1999

                        1 Year        5 Years       10 Years        Incept.
                        ------        -------       --------        -------
                                                                    7/29/98
       Class III         14.56%         N/A           N/A             11.23%
       MSCI              26.96%         N/A           N/A             20.48%
       EAFE

GMO TAX-MANAGED SMALL COMPANIES FUND
Fund Inception Date: 6/1/99



                                                   FUND CODES
                              ---------------------------------------------
                                          Ticker      Symbol       Cusip
                                          ------      ------       -----
                              Class III   GTMSX     TxMngSmCo     362008625



                  OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

INVESTMENT OBJECTIVE: The GMO Tax-Managed Small Companies Fund seeks to maximize after-tax total return through investment in a portfolio of common stocks of smaller companies primarily traded in the U.S. The Fund's current benchmark is the GMO Russell 2500 Index (After Tax).

INVESTMENT UNIVERSE: The Fund invests primarily in the equity securities of companies included in, or with total market capitalizations similar to those companies included in, the Russell 2500 Index ("small companies"). The Russell 2500 Index is comprised of the smaller companies among the largest U.S. companies. These small companies have average market capitalizations of less than $1 billion. Companies in the Fund's portfolio may have market capitalizations that are larger or smaller. The Fund may also use derivatives.


PRINCIPAL INVESTMENTS: The Fund intends to be fully invested, and will not generally take temporary defensive positions through investment in cash and high quality money market instruments. The Fund may use exchange-traded and over-the-counter derivative instruments and related techniques to: (i) hedge equity exposure; (ii) replace direct investing; and (iii) implement shifts in investment exposure as a substitute for buying and selling securities.



METHODOLOGY/PORTFOLIO CONSTRUCTION: The Fund uses quantitative investment principles to evaluate small capitalization stocks. Using these principles, the Manager employs a bottom-up approach to select stocks based on factors such as price to fair value, price to sales ratio, price to book ratio and cash flow yield. Stocks that are inexpensive based on these factors are ranked highly. The Manager then purchases stocks ranked highly in each of four factors, emphasizing stocks that appear attractive in more than one strategy. The Manager then uses a tax-sensitive optimization process to weigh the trade off between a stock's return forecast and how much risk the stock adds to the portfolio, the risk and forecasted return of all active currency positions and the risk of the entire portfolio relative to the Fund's benchmark. In addition, the Manager explicitly considers expected transaction costs in the tax-sensitive portfolio optimization.



RISKS: The most significant risks of an investment in the Fund are Market Risk, Derivatives Risk, Smaller Company Risk, Leveraging Risk and Credit and Counterparty Risk. For more information about these risks and other principal risks of an investment in the Fund, see "Summary of Principal Risks" on page 5.


No performance is included in this section because the Fund commenced operations in 1999.

                           SUMMARY OF PRINCIPAL RISKS


         The value of your investment in a Fund changes with the values of that Fund's investments. Many factors can affect those values, and you can lose money by investing in the Funds. Factors that may affect a particular Fund's portfolio as a whole are called "principal risks" and are summarized in this section. This summary describes the nature of these risks but is not intended to include every potential risk. The Funds could be subject to additional risks because the types of investments made by each Fund change over time. The Statement of Additional Information includes more information about the Funds and their investments.



         - MARKET RISK. All of the Funds are subject to market risk, which is the risk of unfavorable market-induced changes in the value of the securities owned by a Fund. General market risks associated with investments in equity securities include the following:



         Equity Securities. A principal risk of each Fund is that the equity securities held by the Fund will decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The values of equity securities may decline for a number of reasons that directly relate to the issuing company, such as management performance, financial leverage and reduced demand for the issuer's goods or services. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions which are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally.


         The Funds maintain substantial exposure to equities and generally do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Funds to unpredictable declines in the value of their shares, as well as periods of poor performance.

         Value Securities Risk. Some equity securities (generally referred to as "value securities") are purchased primarily because they are selling at a price lower than what is believed to be their true value and not necessarily because the issuing companies are expected to experience significant earnings growth. These securities bear the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be out of favor, or that the market does not recognize the value of the company, such that the price of the securities may decline or may not approach the value that the Manager anticipates. Since value criteria are used extensively by the Manager with each Fund, each Fund will be exposed to these risks.

         Growth Securities Risk. Some equity securities (generally known as "growth securities") are purchased primarily because it is believed that the companies issuing the securities will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other types of stocks. Growth securities are often more sensitive to general market movements than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. At times when it appears that these expectations may not be met, growth stock prices typically fall. Each of the Funds may invest to a significant extent in growth securities, and therefore each Fund is subject to these risks.

         - LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell due to a limited market or to legal restrictions, such that a Fund may be prevented from selling particular securities at the price at which the Fund values them. All of the Funds are subject to liquidity risk. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

         - SMALLER COMPANY RISK. Market risk and liquidity risk are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Investments in smaller, less seasoned companies may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with larger, more established companies. Each Fund may invest to a significant extent in the securities of smaller companies. The Tax-Managed

Small Companies Fund invests primarily in the securities of smaller companies and therefore these risks may be particularly pronounced for this Fund.

         - DERIVATIVES RISK. The Funds may use derivatives, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. The Funds may use derivatives for many purposes, including for hedging and as a substitute for direct investment in securities or other assets. The Funds may also use derivatives as a way to efficiently adjust the exposure of the Funds to various securities, indexes and currencies without actually selling current assets and purchasing different assets. This is generally done either because the adjustment is expected to be relatively temporary or in anticipation of effecting the sales and purchases of Fund assets over time. For a description of the various derivative instruments that may be utilized by the Funds, refer to the Statement of Additional Information.

         The use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, including market risk, liquidity risk and the credit risk of the counterparty to the derivatives contract. Since their value is calculated and derived from the value of other assets, instruments or references, there is greater risk that derivatives will be improperly valued. Derivatives also involve the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates or indexes they are designed to hedge or to closely track. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

         - FOREIGN INVESTMENT RISK. Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, and may experience more rapid and extreme changes in value. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. Also, for lesser developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political changes or diplomatic developments could adversely affect a Fund's investments. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in foreign securities.

         While all of the Funds are exposed to these risks to some extent, these risks will be particularly pronounced for the Tax-Managed International Equities Fund, which expects to invest a significant portion of its assets in foreign securities.

         - CURRENCY RISK. Currency risk is the risk that fluctuations in exchange rates may negatively affect the value of a Fund's investments. Currency risk includes both the risk that currencies in which a Fund's investments are denominated or currencies in which a Fund has taken an active investment position will decline in value relative to the U.S. Dollar and, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad.

         The Tax-Managed International Equity Fund may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the Fund owns or wants to own. In the case of cross-hedging positions, currency risk also includes the risk that the two currencies may not move in relation to one another as expected. In that case, the Fund could lose money on its investment and also lose money on the position designed to act as a proxy-hedge. This Fund may also take active currency positions and may cross-hedge currency exposure represented by its securities exposure into another foreign currency. This may result in the Fund's currency exposure being substantially different than that suggested by its securities investments.

         All Funds that invest or trade in foreign currencies or in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Currency risk is particularly pronounced for the Tax-Managed International Equities Fund, which regularly enters into derivative foreign currency transactions and may take active long and short currency positions through exchange traded and over-the-counter ("OTC") foreign currency transactions for investment purposes. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk in addition to currency risk as described below under "Leveraging Risk."

         - NON-DIVERSIFICATION RISK. Most analysts believe that overall risk can be reduced through diversification, while concentration of investments in a small number of securities increases risk. None of the Funds are "diversified" within the meaning of the 1940 Act. This means they are permitted to invest in a relatively small number of issuers and/or foreign currencies with greater concentration of risk.

         - LEVERAGING RISK. Each Fund's portfolio may at times be economically leveraged when the Fund temporarily borrows money to meet redemption requests and/or to settle investment transactions.

         Additionally, the Funds may invest in derivatives and may enter into reverse repurchase agreements. While none of the Funds intend to use derivatives to create net exposure to securities, currencies or other assets in amounts greater than the total assets of the relevant Fund, the Funds will often consider derivative instruments as offsetting one another or other assets such that only the net difference in the value of the derivatives and/or assets that are offsetting will be considered for these purposes. In these cases, to the extent that the offsetting positions do not behave in relation to one another as expected, the Funds may perform as if they were leveraged.

         This same compounding of risks can occur in the Tax-Managed International Equities Fund, which may take on simultaneous long and short positions in different currencies. While these long and short positions are managed such that the Fund's net investment in foreign currency does not exceed the Fund's net assets, a lack of correlation between currencies (which may or may not be anticipated by the Manager) may expose more than one hundred percent of the Fund's assets to currency risk. Similarly, the Funds may take long and short positions on equity securities and/or "baskets" of equity securities, including simultaneous positions through the use of a single derivative instrument such as a swap contract or other over-the-counter derivative instrument. A lack of correlation between the equity securities that are the subject of these instruments (which may or may not be anticipated by the Manager) could expose more than 100% of the Fund's portfolio to equity securities risk.

         - CREDIT AND COUNTERPARTY RISK. This is the risk that the issuer or guarantor of a fixed income security, the counterparty to an OTC derivatives contract, or a borrower of the Fund's securities, will be unable or unwilling to make timely principal, interest or settlement payments, or to otherwise honor its obligations.

         Although the Funds do not expect to have a significant portion of their portfolios invested in fixed income securities, the Funds are nonetheless exposed to credit risk because they may make substantial use of OTC derivatives (such as forward foreign currency contracts and swap contracts) and because they may engage to a significant extent in the lending of Fund securities or use of repurchase agreements.

         - MANAGEMENT RISK. Each Fund is subject to management risk because it relies on the Manager's ability to pursue its objective. The Manager will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results. As noted above, the Manager may also fail to use derivatives effectively, for example, choosing to hedge or not to hedge positions precisely when it is least advantageous to do so. As indicated above, however, the Funds are generally not subject to the risk of market timing because they generally stay fully invested in the relevant asset class, such as domestic equities and foreign equities.

                                FEES AND EXPENSES

         This table describes the fees and expenses you may pay if you buy and hold shares of a Fund.



  GMO FUND NAME     PURCHASE AND REDEMPTION                           ANNUAL FUND OPERATING EXPENSES
                    -----------------------                           ------------------------------
                              FEES                            (expenses that are deducted from Fund assets)
                              ---
                     (fees paid directly to
                      Fund at purchase or
                          redemption)
-----------------------------------------------------------------------------------------------------------------------------
                    Cash
                    Purchase     Redemption
                    Premium         Fees
                    (as a %      (as a % of                                           Total
                    of amount      amount       Management   Shareholder    Other       Operating   Expense           NET
                    invested)(1)   redeemed)(4)     Fee      Service Fee    Expenses    Expenses    Reimbursement(3)  EXPENSES
                    -----------   ----------        ---      -----------    --------    --------    --------------    --------
 Tax-Managed U.S.
 Equities Fund -
    Class III         0.14%(2)      None         0.33%        0.15%        0.44%       0.92%          0.44%         0.48%
-----------------------------------------------------------------------------------------------------------------------------
   Tax-Managed
  International
 Equities Fund -
    Class III         0.60%(2)      None         0.54%        0.15%        0.34%       1.03%          0.34%         0.69%
-----------------------------------------------------------------------------------------------------------------------------
Tax-Managed Small
 Companies Fund -
    Class III         0.50%(2)      None         0.55%        0.15%        0.21%       0.91%          0.21%         0.70%
-----------------------------------------------------------------------------------------------------------------------------


NOTES TO FEES AND EXPENSES:


1. Paid to and retained by the Fund to allocate portfolio transactions costs caused by shareholder activity to the shareholder generating the activity. Purchase premiums generally apply only to cash purchases.



2. Generally not waived due to offsetting transaction. May be waived only in rare circumstances (i) if the purchase is part of an exchange from or to another Fund and the Manager is able to transfer securities among the Funds as part of effecting the transaction, (ii) if the Fund is either substantially overweighted or underweighted in cash so that a purchase will not require a securities transaction or (iii) in certain other instances (not including offsetting transactions) if the Manager determines that the purchase will not result in transaction costs to the Fund.



3. The Manager has contractually agreed to reimburse each Fund with respect to certain Fund expenses through at least June 30, 2001 to the extent that the Fund's total annual operating expenses (excluding Shareholder Service Fees, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses and transfer taxes) would otherwise exceed the percentage of that Fund's daily net assets set forth under the heading "Management Fee" for each Fund.



4. Most redemption requests honored in whole or part by a distribution in-kind of securities instead of cash, at the sole discretion of the Manager.


EXAMPLES:
         The examples illustrate the expenses you would incur on a $10,000 investment over the stated periods, assuming your investment had a 5% return each year and the Fund's operating expenses remained the same (with or without redemption at the end of each time period). The examples are for comparative purposes only; they do not represent past or future expenses or performance, and your actual expenses and performance may be higher or lower. Except as otherwise noted, the expenses shown assume no reimbursement of expenses by the Manager.


GMO FUND NAME                           1 Year              3           5 Years         10 Years
                                        (after            Years
                                    reimbursement)
------------------------------------------------------------------------------------------------
Tax-Managed U.S Equities Fund -
Class III                                 $63              $263           $480           $1,103
------------------------------------------------------------------------------------------------
Tax-Managed International
Equities Fund - Class III                $130              $352           $592           $1,282
------------------------------------------------------------------------------------------------
Tax-Managed Small Companies
Fund - Class III                         $121              $318           $531           $1,145
------------------------------------------------------------------------------------------------

                             BENCHMARKS AND INDEXES


         The Manager measures each Fund's performance against a specific benchmark or index (each, a "GMO Benchmark"), although none of the Funds is managed as an "index fund" or "index-plus fund," and the actual composition of a Fund's portfolio may differ substantially from that of its benchmark. Each Fund's GMO Benchmark is listed under "Investment Objective" in the "Fund Objectives and Principal Investment Strategies" section of the Prospectus. For each of the Funds, the GMO benchmark differs from the broad-based index that the SEC requires each Fund to use in the average annual return table because it is measured on an "after tax" basis. This means that the Manager measures the relevant Fund's after tax performance against the Manager's calculation of the after tax performance of the relevant benchmark. Some general information about each benchmark and index referred to in this Prospectus is provided in the table below.




       ABBREVIATION                   FULL NAME           SPONSOR OR                          DESCRIPTION
                                                          PUBLISHER
----------------------------------------------------------------------------------------------------------------------------------
GMO S&P 500 (After Tax)      GMO S&P 500 Index (After     GMO              GMO calculates this index by applying a 40% tax
                             Tax)                                          (credit) on short-term realized capital gains
                                                                           (losses), a 40% tax on income, and a 20% tax (credit)
                                                                           on long-term realized capital gains (losses) on the
                                                                           securities comprising the S&P 500 Index.
----------------------------------------------------------------------------------------------------------------------------------
GMO EAFE (After Tax)         GMO EAFE Index (After Tax)   GMO              GMO calculates this index by applying a 40% tax
                                                                           (credit) on short-term realized capital gains
                                                                           (losses), a 40% tax on income, and a 20% tax (credit)
                                                                           on long-term realized capital gains (losses) on the
                                                                           securities comprising the MSCI EAFE Index.
----------------------------------------------------------------------------------------------------------------------------------
GMO Russell 2500 Index       GMO Russell 2500 Index       GMO              GMO calculates this index by applying a 40% tax on
(After Tax)                  (After Tax)                                   income on the securities comprising the Russell 2500
                                                                           Index.
----------------------------------------------------------------------------------------------------------------------------------
MSCI EAFE                    Morgan Stanley Capital       Morgan Stanley   Well-known, independently maintained and published
                             International  Europe,       Capital          large capitalization international stock index.
                             Australia and Far East       International
                             Index
----------------------------------------------------------------------------------------------------------------------------------
Russell 2500 Index           Russell 2500 Index           Frank Russell    The Russell 2500 Index is an independently maintained
                                                          Company          and published index composed of the 2,500 smallest
                                                                           companies in the Russell 3000 Index (which in turn
                                                                           measures the performance of the 3,000 largest U.S.
                                                                           companies based on total market capitalization; these
                                                                           3,000 companies represent approximately 98% of the
                                                                           investable U.S. equity market), which represents
                                                                           approximately 22% of the total market capitalization
                                                                           of the Russell 3000 Index. As of the latest
                                                                           reconstitution, the average market capitalization was
                                                                           approximately $931.0 million; the median market
                                                                           capitalization was approximately $630.0 million. The
                                                                           largest company in the index had an approximate
                                                                           market capitalization of $3.7 billion.
----------------------------------------------------------------------------------------------------------------------------------
S&P 500                    Standard & Poor's 500          Standard &       Well-known, independently maintained and published
                           Stock Index                    Poor's           U.S. large capitalization stock index.
                                                          Corporation
----------------------------------------------------------------------------------------------------------------------------------

                             MANAGEMENT OF THE TRUST


         Grantham, Mayo, Van Otterloo & Co., LLC, 40 Rowes Wharf, Boston, Massachusetts 02110 provides investment advisory services to the GMO Funds. GMO is a private company, founded in 1977. As of May 31, 2000, GMO managed more than $22 billion for institutional investors such as pension plans, endowments, foundations and the GMO Funds.



         Subject to the approval of the Trust's Board of Trustees, the Manager establishes and modifies when necessary the investment strategies of the Funds. In addition to its management services to the Funds, the Manager administers the Fund's business affairs. During the fiscal year ended February 29, 2000, the Manager received as compensation for management services rendered in such year (after any applicable waivers or reimbursements), 0.00% of the Tax-Managed U.S. Equities Fund that Fund's average daily net assets, 0.20% of the Tax-Managed International Equities Fund average daily net assets and 0.34% of the Tax-Managed Small Companies Fund's average daily net assets.



         Each Fund pays the Manager a shareholder service fee for providing direct client service and reporting, such as performance information reporting, client account information, personal and electronic access to Fund information, access to analysis and explanations of Fund reports and assistance to correct and maintain client-related information.



         Mr. R. Jeremy Grantham and Mr. Christopher Darnell have been primarily responsible for the day-to-day management of each Fund since its inception. Mr. Grantham is a founding partner and member of the Manager, and has been engaged by the Manager in portfolio management since the Manager's inception in 1977. Mr. Darnell joined the Manager in 1984. He is a member of the Manager, and has been engaged by the Manager in portfolio management since 1984.


CUSTODIANS


         Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, Massachusetts 02116, and Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109, serve as the Trust's custodians on behalf of the Funds.


TRANSFER AGENT


         IBT serves as the transfer agent on behalf of the Funds.

                        DETERMINATION OF NET ASSET VALUE


         The net asset value or "NAV" of a share is determined as of the close of regular trading on the New York Stock Exchange ("NYSE"), generally 4:00 p.m. New York City time. A Fund may not determine its NAV on days during which no security is tendered for redemption and no order to purchase or sell such security is received by that Fund. A Fund's net asset value is determined by dividing the total market value of the Fund's portfolio investments and other assets, less any liabilities, by the total outstanding shares of the Fund. The market value of the Fund's investments is generally determined as follows:



Exchange listed securities



         -        Last sale price or



         -        Most recent bid price (if no reported sale) or



         - Broker bid (if the private market is more relevant in determining market value than the exchange), based on where the securities are principally traded and what their intended disposition is



Unlisted securities (if market quotations are readily available)



         -        Most recent quoted bid price



Certain debt obligations (if less than sixty days remain until maturity)



         - Amortized cost (unless circumstances dictate otherwise; for example, if the issuer's creditworthiness has become impaired)



All other fixed income securities and options on those securities (includes bonds, loans, structured notes)



         - Closing bid supplied by a primary pricing source chosen by the Manager



All other assets and securities (if no quotations are readily available)



         - Fair value as determined in good faith by the Trustees or persons acting at their direction



         The Manager evaluates primary pricing sources on an ongoing basis, and may change any pricing source at any time. However, the Manager will not normally evaluate the prices supplied by the pricing sources on a day-to-day basis. The Manager is kept informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and may in its discretion override any price supplied by a source (by taking a price supplied from another) because of such price activity or because the Manager has other reasons to believe that a price supplied may not be reliable. Certain securities may be valued on the basis of a price provided by a principal market maker. Prices provided by principal market makers may vary from the value that would be realized if the securities were sold.



         The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at current exchange rates or at such other rates as the Trustees or persons acting at their direction may determine in computing net asset value. Fluctuations in the value of foreign currencies in relation to the U.S. dollar will affect the net asset value of shares of the Funds even though there has not been any change in the values of such securities and options measured in terms of the foreign currencies in which they are denominated.



         Foreign exchanges and securities markets usually close prior to the time the NYSE closes and values of foreign options and foreign securities will be determined as of those earlier closings. Events affecting the values of foreign securities may occasionally occur between the earlier closings and the closing of the NYSE which will not be reflected in the computation of the Funds' net asset value. If an event materially affecting the value of foreign securities occurs during that period, then those securities may be valued at fair value as determined in good faith by the Trustees or persons acting at their direction. In addition, because certain Funds hold portfolio securities listed on foreign exchanges which may trade on days on which the NYSE is closed, the net asset value of those Funds' shares may be significantly affected on days when investors will have no ability to redeem their shares in those Funds.


                             HOW TO PURCHASE SHARES


         You may purchase a Fund's shares from the Trust on any day when the NYSE is open for business. In addition, brokers and agents are authorized to accept purchase and redemption orders on the Funds' behalf. Investors may be charged a fee to effect a transaction through a broker or agent. To obtain a purchase order form, call the Trust at (617) 346-7646 or your broker or agent. Investors must have a minimum total investment of $1 million with the Manager to invest in a Fund. There is no minimum additional investment required to purchase additional shares of a Fund. The Trust may waive the minimum initial investment amount for certain accounts.



         PURCHASE POLICIES. Before a purchase order will be acted upon by the Trust, the Trust must determine that the purchase order is in "good order." A purchase order is in "good order" if:



         - a completed purchase order, containing the following information, is submitted to the Trust or its agent:



                  - signature exactly in accordance with the form of registration



                  -        the exact name in which the shares are registered



                  -        the investor's account number



                  - the number of shares or the dollar amount of shares to be purchased



         - the purchase order is received and accepted by the Trust or its agent (the Trust reserves the right to reject any order)



         - payment (by check or wire) for the purchase is received before 4:00 p.m. on the day the purchase order is accepted



                  - if an investor provides adequate written assurances of intention to pay, the Trust may extend settlement up to four business days.



         The purchase price of a share of any Fund is the net asset value per share next determined after the purchase order is determined to be in "good order" PLUS a purchase premium, if any, for the Fund shares to be purchased. Purchase order forms received by the Trust or its agent after the deadline will be honored on the next following business day, and the purchase price will be effected based on the net asset value per share computed on that day. See "Fees and Expenses" on page 8 to determine if shares of the Fund you want to purchase are subject to a purchase premium.



         SUBMITTING YOUR PURCHASE ORDER FORM. Completed purchase order forms can be submitted by MAIL or by FACSIMILE to the Trust at:




                                    GMO Trust
                   c/o Grantham, Mayo, Van Otterloo & Co. LLC
                                 40 Rowes Wharf
                           Boston, Massachusetts 02110
                            Facsimile: (617) 439-4192
                         Attention: Shareholder Services



         Call the Trust at (617) 346-7646 to CONFIRM RECEIPT of your purchase order form. Do not send cash, checks or securities directly to the Trust.

         FUNDING YOUR INVESTMENT.  You may purchase shares:



         -        with cash (via wire transfer or check)
                  - BY WIRE. Instruct your bank to wire the amount of your investment to:



                  Investors Bank & Trust, Boston, Massachusetts
                                ABA#: 011-001-438
                              Attn: Transfer Agent
                     Credit: GMO Deposit Account 55555-4444
              Further credit: GMO Fund/shareholder name and number



                  - BY CHECK. All checks must be made payable to the appropriate Fund or to GMO Trust. The Trust will NOT accept any checks payable to a third party which have been endorsed by the payee to the Trust. Mail checks to:



      By U.S. postal service:                  By overnight courier:
      -----------------------                  ---------------------
      Investors Bank & Trust Company           Investors Bank & Trust Company
      GMO Transfer Agent MFD 23                GMO Transfer Agent MFD 23
      P.O. Box 9130                            200 Clarendon Street, 16th Floor
      200 Clarendon Street, 16th Floor         Boston, MA  02117-9130
      Boston, MA  02117-9130



         -        by exchange (from another GMO product)



                  - written instruction should be sent to GMO Trust's Shareholder Services at (617) 439-4192 (facsimile).



         -        in exchange for securities acceptable to the Manager



                  - securities must be approved by the Manager prior to transfer to the Fund
                  - securities will be valued as set forth under "Determination of Net Asset Value" on page 11



         -        by a combination of cash and securities.



                              HOW TO REDEEM SHARES



         You may redeem shares of a Fund on any day when the NYSE is open for business.



         REDEMPTION POLICIES. Payment on redemption will be made as promptly as possible (generally on the next business day) and no later than seven days (subject to the exceptions noted below) after the request for redemption is received by the Trust or its agent in "good order."



         A redemption request is in "good order" if it:



         - is received by the Trust or its agent prior to the close of regular trading on the NYSE (generally 4:00 p.m. New York City time)
         -        is signed exactly in accordance with the form of registration
         -        includes the exact name in which the shares are registered
         -        includes the investor's account number
         - includes the number of shares or the dollar amount of shares to be redeemed



         Redemption requests received by the Trust or its agent after the deadline will be honored on the next following business day, and the redemption will be effected based on the net asset value per share computed on that day. The redemption price is the net asset value per share next determined after the redemption request is determined to be in "good order."



         If the Manager determines, in its sole discretion, that it would be detrimental to the best interests of the remaining shareholders to make a redemption payment wholly or partly in cash, the Fund may pay the redemption price in whole or in part by a distribution in-kind of securities held by the Fund instead of cash. Investors in the Tax-Managed Funds should be aware that they may be more likely to have a redemption request honored "in kind" than shareholders in other funds.



         If a redemption is made in cash:



         - payment will be made in federal funds transferred to the account designated in writing by authorized persons
                  - designation of additional accounts and any change in the accounts originally designated must be made in writing.
         - upon request, payment will be made by check mailed to the registration address



         If a redemption is made in-kind, it is important for you to note:



         - securities used to redeem Fund shares will be valued as set forth under "Determination of Net Asset Value" on page 11
         - securities distributed by a Fund will be selected by the Manager in light of the Fund's objective and will not generally represent a pro rata distribution of each security held in the Fund's portfolio
         - to the extent available, in-kind redemptions will be of readily marketable securities
         - you may incur brokerage charges on the sale of any securities received as a result of an in-kind redemption
         - in-kind redemptions will be transferred and delivered by the Trust as directed by you



         Each Fund may suspend the right of redemption and may postpone payment for more than seven days:



         -        if the NYSE is closed for other than weekends or holidays
         -        during periods when trading on the NYSE is restricted
         - during an emergency which makes it impracticable for a Fund to dispose of its securities or to fairly determine the net asset value of the Fund
         - during any other period permitted by the Securities and Exchange Commission for the protection of investors.



         SUBMITTING YOUR REDEMPTION REQUEST. Redemption requests can be submitted by MAIL or by FACSIMILE to the Trust at the address/facsimile number set forth under "How to Purchase Shares -- Submitting Your Purchase Order Form." Redemption requests submitted by mail are "received" by the Trust when actually delivered to the Trust or its agent. Call the Trust at (617) 346-7646 to CONFIRM RECEIPT of redemption requests.

                             DISTRIBUTIONS AND TAXES



         The policy of the Tax-Managed U.S. Equities Fund and the Tax-Managed Small Companies Fund is to declare and pay distributions of their dividends and interest quarterly. The policy of the Tax-Managed International Equities Fund is to declare and pay distributions of its dividends, interest and foreign currency gains semi-annually. Each Fund also intends to distribute net gains from the sale of securities held for not more than one year ("net short-term capital gains") and net gains from the sale of securities held for one year or more ("net long-term capital gains") at least annually. Each Fund is treated as a separate taxable entity for federal income tax purposes and intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.



         All dividends and/or distributions will be paid in shares of the relevant Fund, at net asset value, unless the shareholder elects to receive cash. There is no purchase premium on reinvested dividends or distributions. Shareholders may make this election by marking the appropriate box on the application or by writing to the Trust.



         It is important for you to note:



- Fund distributions derived from interest, dividends and certain other income, including in general short-term capital gains, will be taxable as ordinary income to shareholders subject to federal income tax whether paid in cash or in shares. Properly designated Fund distributions derived from net long-term capital gains will be taxable as such (generally at a 20% federal rate for noncorporate shareholders whether paid in cash or in shares).



- Distributions by a Fund result in a reduction in the net asset value of the Fund's shares. If a distribution reduces the net asset value of a shareholder's shares below a shareholder's cost basis in those shares, such distribution may be taxable to the shareholder, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, if you buy shares just prior to a taxable distribution by a Fund, you will pay the full price of the shares (including the value of the pending distribution) and then receive a portion of the price back as a taxable distribution.



- A Fund's investment in foreign securities may be subject to foreign withholding taxes on dividends, interest or capital gains which will decrease the Fund's yield. In certain instances, shareholders may be entitled to claim a credit or deduction with respect to foreign taxes.



- A Fund's investment in foreign securities, foreign currencies, debt obligations issued or purchased at a discount, asset-backed securities, assets "marked to the market" for federal income tax purposes and, potentially, so-called "indexed securities" (including inflation indexed bonds) may increase or accelerate a Fund's recognition of income, including the recognition of taxable income in excess of the cash generated by such investments. These investments may, therefore, affect the timing or amount of a Fund's distributions and may cause a Fund to liquidate other investments at a time when it is not advantageous to do so in order to satisfy the distribution requirements that apply to entities taxed as regulated investment companies.



- Any gain resulting from the sale, exchange or redemption of your shares, including a redemption in kind, will generally also be subject to tax.



- A Fund's hedging transactions and investments in derivatives, including investments in options, futures and swaps, will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale and short sale rules) which could accelerate income, defer losses, or otherwise affect the amount, timing or character of distributions to shareholders.



         The above is a general summary of the principal federal income tax consequences of investing in a Fund for shareholders who are U.S. citizens, residents or domestic corporations. You should consult your own tax advisors about the precise tax consequences of an investment in a Fund in light of your particular tax situation, including possible foreign, state, local or other applicable tax laws (including the federal alternative minimum tax).

                              FINANCIAL HIGHLIGHTS


         The financial highlight tables are intended to help you understand each Fund's financial performance for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Except as otherwise noted, this information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the Trust's Annual Reports, which are incorporated by reference in the Statement of Additional Information and available upon request.
Information is presented for each Fund, and class of shares thereof, of the Trust which had investment operations during the reporting periods and is currently being offered.


TAX-MANAGED U.S. EQUITIES FUND


                                                                         Year Ended          Period from July 23, 1998
                                                                         February 29,       (commencement of operations)
                                                                             2000            through February 28, 1999
                                                                             ----            -------------------------
Net asset value, beginning of period ......................               $    10.67                 $    10.00
                                                                          ----------                 ----------
Income from investment operations:
     Net investment income ................................                     0.13                       0.09
     Net realized and unrealized gain .....................                     1.97                       0.65
                                                                          ----------                 ----------
         Total from investment operations .................                     2.10                       0.74
                                                                          ----------                 ----------
Less distributions to shareholders:
     From net investment income ...........................                    (0.13)                     (0.07)
                                                                          ----------                 ----------
         Total distributions ..............................                    (0.13)                     (0.07)
                                                                          ----------                 ----------
Net asset value, end of period ............................               $    12.64                 $    10.67
                                                                          ==========                 ==========
Total Return1 .............................................                    19.83%                      7.48%(2)
Ratios/Supplemental Data:
     Net assets, end of period (000's) ....................               $   13,275                 $    8,116
     Net expenses to average daily net assets .............                     0.48%                      0.48%(3)
     Net investment income to average daily net assets ....                     1.11%                      1.30%(3)
     Portfolio turnover rate ..............................                       19%                        33%
     Fees and expenses voluntarily waived or borne by the
       Manager consisted of the following per share amount:               $     0.05                 $     0.10



(1) Calculation excludes purchase premiums. Total returns would be lower had certain expenses not been waived during the period shown.
(2)      Not annualized.
(3)      Annualized.

TAX-MANAGED INTERNATIONAL EQUITIES FUND


                                                                                Year Ended              Period from July 29, 1998
                                                                               February 29,           (commencement of operations)
                                                                                  2000                  through February 28, 1999
                                                                                  ----                  -------------------------
Net asset value, beginning of period ............................               $      9.71                   $     10.00
                                                                                -----------                   -----------
Income (loss) from investment operations:
     Net investment income ......................................                      0.15(2)                       0.04
     Net realized and unrealized gain (loss) ....................                      0.70                         (0.28)
                                                                                -----------                   -----------
         Total from investment operations .......................                      0.85                         (0.24)
                                                                                -----------                   -----------
Less distributions to shareholders:
     From net investment income .................................                     (0.10)                        (0.04)
     In excess of net investment income .........................                     (0.03)                        (0.01)
                                                                                -----------                   -----------
         Total distributions ....................................                     (0.13)                        (0.05)
                                                                                -----------                   -----------
Net asset value, end of period ..................................               $     10.43                   $      9.71
                                                                                ===========                   ===========
Total Return(1) .................................................                      8.65%                        (2.44%)(3)
Ratios/Supplemental Data:
     Net assets, end of period (000's) ..........................               $   112,623                   $    18,529
     Net expenses to average daily net assets ...................                      0.69%                         0.69%(4)
     Net investment income to average daily net assets ..........                      1.36%                         0.87%(4)
     Portfolio turnover rate ....................................                         5%                           20%
     Fees and expenses voluntarily waived or borne by the Manager
       Consisted of the following per share amount: .............               $      0.04                   $      0.12



(1) Calculation excludes purchase premiums. Total returns would be lower had certain expenses not been waived during the period shown.
(2)      Computed using average shares outstanding throughout the period.
(3)      Not annualized.
(4)      Annualized.






TAX-MANAGED SMALL COMPANIES FUND



                                                                                                Period from June 1, 1999
                                                                                                (commencement of operations)
                                                                                                through February 29, 2000
                                                                                                -------------------------
Net asset value, beginning of period.............................................                           $ 10.00
                                                                                                            -------
Income from investment operations:
         Net investment income...................................................                              0.08
     Net realized and unrealized gain (less).....................................                             (0.50)
                                                                                                            -------
          Total from investment operations.......................................                             (0.42)
                                                                                                            -------
     Less distributions to shareholders:
    From net investment income...................................................                             (0.06)
                                                                                                            -------
        Total distributions......................................................                             (0.06)
                                                                                                            -------
Net asset value, end of period...................................................                             $9.52
                                                                                                            =======
Total Return(1)..................................................................                            (4.25%)(2)
Ratios/Supplemental Data:........................................................
    Net assets, end of period (000's)............................................                          $39,000
    Net expenses to average daily net assets.....................................                             0.70%(3)
    Net investment income to average daily net assets............................                             1.08%(3)
    Portfolio turnover rate......................................................                               18%
    Fees and expenses voluntarily waived or borne by the Manager
       Consisted of the following per share amount:..............................                          $  0.01



(1) Calculation excludes purchase premiums. Total returns would be lower had certain expenses not been waived during the period shown.
(2)      Not annualized.
(3)      Annualized.

                                    GMO TRUST


                             ADDITIONAL INFORMATION


         Each Fund's annual and semi-annual reports to shareholders contain additional information about the Fund's investments. Each Fund's annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The Funds' annual and semi-annual reports, and the Funds' Statement of Additional Information are available free of charge by writing to GMO, 40 Rowes Wharf, Boston, Massachusetts 02110 or by calling collect (617) 346-7646. The Statement contains more detailed information about each Fund and is incorporated by reference into this Prospectus.



         Investors can review and copy the Prospectus, Statement and reports at the SEC's Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are available on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.




                              SHAREHOLDER INQUIRIES
                       Shareholders may request additional
                    information from and direct inquiries to:
                             Shareholder Services at
                     Grantham, Mayo, Van Otterloo & Co. LLC,
                        40 Rowes Wharf, Boston, MA, 02110
                          1-617-346-7646 (CALL COLLECT)



                                   DISTRIBUTOR
                             Funds Distributor, Inc.
                                 60 State Street
                           Boston, Massachusetts 02109




                                        INVESTMENT COMPANY ACT FILE NO. 811-4347

                                       GMO

                                  PELICAN FUND
                   40 ROWES WHARF, BOSTON, MASSACHUSETTS 02110
                                 (617) 346-7600

--------------------------------------------------------------------------------

     Pelican Fund (the "Fund") is one of thirty-eight separate investment portfolios currently offered by GMO Trust (the "Trust"), an open-end management investment company. The Fund's investment manager is Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager").

     Pelican Fund is a diversified portfolio that seeks long-term capital growth primarily through investment in equity securities.




                              INVESTMENT MANAGER &
                             CLIENT SERVICE PROVIDER

                     GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC

                                     ("GMO")

                       Tel: (617) 330-7500 (call collect)
                               Fax: (617) 439-4132



--------------------------------------------------------------------------------
These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission nor has the Securities and Exchange Commission or any state securities commission passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.
--------------------------------------------------------------------------------


Prospectus                                                         June 30, 2000

                                TABLE OF CONTENTS



Fund Objective and Principal Investment Strategies ........               1

Performance ...............................................               2

Summary of Principal Risks ................................               3

Fees and Expenses .........................................               6

Management ................................................               7

Distributions, Reinvestment and Taxes .....................               7

How to Purchase Shares ....................................               9

How to Redeem Shares ......................................              10

How Shares are Priced .....................................              12

Financial Highlights ......................................              14

Additional Information ....................................      Back Cover

Distributor ...............................................      Back Cover

Shareholder Inquiries .....................................      Back Cover

FUND OBJECTIVE AND SUMMARY OF PRINCIPAL
INVESTMENT STRATEGIES


      THE SUMMARY BELOW DESCRIBES THE FUND'S INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES. A "Summary of Principal Risks" describing the principal risks of investing in the Fund begins on page 3. Except for certain policies that are explicitly described as fundamental in this Prospectus or in the Statement of Additional Information, the investment policies of the Fund and the Fund's investment objective may be changed by the Trustees without shareholder approval.


                                                    FUND CODES
                                    TICKER            SYMBOL             CUSIP
                                    ------            ------             -----
Fund Inception Date:  5/31/89       PELFX            Pelican          705807 10 5


INVESTMENT OBJECTIVE: The Fund seeks long-term growth of capital primarily through investment in equity securities. The Fund's current benchmark is the Standard & Poor's 500 Composite Stock Market Index ("S&P 500").


INVESTMENT UNIVERSE: The Fund invests primarily in U.S. equity securities and, to a lesser extent, in foreign equity securities and debt securities.

PRINCIPAL INVESTMENTS: The Fund invests primarily in equity securities traded in the United States but may invest a portion of its assets in equity securities traded outside of the United States. The Fund may invest in equity securities of companies of any market capitalization. The Fund may also invest without limitation in debt securities, and may take temporary defensive positions through investment in cash and high quality money market instruments. The Fund seeks to maximize risk-adjusted portfolio returns by maintaining an average historical volatility (beta) that is lower than that of the S&P 500 Index.


METHODOLOGY/PORTFOLIO CONSTRUCTION: The Fund uses fundamental investment principles and traditional portfolio analysis to obtain broad market exposure for the U.S. equity portion of the portfolio. Using these principles, the Manager focuses on selecting stocks of issuers with financial, business and valuation characteristics that it believes will produce above-average returns, and emphasizes established, financially secure companies. The Manager employs a bottom-up approach to select stocks, and uses various techniques in seeking companies which trade below fair value, as determined by the value of the issuer's earnings stream (using a proprietary dividend discount model), asset value and/or franchise value. The Fund's portfolio generally consists of 100-125 stocks.



================================================================================

PELICAN FUND                                                                   1

PERFORMANCE


      THE TWO FIGURES BELOW HELP TO ILLUSTRATE THE RISKS OF INVESTING IN THE FUND. The annual total return bar chart shows how the returns of the Fund's shares have varied from year to year, and the average annual total return table compares the Fund's performance to the S&P 500, a broad-based index. The S&P 500 is a well-known U.S. large capitalization stock index that is independently maintained and published by Standard & Poor's. PAST PERFORMANCE IS NOT NECESSARILY AN INDICATION OF FUTURE PERFORMANCE.



                               ANNUAL TOTAL RETURN
                            Years ended December 31

                            [ANNUAL TOTAL BARGRAPH]


       Years ended
       December 31                             Annual Total Return
       -----------                             -------------------
          1999                                         2.76%
          1998                                        11.67%
          1997                                        26.53%
          1996                                        20.69%
          1995                                        29.82%
          1994                                         3.08%
          1993                                        20.10%
          1992                                        12.74%
          1991                                        24.90%
          1990                                        -8.82%



Highest quarter: 15.54% (1Q1991)   Lowest Quarter -14.23% (3Q1990)

Year-to-Date (as of 3/31/00): -0.96%



                           AVERAGE ANNUAL TOTAL RETURN
                            Periods ended December 31


                                                                    Since
                                                                  Inception
                             1 Year     5 Year      10 Year        5/31/89
--------------------------------------------------------------------------------
Pelican Fund                  2.76%      17.86%      13.71%         13.27%
S&P 500                      21.04%      28.54%      18.20%         18.41%


================================================================================
2                                                                   PELICAN FUND

SUMMARY OF PRINCIPAL RISKS


      THE VALUE OF YOUR INVESTMENT IN THE FUND CHANGES WITH THE VALUES OF THE FUND'S INVESTMENTS. Many factors can affect those values. Factors that may affect a particular Fund's portfolio as a whole are called "principal risks" and are summarized in this section. This summary describes the nature of these risks but is not intended to include every potential risk. The Fund could be subject to additional risks because the types of investments made by the Fund change over time. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For additional detailed information regarding the Fund's investment strategies and risks, see "Description and Risks of Fund Investments" and "Investment Guidelines" in the Statement of Additional Information. The Statement of Additional Information is available free of charge by contacting the Manager.


      - MARKET RISK. The Fund is subject to market risk, which is the risk of unfavorable market-induced changes in the value of the securities owned by the Fund. General market risks associated with investments in equity and fixed income securities include the following:


      Equity Securities. A principal risk of the Fund is that the equity securities in which it invests will decline in value due to factors affecting the issuing companies, their industries,or the economy and equity markets generally. The values of equity securities may decline for a number of reasons which directly relate to the issuing company, such as management performance, financial leverage and reduced demand for the issuer's goods or services. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions which are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally.


      Some equity securities, generally referred to as value securities, are purchased primarily because they are selling at a price lower than what is believed to be their true value and not necessarily because the issuing companies are expected to experience significant earnings growth. These securities bear the risk that the companies may not overcome the adverse business developments or other factors causing these securities to be out of favor, or that the market does not recognize the value of the company, such that the price of its securities may decline or may not approach the value that the Manager anticipates.


      The Fund maintains substantial exposure to equities and generally does not attempt to


================================================================================

PELICAN FUND                                                                   3
time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or even extended periods subjects the Fund to unpredictable declines in the value of its shares, as well as periods of poor performance.

      Fixed Income Securities. The value of the Fund's investments in fixed income securities (including bonds and notes) will typically change as interest rates fluctuate. During periods of rising interest rates, the values of fixed income securities generally decline. Conversely, during periods of falling interest rates, the values of fixed income securities generally rise. This kind of market risk, also called interest rate risk, will generally increase to the extent the Fund invests in fixed income securities with longer durations (i.e., with longer maturities).

      - SMALLER COMPANY RISK. Market risk and liquidity risk are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Investments in smaller, less seasoned companies may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with larger, more established companies.


      - FOREIGN INVESTMENT RISK. The Fund may invest in securities traded principally in securities markets outside the United States that are subject to additional and more varied risks and may experience more rapid and extreme changes in value. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. Also, for lesser developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political changes or diplomatic developments could adversely affect the Fund's investments. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire investment in foreign securities.

      - CURRENCY RISK. Currency risk is the risk that fluctuations in the exchange rates may negatively affect the value of the Fund's investments. Currency risk means that


================================================================================
4                                                                   PELICAN FUND
currencies in which the Fund's investments are denominated or currencies in which the Fund has taken on an active investment position will decline in value relative to the U.S. Dollar. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad.

      - CREDIT RISK. This is the risk that the issuer or guarantor of a fixed income security, the counterparty to an OTC derivatives contract, or a borrower of the Fund's securities, will be unable or unwilling to make timely principal, interest or settlement payments, or to otherwise honor its obligations.

      - MANAGEMENT RISK. The Fund is subject to management risk because it relies on the Manager's ability to pursue its objective. The Manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. As noted above, the Manager may also fail to use derivatives effectively, for example, choosing to hedge or not to hedge positions precisely when it is least advantageous to do so. As indicated above, however, the Fund is generally not subject to the risk of market timing because it generally stays fully invested in the relevant asset class, such as domestic equities and foreign equities.

================================================================================

PELICAN FUND                                                                   5

FEES AND EXPENSES


THE FOLLOWING TABLE DESCRIBES THE FEES AND EXPENSES YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND:

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS):
     (as a percentage of average net assets)


     Investment Management Fee .................................................     0.75%
     Other Operating Expenses ..................................................     0.14%
                                                                                     ----

     Total Fund Operating Expenses..............................................     0.89%
     Expense Reimbursement(1)...................................................     0.14%
                                                                                     ----
     NET EXPENSES...............................................................     0.75%



     (1) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2001 to the extent that the Fund's total annual operating expenses (excluding brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), and transfer taxes) would otherwise exceed 0.75% of the Fund's average daily net assets.



EXAMPLE:


The example below illustrates the expenses you would incur on a $10,000 investment over the stated periods, assuming your investment had a 5% return each year and the Fund's operating expenses remained the same (with or without a redemption at the end of each time period). The examples are for comparative purposes only; they do not represent past or future expenses or performance, and your actual expenses and performance may be higher or lower.

                    One Year (after waiver)...........    $   77
                    Three Years.......................    $  270
                    Five Years........................    $  479
                    Ten Years.........................    $1,083



================================================================================
6                                                                   PELICAN FUND

MANAGEMENT



MANAGER. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC, 40 Rowes Wharf, Boston, Massachusetts 02110 (the "Manager"), which provides investment advisory services to a substantial number of institutional and other investors. The Manager also advises each of the other GMO Funds.

     Under a Management Contract with the Trust, the Manager selects and reviews the Fund's investments and provides executive and other personnel for the management of the Trust. Pursuant to the Trust's Agreement and Declaration of Trust, the Board of Trustees supervises the affairs of the Trust as conducted by the Manager. The Manager received 0.80% of the average net assets of the Fund during the fiscal year ended February 29, 2000 as compensation for advisory services rendered during that year. Effective February 1, 2000, the Manager agreed to reduce the management fee to the annual rate of 0.75% of the Fund's average daily net assets.

      Mr. Richard Mayo is primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Mayo serves as President - Domestic Active of the Trust and is a founding member of the Manager. He has been a portfolio manager for more than twenty-five years and has been employed by the Manager in such capacity since its inception in 1977.

      CUSTODIAN, TRANSFER, AND DIVIDEND PAYING AGENT. State Street Bank and Trust Company ("State Street Bank"), 225 Franklin Street, Boston, Massachusetts, serves as custodian for the Fund. Boston Financial Data Services, Inc. (BFDS), Two Heritage Drive, Quincy, Massachusetts, serves as transfer agent and dividend paying agent for the Fund.



DISTRIBUTIONS, REINVESTMENT AND TAXES

THE FUND INTENDS TO PAY DIVIDENDS QUARTERLY FROM NET INVESTMENT INCOME AND TO DISTRIBUTE ANNUALLY ANY NET REALIZED CAPITAL GAINS. Unless a shareholder otherwise requests, all dividends and distributions are credited to a shareholder's account as full and fractional shares of the Fund at the net asset value in effect as of the dividend or distribution date. Shareholders may elect to receive in cash all of their future dividends and distributions on shares of the Fund by so notifying the Trust in writing. Such an election may be changed at any time by subsequent written notice to the Trust.

      It is the policy of the Fund each year to distribute to shareholders substantially all of its net investment income and gains and to meet all applicable requirements of the Internal Revenue Code of 1986, as amended (the


================================================================================

PELICAN FUND                                                                   7

"Code"), for qualifying as a regulated investment company in order for the Fund to be relieved of liability for federal income taxes.

      For those shareholders subject to federal income tax, dividends and capital gain distributions are taxable whether credited in shares or paid in cash.


      Dividends from net investment income and distributions of net short-term gains (i.e., net gains from securities held for not more than a year) are taxable as ordinary income to shareholders subject to tax. Distributions properly designated by the Fund as deriving from net gains on securities held for more than 12 months will generally be taxable for federal income tax purposes as such to shareholders subject to tax (generally at a 20% rate for noncorporate shareholders), regardless of how long they have held their shares. The fund will provide federal tax information annually, including information about dividends paid during the preceding year.


      Dividends and distributions on the Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized or realized but not distributed.

      The Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased.


      In addition, the Fund's investment in foreign securities, foreign currencies, debt obligations issued or purchased at a discount, assets "marked to the market" for federal income tax purposes and, potentially, so-called "indexed securities" (including inflation indexed bonds) may increase or accelerate the Fund's recognition of taxable income, including the recognition of taxable income in excess of the cash generated by such investments. These investments may, therefore, affect the timing or amount of the Fund's distributions and may cause the Fund to liquidate other investments at a time when it is not advantageous to do so to satisfy the requirements to be a regulated investment company.


      Any gain resulting from the sale or exchange of your shares will generally also be subject to tax.

      The foregoing is a general summary of the federal income tax consequences for shareholders who are U.S. citizens, residents or domestic corporations. Shareholders should consult their own tax advisers about the precise tax consequences of an investment in the Fund in light of each shareholder's particular tax situation. Shareholders should also consult their own tax advisers about consequences under foreign, state, local or other applicable tax laws (including possible liability for federal alternative minimum tax). The Fund will report the federal income tax status of all distributions to shareholders annually.


================================================================================
8                                                                   PELICAN FUND

HOW TO PURCHASE SHARES



SHARES OF THE FUND MAY BE PURCHASED DIRECTLY FROM THE TRUST OR ITS AGENT WITHOUT ANY SALES CHARGE OR UNDERWRITING COMMISSIONS ON ANY DAY WHEN THE NEW YORK STOCK EXCHANGE IS OPEN FOR BUSINESS.


      To buy shares: Complete an account application and mail with your check to the address below. Call the Fund at 1-800-447-3167 between 9:00 a.m. and 5:00 p.m. Boston time for instructions or to request an account application.


      Pelican Fund
      Boston Financial Data Services
      P.O. Box 8120
      Boston, MA  02266-8120


To buy shares by wire, call the Fund at 1-800-447-3167 for instructions. You must complete an account application before your initial purchase of shares. Send the wire to:

      State Street Bank and Trust Company
      Boston, Massachusetts
      ABA# 011 000 028
      Attn:  Mutual Fund Division, Pelican Fund
      Include your shareholder account number.


      The Fund reserves the right to refuse additional investments at any time and may limit the size of individual accounts. Shareholders of the Fund will continue to be able to reinvest dividend and capital gain distributions without limitation. The minimum initial investment in the Fund is $5,000; there is no required minimum for additional purchases of Fund shares. An initial investment of at least $1,000 must be made in connection with the establishment of a Keogh plan; there is no minimum in connection with an individual retirement account
(IRA). The minimum initial investment amount may be changed by the Trustees at any time.


      The price at which a purchase order is filled in full and fractional shares of the Fund is the net asset value per share of the Fund next determined after a properly completed application and payment are received at the Fund's office. See "How Shares Are Priced" below.

      Subject to limitations described in the Statement of Additional Information, the Fund may accept securities as payment for shares of the Fund (in lieu of payment by check or wire). An investor should not under any circumstances send cash to the Fund as payment for Fund shares.

      Shares of the Fund are maintained under an open account arrangement, and no share certificates are expected to be issued. After each transaction that affects the number of shares in an open account, a confirmation will be mailed to the address in which the account is registered that discloses the current balance of shares owned. The Fund reserves the right


================================================================================

PELICAN FUND                                                                   9
to charge a fee for providing duplicate information.


      Shares of the Fund may be purchased for tax-sheltered retirement plans, including Keogh plans for self-employed individuals and partnerships (if the investor has a relationship with a plan trustee), employer defined-contribution plans, individual retirement accounts (IRAs), and Simplified Employee Pension Plans (SEPPs). Further details and prototype plans are available from the Fund. An investor should consult a competent tax or other adviser as to the suitability of shares of the Fund as a vehicle for funding a plan, in whole or in part, under the Employee Retirement Income Security Act of 1974 and as to the eligibility requirements for a specific plan and its state tax as well as federal tax aspects.

      All purchase orders are subject to acceptance by the Fund, which may refuse any purchase order or suspend the offering of shares of the Fund at any time. Brokers and agents may be authorized to accept orders on the Fund's behalf and investors may be charged a fee to effect a transaction through a broker or agent.


      Reminders to make regularly scheduled investments will be sent to shareholders upon their request, with no obligation to invest at any time.


HOW TO REDEEM SHARES


SHAREHOLDERS HAVE THE RIGHT TO REDEEM THEIR SHARES AT THE NET ASSET VALUE PER SHARE NEXT DETERMINED AFTER RECEIPT BY STATE STREET BANK ON THE FUND'S BEHALF OF AN APPROPRIATE WRITTEN REQUEST FOR REDEMPTION TOGETHER WITH SHARE CERTIFICATES, IF ANY, PROPERLY ENDORSED WITH SIGNATURES GUARANTEED (SEE BELOW). Shareholders may also redeem shares by telephone, as further described below. The value of shares at redemption depends upon the market value of the Fund's portfolio at the time of redemption and may be more or less than the cost to the shareholder.


     A written request for redemption should specify the shareholder's account number and the number of shares to be redeemed and should normally be signed by the person or persons in whose name or names the account is registered or, in the case of the death of a shareholder, by the legal successor of the shareholder. Written redemption requests for shares held by tax-sheltered retirement plans must be submitted by the trustees or custodians of such plans rather than by the plan participants. The Fund will require proof of the authenticity of signatures and in certain cases proof of authority of the signers.


================================================================================
10                                                                  PELICAN FUND

      For shareholder protection, all signatures on written requests for redemption or transfer of ownership and endorsements of any issued share certificates or stock powers that accompany such certificates must be guaranteed by a national bank or trust company, a member of the Federal Reserve System, a savings bank or savings and loan association, or a member of the National Association of Securities Dealers, Inc. or of the New York, American, Boston, Midwest, or Pacific Stock Exchanges. A signature "verification" by a savings bank or savings and loan association or notarization by a notary public is not acceptable.


      A signature guarantee is required to establish telephone redemption on any account after it has been opened. A signature guarantee will not be required to establish the telephone redemption option so long as this option is selected at the time of an initial account application; election of the privilege at a later date will require completion of an appropriate form accompanied by a signature guarantee.


      Shareholders who elect the telephone redemption option on their application may redeem, without extra charge, $5,000 or more from their account by telephone, and the proceeds will be sent by wire transfer to the shareholder's previously designated bank account within the United States. The account must be with a bank that is a member of the Federal Reserve System or that has a correspondent banking relationship with a member bank. All telephone redemption requests will be recorded.

      For telephone redemptions,
        call 1-800-447-3167
        between 9:00 a.m. and 5:00 p.m.
        Boston time.
        Please specify the Pelican Fund.


      A redemption request received by telephone in proper form by the Fund before 4:00 p.m. Boston time on any business day will become effective at 4:00 p.m. that day and the proceeds of such redemption will be wired on the next business day, but if making immediate payment could adversely affect the Fund, it may take up to seven days for payment to be made.


      The shareholder is solely responsible for the authenticity of redemption instructions received by telephone that the Fund reasonably believes to be genuine. The Fund will accept such instructions from anyone able to provide information on an account. The Fund is not responsible for losses due to unauthorized or fraudulent telephone instructions unless it fails to employ reasonable procedures to assure the genuine nature of the redemption request, such as recording the redemption request.

      When shares are redeemed, a check in payment will normally be mailed within seven days. However, a redemption check will not be mailed until all checks received by the Fund in payment for shares to be redeemed have cleared (check clearance may take up to 15 days). A shareholder may avoid this delay by paying for shares with a certified check or by making investments by wire as described above.


================================================================================

PELICAN FUND                                                                  11

The Fund and State Street Bank each reserve the right at any time to terminate, suspend or change the terms of any redemption method, except redemption by mail.

      If a request for redemption would reduce a shareholder's shares in the Fund to a value of $1,000 or less, the Fund will treat the request as a request for redemption of all the shares of the Fund in the shareholder's account. Upon sixty days advance written notice, the Fund also has the right to redeem shares in a shareholder's account which is valued at less than $2,500 for sixty days or more due to redemptions. During such sixty day period, the shareholder may avoid such redemption by increasing his or her account to the $2,500 minimum.

      SYSTEMATIC WITHDRAWAL PLAN. Eligible shareholders who wish to receive a fixed amount periodically may elect to participate in the Systematic Withdrawal Plan. A shareholder whose account contains shares of the Fund worth $5,000 or more may elect to receive automatic payments of $100 or more each quarter. A shareholder whose account contains shares of the Fund worth at least $10,000 may elect to receive monthly payments of $100 or more. Please contact the Fund for further information about and application materials for


HOW SHARES ARE PRICED


THE NET ASSET VALUE OF A SHARE IS DETERMINED FOR THE FUND ONCE ON EACH DAY ON WHICH THE NEW YORK STOCK EXCHANGE IS OPEN. THE FUND MAY NOT DETERMINE ITS NET ASSET VALUE ON DAYS DURING WHICH NO SECURITY IS TENDERED FOR REDEMPTION AND NO ORDER TO PURCHASE OR SELL SUCH SECURITY IS RECEIVED BY THE FUND. The Fund's net asset value is determined as of 4:00 p.m., New York City time. The Fund's net asset value is determined by dividing the total market value of the Fund's portfolio investments and other assets, less any liabilities, by the total outstanding shares of the Fund. Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day or, if there is no such reported sale, at the most recent quoted bid price. However, for those securities that are listed on an exchange but that exchange is less relevant in determining the market value of such securities than is the private market, a broker bid will be used. Criteria for relevance include where the securities are principally traded and what their intended market for disposition is. Price information on listed securities is generally taken from the closing price on the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price, except that debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, unless circumstances dictate otherwise. Circumstances may dictate otherwise, among other times, when the issuer's creditworthiness has become impaired.



================================================================================
12                                                                  PELICAN FUND

All other fixed income securities (which include bonds, loans and structured notes) and options thereon are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager. While the Manager evaluates such primary pricing sources on an ongoing basis, and may change any pricing source at any time, the Manager will not normally evaluate the prices supplied by the pricing sources on a day-to-day basis. However, the Manager is kept informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has the power to override any price supplied by a source (by taking a price supplied from another) because of such price activity or because the Manager has other reasons to suspect that a price supplied may not be reliable.

      Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees or persons acting at their direction. The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at current exchange rates or at such other rates as the Trustees may determine in computing net asset value.


================================================================================

PELICAN FUND                                                                  13

FINANCIAL HIGHLIGHTS


                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                       YEAR ENDED FEBRUARY 28/29,
                                            2000       1999      1998      1997      1996
Net asset value, beginning of period       $15.73      $17.78    $16.31    $14.52    $11.99
                                           ------      ------    ------    ------    ------
Income from investment operations:
  Net investment income                      0.30        0.30      0.32      0.33      0.31
  Net realized and unrealized gain/(loss)   (0.78)       0.43      4.13      2.27      3.04
                                           ------      ------    ------    ------    ------

    Total from investment operations         0.48        0.73      4.45      2.60      3.35
                                           ------      ------    ------    ------    ------

Less distributions to shareholders:
  From net investment income                (0.36)      (0.31)    (0.40)    (0.27)    (0.29)
  From net realized gains                   (3.74)      (2.47)    (2.58)    (0.54)    (0.53)
                                           ------      ------    ------    ------    ------

    Total distributions                     (4.10)      (2.78)    (2.98)    (0.81)    (0.82)
                                           ------      ------    ------    ------    ------

Net asset value, end of period             $11.15      $15.73    $17.78    $16.31    $14.52
                                           ======      ======    ======    ======    ======
Total Return(a)                             (5.80)%      3.89%    28.97%    18.60%    25.58%

Ratios/Supplementary Data:

  Net assets, end of period (000's)      $117,033    $223,937  $236,286  $207,369  $177,238
  Net expenses to average daily
    net assets                                0.93%      0.95%     0.95%     0.95%     1.05%
  Net investment income to
    average daily net assets                  1.79%      1.68%     1.77%     2.10%     2.42%
  Portfolio turnover rate                       32%        34%       28%       27%       32%
  Fees and expenses voluntarily waived
    or borne by the manager consisted of
    the following per share amounts:         $0.02      $0.01     $0.01     $0.01      $ --


      (a) The total returns would have been lower had certain expenses not been waived during the periods shown.

      The financial highlights table is designed to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the Fund's Annual Report, which is incorporated by reference in the Fund's Statement of Additional Information and available upon request.


================================================================================
14                                                                 PELICAN FUND

NOTES


================================================================================

PELICAN FUND                                                                  15

NOTES



================================================================================
16                                                                  PELICAN FUND

NOTES


================================================================================

PELICAN FUND                                                                  17

ADDITIONAL INFORMATION



      Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The Fund's annual and semi-annual reports, and the Fund's Statement of Additional Information dated June 30, 2000, as revised from time to time, are available free of charge by writing to GMO, 40 Rowes Wharf, Boston, Massachusetts 02110 or by calling collect (617) 346-7600. The Statement, which contains more detailed information about the Fund, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus.


      Information about the Fund (including the Statement) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. Reports and other information about the Funds are available on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009.


DISTRIBUTOR

                             Funds Distributor, Inc.
                                 60 State Street
                           Boston, Massachusetts 02109


SHAREHOLDER INQUIRIES


      Shareholders may direct inquiries to:

                                  Pelican Fund
                   c/o Grantham, Mayo, Van Otterloo & Co. LLC
                                 40 Rowes Wharf
                           Boston, Massachusetts 02110
                         (1-617-346-7600) (CALL COLLECT)

      For price, share position, or information on account activity, please call: 1-800-447-3167


                                        INVESTMENT COMPANY ACT FILE NO. 811-1347

GMO TRUST                                                          Prospectus
                                                                   June 30, 2000


* FUNDAMENTAL VALUE FUND













                                            ____________________________________

                                            *    GMO TRUST OFFERS A BROAD
                                                 SELECTION OF INVESTMENT
                                                 ALTERNATIVES TO INVESTORS.

                                            *    INFORMATION ABOUT OTHER FUNDS
                                                 OFFERED BY GMO TRUST IS
                                                 CONTAINED IN SEPARATE
                                                 PROSPECTUSES.





GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC
40 ROWES WHARF * BOSTON, MASSACHUSETTS 02110


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS



SUMMARY OF FUND OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES................ 1
SUMMARY OF PRINCIPAL RISKS.................................................... 3
FEES AND EXPENSES............................................................. 5
BENCHMARKS AND INDEXES........................................................ 5
MANAGEMENT OF THE FUND........................................................ 5
DETERMINATION OF NET ASSET VALUE.............................................. 6
HOW TO PURCHASE SHARES........................................................ 7
HOW TO REDEEM SHARES.......................................................... 8
DISTRIBUTIONS AND TAXES....................................................... 9
FINANCIAL HIGHLIGHTS..........................................................10
ADDITIONAL INFORMATION............................................... BACK COVER
SHAREHOLDER INQUIRIES................................................ BACK COVER
DISTRIBUTOR.......................................................... BACK COVER

                                   SUMMARY OF
               FUND OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES


         The following summary describes the Fundamental Value Fund's investment objective and principal investment strategies. The Fund may make other investments and engage in other investment strategies that are not specifically described in the summary. More information about the Fund's possible investments and strategies is set forth in the Statement of Additional Information. See the back cover of this Prospectus for information about how to receive the Statement of Additional Information. Unless described as fundamental in this Prospectus or in the Statement of Additional Information, the Fund's investment objective and policies may be changed by the Trustees without shareholder approval.

         In the Fund summary that follows, it is noted that the Fund will "invest primarily in" a particular type of securities or other assets. Investors should understand that this Prospectus uses the word "invest" to mean not only direct investment in a particular asset but also indirect investment in or exposure to the asset through the use of derivatives and related instruments.

         Investing in mutual funds involves risk. The Fund is subject to certain risks based on the types of investments in the Fund's portfolio and on the investment strategies the Fund employs. Investors should refer to the SUMMARY OF PRINCIPAL RISKS in the Prospectus at page 3 for a discussion of the principal risks of investing in the Fund. See the Statement of Additional Information for additional information about the risks of Fund investments and strategies. The Fund's shares described herein may not be available for purchase in all states. This Prospectus is not an offering in any state where an offering may not lawfully be made.

         It is important for you to note:

         *    You may lose money on an investment in the Fund.

         * An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

--------------------------------------------------------------------------------
GMO FUNDAMENTAL VALUE FUND                                   Fund Codes
--------------------------------------------------------------------------------
                                                 Ticker     Symbol     Cusip
                                                 ------     ------     -----
                                   Class III       N/A       N/A     362007 65 0
--------------------------------------------------------------------------------
Fund Inception Date: 10/31/91

                  OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

         INVESTMENT OBJECTIVE: The GMO Fundamental Value Fund seeks long term capital growth primarily through investments in stocks of approximately 20-30 companies. The Fund's current benchmark is the S&P 500 Index.

         INVESTMENT UNIVERSE: The Fund invests primarily in companies chosen from the Russell 3000 Index.

         PRINCIPAL INVESTMENTS: The Fund normally invests in stocks of U.S. companies the Manager believes represent favorable values relative to their market prices. The Fund's portfolio will normally consist of approximately 20-25 stocks and the Fund generally limits investment in any one stock to 10% of the Fund's total assets. Occasionally, the Fund may hold up to 30 stocks. Although the Fund intends to be fully invested, transactions in stocks may require the Fund to hold a portion of its assets in cash for short periods of time pending reinvestment. The Fund does not take temporary defensive positions by holding cash or investing in money market instruments.

         METHODOLOGY/PORTFOLIO CONSTRUCTION: The Manager uses a bottom-up approach to select stocks for the Fund. The Manager employs fundamental investment principals and traditional portfolio analysis to analyze the companies in the Russell 3000 Index that the Manager believes represent favorable value relative to their price. Companies whose stocks trade below fair value are candidates for selection for the Fund's portfolio. Fair value is determined by evaluating the company's earnings stream, its asset value or franchise value.

         RISKS: The most significant risks of an investment in the Fund are Market Risk (including Value Securities Risk) and Non-Diversification Risk. For more information about these risks and other principal risks of an investment in the Fund, see "Summary of Principal Risks" on page 3.

                                   PERFORMANCE

         The performance information below helps to show the risks of investing in the Fund. The bar chart to the left shows changes in the Fund's annual total returns from year to year for the periods shown. Purchase premiums in effect through December 31, 1999 are not reflected in the bar chart; if reflected, the returns would be lower. The table to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. See "Benchmarks and Indexes" for a description of the index. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any expenses. The Fund's current operating policies and investment strategies differ substantially from those in effect during the periods represented in the chart and the table. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE PERFORMANCE.

                              [GRAPH PERFORMANCE]

                     Total Annual Return/Class III Shares
                           Years Ended December 31
                        1992                    13.92%
                        1993                    22.46%
                        1994                     3.56%
                        1995                    30.58%
                        1996                    22.79%
                        1997                    28.75%
                        1998                    10.11%
                        1999                    37.23%

                        Highest Quarter: 18.10% (4Q1999)
                        Lowest Quarter: -9.99% (3Q1998)
                        Year to Date (as of 3/31/00): 15.59%

                           Average Annual Total Return
                        Periods Ending December 31, 1999
            ---------------------------------------------------------
                            1 Year      5 Years    10 Years    Incept.
                                                             10/31/91
            ---------------------------------------------------------
            Class III     37.03%*      25.50%       N/A       20.72%
            ---------------------------------------------------------
            S&P 500       21.04%       28.54%       N/A       20.23%
            ---------------------------------------------------------

* Since July 17, 1999, the Fund's asset level has been less than $1,000,000. Prior to that date, and during the period from July 17 to November 3, 1999, the Fund had operating policies different from current policies. These factors contributed to the Fund's outperforming its benchmark during the period from July 17 to December 31, 1999. The Fund's outperformance during these periods is not representative of the Fund's prior performance and is not an indication of future performance.

                           SUMMARY OF PRINCIPAL RISKS

         The value of your investment in the Fund changes with the values of the Fund's investment. Many factors can affect those values, and you can lose money by investing in the Fund. Factors that may affect the portfolio as a whole are called "principal risks" and are summarized in this section. This summary describes the nature of these risks but is not intended to include every potential risk. The Fund could be subject to additional risks because types of investments made by the Fund change over time. The Statement of Additional Information includes more information about the Fund and its investments.

         * MARKET RISK. The Fund is subject to market risk, which is the risk of unfavorable market-induced changes in the value of the securities owned by the Fund. General market risks associated with investments in equity and fixed income securities include the following:

         Equity Securities. A principal risk of a Fund that invests a substantial portion of its assets in equity securities is that those equity securities will decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The values of equity securities may decline for a number of reasons which directly relate to the issuing company, such as management performance, financial leverage and reduced demand for the issuer's goods or services. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions which are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally.

         The Fundamental Value Fund maintains substantial exposure to equities and generally does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its shares, as well as periods of poor performance.

         Value Securities Risk. Some equity securities (generally referred to as "value securities") are purchased primarily because they are selling at a price lower than what is believed to be their true value and not necessarily because the issuing companies are expected to experience significant earnings growth. These securities bear the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be out of favor, or that the market does not recognize the value of the company, such that the price of its securities may decline or may not approach the value that the Manager anticipates. Since value criteria are used extensively by the Manager, these risks are particularly pronounced for the Fundamental Value Fund, which invests primarily in value securities.

         Growth Securities Risk. Certain equity securities (generally known as "growth securities") are purchased primarily because it is believed that they will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other types of stocks. Growth securities are often more sensitive to general market movements than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. At times when it appears that these expectations may not be met, growth stock prices typically fall. The Fundamental Value Fund, which may invest to a limited extent in growth securities is subject to these risks.

         * LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell due to a limited market or to legal restrictions, such that the Fund may be prevented from selling particular securities at the price at which the Fund values them. The Fundamental Value Fund, like nearly all mutual funds, is subject to some liquidity risk.

         * NON-DIVERSIFICATION RISK. Most analysts believe that overall risk can be reduced through diversification, while concentration of investments in a small number of securities increases risk. The Fundamental Value Fund is not "diversified" within the meaning of the 1940 Act. This means that the Fund is allowed to invest in a relatively small number of issuers and/or foreign currencies with greater concentration of risk. As a result, credit, market and other risks associated with the Fund's investment strategies or techniques may be more pronounced for the Fund.

         * MANAGEMENT RISK. The Fundamental Value Fund is subject to management risk because it relies on the Manager's ability to pursue its objective. The Manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. As noted above, the Manager may also fail to use derivatives effectively, for example, choosing to hedge or not to hedge positions precisely when it is least advantageous to do so. As indicated above, however, the Fund is generally not subject to the risk of market timing because it generally stays fully invested in the stocks and other permitted investments described above.

                                FEES AND EXPENSES

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund:


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
         (as a percentage of average net assets)

         Management Fee................................................  0.60%
         Shareholder Service Fee.......................................  0.15%
         Other Expenses................................................  3.52%
                                                                         ----
         Total Annual Operating Expenses...............................  4.27%
         Expense Reimbursement(1)......................................  3.52%
                                                                         ----
         NET ANNUAL EXPENSES...........................................  0.75%

(1) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2001 to the extent that the Fund's total annual operating expenses (excluding Shareholder Service Fees, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses and transfer taxes) would otherwise exceed 0.60% of the Fund's daily net assets.

EXAMPLE:

         The example below illustrates the expenses you would incur on a $10,000 investment in the Fund over the stated periods, assuming your investment had a 5% return each year and the Fund's operating expenses remained the same (with or without redemption at the end of each time period). The example is for comparative purposes only and does not represent past or future expenses or performance. Actual expenses and performance may be higher or lower. Except as otherwise noted, the expenses shown assume no reimbursement of expenses by the Manager.

                  1 Year (after reimbursement).......... $   77
                  3 Years............................... $  973
                  5 Years............................... $1,883
                  10 Years.............................. $4,217


                             BENCHMARKS AND INDEXES

         The Fund's benchmark is the Standard & Poor's 500 Stock Index (the "S&P 500"), a well-known U.S. large capitalization stock index maintained and published by Standard & Poor's. The Manager may change the Fund's benchmark from time to time. The Fund is not an "index" fund and the composition of the Fund's portfolio may differ from the benchmark.

                             MANAGEMENT OF THE FUND

         Grantham, Mayo, Van Otterloo & Co., LLC, 40 Rowes Wharf, Boston, Massachusetts 02110 provides investment advisory services to the GMO Funds. GMO is a private company, founded in 1977. As of May 31, 2000, GMO managed more than $22 billion for institutional investors such as pension plans, endowments, foundations and the GMO Funds.

         Subject to the approval of the Trust's board of trustees, the Manager establishes and modifies when necessary the investment strategies of the Fund. In addition to its management services to the Fund, the Manager administers the Fund's business affairs. For the fiscal year ended February 29, 2000, the Manager received as compensation for management services rendered in that year (after any applicable waivers or reimbursements), 0.49% of the Fund's average daily net assets.

         The Fund pays the Manager a shareholder service fee for providing direct client service and reporting, such as performance information reporting, client account information, personal and electronic access to Fund information, access to analysis and explanations of Fund reports and assistance to correct and maintain client-related information.

         Mr. Richard A. Mayo has been primarily responsible for the day-to-day management of the Fund since its inception. Mr. Mayo is President of the U.S. Active division of the Trust and is a founding member of the Manager. He has been a portfolio manager for more than twenty-five years and has been employed by the Manager in such capacity since its inception in 1977.

CUSTODIAN AND TRANSFER AGENT

         Investors Bank & Trust Company, 200 Clarendon Street, Boston, Massachusetts 02116, serves as the Fund's custodian and transfer agent.

                        DETERMINATION OF NET ASSET VALUE

         The net asset value or "NAV" of a share is determined as of the close of regular trading on the New York Stock Exchange ("NYSE"), generally 4:00 p.m. New York City time. The Fund may not determine its NAV on days during which no security is tendered for redemption and no order to purchase or sell such security is received by the Fund. The Fund's net asset value is determined by dividing the total market value of the Fund's portfolio investments and other assets, less any liabilities, by the total outstanding shares of the Fund. The market value of the Fund's investments is generally determined as follows:

Exchange listed securities

         *    Last sale price or

         *    Most recent bid price (if no reported sale) or

         * Broker bid (if the private market is more relevant in determining market value than the exchange), based on where the securities are principally traded and what their intended disposition is

Unlisted securities (if market quotations are readily available)

         *    Most recent quoted bid price

Certain debt obligations (if less than sixty days remain until maturity)

         * Amortized cost (unless circumstances dictate otherwise; for example, if the issuer's creditworthiness has become impaired)

All other assets and securities (if no quotations are readily available)

         * Fair value as determined in good faith by the Trustees or persons acting at their direction

         The Manager evaluates primary pricing sources on an ongoing basis, and may change any pricing source at any time. However, the Manager will not normally evaluate the prices supplied by the pricing sources on a day-to-day basis. The Manager is kept informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and may in its discretion override any price supplied by a source (by taking a price supplied from another) because of such price activity or because the Manager has other reasons to believe that a price supplied may not be reliable. Certain securities may be valued on the basis of a price provided by a principal market maker. Prices provided by principal market makers may vary from the value that would be realized if the securities were sold.

         The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at current exchange rates or at such other rates as the Trustees or persons acting in their direction may determine in computing net asset value. Fluctuations in the value of foreign currencies in relation to the U.S. dollar will affect the net asset value of shares of the Fund even though there has not been any change in the values of such securities and options measured in terms of the foreign currencies in which they are denominated.

         Foreign exchanges and securities markets usually close prior to the time the NYSE closes and values of foreign options and foreign securities will be determined as of those earlier closings. Events affecting the values of foreign securities may occasionally occur between the earlier closings and the closing of the NYSE which will not be reflected in the computation of the Fund's net asset value. If an event materially affecting the value of foreign securities occurs during that period, then those securities may be valued at fair value as determined in good faith by the Trustees or persons acting at their direction. In addition, because the Fund may hold portfolio securities listed on foreign exchanges which may trade on days on which the NYSE is closed, the net asset value of the Fund's shares may be significantly affected on days when investors will have no ability to redeem their shares in the Fund.

                             HOW TO PURCHASE SHARES

         You may purchase the Fund's shares from the Trust on any day when the NYSE is open for business. In addition, brokers and agents are authorized to accept purchase and redemption orders on the Fund's behalf. To obtain a purchase order form, call the Trust at (617) 346-7646 or your broker or agent. Investors may be charged a fee to effect transactions through a broker or agent. The minimum initial investment in the Fund is $1 million. There is no minimum amount for subsequent purchases. The Fund may waive the initial minimum investment amount for certain accounts.

         PURCHASE POLICIES. Before a purchase order will be acted upon by the Trust, the Trust must determine that the purchase order is in "good order." A purchase order is in "good order" if:

         * a completed purchase order, containing the following information, is submitted to the Trust or its agent:

              - signature exactly in accordance with the form of registration

              -    the exact name in which the shares are registered

              -    the investor's account number

              - the number of shares or the dollar amount of shares to be purchased

         * the purchase order is received and accepted by the Trust or its agent (the Trust reserves the right to reject any order)

         * payment (by check or wire) for the purchase is received before 4:00 p.m. on the day the purchase order is accepted

              - if an investor provides adequate written assurances of intention to pay, the Trust may extend settlement up to four business days.

         The purchase price of a share of the Fund is the net asset value per share next determined after the purchase order is determined to be in "good order." Purchase order forms received by the Trust or its agent after the deadline will be honored on the next following business day, and the purchase price will be effected based on the net asset value per share computed on that day.

         SUBMITTING YOUR PURCHASE ORDER FORM. Completed purchase order forms can be submitted by MAIL or by FACSIMILE to the Trust at:

                                    GMO Trust
                   c/o Grantham, Mayo, Van Otterloo & Co. LLC
                                 40 Rowes Wharf
                           Boston, Massachusetts 02110
                            Facsimile: (617) 439-4192
                         Attention: Shareholder Services

         Call the Trust at (617) 346-7646 to CONFIRM RECEIPT of your purchase order form. Do not send cash, checks or securities directly to the Trust.

         FUNDING YOUR INVESTMENT. You may purchase shares:

         *    with cash (via check or wire transfer)

              - BY WIRE. Instruct your bank to wire the amount of your investment to:

                      Investors Bank & Trust Company, Boston, Massachusetts
                                        ABA#: 011-001-438
                                      Attn: Transfer Agent
                             Credit: GMO Deposit Account 55555-4444
                      Further credit: GMO Fund/shareholder name and number

              - BY CHECK. All checks must be made payable to the Fund or to GMO Trust. The Trust will NOT accept any checks payable to a third party which have been endorsed by the payee to the Trust. Mail the check to:

                   By U.S. postal service:                 By overnight courier:
                   ----------------------                  --------------------

                   Investors Bank & Trust Company          Investors Bank & Trust Company
                   GMO Transfer Agent MFD 23               GMO Transfer Agent MFD 23
                   P.O. Box 9130                           200 Clarendon Street, 16th Floor
                   200 Clarendon Street, 16th Floor        Boston, MA 02117-9130
                   Boston, MA 02117-9130

         *    by exchange (from another GMO product)

              - written instruction should be sent to GMO Trust's Shareholder Services at (617) 439-4192 (facsimile)

         *    in exchange for securities acceptable to the Manager

              - securities must be approved by the Manager prior to transfer to the Fund

              - securities will be valued as set forth under "Determination of Net Asset Value" on page 6

         *    by a combination of cash and securities

                              HOW TO REDEEM SHARES

         You may redeem shares of the Fund on any day when the NYSE is open for business.

         REDEMPTION POLICIES. Payment on redemption will be made as promptly as possible (generally on the next business day) and no later than seven days (subject to the exceptions noted below) after the request for redemption is received by the Trust or its agent in "good order."

         A redemption request is in "good order" if it:

         * is received by the Trust or its agent prior to the close of regular trading on the NYSE (generally 4:00 p.m. New York City time)

         *    is signed exactly in accordance with the form of registration

         *    includes the exact name in which the shares are registered

         *    includes the investor's account number

         * includes the number of shares or the dollar amount of shares to be redeemed

         Redemption requests received by the Trust or its agent after the deadline will be honored on the next following business day, and the redemption will be effected based on the net asset value per share computed on that day. The redemption price is the net asset value per share next determined after the redemption request is determined to be in "good order. "

         If the Manager determines, in its sole discretion, that it would be detrimental to the best interests of the remaining shareholders to make a redemption payment wholly or partly in cash, the Fund may pay the redemption price in whole or in part by a distribution in-kind of securities held by the Fund instead of cash.

         If a redemption is made in cash:

         * payment will be made in federal funds transferred to the account designated in writing by authorized persons

              - designation of additional accounts and any change in the accounts originally designated must be made in writing.

         * upon request, payment will be made by check mailed to the registration address

         If a redemption is made in-kind, it is important for you to note:

         * securities used to redeem Fund shares will be valued as set forth under "Determination of Net Asset Value" on page 6

         * securities distributed by the Fund will be selected by the Manager in light of the Fund's objective and will not generally represent a pro rata distribution of each security held in the Fund's portfolio

         * to the extent available, in-kind redemptions will be of readily marketable securities

         * you may incur brokerage charges on the sale of any securities received as a result of an in-kind redemption

         * in-kind redemptions will be transferred and delivered by the Trust as directed by you

         The Fund may suspend the right of redemption and may postpone payment for more than seven days:

         *    if the NYSE is closed for other than weekends or holidays

         *    during periods when trading on the NYSE is restricted

         * during an emergency which makes it impracticable for the Fund to dispose of its securities or to fairly determine the net asset value of the Fund

         * during any other period permitted by the Securities and Exchange Commission for the protection of investors.

         SUBMITTING YOUR REDEMPTION REQUEST. Redemption requests can be submitted by MAIL or by FACSIMILE to the Trust at the address/facsimile number set forth under "How to Purchase Shares -- Submitting Your Purchase Order Form." Redemption requests submitted by mail are "received" by the Trust when actually delivered to the Trust or its agent. Call the Trust at (617) 346-7646 to CONFIRM RECEIPT of redemption requests.


                             DISTRIBUTIONS AND TAXES

         The Fund's policy is to declare and pay distributions of its dividends and interest quarterly. The Fund also intends to distribute net gains from the sale of securities held for not more than one year ("net short-term capital gains") and net gains from the sale of securities held for more than one year ("net long-term capital gains") at least annually. The Fund is treated as a taxable entity for federal income tax purposes and intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

         All dividends and/or distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash. There is no purchase premium on reinvested dividends or distributions. Shareholders may make this election by marking the appropriate box on the application or by writing to the Trust.

         It is important for you to note:

         * Fund distributions derived from interest, dividends and certain other income, including in general short-term capital gains, will be taxable as ordinary income to shareholders subject to federal income tax whether paid in cash or in shares. Properly designated Fund distributions derived from net long-term capital gains will be taxable as such (generally at a 20% federal rate for noncorporate shareholders whether paid in cash or in shares).

         * Distributions by the Fund result in a reduction in the net asset value of the Fund's shares. If a distribution reduces the net asset value of a shareholder's shares below a shareholder's cost basis in those shares, such distribution may be taxable to the shareholder, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, if you buy shares just prior to a taxable distribution by the Fund, you will pay the full price of the shares (including the value of the pending distribution) and then receive a portion of the price back as a taxable distribution.

         * Any gain resulting from the sale, exchange or redemption of your shares will generally also be subject to tax.

         The above is a general summary of the principal federal income tax consequences of investing in the Fund for shareholders who are U.S. citizens, residents or domestic corporations. You should consult your own tax advisors about the precise tax consequences of an investment in the Fund in light of your particular tax situation, including possible foreign, state, local or other applicable tax laws (including the federal alternative minimum tax).

                              FINANCIAL HIGHLIGHTS
           (FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

         The financial highlight table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the Trust's Annual Reports, which are incorporated by reference in the Statement of Additional Information and available upon request.

                                                           ----------------------------------------------------
                                                                         Year Ended February 28/29,
                                                           ----------------------------------------------------
                                                            2000       1999       1998        1997       1996
                                                           ------    -------    --------    --------   --------

Net asset value, beginning of period.....................  $ 7.07    $ 11.92    $  16.33    $  15.04   $  12.54
                                                           ------    -------    --------    --------   --------
Income from investment operations:
   Net investment income.................................    0.13(2)    0.18        0.35        0.33       0.37
   Net realized and unrealized gain......................    1.92       0.19        3.90        2.53       3.26
                                                           ------    -------    --------    --------   --------
       Total from investment operations..................    2.05       0.37        4.25        2.86       3.63
                                                           ------    -------    --------    --------   --------

Less distributions to shareholders:
   From net investment income............................   (1.35)     (0.20)      (0.38)      (0.32)     (0.37)
In excess of net investment income.......................   (0.14)        --          --          --         --
From net realized gains..................................   (0.90)     (5.02)      (8.28)      (1.25)     (0.76)
                                                           ------    -------    -------     --------   --------
   Total distributions...................................   (2.39)   b (5.22)      (8.66)      (1.57)     (1.13)
                                                           ------    --------    -------    --------    -------
Net asset value, end of period...........................  $ 6.73    $  7.07    $  11.92    $  16.33   $  15.04
                                                           ======    =======    ========    ========   ========
Total Return(1)........ .................................   33.16%      2.30%      30.43%      20.03%     29.95%
Ratios/Supplemental Data:
   Net assets, end of period (000s)......................  $  550    $82,062    $127,036    $232,583   $212,428
   Net expenses to average daily net assets..............    0.75%      0.75%       0.75%       0.75%      0.75%
   Net investment income to average daily net assets ....    1.72%      1.67%       1.84%       2.15%      2.61%
   Portfolio turnover rate...............................      54%        34%         21%         25%        34%
Fees and expenses voluntarily waived or borne by
the Manager consisted of the following per share
amounts..................................................  $ 0.01    $  0.02    $   0.04    $   0.02   $   0.01



(1) Total returns would be lower had certain expenses not been waived during the periods shown.

(2) Computed using average shares outstanding through out the period.

                                    GMO TRUST

                             ADDITIONAL INFORMATION

         The Fund's annual and semi-annual reports to shareholders contain additional information about the Fund's investments. The Fund's annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The Fund's annual and semi-annual reports, and the Fund's Statement of Additional Information are available free of charge by writing to GMO, 40 Rowes Wharf, Boston, Massachusetts 02110 or by calling collect (617) 346-7646. The Statement contains more detailed information about the Fund and is incorporated by reference into this Prospectus.

         Investors can review and copy the Prospectus, Statement and reports at the SEC's Public Reference in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Fund are available on the SEC's Internet site at http://www/sec/gpv. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.


                              SHAREHOLDER INQUIRIES

                       Shareholders may request additional
                    information from and direct inquiries to:
                             Shareholder Services at
                     Grantham, Mayo, Van Otterloo & Co. LLC,
                        40 Rowes Wharf, Boston, MA 02110
                          1-617-346-7646 (CALL COLLECT)
                           1-617-439-4192 (FACSIMILE)

                                   DISTRIBUTOR

                             Funds Distributor, Inc.
                                 60 State Street
                           Boston, Massachusetts 02109






                                        INVESTMENT COMPANY ACT FILE NO. 811-4347

                                    GMO TRUST


                       STATEMENT OF ADDITIONAL INFORMATION



                                  June 30, 2000
























This Statement of Additional Information is not a prospectus. It relates to the GMO Trust Prospectus dated June 30, 2000, as amended from time to time thereafter (the "Prospectus"), and should be read in conjunction therewith. Information from the Prospectus is incorporated by reference into this Statement of Additional Information. The Prospectus may be obtained free of charge from GMO Trust, 40 Rowes Wharf, Boston, Massachusetts 02110, or by calling the Trust collect at (617) 346-7646.

                                TABLE OF CONTENTS


                                                                             Page
                                                                             ----
INVESTMENT OBJECTIVES AND POLICIES .....................................       1

DESCRIPTIONS AND RISKS OF FUND INVESTMENTS .............................       1

INVESTMENT RESTRICTIONS ................................................      30

MANAGEMENT OF THE TRUST ................................................      34

INVESTMENT ADVISORY AND OTHER SERVICES .................................      36

PORTFOLIO TRANSACTIONS .................................................      44

DETERMINATION OF NET ASSET VALUE .......................................      46

DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES .......................      46

VOTING RIGHTS ..........................................................      48

SHAREHOLDER AND TRUSTEE LIABILITY ......................................      49

BENEFICIAL OWNERS OF 5% OR MORE OF THE FUND'S SHARES ...................      50

DISTRIBUTIONS ..........................................................      69

TAXES ..................................................................      69

PERFORMANCE INFORMATION ................................................      74

INVESTMENT GUIDELINES ..................................................      77

  U. S. EQUITY FUNDS ...................................................      77
  INTERNATIONAL EQUITY FUNDS ...........................................     108
  FIXED INCOME FUNDS ...................................................     147
  ASSET ALLOCATION FUND ................................................     183

COMMERCIAL PAPER AND CORPORATE DEBT RATINGS ............................     187

FINANCIAL STATEMENTS ...................................................     189

SPECIMEN PRICE MAKE-UP SHEETS ..........................................     190

                       INVESTMENT OBJECTIVES AND POLICIES

      The principal strategies and risks of investing in each Fund are described in the Prospectus. Unless otherwise indicated in the Prospectus or this Statement of Additional Information, the investment objective and policies of the Funds may be changed without shareholder approval.

                   DESCRIPTIONS AND RISKS OF FUND INVESTMENTS

      The following is a detailed description of the various investment practices in which the Funds may engage and the risks associated with their use. Not all Funds may engage in all practices described below. Please refer to "Fund Objectives and Principal Investment Strategies" in the Prospectus and "Investment Guidelines" in this Statement of Additional Information for determination of which practices a particular Fund may engage in. Investors in Asset Allocation Funds should be aware that the Asset Allocation Funds will indirectly participate in the practices engaged in by the underlying Funds in which the Asset Allocation Funds invest, and will therefore be indirectly subject to all risks associated with those practices.

PORTFOLIO TURNOVER

Portfolio turnover is not a limiting factor with respect to investment decisions for the Funds. The historical portfolio turnover rate for each Fund is shown under the heading "Financial Highlights" in the Prospectus.


In any particular year, market conditions may well result in greater rates of portfolio turnover than are presently anticipated. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the relevant Fund, and may involve realization of capital gains that would be taxable when distributed to shareholders of the relevant Fund unless such shareholders are themselves exempt. See "Distributions and Taxes" in the Prospectus and "Distributions" and "Taxes" in this Statement of Additional Information.


DIVERSIFIED AND NON-DIVERSIFIED PORTFOLIOS

It is a fundamental policy of each of the U.S. Core Fund, the Tobacco-Free Core Fund, the Small Cap Value Fund, the International Core Fund, the International Small Companies Fund, the International Equity Allocation Fund, the World Equity Allocation Fund, the Global (U.S.+) Equity Allocation Fund, and the Global Balanced Allocation Fund, which may not be changed without shareholder approval, that at least 75% of the value of each such Fund's total assets are represented by cash and cash items (including receivables), Government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater than 5% of the value of the relevant Fund's total assets and to not more than 10% of the outstanding voting securities of any single issuer. Each such Fund is referred to herein as a "diversified" fund.

All other Funds are "non-diversified" funds under the Investment Company Act of 1940, as amended (the "1940 Act"), and as such are not required to satisfy the "diversified" requirements stated above. As non-diversified funds, each of these Funds is permitted to (but is not required to) invest a higher percentage of its assets in the securities of fewer issuers. Such concentration could increase the risk of loss to such Funds should there be a decline in the market value of any one portfolio security. Investment in a non-diversified fund may therefore entail greater risks than investment in a diversified fund. All Funds, however, must meet certain diversification standards to qualify as a "regulated investment company" under the Internal Revenue Code of 1986.

CERTAIN RISKS OF FOREIGN INVESTMENTS

GENERAL. Investment in foreign issuers or securities principally traded overseas may involve certain special risks due to foreign economic, political and legal developments, including favorable or unfavorable changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation or nationalization of assets, imposition of withholding taxes on dividend or interest payments, and possible difficulty in obtaining and enforcing judgments against foreign entities. Furthermore, issuers of foreign securities are subject to different, often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers. The securities of some foreign governments and companies and foreign securities markets are less liquid and at times more volatile than comparable U.S. securities and securities markets. Foreign brokerage commissions and other fees are also generally higher than in the United States. The laws of some foreign countries may limit a Fund's ability to invest in securities of certain issuers located in these foreign countries. There are also special tax considerations which apply to securities of foreign issuers and securities principally traded overseas. Investors should also be aware that under certain circumstances, markets which are perceived to have similar characteristics to troubled markets may be adversely affected whether or not similarities actually exist.

EMERGING MARKETS. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets. Disclosure and regulatory standards in many respects are less stringent than in the U.S. and developed foreign markets. There also may be a lower level of monitoring and regulation of securities markets in emerging market countries and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited. Many emerging countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain emerging countries. Economies in emerging markets generally are heavily dependent upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade. The economies of countries with emerging markets may also be predominantly based on only a few industries or dependent on revenues from particular commodities. In addition, custodial services and other costs relating to investment in foreign markets may be more expensive in emerging markets than in many developed foreign markets, which could reduce a Fund's income from such securities. Finally, because publicly traded debt instruments of emerging markets represent a relatively recent innovation in the world debt markets, there is little historical data or related market experience concerning the attributes of such instruments under all economic, market and political conditions.

In many cases, governments of emerging countries continue to exercise significant control over their economies, and government actions relative to the economy, as well as economic developments generally, may affect the capacity of issuers of emerging country debt instruments to make payments on their debt obligations, regardless of their financial condition. In addition, there is a heightened possibility of expropriation or confiscatory taxation, imposition of withholding taxes on interest payments, or other similar developments that could affect investments in those countries. There can be no assurance that adverse political changes will not cause a Fund to suffer a loss of any or all of its investments or, in the case of fixed-income securities, interest thereon.

INVESTMENTS IN ASIA. In addition to the foregoing risks of foreign investments and risks specific to emerging markets, investments by the Trust's International Funds in Asia involve additional risks specific to investment in the region. The region encompasses countries at varying levels of economic development ranging from emerging markets to more developed economies. Each country provides unique investment risks, yet the political and economic prospects of one country or group of countries may impact other countries in the region. For example, some Asian economies are directly affected by Japanese capital investment in the region and by Japanese consumer demands. In addition, a recession, a debt crisis or a decline in currency valuation in one country can spread to other countries.


Investments in Asia are susceptible to political and social factors affecting issuers in Asian countries. Some countries have authoritarian or relatively unstable governments. Certain governments in the region provide less supervision and regulation of financial markets than is typical of other emerging markets, and less financial information is available. Restrictions on direct foreign investments in securities markets also exist in some countries. For example, Taiwan permits foreign investment only through authorized qualified foreign institutional investors. The return of Hong Kong to China in 1997 continues to affect the region.


Some countries in the region are heavily dependent upon foreign trade. The economies of some Asian countries are not diversified and are based upon only a few commodities or industries. Markets in some of these countries are in the early stages of development, exhibit a high concentration of market capitalization, have less trading volume, lower liquidity and more volatility than more developed markets.


The region periodically experiences increased market volatility and declines in foreign currency exchange rates. Fluctuation in currency exchange rates can affect a country's ability to service its debt. Currency fluctuation will affect the value of the securities in the Fund's portfolio because the prices of these securities are generally denominated or quoted in currencies other than the U.S. dollar.

While the foregoing risks are applicable to any Fund investing in Asia, they will be particularly acute for the Asia Fund and the Japan Fund, which invest primarily in this region.


DIRECT INVESTMENT IN RUSSIAN SECURITIES. Each of the Emerging Markets Fund, Evolving Countries Fund, Foreign Fund, Global Bond Fund, International Bond Fund, Currency Hedged International Bond Fund, International Core Fund, Currency Hedged International Core Fund, Emerging Country Debt Fund and U.S. Bond/Global Alpha A Fund may invest directly in securities of Russian issuers. Investment in securities of such issuers presents many of the same risks as investing in securities of issuers in other emerging market economies, as described in the immediately preceding section. However, the political, legal and operational risks of investing in Russian issuers, and of having assets custodied within Russia, may be particularly acute.


A risk of particular note with respect to direct investment in Russian securities is the way in which ownership of shares of private companies is recorded. When a Fund invests in a Russian issuer, it will receive a "share extract," but that extract is not legally determinative of ownership. The official record of ownership of a company's share is maintained by the company's share registrar. Such share registrars are completely under the control of the issuer, and investors are provided with few legal rights against such registrars.

SECURITIES LENDING

All of the Funds (except for the Asset Allocation Funds) may make secured loans of portfolio securities amounting to not more than one-third of the relevant Fund's total assets, except for the International Core and Currency Hedged International Core Funds, each of which may make loans of portfolio securities amounting to not more than 25% of their respective total assets. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. However, such loans will be made only to broker-dealers that are believed by the Manager to be of relatively high credit standing. Securities loans are made to broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or liquid securities at least equal at all times to the market value of the securities lent. Collateral may be held in shares of other investment companies. The borrower pays to the lending Fund an amount equal to any dividends or interest the Fund would have received had the securities not been lent. If the loan is collateralized by U.S. Government Securities, the Fund will receive a fee from the borrower. In the case of loans collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund may also call such loans in order to sell the securities involved. The Manager has retained lending agents on behalf of several of the Funds that are compensated based on a percentage of a Fund's return on the securities lending activity. The Fund also pays various fees in connection with such loans including shipping fees and reasonable custodian fees approved by the Trustees of the Trust or persons acting pursuant to direction of the Board.


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DEPOSITORY RECEIPTS

Many of the Funds may invest in American Depositary Receipts (ADRs), Global Depository Receipts (GDRs) and European Depository Receipts (EDRs) (collectively, "Depository Receipts") if issues of such Depository Receipts are available that are consistent with a Fund's investment objective. Depository Receipts generally evidence an ownership interest in a corresponding foreign security on deposit with a financial institution. Transactions in Depository Receipts usually do not settle in the same currency in which the underlying securities are denominated or traded. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets and EDRs, in bearer form, are designed for use in European securities markets. GDRs may be traded in any public or private securities markets and may represent securities held by institutions located anywhere in the world.

DOMESTIC EQUITY DEPOSITARY RECEIPTS

Many of the Funds may invest in Domestic Equity Depositary Receipts. These instruments represent interests in a unit investment trust ("UIT") that holds a portfolio of common stocks that is intended to track the price and dividend performance of a particular index. Common examples of Domestic Equity Depositary Receipts include S&P Depositary Receipts ("SPDRs") and Nasdaq 100 Shares, which may be obtained from the UIT issuing the securities or purchased in the secondary market (SPDRs and Nasdaq 100 Shares are listed on the American Stock Exchange).

Domestic Equity Depositary Receipts are not individually redeemable, except upon termination of the UIT that issued them. The liquidity of small holdings of Domestic Equity Depositary Receipts depends upon the existence of a secondary market.

The redemption price (and therefore the sale price) of Domestic Equity Depositary Receipts is derived from and based upon the securities held by the UIT that issued them. Accordingly, the level of risk involved in the purchase or redemption or sale of a Domestic Equity Depositary Receipt is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the price of Domestic Equity Depositary Receipts is based on the value of a basket of stocks. Disruptions in the markets for the securities underlying Domestic Equity Depositary Receipts purchased or sold by a Series could result in losses on Domestic Equity Depositary Receipts.

CONVERTIBLE SECURITIES

A convertible security is a fixed income security (a bond or preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stock in a corporation's capital structure, but are usually subordinated to similar non-convertible securities. Convertible securities provide, through their conversion feature, an opportunity to participate in capital appreciation resulting from a market price advance in a convertible security's underlying common stock. The price of a convertible security is influenced by the market value of the underlying common stock and tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines. The Manager regards convertible securities as a form of equity security.

FUTURES AND OPTIONS

Many of the Funds may use futures and options for various purposes. Such transactions may involve options, futures and related options on futures contracts, and those instruments may relate to particular equity and fixed income securities, equity and fixed income indexes, and foreign currencies. The Funds may also enter into a combination of long and short positions (including spreads and straddles) for a variety of investment strategies, including protecting against changes in certain yield relationships.

The use of futures contracts, options contracts and options on futures contracts involves risk. Thus, while a Fund may benefit from the use of futures, options and options on futures, unanticipated changes in interest rates, securities prices, or currency exchange rates may result in poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions. Losses incurred in transactions in futures, options and options on futures and the costs of these transactions will affect a Fund's performance.

OPTIONS. Many Funds which may use options (1) may enter into contracts giving third parties the right to buy the Fund's portfolio securities for a fixed price at a future date (writing "covered call options"); (2) may enter into contracts giving third parties the right to sell securities to the


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
Fund for a fixed price at a future date (writing "covered put options"); and (3) may buy the right to purchase securities from third parties ("call options") or the right to sell securities to third parties ("put options") for a fixed price at a future date.

WRITING COVERED OPTIONS. Each Fund may seek to increase its return by writing covered call or put options on optionable securities or indexes. A call option written by a Fund on a security gives the holder the right to buy the underlying security from the Fund at a stated exercise price; a put option gives the holder the right to sell the underlying security to the Fund at a stated exercise price. In the case of options on indexes, the options are usually cash settled based on the difference between the strike price and the value of the index.

Each such Fund will receive a premium for writing a put or call option, which increases the Fund's return in the event the option expires unexercised or is closed out at a profit. The amount of the premium will reflect, among other things, the relationship of the market price and volatility of the underlying security or securities index to the exercise price of the option, the remaining term of the option, supply and demand and interest rates. By writing a call option on a security, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option on a security, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security subsequently appreciates in value. In the case of options on an index, if a Fund writes a call, any profit by the Fund in respect of portfolio securities expected to correlate with the index will be limited by an increase in the index above the exercise price of the option. If the Fund writes a put on an index, the Fund may be required to make a cash settlement greater than the premium received if the index declines.

A call option on a security is "covered" if a Fund owns the underlying security or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration earmarked and maintained by the Fund's custodian on the custodian's books and records) upon conversion or exchange of other securities held in its portfolio. A call option on a security is also covered if the Fund holds on a share-for-share basis a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained by the Fund in cash, U.S. Government Securities or other liquid securities earmarked on the Custodian's books and records. A call option on an index is "covered" if a Fund maintains cash, U.S. Government Securities or other liquid securities with a value equal to the exercise price in a segregated account with its custodian. A put option is "covered" if the Fund's custodian earmarks and maintains cash, U.S. Government Securities or other liquid securities with a value equal to the exercise price, or else holds on a share-for-share basis a put on the same security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

If the writer of an option wishes to terminate its obligation, it may effect a "closing purchase transaction." This is accomplished, in the case of exchange traded options, by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. The writer of an option may not effect a


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closing purchase transaction after it has been notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously purchased. There is no guarantee that a Fund will be able to effect a closing purchase or a closing sale transaction at any particular time. Also, an over-the-counter option may be closed out only with the other party to the option transaction.

Effecting a closing transaction in the case of a written call option will permit the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both, or in the case of a written put option will permit the Fund to write another put option to the extent that the exercise price thereof is secured by deposited cash or liquid securities. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other Fund investments. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

A Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option; the Fund will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option or is less than the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security or index of securities, any loss resulting from the repurchase of a written call option is likely to be offset in whole or in part by appreciation of the underlying security or securities owned by the Fund.

A Fund may write options in connection with buy-and-write transactions; that is, a Fund may purchase a security and then write a call option against that security. The exercise price of the call the Fund determines to write will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using at-the-money call options may be used when it is expected that the price of the underlying security will remain fixed or advance moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, the Fund's maximum gain will be the premium received by it for writing the option, adjusted upward or downward by the difference between the Fund's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset in part, or entirely, by the premium received.

The writing of covered put options is similar in terms of risk/return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the


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
exercise price, the put option will expire worthless and the Fund's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, the Fund may elect to close the position or take delivery of the security at the exercise price. In that event, the Fund's return will be the premium received from the put option minus the cost of closing the position or, if it chooses to take delivery of the security, the premium received from the put option minus the amount by which the market price of the security is below the exercise price. Out-of-the-money, at-the-money and in-the-money put options may be used by the Fund in market environments analogous to those in which call options are used in buy-and-write transactions.

The extent to which a Fund will be able to write and purchase call and put options may be restricted by the Fund's intention to qualify as a regulated investment company under the Internal Revenue Code.

RISK FACTORS IN OPTIONS TRANSACTIONS. The option writer has no control over when the underlying securities or futures contract must be sold, in the case of a call option, or purchased, in the case of a put option, since the writer may be assigned an exercise notice at any time prior to the termination of the obligation. If an option expires unexercised, the writer realizes a gain in the amount of the premium. Such a gain, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security or futures contract during the option period. If a call option is exercised, the writer realizes a gain or loss from the sale of the underlying security or futures contract. If a put option is exercised, the writer must fulfill the obligation to purchase the underlying security or futures contract at the exercise price, which will usually exceed the then market value of the underlying security or futures contract.

An exchange-traded option may be closed out only on a national securities exchange ("Exchange") which generally provides a liquid secondary market for an option of the same series. An over-the-counter option may be closed out only with the other party to the option transaction. If a liquid secondary market for an exchange-traded option does not exist, it might not be possible to effect a closing transaction with respect to a particular option with the result that the Fund holding the option would have to exercise the option in order to realize any profit. For example, in the case of a written call option, if the Fund is unable to effect a closing purchase transaction in a secondary market (in the case of a listed option) or with the purchaser of the option (in the case of an over-the-counter option), the Fund will not be able to sell the underlying security (or futures contract) until the option expires or it delivers the underlying security (or futures contract) upon exercise. Reasons for the absence of a liquid secondary market on an Exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an Exchange on opening transactions or closing transactions or both;
(iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities;
(iv) unusual or unforeseen circumstances may interrupt normal operations on an Exchange; (v) the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that


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
had been issued by the Options Clearing Corporation as a result of trades on that Exchange should continue to be exercisable in accordance with their terms.

The Exchanges have established limitations governing the maximum number of options which may be written by an investor or group of investors acting in concert. It is possible that the Funds, the Manager and other clients of the Manager may be considered to be such a group. These position limits may restrict a Fund's ability to purchase or sell options on a particular security.

The amount of risk a Fund assumes when it purchases an option is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed below, the purchase of an option also entails the risk that changes in the value of the underlying security or futures contract will not be fully reflected in the value of the option purchased.

FUTURES. A financial futures contract sale creates an obligation by the seller to deliver the type of financial instrument called for in the contract in a specified delivery month for a stated price. A financial futures contract purchase creates an obligation by the purchaser to pay for and take delivery of the type of financial instrument called for in the contract in a specified delivery month, at a stated price. In some cases, the specific instruments delivered or taken, respectively, at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract sale or purchase was made. Some futures contracts are "cash settled" (rather than "physically settled," as described above) which means that the purchase price is subtracted from the current market value of the instrument and the net amount if positive is paid to the purchaser, and if negative is paid by the purchaser. Futures contracts are traded in the United States only on commodity exchanges or boards of trade -- known as "contract markets" -- approved for such trading by the Commodity Futures Trading Commission ("CFTC"), and must be executed through a futures commission merchant or brokerage firm that is a member of the relevant contract market. Under U.S. law, futures contracts on individual equity securities are not permitted.

The purchase or sale of a futures contract differs from the purchase or sale of a security or option in that no price or premium is paid or received. Instead, an amount of cash, U.S. Government Securities or other liquid assets generally not exceeding 5% of the face amount of the futures contract must be deposited with the broker. This amount is known as initial margin. Subsequent payments to and from the broker, known as variation margin, are made on a daily basis as the price of the underlying futures contract fluctuates making the long and short positions in the futures contract more or less valuable, a process known as "marking to market." Prior to the settlement date of the futures contract, the position may be closed out by taking an opposite position which will operate to terminate the position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid to or released by the broker, and the purchaser realizes a loss or gain. In addition, a commission is paid on each completed purchase and sale transaction.

In most cases futures contracts are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity and the


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
same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, a loss will be realized.

The ability to establish and close out positions on options on futures will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or be maintained.


INDEX FUTURES. Each of the Funds may purchase futures contracts on various securities indexes ("Index Futures"). For example, each of the U.S. Equity Funds may purchase Index Futures on the S&P 500 and on such other domestic stock indexes as the Manager may deem appropriate. The Japan Fund may purchase Index Futures on the Nikkei 225 Stock Average and on the Tokyo Stock Price Index. The International Core Fund, Currency Hedged International Core Fund, Evolving Countries Fund, Foreign Fund, International Small Companies Fund, Asia Fund and Emerging Markets Fund, among others, may each purchase Index Futures on foreign stock indexes, including those which may trade outside the United States. The Domestic Bond Fund, International Bond Fund, Currency Hedged International Bond Fund, Global Bond Fund, Emerging Country Debt Fund, U.S. Bond/Global Alpha A Fund, U.S. Bond/Global Alpha B Fund and Inflation Indexed Bond Fund, among others, may each purchase Index Futures on domestic and (except for the Domestic Bond Fund) foreign fixed income securities indexes, including those which may trade outside the United States. A Fund's purchase and sale of Index Futures is limited to contracts and exchanges approved by the CFTC.


An Index Future may call for "physical delivery" or be "cash settled." An Index Future that calls for physical delivery is a contract to buy an integral number of units of the particular securities index at a specified future date at a price agreed upon when the contract is made. A unit is the value from time to time of the relevant index. While a Fund that purchases an Index Future that calls for physical delivery is obligated to pay the face amount on the stated date, such an Index Future may be closed out on that date or any earlier date by selling an Index Future with the same face amount and contract date. This will terminate the Fund's position and the Fund will realize a profit or a loss based on the difference between the cost of purchasing the original Index Future and the price obtained from selling the closing Index Future. The amount of the profit or loss is determined by the change in the value of the relevant index while the Index Future was held.

For example, if the value of a unit of a particular index were $1,000, a contract to purchase 500 units would be worth $500,000 (500 units x $1,000). The Index Futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the relevant index at the expiration of the contract. For example, if a Fund enters into one futures contract to buy 500 units of an index at a specified future date at a contract price of $1,000 per unit and the index is at $1,010 on that future date, the Fund will gain $5,000 (500 units x gain of $10).


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Index Futures that are "cash settled" provide by their terms for settlement on a net basis reflecting changes in the value of the underlying index. Thus, the purchaser of such an Index Future is never obligated to pay the face amount of the contract. The net payment obligation may in fact be very small in relation to the face amount.

A Fund may close open positions on the futures exchange on which Index Futures are then traded at any time up to and including the expiration day. All positions which remain open at the close of the last business day of the contract's life are required to settle on the next business day (based upon the value of the relevant index on the expiration day) with settlement made, in the case of Index Futures on the S&P 500, with the Commodities Clearing House. Additional or different margin requirements as well as settlement procedures may be applicable to foreign stock Index Futures at the time a Fund purchases foreign stock Index Futures.

The price of Index Futures may not correlate perfectly with movement in the relevant index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the Index and futures markets. Secondly, the deposit requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than does the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. In addition, trading hours for foreign stock Index Futures may not correspond perfectly to hours of trading on the foreign exchange to which a particular foreign stock Index Futures relates. This may result in a disparity between the price of Index Futures and the value of the relevant index due to the lack of continuous arbitrage between the Index Futures price and the value of the underlying index.


INTEREST RATE FUTURES. For the purposes previously described, the Fixed Income Funds may engage in a variety of transactions involving the use of futures with respect to U.S. Government Securities and other fixed income securities.


OPTIONS ON FUTURES CONTRACTS. Options on futures contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option-exercise price at any time during the period of the option. Funds may use options on futures contracts in lieu of writing or buying options directly on the underlying securities or purchasing and selling the underlying futures contracts. For example, to hedge against a possible decrease in the value of its portfolio securities, a Fund may purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, a Fund may purchase call options or write put options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities the Fund expects to purchase. Such options generally operate in the same manner as options purchased or written directly on the underlying investments. See "Foreign Currency Transactions" below for a description of the Funds' use of options on currency futures.


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
RISK FACTORS IN FUTURES TRANSACTIONS. Investment in futures contracts involves risk. If the futures are used for hedging, some of that risk may be caused by an imperfect correlation between movements in the price of the futures contract and the price of the security or currency being hedged. The correlation is higher between price movements of futures contracts and the instrument underlying that futures contract. The correlation is lower when futures are used to hedge securities other than such underlying instrument, such as when a futures contract on an index of securities is used to hedge a single security, a futures contract on one security (e.g., U.S. Treasury bonds) is used to hedge a different security (e.g., a mortgage-backed security) or when a futures contract in one currency is used to hedge a security denominated in another currency. In the event of an imperfect correlation between a futures position and a portfolio position (or anticipated position) which is intended to be protected, the desired protection may not be obtained and a Fund may be exposed to risk of loss. In addition, it is not always possible to hedge fully or perfectly against currency fluctuations affecting the value of the securities denominated in foreign currencies because the value of such securities also is likely to fluctuate as a result of independent factors not related to currency fluctuations. The risk of imperfect correlation generally tends to diminish as the maturity date of the futures contract approaches.

A hedge will not be fully effective where there is such imperfect correlation. To compensate for imperfect correlations, a Fund may purchase or sell futures contracts in a greater amount than the hedged securities if the volatility of the hedged securities is historically greater than the volatility of the futures contracts. Conversely, a Fund may purchase or sell fewer contracts if the volatility of the price of the hedged securities is historically less than that of the futures contract.

A Fund may also purchase futures contracts (or options thereon) as an anticipatory hedge against a possible increase in the price of currency in which is denominated the securities the Fund anticipates purchasing. In such instances, it is possible that the currency may instead decline. If the Fund does not then invest in such securities because of concern as to possible further market and/or currency decline or for other reasons, the Fund may realize a loss on the futures contract that is not offset by a reduction in the price of the securities purchased.

The liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. Prices have in the past exceeded the daily limit on a number of consecutive trading days. Short positions in index futures may be closed out only by entering into a futures contract purchase on the futures exchange on which the index futures are traded.

The successful use of transactions in futures and related options for hedging and risk management also depends on the ability of the Manager to forecast correctly the direction and extent of exchange rate, interest rate and stock price movements within a given time frame. For example, to the extent interest rates remain stable during the period in which a futures contract or option is held by a Fund investing in fixed income securities (or such rates move in a direction opposite to that anticipated), the Fund may realize a loss on the futures transaction which is not fully or partially offset by an increase in the value of its portfolio securities. As a result, the

Fund's total return for such period may be less than if it had not engaged in the hedging transaction.

Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the CFTC and may be subject to greater risks than trading on domestic exchanges. For example, some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. In addition, unless a Fund hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that a Fund might realize in trading could be eliminated by adverse changes in the exchange rate, or the Fund could incur losses as a result of those changes.

USES OF OPTIONS, FUTURES AND OPTIONS ON FUTURES


RISK MANAGEMENT. When futures and options on futures are used for risk management, a Fund will generally take long positions (e.g., purchase call options, futures contracts or options thereon) in order to increase the Fund's exposure to a particular market, market segment or foreign currency. For example, if a Fixed Income Fund wants to increase its exposure to a particular fixed income security, the Fund may take long positions in futures contracts on that security. Likewise, if an Equity Fund holds a portfolio of stocks with an average volatility (beta) lower than that of the Fund's benchmark securities index as a whole (deemed to be 1.00), the Fund may purchase Index Futures to increase its average volatility to 1.00. In the case of futures and options on futures, a Fund is only required to deposit the initial and variation margin as required by relevant CFTC regulations and the rules of the contract markets. Because the Fund will then be obligated to purchase the security or index at a set price on a future date, the Fund's net asset value will fluctuate with the value of the security as if it were already included in the Fund's portfolio. Risk management transactions have the effect of providing a degree of investment leverage, particularly when the Fund does not earmark assets equal to the face amount of the contract (i.e., in cash settled futures contracts) since the futures contract (and related options) will increase or decrease in value at a rate which is a multiple of the rate of increase or decrease in the value of the initial and variation margin that the Fund is required to deposit. As a result, the value of the Fund's portfolio will generally be more volatile than the value of comparable portfolios which do not engage in risk management transactions. A Fund will not, however, use futures and options on futures to obtain greater volatility than it could obtain through direct investment in securities; that is, a Fund will not normally engage in risk management to increase the average volatility (beta) of that Fund's portfolio above 1.00, the level of risk (as measured by volatility) that would be present if the Fund were fully invested in the securities comprising the relevant index. However, a Fund may invest in futures and options on futures without regard to this limitation if the face value of such investments, when aggregated with the Index Futures, equity swaps and contracts for differences as described below does not exceed 10% of a Fund's assets.


HEDGING. To the extent indicated elsewhere, a Fund may also enter into options and futures contracts and buy and sell options on futures for hedging. For example, if a Fund wants to hedge certain of its fixed income securities against a decline in value resulting from a general increase in market rates of interest, it might sell futures contracts with respect to fixed income securities or indexes of fixed income securities. If the hedge is effective, then should the anticipated change in market rates cause a decline in the value of the Fund's fixed income security, the value of the futures contract should increase. Likewise, a Fund may sell equity index futures if the Fund wants to hedge its equity securities against a general decline in the relevant equity market(s). The Funds may also use futures contracts in anticipatory hedge transactions by taking a long position in a futures contract with respect to a security, index or foreign currency that a Fund intends to purchase (or whose value is expected to correlate closely with the security or currency to be purchased) pending receipt of cash from other transactions to be used for the actual purchase. Then if the cost of the security or foreign currency to be purchased by the Fund increases and if the anticipatory hedge is effective, that increased cost should be offset, at least in part, by the value of the futures contract. Options on futures contracts may be used for hedging as well. For example, if the value of a fixed-income security in a Fund's portfolio is expected to decline as a result of an increase in rates, the Fund might purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, for anticipatory hedging, the Fund may purchase call options or write put options as a substitute for the purchase of futures contracts. See "Foreign Currency Transactions" below for more information regarding the currency hedging practices of certain Funds.

INVESTMENT PURPOSES. To the extent indicated elsewhere, a Fund may also enter into futures contracts and buy and sell options thereon for investment. For example, a Fund may invest in futures when its Manager believes that there are not enough attractive securities available to maintain the standards of diversity and liquidity set for a Fund pending investment in such securities if or when they do become available. Through this use of futures and related options, a Fund may diversify risk in its portfolio without incurring the substantial brokerage costs which may be associated with investment in the securities of multiple issuers. This use may also permit a Fund to avoid potential market and liquidity problems (e.g., driving up the price of a security by purchasing additional shares of a portfolio security or owning so much of a particular issuer's stock that the sale of such stock depresses that stock's price) which may result from increases in positions already held by the Fund.


When any Fund purchases futures contracts for investment, the Fund's custodian will earmark and maintain cash, U.S. Government Securities or other liquid securities in an amount which, together with the initial and variation margin deposited on the futures contracts, is equal to the face value of the futures contracts at all times while the futures contracts are held.


Incidental to other transactions in fixed income securities, for investment purposes a Fund may also combine futures contracts or options on fixed income securities with cash, cash equivalent investments or other fixed income securities in order to create "synthetic" bonds which approximate desired risk and return profiles. This may be done where a "non-synthetic" security having the desired risk/return profile either is unavailable (e.g., short-term securities of certain foreign governments) or possesses undesirable characteristics (e.g., interest payments on the security would be subject to foreign withholding taxes). A Fund may also purchase forward foreign exchange contracts in conjunction with U.S. dollar-denominated securities in order to create a synthetic foreign currency denominated security which approximates desired risk and return characteristics where the non-synthetic securities either are not available in foreign markets or possess undesirable characteristics. For greater detail, see "Foreign Currency

Transactions" below. When a Fund creates a "synthetic" bond with a futures contract, the Fund's custodian will earmark and maintain cash, U.S. Government Securities or other liquid securities with a value at least equal to the face amount of the futures contract (less the amount of any initial or variation margin on deposit).



SYNTHETIC SALES AND PURCHASES. Futures contracts may also be used to reduce transaction costs associated with short-term restructuring of a Fund's portfolio. For example, if a Fund's portfolio includes stocks of companies with medium-sized equity capitalization and, in the opinion of the Manager, such stocks are likely to underperform larger capitalization stocks, the Fund might sell some or all of its mid-capitalization stocks, buy large capitalization stocks with the proceeds and then, when the expected trend had played out, sell the large capitalization stocks and repurchase the mid-capitalization stocks with the proceeds. In the alternative, the Fund may use futures to achieve a similar result with reduced transaction costs. In that case, the Fund might simultaneously enter into short futures positions on an appropriate index (e.g., the S&P Mid Cap 400 Index) (to synthetically "sell" the stocks in the Fund) and long futures positions on another index (e.g., the S&P 500) (to synthetically "buy" the larger capitalization stocks). When the expected trend has played out, the Fund would then close out both futures contract positions. A Fund will only enter into these combined positions if (1) the short position (adjusted for historic volatility) operates as a hedge of existing portfolio holdings, (2) the face amount of the long futures position is less than or equal to the value of the portfolio securities that the Fund would like to dispose of, (3) the contract settlement date for the short futures position is approximately the same as that for the long futures position and (4) the Fund's custodian earmarks and maintains an amount of cash, U.S. Government Securities or other liquid assets whose value, marked-to-market daily, is equal to the Fund's current obligations in respect of the long futures contract positions. If a Fund uses such combined short and long positions, in addition to possible declines in the values of its investment securities, the Fund may also suffer losses associated with a securities index underlying the long futures position underperforming the securities index underlying the short futures position. However, the Manager will enter into these combined positions only if the Manager expects that, overall, the Fund will perform as if it had sold the securities hedged by the short position and purchased the securities underlying the long position. A Fund may also use swaps and options on futures to achieve the same objective.


Limitations on the Use of Options and Futures Portfolio Strategies. As noted above, the Funds may use futures contracts and related options for hedging and, in some circumstances, for risk management or investment but not for speculation. Thus, except when used for risk management or investment, each such Fund's long futures contract positions (less its short positions) together with the Fund's cash (i.e., equity or fixed income) positions will not exceed the Fund's total net assets.

The Funds' ability to engage in the options and futures strategies described above will depend on the availability of liquid markets in such instruments. Markets in options and futures with respect to currencies are relatively new and still developing. It is impossible to predict the amount of trading interest that may exist in various types of options or futures. Therefore no assurance can be given that a Fund will be able to utilize these instruments effectively for the purposes set forth above. Furthermore, each Fund's ability to engage in options and futures transactions may be limited by tax considerations.


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
SWAP CONTRACTS AND OTHER TWO-PARTY CONTRACTS
Many of the Funds may use swap contracts and other two-party contracts for the same or similar purposes as they may use options, futures and related options.

SWAP CONTRACTS. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange returns (or differentials in rates of return) calculated with respect to a "notional amount," e.g., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. A Fund will usually enter into swaps on a net basis, i.e., the two returns are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two returns.

INTEREST RATE AND CURRENCY SWAP CONTRACTS. Interest rate swaps involve the exchange of the two parties' respective commitments to pay or receive interest on a notional principal amount (e.g. an exchange of floating rate payments for fixed rate payments). Currency swaps involve the exchange of the two parties' respective commitments to pay or receive fluctuations with respect to a notional amount of two different currencies (e.g., an exchange of payments with respect to fluctuations in the value of the U.S. dollar relative to the Japanese yen).


CREDIT DEFAULT SWAPS. Credit default swaps are used to limit or reduce risk exposure of the GMO Funds (primarily GMO Emerging Country Debt Fund and other Fixed Income Funds that invest a portion of their assets in emerging market debt) against events of default by issuers of emerging market debt. With these instruments, GMO Funds pay what is, in effect, an insurance premium and, in return, have the right to put forth certain bonds or loans upon issuer default (or similar events) and to receive in return the par value of those bonds or loans.


EQUITY SWAP CONTRACTS AND CONTRACTS FOR DIFFERENCES. Equity swap contracts involve the exchange of one party's obligation to pay the loss, if any, with respect to a notional amount of a particular equity index (e.g., the S&P 500 Index) plus interest on such notional amount at a designated rate (e.g., the London Inter-Bank Offered Rate) in exchange for the other party's obligation to pay the gain, if any, with respect to the notional amount of such index.

If a Fund enters into a long equity swap contract, the Fund's net asset value will fluctuate as a result of changes in the value of the equity index on which the equity swap is based as if it had purchased the notional amount of securities comprising the index. The Funds will not use long equity swap contracts to obtain greater volatility than it could obtain through direct investment in securities; that is, a Fund will not normally enter into an equity swap contract to increase the volatility (beta) of the Fund's portfolio above 1.00, the volatility that would be present in the stocks comprising the Fund's benchmark index. However, a Fund may invest in long equity swap contracts without regard to this limitation if the notional amount of such equity swap contracts, when aggregated with the Index Futures as described above and the contracts for differences as described below, does not exceed 10% of a Fund's net assets.

Contracts for differences are swap arrangements in which a Fund may agree with a counterparty that its return (or loss) will be based on the relative performance of two different groups or "baskets" of securities. As to one of the baskets, the Fund's return is based on theoretical, long futures positions in the securities comprising that basket (with an aggregate face value equal to the notional amount of the contract for differences) and as to the other basket, the Fund's return is based on theoretical short futures positions in the securities comprising the basket. The Fund may also use actual long and short futures positions to achieve the same market exposure(s) as contracts for differences where payment obligations of the two legs of the contract are netted and thus based on changes in the relative value of the baskets of securities rather than on the aggregate change in the value of the two legs. The Funds will only enter into contracts for differences (and analogous futures positions) when the Manager believes that the basket of securities constituting the long leg will outperform the basket constituting the short leg. However, it is possible that the short basket will outperform the long basket -- resulting in a loss to the Fund, even in circumstances when the securities in both the long and short baskets appreciate in value.


Except for instances in which a Fund elects to obtain leverage up to the 10% limitation mentioned above, a Fund's custodian will earmark and maintain cash, U.S. Government Securities or other liquid securities in an amount equal to the aggregate of net payment obligations on its swap contracts and contracts for differences, marked to market daily.


A Fund may enter into swaps and contracts for differences for hedging, investment and risk management. When using swaps for hedging, a Fund may enter into an interest rate, currency or equity swap, as the case may be, on either an asset-based or liability-based basis, depending on whether it is hedging its assets or its liabilities. For risk management or investment purposes a Fund may also enter into a contract for differences in which the notional amount of the theoretical long position is greater than the notional amount of the theoretical short position. A Fund will not normally enter into a contract for differences to increase the volatility (beta) of the Fund's portfolio above 1.00. However, a Fund may invest in contracts for differences without regard to this limitation if the aggregate amount by which the theoretical long positions of such contracts exceed the theoretical short positions of such contracts, when aggregated with the Index Futures and equity swap contracts as described above, does not exceed 10% of a Fund's net assets.

INTEREST RATE CAPS, FLOORS AND COLLARS. The Funds may use interest rate caps, floors and collars for the same purposes or similar purposes as they use interest rate futures contracts and related options. Interest rate caps, floors and collars are similar to interest rate swap contracts because the payment obligations are measured by changes in interest rates as applied to a notional amount and because they are individually negotiated with a specific counterparty. The purchase of an interest rate cap entitles the purchaser, to the extent that a specific index exceeds a specified interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below specified interest rates, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. The purchase of an interest rate collar entitles the purchaser, to the extent that a specified index exceeds or falls below two specified interest rates, to receive payments of interest on a notional principal amount from the party selling the interest rate collar. Except when using such contracts for risk management, each Fund's custodian will earmark and maintain cash, U.S. Government Securities or other liquid securities in an amount at least equal to its obligations, if any, under interest rate cap, floor and collar arrangements. As with futures contracts, when a Fund uses notional amount contracts for risk management it is only required to earmark and maintain on the custodian's books and records assets equal to its net payment obligation, not the notional amount of the contract. In those cases, the notional amount contract will have the effect of providing a degree of investment leverage similar to the leverage associated with non-earmarked futures contracts. The Funds' use of interest rate caps, floors and collars for the same or similar purposes as those for which they use futures contracts and related options presents the same risks and similar opportunities as those associated with futures and related options. Because caps, floors and collars are recent innovations for which standardized documentation has not yet been developed they are deemed by the SEC to be relatively illiquid investments which are subject to a Fund's limitation on investment in illiquid securities. See "Illiquid Securities" below.



RISK FACTORS IN SWAP CONTRACTS, OTC OPTIONS AND OTHER TWO-PARTY CONTRACTS. A Fund may only close out a swap, contract for differences, cap, floor or collar or OTC option with the particular counterparty. Also, if the counterparty defaults, a Fund will have contractual remedies pursuant to the agreement related to the transaction, but there is no assurance that contract counterparties will be able to meet their obligations pursuant to such contracts or that, in the event of default, a Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed or prevented from obtaining payments owed to it pursuant to swap contracts. The Manager will closely monitor, subject to the oversight of the Trustees, the creditworthiness of contract counterparties, and a Fund will not enter into any swaps, caps, floors or collars, unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated at least A by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Rating Services, a division of The McGraw-Hill Companies, Inc. ("Standard & Poor's") at the time of entering into such transaction or if the counterparty has comparable credit as determined by the Manager. However, the credit of the counterparty may be adversely affected by larger-than-average volatility in the markets, even if the counterparty's net market exposure is small relative to its capital. The management of caps, floors, collars and swaps may involve certain difficulties because the characteristics of many derivatives have not been observed under all market conditions or through a full market cycle.


ADDITIONAL REGULATORY LIMITATIONS ON THE USE OF FUTURES AND RELATED OPTIONS, INTEREST RATE FLOORS, CAPS AND COLLARS AND INTEREST RATE AND CURRENCY SWAP CONTRACTS. In accordance with CFTC regulations, investments by any Fund in futures contracts and related options for purposes other than bona fide hedging are limited such that the aggregate amount that a Fund may commit to initial margin on such contracts or time premiums on such options may not exceed 5% of that Fund's net assets.

The Manager and the Trust do not believe that the Fund's respective obligations under equity swap contracts, reverse equity swap contracts or Index Futures are senior securities and, accordingly, the Fund will not treat them as being subject to its borrowing restrictions. However, the net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each equity swap contract will be accrued on a daily basis and an amount of cash, U.S.

Government Securities or other liquid obligations having an aggregate market value at least equal to the accrued excess will be earmarked and maintained on the books and records of the Fund's custodian. Likewise, when a Fund takes a short position with respect to an Index Futures contract the position must be covered or the Fund's custodian must earmark and maintain at all times while that position is held, cash, U.S. Government Securities or other liquid obligations in an amount which, together with the initial margin deposit on the futures contract, is equal to the current delivery or cash settlement value.



If, for risk management purposes, a Fund uses futures contracts, related written options, interest rate floors, caps and collars and interest rate and currency swap contracts that have not been earmarked on the books and records of the Fund's custodian, the Fund's use of any or all of such practices is limited to no more than 10% of a Fund's total net assets when aggregated with such Fund's traditional borrowings in accordance with SEC pronouncements. This 10% limitation applies to the face amount of futures contracts and related options that are not earmarked and to the amount of a Fund's net payment obligation that is not earmarked in the case of interest rate floors, caps and collars and interest rate and currency swap contracts.


FOREIGN CURRENCY TRANSACTIONS

Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. For example, uncertainty surrounds the introduction of the "euro" (a common currency unit for the European Union) which occurred in January 1999. These and other currencies in which the Funds' assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Funds.

Funds that are permitted to invest in securities denominated in foreign currencies may buy or sell foreign currencies, deal in forward foreign currency contracts, currency futures contracts and related options and options on currencies. These Funds may use such currency instruments for hedging, investment or currency risk management. Currency risk management may include taking active currency positions relative to both the securities portfolio of the Fund and the Fund's performance benchmark.

Forward foreign currency contracts are contracts between two parties to purchase and sell a specific quantity of a particular currency at a specified price, with delivery and settlement to take place on a specified future date. Currency futures contracts are contracts to buy or sell a standard quantity of a particular currency at a specified future date and price. Options on currency futures contracts give their owner the right, but not the obligation, to buy (in the case of a call option) or sell (in the case of a put option) a specified currency futures contract at a fixed price during a specified period. Options on currencies give their owner the right, but not the obligation, to buy (in the case of a call option) or sell (in the case of a put option) a specified quantity of a particular currency at a fixed price during a specified period.

The Funds may enter into forward contracts for hedging under three circumstances. First, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transaction, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold and the date on which payment is made or received.



Second, when the Manager of a Fund believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. Maintaining a match between the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures.


Third, the Funds may engage in currency "cross hedging" when, in the opinion of the Manager, the historical relationship among foreign currencies suggests that the Funds may achieve the same protection for a foreign security at reduced cost through the use of a forward foreign currency contract relating to a currency other than the U.S. dollar or the foreign currency in which the security is denominated. By engaging in cross hedging transactions, the Funds assume the risk of imperfect correlation between the subject currencies. These practices may present risks different from or in addition to the risks associated with investments in foreign currencies.

A Fund is not required to enter into hedging transactions with regard to its foreign currency-denominated securities and will not do so unless deemed appropriate by the Manager. By entering into the above hedging transactions, the Funds may be required to forego the benefits of advantageous changes in the exchange rates.

Each of these Funds may also enter into foreign currency forward contracts for investment and currency risk management. When a Fund uses currency instruments for such purposes, the foreign currency exposure of the Fund may differ substantially from the currencies in which the Fund's investment securities are denominated. However, a Fund's aggregate foreign currency exposure will not normally exceed 100% of the value of the Fund's securities, except that a Fund may use currency instruments without regard to this limitation if the amount of such excess, when aggregated with futures contracts, equity swap contracts and contracts for differences used in similar ways, does not exceed 10% of a Fund's net assets. The U.S. Bond/Global Alpha A Fund, U.S. Bond/Global Alpha B Fund, International Bond Fund, the Currency Hedged International Bond Fund, the Global Bond Fund and the Emerging Country Debt Fund, among others, may each also enter into foreign currency forward contracts to give fixed income securities denominated in one currency (generally the U.S. dollar) the risk characteristics of similar securities denominated in another currency as described above under "Uses of Options,

Futures and Options on Futures -- Investment Purposes" or for risk management in a manner similar to such Funds' use of futures contracts and related options.


Except to the extent that the Funds may use such contracts for risk management, whenever a Fund enters into a foreign currency forward contract, other than a forward contract entered into for hedging, the Fund's custodian will earmark and maintain cash, U.S. Government Securities or other liquid securities with a value, marked to market daily, equal to the amount of the currency required to be delivered. A Fund's ability to engage in forward contracts may be limited by tax considerations.



A Fund may use currency futures contracts and related options and options on currencies for the same reasons for which it uses currency forwards. Except to the extent that the Funds may use futures contracts and related options for risk management, a Fund will, so long as it is obligated as the writer of a call option on currency futures, own on a contract-for-contract basis an equal long position in currency futures with the same delivery date or a call option on currency futures with the difference, if any, between the market value of the call written and the market value of the call or long currency futures purchased and maintained by the Fund in cash or other liquid assets earmarked on the books and records of the Fund's custodian. If at the close of business on any day the market value of the call purchased by a Fund falls below 100% of the market value of the call written by the Fund, the Fund's custodian will earmark and maintain an amount of cash or other liquid assets equal in value to the difference. Alternatively, the Fund may cover the call option by owning securities denominated in the currency with a value equal to the face amount of the contract(s) or through earmarking and maintaining with the custodian an amount of the particular foreign currency equal to the amount of foreign currency per futures contract option times the number of options written by the Fund.


REPURCHASE AGREEMENTS

A Fund may enter into repurchase agreements with banks and broker-dealers by which the Fund acquires a security (usually an obligation of the Government where the transaction is initiated or in whose currency the agreement is denominated) for a relatively short period (usually not more than a week) for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed-on price and date. The resale price is in excess of the acquisition price and reflects an agreed-upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford an opportunity for the Fund to earn a return on temporarily available cash at no market risk, although there is a risk that the seller may default in its obligation to pay the agreed-upon sum on the redelivery date. Such a default may subject the relevant Fund to expenses, delays and risks of loss including: (a) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) possible reduced levels of income and lack of access to income during this period and (c) inability to enforce rights and the expenses involved in attempted enforcement.

DEBT AND OTHER FIXED INCOME SECURITIES GENERALLY

Debt and Other Fixed Income Securities include fixed income securities of any maturity, although, under normal circumstances, a Fixed Income Fund (other than the Short-Term Income

Fund) will only invest in a security if, at the time of such investment, at least 65% of its total assets will be comprised of bonds, as defined in the Prospectus. Fixed income securities pay a specified rate of interest or dividends, or a rate that is adjusted periodically by reference to some specified index or market rate. Fixed income securities include securities issued by federal, state, local and foreign governments and related agencies, and by a wide range of private issuers.

Fixed income securities are subject to market and credit risk. Market risk relates to changes in a security's value as a result of changes in interest rates generally. In general, the values of fixed income securities increase when prevailing interest rates fall and decrease when interest rates rise. Credit risk relates to the ability of the issuer to make payments of principal and interest. Obligations of issuers are subject to the provisions of bankruptcy, insolvency and other laws, such as the Federal Bankruptcy Reform Act of 1978, affecting the rights and remedies of creditors. Fixed income securities denominated in foreign currencies are also subject to the risk of a decline in the value of the denominating currency.

Because interest rates vary, it is impossible to predict the future income of a Fund investing in such securities. The net asset value of each Fund's shares will vary as a result of changes in the value of the securities in its portfolio and will be affected by the absence and/or success of hedging strategies.

TEMPORARY HIGH QUALITY CASH ITEMS


Many of the Funds may temporarily invest a portion of their assets in cash or cash items pending other investments or in connection with the earmarking and maintenance of such assets on the custodian's books and records. These cash items must be of high quality and may include a number of money market instruments such as securities issued by the United States government and agencies thereof, bankers' acceptances, commercial paper, and bank certificates of deposit. By investing only in high quality money market securities a Fund may seek to minimize credit risk with respect to such investments. The Short-Term Income Fund may invest a substantial portion of its assets in these instruments, but is not subject to the quality, duration and other requirements of money market funds.


U.S. GOVERNMENT SECURITIES AND FOREIGN GOVERNMENT SECURITIES

U.S. Government Securities include securities issued or guaranteed by the U.S. government or its authorities, agencies or instrumentalities. Foreign Government Securities include securities issued or guaranteed by foreign governments (including political subdivisions) or their authorities, agencies or instrumentalities or by supra-national agencies. U.S. Government Securities and Foreign Government Securities have different kinds of government support. For example, some U.S. Government Securities, such as U.S. Treasury bonds, are supported by the full faith and credit of the United States, whereas certain other U.S. Government Securities issued or guaranteed by federal agencies or government-sponsored enterprises are not supported by the full faith and credit of the United States. Similarly, some Foreign Government Securities are supported by the full faith and credit of a foreign national government or political subdivision and some are not. In the case of certain countries, Foreign Government Securities may involve varying degrees of credit risk as a result of financial or political inability of a Fund to enforce its rights against the foreign government issuer.

Supra-national agencies are agencies whose member nations make capital contributions to support the agencies' activities, and include such entities as the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Coal and Steel Community and the Inter-American Development Bank.

Like other fixed income securities, U.S. Government Securities and Foreign Government Securities are subject to market risk and their market values fluctuate as interest rates change. Thus, for example, the value of an investment in a Fund which holds U.S. Government Securities or Foreign Government Securities may fall during times of rising interest rates. Yields on U.S. Government Securities and Foreign Government Securities tend to be lower than those of corporate securities of comparable maturities.

In addition to investing directly in U.S. Government Securities and Foreign Government Securities, a Fund may purchase certificates of accrual or similar instruments evidencing undivided ownership interests in interest payments or principal payments, or both, in U.S. Government Securities and Foreign Government Securities. These certificates of accrual and similar instruments may be more volatile than other government securities.

MORTGAGE-BACKED AND OTHER ASSET-BACKED SECURITIES

Mortgage-backed and other asset-backed securities may be issued by the U.S. government, its agencies or instrumentalities, or by non-governmental issuers. Interest and principal payments (including prepayments) on the mortgages underlying mortgage-backed securities are passed through to the holders of the mortgage-backed securities. Prepayments occur when the mortgagor on an individual mortgage prepays the remaining principal before the mortgage's scheduled maturity date. As a result of the pass-through of prepayments of principal on the underlying mortgages, mortgage-backed securities are often subject to more rapid prepayment of principal than their stated maturity would indicate. Because the prepayment characteristics of the underlying mortgages vary, there can be no certainty as to the predicted yield or average life of a particular issue of pass-through certificates. Prepayments are important because of their effect on the yield and price of the securities. During periods of declining interest rates, such prepayments can be expected to accelerate and a Fund would be required to reinvest the proceeds at the lower interest rates then available. In addition, prepayments of mortgages which underlie securities purchased at a premium could result in capital loss because the premium may not have been fully amortized at the time the obligation was prepaid. As a result of these principal prepayment features, the values of mortgage-backed securities generally fall when interest rates rise, but their potential for capital appreciation in periods of falling interest rates is limited because of the prepayment feature. The mortgage-backed securities purchased by a Fund may include Adjustable Rate Securities as such term is defined in "Adjustable Rate Securities" below.

Other "asset-backed securities" include securities backed by pools of automobile loans, educational loans and credit card receivables. Mortgage-backed and asset-backed securities of non-governmental issuers involve prepayment risks similar to those of U.S. government


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
guaranteed mortgage-backed securities and also involve risk of loss of principal if the obligors of the underlying obligations default in payment of the obligations.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"): STRIPS AND RESIDUALS. A CMO is a security backed by a portfolio of mortgages or mortgage-backed securities held under an indenture. The issuer's obligation to make interest and principal payments is secured by the underlying portfolio of mortgages or mortgage-backed securities. CMOs are issued in multiple classes or series which have different maturities representing interests in some or all of the interest or principal on the underlying collateral or a combination thereof. CMOs of different classes are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMO first to mature generally will be retired prior to its stated maturity. Thus, the early retirement of a particular class or series of CMO held by a Fund would have the same effect as the prepayment of mortgages underlying a mortgage-backed pass-through security.

CMOs include securities ("Residuals") representing the interest in any excess cash flow and/or the value of any collateral remaining on mortgages or mortgage-backed securities from the payment of principal of and interest on all other CMOs and the administrative expenses of the issuer. Residuals have value only to the extent income from such underlying mortgages or mortgage-backed securities exceeds the amount necessary to satisfy the issuer's debt obligations represented by all other outstanding CMOs.

CMOs also include certificates representing undivided interests in payments of interest-only or principal-only ("IO/PO Strips") on the underlying mortgages. IO/PO Strips and Residuals tend to be more volatile than other types of securities. IO Strips and Residuals also involve the additional risk of loss of a substantial portion of or the entire value of the investment if the underlying securities are prepaid. In addition, if a CMO bears interest at an adjustable rate, the cash flows on the related Residual will also be extremely sensitive to the level of the index upon which the rate adjustments are based.

ADJUSTABLE RATE SECURITIES

Adjustable rate securities are securities that have interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate. They may be U.S. Government Securities or securities of other issuers. Some adjustable rate securities are backed by pools of mortgage loans. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of adjustable rate securities, these securities are still subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. Because the interest rate is reset only periodically, changes in the interest rates on adjustable rate securities may lag changes in prevailing market interest rates. Also, some adjustable rate securities (or, in the case of securities backed by mortgage loans, the underlying mortgages) are subject to caps or floors that limit the maximum change in interest rate during a specified period or over the life of the security. Because of the resetting of interest rates, adjustable rate securities are less likely than non-adjustable rate securities of comparable quality and maturity to increase significantly in value when market interest rates fall.


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
LOWER RATED SECURITIES

Certain Funds may invest some or all of their assets in securities rated below investment grade (that is, rated below BBB by Standard & Poor's or below Baa by Moody's) at the time of purchase, including securities in the lowest rating categories, and comparable unrated securities ("Lower Rated Securities"). A Fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase, although the Manager will monitor the investment to determine whether continued investment in the security will assist in meeting the Fund's investment objective.

Lower Rated Securities generally provide higher yields, but are subject to greater credit and market risk, than higher quality fixed income securities. Lower Rated Securities are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. Achievement of the investment objective of a Fund investing in Lower Rated Securities may be more dependent on the Manager's own credit analysis than is the case with higher quality bonds. The market for Lower Rated Securities may be more severely affected than some other financial markets by economic recession or substantial interest rate increases, by changing public perceptions of this market or by legislation that limits the ability of certain categories of financial institutions to invest in these securities. In addition, the secondary market may be less liquid for Lower Rated Securities. This reduced liquidity at certain times may affect the values of these securities and may make the valuation and sale or these securities more difficult. Securities of below investment grade quality are commonly referred to as "junk bonds." Securities in the lowest rating categories may be in poor standing or in default. Securities in the lowest investment grade category (BBB or Baa) have some speculative characteristics. See "Commercial Paper and Corporate Debt Ratings" below for more information concerning commercial paper and corporate debt ratings.

BRADY BONDS

Brady Bonds are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructuring under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Plan debt restructurings have been implemented in Mexico, Uruguay, Venezuela, Costa Rica, Argentina, Nigeria, the Philippines and other countries.


Brady Bonds may be collateralized, are issued in various currencies (but primarily the dollar) and are actively traded in over-the-counter secondary markets. Dollar-denominated, collateralized Brady Bonds, which may be fixed-rate bonds or floating-rate bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds.


Brady Bonds are often viewed as having three or four valuation components: any collateralized repayment of principal at final maturity; any collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity (these uncollateralized amounts constituting the "residual risk"). In light of the residual risk of


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


Brady Bonds and the history of defaults of countries issuing Brady Bonds with respect to commercial bank loans by public and private entities, investments in Brady Bonds may be viewed as speculative.


ZERO COUPON SECURITIES

A Fund investing in "zero coupon" fixed income securities is required to accrue interest income on these securities at a fixed rate based on the initial purchase price and the length to maturity, but these securities do not pay interest in cash on a current basis. Each Fund is required to distribute the income on these securities to its shareholders as the income accrues, even though that Fund is not receiving the income in cash on a current basis. Thus, each Fund may have to sell other investments to obtain cash to make income distributions. The market value of zero coupon securities is often more volatile than that of non-zero coupon fixed income securities of comparable quality and maturity. Zero coupon securities include IO and PO strips.

INDEXED SECURITIES

Indexed Securities are securities the redemption values and/or the coupons of which are indexed to the prices of a specific instrument or statistic. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to other securities, securities indexes, currencies, precious metals or other commodities, or other financial indicators. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the U.S. and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies.

Indexed securities in which each Fund may invest include so-called "inverse floating obligations" or "residual interest bonds" on which the interest rates typically decline as short-term market interest rates increase and increase as short-term market rates decline. Such securities have the effect of providing a degree of investment leverage, since they will generally increase or decrease in value in response to changes in market interest rates at a rate which is a multiple of the rate at which fixed-rate long-term securities increase or decrease in response to such changes. As a result, the market values of such securities will generally be more volatile than the market values of fixed rate securities.


Certain Funds may invest in inflation indexed securities issued by the U.S. Treasury, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value which has been adjusted for inflation.



Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. Certain Funds may also invest in other bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.



The value of inflation indexed bonds is expected to fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation indexed bonds.



Although these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may result in a decline in value. If interest rates rise due to reasons other than inflation (such as changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.



The U.S. Treasury has a relatively brief history of issuing inflation indexed bonds. As such, there is no trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop. Certain foreign governments, such as the United Kingdom, Canada and Australia, have a longer history of issuing inflation indexed bonds, and there may be a more liquid market in certain of these countries for these securities.



The periodic adjustment of U.S. inflation indexed bonds is tied to the Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. In addition, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Coupon payments received by a Fund from inflation indexed bonds will be includable in the Fund's gross income in the period in which they accrue. In addition, any increase in the principal amount of an inflation indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.



The Fund may invest in fixed income securities (including convertible securities) of any maturity, although under normal market conditions at least 65% of the Fund's total assets will be comprised of inflation indexed "bonds" as such term is defined above. Fixed income securities include securities issued by federal, state, local and foreign governments, and a wide range of private issuers.



A Fund's investments in indexed securities, including inflation indexed securities, may create taxable income in excess of the cash they generate. In such cases, a Fund may be required to sell assets to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level. See "Distributions and Taxes in the Prospectus" and "Distributions" and "Taxes" in this Statement of Additional Information.


FIRM COMMITMENTS


A firm commitment agreement is an agreement with a bank or broker-dealer for the purchase of securities at an agreed-upon price on a specified future date. A fund may enter into firm commitment agreements with such banks and broker-dealers with respect to any of the instruments eligible for purchase by the Fund. A Fund will only enter into firm commitment arrangements with banks and broker-dealers which the Manager determines present minimal credit risks. Each such Fund's custodian will earmark and maintain cash, U.S. Government Securities or other liquid securities in an amount equal to the Fund's obligations under firm commitment agreements.


LOANS, LOAN PARTICIPATIONS AND ASSIGNMENTS

Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments are subject to a Fund's policies regarding the quality of debt securities.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of principal and interest. Direct debt instruments may not be rated by any nationally recognized rating agency and yield could be adversely affected. Loans that are fully secured offer the Fund more protections than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation or that the collateral can be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small

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
fraction of the amount owed. Direct indebtedness of emerging countries will also involve a risk that the governmental entities responsible for repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

When investing in a loan participation, a Fund will typically have the right to receive payments only from the lender to the extent the lender receives payments from the borrower, and not from the borrower itself. Likewise, a Fund typically will be able to enforce its rights only through the lender, and not directly against the borrower. As a result, a Fund will assume the credit risk of both the borrower and the lender that is selling the participation.

Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks to the Fund. For example, if a loan is foreclosed, a Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a Fund could be held liable as a co-lender. In the case of a loan participation, direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary. Direct debt instruments that are not in the form of securities may offer less legal protection to a Fund in the event of fraud or misrepresentation. In the absence of definitive regulatory guidance, a Fund may rely on the Manager's research to attempt to avoid situations where fraud or misrepresentation could adversely affect the Fund.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, a Fund has direct recourse against the borrower, it may have to rely on the agent to apply appropriate credit remedies against a borrower.


Direct indebtedness purchased by a Fund may include letters of credit, revolving credit facilities, or other standby financing commitments obligating the Fund to pay additional cash on demand. These commitments may have the effect of requiring the Fund to increase its investment in a borrower at a time when it would not otherwise have done so. A Fund's custodian will earmark and maintain appropriate liquid assets to cover the Fund's potential obligations under standby financing commitments.


REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLL AGREEMENTS

Certain Funds may enter into reverse repurchase agreements and dollar roll agreements with banks and brokers to enhance return. Reverse repurchase agreements involve sales by a Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on these securities and also has the opportunity to earn a return on the collateral furnished by the counterparty to secure its obligation to redeliver the securities.

Dollar rolls are transactions in which a Fund sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type and coupon) securities on

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
a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale.


A Fund which makes such investments will earmark and maintain on its custodian's books and records cash, U.S. Government Securities or other liquid assets equal in value to its obligations in respect of reverse repurchase agreements and dollar rolls. Reverse repurchase agreements and dollar rolls involve the risk that the market value of the securities retained by a Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement or dollar roll files for bankruptcy or becomes insolvent, a Fund's use of the proceeds of the agreement may be restricted pending a determination by the other party or its trustee or receiver whether to enforce the Fund's obligation to repurchase the securities. Reverse repurchase agreements and dollar rolls are not considered borrowings by a Fund for purposes of a Fund's fundamental investment restriction with respect to borrowings.



ILLIQUID SECURITIES


Each Fund may purchase (or in the case of the Asset Allocation Funds, gain exposure through investment in underlying Funds) "illiquid securities," i.e., securities which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment, which include securities whose disposition is restricted by securities laws, so long as no more than 15% (or, in the case of the Foreign Fund only, 10%) of net assets would be invested in such illiquid securities. Each Fund currently intends to invest in accordance with the SEC staff view that repurchase agreements maturing in more than seven days are illiquid securities. It is possible that certain over-the-counter options and securities serving as cover for over-the-counter options may be deemed, under certain circumstances, to be illiquid securities. While the Trust does not agree with this view, it will operate in accordance with any relevant formal guidelines adopted by the SEC.



In addition, the SEC staff may, under certain circumstances, consider equity swap contracts, caps, floors and collars to be illiquid securities. Consequently, to the extent the SEC staff maintains this position, the Fund will not enter into an equity swap contract or a reverse equity swap contract or purchase a cap, floor or collar if, as a result of the investment, the total value (i.e., marked-to-market value) of such investments (without regard to their notional amount) together with that of all other illiquid securities which the Fund owns would exceed 15% (or, in the case of the Foreign Fund only, 10%) of the Fund's net assets.


                             INVESTMENT RESTRICTIONS

Fundamental Restrictions:

Without a vote of the majority of the outstanding voting securities of the relevant Fund, the Trust will not take any of the following actions with respect to any Fund as indicated:


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


(1) Borrow money except under the following circumstances: (i) Each Fund may borrow money from banks so long as after such a transaction, the total assets (including the amount borrowed) less liabilities other than debt obligations, represent at least 300% of outstanding debt obligations; (ii) Each Fund may also borrow amounts equal to an additional 5% of its total assets without regard to the foregoing limitation for temporary purposes, such as for the clearance and settlement of portfolio transactions and to meet shareholder redemption requests; (iii) Each Fund may enter into transactions that are technically borrowings under the 1940 Act because they involve the sale of a security coupled with an agreement to repurchase that security (e.g., reverse repurchase agreements, dollar rolls and other similar investment techniques) without regard to the asset coverage restriction described in (i) above, so long as and to the extent that a Fund's custodian earmarks and maintains cash and/or high grade debt securities equal in value to its obligations in respect of these transactions. Under current pronouncements of the SEC staff, such transactions are not treated as senior securities so long as and to the extent that the Fund's custodian earmarks and maintains liquid assets, such as cash, U.S. Government Securities or other appropriate assets equal in value to its obligations in respect of these transactions; notwithstanding the foregoing, the Japan Fund may not borrow money in excess of 10% of the value (taken at the lower of cost or current value) of the Fund's total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes, and which borrowings will be repaid before any additional investments are purchased.


(2) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities. (For this purpose, the deposit or payment of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.)

(3) Make short sales of securities or maintain a short position for the Fund's account unless at all times when a short position is open the Fund owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short.

(4) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws.

(5) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, including securities of real estate investment trusts, and may purchase securities which are secured by interests in real estate.

(6) Make loans, except by purchase of debt obligations or by entering into repurchase agreements or through the lending of the Fund's portfolio securities. Loans of portfolio securities may be made with respect to up to 100% of a Fund's total assets in the case of each Fund (except the International Core and Currency Hedged International Core Funds), and with respect to not more than 25% of total assets in the case of each of the International Core and Currency Hedged International Core Funds.

(7) With respect to all Funds except for the Intrinsic Value Fund, invest in securities of any issuer if, to the knowledge of the Trust, officers and Trustees of the Trust and officers and members of Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") who beneficially own more than 1/2 of 1% of the securities of that issuer together beneficially own more than 5%.


(8) Concentrate more than 25% of the value of its total assets in any one industry (except that the Short-Term Income Fund may invest up to 100% of its assets in obligations issued by banks, and the REIT Fund may invest more than 25% of its assets in real estate-related securities).


(9) Purchase or sell commodities or commodity contracts, except that the Funds (other than the Short-Term Income Fund) may purchase and sell financial futures contracts and options thereon.


(10) Issue senior securities, as defined in the 1940 Act and as amplified by rules, regulations and pronouncements of the SEC. The SEC has concluded that even though reverse repurchase agreements, firm commitment agreements and standby commitment agreements fall within the functional meaning of the term "evidence of indebtedness," the issue of compliance with Section 18 of the 1940 Act will not be raised with the SEC by the Division of Investment Management if a Fund covers such securities by earmarking and maintaining certain assets on the books and records of the Fund's custodian. Similarly, so long as such earmarked assets are maintained, the issue of compliance with Section 18 will not be raised with respect to any of the following: any swap contract or contract for differences; any pledge or encumbrance of assets permitted by Non-Fundamental Restriction (4) below; any borrowing permitted by Fundamental Restriction (1) above; any collateral arrangements with respect to initial and variation margin permitted by Non-Fundamental Restriction (4) below; and the purchase or sale of options, forward contracts, futures contracts or options on futures contracts.


(11) With respect to the Tobacco-Free Core Fund only, invest in (a) securities which at the time of such investment are not readily marketable, (b) securities the disposition of which is restricted under federal securities laws, and (c) repurchase agreements maturing in more than seven days if, as a result, more than 10% of the Fund's total assets (taken at current value) would then be invested in securities described in (a), (b) and (c) above.

(12) With respect to the Japan Fund only, (i) own greater than 10% of the outstanding voting securities of any single issuer; or (ii) pledge, hypothecate, mortgage or otherwise encumber its assets in excess of 10% of the Fund's total assets (taken at cost) and then only to secure permitted borrowings (for purposes of this restriction, collateral arrangements with respect to the writing of options, stock index, interest rate, currency or other futures, options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets).

Non-Fundamental Restrictions:


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
It is contrary to the present policy of all the Funds, which may be changed by the Trustee without shareholder approval, to:

(1) Buy or sell oil, gas or other mineral leases, rights or royalty contracts.

(2) Make investments for the purpose of gaining control of a company's management.

(3) Invest more than 15% of net assets in illiquid securities. The securities currently thought to be included as "illiquid securities" are restricted securities under the Federal securities laws (including illiquid securities traded under Rule 144A), repurchase agreements and securities that are not readily marketable. To the extent the Trustees determine that restricted securities traded under Section 4(2) or Rule 144A under the Securities Act of 1933 are in fact liquid, they will not be included in the 15% limit on investment in illiquid securities.

(4) Pledge, hypothecate, mortgage or otherwise encumber its assets in excess of 33-1/3% of the Fund's total assets (taken at cost). (For the purposes of this restriction, collateral arrangements with respect to swap agreements, the writing of options, stock index, interest rate, currency or other futures, options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets. The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively, is not deemed to be a pledge or encumbrance.)

(5) With respect to the Foreign Fund only, to (i) invest in interests of any general partnership, (ii) utilize margin or other borrowings to increase market exposure (such prohibition shall extend to the use of cash collateral obtained in exchange for loaned securities but does not prohibit the use of margin accounts for permissible futures trading; further, the Fund may borrow an amount equal to cash receivable from sales of stocks or securities the settlement of which is deferred under standard practice in the country of sale), (iii) pledge or otherwise encumber its assets, and (iv) invest more than 5% of its assets in any one issuer (except Government securities and bank certificates of deposit).

Except as indicated above in Fundamental Restriction (1), all percentage limitations on investments set forth herein and in the Prospectus will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

The phrase "shareholder approval," as used in the Prospectus and in this Statement of Additional Information, and the phrase "vote of a majority of the outstanding voting securities," as used herein with respect to a Fund, means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of that Fund, or (2) 67% or more of the shares of that Fund present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. Except for policies that are explicitly described as fundamental in the Prospectus or this Statement of Additional Information, the investment policies of each Fund (including all policies, restrictions and limitations set forth in the "Investment Guidelines") may be changed by the Trust's Trustees without the approval of shareholders.

                             MANAGEMENT OF THE TRUST


         Subject to the provisions of the GMO Declaration of Trust, the business of the GMO Trust (the "Trust"), an open-end management investment company, shall be managed by the Trustees, and they shall have all powers necessary or convenient to carry out that responsibility including the power to engage in securities transactions of all kinds on behalf of the Trust. Without limiting the foregoing, the Trustees may: adopt By-Laws not inconsistent with the Declaration of Trust providing for the regulation and management of the affairs of the Trust and may amend and repeal them to the extent that such By-Laws do not reserve that right to the Shareholders; fill vacancies in or remove from their number (including any vacancies created by an increase in the number of Trustees); remove from their number with or without cause; elect and remove such officers and appoint and terminate such agents as they consider appropriate; appoint from their own number and terminate one or more committees consisting of two or more Trustees which may exercise the powers and authority of the Trustees to the extent that the Trustees determine; employ one or more custodians of the assets of the Trust and authorize such custodians to employ subcustodians and to deposit all or any part of such assets in a system or systems for the central handling of securities or with a Federal Reserve Bank; retain a transfer agent or a shareholder servicing agent, or both; provide for the distribution of Shares by the Trust, through one or more principal underwriters or otherwise; set record dates for the determination of Shareholders with respect to various matters; and in general delegate such authority as they consider desirable to any officer of the Trust, to any committee of the Trustees and to any agent or employee of the Trust or to any such custodian or underwriter.


         The Trustees and officers of the Trust and their principal occupations during the past five years are as follows:

         R. JEREMY GRANTHAM* (D.O.B. 10/6/38). President-Quantitative and Chairman of the Trustees of the Trust. Member, Grantham, Mayo, Van Otterloo & Co. LLC.



         JAY O. LIGHT (D.O.B. 10/3/41). Trustee of the Trust. Professor of Business Administration, Harvard University; Senior Associate Dean, Harvard University (1988-1992).

         EYK DEL MOL VAN OTTERLOO (D.O.B. 2/27/37). President-International of the Trust. Member, Grantham, Mayo, Van Otterloo & Co. LLC.

         RICHARD MAYO (D.O.B. 6/18/42). President-U.S. Active of the Trust. Member, Grantham, Mayo, Van Otterloo & Co. LLC.





         SUSAN RANDALL HARBERT (D.O.B. 4/25/57). Chief Financial Officer and Treasurer of the Trust. Member, Grantham, Mayo, Van Otterloo & Co. LLC.



         WILLIAM R. ROYER, ESQ. (D.O.B. 7/20/65). Vice President of the Trust. General Counsel, Grantham, Mayo, Van Otterloo & Co. LLC.

         ROBERT V. BROKAW, JR. (D.O.B. 10/7/43). Secretary of the Trust. Member, Grantham, Mayo, Van Otterloo & Co. LLC. Research Analyst, GMO Renewable Resources LLC (July 1999 - present).




         SCOTT ESTON (D.O.B. 1/20/56). Vice President of the Trust. Chief Financial Officer, Member, Grantham, Mayo, Van Otterloo & Co. LLC (September 1997 - present). Senior Partner, Coopers & Lybrand (1987-1997).


         ANNE STETSON (D.O.B. 8/7/62) Vice President of the Trust. Associate General Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (May 1998-present). Legal Counsel, Fidelity Investments (January 1995-April
         1998).


         ELAINE M. HARTNETT, ESQ. (D.O.B. 2/18/45). Vice President and Clerk of the Trust. Associate General Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (June 1999-present). Associate/Junior Partner, Hale and Dorr LLP, Boston, Massachusetts (1991-1999).

         BRENT ARVIDSON (D.O.B. 6/26/69). Assistant Treasurer of the Trust. Senior Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (September 1997-present). Senior Financial Reporting Analyst, John Hancock Funds (August 1996-September 1997). Account Supervisor/Senior Account Specialist, Investors Bank and Company (June 1993-August 1996).


         ANNE STETSON (D.O.B. 8/7/62) Vice President of the Trust. Associate General Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (May 1998-present). Legal Counsel, Fidelity Investments (January 1995-April
         1998).


*Trustee is deemed to be an "interested person" of the Trust and Grantham, Mayo, Van Otterloo & Co. LLC ("GMO" or the "Manager"), as defined by the 1940 Act.


         The mailing address of each of the officers and Trustees is c/o GMO Trust, 40 Rowes Wharf, Boston, Massachusetts 02110. Except as set forth below, as of June 6, 2000, the Trustees and officers of the Trust as a group owned less than 1% of the outstanding shares of each class of shares of each Fund of the Trust.




                                                                                           AGGREGATE
                         FUND                                 CLASS                   OWNERSHIP INTEREST
                         ----                                 -----                   ------------------
Asia Fund                                                      III                           3.83%

Small Cap Value Fund                                           III                           1.28%

Emerging Country Debt Fund                                     III                           1.20%

Emerging Markets Fund                                          III                           1.09%

Evolving Countries Fund                                        III                           3.34%


Global Hedged Equity Fund                                      III                           6.11%

Growth Fund                                                    III                           1.16%

Inflation Indexed Bond Fund                                    III                           2.34%

Japan Fund                                                     III                           1.67%

REIT Fund                                                      III                           2.98%

Small Cap Growth Fund                                          III                           2.01%

Short Term Income Fund                                         III                           5.87%



         Except as stated above, the principal occupations of the officers and Trustees for the last five years have been with the employers as shown above, although in some cases they have held different positions with such employers.


         Other than as set forth in the table below, no Trustee or officer of the Trust receives any direct compensation from the Trust or any series thereof:



                NAME OF PERSON,                       TOTAL ANNUAL COMPENSATION
                  POSITION                                FROM THE TRUST
                  --------                                --------------
              Harvey R. Margolis, Trustee(1)              $80,000

              Jay O. Light, Trustee                       $80,000



         Messrs. Grantham, Mayo, Van Otterloo, Brokaw and Eston, and Ms. Harbert, as members of the Manager, will benefit from the management fees paid by each Fund of the Trust.


                     INVESTMENT ADVISORY AND OTHER SERVICES

Management Contracts

         As disclosed in the Prospectus under the heading "Management of the Trust," under separate Management Contracts (each a "Management Contract") between the Trust and the Manager, subject to such policies as the Trustees of the Trust may determine, the Manager will furnish continuously an investment program for each Fund and will make investment decisions on behalf of the Fund and place all orders for the purchase and sale of portfolio securities. Subject to the control of the Trustees, the Manager also manages, supervises and conducts the other affairs and business of the Trust, furnishes office space and equipment, provides bookkeeping and certain clerical services and pays all salaries, fees and expenses of officers and Trustees of the Trust who are affiliated with the Manager. As indicated under "Portfolio


-----------

(1) Mr. Margolis served as a Trustee of the Trust until his death in June 2000.

Transactions--Brokerage and Research Services," the Trust's portfolio transactions may be placed with broker-dealers who furnish the Manager, at no cost, certain research, statistical and quotation services of value to the Manager in advising the Trust or its other clients.


         As is disclosed in the Prospectus, the Manager has contractually agreed to reimburse each Fund with respect to certain Fund expenses through June 30, 2001 to the extent that a Fund's total annual operating expenses (excluding Shareholder Service Fees, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses and transfer taxes; and, in the case of the Emerging Markets Fund, Evolving Countries Fund, Asia Fund, Emerging Country Debt Fund and Global Hedged Equity Fund, also excluding custodial fees; and, in the case of the Asset Allocation Funds, U.S. Sector Fund, Global Hedged Equity Fund and Emerging Country Debt Share Fund, also excluding expenses indirectly incurred by the investment in other Funds of the Trust), would otherwise exceed a specified percentage of that Fund's daily net assets.


         Each Management Contract provides that the Manager shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

         Each Management Contract was approved by the Trustees of the Trust (including a majority of the Trustees who were not "interested persons" of the Manager) and by the relevant Fund's sole shareholder in connection with the organization of the Trust and the establishment of the Funds. Each Management Contract will continue in effect for a period more than two years from the date of its execution only so long as its continuance is approved at least annually by (i) the vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not "interested persons" of the Manager or the Trust, and by (ii) the majority vote of either the full Board of Trustees or the vote of a majority of the outstanding shares of the relevant Fund. Each Management Contract automatically terminates on assignment, and is terminable on not more than 60 days' notice by the Trust to the Manager. In addition, each Management Contract may be terminated on not more than 60 days' written notice by the Manager to the Trust.

         For each Fund, the Management Fee is calculated based on a fixed percentage of the Fund's average daily net assets. In the last three fiscal years the Funds have paid the following amounts as Management Fees to the Manager pursuant to the relevant Management Contract:

                                                GROSS          REDUCTION          NET
                                                -----          ---------          ---
U.S. CORE FUND
--------------

Year ended 2/29/00                           $11,161,595      $   738,607      $10,422,988
Year ended 2/28/99                            18,661,431        7,700,727       10,960,704
Year ended 2/28/98                            17,753,329        7,220,779       10,532,550

TOBACCO-FREE CORE FUND
----------------------

Year ended 2/29/00                           $   855,754      $   135,558      $   720,196
Year ended 2/28/99                               666,206          330,580          335,626
Year ended 2/28/98                               394,815          218,695          176,120

VALUE FUND
----------

Year ended 2/29/00                           $   996,644      $   102,057      $   894,587
Year ended 2/28/99                             1,839,261          778,954        1,060,307
Year ended 2/28/98                             2,742,196        1,134,088        1,608,108

INTRINSIC VALUE FUND
--------------------

Commencement of Operations                   $    76,163      $    57,918      $    18,245
(8/2/99) - 2/29/00

GROWTH FUND
-----------

Year ended 2/29/00                           $   579,315      $   101,280      $   478,035
Year ended 2/28/99                               857,030          396,124          460,906
Year ended 2/28/98                             1,008,998          463,468          545,530

SMALL CAP VALUE FUND
--------------------

Year ended 2/29/00                           $ 1,119,033      $   196,165      $   922,868
Year ended 2/28/99                             2,529,395        1,060,654        1,468,741
Year ended 2/28/98                             3,650,580        1,603,440        2,047,140

SMALL CAP GROWTH FUND
---------------------

Year ended 2/29/00                           $   430,598      $   142,477      $   288,121
Year ended 2/28/99                             1,527,491          699,892          827,599
Year ended 2/28/98                             1,537,995          725,457          812,538

REIT FUND
---------

Year ended 2/29/00                           $   705,890      $    73,067      $   632,823

                                                GROSS          REDUCTION          NET
                                                -----          ---------          ---

Year ended 2/28/99                             1,748,325          614,047        1,134,278
Year ended 2/28/98                             2,765,300          961,297        1,804,003

INTERNATIONAL CORE FUND
-----------------------

Year ended 2/29/00                           $13,366,668      $ 2,144,089      $11,222,579
Year ended 2/28/99                            25,130,562        9,237,518       15,893,044
Year ended 2/28/98                            30,572,502       12,093,211       18,479,291

CURRENCY HEDGED INTERNATIONAL CORE FUND
---------------------------------------

Year ended 2/29/00                           $   886,758      $   536,312      $   350,446
Year ended 2/28/99                             2,606,569        1,442,434        1,164,135
Year ended 2/28/98                             4,457,931        2,255,760        2,202,171

FOREIGN FUND
------------

Year ended 2/29/00                           $ 7,261,054      $ 1,196,212      $ 6,064,842
Year ended 2/28/99                             8,363,703        2,741,305        5,622,398
Year ended 2/28/98                             7,035,104        2,369,507        4,665,597


INTERNATIONAL SMALL COMPANIES FUND
----------------------------------

Year ended 2/29/00                           $ 1,000,168      $   395,818      $   604,350
Year ended 2/28/99                             2,608,681        1,686,651          922,030
Year ended 2/28/98                             2,912,080        2,004,718          907,362

JAPAN FUND
----------

Year ended 2/29/00                           $   225,115      $   165,728      $    59,387
Year ended 2/28/99                             1,071,652          558,538          513,114
Year ended 2/28/98                             1,540,113          803,953          736,160

EMERGING MARKETS FUND
---------------------

Year ended 2/29/00                           $ 8,754,687      $   296,467      $ 8,458,220
Year ended 2/28/99                            11,112,844        2,342,168        8,770,676
Year ended 2/28/98                            17,396,168        3,619,369       13,776,799

EVOLVING COUNTRIES FUND
-----------------------

Year ended 2/29/00                           $   336,947      $    86,122      $   250,825
Year ended 2/28/99                               343,836          145,463          198,373

                                                GROSS          REDUCTION          NET
                                                -----          ---------          ---
Commencement of Operations
(8/29/97) - 2/28/98                               94,952           77,826           17,126

ASIA FUND
---------

Year ended 2/29/00                           $    28,350      $    84,198      $   844,152
Year ended 2/28/99                               740,141          221,148          518,993
Commencement of Operations
(2/18/98) - 2/28/98                                3,209            3,209                0

GLOBAL HEDGED EQUITY FUND
-------------------------

Year ended 2/29/00                           $   253,727      $    53,727      $         0
Year ended 2/28/99                               892,689          837,881           54,808
Year ended 2/28/98                             1,509,937          850,401          659,536

DOMESTIC BOND FUND
------------------

Year ended 2/29/00                           $   170,540      $    80,033      $    90,507
Year ended 2/28/99                               678,052          516,760          161,292
Year ended 2/28/98                             1,311,252          932,631          378,621

U.S. BOND/GLOBAL ALPHA A FUND
-----------------------------

Year ended 2/29/00                           $   309,352      $    22,918      $    86,434
Year ended 2/28/99                               932,468          588,202          344,266
Commencement of Operations
(4/30/97) - 2/28/98                              571,318          361,139          210,179

U.S. BOND/GLOBAL ALPHA B FUND
-----------------------------

Year ended 2/29/00                           $    17,901      $   133,162      $   184,739
Year ended 2/28/99                               711,308          568,011          143,297
Commencement of Operations (7/29/97) -
2/28/98                                          865,631          609,605          256,026

INTERNATIONAL BOND FUND
-----------------------

Year ended 2/29/00                           $   417,278      $    65,415      $    51,863
Year ended 2/28/99                             1,061,185          642,536          418,649
Year ended 2/28/98                             1,090,298          692,754          397,544

CURRENCY HEDGED INTERNATIONAL BOND FUND
---------------------------------------
Year ended 2/29/00                           $  781,487       $  238,584       $  542,903
Year ended 2/28/99                            1,920,646        1,273,399          647,247

                                                GROSS          REDUCTION          NET
                                                -----          ---------          ---

Year ended 2/28/98                            1,895,291        1,316,764          578,527

GLOBAL BOND FUND
----------------

Year ended 2/29/00                           $   65,979       $   44,660       $  221,319
Year ended 2/28/99                              486,743          392,034           94,709
Year ended 2/28/98                              297,447          297,447                0

EMERGING COUNTRY DEBT FUND
--------------------------

Year ended 2/29/00                           $2,943,719       $  252,112       $2,691,607
Year ended 2/28/99                            3,666,332        1,314,674        2,351,658
Year ended 2/28/98                            2,823,080        1,087,585        1,735,495

SHORT-TERM INCOME FUND
----------------------

Year ended 2/29/00                           $   25,341       $   25,341       $        0
Year ended 2/28/99                               82,642           82,642                0
Year ended 2/28/98                              117,159          117,159                0

INFLATION INDEXED BOND FUND
---------------------------

Year ended 2/29/00                           $   41,797       $   41,797       $        0
Year ended 2/28/99                               75,976           75,976                0
Commencement of Operations
(3/31/97) - 2/28/98                              36,237           36,237                0

EMERGING COUNTRY DEBT SHARE FUND
--------------------------------

Year ended 2/29/00                           $        0       $        0       $        0
Commencement of Operations
(7/20/98) - 2/28/99                                   0                0                0

INTERNATIONAL EQUITY ALLOCATION FUND
------------------------------------

Year ended 2/29/00                           $        0       $        0       $        0
Year ended 2/28/99                                    0                0                0
Year ended 2/28/98                                    0                0                0

WORLD EQUITY ALLOCATION FUND
----------------------------

Year ended 2/29/00                           $        0       $        0       $        0
Year ended 2/28/99                                    0                0                0
Year ended 2/28/98                                    0                0                0

                                                GROSS          REDUCTION          NET
                                                -----          ---------          ---

GLOBAL (U.S.+) EQUITY ALLOCATION FUND
-------------------------------------

Year ended 2/29/00                           $        0       $        0       $        0
Year ended 2/28/99                                    0                0                0
Year ended 2/28/98                                    0                0                0

GLOBAL BALANCED ALLOCATION FUND
-------------------------------

Year ended 2/29/00                           $        0       $        0       $        0
Year ended 2/28/99                                    0                0                0
Year ended 2/28/98                                    0                0                0

U.S. SECTOR FUND
----------------

Year ended 2/29/00                           $   46,391       $   46,391       $        0
Year ended 2/28/99                              118,652          118,652                0
Year ended 2/28/98                              853,670          635,351          218,319






         Each of the Trust and the Manager has adopted a Code of Ethics pursuant to the requirement of the 1940 Act. Under the Code of Ethics, personnel are permitted to engage in personal securities transactions only in accordance with certain conditions relating to such persons' position, the identity of the security, the timing of the transaction and similar factors. Transactions in securities that may be held by the Funds are permitted, subject to compliance with applicable provisions of the Code. Personal securities transactions must be reported quarterly and broker confirmations of such transactions must be provided for review.


         Custodial Arrangements. Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, Massachusetts 02116, and Brown Brothers Harriman & Co. ("BBH"), 40 Water Street, Boston, Massachusetts 02109, serve as the Trust's custodians on behalf of the Funds. As such, IBT or BBH holds in safekeeping certificated securities and cash belonging to a Fund and, in such capacity, is the registered owner of securities in book-entry form belonging to a Fund. Upon instruction, IBT or BBH receives and delivers cash and securities of a Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. Each of IBT and BBH also maintains certain accounts and records of the Trust and calculates the total net asset value, total net income and net asset value per share of each Fund on a daily basis.

         Shareholder Service Arrangements. As disclosed in the Prospectus, pursuant to the terms of a single Servicing Agreement with each Fund of the Trust, GMO provides direct client service, maintenance and reporting to shareholders of the Funds. The Servicing Agreement was approved by the Trustees of the Trust (including a majority of the Trustees who are not "interested persons" of the Manager or the Trust). The Servicing Agreement will continue in effect for a period of more than one year from the date of its execution only so long as its continuance is approved at least annually by (i) the vote, cast in person at a meeting called for the purpose, of a majority of those Trustees who are not "interested persons" of the Manager or the Trust, and (ii) the majority vote of the full Board of Trustees. The Servicing Agreement automatically terminates on assignment (except as specifically provided in the Servicing Agreement) and is terminable by either party upon not more than 60 days' written notice to the other party.



         The Trust entered into the Servicing Agreement with GMO on May 30, 1996. Pursuant to the terms of the Servicing Agreement, in the last three fiscal years each Fund paid GMO the amounts set forth in the table that follows:



                                               March 1, 1997            March 1, 1998             March 1, 1999
                                                  Through                  Through                   Through
                                             February 28, 1998        February 28, 1999         February 29, 2000
                                             -----------------        -----------------         -----------------
U.S. Core Fund                                  $5,028,001                $4,754,395                $4,407,831
Tobacco-Free Core Fund                             118,083                   199,862                   388,979
Value Fund                                         586,036                   394,127                   324,993
Intrinsic Value Fund                                  --                        --                      34,620
Growth Fund                                        302,285                   257,109                   263,325
Small Cap Value Fund                             1,093,550                   758,820                   508,651
Small Cap Growth Fund                              459,765                   458,247                   195,726
REIT Fund                                          552,026                   349,665                   196,081
International Core Fund                          6,088,152                 4,603,105                 3,478,692
Currency Hedged International                      864,408                   404,263                   198,588
    Core Fund
Foreign Fund                                     1,421,888                 1,602,553                 1,768,087
International Small Companies Fund                 349,448                   313,042                   250,044
Japan Fund                                         308,029                   214,330                    62,532
Emerging Markets Fund                            2,579,392                 1,466,558                 1,461,556
Evolving Countries Fund                             17,804                    64,403                    77,765
Asia Fund                                             --                     111,021                   171,917
Global Hedged Equity Fund                          217,705                    27,988                     8,662
Domestic Bond Fund                                 790,254                   406,832                   255,809
U.S. Bond/Global Alpha A Fund                      213,529                   349,675                   185,609
U.S. Bond/Global Alpha B Fund                      323,124                   266,738                   238,423
International Bond Fund                            407,680                   397,948                   250,367
Currency Hedged International Bond Fund            568,775                   576,196                   468,892
Global Bond Fund                                   133,633                   208,607                   288,931
Emerging Country Debt Fund                         836,348                   914,886                 1,061,617
Short-Term Income Fund                              70,313                    49,567                    76,023
Inflation Indexed Bond Fund                         21,641                    45,586                    62,695
Emerging Country Debt Share Fund                      --                           0                      --
International Equity Allocation Fund                13,569                         0                      --
World Equity Allocation Fund                        11,172                         0                      --
Global (U.S.+) Equity Allocation Fund                1,099                         0                      --

                                               March 1, 1997            March 1, 1998             March 1, 1999
                                                  Through                  Through                   Through
                                             February 28, 1998        February 28, 1999         February 29, 2000
                                             -----------------        -----------------         -----------------
Global Balanced Allocation Fund                     36,399                         0                      --
U.S. Sector Fund                                   150,583                        90                      --


         Independent Accountants. The Trust's independent accountants are PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110. PricewaterhouseCoopers LLP conducts annual audits of the Trust's financial statements, assists in the preparation of each Fund's federal and state income tax returns, consults with the Trust as to matters of accounting and federal and state income taxation and provides assistance in connection with the preparation of various Securities and Exchange Commission filings.


         Distributor. Funds Distributor, Inc. ("FDI"), 60 State Street, Boston, Massachusetts 02109, serves as the Trust's distributor on behalf of the Funds. GMO has undertaken to reimburse the Trust for any fees that the Trust is obligated to pay FDI until further notice.


                             PORTFOLIO TRANSACTIONS

         The purchase and sale of portfolio securities for each Fund and for the other investment advisory clients of the Manager are made by the Manager with a view to achieving their respective investment objectives. For example, a particular security may be bought or sold for certain clients of the Manager even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, therefore, one client may indirectly sell a particular security to another client. It also happens that two or more clients may simultaneously buy or sell the same security, in which event purchases or sales are effected on a pro rata, rotating or other equitable basis so as to avoid any one account being preferred over any other account.

         Transactions involving the issuance of Fund shares for securities or assets other than cash will be limited to a bona fide reorganization or statutory merger and to other acquisitions of portfolio securities that meet all of the following conditions: (a) such securities meet the investment objectives and policies of the Fund; (b) such securities are acquired for investment and not for resale; (c) such securities are liquid securities which are not restricted as to transfer either by law or liquidity of market; and (d) such securities have a value which is readily ascertainable as evidenced by a listing on the American Stock Exchange, the New York Stock Exchange, NASDAQ or a recognized foreign exchange.

         Brokerage and Research Services. In placing orders for the portfolio transactions of each Fund, the Manager will seek the best price and execution available, except to the extent it may be permitted to pay higher brokerage commissions for brokerage and research services as described below. The determination of what may constitute best price and execution by a broker-dealer in effecting a securities transaction involves a number of considerations, including, without limitation, the overall net economic result to the Fund (involving price paid or received and any commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, availability of the broker to stand ready to execute possibly difficult transactions in the future and the financial strength and stability of the broker. Because of such factors, a broker-dealer effecting a transaction may be paid a commission higher than that charged by another broker-dealer. Most of the foregoing are subjective considerations.


         Over-the-counter transactions often involve dealers acting for their own account. It is the Manager's policy to place over-the-counter market orders for the U.S. Funds with primary market makers unless better prices or executions are available elsewhere.

         Although the Manager does not consider the receipt of research services as a factor in selecting brokers to effect portfolio transactions for a Fund, the Manager will receive such services from brokers who are expected to handle a substantial amount of the Funds' portfolio transactions. Research services may include a wide variety of analyses, reviews and reports on such matters as economic and political developments, industries, companies, securities and portfolio strategy. The Manager uses such research in servicing other clients as well as the Funds.

         As permitted by Section 28(e) of the Securities Exchange Act of 1934 and subject to such policies as the Trustees of the Trust may determine, the Manager may pay an unaffiliated broker or dealer that provides "brokerage and research services" (as defined in the Act) to the Manager an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker or dealer would have charged for effecting that transaction.

         During the three most recent fiscal years, the Trust paid, on behalf of the Funds, the following amounts in brokerage commissions:



                                             March 1, 1997             March 1, 1998             March 1, 1999
                                                Through                   Through                   Through
                                           February 28, 1998         February 28, 1999         February 29, 2000
                                           -----------------         -----------------         -----------------
U.S. Core Fund                                  $2,561,392              $3,313,708                $3,385,122
Tobacco-Free Core Fund                              50,119                  98,094                   293,723
Value Fund                                         666,871                 461,481                   728,107
Intrinsic Value Fund                                    --                      --                    16,196
Growth Fund                                        170,370                 121,146                    81,237
Small Cap Value Fund                               903,916                 848,094                   690,450
Small Cap Growth Fund                              880,229                 886,921                   409,182
REIT Fund                                          911,700                 581,181                    95,220
International Core Fund                          7,059,863               5,725,781                 3,416,885
Currency Hedged International
     Core Fund                                      27,976                 750,836                   269,798
Foreign Fund                                     1,294,686               1,399,711                 2,242,126
International Small Companies
     Fund                                          413,290                 101,284                   195,830
Japan Fund                                         289,271                 201,850                    53,507
Emerging Markets Fund                            7,790,713               6,397,437                 7,151,287
Evolving Countries Fund                            153,610                 410,530                   600,235


                                             March 1, 1997             March 1, 1998             March 1, 1999
                                                Through                   Through                   Through
                                           February 28, 1998         February 28, 1999         February 29, 2000
                                           -----------------         -----------------         -----------------
Asia Fund                                          154,375                 758,563                 1,188,954
Global Hedged Equity Fund                          244,119                  76,040                    23,883
Domestic Bond Fund                                  43,754                  43,364                    25,903
U.S. Bond/Global Alpha A Fund                       20,476                  26,967                    33,858
U.S. Bond/Global Alpha B Fund                       48,310                  38,933                    32,280
International Bond Fund                             40,399                  38,185                    31,558
Currency Hedged International
Bond Fund                                           27,976                  40,930                    62,086
Global Bond Fund                                     4,123                  19,098                    33,865
Emerging Country Debt Fund                          34,908                  57,860                    53,772
Short-Term Income Fund                                  --                     702                        --
U.S. Sector Fund                                   278,180                      74                        --


                        DETERMINATION OF NET ASSET VALUE


         The net asset value per share of each Fund of GMO Trust will be determined on each day the New York Stock Exchange (the "Exchange") is open for regular business as of the close of regular trading on the Exchange, generally 4:00 p.m. New York City time. However, equity options held by the Funds are priced as of the close of trading at 4:10 p.m., and futures contracts on U.S. government and other fixed-income securities and index options held by the Funds are priced as of their close of trading at 4:15 p.m. Events affecting the values of foreign securities may occur between the earlier closings of foreign exchanges and securities markets and the closing of the New York Stock Exchange which will not be reflected in the computation of the Funds' net asset value. Please refer to "Determination of Net Asset Value" in the Prospectus for additional information.


                DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES

         The Trust is organized as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust ("Declaration of Trust") dated June 24, 1985. A copy of the Declaration of Trust is on file with the Secretary of The Commonwealth of Massachusetts. The fiscal year for each Fund ends on February 28/29.


         Pursuant to the Declaration of Trust, the Trustees have currently authorized the issuance of an unlimited number of full and fractional shares of thirty-nine series: U.S. Core Fund; Tobacco-Free Core Fund; Value Fund; Growth Fund; U.S. Sector Fund; Small Cap Value Fund; Small Cap Growth Fund; Fundamental Value Fund; REIT Fund; International Core Fund; Currency Hedged International Core Fund; Foreign Fund; International Small Companies Fund; Japan Fund; Emerging Markets Fund; Evolving Countries Fund; Domestic Bond Fund; U.S. Bond/Global Alpha A Fund; U.S. Bond/Global Alpha B Fund; International Bond Fund; Currency Hedged International Bond Fund; Global Bond Fund; Emerging Country Debt Fund; Short-Term Income Fund; Global Hedged Equity Fund; Inflation Indexed Bond Fund; International Equity Allocation Fund; World Equity Allocation Fund; Global (U.S.+) Equity Allocation Fund; Global Balanced Allocation Fund; Emerging Country Debt Share Fund; Pelican Fund; Asia Fund; Tax-Managed U.S. Equities Fund; Tax-Managed International Equities Fund; Tax-Managed Small Companies Fund; Intrinsic Value Fund; Alpha LIBOR Fund and

International Core Plus Allocation Fund. Interests in each portfolio (Fund) are represented by shares of the corresponding series. Each share of each series represents an equal proportionate interest, together with each other share, in the corresponding Fund. The shares of such series do not have any preemptive rights. Upon liquidation of a Fund, shareholders of the corresponding series are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders. The Declaration of Trust also permits the Trustees to charge shareholders directly for custodial and transfer agency expenses, but there is no present intention to make such charges.


         The Declaration of Trust also permits the Trustees, without shareholder approval, to subdivide any series of shares into various sub-series or classes of shares with such dividend preferences and other rights as the Trustees may designate. This power is intended to allow the Trustees to provide for an equitable allocation of the impact of any future regulatory requirements which might affect various classes of shareholders differently. The Trustees have currently authorized the establishment and designation of up to eight classes of shares for each series of the Trust (except for the Pelican Fund): Class I Shares, Class II Shares, Class III Shares, Class IV Shares, Class V Shares, Class VI Shares, Class VII Shares and Class VIII Shares.

         The Trustees may also, without shareholder approval, establish one or more additional separate portfolios for investments in the Trust or merge two or more existing portfolios (i.e., a new fund). Shareholders' investments in such a portfolio would be evidenced by a separate series of shares.

         The Declaration of Trust provides for the perpetual existence of the Trust. The Trust, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of the Trust. While the Declaration of Trust further provides that the Trustees may also terminate the Trust upon written notice to the shareholders, the 1940 Act requires that the Trust receive the authorization of a majority of its outstanding shares in order to change the nature of its business so as to cease to be an investment company.


         On June 1, 2000 the following shareholders held greater than 25% of the outstanding shares of a series of the Trust:



FUND                      SHAREHOLDERS
----                      ------------
Value Fund                Leland Stanford Junior University  II

U.S. Sector Fund          The Herb Society of America Inc.

Intrinsic Value Fund      Princeton University
Growth Fund               Surdna Foundation, Inc.; The Northern Trust Company,
                          Trustee of The Aerospace Corporation Employees
                          Retirement Plan Trust

Small Cap Growth Fund     Bost & Co. FBO the Hewlett Foundation; Princeton University

FUND                                                 SHAREHOLDERS
----                                                 ------------

U. S. Bond/Global Alpha B Fund                       Bost & Co. FBO Bell Atlantic -- Fixed Income


Currency Hedged International Bond Fund              Bost & Co. FBO Bell Atlantic -- Fixed Income

Currency Hedged International Core Fund              Trustees of Columbia University in the City of New York-Global

International Small Companies Fund                   Princeton University

Global Hedged Equity Fund                            Partners Healthcare System Pooled Investment Accounts

Global Bond Fund                                     Fresno County Employees' Retirement Association

International Bond Fund                              Saturn & Co. A/C 4600712 c/o Investors Bank & Trust Company TR - FBO The
                                                     John Hancock Mutual Life Insurance Company Pension Plan

Short-Term Income Fund                               Bankers Trust Company as Trustee for GTE Service Corp. Master Pension
                                                     Trust

World Equity Allocation Fund                         Mars & Co.; Longwood College Foundation, Inc.

Japan Fund                                           SIM International Equity Trust

Asia Fund                                            Princeton University

Emerging Country Debt Share Fund                     Sprint Corporate Master Trust

Global (U.S.+) Equity Allocation Fund                Bost & Co. Yale Trusts


         As a result, such shareholders may be deemed to "control" their respective series as such term is defined in the 1940 Act.



                                  VOTING RIGHTS


         Shareholders are entitled to one vote for each full share held (with fractional votes for fractional shares held) and will vote (to the extent provided herein) in the election of Trustees and the termination of the Trust and on other matters submitted to the vote of shareholders. Shareholders vote by individual Fund on all matters except (i) when required by the Investment Company Act of 1940, shares shall be voted in the aggregate and not by individual Fund, and (ii) when the Trustees have determined that the matter affects only the interests of one or more Funds, then only shareholders of such affected Funds shall be entitled to vote thereon. Shareholders of one Fund shall not be entitled to vote on matters exclusively affecting another

Fund, such matters including, without limitation, the adoption of or change in the investment objectives, policies or restrictions of the other Fund and the approval of the investment advisory contracts of the other Fund. Shareholders of a particular class of shares do not have separate class voting rights except with respect to matters that affect only that class of shares and as otherwise required by law.

         There will normally be no meetings of shareholders for the purpose of electing Trustees except that in accordance with the 1940 Act (i) the Trust will hold a shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders, and (ii) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may only be filled by a vote of the shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon written request by the holders of at least 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees. Voting rights are not cumulative.

         No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust except (i) to change the Trust's name or to cure technical problems in the Declaration of Trust and (ii) to establish, designate or modify new and existing series or sub-series of Trust shares or other provisions relating to Trust shares in response to applicable laws or regulations.

                        SHAREHOLDER AND TRUSTEE LIABILITY

         Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of all the property of the relevant Fund for all loss and expense of any shareholder of that Fund held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and the Fund of which he is or was a shareholder would be unable to meet its obligations.

         The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject to by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The By-Laws of the Trust provide for indemnification by the Trust of the Trustees and the officers of the Trust except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that his action was in or not opposed to the best interests of the Trust. Such person may not be indemnified against any liability to the Trust or the Trust shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

              BENEFICIAL OWNERS OF 5% OR MORE OF THE FUND'S SHARES


         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class II Shares of the U.S. Core Fund as of June 1, 2000:




                   Name                                        Address                      % Ownership
                   ----                                        -------                      -----------
Wheeler & Co.                                      Hutchins Wheeler & Dittmar                  32.70
FBO The Hyams Foundation, Inc.                     Attn:  Mr. James T. Robinson
                                                   101 Federal Street
                                                   Boston, MA 02110

The Trustees of Reservations General Endowment     572 Essex Street                            18.81
                                                   Beverly, MA 01915

Presbyterian Homes & Family Services, Inc.         150 Linden Avenue                            7.01
                                                   Lynchburg, VA 24503

First Union National Bank Trustee FBO              Attn:  Mutual Funds                          6.62
Gibbs Wire and Steel A/C #9546000156               1525 W. Wt. Harris Blvd.
                                                   CMG 1151
                                                   Charlotte, NC  28288-1151



         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class IV Shares of the U.S. Core Fund as of June 1, 2000:



                   Name                                          Address                    % Ownership
                   ----                                          -------                    -----------
NRECA                                              Attn:  Patricia A. Murphy                   33.29
                                                   Investments Division
                                                   4301 Wilson Blvd.
                                                   RS18-305
                                                   Arlington, VA 22203-1860

Employee Retirement Plan of                        5918 Stoneridge Mall Road                   13.67
Safeway Inc.                                       Pleasanton, CA  94588-3229

Boston & Co. A/C WFHF6202002                       Attn:  Mutual Funds Operations              11.99
FBO the Hewlett Foundation                         P.O. Box 3198
                                                   Pittsburgh, PA  15230-3198

                   Name                                          Address                    % Ownership
                   ----                                          -------                    -----------
University Of Rochester                            Attn:  Joyce A. Johnson                     10.83
                                                   Wallis Hall, Suite 263
                                                   River Campus, Box 270012
                                                   Rochester, NY 14627-0012

Corning Retirement Master Trust                    Attn:  Lindsay W. Brown                     10.47
                                                   Director Investment Services
                                                   Corning Incorporated
                                                   One Riverfront Plaza IIQ-E2-34
                                                   Corning, NY 14831-0001

Duke University Long Term                          2200 West Main Street                        8.47
Endowment PO                                       Suite 1000
                                                   Attn: Portfolio Accounting
                                                   Durham, NC 27705



         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Tobacco-Free Core Fund as of June 1, 2000:



                   Name                                          Address                    % Ownership
                   ----                                          -------                    -----------
Dewitt Wallace-Reader's Digest                   Attn:  Rob D. Nagel                           22.33
  Fund, Inc.                                     Two Park Avenue
                                                 23rd Floor
                                                 New York, NY  10016

Lila Wallace-Reader's Digest Fund,               Attn:  Rob D. Nagel                           19.30
Inc.                                             Two Park Avenue
                                                 23rd Floor
                                                 New York, NY  10016

The Flinn Foundation                             Attn:  Don Shider                             17.73
                                                 1802 N. Central Avenue
                                                 Phoenix, AZ 85004-1506

Tufts Associated Health                          353 Wyman Street                               8.66
Maintenance Organization Inc.                    Waltham, MA  02454

The Boston Foundation, Inc.                      One Boston Place                               7.68
                                                 24th Floor
                                                 Boston, MA  02108

Trustee of Columbia University in                Columbia University                            6.85
the City of New York -- Global                   475 Riverside Drive, Suite 401
                                                 New York, NY  10115

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Value Fund as of June 1, 2000:



                   Name                                          Address                         % Ownership
                   ----                                          -------                         -----------
Leland Stanford Junior                           Stanford Management Company                       60.65
  University II                                  2770 Sand Hill Road
                                                 Menlo Park, CA  94025

Leland Stanford Junior                           Stanford Management Company                        8.80
  University I                                   2770 Sand Hill Road
                                                 Menlo Park, CA  94025



         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Intrinsic Value Fund as of June 1, 2000:



                   Name                                          Address                  % Ownership
                   ----                                          -------                  -----------
Princeton University                             Attn: John D. Sweeney                        86.14
                                                 P.O. Box 35
                                                 Princeton, NJ 08544

Claremont Graduate University                    Attn:  Jennifer Stockton                     10.93
                                                 150 East 10th
                                                 Harper 161
                                                 Claremont, CA 91711



         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Growth Fund as of June 1, 2000:



                   Name                                         Address                   % Ownership
                   ----                                         -------                   -----------
Surdna Foundation, Inc.                          Attn:  Mark De Venoge                        45.28
                                                 330 Madison Avenue
                                                 30th Floor
                                                 New York, NY 10017-5001

The Northern Trust Company,                      Attn:  Mutual Funds                          39.71
Trustee of the Aerospace                         P.O. Box 92956
Corporation Employees Retirement                 Chicago, IL  60675
Plan Trust

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Small Cap Value Fund as of June 1, 2000:



                   Name                                         Address                   % Ownership
                   ----                                         -------                   -----------
Bost & Co. A/C WFHF6202002                       Attn:  Mutual Funds Operations              14.86
  FBO The Hewlett Foundation                     P.O. Box 3198
                                                 Pittsburgh, PA 15230-3198

Princeton University TR                          Attn:  John D. Sweeney                      9.22
                                                 PO Box 35
                                                 Princeton, NJ  08544

Trustees of Columbia University in               Columbia University                         6.35
the City of New York - Global                    475 Riverside Drive, Suite 401
                                                 New York, NY  10115

Berea College                                    Attn: Barry Poynter, Assoc.                 6.08
                                                 Controller
                                                 PO Box 2214
                                                 Berea, KY  40404

Conrad N. Hilton Foundation                      100 West Liberty Street                     5.82
                                                 Suite 840
                                                 Reno, NV  89501



         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Small Cap Growth Fund as of June 1, 2000:



                   Name                                         Address                   % Ownership
                   ----                                         -------                   -----------
Bost & Co. A/C WFHF6202002                       Attn: Mutual Funds Operations               36.74
FBO The Hewlett Foundation                       P.O. Box 3198
                                                 Pittsburgh, PA 15230-3198

Princeton University TR                          Attn:  John Sweeney                         25.08
                                                 P.O. Box 35
                                                 Princeton, NJ  08544

Schering Plough Retirement Trust                 Attn:  Gary Karlin                          5.98
Global AA                                        One Giralda Farms
                                                 Madison, NJ  07940

Surdna Foundation Inc. Global AA                 Attn: Mark De Venoge                        5.40
                                                 330 Madison Avenue
                                                 30th Floor
                                                 New York, NY 10017-50001

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the REIT Fund as of June 1, 2000:



                   Name                                         Address                         % Ownership
                   ----                                         -------                         -----------
Bost & Co. A/C WFHF6202002                       Attn:  Mutual Funds Operations                    12.65
  FBO The Hewlett Foundation                     P.O. Box 3198
                                                 Pittsburgh, PA 15230-3198

Schering Plough Retirement Trust Global AA       Attn:  Gary Karlin                                9.64
                                                 One Giralda Farms
                                                 Madison, NJ  07940

Trustees of Columbia University in the City of   Columbia University                               8.24
New York-Global                                  475 Riverside Drive
                                                 Suite 401
                                                 New York, NY  10115

Conrad N. Hilton Foundation                      100 West Liberty Street                           6.55
                                                 Suite 840
                                                 Reno, NV  89501

Bank of America                                  9336 Civic Center Drive                           6.29
FBO William Barron Hilton                        Beverly Hills, CA  90210
Charitable Remainder Trust

GMO Global Balanced Allocation                   Attn:  Rick Okerman                               5.79
Fund                                             c/o GMO
                                                 40 Rowes Wharf
                                                 Boston, MA  02110



         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class II Shares of the International Core Fund as of June 1, 2000:



                   Name                                         Address                         % Ownership
                   ----                                         -------                         -----------
Sisters of the Holy Cross, Inc                   c/o Sister Mary Eliza Martin CSC                  61.90
                                                 General Treasurer
                                                 313 Bertrand Hall Saint Mary's
                                                 Notre Dame, IN 46556-5000

Bost. & Co A/C WERF1968002                       Attn:  Mutual Funds Operations                    18.44
                                                 P.O. Box 3198
                                                 Pittsburgh, PA 15230-3198

Saturn & Co.                                     c/o Investors Bank & Trust                        8.36
FBO Providence Washington Ins.                   P.O. Box 9130 FPG 90
                                                 Boston, MA 02117-9130

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the International Core Fund as of June 1, 2000:



                   Name                                         Address                         % Ownership
                   ----                                         -------                         -----------
State Street Bank as Trustee for the             State Street Bank & Trust Co.                       6.54
Electronic Data Systems                          Attn:  Laura Mears
Corporation                                      PO Box 1992
                                                 Boston, MA 02105-1992

BASF Corporation Pension Master                  Attn:  Christopher P. Krauss                        5.97
Trust                                            3000 Continental Drive North
                                                 Mount Olive, NJ 07828-1234



         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class IV Shares of the International Core Fund as of June 1, 2000:




                   Name                                         Address                         % Ownership
                   ----                                         -------                         -----------
Bost & Co. A/C NYXF1783862                       Attn:  Mutual Funds Operations                      72.64
FBO Bell Atlantic-ISF                            P.O. Box 3198
                                                 Pittsburgh, PA 15230-3198

RJ Reynolds Tobacco Company                      1301 Avenue of the Americas                         19.36
Defined Benefit Master Trust - Intl              33rd Floor
                                                 New York, NY 10019-6013

Trustees of Columbia University in               Columbia University                                 5.08
the City of New York-Global                      475 Riverside Drive, Suite 401
                                                 New York, NY  10115



         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Currency Hedged International Core Fund as of June 1, 2000:



                   Name                                         Address                         % Ownership
                   ----                                         -------                         -----------
The Edna McConnell Clark                         Attn:  Laura Kielczewski                            31.04
Foundation                                       Asst. Financial Officer
                                                 250 Park Avenue
                                                 New York, NY 10177-0026

The Edna McConnel Clark                          Attn:  Mr. Ralph Stefano                            14.39
Foundation Inc.                                  Director of Finance
                                                 250 Park Avenue
                                                 New York, NY 10177-0026

                   Name                                         Address                         % Ownership
                   ----                                         -------                         -----------
Trustees of Trinity College                      Treasurer's Office                                  9.87
                                                 300 Summit Street
                                                 Hartford, CT  06106

Vassar College                                   Attn:  Jay A. Yoder                                 8.35
                                                 Investment Analyst
                                                 P.O. Box 2
                                                 Poughkeepsie, NY 12601

GMO Global Balanced Allocation                   Attn:  Rick Okerman                                 8.14
Fund                                             c/o GMO
                                                 40 Rowes Wharf
                                                 Boston, MA  02110

Schering Plough Retirement Trust,                Attn:  Gary Karlin                                  5.57
Global AA                                        One Giralda Farms
                                                 Madison, NJ 07940

Phillips Exeter Academy                          Attn:  Joseph E. Fellows                            5.36
                                                 20 Main Street
                                                 Exeter, NH 03833-2460


         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class IV Shares of the Currency Hedged International Core Fund as of June 1, 2000:


                   Name                                       Address                        % Ownership
                   ----                                       -------                        -----------
Trustees of Columbia University in               Columbia University                           100.00
the City of New York-Global                      475 Riverside Drive, Suite 401
                                                 New York, NY 10115


         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class II Shares of the Foreign Fund as of June 1, 2000:



                   Name                                         Address                         % Ownership
                   ----                                         -------                         -----------
American Committee for the                       Attn:  Mr. Henry Pavony                             29.08
Weizmann Institute of Science Inc.               130 East 59th Street, 10th Floor
                                                 New York, NY  10022

Strafe & Co. for the Account of                  Attn:  Carl E. Sealander                            26.26
Owensbo Mercy Health System for                  P.O. Box 0160
Grantham Mayo Account                            Westerville, OH  43086-0160
3402815000

Northern Trust Custodian                         Attn:  Special Assets CB1S                          12.37
FBO Phoenix Childrens Hospital                   P.O. Box 92956
A/C 26 00849                                     Chicago, IL  60675-2956

                   Name                                         Address                         % Ownership
                   ----                                         -------                         -----------
Bowen David & Co. FBO                            Attn:  Daniel J. Boissonneault                      12.02
Wentworth Institute of Technology                PO Box 1647
                                                 Boston, MA 02105-1647



         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Foreign Fund as of June 1, 2000:



                   Name                                         Address                         % Ownership
                   ----                                         -------                         -----------
University of Pennsylvania                       Attn:  Roberta Bell                                 11.64
                                                 3535 Market Street
                                                 Suite 500
                                                 Philadelphia, PA 19104-3309

University of Minnesota Foundation               Attn:  Douglas J Gorence                            10.05
                                                 Chief Investment Officer
                                                 1300 S. 2nd St. Suite 200
                                                 Minneapolis, MN 55454-1029

Hershey Trust Company                            P.O. Box 445                                        9.70
Trustee for Milton Hershey School                100 Mansion Road East
                                                 Hershey, PA  17033

Metropolitan Museum of Art                       Attn:  Mr. Steve Berstler                           8.73
                                                 Chief Investment Officer
                                                 Fifth Avenue at 82nd Street
                                                 New York, NY 10028-0198

President and Fellows of Harvard                 c/o Harvard Management                              8.45
College                                          Company
                                                 600 Atlantic Avenue
                                                 Boston, MA  02210

Swarthmore College - Foreign                     500 College Ave.                                    6.93
                                                 Swarthmore, PA 19081-1397



        The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class IV Shares of the Foreign Fund as of June 1, 2000:



                   Name                                         Address                         % Ownership
                   ----                                         -------                         -----------
Princeton University TR                          Attn:  John D. Sweeney                              36.89
                                                 P.O. Box 35
                                                 Princeton, NJ  08544

The Rector and Visitors of the                   UVA Investment Management                           24.14
University of Virginia                           Company
                                                 PO Box 400215
                                                 Charlottesville, VA 22904-4215

                   Name                                         Address                         % Ownership
                   ----                                         -------                         -----------
Dewitt Wallace-Reader's Digest                   Attn:  Rob D. Nagel                                 17.13
Fund-Intl, Inc.                                  Two Park Avenue 23rd Floor
                                                 New York, NY  10016

Lila Wallace-Reader's Digest                     Attn:  Rob D. Nagel                                 14.75
Fund-Intl, Inc.                                  Two Park Avenue 23rd Floor
                                                 New York, NY  10016



         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the International Small Companies Fund as of June 1, 2000:



                   Name                                         Address                         % Ownership
                   ----                                         -------                         -----------
Princeton University TR                          Attn:  John D. Sweeney                              33.57
                                                 PO Box 35
                                                 Princeton, NJ  08544

Yale University                                  Attn:  Theodore D. Seides                           19.88
                                                 230 Prospect Street
                                                 New Haven, CT  06511

Bankers Trust Company as trustee                 Attn:  Geoffrey Mullen                               7.57
for GTE Service Corp Master                      280 Park Avenue 15 East
Pension Trust                                    New York, NY  10017

Bost & Co. A/C NYXF1783962                       Attn:  Mutual Funds Operations                      5.45
FBO Bell Atlantic-SCAP                           P.O. Box 3198
                                                 Pittsburgh, PA 15230-3198


         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Japan Fund as of June 1, 2000:



                   Name                                         Address                         % Ownership
                   ----                                         -------                         -----------
SIM International Equity Trust                   Attn:  Kay Franz                                    45.19
                                                 1001 19th Street North 16th Floor
                                                 Arlington, VA 22209-1722

Spelman College                                  Attn:  Mahesh Mehrota                               10.19
                                                 350 Spelman Lane SW
                                                 Box 589
                                                 Atlanta, GA 30314-4399

                   Name                                         Address                         % Ownership
                   ----                                         -------                         -----------
Richard H. Gabel 1957 Trust                      Attn:  H. Ober Hess, Ballard Spahr                  6.36
For H. Landis Gabel                              Andrews & Ingersoll
                                                 1735 Market Street
                                                 51st Floor
                                                 Philadelphia, PA 19182

Saxon & Co. FBO Gabel H. Landis                  Attn:  Dori Miller                                  6.01
Family Trust                                     PO Box 7780-1888
Acct. 35-35-001-0318536                          Philadelphia, PA  19182

Richard H. Gabel 1957 Trust for                  Attn:  H. Ober Hess, Ballard Spahr                  5.65
Caroline D. Gabel                                Andrews & Ingersoll
                                                 1735 Market Street
                                                 51st Floor
                                                 Philadelphia, PA 19182



         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Emerging Markets Fund as of June 1, 2000:



                   Name                                         Address                         % Ownership
                   ----                                         -------                         -----------
State Street Bank as Trustee for the             State Street Bank & Trust Co.                       8.29
Electronic Data Systems                          Attn:  Laura Mears
Corporation                                      P.O. Box 1992
                                                 Boston, MA 02105-1992

Bankers Trust Company Master                     Attn:  Barbara Gleason Asst. VP                     6.82
Custody FBO Mayo Foundation                      34 Exchange Place 4th Floor
Pension Plan                                     Mail Stop 3046
                                                 Jersey City, NJ 07302

BASF Corporation Pension Master                  3000 Continental Drive North                        6.17
Trust-Emerging                                   Mount Olive, NJ  07828-1234


         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class IV Shares of the Emerging Markets Fund as of June 1, 2000:


                   Name                                         Address                        % Ownership
                   ----                                         -------                        -----------
Princeton University TR                            Attn:  John D. Sweeney                            38.82
                                                   P.O. Box 35
                                                   Princeton, NJ 08544

Washington State Investment Board                  Attn: Helen Small                                 24.91
                                                   PO Box 40916
                                                   2424 Heritage Court SW
                                                   Olympia, WA 98504-0916

                   Name                                         Address                        % Ownership
                   ----                                         -------                        -----------
Leland Stanford Junior University II-              Stanford Management Company                       12.62
AA                                                 2770 Sand Hill Road
                                                   Menlo Park, CA 94025

Bost & Co. A/C NYXF1783862                         Attn:  Mutual Funds Operations                    9.33
FBO Bell Atlantic-EMF                              P.O. Box 3198
                                                   Pittsburgh, PA 15230-3198

Trustees of Columbia University in the City of     Columbia University                               7.30
New York-Global                                    475 Riverside Drive, Suite 401
                                                   New York, NY 10115

The Rector and Visitors of the University of       UVA Investment Management Company                 7.03
Virginia                                           PO Box 400215
                                                   Charlottesville, VA  22904-4215



          The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Evolving Countries Fund as of June 1, 2000:



                   Name                                         Address                         % Ownership
                   ----                                         -------                         -----------
Duke University Long-Term                        c/o Duke Management Company                         23.66
 (Endowment) Pool -- Emerging                    2200 W. Main St.
                                                 Suite 1000
                                                 Durham, NC 27705

GMO International Equity                         c/o GMO                                             19.01
Allocation Fund                                  Attn: Rick Okerman
                                                 40 Rowes Wharf
                                                 Boston, MA 02110

First Union National Bank                        c/o First Union National Bank                       11.08
FBO Alexander & Margaret Stewart                 1525 West WT Harris Blvd
Trust A/C 7013243085                             NC 1151
                                                 Charlotte, NC 28262-1151

The Stupski 1999-1                               Attn:  Lawrence J. Stupski                          10.43
Charitable Remainder Unitrust                    9 Via Paraiso East
                                                 Tinburn, CA  94920

GMO Global Balanced                              c/o GMO                                             8.93
Allocation Fund                                  Attn: Rick Okerman
                                                 40 Rowes Wharf
                                                 Boston, MA 02110

Employees' Retirement Plan of                    c/o Duke Management Company                         5.03
Duke University - Emerging                       2200 W. Main Street, Suite 1000
                                                 Durham, NC  27705

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Asia Fund as of June 1, 2000:



                   Name                                          Address                         % Ownership
                   ----                                          -------                         -----------
Princeton University TR                          Attn:  John D. Sweeney                               25.52
                                                 P.O. Box 35
                                                 Princeton, NJ 08544

Bankers Trust Company as Trustee                 Attn:  Geoffrrey Mullen                              21.95
for GTE Service Corp. Master                     280 Park Avenue 15 East
Pension Trust                                    New York, NY  10017

The Trustees of Columbia                         Columbia University                                  13.94
University in the City of New York               475 Riverside Drive, Suite 401
- Dedicated Asia                                 New York, NY 10115

Leland Stanford Junior                           Stanford Management Company                          10.74
University II-AA                                 2770 Sand Hill Road
                                                 Menlo Park, CA 94025

Bankers Trust Company Master                     Attn: Barbara Gleason, Ass't. VP                      9.31
Custody FBO Mayo Foundation                      34 Exchange Place - 4th Floor
General Fund                                     Mail Stop 3046
                                                 Jersey City, NJ 07302

Bankers Trust Company Master                     Attn: Barbara Gleason, Ass't. VP                      9.31
Custody FBO Mayo Foundation                      34 Exchange Place - 4th Floor
Pension Plan                                     Mail Stop 3046
                                                 Jersey City, NJ 07302



         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Global Hedged Equity Fund as of June 1, 2000:



                   Name                                         Address                         % Ownership
                   ----                                         -------                         -----------
Partners Healthcare System Pooled                Partners Healthcare System Inc.                     48.49
Investment Accounts                              101 Merrimac Street 4th Floor
                                                 Boston, MA  02114

The Edna McConnell Clark                         Attn:  Laura Kielczewski                            11.59
Foundation                                       Asst Financial Officer
                                                 250 Park Avenue
                                                 New York, NY 10177-0026

Phillips Exeter Academy                          Attn:  Joseph E. Fellows                            7.76
                                                 20 Main Street
                                                 Exeter, NH 038332-2460

Conrad N. Hilton Foundation                      100 West Liberty Street Suite 840                   6.27
                                                 Reno, NV  89501

                   Name                                         Address                         % Ownership
                   ----                                         -------                         -----------
Cormorant Fund                                   c/o GMO                                             6.11
                                                 40 Rowes Wharf
                                                 Boston, MA  02110



         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Domestic Bond Fund as of June 1, 2000:



                   Name                                         Address                        % Ownership
                   ----                                         -------                        -----------
Trust for Millipore Corporation                    Attn:  Sandra Silvestro                           17.47
Invested Employee Plans - DBF                      80 Ashby Road M/S E4H
                                                   Bedford, MA 01730

The Edna McConnell Clark                           Attn:  Laura Kielczewski                          12.83
Foundation                                         Asst. Financial Officer
                                                   250 Park Avenue
                                                   New York, NY 10177-0026

GMO Global Balanced Allocation                     Attn:  Rick Okerman                               11.38
Fund                                               c/o GMO
                                                   40 Rowes Wharf
                                                   Boston, MA  02110

Phillips Exeter Academy                            Attn:  Joseph E. Fellows                          9.10
                                                   20 Main Street
                                                   Exeter, NH  03833

Schering Plough Retirement Trust                   Attn:  Gary Karlin                                8.09
  Global AA                                        One Giralda Farms
                                                   Madison, NJ 07940

Trinity Church in the City of Boston               Attn: Sarah W. Wilcox, Parish                     7.57
General Trust Fund                                 Administrator
                                                   Copley Square
                                                   Boston, MA  02116



         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the U.S. Bond/Global Alpha A Fund as of June 1, 2000:



                   Name                                         Address                        % Ownership
                   ----                                         -------                        -----------
GMO Global Balanced Allocation                     Attn:  Rick Okerman                               23.49
Fund                                               c/o GMO
                                                   40 Rowes Wharf
                                                   Boston,  MA 02110

Phillips Exeter Academy                            Attn: Joseph E. Fellows                           23.30
                                                   20 Main Street
                                                   Exeter, NH 03833-2460

                   Name                                         Address                        % Ownership
                   ----                                         -------                        -----------
The Edna McConnell Clark                           Attn: Laura Kielczewski                           9.29
Foundation                                         Asst.  Financial Officer
                                                   250 Park Avenue
                                                   New York, NY 10177-0026

World Wildlife Fund                                Attn.  Mr. David Rada                             8.63
                                                   Financial Officer
                                                   1250 24th Street  NW, Suite 500
                                                   Washington,  DC 20037-1175

Schering Plough Retirement Trust                   Attn:  Gary Karlin                                8.18
Global AA                                          One Giralda Farms
                                                   Madison, NJ 07940

Bank of America FBO William                        9336 Civic Center Drive                           7.45
Barron Hilton Charitable Remainder                 Beverly Hills, CA  90210
Trust



         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the U.S. Bond/Global Alpha B Fund as of June 1, 2000:



                   Name                                         Address                           % Ownership
                   ----                                         -------                           -----------
Bost & Co A/C NYXF1783842                          Attn:  Mutual Funds Operations                    49.36
FBO Bell Atlantic-Fixed Income                     P. O. Box 3198
                                                   Pittsburgh,  PA 15230-3198

Bankers Trust Company Master                       Attn:  Barbara Gleason, Asst. VP                  24.51
Custody FBO Mayo Foundation                        34 Exchange Place,  4th Floor
General Fund                                       Mail Stop 3046
                                                   Jersey City, NJ  07293

Bankers Trust Company Master Custody               Attn:  Barbara Gleason, Asst. VP                  24.44
FBO Mayo Foundation Pension Fund                   34 Exchange Place,  4th Floor
Plan                                               Mail Stop 3046
                                                   Jersey City, NJ  07302

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the International Bond Fund as of June 1, 2000:



                   Name                                           Address                       % Ownership
                   ----                                           -------                       -----------
Saturn & Co. A/C 4600712                         P.O. Box 9130 FPG90                               35.98
c/o Investors Bank & Trust                       Boston, MA 02117-9130
Company TR FBO The John
Hancock Mutual Life Insurance
Company Pension Plan

Princeton University TR                          Attn:  John D. Sweeney                            19.81
                                                 P.O. Box 35
                                                 Princeton, NJ 08544

Woods Hole Oceanographic                         Attn:  Paul Clemente                              7.41
Institution                                      CFO & Assoc. Director of Finance
                                                 & Administration
                                                 Mail Stop 39
                                                 Woods Hole, MA 02543



         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Currency Hedged International Bond Fund as of June 1, 2000:



                   Name                                         Address                         % Ownership
                   ----                                         -------                         -----------
Bost & Co A/C NYXF 1783842                       Attn:  Mutual Funds Operations                    74.35
FBO Bell Atlantic-Fixed Income                   P.O. Box 3198
                                                 Pittsburgh, PA 15230-3198

Bankers Trust Company as trustee                 Attn:  Geoffrey Mullen                            17.36
for GTE Service Corp Master Trust                280 Park Avenue 15 East
                                                 New York, NY  10017



         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Global Bond Fund as of June 1, 2000:



                   Name                                         Address                         % Ownership
                   ----                                         -------                         -----------
Fresno County Employees'                         Attn:  Gary W. Peterson                           26.12
Retirement Association                           P.O. Box 1247
                                                 2281 Tulare Street
                                                 Fresno, CA 93715

Tufts Associated Health                          353 Wyman Street                                  24.44
Maintenance Organization, Inc.                   Waltham, MA 02454

                   Name                                         Address                         % Ownership
                   ----                                         -------                         -----------
The University of North Carolina at              Investment Office                                 18.58
Chapel Hill Foundation Investment                1512 E. Franklin Street, Suite 106
Fund, Inc., Global Fixed Income                  Chapel Hill, NC 27599-1000
Account

Marine Midland Bank as Agent for                 Attn:  Thomas E. Baker,                           5.79
The John R. Oishei Foundation                    Executive Director
                                                 One HSBC Center, Suite 3650
                                                 Buffalo, NY 14203-2805



         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Emerging Country Debt Fund as of June 1, 2000:



                   Name                                         Address                         % Ownership
                   ----                                         -------                         -----------
GMO Emerging Country Debt                        Attn:  Rick Okerman                               23.96
Share Fund                                       40 Rowes Wharf
                                                 Boston, MA 02110

Saturn & Co. A/C 4600712                         P.O. Box 9130 FPG90                               11.79
c/o Investors Bank & Trust                       Boston, MA 02117-9130
Company Trust FBO The John
Hancock Mutual Life Insurance
Company Pension Plan

Northwestern University Dedicated                Investment Department                             5.29
ECDF                                             Ms. Dhvani Patel
                                                 633 Clark Street, Suite 1-209
                                                 Evanston, IL 60208-1122



         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class IV Shares of the Emerging Country Debt Fund as of June 1, 2000:



                   Name                                        Address                        % Ownership
                   ----                                        -------                        -----------
San Francisco County & Retirement                 Attn:  Ted Wong                                33.70
System                                            Head Accountant
                                                  30 Van Ness Avenue
                                                  Suite 3000
                                                  San Francisco, CA 94102

Chase Manhattan Bank, Trustee                     Attn: Norma Duckson                            31.81
For General Motors Employees                      4 Chase Metrotech Center
Global Pension Trust                              18th Floor
                                                  Brooklyn, NY 11245

Bost & Co. A/C NYXF 1783852                       Attn:  Mutual Funds Operations                 14.01
FBO Bell Atlantic Dedicated ECDF                  P.O. Box 3198
                                                  Pittsburgh, PA 15230-3198

                   Name                                        Address                        % Ownership
                   ----                                        -------                        -----------
Bankers Trust Company as Trustee                  Attn:  Geoffrey Mullen                         9.56
for GTE Service Corp. Master                      280 Park Avenue 15 East
Pension Trust                                     New York, NY  10017



         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Short-Term Income Fund as of June 1, 2000:



                   Name                                         Address                      % Ownership
                   ----                                         -------                      -----------
Bankers Trust Company as trustee for GTE         Attn: Geoffrey Mullen                            67.84
Service Corp. Master Pension Trust               280 Park Avenue 15 East
                                                 New York, NY  10017



         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Inflation Indexed Bond Fund as of June 1, 2000:



                   Name                                         Address                      % Ownership
                   ----                                         -------                      -----------
GMO Global Balanced Allocation                   Attn:  Rick Okerman                              10.60
Fund                                             c/o GMO
                                                 40 Rowes Wharf
                                                 Boston, MA  02110

Schering Plough Retirement Trust                 Attn:  Gary Karlin                               9.08
Global AA                                        One Giralda Farms
                                                 Madison, NJ 07940

Bank of America                                  9336 Civic Center Drive                          8.60
FBO William Barron Hilton                        Beverly Hills, CA  90210
Charitable Remainder Trust

Conrad N. Hilton Foundation                      100 West Liberty Street                          8.35
                                                 Suite 840
                                                 Reno, NV 89501

The Jeremy and Hannelore                         c/o GMO                                          8.20
Grantham Charitable Trust                        40 Rowes Wharf
                                                 Boston, MA 02110

The Edna McConnell Clark                         Attn:  Laura Kielczewski                         7.11
Foundation                                       Asst. Financial Officer
                                                 250 Park Avenue
                                                 New York, NY 10177-0026

                   Name                                         Address                      % Ownership
                   ----                                         -------                      -----------
Employees Retirement Plan of                     Boston Safe Deposit & Trust Co.                  6.62
Agway, Inc.                                      Attn: Craig O. Thomas
                                                 PO Box 4933
                                                 Syracuse, NY 13221-4933

Phillips Exeter Academy                          Attn: Joseph E. Fellows                          6.17
                                                 20 Main St.
                                                 Exeter, NH 03833-2460



         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Emerging Country Debt Share Fund as of June 1, 2000:



                   Name                                          Address                     % Ownership
                   ----                                          -------                     -----------
Sprint Corporate Master Trust                    Attn:  William N. Searcy Jr.                     100.00
                                                 2320 Shawnee Mission Pkwy
                                                 Westwood, KS 66205



         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the International Equity Allocation Fund as of June 1, 2000:



                   Name                                         Address                      % Ownership
                   ----                                         -------                      -----------
MD Co. FBO Memorial Drive Trust                  Attn:  Kelly Corwin                              23.79
c/o MDT Advisors, Inc.                           125 Cambridge Park Dr.
                                                 Cambridge, MA 02140-2314

Regenstrief Foundation, Inc. Global              1001 West Tenth Street                           16.65
Equity Fund                                      Indianapolis, IN 46202

Wenner-Gren Foundation                           Attn:  Maugha Kenny                              15.41
                                                 220 Fifth Avenue
                                                 New York, NY 10001-7780

The Raymond and Gertrude R.                      Suite 105 East Cooper River Plaza                8.07
Saltzman Foundation                              2400 McClellan Avenue
                                                 Pennsauken, NJ 08109

Saturn & Co.                                     c/o Investors Bank & Trust                       5.04
FBO Retirement Plan of Lawrence                  PO Box 9130   FPG90
Memorial Hospital                                Boston, MA  02117-9130

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the World Equity Allocation Fund as of June 1, 2000:



                   Name                                         Address                         % Ownership
                   ----                                         -------                         -----------
Mars & Co.                                       c/o Investors Bank & Trust                          65.45
                                                 P.O. Box 9130 FPG 90
                                                 Boston, MA 02117

Longwood College Foundation, Inc.                Attn:  L. Darlene Selz                              34.49
                                                 201 High Street
                                                 Farmville, VA 23909-1895



         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Global (U.S.+) Equity Allocation Fund as of June 1, 2000:



                   Name                                          Address                        % Ownership
                   ----                                          -------                        -----------
Bost & Co.                                       PO Box 534005                                       85.19
Yale Trusts                                      Pittsburgh, PA  15253-4005

Helen Benedict Foundation, Inc.                  Attn:  Mr. Marc Devenoge                             8.55
                                                 Chief Financial Officer Surdna FDN
                                                 330 Madison Avenue, 30th Floor
                                                 New York, NY 10017-5001



         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Global Balanced Allocation Fund as of June 1, 2000:



                   Name                                         Address                         % Ownership
                   ----                                         -------                         -----------
Escuela Agricola Panamericana, Inc.              Attn:  James S. Hughes                              15.22
                                                 88 Broad Street
                                                 Boston, MA 02110

Presbyterian Homes & Family                      150 Linden Avenue                                   11.92
Services, Inc.                                   Lynchburg, VA 24503

Appalachian Mountain Club                        Attn:  Mr. Henry Isaacson                           10.91
                                                 5 Joy Street
                                                 Boston, MA 02108

Clipper Ship Foundation Inc.                     77 Summer Street, 8th Floor                         10.56
                                                 Boston, MA  02110

Japan International Christian                    Attn:  Laura Sellers                                8.87
University Foundation                            475 Riverside Drive
                                                 Suite 439
                                                 New York, NY 10115

                   Name                                         Address                         % Ownership
                   ----                                         -------                         -----------

American Society of Hematology                   Attn:  Martha Liggett                               8.14
Unrestricted Account                             Executive Director
                                                 1900 M Street NW
                                                 Suite 200
                                                 Washington, DC 20036

New Cycle Foundation                             c/o Eleanor Rosenthal                               7.86
                                                 Peregrine Financial Corporation
                                                 84 State Street, Suite 900
                                                 Boston, MA 02109



         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the U.S. Sector Fund as of June 1, 2000:



                   Name                                     Address                           % Ownership
                   ----                                     -------                           -----------
The Herb Society of America, Inc.                Attn:  David Pauer                              100.00
                                                 Executive Director
                                                 9019 Kirtland Chardon Road
                                                 Kirtland, OH 44094


                                  DISTRIBUTIONS


         The Prospectus describes the distribution policies of each Fund under the heading "Distributions". It is the policy of each Fund in all cases to pay its shareholders, as dividends, substantially all net investment income and to distribute annually all net realized capital gains, if any, after offsetting any capital loss carryovers. For distribution and federal income tax purposes, a portion of the premiums from certain expired call or put options written by a Fund, net gains from certain closing purchase and sale transactions with respect to such options and a portion of net gains from other options and futures transactions are treated as short-term capital gain (i.e., gain from the sale of securities held for 12 months or less). It is the policy of each Fund to make distributions at least annually, sufficient to avoid the imposition of a nondeductible 4% excise tax on certain undistributed amounts of taxable investment income and capital gains.


                                      TAXES

   TAX STATUS AND TAXATION OF EACH FUND

         Each Fund is treated as a separate taxable entity for federal income tax purposes. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, each Fund must, among other things:

(a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities and foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies;

(b) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income, and the excess, if any, of net short-term capital gains over net long-term capital losses for such year; and


(c) diversify its holdings so that at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items, U.S. Government Securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total net assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses.


         If a Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends (including capital gain dividends).


         If a Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if a Fund is permitted so to elect and so elects), plus any retained amount from the prior year, such Fund will be subject to a 4% excise tax on the undistributed amounts. A dividend paid to shareholders by a Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. Each Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although each Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (e.g., payment of excise tax amounts deemed by the Fund to be de minimus).


   TAXATION OF FUND DISTRIBUTIONS AND SALES OF FUND SHARES


         Fund distributions derived from interest, dividends and certain other income, including in general short-term capital gains, will be taxable as ordinary income to shareholders subject to federal income tax whether received in cash or reinvested in shares. Properly designated Fund distributions derived from net long-term capital gains (i.e., net gains derived from the sale of securities held for more than 12 months) will generally be taxable as such (generally at a 20% rate for noncorporate shareholders), regardless of how long a shareholder has held the shares in the Fund.

         Dividends and distributions on each Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed.

         The sale, exchange or redemption of Fund shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gains if the shares have been held for more than 12 months and as short-term capital gains if the shares have been held for not more than 12 months.

         Any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions received by a shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other shares of the same Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

         A distribution paid to shareholders by a Fund in January of a year generally is deemed to have been received by shareholders on December 31 of the preceding year, if the distribution was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Trust will provide federal tax information annually, including information about dividends and distributions paid during the preceding year to taxable investors and others requesting such information.

         If a Fund makes a distribution to you in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of your tax basis in your shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces your tax basis in your shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by you of your shares.

         For corporate shareholders, the dividends-received deduction will generally apply (subject to a holding period requirement imposed by the Code) to a Fund's dividends paid from investment income to the extent derived from dividends received from U.S. corporations. However, any distributions received by a Fund from REITs will not qualify for the corporate dividends-received deduction. A Fund's investments in REIT equity securities may require such Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold (including when it is not advantageous to do so). A Fund's investments in REIT equity securities may at other times result in the Fund's receipt of cash in excess of the REIT's earnings; if the Fund distributes such amounts, such distribution could constitute a return of capital to Fund shareholders for federal income tax purposes.

         The backup withholding rules do not apply to certain exempt entities (including corporations and tax-exempt organizations) so long as each such entity furnishes the Trust with an appropriate certification. However, other shareholders are subject to backup withholding at a rate of 31% on all distributions of net investment income and capital gain, whether received in cash or reinvested in shares of the relevant Fund, and on the amount of the proceeds of any redemption of Fund shares, where such distributions or redemption proceeds are paid or credited to any shareholder account for which an incorrect or no taxpayer identification number has been provided, where appropriate certification has not been provided for a foreign shareholder, or where the Trust is notified that the shareholder has underreported income in the past (or the shareholder fails to certify that he is not subject to such withholding). A "taxpayer identification number" is either the Social Security number or employer identification number of the record owner of the account.

WITHHOLDING ON DISTRIBUTIONS TO FOREIGN INVESTORS

         Dividend distributions (including distributions derived from short-term capital gains) are in general subject to a U.S. withholding tax of 30% when paid to a nonresident alien individual, foreign estate or trust, a foreign corporation, or a foreign partnership ("foreign shareholder"). Persons who are resident in a country, such as the U.K., that has an income tax treaty with the U.S. may be eligible for a reduced withholding rate (upon filing of appropriate forms), and are urged to consult their tax advisors regarding the applicability and effect of such a treaty. Distributions of net realized long-term capital gains paid by a Fund to a foreign shareholder, and any gain realized upon the sale of Fund shares by such a shareholder, will ordinarily not be subject to U.S. taxation, unless the recipient or seller is a nonresident alien individual who is present in the United States for more than 182 days during the taxable year. However, such distributions and sale proceeds may be subject to backup withholding, unless the foreign investor certifies his non-U.S. residency status. Foreign investors are subject to the backup withholding rules described above. Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the record owner of the account, and may be claimed as a credit on the record owner's Federal income tax return. Also, foreign shareholders with respect to whom income from a Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder will in general be subject to U.S. federal income tax on the income derived from the Fund at the graduated rates applicable to U.S. citizens, residents or domestic corporations, whether such income is received in cash or reinvested in shares, and, in the case of a foreign corporation, may also be subject to a branch profits tax. Again, foreign shareholders who are resident in a country with an income tax treaty with the United States may obtain different tax results, and are urged to consult their tax advisors.

FOREIGN TAX CREDITS

         If, at the end of the fiscal year, more than 50% of the value of the total assets of any Fund is represented by stock or securities of foreign corporations, the Fund intends to make an election with respect to the relevant Fund which allows shareholders whose income from the Fund is subject to U.S. taxation at the graduated rates applicable to U.S. citizens, residents or domestic corporations to claim a foreign tax credit or deduction (but not both) on their U.S. income tax return. In such case, the amounts of foreign income taxes paid by the Fund would be treated as additional income to Fund shareholders from non-U.S. sources and as foreign taxes paid by Fund shareholders. Investors should consult their tax advisors for further information relating to the foreign tax credit and deduction, which are subject to certain restrictions and limitations (including a holding period requirement applied at both the Fund and shareholder level imposed by the Code). Shareholders of any of the International Funds whose income from the Fund is not subject to U.S. taxation at the graduated rates applicable to U.S. citizens, residents or domestic corporations may receive substantially different tax treatment of distributions by the relevant Fund, and may be disadvantaged as a result of the election described in this paragraph.

TAX IMPLICATIONS OF CERTAIN INVESTMENTS

         Certain of the Funds' investments, including assets "marked to the market" for federal income tax purposes, debt obligations issued or purchased at a discount and potentially so-called "index securities" (including inflation indexed bonds), will create taxable income in excess of the cash they generate. In such cases, a Fund may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level.

         The Funds' transactions in options, futures contracts, hedging transactions, forward contracts, straddles and foreign currencies may accelerate income, defer losses, cause adjustments in the holding periods of the Funds' securities and convert long-term capital gains into short-term capital gains and short-term capital losses into long-term capital losses. These transactions may affect the amount, timing and character of distributions to shareholders.

         Investment by the Fund in certain passive foreign investment companies ("PFICs") could subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to Fund shareholders. However, the Fund may elect to treat a passive foreign investment company as a "qualified electing fund," in which case the Fund will be required to include its share of the company's income and net capital gain annually, regardless of whether it receives any distribution from the company. The Fund also may make an election to mark the gains (and to a limited extent losses) in such holdings "to the market" as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund's taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increasing the amount required to be distributed for the Fund to avoid taxation. Making either of these elections therefore may require a Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect a Fund's total return.

         A PFIC is any foreign corporation in which (i) 75% or more of the income for the taxable year is passive income, or (ii) the average percentage of the assets (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50%. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

         An Asset Allocation Fund will not be able to offset gains realized by one underlying Fund in which such Asset Allocation Fund invests against losses realized by another underlying Fund in which such Asset Allocation Fund invests. In addition, Funds that invest in other investment companies will not be able to offset gains realized by one underlying investment company against losses realized by another underlying investment company. Similarly, a Fund which invests in GMO Alpha LIBOR Fund will not be able to offset losses realized by the GMO Alpha LIBOR Fund against other income realized by the Fund. Also, depending on a Fund's percentage ownership in an underlying Fund, a redemption of shares of an underlying Fund by the investing Fund may cause the investing Fund to be treated as not receiving capital gain income on such redemption but instead as receiving a dividend taxable as ordinary income in an amount equal to the full amount of the distribution. Accordingly, the investment of a Fund in underlying Funds could affect the amount, timing and character of distributions to shareholders of such Fund.

LOSS OF REGULATED INVESTMENT COMPANY STATUS

         A Fund may experience particular difficulty qualifying as a regulated investment company in the case of highly unusual market movements, in the case of high redemption levels and/or during the first year of its operations. If the Fund does not qualify for taxation as a regulated investment company for any taxable year, the Fund's income will be taxed at the Fund level at regular corporate rates, and all distributions from earnings and profits, including distributions of net long-term capital gains, will be taxable to shareholders as ordinary income and subject to withholding in the case of non-U.S. shareholders. In addition, in order to requalify for taxation as a regulated investment company that is accorded special tax treatment, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest on such gains, and make certain substantial distributions.

                             PERFORMANCE INFORMATION

         Each Fund may from time to time include its total return in advertisements or in information furnished to present or prospective shareholders.

         Quotations of average annual total return for a Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund or class over periods of one, three, five, and ten years (or for such shorter or longer periods as shares of the Fund have been offered), calculated pursuant to the following formula: P (1 + T)(n) = ERV (where P = a hypothetical initial payment of $10,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $10,000 payment made at the beginning of the period). Except as noted below, all total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that (i) the maximum purchase premium, if any, is deducted from the initial $10,000 payment, (ii) all dividends and distributions are reinvested when paid and (iii) the maximum redemption fee, if any, is charged at the end of the relevant period. Quotations of total return may also be shown for other periods. The Funds may also, with respect to certain periods of less than one year, provide total return information for that period that is unannualized. Any such information would be accompanied by standardized total return information.

         The table below sets forth the average annual total return for Class III Shares of each Fund for the one, three, five and ten year periods ending February 29, 2000 and for the period from the commencement of the Funds' operations until February 29, 2000:


-----------------------------------------------------------------------------------------------------------------------------------
                                                    INCEPTION     1 YEAR       3 YEARS     5 YEARS      10 YEARS        SINCE
                  FUND                                DATE          (%)           (%)         (%)          (%)        INCEPTION (%)
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Core                                            9/18/85       13.50         21.27       24.78        18.35           18.41
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco-Free Core                                   10/31/91       14.94         22.56       25.64          N/A           19.80
-----------------------------------------------------------------------------------------------------------------------------------
Value                                               11/13/90       -8.58          7.12       15.09          N/A           15.29
-----------------------------------------------------------------------------------------------------------------------------------
Intrinsic Value                                       8/2/99         N/A           N/A         N/A          N/A          -11.48
-----------------------------------------------------------------------------------------------------------------------------------
Growth                                              12/30/88       45.04         34.42       32.39        21.97           22.44
-----------------------------------------------------------------------------------------------------------------------------------
Small Cap Value                                     12/31/91        9.56          7.88       13.71          N/A           14.69
-----------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth                                    12/31/96       65.61         27.57         N/A          N/A           25.27
-----------------------------------------------------------------------------------------------------------------------------------
REIT                                                 5/31/96       -5.64         -6.12         N/A          N/A            1.64
-----------------------------------------------------------------------------------------------------------------------------------
International Core                                   3/31/87        7.55          6.06        8.06         8.31            9.51
-----------------------------------------------------------------------------------------------------------------------------------
Currency Hedged International Core                   6/30/95       15.16         10.07         N/A          N/A           13.59
-----------------------------------------------------------------------------------------------------------------------------------
Foreign                                              8/31/84       25.65         13.54       14.31        10.97           17.94
-----------------------------------------------------------------------------------------------------------------------------------
International Small Companies                       10/14/91        7.88          3.07        5.27          N/A            7.20
-----------------------------------------------------------------------------------------------------------------------------------
Japan                                                6/8/90        31.02          4.98        0.64          N/A            0.65
-----------------------------------------------------------------------------------------------------------------------------------
Emerging Markets                                     12/9/93       73.89          1.48        7.06          N/A            5.24
-----------------------------------------------------------------------------------------------------------------------------------
Evolving Countries                                   8/29/97       94.99           N/A         N/A          N/A            5.68
-----------------------------------------------------------------------------------------------------------------------------------
Asia                                                 2/18/98       62.93           N/A         N/A          N/A           12.67
-----------------------------------------------------------------------------------------------------------------------------------
Global Hedged Equity                                 7/29/94        2.75         -2.44        0.44          N/A            0.73
-----------------------------------------------------------------------------------------------------------------------------------
Domestic Bond                                        8/18/94        2.03          5.86        6.96          N/A            6.87
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Bond/Global Alpha A                             4/30/97        2.10           N/A         N/A          N/A            5.06
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Bond/Global Alpha B                             7/29/97        0.12           N/A         N/A          N/A            2.96
-----------------------------------------------------------------------------------------------------------------------------------
International Bond                                  12/22/93       -3.13          1.82        7.79          N/A            7.55
-----------------------------------------------------------------------------------------------------------------------------------
Currency Hedged International Bond                   9/30/94        4.79          7.36       14.61          N/A           13.74
-----------------------------------------------------------------------------------------------------------------------------------
Global Bond                                         12/28/95       -2.21          3.43         N/A          N/A            5.00
-----------------------------------------------------------------------------------------------------------------------------------
Emerging Country Debt                                4/19/94       45.71          6.10       27.76          N/A           20.67
-----------------------------------------------------------------------------------------------------------------------------------
Short-Term Income                                    4/18/90        5.43          5.26        5.94          N/A            5.98
-----------------------------------------------------------------------------------------------------------------------------------
Inflation Indexed Bond                               3/31/97        3.36           N/A         N/A          N/A            3.91
-----------------------------------------------------------------------------------------------------------------------------------
Emerging Country Debt Share                          7/20/98       46.71           N/A         N/A          N/A            0.47
-----------------------------------------------------------------------------------------------------------------------------------
International Equity Allocation                     10/11/96       22.46          6.04         N/A          N/A            6.90
-----------------------------------------------------------------------------------------------------------------------------------
World Equity Allocation                              6/28/96       21.46          8.77         N/A          N/A            9.10
-----------------------------------------------------------------------------------------------------------------------------------
Global (U.S.+) Equity Allocation                    11/26/96       18.40         11.91         N/A          N/A           12.62
-----------------------------------------------------------------------------------------------------------------------------------
Global Balanced Allocation                           7/29/96       12.25          8.63         N/A          N/A           11.65
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Sector                                         12/31/92       12.84         14.67       20.40          N/A           17.83
-----------------------------------------------------------------------------------------------------------------------------------

         Each Fund may also from time to time advertise net return and gross return data for each month and calendar quarter since the Fund's inception. Monthly and quarterly return data is calculated by linking daily performance for a Fund (current net asset value divided by prior net asset value), and assumes reinvestment of all dividends and gains. Monthly and quarterly performance data does not reflect payment of any applicable purchase premiums or redemption fees. All quotations of monthly and quarterly returns would be accompanied by standardized total return information. Information relating to a Fund's return for a particular month or calendar quarter is provided to permit evaluation of the Fund's performance and volatility in different market conditions, and should not be considered in isolation.

         From time to time, in advertisements, in sales literature, or in reports to shareholders, a Fund may compare its respective performance to that of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, the Fund may compare its total return to rankings prepared by Lipper Analytical Services, Inc. or Morningstar, Inc., widely recognized independent services that monitor mutual fund performance; the Standard & Poor's 500 Stock Index ("S&P 500"), an index of unmanaged groups of common stock; or the Dow Jones Industrial Average, a recognized unmanaged index of common stocks of 30 industrial companies listed on the New York Stock Exchange.

         Performance rankings and listings reported in national financial publications, such as Money Magazine, Barron's and Changing Times, may also be cited (if the Fund is listed in any such publication) or used for comparison, as well as performance listings and rankings from various other sources including No Load Fund X, CDA Investment Technologies, Inc., Weisenberger Investment Companies Service, and Donoghue's Mutual Fund Almanac.

         Quotations of a Fund's gross return do not reflect any reduction for any Fund fees or expenses unless otherwise noted; if the gross return data reflected the estimated fees and expenses of the Fund, the returns would be lower than those shown. Quotations of gross return for a Fund for a particular month or quarter will be calculated in accordance with the following formula:

Gross Return =
Net Return + (Total Annual Operating Expense Ratio) (# of days in relevant period/365)

                              INVESTMENT GUIDELINES

U. S. EQUITY FUNDS

GMO U.S. CORE FUND


ANY NUMERICAL OR PERCENTAGE LIMITATION SET FORTH IN THIS DOCUMENT WILL BE APPLIED ONLY AT THE TIME OF INITIAL INVESTMENT IN A SECURITY OR OTHER INVESTMENT. THE FUND DOES NOT UNDERTAKE TO ADJUST ITS PORTFOLIO IN THE CASE WHERE MARKET MOVEMENTS, CASH FLOWS OR OTHER FACTORS CAUSE ANY OF SUCH LIMITATIONS TO BE EXCEEDED. EXCEPT AS OTHERWISE INDICATED, NUMERICAL AND PERCENTAGE LIMITATIONS ARE EXPRESSED AS A PERCENTAGE OF THE FUND'S TOTAL ASSETS.

PERMITTED INVESTMENTS


EQUITY SECURITIES:                               -  At least 65% of the Fund's total assets will be invested in or
   domestic common stocks                           exposed to(1) domestic common stocks.
   convertible securities
   securities of foreign issuers (traded on
    U.S. Exchanges)

OTHER EQUITY SECURITIES:
   depository receipts
   illiquid securities
   144A securities
   restricted securities
   futures and related options on
       securities indexes
   REITs
   exchange-traded and OTC options on
      securities and indexes
      (including writing covered options)
   equity swap contracts
   contracts for differences
   warrants or rights
   repurchase agreements
   investment companies (open & closed end)


CASH AND MONEY MARKET INSTRUMENTS                -  The Fund will not normally have greater than 5% of its net
   Any short-term assets will be invested in        assets exposed to cash and money market instruments.  This
   cash or high quality money market                limitation does not include cash and money market instruments in
   instruments including securities issued by       margin accounts or otherwise covering exposure achieved through
   the U.S. government and agencies thereof,        derivative instruments ("equitized cash").
   bankers' acceptances, commercial paper,
   bank certificates of deposit and repurchase
   agreements


PROHIBITED INVESTMENTS AND PRACTICES
   The Fund will not engage in the following practices except as indicated:


   PURCHASING SECURITIES ON MARGIN               -  Except for short-term credits necessary for clearance of transactions.

   BORROWING MONEY                               -  Except that the Fund may temporarily borrow up to 20% of its net assets from banks for the payment of redemptions or
                                                    settlement of securities transactions, but not as a leveraged investment strategy.


-----------------------
       (1) The words "exposed to" as used in these guidelines mean that, for purposes of the relevant requirement or restriction, the total of the Fund's exposure to the relevant market or security through direct investments and through derivative instruments will be considered.

   UNDERWRITING SECURITIES                       -  Except to the extent that the Fund is deemed an underwriter for securities law purposes in connection with disposition of
                                                    portfolio investments.

   MAKING LOANS                                  -  Except that purchasing debt obligations, repurchase agreements and engaging in securities lending will not be considered making loans for this purpose. The Fund may loan securities valued at up to one-third of its total assets.

   PLEDGING, HYPOTHECATING OR                    -  Except that collateral arrangements with respect to swap
   MORTGAGING FUND ASSETS                           agreements, the writing of options, stock index, interest rate, currency or other futures contracts, options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets. The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively, is also not deemed to be a pledge or encumbrance.

   SELLING UNCOVERED PUT OR CALL OPTIONS ON SECURITIES OR INDEXES
   INVESTING IN REAL ESTATE
   INVESTING IN NON-FINANCIAL COMMODITY CONTRACTS
   PARTICIPATING IN DIRECTED BROKERAGE ARRANGEMENTS
   MAKING INVESTMENTS FOR THE PURPOSE OF GAINING CONTROL OF A COMPANY'S
   MANAGEMENT
   MAKING SHORT SALES OF SECURITIES

RESTRICTIONS AND LIMITATIONS



   OPTIONS ON SECURITIES                         -  No more than 5% of the Fund's net assets will be invested in time premiums on options on particular securities (as opposed to options on indexes).

   OTHER INVESTMENT COMPANIES                    -  The Fund will not own more than 3% of the outstanding voting securities of any investment company.
                                                 -  No more than 5% of the Fund's net assets will be invested in any single investment company.
                                                 -  No more than 10% of the Fund's net assets will be
                                                    invested in securities of investment companies in the
                                                    aggregate.

   ILLIQUID SECURITIES                           -  No more than 15% of the Fund's net assets will be invested in illiquid securities.


   INVESTMENT IN INSURANCE COMPANIES             -  The Fund will not purchase more than 10% of the total
                                                    outstanding voting stock of any insurance company
                                                    (including foreign insurance companies).

   INVESTMENT IN SECURITIES ISSUED BY            -  Equity: The Fund will not purchase more than 5% of any class
   BROKERS, DEALERS, UNDERWRITERS AND               of stock of a broker, dealer, underwriter or investment adviser.
   INVESTMENT ADVISERS
                                                 -  Debt: The Fund may not purchase more than 10% of any such company's total outstanding debt in the aggregate.

                                                 -  Investment Limits: No more than 5% of the Fund's total
                                                    assets will be invested in the securities of a single broker, dealer, underwriter or investment adviser. The net payment obligation of swap contracts where one of these types of companies is the counterparty also counts for purposes of this restriction.

                                                    This policy does not apply to companies that derived less than 15%
                                                    of revenues from "securities-related businesses" during the most recent fiscal year.


DIVERSIFICATION/CONCENTRATION

   DIVERSIFICATION                               -  Except for U.S. government securities, cash, and money market instruments, the Fund will not invest in any one security to an extent greater than 5 percentage points over that security's weighting in the

                                                    Fund's benchmark.

                                                 -  The Fund will not purchase more than 10% of the outstanding securities of any issuer.
                                                 -  The Fund will be invested in the securities of at least 125 issuers.

   CONCENTRATION                                 -  The Fund will not invest more than 25% of its total assets in securities of issuers in any one industry.


DERIVATIVE INSTRUMENTS

   TYPES OF DERIVATIVES                          -  Options, futures contracts and related options on securities indexes.
                                                 -  Long equity swap contracts: where the Fund pays a fixed rate plus the negative performance, if any, and receives the positive performance, if any, of an index or basket of securities.
                                                 -  Short equity swap contracts: where the Fund receives a fixed rate plus the negative performance, if any, and pays the positive performance of an index or basket of securities.
                                                 -  Contracts for differences: equity swaps that contain both a long and short equity component.

   USES OF DERIVATIVES

   HEDGING                                       -  Traditional Hedging: Short equity futures, related options and short equity swap contracts used to hedge against an equity risk already generally present in the Fund.(2)
                                                 -  Anticipatory Hedging:  If the Fund receives or anticipates significant cash purchase transactions, the Fund may hedge market risk (risk of not being invested in the market) by purchasing long futures contracts or entering into long equity swap
                                                    contracts to obtain market exposure until such time as direct investments can be made efficiently.  Conversely, if the Fund receives or anticipates a significant demand for cash
                                                    redemptions, the Fund may sell futures contracts or enter into short equity swap contracts, to allow the Fund to dispose of securities in a more orderly fashion without the Fund being exposed to leveraged loss exposure in the interim.


   INVESTMENT                                    -  The Fund may use derivative instruments (particularly long futures contracts, related options and long equity swap
                                                    contracts) in place of investing directly in securities.  This will include using equity derivatives to "equitize" cash balances held by the Fund.  The Fund may also use long derivatives for investment in conjunction with short hedging transactions to adjust the weights of the Fund's underlying equity portfolio to a level the Manager believes is the optimal exposure to individual markets, sectors and equities.

   RISK MANAGEMENT -                             -  The Fund may use equity futures, related options and equity
   SYNTHETIC SALES AND PURCHASES                    swap contracts to adjust the weight of the Fund to a level the manager believes is the optimal exposure to individual markets, sectors and equities. Sometimes, such transactions are used as a precursor to actual sales and purchases. For example, if the Fund held a large proportion of stocks of a particular market and the Manager believed that stocks of another market would outperform such stocks, the Fund might use a short futures contract on an appropriate index (to synthetically "sell" a portion of the Fund's portfolio) in combination with a long futures contract on another index (to


-------------------------
         (2) The Fund may use such hedging to remove or reduce general market exposure (e.g., an index or broad basket of securities) relative to specific exposure existing in the Fund (the specific stocks of that market actually owned by the Fund). The Fund may also seek to remove specific exposure (e.g., a single stock, small basket or more focused index of securities expected to do poorly in an otherwise promising market) relative to general or broad market exposure that exists in the Fund.

                                                    synthetically "buy" exposure to that index). Long and short equity swap contracts and contracts for differences may also be used for these purposes.
                                                    Equity derivatives (and corresponding currency forwards) used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased.

LIMITATIONS ON THE USE OF DERIVATIVES            -  There is no limit on the use of derivatives for hedging purposes.

                                                 -  When long futures contracts and long swaps are used for investment, the
                                                    Fund will maintain an amount of cash or liquid securities equal to the face value of all such long derivative positions. However, for purposes of this restriction, if an existing long equity exposure is reduced or eliminated by a short derivative position, the combination of the long and short position will be considered as cash available to cover a new long derivative exposure.

                                                 -  The net long equity exposure of the Fund, including direct investment in securities and long derivative positions, will not exceed 100% of the Fund's net assets.

                                                 -  Except when such instruments are used for bona fide hedging, no more than 5% of the Fund's net assets will be committed to initial margin on futures contracts and time premiums on related options.

                                                 -  Counterparties used for OTC derivatives must have a long-term debt rating of A or higher when the derivative is entered into. Occasionally, short-term derivatives will be entered into with counterparties that have only high short-term debt ratings.

GMO TOBACCO-FREE CORE FUND

ANY NUMERICAL OR PERCENTAGE LIMITATION SET FORTH IN THIS DOCUMENT WILL BE APPLIED ONLY AT THE TIME OF INITIAL INVESTMENT IN A SECURITY OR OTHER INVESTMENT. THE FUND DOES NOT UNDERTAKE TO ADJUST ITS PORTFOLIO IN THE CASE WHERE MARKET MOVEMENTS, CASH FLOWS OR OTHER FACTORS CAUSE ANY OF SUCH LIMITATIONS TO BE EXCEEDED. EXCEPT AS OTHERWISE INDICATED, NUMERICAL AND PERCENTAGE LIMITATIONS ARE EXPRESSED AS A PERCENTAGE OF THE FUND'S TOTAL ASSETS.

PERMITTED INVESTMENTS


EQUITY SECURITIES:                               -  At least 65% of the Fund's total assets will be invested
   common stocks                                    in or exposed to(3) domestic common stocks.
   convertible securities
                                                 -  The Fund invests primarily in the equity securities of at
OTHER EQUITY SECURITIES:                            least 125 companies chosen from among the 600 companies with the
   depository receipts (ADRs, GDRs, EDRs)           largest equity capitalization and whose securities are listed on
   foreign issues traded principally in the U.S.    a U.S. national securities exchange, and which are not Tobacco
                                                    Producing Issuers.
   illiquid securities
   144A securities
   restricted securities
   futures and related options on
       securities indexes
   REITs
   exchange-traded and OTC options on
    securities and indexes
       (including writing covered options)
   equity swap contracts
   contracts for differences
   warrants or rights
   repurchase agreements
   investment companies (open & closed end)

CASH AND MONEY MARKET INSTRUMENTS                -  The Fund will not normally have greater than 5% of its net
   Any short-term assets will be invested in        assets exposed to cash and money market instruments.  This
   cash or high quality money market                limitation does not include cash and money market instruments in
   instruments including securities issued by       margin accounts or otherwise covering exposure achieved through
   the U.S. government and agencies thereof,        derivative instruments ("equitized cash").
   bankers' acceptances, commercial paper,
   bank certificates of deposit and repurchase
   agreements.


PROHIBITED INVESTMENTS AND PRACTICES

The Fund will not engage in the following practices except as indicated:

   PURCHASING SECURITIES ON MARGIN               -   Except for short-term credits necessary for clearance of transactions.

   BORROWING MONEY                               -   Except that the Fund may temporarily borrow up to 20% of
                                                     its net assets from banks for the payment of redemptions or settlement of securities transactions, but not as a leveraged investment strategy.

   UNDERWRITING SECURITIES                       -   Except to the extent that the Fund is deemed an underwriter for securities law purposes in connection with disposition of portfolio investments.

   MAKING LOANS                                  -   Except that purchasing debt obligations, repurchase agreements and engaging in securities lending will not be considered making loans for this purpose. The Fund may loan securities valued at up to one-third of its total assets.

   PLEDGING, HYPOTHECATING OR                    -   Except that collateral arrangements with respect to swap agreements, the



       (3) The words "exposed to" as used in these guidelines mean that, for purposes of the relevant requirement or restriction, the total of the Fund's exposure to the relevant market or security through direct investments and through derivative instruments will be considered.

   MORTGAGING FUND ASSETS                            writing of options, stock index, interest rate, currency or other futures contracts, options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets. The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively, is also not deemed to be a pledge or encumbrance.


   SELLING UNCOVERED PUT OR CALL OPTIONS ON SECURITIES OR INDEXES
   INVESTING IN REAL ESTATE
   INVESTING IN NON-FINANCIAL COMMODITY CONTRACTS
   PARTICIPATING IN DIRECTED BROKERAGE ARRANGEMENTS

   MAKING INVESTMENTS FOR THE PURPOSE OF GAINING CONTROL OF A
   COMPANY'S MANAGEMENT

   MAKING SHORT SALES OF SECURITIES



RESTRICTIONS AND LIMITATIONS


   OPTIONS ON SECURITIES                         -  No more than 5% of the Fund's net assets will be invested in time premiums on options on particular securities (as opposed to options on indexes)


   OTHER INVESTMENT COMPANIES                    -  The Fund will not own more than 3% of the outstanding voting securities of any investment company.

                                                 -  No more than 5% of the Fund's net assets will be invested in any single investment company.

                                                 -  No more than 10% of the Fund's net assets will be invested in securities of investment companies in the aggregate.

   ILLIQUID SECURITIES                           -  No more than 10% of the Fund's net assets will be invested in illiquid securities.

   INVESTMENT IN INSURANCE COMPANIES             -  The Fund will not purchase more than 10% of the total outstanding voting stock of any insurance company (including foreign insurance companies).

   INVESTMENT IN SECURITIES ISSUED BY            -  Equity: The Fund will not purchase more than 5% of any class of
   BROKERS, DEALERS, UNDERWRITERS AND               stock of a broker, dealer, underwriter or investment adviser.
   INVESTMENT ADVISERS
                                                 -  Debt: The Fund may not purchase more than 10% of any such company's total outstanding debt in the aggregate.

                                                 -  Investment Limits: No more than 5% of the Fund's total assets will be invested in the securities of a single broker, dealer, underwriter or investment adviser. The net payment obligation of swap contracts where one of these types of companies is the counterparty also counts for purposes of this restriction.

                                                    This policy does not apply to companies that derived less than 15% of revenues from "securities-related businesses" during the most recent fiscal year.

DIVERSIFICATION/CONCENTRATION

   DIVERSIFICATION                               -  Except for U.S. government securities, cash, and money market instruments, the Fund will not invest in any one security to an extent greater than 5 percentage points over that security's weighting in the Fund's benchmark.
                                                 -  The Fund will not purchase more than 10% of the outstanding securities of any issuer.
                                                 -  The Fund will be invested in the securities of at least 125 issuers.

   CONCENTRATION                                 -  The Fund will not invest more than 25% of its total assets in securities of issuers in any one industry.


DERIVATIVE INSTRUMENTS

   TYPES OF DERIVATIVES                          -  Options, futures contracts and related options on securities indexes.
                                                 -  Long equity swap contracts: where the Fund pays a fixed rate plus the negative performance, if any, and receives the positive performance, if any, of an index or basket of securities.
                                                 -  Short equity swap contracts: where the Fund receives a fixed rate plus the negative performance, if any, and pays the positive performance of an index or basket of securities.

                                                 -  Contracts for differences: equity swaps that contain both a long and short equity component.

   USES OF DERIVATIVES

   HEDGING                                       -   Traditional Hedging: Short equity futures, related options and short equity swap contracts used to hedge against an equity risk already generally present in the Fund.(4)
                                                 -   Anticipatory Hedging:  If the Fund receives or anticipates significant cash purchase transactions, the Fund may hedge market risk (risk of not being invested in the market) by purchasing long futures contracts or entering into long equity swap contracts to obtain market exposure until such time as direct investments can be made efficiently.  Conversely, if the Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell futures contracts or enter into short equity swap contracts, to allow the
                                                     Fund to dispose of securities in a more orderly fashion without the
                                                     Fund being exposed to leveraged loss exposure in the interim.


   INVESTMENT                                    -   The Fund may use derivative instruments (particularly long futures contracts, related options and long equity swap contracts) in place of investing directly in securities.  This will include using equity derivatives to "equitize" cash balances held by the Fund.  The
                                                     Fund may also use long derivatives for investment in conjunction with short hedging transactions to adjust the weights of the Fund's underlying equity portfolio to a level the Manager believes is the optimal exposure to individual markets, sectors and equities.

   RISK MANAGEMENT -                             -   The Fund may use equity futures, related options and equity
   SYNTHETIC SALES AND PURCHASES                     swap contracts to adjust the weight of the Fund to a level the manager believes is the optimal exposure to individual markets, sectors and equities. Sometimes, such transactions are used as a precursor to actual sales and purchases. For example, if the Fund held a large proportion of stocks of a particular market and the Manager believed that stocks of another market would outperform such stocks, the Fund might use a short futures contract on an appropriate index (to synthetically "sell" a portion of the Fund's portfolio) in combination with a long futures contract on another index (to synthetically "buy"
                                                     exposure to that index). Long and short equity swap contracts and contracts for differences may also be used for these purposes. Equity derivatives (and corresponding currency forwards) used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased.




----------------------
         (4) The Fund may use such hedging to remove or reduce general market exposure (e.g. , an index or broad basket of securities) relative to specific exposure existing in the Fund (the specific stocks of that market actually owned by the Fund). The Fund may also seek to remove specific exposure (e.g., a single stock, small basket or more focused index of securities expected to do poorly in an otherwise promising market) relative to general or broad market exposure that exists in the Fund.

   LIMITATIONS ON THE USE OF DERIVATIVES         -   There is no limit on the use of derivatives for hedging
                                                     purposes.
                                                 -   When long futures contracts and long equity swaps are used for investment, the Fund will maintain an amount of cash or liquid securities equal to the face value of all such long derivative positions. However, for purposes of this restriction, if an existing long equity exposure is reduced or eliminated by a short derivative position, the combination of the long and short position will be considered as cash available to cover a new long derivative exposure.

                                                 -   The net long equity exposure of the Fund, including direct investment in securities and long derivative positions, will not exceed 100% of the
                                                     Fund's net assets.

                                                 -   Except when such instruments are used for bona fide hedging, no more than 5% of the Fund's net assets will be committed to initial margin on futures contracts and time premiums on related options.

                                                 -   Counterparties used for OTC derivatives must have a long-term debt rating of A or higher when the derivative is entered into. Occasionally, short-term derivatives will be entered into with counterparties that have only high short-term debt ratings.

GMO VALUE FUND


ANY NUMERICAL OR PERCENTAGE LIMITATION SET FORTH IN THIS DOCUMENT WILL BE APPLIED ONLY AT THE TIME OF INITIAL INVESTMENT IN A SECURITY OR OTHER INVESTMENT. THE FUND DOES NOT UNDERTAKE TO ADJUST ITS PORTFOLIO IN THE CASE WHERE MARKET MOVEMENTS, CASH FLOWS OR OTHER FACTORS CAUSE ANY OF SUCH LIMITATIONS TO BE EXCEEDED. EXCEPT AS OTHERWISE INDICATED, NUMERICAL AND PERCENTAGE LIMITATIONS ARE EXPRESSED AS A PERCENTAGE OF THE FUND'S TOTAL ASSETS.

PERMITTED INVESTMENTS


EQUITY SECURITIES:                               -  At least 65% of the Fund's total assets will be invested in or
   domestic common stocks                           exposed to(5) domestic common stocks.
   convertible securities
   securities of foreign issuers (traded on
     U.S. Exchanges)

OTHER EQUITY SECURITIES:
   depository receipts
   illiquid securities
   144A securities
   restricted securities
   futures and related options on
       securities indexes
   REITs
   exchange-traded and OTC options on
      securities and indexes
       (including writing covered options)
   equity swap contracts
   contracts for differences
   warrants
   repurchase agreements
   investment companies (open & closed end)


CASH AND MONEY MARKET INSTRUMENTS                -  The Fund will not normally have greater than 5% of its net
   Any short-term assets will be invested in        assets exposed to cash and money market instruments.  This limitation
   cash or high quality money market                does not include cash and money market instruments in margin accounts
   instruments including securities issued by       or otherwise covering exposure achieved through derivative
   the U.S. government and agencies thereof,        instruments ("equitized cash").
   bankers' acceptances, commercial paper,
   bank certificates of deposit and repurchase
   agreements


PROHIBITED INVESTMENTS AND PRACTICES

   The Fund will not engage in the following practices except as indicated:

   PURCHASING SECURITIES ON MARGIN               -  Except for short-term credits necessary for clearance of transactions.

   BORROWING MONEY                               -  Except that the Fund may temporarily borrow up to 20% of its net assets from banks for the payment of redemptions or settlement of securities transactions, but not as a leveraged investment strategy.


   UNDERWRITING SECURITIES                       -  Except to the extent that the Fund is deemed an underwriter for securities law purposes in connection with disposition of portfolio investments.

   MAKING LOANS                                  -   Except that purchasing debt obligations, repurchase agreements and engaging in securities lending will not be considered
                                                     making loans for this purpose. The Fund may loan securities valued at up to one-third of its total assets.


---------------------
         (5) The words "exposed to" as used in these guidelines mean that, for purposes of the relevant requirement or restriction, the total of the Fund's exposure to the relevant market or security through direct investments and through derivative instruments will be considered.

PLEDGING, HYPOTHECATING OR MORTGAGING            -  Except that collateral arrangements with respect to swap
FUND ASSETS                                         agreements, the writing of options, stock index, interest rate, currency or other futures contracts, options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets. The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively, is also not deemed to be a pledge or encumbrance.


         SELLING UNCOVERED PUT OR CALL OPTIONS ON SECURITIES OR INDEXES INVESTING IN REAL ESTATE
         INVESTING IN NON-FINANCIAL COMMODITY CONTRACTS
         PARTICIPATING IN DIRECTED BROKERAGE ARRANGEMENTS
         MAKING INVESTMENTS FOR THE PURPOSE OF GAINING CONTROL OF A COMPANY'S MANAGEMENT
         MAKING SHORT SALES OF SECURITIES


RESTRICTIONS AND LIMITATIONS


   OPTIONS ON SECURITIES                         -   No more than 5% of the Fund's net assets will be invested in time premiums on options on particular securities (as opposed to options on indexes).


   OTHER INVESTMENT COMPANIES                    -   The Fund will not own more than 3% of the outstanding voting securities of any investment company.
                                                 -   No more than 5% of the Fund's net assets will be invested in any single investment company.
                                                 -   No more than 10% of the Fund's net assets will be invested in securities of investment companies in the aggregate.

   ILLIQUID SECURITIES                           -   No more than 15% of the Fund's net assets will be invested in illiquid securities.

   INVESTMENT IN INSURANCE COMPANIES             -   The Fund will not purchase more than 10% of the total
                                                     outstanding voting stock of any insurance company (including foreign insurance companies).


   INVESTMENT IN SECURITIES ISSUED BY            -   Equity: The Fund will not purchase more than 5% of any class of
   BROKERS, DEALERS, UNDERWRITERS AND                stock of a broker, dealer, underwriter or adviser.
   INVESTMENT ADVISERS
                                                 -   Debt: The Fund may not purchase more than 10% of any such company's total outstanding debt in the aggregate.

                                                 -  Investment Limits: No more than 5% of the Fund's total assets will be invested in the securities of a single broker, dealer,
                                                    underwriter or investment adviser. The net payment obligation of swap contracts where one of these types of companies is the counterparty also counts for purposes of this restriction.

                                                 This policy does not apply to companies that derived less than 15% of revenues from "securities-related businesses" during the most recent fiscal year.

 DIVERSIFICATION/CONCENTRATION

   DIVERSIFICATION                               -   The Fund will not purchase more than 10% of the outstanding securities of any issuer.
   CONCENTRATION                                 -   The Fund will not invest more than 25% of its total
                                                     assets in securities of issuers in any one industry.


DERIVATIVE INSTRUMENTS

   TYPES OF DERIVATIVES                          -   Options, futures contracts and related options on securities indexes.

   USES OF DERIVATIVES                           -   Traditional Hedging: Short equity futures and related options contracts used to hedge against an equity risk already generally
   HEDGING                                           present in the Fund.
                                                 -   Anticipatory Hedging:  If the Fund receives or anticipates significant cash purchase transactions, the Fund may hedge market risk (risk of not being


                                                     invested in the market) by purchasing long futures contracts to obtain market exposure until such time as direct investments can be made efficiently.
                                                     Conversely, if the Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell futures contracts to allow the Fund to dispose of securities in a more orderly fashion without the Fund being exposed to leveraged loss exposure in the interim.

   INVESTMENT                                    -   The Fund may use derivative instruments (particularly long futures contracts and related options) in place of investing directly in securities. This will include using equity derivatives to
                                                     "equitize" cash balances held by the Fund.


   LIMITATIONS ON THE USE OF DERIVATIVES         -   There is no limit on the use of derivatives for hedging purposes.
                                                 -   When long futures contracts and long equity swaps are used for investment, the
                                                     Fund will maintain an amount of cash or liquid securities
                                                     equal to the face value of all such long derivative positions.

                                                 -   The net long equity exposure of the Fund, including direct investment in securities and long futures positions, will not exceed 100% of the Fund's net assets.

                                                 -   Except when such instruments are used for bona fide hedging, no more than 5% of the Fund's net assets will be committed to initial margin on futures contracts and time premiums on related options.
                                                 -   Counterparties used for OTC derivatives must have a long-term debt rating of A or higher when the derivative is entered
                                                     into. Occasionally, short-term derivatives will be entered into with counterparties that have only high short-term debt ratings.

GMO INTRINSIC VALUE FUND

ANY NUMERICAL OR PERCENTAGE LIMITATION SET FORTH IN THIS DOCUMENT WILL BE APPLIED ONLY AT THE TIME OF INITIAL INVESTMENT IN A SECURITY OR OTHER INVESTMENT. THE FUND DOES NOT UNDERTAKE TO ADJUST ITS PORTFOLIO IN THE CASE WHERE MARKET MOVEMENTS, CASH FLOWS OR OTHER FACTORS CAUSE ANY OF SUCH LIMITATIONS TO BE EXCEEDED. EXCEPT AS OTHERWISE INDICATED, NUMERICAL AND PERCENTAGE LIMITATIONS ARE EXPRESSED AS A PERCENTAGE OF THE FUND'S TOTAL ASSETS.

   PERMITTED INVESTMENTS




EQUITY SECURITIES:                                             -   At least 65% of the Fund's total assets will be
   domestic common stocks                                          invested in or exposed to(6) domestic common stocks
   convertible securities

OTHER EQUITY SECURITIES:
   depository receipts
   illiquid securities
   144A securities
   restricted securities
   futures and related options on
       securities indexes
   REITs
   exchange-traded and OTC options on
   securities and indexes (including
    writing covered options)
   equity swap contracts
   contracts for differences
   warrants or rights
   securities of foreign issuers (traded on U.S.
   exchanges)
   investment companies


   CASH AND MONEY MARKET INSTRUMENTS                           -   The Fund will not normally have greater than 5% of
   Any short-term assets will be invested in cash or high          its net assets exposed to cash and money market
   quality money market instruments including securities           instruments.  This limitation does not include cash and
   issued by the U.S. government and agencies thereof,             money market instruments in margin accounts or otherwise
   bankers' acceptances, commercial paper,                         covering exposure achieved through derivative instruments
   bank certificates of deposit and repurchase agreements.         ("equitized cash").


PROHIBITED INVESTMENTS AND PRACTICES
   The Fund will not engage in the following practices except as indicated:

   PURCHASING SECURITIES ON MARGIN                     Except for short-term credits necessary for clearance of transactions.

                                                       Except that the Fund may borrow up to 20% of its net assets from banks
   BORROWING MONEY                                     temporarily for the payment of redemptions or settlement of securities transactions, but not as a leveraged investment strategy.

   UNDERWRITING SECURITIES                             Except to the extent that the Fund is deemed an underwriter for securities law purposes in connection with disposition of portfolio investments.

   MAKING LOANS                                        Except that purchasing of debt obligations, repurchase agreements and engaging in securities lending will not be considered making loans for this purpose.  The Fund may loan securities valued at up to one-third of its total assets.

   PLEDGING, HYPOTHECATING OR                          Except that collateral arrangements with respect swap agreements, the



-----------------------

         (6) The words "exposed to" as used in these guidelines mean that, for purposes of the relevant requirement or restriction, the total of the Fund's exposure to the relevant market or security through direct investments and through derivative instruments will be considered.

MORTGAGING FUND ASSETS                            writing of options, stock index, rate, currency or other futures contracts, options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets. The deposit of
                                                  securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively is also not deemed to be a pledge or encumbrance.


   SELLING UNCOVERED PUT OR CALL OPTIONS ON SECURITIES OR INDEXES
   INVESTING IN REAL ESTATE
   INVESTING IN NON-FINANCIAL COMMODITY CONTRACTS
   PARTICIPATING IN DIRECTED BROKERAGE ARRANGEMENTS
   MAKING INVESTMENTS FOR THE PURPOSE OF GAINING CONTROL OF A COMPANY'S
   MANAGEMENT
   MAKING SHORT SALES OF SECURITIES


RESTRICTIONS AND LIMITATIONS


   OPTIONS ON SECURITIES                     -   No more than 5% of the Fund's net assets will be invested in time premiums on options on particular securities (as opposed to options on indexes).


   ILLIQUID SECURITIES                       -  No more than 15% of the Fund's net assets will be invested in illiquid securities.
   OTHER INVESTMENT COMPANIES                -  The Fund will not own more than 3% of the outstanding voting securities of any investment company.
                                             -  No more than 5% of the Fund's net assets will be invested in any single investment company.
                                             -  No more than 10% of the Fund's net assets will be invested in securities of investment companies in the aggregate.


   INVESTMENT IN INSURANCE COMPANIES         -  The Fund will not purchase more than 10% of the total outstanding voting stock of any insurance company (including foreign insurance companies).

   INVESTMENT IN SECURITIES ISSUED BY        -  Equity: The Fund will not purchase more than 5% of any class of
   BROKERS, DEALERS, UNDERWRITERS AND           stock of a broker, dealer, underwriter or investment adviser.
   INVESTMENT ADVISERS
                                             -  Debt: The Fund may not purchase more than 10% of any such company's total outstanding debt in the aggregate.

                                             -  Investment Limits: No more than 5% of the Fund's total assets will be invested in the securities of a single broker, dealer, underwriter or investment adviser. The net payment obligation of swap contracts where one of these types of companies is the counterparty also counts for purposes of this restriction.

                                                This policy does not apply to companies that derived less than 15% of revenues from "securities-related businesses" during the most recent fiscal year.

DIVERSIFICATION/CONCENTRATION
- Except for U.S. Government securities, cash, and money market instruments, the Fund will not invest in any one security to an extent greater than 5 percentage points over that security's weighting in the Fund's benchmark.
- The Fund will not purchase more than 10% of the outstanding securities of any issuer.

   CONCENTRATION                             -  The Fund will not invest more than 25% of its assets in securities of issuers in any one industry.


DERIVATIVE INSTRUMENTS

   TYPES OF DERIVATIVES                      -  Futures contracts and related options on securities indexes.

                                             -  Long equity swap contracts: where the Fund pays a fixed rate plus the negative performance, if any, and receives the positive performance, if any, of an index or basket of securities.
                                             -  Short equity swap contracts: where the Fund receives a fixed rate plus the negative performance, if any, and pays
                                                the positive performance of an index or basket of securities.
                                             -  Contracts for differences: equity swaps that contain both a long and short equity component.


   USES OF DERIVATIVES

   HEDGING                                   -  Traditional Hedging: Short equity futures, related options and short equity swap contracts used to hedge against an equity risk already generally present in the Fund.(7)
                                             -  Anticipatory Hedging: If the Fund receives or anticipates significant cash purchase transactions, the Fund may hedge market risk (risk of not being invested in the market) by purchasing long futures contracts or entering long equity swap contracts to obtain market exposure until such time as direct investments can be made efficiently. Conversely, if the Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell futures contracts or enter into short equity swap contracts, to allow the Fund to dispose of securities in a more orderly fashion without the Fund being exposed to leveraged loss exposure in the interim.

   INVESTMENT                                -  The Fund may use derivative instruments (particularly long futures contracts, related options and long equity swap contracts) in place of investing directly in securities.  This will include using equity derivatives to "equitize" cash balances held by the Fund.  The Fund may also use long derivatives for investment in conjunction with short hedging transactions to adjust the weights of the Fund's underlying equity portfolio to a level the Manager believes is the optimal exposure to individual markets, sectors and equities.


------------------------
         (7) The Fund may use such hedging to remove or reduce general market exposure (e.g. an index or broad basket of securities) relative to specific exposure existing in the Fund (the specific stocks of that market actually owned by the Fund). The Fund may also seek to remove specific exposure (e.g. a single stock, small basket or more focused index of securities expected to do poorly in an otherwise promising market) relative to general or broad market exposure that exists in the Fund.

   RISK MANAGEMENT -               - The Fund may use equity futures, related
   SYNTHETIC SALES AND PURCHASES     options and equity swap contracts to adjust
                                     the weight of the Fund to a level the
                                     manager believes is the optimal exposure to
                                     individual markets, sectors and equities.
                                     Sometimes, such transactions are used as a
                                     precursor to actual sales and purchases.
                                     For example, if the Fund held a large
                                     proportion of stocks of a particular market
                                     and the Manager believed that stocks of
                                     another market would outperform such
                                     stocks, the Fund might use a short futures
                                     contract on an appropriate index (to
                                     synthetically "sell" a portion of the
                                     Fund's portfolio) in combination with a
                                     long futures contract on another index (to
                                     synthetically "buy" exposure to that
                                     index). Long and short equity swap
                                     contracts and contracts for differences may
                                     also be used for these purposes. Equity
                                     derivatives (and corresponding currency
                                     forwards) used to effect synthetic sales
                                     and purchases will generally be unwound as
                                     actual portfolio securities are sold and
                                     purchased.

   LIMITATIONS ON THE USE OF
   DERIVATIVES                     - There is no limit on the use of
                                     derivatives for hedging purposes.

                                   - When long futures contracts and long
                                     equity swaps are used for investment, the Fund will maintain an amount of cash or liquid securities equal to the face value of all such long derivative positions.
                                     However, for purposes of this restriction, if an existing long equity exposure is reduced or eliminated by a short derivative position, the combination of the long and short position will be considered as cash available to cover a new long derivative exposure.

                                   - The net long equity exposure of the Fund,
                                     including direct investment in securities and long derivative positions, will not exceed 100% of the Fund's net assets.

                                   - Except when such instruments are used for
                                     bona-fide hedging, no more than 5% of the Fund's net assets will be committed to initial margin on futures contracts and time premiums on related options.

                                   - Counterparties used for OTC derivatives
                                     must have a long-term debt rating of A or higher when the derivative is entered into.
                                     Occasionally, short-term derivatives will be entered into with counterparties that have only high short-term debt ratings.

GMO GROWTH FUND

ANY NUMERICAL OR PERCENTAGE LIMITATION SET FORTH IN THIS DOCUMENT WILL BE APPLIED ONLY AT THE TIME OF INITIAL INVESTMENT IN A SECURITY OR OTHER INVESTMENT. THE FUND DOES NOT UNDERTAKE TO ADJUST ITS PORTFOLIO IN THE CASE WHERE MARKET MOVEMENTS, CASH FLOWS OR OTHER FACTORS CAUSE ANY OF SUCH LIMITATIONS TO BE EXCEEDED. EXCEPT AS OTHERWISE INDICATED, NUMERICAL AND PERCENTAGE LIMITATIONS ARE EXPRESSED AS A PERCENTAGE OF THE FUND'S TOTAL ASSETS.

PERMITTED INVESTMENTS


EQUITY SECURITIES:                               -  At least 65% of the Fund's total assets will be invested in or
   domestic common stocks                           exposed to(8) domestic common stocks.
   convertible securities
   securities of foreign issuers (traded on
      U.S. Exchanges)

OTHER EQUITY SECURITIES:
   depository receipts
   illiquid securities
   144A securities
   restricted securities
   futures and related options on
      securities indexes
   REITs
   exchange-traded and OTC options on
      securities and indexes
       (including writing covered options)
   equity swap contracts
   contracts for differences
   warrants or rights
   repurchase agreements
   investment companies (open & closed end)

   CASH AND MONEY MARKET INSTRUMENTS             -  The Fund will not normally have greater than 5% of its net assets
   Any short-term assets will be invested in        exposed to cash and money market instruments.  This limitation does
   cash or high quality money market                not include cash and money market instruments in margin accounts or
   instruments including securities issued by       otherwise covering exposure achieved through derivative instruments
   the U.S. government and agencies thereof,        ("equitized cash").
   bankers' acceptances, commercial paper,
   bank certificates of deposit and repurchase
   agreements


PROHIBITED INVESTMENTS AND PRACTICES
   The Fund will not engage in the following practices except as indicated:

   PURCHASING SECURITIES ON MARGIN               -  Except for short-term credits necessary for clearance of transactions.

   BORROWING MONEY                               -  Except that the Fund may temporarily borrow up to 20% of its net assets from banks for the payment of redemptions or settlement of securities transactions, but not as a leveraged investment strategy.

   UNDERWRITING SECURITIES                       -  Except to the extent that the Fund is deemed an underwriter for securities law purposes in connection with disposition of portfolio investments.

   MAKING LOANS                                  -  Except that purchasing debt obligations, repurchase agreements and engaging in securities lending will not be considered making loans for this purpose.  The Fund may loan securities valued at up to one-third of its total assets.

----------
         (8) The words "exposed to" as used in these guidelines mean that, for purposes of the relevant requirement or restriction, the total of the Fund's exposure to the relevant market or security through direct investments and through derivative instruments will be considered.

   PLEDGING, HYPOTHECATING OR                    -  Except that collateral arrangements with respect to swap
   MORTGAGING FUND ASSETS                           agreements, the writing of options, stock index, interest rate, currency or other futures contracts, options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets.  The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively, is also not deemed to be a pledge or encumbrance.

   SELLING UNCOVERED PUT OR CALL OPTIONS ON SECURITIES OR INDEXES
   INVESTING IN REAL ESTATE
   INVESTING IN NON-FINANCIAL COMMODITY CONTRACTS
   PARTICIPATING IN DIRECTED BROKERAGE ARRANGEMENTS
   MAKING INVESTMENTS FOR THE PURPOSE OF GAINING CONTROL OF A COMPANY'S
    MANAGEMENT
   MAKING SHORT SALES OF SECURITIES

RESTRICTIONS AND LIMITATIONS


   OPTIONS ON SECURITIES                         -  No more than 5% of the Fund's net assets will be invested in time premiums on options on particular securities (as opposed to options on indexes).

   OTHER INVESTMENT COMPANIES                    -  The Fund will not own more than 3% of the outstanding voting securities of any investment company.

                                                 -  No more than 5% of the Fund's net assets will be invested in any single investment company.

                                                 -  No more than 10% of the Fund's net assets will be invested in securities of investment companies in the aggregate.

   ILLIQUID SECURITIES                           -  No more than 15% of the Fund's net assets will be invested in illiquid securities.

   INVESTMENT IN INSURANCE COMPANIES             -  The Fund will not purchase more than 10% of the total outstanding voting stock of any insurance company (including foreign insurance companies).

   INVESTMENT IN SECURITIES ISSUED BY            -  Equity: The Fund will not purchase more than 5% of any class of
   BROKERS, DEALERS, UNDERWRITERS AND               stock of a broker, dealer, underwriter or investment adviser.

   INVESTMENT ADVISERS
                                                 -  Debt: The Fund may not purchase more than 10% of any such company's total outstanding debt in the aggregate.

                                                 -  Investment Limits: No more than 5% of the Fund's total assets will be invested in the securities of a single broker, dealer,
                                                    underwriter or investment adviser.  The net payment obligation of swap contracts where one of these types of companies is the counterparty also counts for purposes of this restriction.

                                                        This policy does not apply to companies that derived less than
                                                        15% of revenues from "securities-related businesses" during the most recent fiscal year.

DIVERSIFICATION/CONCENTRATION

   DIVERSIFICATION                               -  Except for U.S. government securities, cash, and money market instruments, the Fund will not invest in any one security to an extent greater than 5 percentage points over that security's weighting in the Fund's benchmark.

                                                 -  The Fund will not purchase more than 10% of the outstanding securities of any issuer.

                                                 -  The Fund will be invested in the securities of at least 125 issuers.

                                                 -  The Fund will not invest more than 25% of its total assets in
   CONCENTRATION                                    securities of issuers in any one industry.

DERIVATIVE INSTRUMENTS

   TYPES OF DERIVATIVES                          -  Options, futures contracts and related options on securities indexes.

                                                 -  Long equity swap contracts: where the Fund pays a fixed rate plus the negative performance, if any, and receives the positive performance, if any, of an index or basket of securities.

                                                 -  Short equity swap contracts: where the Fund receives a fixed rate plus the negative performance, if any, and pays the positive performance of an index or basket of securities.

                                                 Contracts for differences: equity swaps that contain both a long and short equity component.
USES OF DERIVATIVES

   HEDGING                                       -  Traditional Hedging: Short equity futures, related options and short equity swap contracts used to hedge against an equity risk already generally present in the Fund.(9)

                                                 -  Anticipatory Hedging:  If the Fund receives or anticipates significant cash purchase transactions, the Fund may hedge market risk (risk of not being invested in the market) by purchasing long futures contracts or entering into long equity swap contracts to obtain market exposure until such time as direct investments can be made efficiently.  Conversely, if the Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell futures contracts or enter into short equity swap contracts, to allow the Fund to dispose of securities in a more orderly fashion without the Fund being exposed to leveraged loss exposure in the interim.

   RISK MANAGEMENT -
   SYNTHETIC SALES AND PURCHASES                 -  The Fund may use equity futures, related options and equity swap contracts to adjust the weight of the Fund to a level the manager believes is the optimal exposure to individual markets, sectors and equities.  Sometimes, such transactions are used as a precursor to actual sales and purchases.  For example, if the Fund held a large proportion of stocks of a particular market and the Manager believed that stocks of another market would outperform such stocks, the Fund might use a short futures contract on an
                                                    appropriate index (to synthetically  "sell" a portion of the Fund's portfolio) in combination with a long futures contract on another index (to synthetically "buy" exposure to that index).  Long and short equity swap contracts and contracts for differences may also be used for these purposes.  Equity derivatives (and corresponding currency forwards) used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased.

----------
         (9) The Fund may use such hedging to remove or reduce general market exposure (e.g., an index or broad basket of securities) relative to specific exposure existing in the Fund (the specific stocks of that market actually owned by the Fund). The Fund may also seek to remove specific exposure (e.g., single stock, small basket or more focused index of securities expected to do poorly in an otherwise promising market) relative to general or broad market exposure that exists in the Fund.

   LIMITATIONS ON THE USE OF DERIVATIVES         -  There is no limit on the use of derivatives for hedging purposes.

                                                 -  When long futures contracts and long equity swaps are used for investment, the Fund will maintain an amount of cash or liquid securities equal to the face value of all such long derivative positions.  However, for purposes of this restriction, if an existing long equity exposure is reduced or eliminated by a short derivative position, the combination of the long and short position will be considered as cash available to cover a new long derivative exposure.

                                                 -  The net long equity exposure of the Fund, including direct investment in securities and long derivative positions,  will not exceed 100% of the Fund's net assets.

                                                 -  Except when such instruments are used for bona fide hedging, no more than 5% of the Fund's net assets will be committed to initial margin on futures contracts and time premiums on related options.

                                                 -  Counterparties used for OTC derivatives must have a long-term debt rating of A or higher when the derivative is entered into.
                                                    Occasionally, short-term derivatives will be entered into with counterparties that have only high short-term debt ratings.

GMO SMALL CAP VALUE FUND

ANY NUMERICAL OR PERCENTAGE LIMITATION SET FORTH IN THIS DOCUMENT WILL BE APPLIED ONLY AT THE TIME OF INITIAL INVESTMENT IN A SECURITY OR OTHER INVESTMENT. THE FUND DOES NOT UNDERTAKE TO ADJUST ITS PORTFOLIO IN THE CASE WHERE MARKET MOVEMENTS, CASH FLOWS OR OTHER FACTORS CAUSE ANY OF SUCH LIMITATIONS TO BE EXCEEDED. EXCEPT AS OTHERWISE INDICATED, NUMERICAL AND PERCENTAGE LIMITATIONS ARE EXPRESSED AS A PERCENTAGE OF THE FUND'S TOTAL ASSETS.

PERMITTED INVESTMENTS


EQUITY SECURITIES:                               -  At least 65% of the Fund's total assets will be invested in or
   domestic common stocks                           exposed to(10) domestic common stocks.
   convertible securities                        -  Under normal market conditions, at least 65% of the Fund's total
   securities of foreign issuers (traded on         assets will be invested in or exposed to Russell 2500 Value Index
      U.S. Exchanges)                               securities.


OTHER EQUITY SECURITIES:
   depository receipts
   illiquid securities
   144A securities
   restricted securities
   futures and related options on
      securities indexes
   REITs
   exchange-traded and OTC options on
      securities and indexes
       (including writing covered options)
   equity swap contracts
   contracts for differences
   convertible bonds
   convertible preferred stocks
   warrants or rights
   repurchase agreements
   investment companies (open & closed end)

   CASH AND MONEY MARKET INSTRUMENTS             -  The Fund will not normally have greater than 5% of its net assets
   Any short-term assets will be invested in        exposed to cash and money market instruments.  This limitation does
   cash or high quality money market                not include cash and money market instruments in margin accounts or
   instruments including securities issued by       otherwise covering exposure achieved through derivative instruments
   the U.S. government and agencies thereof,        ("equitized cash").
   bankers' acceptances, commercial paper,
   bank certificates of deposit and repurchase
   agreements


PROHIBITED INVESTMENTS AND PRACTICES

   The Fund will not engage in the following practices except as indicated:

   PURCHASING SECURITIES ON MARGIN               -  Except for short-term credits necessary for clearance of transactions.

   BORROWING MONEY                               -  Except that the Fund may temporarily borrow up to 20% of its net assets from banks for the payment of redemptions or settlement of securities transactions, but not as a leveraged investment strategy.

   UNDERWRITING SECURITIES                       -  Except to the extent that the Fund is deemed an underwriter for securities law.


         (10) The words "exposed to" as used in these guidelines mean that, for purposes of the relevant requirement or restriction, the total of the Fund's exposure to the relevant market or security through direct investments and through derivative instruments will be considered.

                                                    purposes in connection with disposition of portfolio
                                                    investments.

   MAKING LOANS                                  -  Except that purchasing debt obligations, repurchase agreements and engaging in securities lending will not be considered making loans for this purpose.  The Fund may loan securities valued at up to one-third of its total assets.

                                                 -  Except that collateral arrangements with respect to swap agreements,
   PLEDGING, HYPOTHECATING OR                       the writing of options, stock index, interest rate, currency or other
   MORTGAGING FUND ASSETS                           futures contracts, options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets. The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively, is also not deemed to be a pledge or encumbrance.

   SELLING UNCOVERED PUT OR CALL OPTIONS ON SECURITIES OR INDEXES
   INVESTING IN REAL ESTATE
   INVESTING IN NON-FINANCIAL COMMODITY CONTRACTS
   PARTICIPATING IN DIRECTED BROKERAGE ARRANGEMENTS
   MAKING INVESTMENTS FOR THE PURPOSE OF GAINING CONTROL OF A COMPANY'S
     MANAGEMENT
   MAKING SHORT SALES OF SECURITIES

RESTRICTIONS AND LIMITATIONS


   OPTIONS ON SECURITIES                         -  No more than 5% of the Fund's net assets will be invested in time premiums on options on particular securities (as opposed to options on indexes).

   OTHER INVESTMENT COMPANIES                    -  The Fund will not own more than 3% of the outstanding voting securities of any investment company.

                                                 -  No more than 5% of the Fund's net assets will be invested in any single investment company.

                                                 -  No more than 10% of the Fund's net assets will be invested in securities of investment companies in the aggregate.

   ILLIQUID SECURITIES                           -  No more than 15% of the Fund's net assets will be invested in illiquid securities.

   INVESTMENT IN INSURANCE COMPANIES             -  The Fund will not purchase more than 10% of the total outstanding voting stock of any insurance company (including foreign insurance companies).

   INVESTMENT IN SECURITIES ISSUED BY            -  Equity: The Fund will not purchase more than 5% of any class of stock
   BROKERS, DEALERS, UNDERWRITERS AND               of a broker, dealer, underwriter or investment adviser.
   INVESTMENT ADVISERS
                                                 -  Debt: The Fund may not purchase more than 10% of any such company's total outstanding debt in the aggregate.

                                                 -  Investment Limits: No more than 5% of the Fund's total assets will be invested in the securities of a single broker, dealer, underwriter or investment adviser.  The net payment obligation of swap contracts where one of these types of companies is the counterparty also counts for purposes of this restriction.

                                                 This policy does not apply to companies that derived less than 15% of revenues from "securities-related businesses" during the most recent fiscal year.

DIVERSIFICATION/CONCENTRATION

   DIVERSIFICATION                               -  Except for U.S. government securities, cash, and money market instruments, the Fund will not invest in any one security to an extent greater than 5 percentage points over that security's weighting in the Fund's benchmark.

                                                 -  The Fund will not purchase more than 10% of the outstanding securities of any issuer.

                                                 -  The Fund will be invested in the securities of at least 125 issuers.


   CONCENTRATION                                 -  The Fund will not invest more than 25% of its total assets in securities of issuers in any one industry.

DERIVATIVE INSTRUMENTS


   TYPES OF DERIVATIVES                          -  Options, futures contracts and related options on securities indexes.

                                                 -  Long equity swap contracts: where the Fund pays a fixed rate plus the negative performance, if any, and receives the positive performance, if any, of an index or basket of securities.

                                                 -  Short equity swap contracts: where the Fund receives a fixed rate plus the negative performance, if any, and pays the positive performance of an index or basket of securities.

                                                 -  Contracts for differences: equity swaps that contain both a long and short equity component.

   USES OF DERIVATIVES

   HEDGING                                       -  Traditional Hedging: Short equity futures, related options and short equity swap contracts used to hedge against an equity risk already generally present in the Fund.(11)

                                                 -  Anticipatory Hedging:  If the Fund receives or anticipates significant cash purchase transactions, the Fund may hedge market risk (risk of not being invested in the market) by purchasing long futures contracts or entering into long equity swap contracts to obtain market exposure until such time as direct investments can be made efficiently.  Conversely, if the Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell futures contracts or enter into short equity swap contracts, to allow the
                                                    Fund to dispose of securities in a more orderly fashion without the
                                                    Fund being exposed to leveraged loss exposure in the interim.

   INVESTMENT                                    -  The Fund may use derivative instruments (particularly long futures contracts, related options and long equity swap contracts) in place of investing directly in securities.  This will include using equity derivatives to "equitize" cash balances held by the Fund.  The Fund may also use long derivatives for investment in conjunction with short hedging transactions to adjust the weights of the Fund's underlying equity portfolio to a level the Manager believes is the optimal exposure to individual markets, sectors and equities.

   RISK MANAGEMENT -                             -  The Fund may use equity futures, related options and equity swap
   SYNTHETIC SALES AND PURCHASES                    contracts to adjust the weight of the Fund to a level the manager believes is the optimal exposure to individual markets, sectors and equities.  Sometimes, such transactions are used as a precursor to actual sales and purchases.  For example, if the Fund held a large proportion of stocks of a particular market and the Manager believed that stocks of another market would outperform such stocks, the Fund might use a short futures contract on an appropriate index (to synthetically  "sell" a portion of the Fund's portfolio) in combination with a long futures contract on another index (to synthetically "buy" exposure to that index).  Long and short equity swap contracts and contracts for differences may also be used for these purposes.  Equity derivatives (and corresponding currency forwards) used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased.

LIMITATIONS ON THE USE OF DERIVATIVES            -  There is no limit on the use of derivatives for hedging purposes.

                                                 -  When long futures contracts and long equity swaps are used for investment, the Fund will maintain an amount of cash or liquid securities equal to the face value of all such long derivative positions.  However, for purposes of this restriction, if an existing long equity exposure is reduced or eliminated by a short derivative position, the combination of the long and short position will be


----------

                  (11) The Fund may use such hedging to remove or reduce general market exposure (e.g., an index or broad basket of securities) relative to specific exposure existing in the Fund (the specific stocks of that market actually owned by the Fund). The Fund may also seek to remove specific exposure (e.g., a single stock, small basket or more focused index of securities expected to do poorly in an otherwise promising market) relative to general or broad market exposure that exists in the Fund.

                                                    considered as cash available to cover a new long derivative exposure.

                                                 -  The net long equity exposure of the Fund, including direct investment in securities and long derivative positions,  will not exceed 100% of the Fund's net assets.

                                                 -  Except when such instruments are used for bona fide hedging, no more than 5% of the Fund's net assets will be committed to initial margin on futures contracts and time premiums on related options.

                                                 -  Counterparties used for OTC derivatives must have a long-term debt rating of A or higher when the derivative is entered into.
                                                    Occasionally, short-term derivatives will be entered into with counterparties that have only high short-term debt ratings.

GMO SMALL CAP GROWTH FUND

ANY NUMERICAL OR PERCENTAGE LIMITATION SET FORTH IN THIS DOCUMENT WILL BE APPLIED ONLY AT THE TIME OF INITIAL INVESTMENT IN A SECURITY OR OTHER INVESTMENT. THE FUND DOES NOT UNDERTAKE TO ADJUST ITS PORTFOLIO IN THE CASE WHERE MARKET MOVEMENTS, CASH FLOWS OR OTHER FACTORS CAUSE ANY OF SUCH LIMITATIONS TO BE EXCEEDED. EXCEPT AS OTHERWISE INDICATED, NUMERICAL AND PERCENTAGE LIMITATIONS ARE EXPRESSED AS A PERCENTAGE OF THE FUND'S TOTAL ASSETS.

PERMITTED INVESTMENTS


EQUITY SECURITIES:
   domestic common stocks                        -  At least 65% of the Fund's total assets will be invested in or exposed to(12)
   convertible securities                           domestic common stocks.

   securities of foreign issuers (traded on      -  Under normal market conditions, at least 65% of the Fund's total
          U.S. Exchanges)                           assets will be invested in or exposed to Russell 2500 Growth Index securities.

OTHER EQUITY SECURITIES:
   depository receipts
   illiquid securities
   144A securities
   restricted securities
   futures and related options on
       securities indexes
   REITs
   exchange-traded and OTC options on
      securities and indexes
      (including writing covered options)
   equity swap contracts
   contracts for differences
   convertible bonds
   convertible preferred stocks
   warrants or rights
   repurchase agreements
   investment companies (open & closed end)


CASH AND MONEY MARKET INSTRUMENTS                -  The Fund will not normally have greater than 5% of its net assets
   Any short-term assets will be invested in        exposed to cash and money market instruments.  This limitation does
   cash or high quality money market                not include cash and money market instruments in margin accounts or
   instruments including securities issued by       otherwise covering exposure achieved through derivative instruments
   the U.S. Government and agencies thereof,        ("equitized cash").
   bankers' acceptances, commercial paper,
   bank certificates of deposit and repurchase
   agreements.


PROHIBITED INVESTMENTS AND PRACTICES

   The Fund will not engage in the following practices except as indicated:

   PURCHASING SECURITIES ON MARGIN               -  Except for short-term credits necessary for clearance of transactions.

   BORROWING MONEY                               -  Except that the Fund may temporarily borrow up to 20% of its net assets from banks for the payment of redemptions or settlement of securities transactions, but not as a leveraged investment strategy.

   UNDERWRITING SECURITIES                       -  Except to the extent that the Fund is deemed an underwriter for securities law


----------

                  (12) The words "exposed to" as used in these guidelines mean that, for purposes of the relevant requirement or restriction, the total of the Fund's exposure to the relevant market or security through direct investments and through derivative instruments will be considered.

                                                    purposes in connection with disposition of portfolio
                                                    investments.

   MAKING LOANS                                  -  Except that purchasing debt obligations, repurchase agreements and engaging in securities lending will not be considered making loans for this purpose.  The Fund may loan securities valued at up to one-third of its total assets.

   PLEDGING, HYPOTHECATING OR                    -  Except that collateral arrangements with respect to swap agreements,
   MORTGAGING FUND ASSETS                           the writing of options, stock index, interest rate, currency or other futures contracts, options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets.  The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively, is also not deemed to be a pledge or encumbrance.

   SELLING UNCOVERED PUT OR CALL OPTIONS ON SECURITIES OR INDEXES
   INVESTING IN REAL ESTATE
   INVESTING IN NON-FINANCIAL COMMODITY CONTRACTS
   PARTICIPATING IN DIRECTED BROKERAGE ARRANGEMENTS
   MAKING INVESTMENTS FOR THE PURPOSE OF GAINING CONTROL OF A COMPANY'S
       MANAGEMENT
   MAKING SHORT SALES OF SECURITIES

RESTRICTIONS AND LIMITATIONS


   OPTIONS ON SECURITIES                         -  No more than 5% of the Fund's net assets will be invested in time premiums on options on particular securities (as opposed to options on indexes).

   OTHER INVESTMENT COMPANIES                    -  The Fund will not own more than 3% of the outstanding voting securities of any investment company.

                                                 -  No more than 5% of the Fund's net assets will be invested in any single investment company.

                                                 -  No more than 10% of the Fund's net assets will be invested in securities of investment companies in the aggregate.

   ILLIQUID SECURITIES                           -  No more than 15% of the Fund's net assets will be invested in illiquid securities.

   INVESTMENT IN INSURANCE COMPANIES             -  The Fund will not purchase more than 10% of the total outstanding voting stock of any insurance company (including foreign insurance companies).

   INVESTMENT IN SECURITIES ISSUED BY            -  Equity: The Fund will not purchase more than 5% of any class of stock
   BROKERS, DEALERS, UNDERWRITERS AND               of a broker, dealer, underwriter or investment adviser.
   INVESTMENT ADVISERS

                                                 -  Debt: The Fund may not purchase more than 10% of any such company's total outstanding debt in the aggregate.


                                                 -  Investment Limits: No more than 5% of the Fund's total assets will be invested in the securities of a single broker, dealer, underwriter or investment adviser.  The net payment obligation of swap contracts where one of these types of companies is the counterparty also counts for purposes of this restriction.

                                                 This policy does not apply to companies that derived less than 15% of revenues from "securities-related businesses" during the most recent fiscal year.


DIVERSIFICATION/CONCENTRATION

   DIVERSIFICATION                               -  Except for U.S. government securities, cash, and money market instruments, the Fund will not invest in any one security to an extent greater than 5 percentage points over that security's weighting in the Fund's benchmark.

                                                 -  The Fund will not purchase more than 10% of the outstanding securities of any issuer.

                                                 -  The Fund will be invested in the securities of at least 125 issuers.

   CONCENTRATION                                 -  The Fund will not invest more than 25% of its total assets in securities of

                                                    issuers in any one industry.

DERIVATIVE INSTRUMENTS


   TYPES OF DERIVATIVES                          -  Options, futures contracts and related options on securities indexes.

                                                 -  Long equity swap contracts: where the Fund pays a fixed rate plus the negative performance, if any, and receives the positive performance, if any, of an index or basket of securities.

                                                 -  Short equity swap contracts: where the Fund receives a fixed rate plus the negative performance, if any, and pays the positive performance of an index or basket of securities.

                                                 -  Contracts for differences: equity swaps that contain both a long and short equity component.

   USES OF DERIVATIVES

   HEDGING                                       -  Traditional Hedging: Short equity futures, related options and short equity swap contracts used to hedge against an equity risk already generally present in the Fund.(13)

                                                 -  Anticipatory Hedging:  If the Fund receives or anticipates significant cash purchase transactions, the Fund may hedge market risk (risk of not being invested in the market) by purchasing long futures contracts or entering into long equity swap contracts to obtain market exposure until such time as direct investments can be made efficiently.  Conversely, if the Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell futures contracts or enter into short equity swap contracts, to allow the
                                                    Fund to dispose of securities in a more orderly fashion without the
                                                    Fund being exposed to leveraged loss exposure in the interim.

   RISK MANAGEMENT -                             -  The Fund may use equity futures, related options and equity swap
   SYNTHETIC SALES AND PURCHASES                    contracts to adjust the weight of the Fund to a level the Manager believes is the optimal exposure to individual markets, sectors and equities.  Sometimes, such transactions are used as a precursor to actual sales and purchases.  For example, if the Fund held a large proportion of stocks of a particular market and the Manager believed that stocks of another market would outperform such stocks, the Fund might use a short futures contract on an appropriate index (to synthetically "sell" a portion of the Fund's portfolio) in combination with a long futures contract on another index (to synthetically "buy" exposure to that index).  Long and short equity swap contracts and contracts for differences may also be used for these purposes.  Equity derivatives (and corresponding currency forwards) used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased.

   LIMITATIONS ON THE USE OF DERIVATIVES         -  There is no limit on the use of derivatives for hedging purposes.

                                                 -  When long futures contracts and long equity swaps are used for investment, the Fund will maintain an amount of cash or liquid securities equal to the face value of all such long derivative positions.  However, for purposes of this restriction, if an existing long equity exposure is reduced or eliminated by a short derivative position, the combination of the long and short position will be considered as cash available to cover a new long derivative exposure.

                                                 -  The net long equity exposure of the Fund, including direct investment in securities and long derivative positions,  will not exceed 100% of the Fund's net assets.

                                                 -  Except when such instruments are used for bona-fide hedging, no more than


---------------

         (13) The Fund may use such hedging to remove or reduce general market exposure (e.g., an index or broad basket of securities) relative to specific exposure existing in the Fund (the specific stocks of that market actually owned by the Fund). The Fund may also seek to remove specific exposure (e.g., a single stock, small basket or more focused index of securities expected to do poorly in an otherwise promising market) relative to general or broad market exposure that exists in the Fund.

                                                    5% of the Fund's net assets will be committed to initial margin on futures contracts and time premiums on related options.

                                                 -  Counterparties used for OTC derivatives must have a long-term debt rating of A or higher when the derivative is entered into.
                                                    Occasionally, short-term derivatives will be entered into with counterparties that have only high short-term debt ratings.

GMO REIT FUND

ANY NUMERICAL OR PERCENTAGE LIMITATION SET FORTH IN THIS DOCUMENT WILL BE APPLIED ONLY AT THE TIME OF INITIAL INVESTMENT IN A SECURITY OR OTHER INVESTMENT. THE FUND DOES NOT UNDERTAKE TO ADJUST ITS PORTFOLIO IN THE CASE WHERE MARKET MOVEMENTS, CASH FLOWS OR OTHER FACTORS CAUSE ANY OF SUCH LIMITATIONS TO BE EXCEEDED. EXCEPT AS OTHERWISE INDICATED, NUMERICAL AND PERCENTAGE LIMITATIONS ARE EXPRESSED AS A PERCENTAGE OF THE FUND'S TOTAL ASSETS.

PERMITTED INVESTMENTS


REITS (REAL ESTATE INVESTMENT TRUSTS):           -     At least 65% of the Fund's
equity REITs                                           total assets will be invested
mortgage REITs                                         in or exposed to(14) securities
hybrid REITs                                           of REITs, although the Fund
                                                       generally intends to invest a
                                                       greater portion of its assets
                                                       in REIT securities.

EQUITY SECURITIES:                                    OTHER SECURITIES:
   common stock                                        asset-backed securities
   preferred stock                                     mortgage backed, CMO's,
   depository receipts: ADRs, GDRs, EDRs                 strips and residuals
   illiquid securities                                 adjustable rate securities
   144A securities                                     lower rated fixed income
   restricted securities                                 securities (junk bonds)
   futures and related options on                      zero coupon securities
       securities indexes and interest rates           indexed securities
   exchange-traded and OTC-options on                  firm commitments (with banks
   securities and indexes (including writing             or broker dealers)
   covered options)                                    reverse repurchase agreements
   REIT and other equity swap contracts                dollar roll agreements
   interest rate and currency swap contracts
   contracts for differences
   interest rate caps, floors and collars
   warrants
   repurchase agreements
   investment companies (open & closed end)



CASH AND MONEY MARKET INSTRUMENTS                -      The Fund will not normally have
   Any short-term assets will be invested in            greater than 5% of its net assets
   cash or high quality money market                    exposed to cash and money market
   instruments including securities issued by           instruments. This limitation does
   the U.S. government and agencies thereof,            not include cash and money market
   bankers' acceptances, commercial paper,              instruments in margin accounts or
   bank certificates of deposit and repurchase          otherwise covering exposure achieved
   agreements.                                          through derivative instruments
                                                        ("equitized cash").



PROHIBITED INVESTMENTS AND PRACTICES

   The Fund will not engage in the following practices except as indicated:


   PURCHASING SECURITIES ON MARGIN        -  Except for short-term
                                             credits necessary for
                                             clearance of transactions.

   BORROWING MONEY                        -  Except that the Fund
                                             may temporarily borrow up to
                                             20% of its net assets from
                                             banks for the payment of
                                             redemptions or settlement of
                                             securities transactions, but
                                             not as a leveraged
                                             investment strategy.

   UNDERWRITING SECURITIES                -  Except to the extent that the Fund
                                             is deemed an underwriter for
                                             securities law

(14) The words "exposed to" as used in these guideline mean that, for purposes of the relevant requirement or restriction, the total of the Fund's exposure to the relevant market or security through direct investments and through derivative instruments will be considered.

                                             purposes in connection with
                                             disposition of portfolio
                                             investments.

   MAKING LOANS                           -  Except that purchasing debt
                                             obligations, repurchase agreements
                                             and engaging in securities
                                             lending will not be considered
                                             making loans for this purpose.
                                             The Fund may loan securities valued
                                             at up to one-third of its total
                                             assets.

   PLEDGING, HYPOTHECATING OR             -  Except that collateral arrangements
   MORTGAGING FUND ASSETS                    with respect to swap agreements,
                                             the writing of options, stock
                                             index, interest rate, currency or
                                             other futures contracts, options
                                             on futures contracts and collateral
                                             arrangements with respect to
                                             initial and variation margin are
                                             not deemed to be a pledge or
                                             other encumbrance of assets.  The
                                             deposit of securities or cash or
                                             cash equivalents in escrow in
                                             connection with the writing of
                                             covered call or put options,
                                             respectively, is also not deemed
                                             to be a pledge or encumbrance.

   SELLING UNCOVERED PUT OR CALL OPTIONS ON SECURITIES OR INDEXES
   INVESTING IN NON-FINANCIAL COMMODITY CONTRACTS
   PARTICIPATING IN DIRECTED BROKERAGE ARRANGEMENTS
   MAKING INVESTMENTS FOR THE PURPOSE OF GAINING CONTROL OF A COMPANY'S
   MANAGEMENT
   MAKING SHORT SALES OF SECURITIES


RESTRICTIONS AND LIMITATIONS
   OPTIONS ON SECURITIES                     -     No more than 5% of the Fund's net assets will be invested in time premiums on options on particular securities (as opposed to options on indexes).

   OTHER INVESTMENT COMPANIES                -     The Fund will not own more than 3% of the outstanding voting securities of any investment company.
                                             -     No more than 5% of the Fund's net assets will be invested in any single investment company.
                                             -     No more than 10% of the Fund's net assets will be invested in securities of investment companies in the aggregate.

   ILLIQUID SECURITIES                       -     No more than 15% of the Fund's net assets will be invested in illiquid securities.

   INVESTMENT IN INSURANCE COMPANIES         -     The Fund will not purchase more than 10% of the total
                                                   outstanding voting stock of any insurance company (including foreign insurance companies).


   INVESTMENT IN SECURITIES ISSUED BY        -     Equity: The Fund will not purchase more than 5% of any class of
   BROKERS, DEALERS, UNDERWRITERS AND              stock of a broker, dealer, underwriter or investment adviser.
   INVESTMENT ADVISERS
                                             -     Debt: The Fund may not purchase more than 10% of any such company's total outstanding debt in the aggregate.

                                             -     Investment Limits: No more than 5% of the Fund's total assets will be invested in the securities of a single broker, dealer, underwriter or investment adviser.
                                                   The net payment obligation of swap contracts where one of these types of companies is the counterparty also counts for purposes of this restriction.

                                                   This policy does not apply to companies that derived less than 15% of revenues from "securities-related businesses" during the most recent fiscal year.


   INVESTMENT IN LOWER-RATED BONDS           -     The Fund will not invest more than 5% of its assets in
                                                   lower-rated bonds.

  DIVERSIFICATION/CONCENTRATION

   DIVERSIFICATION               -  Except for U.S. government securities, cash, and money market instruments, the Fund will not invest in any one security to an extent greater than 5 percentage points over that security's weighting in the Fund's benchmark.
                                 -  The Fund will not purchase more than 10% of the outstanding securities of any issuer.

DERIVATIVE INSTRUMENTS
   TYPES OF DERIVATIVES          -  Options, futures contracts and related options on securities indexes.
                                 -  Long equity swap contracts: where the Fund  pays a fixed rate plus the negative performance, if any, and receives the positive performance, if any, of an index or basket of securities.
                                 -  Short equity swap contracts: where the Fund receives a fixed rate plus the negative performance, if any, and pays the positive performance of an index or basket of securities.
                                 -  Contracts for differences: equity swaps that contain
                                    both a long and short equity component.

   USES OF DERIVATIVES

   HEDGING                       -  Traditional Hedging: Short equity futures, related options and short equity swap contracts used to hedge against an equity risk already generally present in the Fund.(15)
                                 -  Anticipatory Hedging:  If the Fund receives or anticipates significant cash purchase transactions, the Fund may hedge market risk (risk of not being invested in the market) by purchasing long futures contracts or entering into long equity swap contracts to obtain market exposure until such time as direct investments can be made efficiently.  Conversely, if the Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell futures contracts or enter into short equity swap contracts, to allow the
                                    Fund to dispose of securities in a more orderly fashion without the
                                    Fund being exposed to leveraged loss exposure in the interim.

   INVESTMENT                    -  The Fund may use derivative instruments (particularly long futures contracts, related options and long equity swap contracts)
                                    in place of investing directly in securities.  This will include using equity derivatives to "equitize" cash balances held by the
                                    Fund.  The Fund may also use long derivatives for investment in conjunction with short hedging transactions to adjust the weights of the Fund's underlying equity portfolio to a level the Manager believes is the optimal exposure to individual markets, sectors and equities.


  RISK MANAGEMENT -              -  The Fund may use equity futures, related options and equity
  SYNTHETIC SALES AND PURCHASES     swap contracts to adjust the weight of the Fund to a level the manager believes is the optimal exposure to individual markets, sectors and equities.  Sometimes, such transactions are used as a precursor to actual sales and purchases.  For example, if the Fund held a large proportion of stocks of a particular market and the
                                    Manager believed that stocks of another market would outperform such stocks, the Fund might use a short futures contract on an
                                    appropriate index (to synthetically "sell" a portion of the Fund's portfolio) in combination with a long futures contract on another index (to synthetically "buy" exposure

      (15) The Fund may use such hedging to remove or reduce general market exposure (e.g., an index or broad basket of securities) relative to specific exposure existing in the Fund (the specific stocks of that market actually owned by the Fund). The Fund may also seek to remove specific exposure (e.g., a single stock, small basket or more focused index of securities expected to do poorly in an otherwise promising market) relative to general or broad market exposure that exists in the Fund.

                                                 to that index).  Long and short equity swap contracts and contracts for differences may also be used for these purposes.  Equity derivatives
                                                 (and corresponding currency forwards) used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased.

LIMITATIONS ON THE USE OF DERIVATIVES         -  There is no limit on the use of derivatives for hedging purposes.
                                              -  When long futures contracts and long equity swaps are used for investment, the Fund will maintain an amount of cash or liquid securities equal to the face value of all such long derivative positions.  However, for purposes of this restriction, if an existing long equity exposure is reduced or eliminated by a short derivative position, the combination of the long and short position will be considered as cash available to cover a new long derivative exposure.
                                              -  The net long equity exposure of the Fund, including direct investment in securities and long derivative positions, will not exceed 100% of the
                                                 Fund's net assets.
                                              -  Except when such instruments are used for bona fide hedging, no more than 5% of the Fund's net assets will be committed to initial margin on futures contracts and time premiums on related options.
                                              -  Counterparties used for OTC derivatives must have a long-term debt rating of A or higher when the derivative is entered into. Occasionally, short-term derivatives will be entered into with counterparties that have only high short-term debt ratings.

INTERNATIONAL EQUITY FUNDS

GMO INTERNATIONAL CORE FUND

ANY NUMERICAL OR PERCENTAGE LIMITATION SET FORTH IN THIS DOCUMENT WILL BE APPLIED ONLY AT THE TIME OF INITIAL INVESTMENT IN A SECURITY OR OTHER INVESTMENT. THE FUND DOES NOT UNDERTAKE TO ADJUST ITS PORTFOLIO IN THE CASE WHERE MARKET MOVEMENTS, CASH FLOWS OR OTHER FACTORS CAUSE ANY OF SUCH LIMITATIONS TO BE EXCEEDED. EXCEPT AS OTHERWISE INDICATED, NUMERICAL AND PERCENTAGE LIMITATIONS ARE EXPRESSED AS A PERCENTAGE OF THE FUND'S TOTAL ASSETS.


PERMITTED INVESTMENTS

EQUITY SECURITIES:                               -  The Fund will have greater than 65% of its total assets
   common stocks                                    invested in or exposed to(16) Equity Securities and Other Equity
   convertible bonds                                Securities.
   preferred stocks
   warrants or rights                            -  The Fund invests primarily in equity securities chosen from among the 3500 companies in developed markets that are listed in
OTHER EQUITY SECURITIES:                            the MSCI Perspective Publication, which includes issuers in the
   depository receipts: ADRs, GDRs, EDRs            MSCI EAFE Index, smaller companies and Canadian companies.
   foreign issues traded in the U.S. and
     abroad
   investment companies (open & closed-end)
   illiquid securities
   144A securities
   restricted securities
   equity futures and related options
   exchange-traded and OTC options on
     securities and indexes
     (including writing covered options)
   equity swap contracts
   contracts for differences
   repurchase agreements

FIXED INCOME SECURITIES:
   long and medium-term corporate and
       government bonds
   non-convertible preferred stock

FOREIGN CURRENCY TRANSACTIONS                    -  Fund may invest in spot currency transactions, forward foreign currency contracts, currency swap contracts, options on currencies, currency futures and related options.

CASH AND MONEY MARKET INSTRUMENTS
   Any short-term assets will be invested in     -  The Fund will not normally have greater than 5% of its net
   cash or high quality money market                assets exposed to cash and money market instruments.  This
   instruments including securities issued by the   limitation does not include cash and money market instruments in
   U.S. government and agencies thereof,            margin accounts or otherwise covering exposure achieved through
   bankers' acceptances, commercial paper,          derivative instruments ("equitized cash").
   bank certificates of deposit, time deposits
   and repurchase agreements


PROHIBITED INVESTMENTS AND PRACTICES
   PURCHASING SECURITIES ON MARGIN               -  Except for short-term credits necessary for clearance of transactions.

   BORROWING MONEY                               -  Except that the Fund may temporarily borrow up to 20% of its net assets from banks for the payment of redemptions or settlement of securities transactions, but not as a leveraged investment strategy.

   UNDERWRITING SECURITIES                       -  Except to the extent that the Fund is deemed an underwriter for securities

      (16) The words "exposed to" as used in these guidelines mean that, for purposes of the relevant requirement or restriction, the total of the fund's exposure to the relevant market or security through direct investments and through derivative instruments will be considered.

                                                    law purposes in connection with disposition of
                                                    portfolio investments.

   MAKING LOANS                                  -  Except that purchasing of debt obligations, repurchase
                                                    agreements and engaging in securities lending will not be
                                                    considered making loans for this purpose.  The Fund may loan securities valued at up to 25% of its total assets.

   PLEDGING, HYPOTHECATING OR MORTGAGING         -  Except that collateral arrangements with respect to swap
   FUND ASSETS                                      agreements, the writing of options, stock index, interest rate, currency or other futures contracts, options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets.  The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively, is also not deemed to be a pledge or encumbrance.

   EMERGING MARKET ISSUERS
   SELLING UNCOVERED PUT OR CALL OPTIONS
   ON SECURITIES OR INDEXES
   INVESTING IN REAL ESTATE
   INVESTING IN NON-FINANCIAL COMMODITY
   CONTRACTS
   PARTICIPATING IN DIRECTED
   BROKERAGE ARRANGEMENTS
   MAKING INVESTMENTS FOR THE PURPOSE OF
   GAINING CONTROL OF A COMPANY'S MANAGEMENT
   MAKING SHORT SALES OF SECURITIES



RESTRICTIONS AND LIMITATIONS

   OPTIONS ON SECURITIES                            No more than 5% of the Fund's net assets will be invested in time premiums on options on particular securities (as opposed to options on indexes).
   OTHER INVESTMENT COMPANIES                    -  The Fund will not own more than 3% of the outstanding voting securities of any investment company.
                                                 -  No more than 5% of the Fund's net assets will be invested in any single investment company.
                                                 -  No more than 10% of the Fund's net assets will be invested in securities of investment companies in the aggregate.

   ILLIQUID SECURITIES                           -  No more than 15% of the Fund's net assets will be invested in illiquid securities.


   INVESTMENT IN INSURANCE COMPANIES             -  The Fund will not purchase more than 10% of the total
                                                    outstanding voting stock of any insurance company (including foreign insurance companies).

   INVESTMENT IN SECURITIES ISSUED BY            -  Equity: The Fund will not purchase more than 5% of any class of
   BROKERS, DEALERS, UNDERWRITERS AND               stock of a broker, dealer, underwriter or investment adviser.
   INVESTMENT ADVISERS
                                                 -  Debt: The Fund may not purchase more than 10% of any such company's total outstanding debt in the aggregate.

                                                 -  Investment Limits: No more than 5% of the Fund's total assets will be invested in the securities of a single broker, dealer, underwriter or investment adviser.  The net payment obligation of swap contracts where one of these types of companies is the counterparty also counts for purposes of this restriction.

                                                    This policy does not apply to companies that derived less than 15% of revenues from "securities-related businesses" during the most recent fiscal year.
DIVERSIFICATION/CONCENTRATION

   DIVERSIFICATION                               -  Except for U.S. government securities, cash, and money market instruments, the Fund will not invest in any one security to an extent greater than 5 percentage points over that security's weighting in the Fund's benchmark.
                                                 -  The Fund will not purchase more than 10% of the outstanding securities of any issuer.


   CONCENTRATION                                 -  The Fund will not invest more than 25% of its total assets in securities of issuers in any one industry.

DERIVATIVE INSTRUMENTS (OTHER THAN FOREIGN CURRENCY TRANSACTIONS)

   TYPES OF DERIVATIVES                          -  Options, futures contracts and related options on securities indexes.
                                                 -  Long equity swap contracts: where the Fund pays a fixed rate plus the negative performance, if any, and receives the positive performance, if any, of an index or basket of securities.
                                                 -  Short equity swap contracts: where the Fund receives a fixed rate plus the negative performance, if any, and pays the positive performance of an index or basket of securities.
                                                 -  Contracts for differences: equity swaps that contain both long and short equity components.

   USES OF DERIVATIVES

   HEDGING                                       -  Traditional Hedging: Short equity futures, related options and short equity swap contracts used to hedge against an equity risk already generally present in the Fund.(17)
                                                 -  Anticipatory Hedging:  If the Fund receives or anticipates significant cash purchase transactions, the Fund may hedge market risk (risk of not being invested in the market) by purchasing long futures contracts or entering into long equity swap contracts to obtain market exposure until such time as direct investments can be made efficiently.  Conversely, if the Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell futures contracts or enter into short equity swap contracts, to allow the
                                                    Fund to dispose of securities in a more orderly fashion without the
                                                    Fund being exposed to leveraged loss exposure in the interim.

   INVESTMENT                                    -  The Fund may use derivative instruments (particularly long futures contracts, related options and long equity swap contracts) in place of investing directly in securities.  This will include using equity derivatives to "equitize" cash balances held by the Fund.
                                                    Because a foreign equity derivative generally only provides the return of a foreign market in local currency terms, the Fund will often purchase a foreign currency forward in conjunction with using equity derivatives to give the effect of investing directly.  The
                                                    Fund may also use long derivatives for investment in conjunction with short hedging transactions to adjust the weights of the Fund's underlying equity portfolio to a level the Manager believes is the optimal exposure to individual countries and equities.  For example, if the Manager expects a positive return forecast for a select group of UK companies, but a negative return for the UK market as a whole, then this Fund may overweight the select group of equities and reduce exposure to the UK market by selling UK equity futures or enter into a swap contract that is long a specific basket of securities and short the UK market generally.


   RISK MANAGEMENT -                             -  The Fund may use equity futures, related options and equity
   SYNTHETIC SALES AND PURCHASES                    swap contracts to adjust the weight of the Fund to a level the manager believes is the optimal exposure to individual countries and equities.  Sometimes, such transactions are used as a precursor to actual sales and purchases.  For example, if the Fund held a large proportion of stocks of a particular market and the Manager believed that stocks of another market would outperform such stocks, the Fund might use a short futures contract on an appropriate index (to synthetically  "sell" a portion of the Fund's portfolio) in combination with a long futures contract on another index (to synthetically "buy" exposure to that index).  Long and short equity swap contracts and contracts for differences may also be used for these purposes.  Often, a foreign currency forward will be used in


      (17) The Fund may use such hedging to remove or reduce general market exposure (e.g., an index or broad basket of securities) relative to specific exposure existing in the Fund (the specific stocks of that market actually owned by the Fund). The Fund may also seek to remove specific exposure (e.g., a single stock, small basket or more focused index of securities expected to do poorly in an otherwise promising market) relative to general or broad market exposure that exists in the Fund.

                                                    conjunction with the long derivative position to create the effect of investing directly.  Equity derivatives (and corresponding currency forwards) used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased.


   LIMITATIONS ON THE USE OF DERIVATIVES         -  There is no limit on the use of derivatives for hedging purposes.
                                                 -  When long futures contracts and long equity swaps are used for investment, the Fund will maintain an amount of cash or liquid securities equal to the face value of all such long derivative positions.  However, for purposes of this restriction, if an existing long equity exposure is reduced or eliminated by a short derivative position, the combination of the long and short position will be considered as cash available to cover a new long derivative exposure.
                                                 -  The net long equity exposure of the Fund, including direct investment in securities and long derivative positions, will not exceed 100% of the Fund's net assets.
                                                 -  Except when such instruments are used for bona fide hedging, no more than 5% of the Fund's net assets will be committed to initial margin on futures contracts and time premiums on related options.
                                                 -  Counterparties used for OTC derivatives must have a long-term debt rating of A or higher when the derivative is entered into.
                                                    Occasionally, short-term derivatives will be entered into with counterparties that have only high short-term debt ratings.

FOREIGN CURRENCY TRANSACTIONS

   TYPES OF FOREIGN CURRENCY TRANSACTIONS        -  Buying and selling spot currencies.
                                                 -  Forward foreign currency contracts.
                                                 -  Currency futures contracts and related options.
                                                 -  Options on currencies.
                                                 -  Currency swap contracts.
   USES OF FOREIGN CURRENCY
   TRANSACTIONS
   HEDGING                                       -  Traditional Hedging: The Fund may effect foreign currency transactions - generally short forward or futures contracts -- to hedge the risk of foreign currencies represented by its securities investments back into the U.S. dollar.  The Fund is not required to hedge any of the currency risk obtained by investing in securities denominated in foreign currencies.
                                                 -  Anticipatory Hedging: When the Fund enters into a contract for the purchase or anticipates the need to purchase a security denominated in a foreign currency, it may "lock in" the U.S. dollar price of the security by buying the foreign currency or through currency forwards or futures.

                                                 -  Proxy Hedging: The Fund may hedge the exposure of a given foreign currency by using an instrument relating to a different currency, which the Manager believes is highly correlated to the currency being hedged.


   INVESTMENT                                    -  The Fund may enter into currency forwards or futures contracts in conjunction with entering into a futures contract on a foreign index in order to create synthetic foreign currency denominated securities.

   RISK MANAGEMENT                               -  Subject to the limitations described below, the Fund may use foreign currency transactions for risk management, which will permit the Fund to have foreign currency exposure that is significantly different than the currency exposure represented by its portfolio investments.  This may include long exposure to particular currencies beyond the amount of the Fund's investment in securities denominated in that currency.

   LIMITATIONS OF FOREIGN CURRENCY TRANSACTIONS  -  The Fund will typically hedge less than 30% of the foreign currency exposure represented by its investments in foreign-currency denominated securities.
                                                 -  The Fund's aggregate net foreign currency exposure, assuming full offset of long and short positions, will not exceed 100% of the
                                                    Fund's net assets denominated in foreign currencies, though the currency exposure of the Fund may differ substantially from the currencies in which the Fund's securities are denominated.
                                                 -  The Fund will not be net short in any foreign currency, except that, when the Fund is attempting to hedge all or nearly all of its exposure to a particular currency, changes in the market value of foreign equities may cause the Fund to be temporarily net short in the currency.  Such temporary net short positions will not exceed 1%
                                                    of the Fund's assets.

GMO CURRENCY HEDGED INTERNATIONAL CORE FUND

ANY NUMERICAL OR PERCENTAGE LIMITATION SET FORTH IN THIS DOCUMENT WILL BE APPLIED ONLY AT THE TIME OF INITIAL INVESTMENT IN A SECURITY OR OTHER INVESTMENT. THE FUND DOES NOT UNDERTAKE TO ADJUST ITS PORTFOLIO IN THE CASE WHERE MARKET MOVEMENTS, CASH FLOWS OR OTHER FACTORS CAUSE ANY OF SUCH LIMITATIONS TO BE EXCEEDED. EXCEPT AS OTHERWISE INDICATED, NUMERICAL AND PERCENTAGE LIMITATIONS ARE EXPRESSED AS A PERCENTAGE OF THE FUND'S TOTAL ASSETS.


PERMITTED INVESTMENTS

EQUITY SECURITIES:                                -    The Fund will have more than 65% of its total assets invested
   common stocks                                       in or exposed to(18) Equity Securities and Other Equity Securities.
   convertible bonds                              -    The Fund invests primarily in equity securities chosen from
   preferred stocks                                    among the 3500 companies in developed markets that are listed in
   warrants or rights                                  the MSCI Perspective Publication, which includes issuers in the
                                                       MSCI EAFE Index, smaller companies and Canadian companies.
OTHER EQUITY SECURITIES:
   depository receipts: ADRs, GDRs, EDRs
   foreign issues traded in the U.S. and abroad
   investment companies (open & closed end)
   illiquid securities
   144A securities
   restricted securities
   equity futures and related options
   exchange-traded and OTC options
   equity swap contracts
   contracts for differences
   repurchase agreements
 FIXED INCOME SECURITIES:
   long and medium-term corporate
     and government bonds
   non-convertible preferred stock
FOREIGN CURRENCY TRANSACTIONS                     -  Fund may invest in spot currency transactions, forward foreign currency contracts, currency swap contracts, options on currencies, currency futures and related options.


CASH AND MONEY MARKET INSTRUMENTS                 -  The Fund will not normally have greater than 5% of its net
   Any short-term assets will be invested in         assets exposed to cash and money market instruments.  This
   cash or high quality money market                 limitation does not include cash and money market instruments in
   instruments including securities issued by        margin accounts or otherwise covering exposure achieved through
   the U.S. government and agencies thereof,         derivative instruments ("equitized cash").
   bankers' acceptances, commercial paper,
   bank certificates of deposit and repurchase
   agreements


PROHIBITED INVESTMENTS AND PRACTICES

   The Fund will not engage in the following practices except as indicated:

   PURCHASING SECURITIES ON MARGIN               -  Except for short-term credits necessary for clearance of transactions.

   BORROWING MONEY                               -  Except that the Fund may temporarily borrow up to 20% of its net assets from banks for the payment of redemptions or settlement of securities transactions, but not as a leveraged investment strategy.

   UNDERWRITING SECURITIES                       -  Except to the extent that the Fund is deemed an underwriter for securities law purposes in connection with disposition of portfolio investments.


      (18) The words "exposed to" as used in these guidelines mean that, for purposes of the relevant requirement or restriction, the total of the fund's exposure to the relevant market or security through direct investments and through derivative instruments will be considered.

   MAKING LOANS                                       -  Except that purchasing of debt obligations, repurchase agreements and engaging in securities lending will not be considered making loans for this purpose.  The Fund may loan securities valued at up to 25% of its total assets.

   PLEDGING, HYPOTHECATING OR MORTGAGING FUND         -  Except that collateral arrangements with respect to swap
   ASSETS                                                agreements, the writing of options, stock index, interest rate, currency or other futures contracts, options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets.  The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively, is also not deemed to be a pledge or encumbrance.

   SELLING UNCOVERED PUT OR CALL OPTIONS ON SECURITIES OR INDEXES
   INVESTING IN REAL ESTATE
   INVESTING IN NON-FINANCIAL COMMODITY CONTRACTS
   PARTICIPATING IN DIRECTED BROKERAGE ARRANGEMENTS
   MAKING INVESTMENTS FOR THE PURPOSE OF GAINING CONTROL OF A COMPANY'S MANAGEMENT
   MAKING SHORT SALES OF SECURITIES
   EMERGING MARKET ISSUERS



RESTRICTIONS AND LIMITATIONS
   OPTIONS ON SECURITIES                         -  No more than 5% of the Fund's net assets will be invested in time premiums on options on particular securities (as opposed to options on indexes).

   OTHER INVESTMENT COMPANIES                    -  The Fund will not own more than 3% of the outstanding voting securities of any investment company.
                                                 -  No more than 5% of the Fund's net assets will be invested in any single investment company.
                                                 -  No more than 10% of the Fund's net assets will be invested in securities of investment companies in the aggregate.

   ILLIQUID SECURITIES                           -  No more than 15% of the Funds net assets will be invested in illiquid securities.

   INVESTMENT IN INSURANCE COMPANIES             -  The Fund will not purchase more than 10% of the total
                                                    outstanding voting stock of any insurance company (including foreign insurance companies).

   INVESTMENT IN SECURITIES ISSUED BY            -  Equity: The Fund will not purchase more than 5% of any class of
   BROKERS, DEALERS, UNDERWRITERS AND               stock of a broker, dealer, underwriter or investment adviser.
   INVESTMENT ADVISERS
                                                 -  Debt: The Fund may not purchase more than 10% of any such company's total outstanding debt in the aggregate.

                                                 -  Investment Limits: No more than 5% of the Fund's total assets will be invested in the securities of a single broker, dealer, underwriter or investment adviser.  The net payment obligation of swap contracts where one of these types of companies is the counterparty also counts for purposes of this restriction.

                                                    This policy does not apply to companies that derived less than 15% of revenues from "securities-related businesses" during the most recent fiscal year.


DIVERSIFICATION/CONCENTRATION
   DIVERSIFICATION                               -  Except for U.S. government securities, cash, and money market instruments, the Fund will not invest in any one security to an extent greater than 5 percentage points over that security's weighting in the Fund's benchmark.
                                                 -  The Fund will not purchase more than 10% of the outstanding securities of any issuer.


   CONCENTRATION                                 -  The Fund will not invest more than 25% of its total assets in securities of issuers in any one industry.


DERIVATIVE INSTRUMENTS (OTHER THAN FOREIGN CURRENCY TRANSACTIONS)

TYPES OF DERIVATIVES                              -  Options, futures contracts and related options on
                                                     securities indexes.
                                                  -  Long equity swap contracts: where the Fund pays a fixed rate plus the negative performance, if any, and receives the positive performance, if any, of an index or basket of
                                                     securities.
                                                  -  Short equity swap contracts: where the Fund receives a
                                                     fixed rate plus the negative performance, if any, and pays the positive performance of an index or basket of securities.
                                                  -  Contracts for differences: equity swaps that contain both a long and short equity component.

USES OF DERIVATIVES
HEDGING                                           -  Traditional Hedging: Short equity futures, related
                                                     options and short equity swap contracts used to hedge against an equity risk already generally present in the Fund.(19)

                                                  -  Anticipatory Hedging:  If the Fund receives or
                                                     anticipates significant cash purchase transactions, the Fund may hedge market risk (risk of not being invested in the
                                                     market) by purchasing long futures contracts or entering into long equity swap contracts to obtain market exposure until such time as direct investments can be made efficiently.
                                                     Conversely, if the Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell futures
                                                     contracts or enter into short equity swap contracts, to allow the Fund to dispose of securities in a more orderly fashion without the Fund being exposed to leveraged loss exposure in the interim.

      (19) The Fund may use such hedging to remove or reduce general market exposure (e.g., an index or broad basket of securities) relative to specific exposure existing in the Fund (the specific stocks of that market actually owned by the Fund). The Fund may also seek to remove specific exposure (e.g., a single stock, small basket or more focused index of securities expected to do poorly in an otherwise promising market) relative to general or broad market exposure that exists in the Fund.

INVESTMENT                                        -  The Fund may use derivative instruments (particularly
                                                     long futures contracts, related options and long equity swap contracts) in place of investing directly in securities.  This will include using equity derivatives to "equitize" cash
                                                     balances held by the Fund.  Because a foreign equity derivative generally only provides the return of a foreign market in local currency terms, the Fund will often purchase a foreign currency forward in conjunction with using equity derivatives to give the effect of investing directly.  The Fund may also use long derivatives for investment in conjunction with short hedging transactions to adjust the weights of the Fund's underlying equity portfolio to a level the Manager believes is the optimal exposure to individual countries and equities.  For example, if the Manager expects a positive return forecast for a select group of UK companies, but a negative return for the UK market as a whole, then this Fund may overweight the select group of equities and reduce exposure to the UK market by selling UK equity futures or enter into a swap contract that is long a specific basket of securities and short the UK market generally.

RISK MANAGEMENT -                                 -  The Fund may use equity futures, related options and
SYNTHETIC SALES AND PURCHASES                        equity swap contracts to adjust the weight of the Fund to a level the manager believes is the optimal exposure to
                                                     individual countries and equities.  Sometimes, such
                                                     transactions are used as a precursor to actual sales and
                                                     purchases.  For example, if the Fund held a large proportion of stocks of a particular market and the Manager believed that stocks of another market would outperform such stocks, the Fund might use a short futures contract on an appropriate index (to synthetically "sell" a portion of the Fund's portfolio) in combination with a long futures contract on another index (to synthetically "buy" exposure to that index).  Long and short equity swap contracts and contracts for differences may also be used for these purposes.  Often, a foreign currency forward will be used in conjunction with the long derivative position to create the effect of investing directly.  Equity derivatives
                                                     (and corresponding currency forwards) used to effect synthetic sales and purchases will generally be unwound as actual
                                                     portfolio securities are sold and purchased.

LIMITATIONS ON THE USE OF DERIVATIVES             -  There is no limit on the use of derivatives for hedging purposes.
                                                  -  When long futures contracts and long equity swaps are
                                                     used for investment, the Fund will maintain an amount of cash or liquid securities equal to the face value of all such long derivative positions.  However, for purposes of this
                                                     restriction, if an existing long equity exposure is reduced or eliminated by a short derivative position, the combination of the long and short position will be considered as cash
                                                     available to cover a new long derivative exposure.
                                                  -  The net long equity exposure of the Fund, including
                                                     direct investment in securities and long derivative positions, will not exceed 100% of the Fund's net assets.
                                                  -  Except when such instruments are used for bona fide
                                                     hedging, no more than 5% of the Fund's net assets will be
                                                     committed to initial margin on futures contracts and time
                                                     premiums on related options.
                                                     Counterparties used for OTC-derivatives must have a long-term debt rating of A or higher when the derivative is entered
                                                     into.  Occasionally, short-term derivatives will be entered into with counterparties that have only high short-term debt ratings.

FOREIGN CURRENCY TRANSACTIONS

   FOREIGN CURRENCY STRATEGY                      -  The essential currency strategy of the Fund is to
                                                     replicate the stock and currency selection of GMO International
                                                     Core Fund and to layer upon that a hedge (i.e. short positions)
                                                     with respect to each currency represented in the EAFE index, at the level that such currencies are represented in the index.
                                                     This means that, if the Fund is under-weighted relative to EAFE with respect to securities denominated in a particular
                                                     currency, the index currency hedging will result in a net short position with respect to that currency. Generally, such net short positions will be largely offset by net long positions in other highly correlated  currencies or an over-weight in
                                                     securities denominated in such correlated currencies.  As set forth under "Limitations on Foreign Currency Transactions"
                                                     below, the aggregate amount of "true" net short currency
                                                     positions (i.e., those not offset by positions in highly
                                                     correlated currencies) will not exceed 10% of the Fund's assets.

                                                  -  The Fund's currency hedging strategy will also mean that, despite the Fund's name, the Fund will not generally hedge all of the foreign currency exposure represented by the portfolio securities it owns.  In a case where the Fund is over-weighted relative to EAFE with respect to securities denominated in a particular currency - or if GMO's international core currency strategy is utilizing an active exposure to a particular
                                                     currency beyond that represented by securities denominated in that currency - the Fund's index currency hedge will not
                                                     completely eliminate exposure to the currency.  Because of its name, the Fund is required to hedge at least 65% of the
                                                     currency exposure represented by portfolio securities it owns.

   TYPES OF FOREIGN CURRENCY TRANSACTIONS         -  Buying and selling spot currencies.
                                                  -  Forward foreign currency contracts.
                                                  -  Currency futures contracts and related options.
                                                  -  Options on currencies.
                                                  -  Currency swap contracts.

USES OF FOREIGN CURRENCY TRANSACTIONS

   HEDGING                                        -  Traditional Hedging: The Fund may effect foreign currency transactions - generally short forward or futures contracts -
                                                     to hedge the risk of foreign currencies represented by its securities investments back into the U.S. dollar.  The Fund is not required to hedge any of the currency risk obtained by investing in securities denominated in foreign currencies.
                                                  -  Anticipatory Hedging: When the Fund enters into a
                                                     contract for the purchase or anticipates the need to purchase a security denominated in a foreign currency, it may "lock in"
                                                     the U.S. dollar price of the security by buying the foreign currency or through currency forwards or futures.
                                                  -  Proxy Hedging: The Fund may hedge the exposure of a given foreign currency by using an instrument relating to a different currency, which the Manager believes is highly correlated to the currency being hedged.

   INVESTMENT                                     -  The Fund may enter into currency forwards or futures
                                                     contracts in conjunction with entering into a futures contract on a foreign index in order to create synthetic foreign
                                                     currency denominated securities.

   RISK MANAGEMENT                                -  Subject to the limitations described below, the Fund may use foreign currency transactions for risk management, which will permit the Fund to have foreign currency exposure that is significantly different than the currency exposure represented by its portfolio investments.  This may include long exposure to particular currencies beyond the amount of the Fund's
                                                     investment in securities denominated in that currency.

   LIMITATIONS OF FOREIGN CURRENCY TRANSACTIONS   -  The Fund will maintain short currency positions with
                                                     respect to at least 65% of the foreign currency exposure
                                                     represented by the common stocks owned by the Fund.
                                                  -  The Fund's aggregate net foreign currency exposure,
                                                     assuming full offset of long and short positions, will not exceed 100% of the Fund's net assets denominated in foreign currencies, though the currency exposure of the Fund may
                                                     differ substantially from the currencies in which the Fund's securities are denominated.
                                                  -  The Fund will generally hedge currency based on benchmark weightings (rather than Fund investments), and thus will
                                                     sometimes have a net short position with respect to certain foreign currencies.  Such net short positions in the aggregate will not exceed 10% of the Fund's assets.

GMO FOREIGN FUND

ANY NUMERICAL OR PERCENTAGE LIMITATION SET FORTH IN THIS DOCUMENT WILL BE APPLIED ONLY AT THE TIME OF INITIAL INVESTMENT IN A SECURITY OR OTHER INVESTMENT. THE FUND DOES NOT UNDERTAKE TO ADJUST ITS PORTFOLIO IN THE CASE WHERE MARKET MOVEMENTS, CASH FLOWS OR OTHER FACTORS CAUSE ANY OF SUCH LIMITATIONS TO BE EXCEEDED. EXCEPT AS OTHERWISE INDICATED, NUMERICAL AND PERCENTAGE LIMITATIONS ARE EXPRESSED AS A PERCENTAGE OF THE FUND'S TOTAL ASSETS.


PERMITTED INVESTMENTS
EQUITY SECURITIES:                                -  At least 65% of total assets will be invested in common stocks
   common stocks (including dividend paying)         and securities convertible into common stocks, warrants and rights
   convertible bonds                                 of non-U.S. issuers.
   convertible preferred stocks
   warrants or rights

OTHER EQUITY SECURITIES:
   depository receipts: ADRs, GDRs, EDRs
   foreign issues traded in the U.S. and abroad investment companies (open & closed end) illiquid securities
   144A securities
   private placements and other restricted
       securities
   equity futures and related options
   exchange-traded and OTC-options on
       securities and indexes (including
       writing covered options)
   emerging market issuers
   repurchase agreements

   FIXED INCOME SECURITIES:                       -  Fund will not invest more than 10% of its assets invested in
   long and medium-term corporate and                Fixed Income Securities.
     government bonds
   preferred stock
   lower-rated bonds
                                                  -  For hedging purposes, the Fund may invest in spot currency
   FOREIGN CURRENCY TRANSACTIONS                     transactions, forward foreign currency contracts, options on currencies, currency futures and related options.


   CASH AND MONEY MARKET INSTRUMENTS              -  The Fund will not normally have greater than 5% of its net assets exposed to cash and money market instruments.  This limitation does not include cash and money market instruments in margin accounts or otherwise covering exposure achieved through derivative instruments ("equitized cash").


PROHIBITED INVESTMENTS AND PRACTICES

   The Fund will not engage in the following practices except as indicated:


   PURCHASING SECURITIES ON MARGIN               -  Except for short-term credits necessary for clearance of transactions.

   BORROWING MONEY                               -  Except that the Fund may temporarily borrow up to 20% of its net assets from banks for the payment of redemptions or settlement of securities transactions, but not as a leveraged investment strategy.

   UNDERWRITING SECURITIES                       -  Except to the extent that the Fund is deemed an underwriter for securities law purposes in connection with disposition of portfolio investments.
   MAKING LOANS                                  -  Except that purchasing debt obligations, repurchase agreements and engaging in securities lending will not be considered making loans for this purpose.  The Fund may loan securities valued at up to one-third of its total assets.

   PLEDGING, HYPOTHECATING OR MORTGAGING FUND    -  Except that collateral arrangements with respect to swap
   ASSETS                                           agreements, the writing of options, stock index, interest rate, currency or other futures contracts, options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets.  The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively, is also not deemed to be a pledge or encumbrance.

   SELLING UNCOVERED PUT OR CALL OPTIONS ON SECURITIES OR INDEXES
   INVESTING DIRECTLY IN REAL ESTATE
   INVESTING IN NON-FINANCIAL COMMODITY CONTRACTS
   PARTICIPATING IN DIRECTED BROKERAGE ARRANGEMENTS
   MAKING INVESTMENTS FOR THE PURPOSE OF GAINING CONTROL OF A COMPANY'S MANAGEMENT
   MAKING SHORT SALES OF SECURITIES




RESTRICTIONS AND LIMITATIONS

   OTHER INVESTMENT COMPANIES                -  The Fund will not own more than 3% of the outstanding voting securities of any investment company.
                                             -  No more than 5% of the Fund's net assets will be invested in any single investment company.
                                             -  No more than 10% of the Fund's net assets will be invested in securities of investment companies in the aggregate.


   ILLIQUID SECURITIES                       -  No more than 10% of the Fund's net assets will be invested in illiquid securities.

   EMERGING MARKET ISSUERS                   -  The Fund will not invest more than 20% of its assets in securities of issuers in newly industrialized countries of the type invested in by the Emerging Markets Fund.

   LOWER-RATED SECURITIES                    -  The Fund will not invest more than 5% of its assets in lower-rated securities (junk bonds).

   INVESTMENT IN INSURANCE COMPANIES         -  The Fund will not purchase more than 10% of the total outstanding voting stock of any insurance company (including foreign insurance companies).

   INVESTMENT IN SECURITIES ISSUED BY        -  Equity: The Fund will not purchase more than 5% of any class of
   BROKERS, DEALERS, UNDERWRITERS AND           stock of a broker, dealer, underwriter or investment adviser.
   INVESTMENT ADVISERS
                                             -  Debt: The Fund may not purchase more than 10% of any such company's total outstanding debt in the aggregate.

                                             -  Investment Limits: No more than 5% of the Fund's total assets will be invested in the securities of a single broker, dealer, underwriter or investment adviser.

                                                This policy does not apply to companies that derived less than 15% of revenues from "securities-related businesses" during the most recent fiscal year.




DIVERSIFICATION/CONCENTRATION

   DIVERSIFICATION                           -  Except for U.S. government securities, cash, and money market instruments, the Fund will not invest in any one security to an extent greater than 5 percentage points over that security's weighting in the
                                                Fund's benchmark.
                                             -  The Fund will be invested in the securities of at least 125 issuers.

   CONCENTRATION                             -  At least 65% of the Fund's total assets will be invested in securities principally traded in the securities markets of at least three countries other than the United States.

                                             -  The Fund will not invest more than 25% of its total assets in securities of issuers in any one industry.

GMO INTERNATIONAL SMALL COMPANIES FUND

ANY NUMERICAL OR PERCENTAGE LIMITATION SET FORTH IN THIS DOCUMENT WILL BE APPLIED ONLY AT THE TIME OF INITIAL INVESTMENT IN A SECURITY OR OTHER INVESTMENT. THE FUND DOES NOT UNDERTAKE TO ADJUST ITS PORTFOLIO IN THE CASE WHERE MARKET MOVEMENTS, CASH FLOWS OR OTHER FACTORS CAUSE ANY OF SUCH LIMITATIONS TO BE EXCEEDED. EXCEPT AS OTHERWISE INDICATED, NUMERICAL AND PERCENTAGE LIMITATIONS ARE EXPRESSED AS A PERCENTAGE OF THE FUND'S TOTAL ASSETS.

PERMITTED INVESTMENTS
                                                  -  At least 65% of the Fund's assets will be invested in or
EQUITY SECURITIES:                                   exposed to(20) common stocks of small capitalization foreign
   common stocks                                     companies.
   convertible securities
   preferred stocks
   warrants or rights

OTHER EQUITY SECURITIES:
   depository receipts: ADRs, GDRs, EDRs
   foreign issues traded in the U.S. and abroad investment companies (open & closed-end) illiquid securities
   144A securities
   restricted securities
   equity futures and related options
   exchange-traded and OTC options on
       securities and indexes (including
       writing covered options)
   equity swap contracts
   contracts for differences
   repurchase agreements
FIXED INCOME SECURITIES:
   long and medium-term corporate
   and government bonds
   non-convertible preferred stock


FOREIGN CURRENCY TRANSACTIONS                     -  Fund may invest in spot currency transactions, forward
                                                     foreign currency contracts, currency swap contracts, options on currencies, currency futures and related options.


CASH AND MONEY MARKET INSTRUMENTS                 -  The Fund will not normally have greater than 5% of its net
Any short-term assets will be invested in            assets exposed to cash and money market instruments.  This
cash   or high quality money market instruments      limitation does not include cash and money market instruments
including securities issued by the U.S.              in margin accounts or otherwise held against exposure achieved
government and agencies thereof, bankers'            through derivative instruments ("equitized cash").
acceptances, commercial paper, bank
certificates of deposit, time deposits and
repurchase agreements

PROHIBITED INVESTMENTS AND PRACTICES

   The Fund will not engage in the following practices except as indicated:

   PURCHASING SECURITIES ON MARGIN               -  Except for short-term credits necessary for clearance of transactions.

   BORROWING MONEY                               -  Except that the Fund may temporarily borrow up to 20% of its net assets from banks for the payment of redemptions or settlement of securities transactions, but not as a leveraged investment strategy.

--------------

      (20) The words "exposed to" as used in these guidelines mean that, for purposes of the relevant requirement or restriction, the total of the fund's exposure to the relevant market or security through direct investments and through derivative instruments will be considered.

   UNDERWRITING SECURITIES                       -  Except to the extent that the Fund is deemed an underwriter for securities law purposes in connection with disposition of
                                                    portfolio investments.

   MAKING LOANS                                  -  Except that purchasing debt obligations, repurchase agreements and engaging in securities lending will not be considered making loans for this purpose.  The Fund may loan securities valued at up to one-third of its total assets.

   PLEDGING, HYPOTHECATING OR MORTGAGING         -  Except that collateral arrangements with respect to swap
   FUND ASSETS                                      agreements, the writing of options, stock index, interest rate, currency or other futures contracts, options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets.  The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively, is also not deemed to be a pledge or encumbrance.

   EMERGING MARKET ISSUERS
   SELLING UNCOVERED PUT OR CALL OPTIONS
   ON SECURITIES OR INDEXES
   INVESTING IN REAL ESTATE
   INVESTING IN NON-FINANCIAL COMMODITY
   CONTRACTS PARTICIPATING IN DIRECTED
   BROKERAGE ARRANGEMENTS MAKING
   INVESTMENTS FOR THE PURPOSE OF GAINING
   CONTROL OF A COMPANY'S MANAGEMENT
   MAKING SHORT SALES OF SECURITIES


RESTRICTIONS AND LIMITATIONS
   OPTIONS ON SECURITIES                         -  No more than 5% of the Fund's net assets will be invested in time premiums on options on particular securities (as opposed to options on indexes)

   OTHER INVESTMENT COMPANIES                    -  The Fund will not own more than 3% of the outstanding voting securities of any investment company.
                                                 -  No more than 5% of the Fund's net assets will be invested in any single investment company.
                                                 -  No more than 10% of the Fund's net assets will be invested in securities of investment companies in the aggregate.

   ILLIQUID SECURITIES                           -  No more than 15% of the Fund's net assets will be invested in illiquid securities.

   INVESTMENT IN INSURANCE COMPANIES             -  The Fund will not purchase more than 10% of the total
                                                    outstanding voting stock of any insurance company (including foreign insurance companies).
   INVESTMENT IN SECURITIES ISSUED BY
   BROKERS, DEALERS, UNDERWRITERS AND            -  Equity: The Fund will not purchase more than 5% of any class of
   INVESTMENT ADVISERS                              stock of a broker, dealer, underwriter or investment adviser.

                                                 -  Debt: The Fund may not purchase more than 10% of any such company's total outstanding debt in the aggregate.

                                                 -  Investment Limits: No more than 5% of the Fund's total assets will be invested in the securities of a single broker, dealer, underwriter or investment adviser.  The net payment obligation of swap contracts where one of these types of companies is the counterparty also counts for purposes of this restriction.

                                                    This policy does not apply to companies that derived less than 15% of revenues from "securities-related businesses" during the most recent fiscal year.


DIVERSIFICATION/CONCENTRATION
   DIVERSIFICATION                               -  Except for U.S. government securities, cash, and money market instruments, the Fund will not invest in any one security to an extent greater than 5 percentage points over that security's weighting in the
                                                    Fund's benchmark.
                                                 -  The Fund will not purchase more than 10% of the outstanding securities of any issuer.

   CONCENTRATION                                 -  The Fund will not invest more than 25% of its total assets in securities of issuers in any one industry.


DERIVATIVE INSTRUMENTS (OTHER THAN FOREIGN CURRENCY TRANSACTIONS)

   TYPES OF DERIVATIVES                          -  Options, futures contracts and related options on securities indexes.
                                                 -  Long equity swap contracts: where the Fund pays a fixed rate plus the negative performance, if any, and receives the positive performance, if any, of an index or basket of securities.
                                                 -  Short equity swap contracts: where the Fund receives a fixed rate plus the negative performance, if any, and pays the positive performance of an index or basket of securities.
                                                 -  Contracts for differences: equity swaps that contain both a long and short equity component.

   USES OF DERIVATIVES

   HEDGING                                       -  Traditional Hedging: Short equity futures, related options and short equity swap contracts used to hedge against an equity risk already generally present in the Fund.(21)
                                                 -  Anticipatory Hedging:  If the Fund receives or anticipates significant cash purchase transactions, the Fund may hedge market risk (risk of not being invested in the market) by purchasing long futures contracts or entering into long equity swap contracts to obtain market exposure until such time as direct investments can be made efficiently.  Conversely, if the Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell futures contracts or enter into short equity swap contracts, to allow the
                                                    Fund to dispose of securities in a more orderly fashion without the
                                                    Fund being exposed to leveraged loss exposure in the interim.

   INVESTMENT                                    -  The Fund may use derivative instruments (particularly long futures contracts, related options and long equity swap contracts) in place of investing directly in securities.  This will include using equity derivatives to "equitize" cash balances held by the Fund.
                                                    Because a foreign equity derivative generally only provides the return of a foreign market in local currency terms, the Fund will often purchase a foreign currency forward in conjunction with using equity derivatives to give the effect of investing directly.  The
                                                    Fund may also use long derivatives for investment in conjunction with short hedging transactions to adjust the weights of the Fund's underlying equity portfolio to a level the Manager believes is the optimal exposure to individual countries and equities.  For example, if the Manager expects a positive return forecast for a select group of UK companies, but a negative return for the UK market as a whole, then this Fund may overweight the select group of equities and reduce exposure to the UK market by selling UK equity futures or enter a swap contract that is long a specific basket of securities and short the UK market generally.


   RISK MANAGEMENT -                             -  The Fund may use equity futures, related options and equity
   SYNTHETIC SALES AND PURCHASES                    swap contracts to adjust the weight of the Fund to a level the manager believes is the optimal exposure to individual countries and equities.  Sometimes, such transactions are used as a precursor to actual sales and purchases.  For example, if the Fund held a large proportion of stocks of a particular market and the Manager believed that stocks of another market would outperform such stocks, the Fund might use a short futures contract on an appropriate index (to synthetically  "sell" a portion of the Fund's portfolio) in combination with a long futures contract on another index (to synthetically "buy" exposure to that index).  Long and short equity swap contracts and contracts for differences may also be used for these purposes.  Often, a foreign currency forward will be used in

--------------

      (21) The Fund may use such hedging to remove or reduce general market exposure (e.g., an index or broad basket of securities) relative to specific exposure existing in the Fund (the specific stocks of that market actually owned by the Fund). The Fund may also seek to remove specific exposure (e.g., a single stock, small basket or more focused index of securities expected to do poorly in an otherwise promising market) relative to general or broad market exposure that exists in the Fund.

                                                    conjunction with the long derivative position to create the effect of investing directly.  Equity derivatives (and corresponding currency forwards) used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased.


   LIMITATIONS ON THE USE OF DERIVATIVES         -  There is no limit on the use of derivatives for hedging purposes.
                                                 -  When long futures contracts and long equity swaps are used for investment, the Fund will maintain an amount of cash or liquid securities equal to the face value of all such long derivative positions.  However, for purposes of this restriction, if an existing long equity exposure is reduced or eliminated by a short derivative position, the combination of the long and short position will be considered as cash available to cover a new long derivative exposure.
                                                 -  The net long equity exposure of the Fund, including direct investment in securities and long derivative positions,  will not exceed 100% of the Fund's net assets.
                                                 -  Except when such instruments are used for bona fide hedging, no more than 5% of the Fund's net assets will be committed to initial margin on futures contracts and time premiums on related options.
                                                 -  Counterparties used for OTC derivatives must have a long-term debt rating of A or higher when the derivative is entered into.
                                                    Occasionally, short-term derivatives will be entered into with counterparties that have only high short-term debt ratings.



FOREIGN CURRENCY TRANSACTIONS

   TYPES OF FOREIGN CURRENCY TRANSACTIONS        -  Buying and selling spot currencies.
                                                 -  Forward foreign currency contracts.
                                                 -  Currency futures contracts and related options.
                                                 -  Options on currencies.
                                                 -  Currency swap contracts.

   USES OF FOREIGN CURRENCY
   TRANSACTIONS

   HEDGING                                       -  Traditional Hedging: The Fund may effect foreign currency transactions - generally short forward or futures contracts -  to hedge the risk of foreign currencies represented by its securities investments back into the U.S. dollar.  The Fund is not required to hedge any of the currency risk obtained by investing in securities denominated in foreign currencies.
                                                 -  Anticipatory Hedging: When the Fund enters into a contract for the purchase or anticipates the need to purchase a security denominated in a foreign currency, it may "lock in" the U.S. dollar price of the security by buying the foreign currency or through currency forwards or futures.
                                                 -  Proxy Hedging: The Fund may hedge the exposure of a given foreign currency by using an instrument relating to a different currency, which the Manager believes is highly correlated to the currency being hedged.

   INVESTMENT                                    -  The Fund may enter into currency forwards or futures contracts in conjunction with entering into a futures contract on a foreign index in order to create synthetic foreign currency denominated securities.

   RISK MANAGEMENT                               -  Subject to the limitations described below, the Fund may use foreign currency transactions for risk management, which will permit the Fund to have foreign currency exposure that is significantly different than the currency exposure represented by its portfolio investments.  This may include long exposure to particular currencies beyond the amount of the Fund's investment in securities denominated in that currency.

   LIMITATIONS OF FOREIGN CURRENCY               -  The Fund's aggregate net foreign currency exposure, assuming
   TRANSACTIONS                                     full offset of long and short positions, will not exceed 100% of the
                                                    Fund's net assets denominated in foreign currencies, though the currency exposure of the Fund may differ substantially from the currencies in which the Fund's securities are denominated.
                                                 -  The Fund will not be net short in any foreign currency, except that, when the Fund is attempting to hedge all or nearly all of its exposure to a particular currency, changes in the market value of foreign equities may cause the Fund to be temporarily net short in the currency.  Such temporary net short positions will not exceed 1%
                                                    of the Fund's assets.

GMO JAPAN FUND


ANY NUMERICAL OR PERCENTAGE LIMITATION SET FORTH IN THIS DOCUMENT WILL BE APPLIED ONLY AT THE TIME OF INITIAL INVESTMENT IN A SECURITY OR OTHER INVESTMENT. THE FUND DOES NOT UNDERTAKE TO ADJUST ITS PORTFOLIO IN THE CASE WHERE MARKET MOVEMENTS, CASH FLOWS OR OTHER FACTORS CAUSE ANY OF SUCH LIMITATIONS TO BE EXCEEDED. EXCEPT AS OTHERWISE INDICATED, NUMERICAL AND PERCENTAGE LIMITATIONS ARE EXPRESSED AS A PERCENTAGE OF THE FUND'S TOTAL ASSETS.

PERMITTED INVESTMENTS

EQUITY SECURITIES:                              -  At least 90% of the net
 common stocks                                     assets of the Fund will be
 convertible securities                            invested in or exposed to(22)
 preferred stock                                   Japanese Securities.(23)
 warrants or rights


OTHER EQUITY SECURITIES:
   depository receipts: ADRs, GDRs, EDRs
   foreign issues traded in the U.S. and
      abroad
   investment companies (open & closed-end) illiquid securities
   144A securities
   restricted securities
   equity futures and related options
   exchange-traded and OTC options on
       securities and indexes (including
       writing covered options)
   equity swap contracts
   contracts for differences
   repurchase agreements

FIXED INCOME SECURITIES:
   long and medium-term corporate and
      government bonds
   non-convertible preferred stock
   short-term Japanese government debt
     securities (or other short term prime
     obligations)


FOREIGN CURRENCY TRANSACTIONS                   -  Fund may invest in spot
                                                   currency transactions,
                                                   forward foreign currency
                                                   contracts, currency swap
                                                   contracts, options on
                                                   currencies, currency futures
                                                   and related options.


CASH AND MONEY MARKET INSTRUMENTS               -  The Fund will not normally
  Any short-term assets will be invested in        have greater than 5% of its
  cash or high quality money market                net assets exposed to cash
  instruments including securities issued          and money market instruments.
  by the U.S. government and agencies              This limitation does not
  thereof, bankers' acceptances,                   include cash and money market
  commercial paper, bank certificates of           instruments in margin
  deposit and repurchase agreements                accounts or otherwise
                                                   covering exposure achieved
                                                   through derivative
                                                   instruments ("equitized
                                                   cash").


--------------

      (22) The words "exposed to" as used in these guidelines mean that, for purposes of the relevant requirement or restriction, the total of the fund's exposure to the relevant market or security through direct investments and through derivative instruments will be considered.

      (23) Japanese Securities are securities issued by entities that are organized under the laws of Japan and that either have 50% or more of their assets in Japan or derive 50% or more of their revenues from Japan ("Japanese Companies").

PROHIBITED INVESTMENTS AND PRACTICES
   The Fund will not engage in the following practices except as indicated:

   PURCHASING SECURITIES ON MARGIN              -  Except for short-term
                                                   credits necessary for
                                                   clearance of transactions.

   BORROWING MONEY                              -  Except that the Fund may
                                                   temporarily borrow up to 10%
                                                   of its net assets from banks
                                                   for the payment of
                                                   redemptions or settlement of
                                                   securities transactions, but
                                                   not as a leveraged investment
                                                   strategy.

   UNDERWRITING SECURITIES                      -  Except to the extent that
                                                   the Fund is deemed an
                                                   underwriter for securities
                                                   law purposes in connection
                                                   with disposition of portfolio
                                                   investments.


   MAKING LOANS                                 -  Except that purchasing debt
                                                   obligations, repurchase
                                                   agreements and engaging in
                                                   securities lending will not
                                                   be considered making loans
                                                   for this purpose. The Fund
                                                   may loan securities valued at
                                                   up to 25% of its total
                                                   assets.

   PLEDGING, HYPOTHECATING OR                   -  Except that collateral
   MORTGAGING FUND ASSETS                          arrangements with respect to
                                                   swap agreements, the writing
                                                   of options, stock index,
                                                   interest rate, currency or
                                                   other futures contracts,
                                                   options on futures contracts
                                                   and collateral arrangements
                                                   with respect to initial and
                                                   variation margin are not
                                                   deemed to be a pledge or
                                                   other encumbrance of assets.
                                                   The deposit of securities or
                                                   cash or cash equivalents in
                                                   escrow in connection with the
                                                   writing of covered call or
                                                   put options, respectively, is
                                                   also not deemed to be a
                                                   pledge or encumbrance.


   SELLING UNCOVERED PUT OR CALL OPTIONS ON SECURITIES OR INDEXES
   INVESTING IN REAL ESTATE
   INVESTING IN NON-FINANCIAL COMMODITY CONTRACTS
   PARTICIPATING IN DIRECTED BROKERAGE ARRANGEMENTS
   MAKING INVESTMENTS FOR THE PURPOSE OF GAINING CONTROL OF A COMPANY'S
     MANAGEMENT
   MAKING SHORT SALES OF SECURITIES

RESTRICTIONS AND LIMITATIONS


   OPTIONS ON SECURITIES                        -  No more than 5% of the
                                                   Fund's net assets will be
                                                   invested in time premiums on
                                                   options on particular
                                                   securities (as opposed to
                                                   options on indexes).


   OTHER INVESTMENT COMPANIES                   -  The Fund will not own more
                                                   than 3% of the outstanding
                                                   voting securities of any
                                                   investment company.

                                                 -  No more than 5% of the
                                                   Fund's net assets will be
                                                   invested in any single
                                                   investment company.

                                                 - No more than 10% of the
                                                   Fund's net assets will be
                                                   invested in securities of
                                                   investment companies in the
                                                   aggregate.



   ILLIQUID SECURITIES                          -  No more than 15% of the
                                                   Fund's net assets will be
                                                   invested in illiquid
                                                   securities.


   INVESTMENT IN INSURANCE COMPANIES            -  The Fund will not purchase
                                                   more than 10% of the total
                                                   outstanding voting stock of
                                                   any insurance company
                                                   (including foreign insurance
                                                   companies).

   INVESTMENT IN SECURITIES ISSUED BY
   BROKERS, DEALERS, UNDERWRITERS AND           -  Equity: The Fund will not
   INVESTMENT ADVISERS                             purchase more than 5% of any
                                                   class of stock of a broker,
                                                   dealer, underwriter or
                                                   investment adviser.


                                                -  Debt: The Fund may not
                                                   purchase more than 10% of any
                                                   such company's total
                                                   outstanding debt in the
                                                   aggregate.

                                                -  Investment Limits: No more
                                                   than 5% of the Fund's net
                                                   assets will be invested in
                                                   the securities of a single
                                                   broker, dealer, underwriter
                                                   or investment adviser. The
                                                   net payment obligation of
                                                   swap contracts where one of
                                                   these types of companies is
                                                   the counterparty also counts
                                                   for purposes of this
                                                   restriction.

                                                   This policy does not apply to
                                                   companies that derived less
                                                   than 15% of revenues from
                                                   "securities-related
                                                   businesses" during the most
                                                   recent fiscal year.

DIVERSIFICATION/CONCENTRATION

   DIVERSIFICATION                              -  Except for U.S. government
                                                   securities, cash, and money
                                                   market instruments, the Fund
                                                   will not invest in any one
                                                   security to an extent greater
                                                   than 5 percentage points over
                                                   that security's weighting in
                                                   the Fund's benchmark.

                                                -  The Fund will not purchase
                                                   more than 10% of the
                                                   outstanding securities of any
                                                   issuer.


   CONCENTRATION                                -  The Fund will not invest
                                                   more than 25% of its total
                                                   assets in securities of
                                                   issuers in any one industry.


DERIVATIVE INSTRUMENTS (OTHER THAN FOREIGN CURRENCY TRANSACTIONS)

   TYPES OF DERIVATIVES                         -  Options, futures contracts
                                                   and related options on
                                                   securities indexes.

                                                -  Long equity swap contracts:
                                                   where the Fund pays a fixed
                                                   rate plus the negative
                                                   performance, if any, and
                                                   receives the positive
                                                   performance, if any, of an
                                                   index or basket of
                                                   securities.

                                                -  Short equity swap
                                                   contracts: where the Fund
                                                   receives a fixed rate plus
                                                   the negative performance, if
                                                   any, and pays the positive
                                                   performance of an index or
                                                   basket of securities.

                                                -  Contracts for differences:
                                                   equity swaps that contain
                                                   both a long and short equity
                                                   component.

   USES OF DERIVATIVES

   HEDGING                                      -  Traditional Hedging: Short
                                                   equity futures, related
                                                   options and short equity swap
                                                   contracts used to hedge
                                                   against an equity risk
                                                   already generally present in
                                                   the Fund.(24)

                                                -  Anticipatory Hedging: If
                                                   the Fund receives or
                                                   anticipates significant cash
                                                   purchase transactions, the
                                                   Fund may hedge market risk
                                                   (risk of not being invested
                                                   in the market) by purchasing
                                                   long futures contracts or
                                                   entering into long equity
                                                   swap contracts to obtain
                                                   market exposure until such
                                                   time as direct investments
                                                   can be made efficiently.
                                                   Conversely, if the Fund
                                                   receives or anticipates a
                                                   significant demand for cash
                                                   redemptions, the Fund may
                                                   sell futures contracts or
                                                   enter into short equity swap
                                                   contracts, to allow the Fund
                                                   to dispose of securities in a
                                                   more orderly fashion without
                                                   the Fund being exposed to
                                                   leveraged loss exposure in
                                                   the interim.


   INVESTMENT                                   -  The Fund may use derivative
                                                   instruments (particularly
                                                   long futures contracts,
                                                   related options and long
                                                   equity swap contracts) in
                                                   place of investing directly
                                                   in securities. This will
                                                   include using equity
                                                   derivatives to "equitize"
                                                   cash balances held by the
                                                   Fund. Because a foreign
                                                   equity derivative generally
                                                   only provides the return of a
                                                   foreign market in local
                                                   currency terms, the Fund will
                                                   often purchase a foreign
                                                   currency forward in
                                                   conjunction with using equity
                                                   derivatives to give the
                                                   effect of investing directly.


   RISK MANAGEMENT -                            -  The Fund may use equity
   SYNTHETIC SALES AND PURCHASES                   futures, related options and
                                                   equity swap contracts to
                                                   adjust the weight of the Fund
                                                   to a level the manager
                                                   believes is the optimal
                                                   exposure to individual
                                                   equities or groups of
                                                   equities. Sometimes, such
                                                   transactions are used as a
                                                   precursor to actual sales and
                                                   purchases. For example, if
                                                   the Fund held a large
                                                   proportion of stocks of a
                                                   particular type and the
                                                   Manager believed that stocks
                                                   of another type would
                                                   outperform such stocks, the
                                                   Fund might use a short
                                                   futures contract on an
                                                   appropriate index (to
                                                   synthetically "sell" a
                                                   portion of the Fund's
                                                   portfolio) in combination
                                                   with a long futures contract
                                                   on another index (to
                                                   synthetically "buy" exposure
                                                   to that index). Long and
                                                   short equity swap contracts
                                                   and contracts for differences
                                                   may also be used for these
                                                   purposes. Often, a foreign
                                                   currency forward will be used
                                                   in conjunction with the long
                                                   derivative position to create
                                                   the effect of investing
                                                   directly. Equity derivatives
                                                   (and corresponding currency
                                                   forwards) used to effect
                                                   synthetic sales and purchases
                                                   will generally be unwound as
                                                   actual portfolio securities
                                                   are sold and purchased.

   LIMITATIONS ON THE USE OF DERIVATIVES        -  There is no limit on the
                                                   use of derivatives for
                                                   hedging purposes.





                                                -  When long futures contracts
                                                   and long equity swaps are
                                                   used for investment, the Fund
                                                   will maintain an amount of
                                                   cash or liquid securities
                                                   equal to the face value of
                                                   all such long derivative
                                                   positions. However, for
                                                   purposes of this restriction,
                                                   if an existing long equity
                                                   exposure is reduced or
                                                   eliminated by a short
                                                   derivative position, the
                                                   combination of the long and
                                                   short position will be
                                                   considered as cash available
                                                   to cover a new long
                                                   derivative exposure.



                                                -  The net long equity
                                                   exposure of the Fund,
                                                   including direct investment
                                                   in securities and long
                                                   derivative positions, will
                                                   not exceed 100% of the Fund's
                                                   net assets.



                                                -  Except when such
                                                   instruments are used for bona
                                                   fide hedging, no more than 5%
                                                   of the Fund's net assets will
                                                   be committed to initial
                                                   margin on futures contracts
                                                   and time premiums on related
                                                   options.

                                                -  Counterparties used for OTC
                                                   derivatives must have a
                                                   long-term debt rating of A or
                                                   higher when the derivative is
                                                   entered into. Occasionally,
                                                   short-term derivatives will
                                                   be entered into with
                                                   counterparties that have only
                                                   high short-term debt ratings.

------------------

(24) The Fund may use such hedging to remove or reduce general market exposure (e.g., an index or broad basket of securities) relative to specific exposure existing in the Fund (the specific stocks of that market actually owned by the Fund). The Fund may also seek to remove specific exposure (e.g., a single stock, small basket or more focused index of securities expected to do poorly in an otherwise promising market) relative to general or broad market exposure that exists in the Fund.

FOREIGN CURRENCY TRANSACTIONS

   TYPES OF FOREIGN CURRENCY
   TRANSACTIONS                                 -  Buying and selling spot
                                                   currencies.

                                                -  Forward foreign currency
                                                   contracts.

                                                -  Currency futures contracts
                                                   and related options.

                                                -  Options on currencies.

                                                -  Currency swap contracts.


   USES OF FOREIGN CURRENCY
   TRANSACTIONS

   HEDGING                                      -  Traditional Hedging: The
                                                   Fund may effect foreign
                                                   currency transactions -
                                                   generally short forward or
                                                   futures contracts - to hedge
                                                   the risk of foreign
                                                   currencies represented by its
                                                   securities investments back
                                                   into the U.S. dollar. The
                                                   Fund is not required to hedge
                                                   any of the currency risk
                                                   obtained by investing in
                                                   securities denominated in
                                                   foreign currencies.

                                                -  Anticipatory Hedging: When
                                                   the Fund enters into a
                                                   contract for the purchase or
                                                   anticipates the need to
                                                   purchase a security
                                                   denominated in a foreign
                                                   currency, it may "lock in"
                                                   the U.S. dollar price of the
                                                   security by buying the
                                                   foreign currency or through
                                                   currency forwards or futures.

                                                -  Proxy Hedging: The Fund may
                                                   hedge the exposure of a given
                                                   foreign currency by using an
                                                   instrument relating to a
                                                   different currency, which the
                                                   Manager believes is highly
                                                   correlated to the currency
                                                   being hedged.


   INVESTMENT                                   -  The Fund may enter into
                                                   currency forwards or futures
                                                   contracts in conjunction with
                                                   entering into a futures
                                                   contract on a foreign index
                                                   in order to create synthetic
                                                   foreign currency denominated
                                                   securities.


   RISK MANAGEMENT                              -  Subject to the limitations
                                                   described below, the Fund may
                                                   use foreign currency
                                                   transactions for risk
                                                   management, which will permit
                                                   the Fund to have foreign
                                                   currency exposure that is
                                                   significantly different than
                                                   the currency exposure
                                                   represented by its portfolio
                                                   investments. This may include
                                                   long exposure to particular
                                                   currencies beyond the amount
                                                   of the Fund's investment in
                                                   securities denominated in
                                                   that currency.


   LIMITATIONS OF FOREIGN CURRENCY              -  The Fund's aggregate net
   TRANSACTIONS                                    foreign currency exposure,
                                                   assuming full offset of long
                                                   and short positions, will not
                                                   exceed 100% of the Fund's net
                                                   assets denominated in foreign
                                                   currencies, though the
                                                   currency exposure of the Fund
                                                   may differ substantially from
                                                   the currencies in which the
                                                   Fund's securities are
                                                   denominated.




                                                -  The Fund will not be net
                                                   short in any foreign
                                                   currency, except that when
                                                   the Fund is attempting to
                                                   hedge all or nearly all of
                                                   its exposure to a particular
                                                   currency, changes in the
                                                   market value of foreign
                                                   equities may cause the Fund
                                                   to be temporarily net short
                                                   in the currency. Such
                                                   temporary net short positions
                                                   will not exceed 1% of the
                                                   Fund's assets.

GMO EMERGING MARKETS FUND

ANY NUMERICAL OR PERCENTAGE LIMITATION SET FORTH IN THIS DOCUMENT WILL BE APPLIED ONLY AT THE TIME OF INITIAL INVESTMENT IN A SECURITY OR OTHER INVESTMENT. THE FUND DOES NOT UNDERTAKE TO ADJUST ITS PORTFOLIO IN THE CASE WHERE MARKET MOVEMENTS, CASH FLOWS OR OTHER FACTORS CAUSE ANY OF SUCH LIMITATIONS TO BE EXCEEDED. EXCEPT AS OTHERWISE INDICATED, NUMERICAL AND PERCENTAGE LIMITATIONS ARE EXPRESSED AS A PERCENTAGE OF THE FUND'S TOTAL ASSETS.

   PERMITTED INVESTMENTS


EQUITY SECURITIES:
   securities listed on emerging market         -  The Fund will have greater
   stock exchanges and related depository          than 65% of its total assets
     receipts                                      invested in or exposed to(26)
   preferred stock                                 equity securities that are
   warrants or rights                              predominantly traded on
                                                   Emerging Market exchanges.
OTHER EQUITY SECURITIES:
   convertible securities                       -  The Fund may also invest
   depository receipts: ADRs, GDRs, EDRs,          through investment Funds,
   IDRs foreign issues traded in the U.S.          pooled accounts or other
   and abroad investment companies                 investment vehicles designed
   (open & closed-end)                             to permit investments in a
   unlisted securities                             portfolio of stocks listed in
   illiquid securities                             a particular developing
   144A securities                                 country or region subject to
   restricted securities                           obtaining any necessary local
   securities traded in unregulated                regulatory approvals,
     securities markets                            particularly in the case of
   indexed securities                              countries in which such an
   equity futures and related options              investment vehicle is the
   exchange-traded and OTC options on              exclusive or main vehicle for
       securities and indexes (including           foreign portfolio investment.
       writing covered options)
   equity swap contracts
   contracts for differences
   private investment funds, vehicles or
         structures
   debt-equity conversion funds (25)
   country funds
   initial public offerings
   private placements
   index swaps



FIXED INCOME SECURITIES

   bonds and money market instruments in        -  The Fund may also invest in
   Canada, the U.S, and other                      debt securities issued by
   industrialized nations and emerging             companies or governments in
   securities markets.                             developing countries or money
                                                   market securities of
                                                   high-grade issuers in
                                                   industrialized countries
                                                   denominated in various
                                                   currencies.


-----------------

(25) Debt-equity Conversion Funds may be established to exchange foreign bank debt of countries whose principal repayments are in arrears, into a portfolio of listed and unlisted equities, subject to certain repatriation restrictions.

(26) The words "exposed to" as used in these guidelines mean that, for purposes of the relevant requirement or restriction, the total of the Fund's exposure to the relevant market or security through direct investments and through derivative instruments will be considered.

CASH AND MONEY MARKET INSTRUMENTS


   Any short-term assets will be invested       -  The Fund will not normally
   in cash or high quality money market            have greater than 10% of its
   instruments including securities issued         net assets exposed to cash
   by the U.S. government and agencies             and money market instruments.
   thereof, bankers' acceptances,                  This limitation does not
   commercial paper, bank certificates of          include cash and money market
   deposit and repurchase agreements               instruments in margin
                                                   accounts or otherwise
                                                   covering exposure achieved
                                                   through derivative
                                                   instruments ("equitized
                                                   cash").


   FOREIGN CURRENCY TRANSACTIONS
                                                -  Fund may invest in spot
                                                   currency transactions,
                                                   forward foreign currency
                                                   contracts, currency swap
                                                   contracts, options on
                                                   currencies, currency futures
                                                   and related options.

PROHIBITED INVESTMENTS AND PRACTICES

   The Fund will not engage in the
   following practices except as indicated:

   PURCHASING SECURITIES ON MARGIN              -  Except for short-term
                                                   credits necessary for
                                                   clearance of transactions.

   BORROWING MONEY                              -  Except that the Fund may
                                                   temporarily borrow up to 20%
                                                   of its net assets from banks
                                                   for the payment of
                                                   redemptions or settlement of
                                                   securities transactions, but
                                                   not as a leveraged investment
                                                   strategy.

   UNDERWRITING SECURITIES                      -  Except to the extent that
                                                   the Fund is deemed an
                                                   underwriter for securities
                                                   law purposes in connection
                                                   with disposition of portfolio
                                                   investments.

   MAKING LOANS                                 -  Except that purchasing debt
                                                   obligations, repurchase
                                                   agreements and engaging in
                                                   securities lending will not
                                                   be considered making loans
                                                   for this purpose. The Fund
                                                   may loan securities valued at
                                                   up to one-third of its total
                                                   assets.

   PLEDGING, HYPOTHECATING OR
   MORTGAGING FUND ASSETS                       -  Except that collateral
                                                   arrangements with respect to
                                                   swap agreements, the writing
                                                   of options, stock index,
                                                   interest rate, currency or
                                                   other futures contracts,
                                                   options on futures contracts
                                                   and collateral arrangements
                                                   with respect to initial and
                                                   variation margin are not
                                                   deemed to be a pledge or
                                                   other encumbrance of assets.
                                                   The deposit of securities or
                                                   cash or cash equivalents in
                                                   escrow in connection with the
                                                   writing of covered call or
                                                   put options, respectively, is
                                                   also not deemed to be a
                                                   pledge or encumbrance.

   SELLING UNCOVERED PUT OR CALL OPTIONS ON SECURITIES OR INDEXES
   INVESTING IN REAL ESTATE
   INVESTING IN NON-FINANCIAL COMMODITY CONTRACTS
   PARTICIPATING IN DIRECTED BROKERAGE ARRANGEMENTS
   MAKING INVESTMENTS FOR THE PURPOSE OF GAINING CONTROL OF A COMPANY'S
     MANAGEMENT
   MAKING SHORT SALES OF SECURITIES

RESTRICTIONS AND LIMITATIONS

   OPTIONS ON SECURITIES                        -  No more than 5% of the
                                                   Fund's net assets will be
                                                   invested in time premiums on
                                                   options on particular
                                                   securities (as opposed to
                                                   options on indexes).

   OTHER INVESTMENT COMPANIES                   -  The Fund will not own more
                                                   than 3% of the outstanding
                                                   voting securities of any
                                                   investment company.

                                                -  No more than 5% of the
                                                   Fund's net assets will be
                                                   invested in any single
                                                   investment company.

                                                -  No more than 10% of the
                                                   Fund's net assets will be
                                                   invested in securities of
                                                   investment companies in the
                                                   aggregate.




   ILLIQUID SECURITIES                          -  No more than 15% of the
                                                   Fund's net assets will be
                                                   invested in illiquid
                                                   securities.

   INVESTMENT IN INSURANCE COMPANIES            -  The Fund will not purchase
                                                   more than 10% of the total
                                                   outstanding voting stock of
                                                   any insurance company
                                                   (including foreign insurance
                                                   companies).

   INVESTMENT IN SECURITIES ISSUED BY           -  Equity: The Fund will not
   BROKERS, DEALERS, UNDERWRITERS AND              purchase more than 5% of any
   INVESTMENT ADVISERS                             class of stock of a broker,
                                                   dealer, underwriter or
                                                   investment adviser.

                                                -  Debt: The Fund may not
                                                   purchase more than 10% of any
                                                   such company's total
                                                   outstanding debt in the
                                                   aggregate.

                                                -  Investment Limits: No more
                                                   than 5% of the Fund's total
                                                   assets will be invested in
                                                   the securities of a single
                                                   broker, dealer, underwriter
                                                   or investment adviser. The
                                                   net payment obligation of
                                                   swap contracts where one of
                                                   these types of companies is
                                                   the counterparty also counts
                                                   for purposes of this
                                                   restriction.


                                                This policy does not apply to
                                                companies that derived less
                                                than 15% of revenues from
                                                "securities-related
                                                businesses" during the most
                                                recent fiscal year.


   UNLISTED SECURITIES/UNREGULATED              -  No more than 25% of the
   SECURITIES MARKETS                              Fund's total assets will be
                                                   invested in shares of
                                                   companies that are traded in
                                                   unregulated over-the-counter
                                                   markets or other types of
                                                   unlisted securities markets.

CONCENTRATION

   CONCENTRATION                                -  The Fund will not invest
                                                   more than 25% of its total
                                                   assets in securities of
                                                   issuers in any one industry.

DERIVATIVE INSTRUMENTS (OTHER THAN FOREIGN CURRENCY TRANSACTIONS)

   TYPES OF DERIVATIVES                         -  Options, futures contracts
                                                   and related options on
                                                   securities indexes

                                                -  Long equity swap contracts:
                                                   where the Fund pays a fixed
                                                   rate plus the negative
                                                   performance, if any, and
                                                   receives the positive
                                                   performance, if any, of an
                                                   index or basket of
                                                   securities.

                                                -  Short equity swap
                                                   contracts: where the Fund
                                                   receives a fixed rate plus
                                                   the negative performance, if
                                                   any, and pays the positive
                                                   performance of an index or
                                                   basket of securities

                                                -  Contracts for differences:
                                                   equity swaps that contain
                                                   both a long and short equity
                                                   component.

   USES OF DERIVATIVES

   HEDGING                                      -  Traditional Hedging: Short
                                                   equity futures, related
                                                   options and short equity swap
                                                   contracts used to hedge
                                                   against an equity risk
                                                   already generally present in
                                                   the Fund.(27)

----------------------

(27) The Fund may use such hedging to remove or reduce general market exposure (e.g., an index or broad basket of securities) relative to specific exposure existing in the Fund (the specific stocks of that market actually owned by the Fund). The Fund may also seek to remove specific exposure (e.g., a single stock, small basket or more focused index of securities expected to do poorly in an otherwise promising market) relative to general or broad market exposure that exists in the Fund.

                                                -  Anticipatory Hedging: If
                                                   the Fund receives or
                                                   anticipates significant cash
                                                   purchase transactions, the
                                                   Fund may hedge market risk
                                                   (risk of not being invested
                                                   in the market) by purchasing
                                                   long futures contracts or
                                                   entering into long equity
                                                   swap contracts to obtain
                                                   market exposure until such
                                                   time as direct investments
                                                   can be made efficiently.
                                                   Conversely, if the Fund
                                                   receives or anticipates a
                                                   significant demand for cash
                                                   redemptions, the Fund may
                                                   sell futures contracts or
                                                   enter into short equity swap
                                                   contracts, to allow the Fund
                                                   to dispose of securities in a
                                                   more orderly fashion without
                                                   the Fund being exposed to
                                                   leveraged loss exposure in
                                                   the interim.


   INVESTMENT                                   -  The Fund may use derivative
                                                   instruments (particularly
                                                   long futures contracts,
                                                   related options and long
                                                   equity swap contracts) in
                                                   place of investing directly
                                                   in securities. This will
                                                   include using equity
                                                   derivatives to "equitize"
                                                   cash balances held by the
                                                   Fund. Because a foreign
                                                   equity derivative generally
                                                   only provides the return of a
                                                   foreign market in local
                                                   currency terms, the Fund will
                                                   often purchase a foreign
                                                   currency forward in
                                                   conjunction with using equity
                                                   derivatives to give the
                                                   effect of investing directly.
                                                   The Fund may also use long
                                                   derivatives for investment in
                                                   conjunction with short
                                                   hedging transactions to
                                                   adjust the weights of the
                                                   Fund's underlying equity
                                                   portfolio to a level the
                                                   Manager believes is the
                                                   optimal exposure to
                                                   individual countries and
                                                   equities. For example, if the
                                                   Manager expects a positive
                                                   return forecast for a select
                                                   group of companies in a
                                                   particular market, but a
                                                   negative return for that
                                                   market as a whole, then this
                                                   Fund may overweight the
                                                   select group of equities and
                                                   reduce exposure to the market
                                                   generally by selling equity
                                                   futures or enter into a swap
                                                   contract that is long a
                                                   specific basket of securities
                                                   and short the market
                                                   generally.


   RISK MANAGEMENT -                            -  The Fund may use equity
   SYNTHETIC SALES AND PURCHASES                   futures, related options and
                                                   equity swap contracts to
                                                   adjust the weight of the Fund
                                                   to a level the manager
                                                   believes is the optimal
                                                   exposure to individual
                                                   countries and equities.
                                                   Sometimes, such transactions
                                                   are used as a precursor to
                                                   actual sales and purchases.
                                                   For example, if the Fund held
                                                   a large proportion of stocks
                                                   of a particular market and
                                                   the Manager believed that
                                                   stocks of another market
                                                   would outperform such stocks,
                                                   the Fund might use a short
                                                   futures contract on an
                                                   appropriate index (to
                                                   synthetically "sell" a
                                                   portion of the Fund's
                                                   portfolio) in combination
                                                   with a long futures contract
                                                   on another index (to
                                                   synthetically "buy" exposure
                                                   to that index). Long and
                                                   short equity swap contracts
                                                   and contracts for differences
                                                   may also be used for these
                                                   purposes. Often, a foreign
                                                   currency forward will be used
                                                   in conjunction with the long
                                                   derivative position to create
                                                   the effect of investing
                                                   directly. Equity derivatives
                                                   (and corresponding currency
                                                   forwards) used to effect
                                                   synthetic sales and purchases
                                                   will generally be unwound as
                                                   actual portfolio securities
                                                   are sold and purchased.

   LIMITATIONS ON THE USE OF DERIVATIVES        -  There is no limit on the
                                                   use of derivatives for
                                                   hedging purposes.




                                                -  When long futures contracts
                                                   and long equity swaps are
                                                   used for investment, the Fund
                                                   will maintain an amount of
                                                   cash or liquid securities
                                                   equal to the face value of
                                                   all such long derivative
                                                   positions. However, for
                                                   purposes of this restriction,
                                                   if an existing long equity
                                                   exposure is reduced or
                                                   eliminated by a short
                                                   derivative position, the
                                                   combination of the long and
                                                   short position will be
                                                   considered as cash available
                                                   to cover a new long
                                                   derivative exposure.


                                                -  The net long equity
                                                   exposure of the Fund,
                                                   including direct investment
                                                   in securities and long
                                                   derivative positions, will
                                                   not exceed 100% of the Fund's
                                                   net assets.



                                                -  Except when such
                                                   instruments are used for bona
                                                   fide hedging, no more than 5%
                                                   of the Fund's net assets will
                                                   be committed to initial
                                                   margin on futures contracts
                                                   and time premiums on related
                                                   options.

                                                -  Counterparties used for OTC
                                                   derivatives must have a
                                                   long-term debt rating of A or
                                                   higher when the derivative is
                                                   entered into. Occasionally,
                                                   short-term derivatives will
                                                   be entered into with
                                                   counterparties that have only
                                                   high short-term debt ratings.


FOREIGN CURRENCY TRANSACTIONS

   TYPES OF FOREIGN CURRENCY TRANSACTIONS       -  Buying and selling spot
                                                   currencies.

                                                -  Forward foreign currency
                                                   contracts.

                                                -  Currency futures contracts
                                                   and related options.

                                                -  Options on currencies.

                                                -  Currency swap contracts.

   USES OF FOREIGN CURRENCY TRANSACTIONS



   HEDGING                                      -  Traditional Hedging: The
                                                   Fund may effect foreign
                                                   currency transactions -
                                                   generally short forward or
                                                   futures contracts - to hedge
                                                   the risk of foreign
                                                   currencies represented by its
                                                   securities investments back
                                                   into the U.S. dollar. The
                                                   Fund is not required to hedge
                                                   any of the currency risk
                                                   obtained by investing in
                                                   securities denominated in
                                                   foreign currencies.

                                                -  Anticipatory Hedging: When
                                                   the Fund enters into a
                                                   contract for the purchase or
                                                   anticipates the need to
                                                   purchase a security
                                                   denominated in a foreign
                                                   currency, it may "lock in"
                                                   the U.S. dollar price of the
                                                   security by buying the
                                                   foreign currency or through
                                                   currency forwards or futures.

                                                -  Proxy Hedging: The Fund may
                                                   hedge the exposure of a given
                                                   foreign currency by using an
                                                   instrument relating to a
                                                   different currency which the
                                                   Manager believes is highly
                                                   correlated to the currency
                                                   being hedged.

   INVESTMENT                                   -  The Fund may enter into
                                                   currency forwards or futures
                                                   contracts in conjunction with
                                                   entering into a futures
                                                   contract on a foreign index
                                                   in order to create synthetic
                                                   foreign currency denominated
                                                   securities.


   RISK MANAGEMENT                              -  Subject to the limitations
                                                   described below, the Fund may
                                                   use foreign currency
                                                   transactions for risk
                                                   management, which will permit
                                                   the Fund to have foreign
                                                   currency exposure that is
                                                   significantly different than
                                                   the currency exposure
                                                   represented by its portfolio
                                                   investments. This may include
                                                   long exposure to particular
                                                   currencies beyond the amount
                                                   of the Fund's investment in
                                                   securities denominated in
                                                   that currency.


   LIMITATIONS OF FOREIGN CURRENCY              -  The Fund's aggregate net
   TRANSACTIONS                                    foreign currency exposure,
                                                   assuming full offset of long
                                                   and short positions, will not
                                                   exceed 100% of the Fund's net
                                                   assets denominated in foreign
                                                   currencies, though the
                                                   currency exposure of the Fund
                                                   may differ substantially from
                                                   the currencies in which the
                                                   Fund's securities are
                                                   denominated.



                                                -  The Fund will not be net
                                                   short in any foreign
                                                   currency, except that, when
                                                   the Fund is attempting to
                                                   hedge all or nearly all of
                                                   its exposure to a particular
                                                   currency, changes in the
                                                   market value of foreign
                                                   equities may cause the Fund
                                                   to be temporarily net short
                                                   in the currency. Such
                                                   temporary net short positions
                                                   will not exceed 1% of the
                                                   Fund's assets

GMO EVOLVING COUNTRIES FUND

ANY NUMERICAL OR PERCENTAGE LIMITATION SET FORTH IN THIS DOCUMENT WILL BE APPLIED ONLY AT THE TIME OF INITIAL INVESTMENT IN A SECURITY OR OTHER INVESTMENT. THE FUND DOES NOT UNDERTAKE TO ADJUST ITS PORTFOLIO IN THE CASE WHERE MARKET MOVEMENTS, CASH FLOWS OR OTHER FACTORS CAUSE ANY OF SUCH LIMITATIONS TO BE EXCEEDED. EXCEPT AS OTHERWISE INDICATED, NUMERICAL AND PERCENTAGE LIMITATIONS ARE EXPRESSED AS A PERCENTAGE OF THE FUND'S TOTAL ASSETS.

   PERMITTED INVESTMENTS



EQUITY SECURITIES:
   securities listed on evolving country stock  -  The Fund will have greater
     exchanges and related depository              than 65% of its total assets
     receipts                                      invested in or exposed to(29)
   preferred stocks                                equity securities that are
   warrants or rights                              predominantly traded on
                                                   Evolving Country exchanges.

OTHER EQUITY SECURITIES:
   convertible securities
   depository receipts: ADRs, GDRs, EDRs, IDRs
   foreign issues traded in the U.S. and abroad
   investment companies (open & closed-end)
   unlisted securities
   illiquid securities
   144A securities
   restricted securities                        -  The Fund may also invest
   securities traded in unregulated securities     through investments funds,
       markets                                     pooled accounts or other
   indexed securities                              investment vehicles designed
   equity futures and related options              to permit investments in a
   exchange-traded and OTC options on securities   portfolio of stocks listed in
       and indexes (including writing covered      a particular developing
       options)                                    country or region subject to
   equity swap contracts                           obtaining any necessary local
   contracts for differences                       regulatory approvals,
   private investment funds, vehicles or           particularly in the case of
     structures                                    countries in which such an
   debt-equity conversion funds(28)                investment vehicle is the
   country funds                                   exclusive or main vehicle for
   repurchase agreements                           foreign portfolio investment.
   initial public offerings
   private placements
   index swaps



FIXED INCOME SECURITIES


   Bonds and money market instruments in        -  The Fund may also invest in
   Canada, the U.S., and other industrialized      debt securities issued by
   nations and emerging securities markets.        companies or governments in
                                                   developing countries or money
                                                   market securities of
                                                   high-grade issuers in
                                                   industrialized countries
                                                   denominated in various
                                                   currencies.


-----------------------------

(28) Debt-equity Conversion Funds may be established to exchange foreign bank debt of countries whose principal repayments are in arrears, into a portfolio of listed and unlisted equities, subject to certain repatriation restrictions.

(29) The words "exposed to" as used in these guidelines mean that, for purposes of the relevant requirement or restriction, the total of the fund's exposure to the relevant market or security through direct investments and through derivative instruments will be considered.

CASH AND MONEY MARKET INSTRUMENTS
   Any short-term assets will be invested in    -  The Fund will not normally
   cash or high quality money market               have greater than 10% of its
   instruments including securities issued         net assets exposed to cash
   by the U.S. government and agencies             and money market instruments.
   thereof, bankers' acceptances,                  This limitation does not
   commercial paper, bank certificates of          include cash and money market
   deposit and repurchase agreements               instruments in margin
                                                   accounts or otherwise
                                                   covering exposure achieved
                                                   through derivative
                                                   instruments ("equitized
                                                   cash").



   FOREIGN CURRENCY TRANSACTIONS                -  Fund may invest in spot
                                                   currency transactions,
                                                   forward foreign currency
                                                   contracts, currency swap
                                                   contracts, options on
                                                   currencies, currency futures
                                                   and related options.

PROHIBITED INVESTMENTS AND PRACTICES

   The Fund will not engage in the following practices except as indicated:

   PURCHASING SECURITIES ON MARGIN              -  Except for short-term credits
                                                   necessary for clearance of
                                                   transactions.


   BORROWING MONEY                              -  Except that the Fund may
                                                   temporarily borrow up to 20%
                                                   of its net assets from banks
                                                   for the payment of
                                                   redemptions or settlement of
                                                   securities transactions, but
                                                   not as a leveraged investment
                                                   strategy.


   UNDERWRITING SECURITIES                      -  Except to the extent that
                                                   the Fund is deemed an
                                                   underwriter for securities
                                                   law purposes in connection
                                                   with disposition of portfolio
                                                   investments.

   MAKING LOANS                                 -  Except that purchasing debt
                                                   obligations, repurchase
                                                   agreements and engaging in
                                                   securities lending will not
                                                   be considered making loans
                                                   for this purpose. The Fund
                                                   may loan securities valued at
                                                   up to one-third of its total
                                                   assets.

   PLEDGING, HYPOTHECATING OR                   -  Except that collateral
   MORTGAGING FUND ASSETS                          arrangements with respect to
                                                   swap agreements, the writing
                                                   of options, stock index,
                                                   interest rate, currency or
                                                   other futures contracts,
                                                   options on futures contracts
                                                   and collateral arrangements
                                                   with respect to initial and
                                                   variation margin are not
                                                   deemed to be a pledge or
                                                   other encumbrance of assets.
                                                   The deposit of securities or
                                                   cash or cash equivalents in
                                                   escrow in connection with the
                                                   writing of covered call or
                                                   put options, respectively, is
                                                   also not deemed to be a
                                                   pledge or encumbrance.


   SELLING UNCOVERED PUT OR CALL OPTIONS ON SECURITIES OR INDEXES
   INVESTING IN REAL ESTATE
   INVESTING IN NON-FINANCIAL COMMODITY CONTRACTS
   PARTICIPATING IN DIRECTED BROKERAGE ARRANGEMENTS
   MAKING INVESTMENTS FOR THE PURPOSE OF GAINING CONTROL OF A COMPANY'S
     MANAGEMENT
   MAKING SHORT SALES OF SECURITIES

RESTRICTIONS AND LIMITATIONS


   OPTIONS ON SECURITIES                        -  No more than 5% of the Fund's
                                                   net assets will be invested
                                                   in time premiums on options
                                                   on particular securities (as
                                                   opposed to options on
                                                   indexes).

   OTHER INVESTMENT COMPANIES                   -  The Fund will not own more
                                                   than 3% of the outstanding
                                                   voting securities of any
                                                   investment company.

                                                -  No more than 5% of the
                                                   Fund's net assets will be
                                                   invested in any single
                                                   investment company.

                                                -  No more than 10% of the
                                                   Fund's net assets will be
                                                   invested in securities of
                                                   investment companies in the
                                                   aggregate.




   ILLIQUID SECURITIES                          -  No more than 15% of the
                                                   Fund's net assets will be
                                                   invested in illiquid
                                                   securities.


   INVESTMENT IN INSURANCE COMPANIES            -  The Fund will not purchase
                                                   more than 10% of the total
                                                   outstanding voting stock of
                                                   any insurance company
                                                   (including foreign insurance
                                                   companies).


   INVESTMENT IN SECURITIES ISSUED BY           -  Equity: The Fund will not
   BROKERS, DEALERS, UNDERWRITERS AND              purchase more than 5% of any
   INVESTMENT ADVISERS                             class of stock of a broker,
                                                   dealer, underwriter or
                                                   investment adviser.

                                                -  Debt: The Fund may not
                                                   purchase more than 10% of any
                                                   such company's total
                                                   outstanding debt in the
                                                   aggregate.

                                                -  Investment Limits: No more
                                                   than 5% of the Fund's total
                                                   assets will be invested in
                                                   the securities of a single
                                                   broker, dealer, underwriter
                                                   or investment adviser. The
                                                   net payment obligation of
                                                   swap contracts where one of
                                                   these types of companies is
                                                   the counterparty also counts
                                                   for purposes of this
                                                   restriction.


                                                This policy does not apply to
                                                companies that derived less
                                                than 15% of revenues from
                                                "securities-related
                                                businesses" during the most
                                                recent fiscal year.



   UNLISTED SECURITIES/UNREGULATED              -  No more than 25% of the
   SECURITIES MARKETS                              Fund's total assets will be
                                                   invested in shares of
                                                   companies that are traded in
                                                   unregulated over-the-counter
                                                   markets or other types of
                                                   unlisted securities markets.



CONCENTRATION


   CONCENTRATION                                -  The Fund will not invest
                                                   more than 25% of its total
                                                   assets in securities of
                                                   issuers in any one industry.

DERIVATIVE INSTRUMENTS (OTHER THAN FOREIGN CURRENCY TRANSACTIONS)

   TYPES OF DERIVATIVES                         -  Options, futures contracts
                                                   and related options on
                                                   securities indexes.

                                                -  Long equity swap contracts:
                                                   where the Fund pays a fixed
                                                   rate plus the negative
                                                   performance, if any, and
                                                   receives the positive
                                                   performance, if any, of an
                                                   index or basket of
                                                   securities.

                                                -  Short equity swap
                                                   contracts: where the Fund
                                                   receives a fixed rate plus
                                                   the negative performance, if
                                                   any, and pays the positive
                                                   performance of an index or
                                                   basket of securities.

                                                -  Contracts for differences:
                                                   equity swaps that contain
                                                   both a long and short equity
                                                   component.

   USES OF DERIVATIVES

   HEDGING                                      -  Traditional Hedging: Short
                                                   equity futures, related
                                                   options and short equity swap
                                                   contracts used to hedge
                                                   against an equity risk
                                                   already generally present in
                                                   the Fund.(30)

                                                -  Anticipatory Hedging: If
                                                   the Fund receives or
                                                   anticipates significant cash
                                                   purchase transactions, the
                                                   Fund may hedge market risk
                                                   (risk of not being invested
                                                   in the market) by purchasing
                                                   long futures contracts or
                                                   entering into long equity
                                                   swap contracts to obtain
                                                   market exposure until such
                                                   time as direct investments
                                                   can be made efficiently.
                                                   Conversely, if the Fund
                                                   receives or anticipates a
                                                   significant demand for cash
                                                   redemptions, the Fund may
                                                   sell futures contracts or
                                                   enter into short equity swap
                                                   contracts, to allow the Fund
                                                   to dispose of securities in a
                                                   more orderly fashion without
                                                   the Fund being exposed to
                                                   leveraged loss exposure in
                                                   the interim.

   INVESTMENT                                   -  The Fund may use derivative
                                                   instruments (particularly
                                                   long futures contracts,
                                                   related options and long
                                                   equity swap contracts) in
                                                   place of investing directly
                                                   in securities. This will
                                                   include using equity
                                                   derivatives to "equitize"
                                                   cash balances held by the
                                                   Fund. Because a foreign
                                                   equity derivative generally
                                                   only provides the return of a
                                                   foreign market in local
                                                   currency terms, the Fund will
                                                   often purchase a foreign
                                                   currency forward in
                                                   conjunction with using equity
                                                   derivatives to give the
                                                   effect of investing directly.
                                                   The Fund may also use long
                                                   derivatives for investment in
                                                   conjunction with short
                                                   hedging transactions to
                                                   adjust the weights of the
                                                   Fund's underlying equity
                                                   portfolio to a level the
                                                   Manager believes is the
                                                   optimal exposure to
                                                   individual countries and
                                                   equities. For example, if the
                                                   Manager expects a positive
                                                   return forecast for a select
                                                   group of companies in a
                                                   particular market, but a
                                                   negative return for that
                                                   market as a whole, then this
                                                   Fund may overweight the
                                                   select group of equities and
                                                   reduce exposure to the market
                                                   generally by selling equity
                                                   futures or enter into a swap
                                                   contract that is long a
                                                   specific basket of securities
                                                   and short the market
                                                   generally.


   RISK MANAGEMENT -                            -  The Fund may use equity
   SYNTHETIC SALES AND PURCHASES                   futures, related options and
                                                   equity swap contracts to
                                                   adjust the weight of the Fund
                                                   to a level the manager
                                                   believes is the optimal
                                                   exposure to individual
                                                   countries and equities.
                                                   Sometimes, such transactions
                                                   are used as a precursor to
                                                   actual sales and purchases.
                                                   For example, if the Fund held
                                                   a large proportion of stocks
                                                   of a particular market and
                                                   the Manager believed that
                                                   stocks of another market
                                                   would outperform such stocks,
                                                   the Fund might use a short
                                                   futures contract on an
                                                   appropriate index (to
                                                   synthetically "sell" a
                                                   portion of the Fund's
                                                   portfolio) in combination
                                                   with a long futures contract
                                                   on another index (to
                                                   synthetically "buy" exposure
                                                   to that index). Long and
                                                   short equity swap contracts
                                                   and contracts for differences
                                                   may also be used for these
                                                   purposes. Often, a foreign
                                                   currency forward will be used
                                                   in conjunction with the long
                                                   derivative position to create
                                                   the effect of investing
                                                   directly. Equity derivatives
                                                   (and corresponding currency
                                                   forwards) used to effect
                                                   synthetic sales and purchases
                                                   will generally be unwound as
                                                   actual portfolio securities
                                                   are sold and purchased.


---------------------

(30) The Fund may use such hedging to remove or reduce general market exposure (e.g., an index or broad basket of securities) relative to specific exposure existing in the Fund (the specific stocks of that market actually owned by the Fund). The Fund may also seek to remove specific exposure (e.g., a single stock, small basket or more focused index of securities expected to do poorly in an otherwise promising market) relative to general or broad market exposure that exists in the Fund.

   LIMITATIONS ON THE USE OF DERIVATIVES        -  There is no limit on the
                                                   use of derivatives for
                                                   hedging purposes.


                                                -  When long futures contracts
                                                   and long equity swaps are
                                                   used for investment, the Fund
                                                   will maintain an amount of
                                                   cash or liquid securities
                                                   equal to the face value of
                                                   all such long derivative
                                                   positions. However, for
                                                   purposes of this restriction,
                                                   if an existing long equity
                                                   exposure is reduced or
                                                   eliminated by a short
                                                   derivative position, the
                                                   combination of the long and
                                                   short position will be
                                                   considered as cash available
                                                   to cover a new long
                                                   derivative exposure.


                                                -  The net long equity
                                                   exposure of the Fund,
                                                   including direct investment
                                                   in securities and long
                                                   derivative positions, will
                                                   not exceed 100% of the Fund's
                                                   net assets.




                                                -  Except when such
                                                   instruments are used for bona
                                                   fide hedging, no more than 5%
                                                   of the Fund's net assets will
                                                   be committed to initial
                                                   margin on futures contracts
                                                   and time premiums on related
                                                   options.

                                                -  Counterparties used for OTC
                                                   derivatives must have a
                                                   long-term debt rating of A or
                                                   higher when the derivative is
                                                   entered into. Occasionally,
                                                   short-term derivatives will
                                                   be entered into with
                                                   counterparties that have only
                                                   high short-term debt ratings.


FOREIGN CURRENCY TRANSACTIONS

   TYPES OF FOREIGN CURRENCY TRANSACTIONS       -  Buying and selling spot
                                                   currencies.

                                                -  Forward foreign currency
                                                   contracts.

                                                -  Currency futures contracts
                                                   and related options.

                                                -  Options on currencies.

                                                -  Currency swap contracts.


   USES OF FOREIGN CURRENCY TRANSACTIONS

   HEDGING                                      -  Traditional Hedging: The
                                                   Fund may effect foreign
                                                   currency transactions -
                                                   generally short forward or
                                                   futures contracts - to hedge
                                                   the risk of foreign
                                                   currencies represented by its
                                                   securities investments back
                                                   into the U.S. dollar. The
                                                   Fund is not required to hedge
                                                   any of the currency risk
                                                   obtained by investing in
                                                   securities denominated in
                                                   foreign currencies.

                                                -  Anticipatory Hedging: When
                                                   the Fund enters into a
                                                   contract for the purchase or
                                                   anticipates the need to
                                                   purchase a security
                                                   denominated in a foreign
                                                   currency, it may "lock in"
                                                   the U.S. dollar price of the
                                                   security by buying the
                                                   foreign currency or through
                                                   currency forwards or futures.

                                                -  Proxy Hedging: The Fund may
                                                   hedge the exposure of a given
                                                   foreign currency by using an
                                                   instrument relating to a
                                                   different currency, which the
                                                   Manager believes is highly
                                                   correlated to the currency
                                                   being hedged.


   INVESTMENT                                   -  The Fund may enter into
                                                   currency forwards or futures
                                                   contracts in conjunction with
                                                   entering into a futures
                                                   contract on a foreign index
                                                   in order to create synthetic
                                                   foreign currency denominated
                                                   securities.


   RISK MANAGEMENT                              -  Subject to the limitations
                                                   described below, the Fund may
                                                   use foreign currency
                                                   transactions for risk
                                                   management, which will permit
                                                   the Fund to have foreign
                                                   currency exposure that is
                                                   significantly different than
                                                   the currency exposure
                                                   represented by its portfolio
                                                   investments. This may include
                                                   long exposure to particular
                                                   currencies beyond the amount
                                                   of the Fund's investment in
                                                   securities denominated in
                                                   that currency.

   LIMITATIONS OF FOREIGN CURRENCY              -  The Fund's aggregate net
   TRANSACTIONS                                    foreign currency exposure,
                                                   assuming full offset of long
                                                   and short positions, will not
                                                   exceed 100% of the Fund's net
                                                   assets denominated in foreign
                                                   currencies, though the
                                                   currency exposure of the Fund
                                                   may differ substantially from
                                                   the currencies in which the
                                                   Fund's securities are
                                                   denominated.


                                                -  The Fund will not be net
                                                   short in any foreign
                                                   currency, except that, when
                                                   the Fund is attempting to
                                                   hedge all or nearly all of
                                                   its exposure to a particular
                                                   currency, changes in the
                                                   market value of foreign
                                                   equities may cause the Fund
                                                   to be temporarily net short
                                                   in the currency. Such
                                                   temporary net short positions
                                                   will not exceed 1% of the
                                                   Fund's assets.

GMO ASIA FUND

ANY NUMERICAL OR PERCENTAGE LIMITATION SET FORTH IN THIS DOCUMENT WILL BE APPLIED ONLY AT THE TIME OF INITIAL INVESTMENT IN A SECURITY OR OTHER INVESTMENT. THE FUND DOES NOT UNDERTAKE TO ADJUST ITS PORTFOLIO IN THE CASE WHERE MARKET MOVEMENTS, CASH FLOWS OR OTHER FACTORS CAUSE ANY OF SUCH LIMITATIONS TO BE EXCEEDED. EXCEPT AS OTHERWISE INDICATED, NUMERICAL AND PERCENTAGE LIMITATIONS ARE EXPRESSED AS A PERCENTAGE OF THE FUND'S TOTAL ASSETS.

   PERMITTED INVESTMENTS:


   securities listed on emerging market stock
        exchanges and related depository        -  The Fund will have greater
        receipts                                   than 65% of its total assets
   convertible securities                          invested in or exposed to(32)
   depository receipts: ADRs, GDRs, EDRs, IDRs     equity securities that are
   foreign issues traded in the U.S. and abroad    organized under the laws of
   investment companies (open & closed-end)        an Asian country, that have a
   unlisted securities                             principal office in an Asian
   illiquid securities                             country, or whose securities
   144A securities                                 are predominantly traded on
   restricted securities                           Asian market exchanges
   securities traded in unregulated securities     (excluding Japan).
       markets
   indexed securities
   equity futures and related options
   exchange-traded and OTC options on
       securities and indexes (including
       writing covered options)
   equity swap contracts
   contracts for differences
   private investment funds, vehicles or
        structures
   debt-equity conversion funds (31)
   country funds
   repurchase agreements
   initial public offerings
   private placements
   index swaps



FIXED INCOME SECURITIES
  bonds and money market instruments in         -  The Fund may also invest,
  Canada, the U.S, and other industrialized        on a temporary basis, in debt
  nations and emerging securities markets.         securities issued by
                                                   companies or governments in
                                                   developing countries or money
                                                   market securities of
                                                   high-grade issuers in
                                                   industrialized countries
                                                   denominated in various
                                                   currencies.




CASH AND MONEY MARKET INSTRUMENTS               -  The Fund will not normally
   Any short-term assets will be invested in       have greater than 10% of its
   cash or high quality money market               net assets exposed to cash
   instruments including securities issued         and money market instruments.
   by the U.S. government and agencies             This limitation does not
   thereof, bankers' acceptances, commercial       include cash and money market
   paper, bank certificates of deposit and         instruments in margin
   repurchase agreements                           accounts or otherwise
                                                   covering exposure achieved
                                                   through derivative
                                                   instruments ("equitized
                                                   cash").




----------------------

(31) Debt-equity Conversion Funds may be established to exchange foreign bank debt of countries whose principal repayments are in arrears, into a portfolio of listed and unlisted equities, subject to certain repatriation restrictions.

(32) The words "exposed to" as used in these guidelines mean that, for purposes of the relevant requirement or restriction, the total of the fund's exposure to the relevant market or security through direct investments and through derivative instruments will be considered.

FOREIGN CURRENCY TRANSACTIONS                   -  Fund may invest in spot
                                                   currency transactions,
                                                   forward foreign currency
                                                   contracts, currency swap
                                                   contracts, options on
                                                   currencies, currency futures
                                                   and related options.

PROHIBITED INVESTMENTS AND PRACTICES
   The Fund will not engage in the following practices except as indicated:

   PURCHASING SECURITIES ON MARGIN              -  Except for short-term
                                                   credits necessary for
                                                   clearance of transactions.

   BORROWING MONEY                              -  Except that the Fund may
                                                   temporarily borrow up to 20%
                                                   of its net assets from banks
                                                   for the payment of
                                                   redemptions or settlement of
                                                   securities transactions, but
                                                   not as a leveraged investment
                                                   strategy.


   PLEDGING, HYPOTHECATING OR                   -  Except that collateral
     MORTGAGING FUND ASSETS                        arrangements with respect to
                                                   swap agreements, the writing
                                                   of options, stock index,
                                                   interest rate, currency or
                                                   other futures contracts,
                                                   options on futures contracts
                                                   and collateral arrangements
                                                   with respect to initial and
                                                   variation margin are not
                                                   deemed to be a pledge or
                                                   other encumbrance of assets.
                                                   The deposit of securities or
                                                   cash or cash equivalents in
                                                   escrow in connection with the
                                                   writing of covered call or
                                                   put options, respectively, is
                                                   also not deemed to be a
                                                   pledge or encumbrance.


   INVESTING IN REAL ESTATE
   INVESTING IN NON-FINANCIAL COMMODITY CONTRACTS
   PARTICIPATING IN DIRECTED BROKERAGE ARRANGEMENTS
   MAKING INVESTMENTS FOR THE PURPOSE OF GAINING CONTROL OF A COMPANY'S
     MANAGEMENT
   MAKING SHORT SALES OF SECURITIES
   SELLING UNCOVERED PUT OR CALL OPTIONS ON SECURITIES OR INDEXES


RESTRICTIONS AND LIMITATIONS


   OPTIONS ON SECURITIES                        -  No more than 5% of the
                                                   Fund's net assets will be
                                                   invested in time premiums on
                                                   options on particular
                                                   securities (as opposed to
                                                   options on indexes)

   OTHER INVESTMENT COMPANIES                   -  The Fund will not own more
                                                   than 3% of the outstanding
                                                   voting securities of any
                                                   investment company

                                                -  No more than 5% of the
                                                   Fund's net assets will be
                                                   invested in any single
                                                   investment company

                                                -  No more than 10% of the
                                                   Fund's net assets will be
                                                   invested in securities of
                                                   investment companies in the
                                                   aggregate




   ILLIQUID SECURITIES                          -  No more than 15% of the
                                                   Fund's net assets will be
                                                   invested in illiquid
                                                   securities.

   INVESTMENT IN INSURANCE COMPANIES            -  The Fund will not purchase
                                                   more than 10% of the total
                                                   outstanding voting stock of
                                                   any insurance company
                                                   (including foreign insurance
                                                   companies).

   INVESTMENT IN SECURITIES ISSUED BY           -  Equity: The Fund will not
   BROKERS, DEALERS, UNDERWRITERS AND              purchase more than 5% of any
   INVESTMENT ADVISERS                             class of stock of a broker,
                                                   dealer, underwriter or
                                                   investment adviser.

                                                -  Debt: The Fund may not
                                                   purchase more than 10% of any
                                                   such company's total
                                                   outstanding debt in the
                                                   aggregate.

                                                -  Investment Limits: No more
                                                   than 5% of the Fund's total
                                                   assets will be invested in
                                                   the securities of a single
                                                   broker, dealer, underwriter
                                                   or investment adviser. The
                                                   net payment obligation of
                                                   swap contracts where one of
                                                   these types of companies is
                                                   the counterparty also counts
                                                   for purposes of this
                                                   restriction.

                                                This policy does not apply to
                                                companies that derived less
                                                than 15% of revenues from
                                                "securities-related
                                                businesses" during the most
                                                recent fiscal year.


   UNLISTED SECURITIES/UNREGULATED              -  No more than 25% of the
   SECURITIES MARKETS                              Fund's total assets will be
                                                   invested in shares of
                                                   companies that are traded in
                                                   unregulated over-the-counter
                                                   markets or other types of
                                                   unlisted securities markets.


CONCENTRATION





   CONCENTRATION                                -  The Fund will not invest
                                                   more than 25% of its total
                                                   assets in securities of
                                                   issuers in any one industry.


DERIVATIVE INSTRUMENTS (OTHER THAN FOREIGN CURRENCY TRANSACTIONS)

   TYPES OF DERIVATIVES                         -  Options, futures contracts
                                                   and related options on
                                                   securities indexes

                                                -  Long equity swap contracts:
                                                   where the Fund pays a fixed
                                                   rate plus the negative
                                                   performance, if any, and
                                                   receives the positive
                                                   performance, if any, of an
                                                   index or basket of
                                                   securities.

                                                -  Short equity swap
                                                   contracts: where the Fund
                                                   receives a fixed rate plus
                                                   the negative performance, if
                                                   any, and pays the positive
                                                   performance of an index or
                                                   basket of securities

                                                -  Contracts for differences:
                                                   equity swaps that contain
                                                   both a long and short equity
                                                   component.


   USES OF DERIVATIVES
   HEDGING                                      -  Traditional Hedging: Short
                                                   equity futures, related
                                                   options and short equity swap
                                                   contracts used to hedge
                                                   against an equity risk
                                                   already generally present in
                                                   the Fund.(33)

                                                -  Anticipatory Hedging: If
                                                   the Fund receives or
                                                   anticipates significant cash
                                                   purchase transactions, the
                                                   Fund may hedge market risk
                                                   (risk of not being invested
                                                   in the market) by purchasing
                                                   long futures contracts or
                                                   entering long equity swap
                                                   contracts to obtain market
                                                   exposure until such time as
                                                   direct investments can be
                                                   made efficiently. Conversely,
                                                   if the Fund receives or
                                                   anticipates a significant
                                                   demand for cash redemptions,
                                                   the Fund may sell futures
                                                   contracts or enter into short
                                                   equity swap contracts, to
                                                   allow the Fund to dispose of
                                                   securities in a more orderly
                                                   fashion without the Fund
                                                   being exposed to leveraged
                                                   loss exposure in the interim.


---------------------

(33) The Fund may use such hedging to remove or reduce general market exposure (e.g. an index or broad basket of securities) relative to specific exposure existing in the Fund (the specific stocks of that market actually owned by the Fund). The Fund may also seek to remove specific exposure (e.g. a single stock, small basket or more focused index of securities expected to do poorly in an otherwise promising market) relative to general or broad market exposure that exists in the Fund.

   INVESTMENT                                   -  The Fund may use derivative
                                                   instruments (particularly
                                                   long futures contracts,
                                                   related options and long
                                                   equity swap contracts) in
                                                   place of investing directly
                                                   in securities. This will
                                                   include using equity
                                                   derivatives to "equitize"
                                                   cash balances held by the
                                                   Fund. Because a foreign
                                                   equity derivative generally
                                                   only provides the return of a
                                                   foreign market in local
                                                   currency terms, the Fund will
                                                   often purchase a foreign
                                                   currency forward in
                                                   conjunction with using equity
                                                   derivatives to give the
                                                   effect of investing directly.
                                                   The Fund may also use long
                                                   derivatives for investment in
                                                   conjunction with short
                                                   hedging transactions to
                                                   adjust the weights of the
                                                   Fund's underlying equity
                                                   portfolio to a level the
                                                   Manager believes is the
                                                   optimal exposure to
                                                   individual countries and
                                                   equities. For example, if the
                                                   Manager expects a positive
                                                   return forecast for a select
                                                   group of companies in a
                                                   particular market, but a
                                                   negative return for that
                                                   market as a whole, then this
                                                   Fund may overweight the
                                                   select group of equities and
                                                   reduce exposure to the market
                                                   generally by selling equity
                                                   futures or enter a swap
                                                   contract that is long a
                                                   specific basket of securities
                                                   and short the market
                                                   generally.


   RISK MANAGEMENT -                            -  The Fund may use equity
     SYNTHETIC SALES AND PURCHASES                 futures, related options and
                                                   equity swap contracts to
                                                   adjust the weight of the Fund
                                                   to a level the manager
                                                   believes is the optimal
                                                   exposure to individual
                                                   countries and equities.
                                                   Sometimes, such transactions
                                                   are used as a precursor to
                                                   actual sales and purchases.
                                                   For example, if the Fund held
                                                   a large proportion of stocks
                                                   of a particular market and
                                                   the Manager believed that
                                                   stocks of another market
                                                   would outperform such stocks,
                                                   the Fund might use a short
                                                   futures contract on an
                                                   appropriate index (to
                                                   synthetically "sell" a
                                                   portion of the Fund's
                                                   portfolio) in combination
                                                   with a long futures contract
                                                   on another index (to
                                                   synthetically "buy" exposure
                                                   to that index). Long and
                                                   short equity swap contracts
                                                   and contracts for differences
                                                   may also be used for these
                                                   purposes. Often, a foreign
                                                   currency forward will be used
                                                   in conjunction with the long
                                                   derivative position to create
                                                   the effect of investing
                                                   directly. Equity derivatives
                                                   (and corresponding currency
                                                   forwards) used to effect
                                                   synthetic sales and purchases
                                                   will generally be unwound as
                                                   actual portfolio securities
                                                   are sold and purchased.




LIMITATIONS ON THE USE OF                       -  There is no limit on the
  DERIVATIVES                                      use of derivatives for
                                                   hedging purposes.


                                                -  When long futures contracts
                                                   and long equity swaps are
                                                   used for investment, the Fund
                                                   will maintain an amount of
                                                   cash or liquid securities
                                                   equal to the face value of
                                                   all such long derivative
                                                   positions. However, for
                                                   purposes of this
                                                   restriction, if an existing
                                                   long equity exposure is
                                                   reduced or eliminated by a
                                                   short derivative position,
                                                   the combination of the long
                                                   and short position will be
                                                   considered as cash available
                                                   to cover a new long
                                                   derivative exposure.


                                                -  The net long equity
                                                   exposure of the Fund,
                                                   including direct investment
                                                   in securities and long
                                                   derivative positions, will
                                                   not exceed 100% of the Fund's
                                                   net assets.



                                                -  Except when such
                                                   instruments are used for
                                                   bona-fide hedging, no more
                                                   than 5% of the Fund's net
                                                   assets will be committed to
                                                   initial margin on futures
                                                   contracts and time premiums
                                                   on related options.

                                                -  Counterparties used for OTC
                                                   derivatives must have a
                                                   long-term debt rating of A or
                                                   higher when the derivative is
                                                   entered into. Occasionally,
                                                   short-term derivatives will
                                                   be entered into with
                                                   counterparties that have only
                                                   high short-term debt ratings.


FOREIGN CURRENCY TRANSACTIONS

   TYPES OF FOREIGN CURRENCY TRANSACTIONS       -  Buying and selling spot
                                                   currencies


                                                -  Forward foreign currency
                                                   contracts



                                                -  Currency futures contracts
                                                   and related options



                                                -  Options on currencies



                                                -  Currency swap contracts

  USES OF FOREIGN CURRENCY TRANSACTIONS


  HEDGING                                       -  Traditional Hedging: The
                                                   Fund may effect foreign
                                                   currency transactions --
                                                   generally short forward or
                                                   futures contracts - to hedge
                                                   the risk of foreign
                                                   currencies represented by its
                                                   securities investments back
                                                   into the U.S. dollar. The
                                                   Fund is not required to hedge
                                                   any of the currency risk
                                                   obtained by investing in
                                                   securities denominated in
                                                   foreign currencies.

                                                -  Anticipatory Hedging: When
                                                   the Fund enters into a
                                                   contract for the purchase or
                                                   anticipates the need to
                                                   purchase a security
                                                   denominated in a foreign
                                                   currency, it may "lock in"
                                                   the U.S. dollar price of the
                                                   security by buying the
                                                   foreign currency or through
                                                   currency forwards or futures.

                                                -  Proxy Hedging: The Fund may
                                                   hedge the exposure of a given
                                                   foreign currency by using an
                                                   instrument relating to a
                                                   different currency which the
                                                   Manager believes is highly
                                                   correlated to the currency
                                                   being hedged.



   INVESTMENT                                   -  The Fund may enter into
                                                   currency forwards or futures
                                                   contracts in conjunction with
                                                   entering into a futures
                                                   contract on a foreign index
                                                   in order to create synthetic
                                                   foreign currency denominated
                                                   securities.



   RISK MANAGEMENT                              -  Subject to the limitations
                                                   described below, the Fund may
                                                   use foreign currency
                                                   transactions for risk
                                                   management, which will permit
                                                   the Fund to have foreign
                                                   currency exposure that is
                                                   significantly different than
                                                   the currency exposure
                                                   represented by its portfolio
                                                   investments. This may include
                                                   long exposure to particular
                                                   currencies beyond the amount
                                                   of the Fund's investment in
                                                   securities denominated in
                                                   that currency.

   LIMITATIONS OF FOREIGN CURRENCY              -  The Fund's aggregate net
     TRANSACTIONS                                  foreign currency exposure,
                                                   assuming full offset of long
                                                   and short positions, will not
                                                   exceed 100% of the Fund's net
                                                   assets denominated in foreign
                                                   currencies, though the
                                                   currency exposure of the Fund
                                                   may differ substantially from
                                                   the currencies in which the
                                                   Fund's securities are
                                                   denominated




                                                -  The Fund will not be net
                                                   short in any foreign
                                                   currency, except that, when
                                                   the Fund is attempting to
                                                   hedge all or nearly all of
                                                   its exposure to a particular
                                                   currency, changes in the
                                                   market value of foreign
                                                   equities may cause the Fund
                                                   to be temporarily net short
                                                   in the currency. Such
                                                   temporary net short positions
                                                   will not exceed 1% of the
                                                   Fund's assets.

FIXED INCOME FUNDS

GMO DOMESTIC BOND FUND


ANY NUMERICAL OR PERCENTAGE LIMITATION SET FORTH IN THIS DOCUMENT WILL BE APPLIED ONLY AT THE TIME OF INITIAL INVESTMENT IN A SECURITY OR OTHER INVESTMENT. THE FUND DOES NOT UNDERTAKE TO ADJUST ITS PORTFOLIO IN THE CASE WHERE MARKET MOVEMENTS, CASH FLOWS OR OTHER FACTORS CAUSE ANY OF SUCH LIMITATIONS TO BE EXCEEDED. EXCEPT AS OTHERWISE INDICATED, NUMERICAL AND PERCENTAGE LIMITATIONS ARE EXPRESSED AS A PERCENTAGE OF THE FUND'S TOTAL ASSETS.

PERMITTED INVESTMENTS


   At least 65% of the Fund's total assets will be invested in or exposed to
(34) "bonds" of U.S. issuers. "Bonds" mean any fixed income obligations with an original maturity of two years or more, as well as "synthetic" bonds created by combining a futures contract or option on a fixed income security with cash, a cash equivalent investment or another fixed income security. The Fund invests directly in securities or indirectly in securities through investment in GMO Alpha LIBOR Fund. You may obtain information about Alpha LIBOR Fund by calling the Trust collect at 617-346-7646.



   securities issued by federal, state, local      securities purchased and sold
       and foreign governments (traded in U.S.     on a when-issued or delayed
       and abroad)                                 delivery basis
   convertible bonds
   fixed income securities of private issuers      indexed securities
   depository receipts: ADRs, GDRs, EDRs
   foreign issues traded in the U.S. and abroad    firm commitments (with banks
   investment companies (open & closed end)        or broker-dealers)
   preferred stock
   illiquid securities                             interest rate/bond futures
   144A securities                                 and related options
   restricted securities
   repurchase agreements                           exchange-traded and OTC
   reverse repurchase agreements                   options on securities and
                                                   indexes (including writing
                                                   covered options)

                                                   interest rate swap contracts

                                                   total return swap contracts

                                                   contracts for differences

                                                   interest rate caps, floors
                                                   and collars

                                                   asset-backed securities
                                                   including mortgage-backed,
                                                   CMOs, strips and residuals

                                                   loan participations (and
                                                   other direct debt)

                                                   adjustable rate securities

                                                   zero coupon securities

                                                   dollar roll transactions

                                                   warrants

                                                   GMO Alpha LIBOR Fund

                                                   Commercial paper and other
                                                   high quality cash equivalents
                                                   and money market instruments
                                                   of the type invested in by
                                                   GMO Short-Term Income Fund.


PROHIBITED INVESTMENTS AND PRACTICES

   The Fund will not engage in the following practices except as indicated:

   PURCHASING SECURITIES ON MARGIN              -  Except for short-term
                                                   credits necessary for
                                                   clearance of transactions.

   BORROWING MONEY                              -  Except that the Fund may
                                                   temporarily borrow up to 20%
                                                   of its net assets from banks
                                                   for the payment of
                                                   redemptions or settlement of
                                                   securities transactions, but
                                                   not as a leveraged investment
                                                   strategy.

   UNDERWRITING SECURITIES                      -  Except to the extent that
                                                   the Fund is deemed an
                                                   underwriter for securities
                                                   law purposes in connection
                                                   with disposition of portfolio
                                                   investments.

   MAKING LOANS                                 -  Except that purchasing debt
                                                   obligations, repurchase
                                                   agreements and engaging in
                                                   securities lending will not
                                                   be considered making loans
                                                   for this purpose. The Fund
                                                   may loan securities valued at
                                                   up to one-third of its total
                                                   assets.

--------------------

(34) The words "exposed to" as used in these guidelines mean that, for purposes of the relevant requirement or restriction, the total of the Fund's exposure to the relevant market or security through direct investments and through derivative instruments will be considered.

   PLEDGING, HYPOTHECATING OR MORTGAGING FUND   -  Except that collateral
   ASSETS                                          arrangements with respect to
                                                   swap agreements, the writing
                                                   of options, index, interest
                                                   rate, currency or other
                                                   futures contracts, options on
                                                   futures contracts and
                                                   collateral arrangements with
                                                   respect to initial and
                                                   variation margin are not
                                                   deemed to be a pledge or
                                                   other encumbrance of assets.
                                                   The deposit of securities or
                                                   cash or cash equivalents in
                                                   escrow in connection with the
                                                   writing of covered call or
                                                   put options, respectively, is
                                                   also not deemed to be a
                                                   pledge or encumbrance.


   INVESTMENT IN BANKRUPT CORPORATE SECURITIES
   SELLING UNCOVERED PUT OR CALL OPTIONS ON SECURITIES OR INDEXES
   INVESTING IN REAL ESTATE
   INVESTING IN NON-FINANCIAL COMMODITY CONTRACTS
   PARTICIPATING IN DIRECTED BROKERAGE ARRANGEMENTS
   MAKING INVESTMENTS FOR THE PURPOSE OF GAINING CONTROL OF A COMPANY'S
      MANAGEMENT
   MAKING SHORT SALES OF SECURITIES

   RESTRICTIONS AND LIMITATIONS


   OPTIONS ON SECURITIES                        -  No more than 10% of the
                                                   Fund's net assets will be
                                                   invested in time premiums on
                                                   options on particular
                                                   securities (as opposed to
                                                   options on indexes).




   ILLIQUID SECURITIES                          -  No more than 15% of the
                                                   Fund's net assets will be
                                                   invested in illiquid
                                                   securities.


   INVESTMENT IN LOWER RATED SECURITIES         -  The Fund will invest less
                                                   than 5% of its assets in
                                                   securities rated BBB-/Baa3 or
                                                   less (or equivalent, as
                                                   determined by the Manager).



CONCENTRATION



   CONCENTRATION                                -  The Fund will not invest
                                                   more than 25% of its total
                                                   assets in a single industry.


   DERIVATIVE INSTRUMENTS (OTHER THAN FOREIGN CURRENCY TRANSACTIONS)

   TYPES OF DERIVATIVES                         -  Options, futures contracts
                                                   and related options on bonds
                                                   or baskets or indexes of
                                                   securities.

                                                -  Options on bonds and other
                                                   securities.

                                                -  Swap contracts, including
                                                   interest rate swaps, total
                                                   return swaps, credit default
                                                   swaps and contracts for
                                                   differences.

                                                -  Structured notes.

   USES OF DERIVATIVES

   HEDGING                                      -  Traditional Hedging: Bond
                                                   futures, related options,
                                                   Bond options and swap
                                                   contracts used to hedge
                                                   against a market or credit
                                                   risk already generally
                                                   present in the Fund.

                                                -  Anticipatory Hedging: If
                                                   the Fund receives or
                                                   anticipates significant cash
                                                   purchase transactions, the
                                                   fund may hedge market risk
                                                   (risk of not being invested
                                                   in the market) by purchasing
                                                   long futures contracts or
                                                   entering into long swap
                                                   contracts to obtain market
                                                   exposure until such time as
                                                   direct investments can be
                                                   made efficiently. Conversely,
                                                   if the Fund receives or
                                                   anticipates a significant
                                                   demand for cash redemptions,
                                                   the Fund may sell futures
                                                   contracts or enter into short
                                                   swap contracts while the Fund
                                                   disposes of securities in an
                                                   orderly fashion.

   INVESTMENT                                   -  The Fund may use derivative
                                                   instruments (particularly
                                                   long futures contracts,
                                                   related options and long swap
                                                   contracts) in place of
                                                   investing directly in
                                                   securities.

   RISK MANAGEMENT                              -  The Fund may use options,
                                                   futures, related options and
                                                   swap contracts to adjust the
                                                   weight of the Fund to a level
                                                   the Manager believes is the
                                                   optimal exposure to
                                                   individual countries and
                                                   issuers. Sometimes, such
                                                   transactions are used as a
                                                   precursor to actual sales and
                                                   purchases.

   LIMITATIONS ON THE USE OF                    -  Counterparties used for OTC
   DERIVATIVES                                     derivatives must have a
                                                   long-term debt rating of A or
                                                   higher when the derivative is
                                                   entered into. Occasionally,
                                                   short-term derivatives will
                                                   be entered into with
                                                   counterparties that have only
                                                   high short-term debt ratings.

GMO U.S. BOND/GLOBAL ALPHA A FUND


ANY NUMERICAL OR PERCENTAGE LIMITATION SET FORTH IN THIS DOCUMENT WILL BE APPLIED ONLY AT THE TIME OF INITIAL INVESTMENT IN A SECURITY OR OTHER INVESTMENT. THE FUND DOES NOT UNDERTAKE TO ADJUST ITS PORTFOLIO IN THE CASE WHERE MARKET MOVEMENTS, CASH FLOWS OR OTHER FACTORS CAUSE ANY OF SUCH LIMITATIONS TO BE EXCEEDED. EXCEPT AS OTHERWISE INDICATED, NUMERICAL AND PERCENTAGE LIMITATIONS ARE EXPRESSED AS A PERCENTAGE OF THE FUND'S TOTAL ASSETS.


         While the Fund seeks to outperform a U.S. fixed income benchmark, the Fund will also invest in foreign bond markets and foreign currencies and may hedge some or all of its exposure to domestic or foreign markets and currencies. The Fund will also invest in debt securities (bonds, including convertible bonds and loans) of Emerging Countries. The Fund generally will be managed to have no more than 25% of the Fund's net asset value exposed to foreign bond markets and no more than 25% of the Fund's net asset value exposed to foreign currencies. However, aggregate long and short positions in foreign bond markets and foreign currencies may equal up to 100% of the Fund's net asset value in each case.


PERMITTED INVESTMENTS


   At least 65% of the Fund's total assets will be invested in or exposed to(35) "bonds." "Bonds" mean any fixed income obligations with an original maturity of two years or more, as well as "synthetic" bonds created by combining a futures contract or option on a fixed income security with cash, a cash equivalent investment or another fixed income security. The Fund invests directly in securities or indirectly in securities through investment in GMO Alpha LIBOR Fund. You may obtain information about Alpha LIBOR Fund by calling the Trust collect at 617-346-7646.


   securities issued by federal, state, local and
       foreign governments
   convertible bonds
   fixed income securities of private issuers depository receipts: ADRs, GDRs, EDRs foreign issues traded in the U.S. and abroad investment companies (open & closed end) preferred stock illiquid securities
   144A securities
   restricted securities
   reverse repurchase agreements
   zero coupon securities
   repurchase agreements
   warrants
   securities purchased and sold on a when-issued or delayed delivery basis indexed securities firm commitments (with banks or broker-dealers) interest rate/bond futures and related options exchange-traded and OTC options on securities and indexes (including writing covered options)
   interest rate swap contracts
   total return swap contracts
   contracts for differences
   credit default swaps
   interest rate caps, floors and collars
   asset-backed securities including mortgage-backed, CMOs, strips and residuals
   loan participations (and other direct debt) sovereign debt of emerging countries


   GMO Alpha LIBOR Fund
   Commercial paper and other high quality cash equivalents and money market instruments of the type invested in by GMO Short-Term Income Fund.


   FOREIGN CURRENCY TRANSACTIONS  -  The Fund may invest in spot currency transactions, forward currency contracts, currency swap contracts, options on currencies, currency futures and related options.

                                  -  The Fund may also use synthetic bonds
                                     and synthetic foreign currency denominated securities(36) to approximate desired risk/return profiles.

----------
                  (35) The words "exposed to" as used in these guidelines mean that, for purposes of the relevant requirement or restriction, the total of the Fund's exposure to the relevant market or security through direct investments and through derivative instruments will be considered.

                  (36) The Fund may purchase forward foreign exchange contracts in conjunction with U.S. dollar-denominated securities in order to create a synthetic foreign currency denominated security.

PROHIBITED INVESTMENTS AND PRACTICES

   The Fund will not engage in the following practices except as indicated:

   PURCHASING SECURITIES ON MARGIN    - Except for short-term credits necessary
                                        for clearance of transactions.

   BORROWING MONEY                    - Except that the Fund may temporarily
                                        borrow up to 20% of its net assets from
                                        banks for the payment of redemptions or
                                        settlement of securities transactions,
                                        but not as a leveraged investment
                                        strategy.

   UNDERWRITING SECURITIES            - Except to the extent that the Fund is
                                        deemed an underwriter for securities law purposes in connection with disposition of portfolio investments.

   MAKING LOANS                       - Except that purchasing debt obligations,
                                        repurchase agreements and engaging in
                                        securities lending will not be
                                        considered making loans for this
                                        purpose. The Fund may loan securities
                                        valued at up to one-third of its total
                                        assets.

   PLEDGING, HYPOTHECATING OR         - Except that collateral arrangements with
   MORTGAGING FUND ASSETS               respect to swap agreements, the writing
                                        of options, index, interest rate,
                                        currency or other futures contracts,
                                        options on futures contracts and
                                        collateral arrangements with respect to
                                        initial and variation margin are not
                                        deemed to be a pledge or other
                                        encumbrance of assets. The deposit of
                                        securities or cash or cash equivalents
                                        in escrow in connection with the writing of covered call or put options, respectively, is also not deemed to be a pledge or encumbrance.


   MAKING SHORT SALES OF SECURITIES
   INVESTMENT IN BANKRUPT CORPORATE SECURITIES
   SELLING UNCOVERED PUT OR CALL OPTIONS ON SECURITIES OR INDEXES
   INVESTING IN REAL ESTATE
   INVESTING IN NON-FINANCIAL COMMODITY CONTRACTS
   PARTICIPATING IN DIRECTED BROKERAGE ARRANGEMENTS
   MAKING INVESTMENTS FOR THE PURPOSE OF GAINING CONTROL OF A COMPANY'S
     MANAGEMENT

RESTRICTIONS AND LIMITATIONS

   OPTIONS ON SECURITIES              - No more than 10% of the Fund's net
                                        assets will be invested in time premiums on options on particular securities (as opposed to options on indexes).




   ILLIQUID SECURITIES                - No more than 15% of the Fund's net
                                        assets will be invested in illiquid
                                        securities.


   INVESTMENT IN LOWER RATED
     SECURITIES                       - The Fund will invest less than 25% of
                                        its assets in securities rated BBB-/Baa3 or less (or equivalent, as determined by the Manager).






CONCENTRATION


   CONCENTRATION                      - The Fund will not invest more than 25%
                                        of its total assets in a single
                                        industry.

DERIVATIVE INSTRUMENTS


   DERIVATIVES AND GMO'S GLOBAL BOND
   STRATEGY                           - The fundamental strategy of the Fund
                                        requires that the Fund take active
                                        over-weighted and under-weighted
                                        positions with respect to particular
                                        bond markets and currencies relative to
                                        the Fund's performance benchmark. Often
                                        these active positions will be achieved
                                        using long and short derivative
                                        positions and combinations of such
                                        positions to create synthetic
                                        securities. The Fund is not specifically limited with respect to the extent to which derivatives may be used, or with respect to the absolute face value of the derivative positions employed. Instead, effective market exposure is controlled by controlling the projected tracking error relative to the Fund's benchmark. However, this will mean that the Fund may be leveraged if measured in terms of aggregate exposure of the Fund's assets.


                                      - Options, futures contracts and related
                                        options on bonds or baskets or indexes
                                        of securities.

                                      - Options on bonds and other securities.

                                      - Swap contracts, including interest rate
                                        swaps, total return swaps, credit
                                        default swaps and contracts for
                                        differences.

                                      - Structured notes.

   TYPES OF DERIVATIVES




   USES OF DERIVATIVES
   (OTHER THAN FOREIGN CURRENCY)


   HEDGING                            - Traditional Hedging: Bond futures,
                                        related options, bond options and swap
                                        contracts used to hedge against a market or credit risk already generally present in the Fund.

                                      - Anticipatory Hedging: If the Fund
                                        receives or anticipates significant cash purchase transactions, the fund may hedge market risk (risk of not being invested in the market) by purchasing long futures contracts or entering into long swap contracts to obtain market exposure until such time as direct investments can be made efficiently. Conversely, if the Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell futures contracts or enter into short swap contracts while the Fund disposes of securities in an orderly fashion.

   INVESTMENT                         - The Fund may use derivative instruments
                                        (particularly long futures contracts,
                                        related options and long swap contracts) in place of investing directly in securities. Because a foreign derivative generally only provides the return of a foreign market in local currency terms, the Fund will often purchase a foreign currency forward in conjunction with using derivatives to give the effect of investing directly.

   RISK MANAGEMENT                    - The Fund may use options, futures,
                                        related options and swap contracts to
                                        adjust the weight of the Fund to a level the Manager believes is the optimal exposure to individual countries and issuers. Sometimes, such transactions are used as a precursor to actual sales and purchases.


   LIMITATIONS ON THE USE OF
     DERIVATIVES                      - Counterparties used for OTC
                                        derivatives must have a long-term debt
                                        rating of A or higher when the
                                        derivative is entered into.
                                        Occasionally, short-term derivatives
                                        will be entered into with counterparties that have only high short-term debt ratings.

FOREIGN CURRENCY TRANSACTIONS

   TYPES OF FOREIGN CURRENCY
     TRANSACTIONS                     - Buying and selling spot currencies.

                                      - Forward foreign currency contracts.

                                      - Currency futures contracts and related
                                        options.

                                      - Options on currencies.

                                      - Currency swap contracts.

   USES OF FOREIGN CURRENCY
     TRANSACTIONS

   HEDGING                            - Traditional Hedging: The Fund may
                                        effect foreign currency transactions -
                                        generally short forward or futures
                                        contracts - to hedge the risk of foreign currencies represented by its securities investments back into the U.S. dollar. The Fund is not required to hedge any of the currency risk obtained by investing in securities denominated in foreign currencies.

                                      - Anticipatory Hedging: When the Fund
                                        enters into a contract for the purchase
                                        or anticipates the need to purchase a
                                        security denominated in a foreign
                                        currency, it may "lock in" the U.S.
                                        dollar price of the security by buying
                                        the foreign currency or through currency forwards or futures.

                                      - Proxy Hedging: The Fund may hedge the
                                        exposure of a given foreign currency by
                                        using an instrument relating to a
                                        different currency which the Manager
                                        believes is highly correlated to the
                                        currency being hedged.

   INVESTMENT                         - The Fund may enter into currency
                                        forwards or futures contracts in
                                        conjunction with entering into a futures contract on a foreign index in order to create synthetic foreign currency denominated securities.


   RISK MANAGEMENT                    - The Fund may use foreign currency
                                        transactions for risk management, which
                                        will permit the Fund to have foreign
                                        currency exposure that is significantly
                                        different than the currency exposure
                                        represented by its portfolio
                                        investments. This may include long and
                                        short exposure to particular currencies
                                        beyond the amount of the Fund's
                                        investment in securities denominated in
                                        that currency.

GMO U.S. BOND/GLOBAL ALPHA B FUND


ANY NUMERICAL OR PERCENTAGE LIMITATION SET FORTH IN THIS DOCUMENT WILL BE APPLIED ONLY AT THE TIME OF INITIAL INVESTMENT IN A SECURITY OR OTHER INVESTMENT. THE FUND DOES NOT UNDERTAKE TO ADJUST ITS PORTFOLIO IN THE CASE WHERE MARKET MOVEMENTS, CASH FLOWS OR OTHER FACTORS CAUSE ANY OF SUCH LIMITATIONS TO BE EXCEEDED. EXCEPT AS OTHERWISE INDICATED, NUMERICAL AND PERCENTAGE LIMITATIONS ARE EXPRESSED AS A PERCENTAGE OF THE FUND'S TOTAL ASSETS.

         While the Fund seeks to outperform a U.S. fixed income benchmark, the Fund will also invest in foreign bond markets and foreign currencies and may hedge some or all of its exposure to domestic or foreign markets and currencies. The Fund generally will be managed to have no more than 25% of the Fund's net asset value exposed to foreign bond markets and no more than 25% of the Fund's net asset value exposed to foreign currencies. However, aggregate long and short positions in foreign bond markets and foreign currencies may equal up to 100% of the Fund's net asset value in each case.

PERMITTED INVESTMENTS


   The Fund invests directly in securities or indirectly in securities through investment in GMO Alpha LIBOR Fund. You may obtain information about Alpha LIBOR Fund by calling the Trust at 617-346-7646.


   At least 65% of the Fund's total assets will be invested in or exposed to(37) "bonds", either directly, or indirectly through investment in the GMO Alpha LIBOR Fund. "Bonds" mean any fixed income obligations with an original maturity of two years or more, as well as "synthetic" bonds created by combining a futures contract or option on a fixed income security with cash, a cash equivalent investment or another fixed income security.


   GMO Alpha LIBOR Fund
   securities issued by federal, state, local and
       foreign governments
   asset-backed securities including mortgage-
       backed, CMOs, strips and residuals
   convertible bonds
   fixed income securities of private issuers depository receipts: ADRs, GDRs, EDRs foreign issues traded in the U.S. and abroad investment companies (open & closed-end) preferred stock illiquid securities
   144A securities
   restricted securities
   reverse repurchase agreements
   zero coupon securities
   repurchase agreements
   securities purchased and sold on a when-issued or delayed delivery basis indexed securities
   firm commitments (with banks or broker-dealers) interest rate/bond futures and related options exchange-traded and OTC options on securities and indexes (including writing covered options)
   interest rate swap contracts
   total return swap contracts
   contracts for differences
   credit default swaps
   interest rate caps, floors and collars
   warrants
   commercial paper and other high quality cash equivalents and money market instruments of the type invested in by the Short-term Income Fund

   FOREIGN CURRENCY TRANSACTIONS      - The Fund may invest in spot currency
                                        transactions, forward currency
                                        contracts, currency swap contracts,
                                        options on currencies, currency futures
                                        and related options.

                                      - The Fund may also use synthetic bonds
                                        and synthetic foreign currency
                                        denominated securities(38) to
                                        approximate desired risk/return
                                        profiles.

----------
                  (37) The words "exposed to" as used in these guidelines mean that, for purposes of the relevant requirement or restriction, the total of the Fund's exposure to the relevant market or security through direct investments, investments in other investment companies and derivative instruments will be considered.

                  (38) The Fund may purchase forward foreign exchange contracts in conjunction with U.S. dollar-denominated securities in order to create a synthetic foreign currency denominated security.

PROHIBITED INVESTMENTS AND PRACTICES

The Fund will not engage in the following practices except as indicated:

   PURCHASING SECURITIES ON MARGIN    - Except for short-term credits necessary
                                        for clearance of transactions.

   BORROWING MONEY                    - Except that the Fund may temporarily
                                        borrow up to 20% of its net assets from
                                        banks for the payment of redemptions or
                                        settlement of securities transactions,
                                        but not as a leveraged investment
                                        strategy.

   UNDERWRITING SECURITIES            - Except to the extent that the Fund is
                                        deemed an underwriter for securities law purposes in connection with disposition of portfolio investments.

   MAKING LOANS                       - Except that purchasing debt obligations,
                                        repurchase agreements and engaging in
                                        securities lending will not be
                                        considered making loans for this
                                        purpose. The Fund may loan securities
                                        valued at up to one-third of its total
                                        assets.

   PLEDGING, HYPOTHECATING OR
   MORTGAGING FUND ASSETS             - Except that collateral arrangements with
                                        respect to swap agreements, the writing
                                        of options, index, interest rate,
                                        currency or other futures contracts,
                                        options on futures contracts and
                                        collateral arrangements with respect to
                                        initial and variation margin are not
                                        deemed to be a pledge or other
                                        encumbrance of assets. The deposit of
                                        securities, cash or cash equivalents in
                                        escrow in connection with the writing of covered call or put options, respectively, is also not deemed to be a pledge or encumbrance.

   MAKING SHORT SALES OF SECURITIES
   DEBT SECURITIES OF EMERGING COUNTRIES
   INVESTMENT IN BANKRUPT CORPORATE SECURITIES
   SELLING UNCOVERED PUT OR CALL OPTIONS ON SECURITIES OR INDEXES
   INVESTING IN REAL ESTATE
   INVESTING IN NON-FINANCIAL COMMODITY CONTRACTS
   PARTICIPATING IN DIRECTED BROKERAGE ARRANGEMENTS
   MAKING INVESTMENTS FOR THE PURPOSE OF GAINING CONTROL OF A COMPANY'S
     MANAGEMENT

RESTRICTIONS AND LIMITATIONS

   OPTIONS ON SECURITIES              - No more than 10% of the Fund's net
                                        assets will be invested in time premiums on options on particular securities (as opposed to options on indexes).

   ILLIQUID SECURITIES                - No more than 15% of the Fund's net
                                        assets will be invested in illiquid
                                        securities.


   INVESTMENT IN LOWER-RATED
     SECURITIES                       - The Fund will invest less than 5% of
                                        its assets in securities rated BBB-/Baa3 or less (or equivalent, as determined by Manager).


CONCENTRATION

     CONCENTRATION                    - The Fund will not invest more than 25%
                                        of its total assets in a single
                                        industry.

   DERIVATIVE INSTRUMENTS

   DERIVATIVES AND GMO'S GLOBAL BOND
   STRATEGY                           - The fundamental strategy of the Fund
                                        requires that the Fund take active
                                        over-weighted and under-weighted
                                        positions with respect to particular
                                        bond markets and currencies relative to
                                        the Fund's performance benchmark. Often
                                        these active positions will be achieved
                                        using long and short derivative
                                        positions and combinations of such
                                        positions to create synthetic
                                        securities. The Fund is not specifically limited with respect to the extent to which derivatives may be used, or with respect to the absolute face value of the derivative positions employed. Instead, effective market exposure is controlled by controlling the projected tracking error relative to the Fund's benchmark. However, this will mean that the

                                        Fund may be leveraged if measured in
                                        terms of aggregate exposure of the
                                        Fund's assets.

   USES OF DERIVATIVES
   (OTHER THAN FOREIGN CURRENCY)

   TYPES OF DERIVATIVES               - Options, futures contracts and related
                                        options on bonds or baskets or indexes
                                        of securities

                                      - Options on bonds and other securities

                                      - Swap contracts, including interest rate
                                        swaps, total return swaps, credit
                                        default swaps and contracts for
                                        differences

                                      - Structured notes

   HEDGING                            - Traditional Hedging: Bond futures,
                                        related options, bond options and swap
                                        contracts used to hedge against a market or credit risk already generally present in the Fund.

                                      - Anticipatory Hedging: If the Fund
                                        receives or anticipates significant cash purchase transactions, the fund may hedge market risk (risk of not being invested in the market) by purchasing long futures contracts or entering into long swap contracts to obtain market exposure until such time as direct investments can be made efficiently. Conversely, if the Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell futures contracts or enter into short swap contracts while the Fund disposes of securities in an orderly fashion.

   INVESTMENT                         - The Fund may use derivative instruments
                                        (particularly long futures contracts,
                                        related options and long swap contracts) in place of investing directly in securities. Because a foreign derivative generally only provides the return of a foreign market in local currency terms, the Fund will often purchase a foreign currency forward in conjunction with using derivatives to give the effect of investing directly.

   RISK MANAGEMENT                    - The Fund may use options, futures,
                                        related options and swap contracts to
                                        adjust the weight of the Fund to a level the Manager believes is the optimal exposure to individual countries and issuers. Sometimes, such transactions are used as a precursor to actual sales and purchases.


   LIMITATIONS ON THE USE OF
     DERIVATIVES                      - Counterparties used for OTC derivatives
                                        must have a long-term debt rating of A
                                        or higher when the derivative is entered into. Occasionally, short-term derivatives will be entered into with counterparties that have only high short-term debt ratings.

FOREIGN CURRENCY TRANSACTIONS

   TYPES OF FOREIGN CURRENCY          - Buying and selling spot currencies
   TRANSACTIONS                       - Forward foreign currency contracts
                                      - Currency futures contracts and related
                                        options
                                      - Options on currencies
                                      - Currency swap contracts

   USES OF FOREIGN CURRENCY
   TRANSACTIONS

   HEDGING                            - Traditional Hedging: The Fund may effect
                                        foreign currency transactions -
                                        generally short forward or futures
                                        contracts - to hedge the risk of foreign currencies represented by its securities investments back into the U.S. dollar. The Fund is not required to hedge any of the currency risk obtained by investing in securities denominated in foreign currencies.

                                      - Anticipatory Hedging: When the Fund
                                        enters into a contract for the purchase
                                        or anticipates the need to purchase a
                                        security denominated in a foreign
                                        currency, it
                                        may "lock in" the U.S. dollar price of
                                        the security by buying the foreign
                                        currency or through currency forwards or futures.

                                      - Proxy Hedging: The Fund may hedge the
                                        exposure of a given foreign currency by
                                        using an instrument relating to a
                                        different currency, which the Manager
                                        believes is highly correlated to the
                                        currency being hedged.

   INVESTMENT                         - The Fund may enter into currency
                                        forwards or futures contracts in
                                        conjunction with entering into a futures contract on a foreign index in order to create synthetic foreign currency denominated securities.


   RISK MANAGEMENT                    - The Fund may use foreign currency
                                        transactions for risk management, which
                                        will permit the Fund to have foreign
                                        currency exposure that is significantly
                                        different than the currency exposure
                                        represented by its portfolio
                                        investments. This may include long and
                                        short exposure to particular currencies
                                        beyond the amount of the Fund's
                                        investment in securities denominated in
                                        that currency.

GMO INTERNATIONAL BOND FUND

ANY NUMERICAL OR PERCENTAGE LIMITATION SET FORTH IN THIS DOCUMENT WILL BE APPLIED ONLY AT THE TIME OF INITIAL INVESTMENT IN A SECURITY OR OTHER INVESTMENT. THE FUND DOES NOT UNDERTAKE TO ADJUST ITS PORTFOLIO IN THE CASE WHERE MARKET MOVEMENTS, CASH FLOWS OR OTHER FACTORS CAUSE ANY OF SUCH LIMITATIONS TO BE EXCEEDED. EXCEPT AS OTHERWISE INDICATED, NUMERICAL AND PERCENTAGE LIMITATIONS ARE EXPRESSED AS A PERCENTAGE OF THE FUND'S TOTAL ASSETS.

PERMITTED INVESTMENTS


   At least 65% of the Fund's total assets will be invested in or exposed to(39) "bonds." "Bonds" mean any fixed income obligations with an original maturity of two years or more, as well as "synthetic" bonds created by combining a futures contract or option on a fixed income security with cash, a cash equivalent investment or another fixed income security. The Fund invests directly in securities or indirectly in securities through investment in GMO Alpha LIBOR Fund. You may obtain information about Alpha LIBOR Fund by calling the Trust collect at 617-346-7646.


   securities issued by federal, state, local and
       foreign governments
   convertible bonds
   fixed income securities of private issuers depository receipts: ADRs, GDRs, EDRs foreign issues traded in the U.S. and abroad investment companies (open & closed end) preferred stock illiquid securities
   144A securities
   restricted securities
   repurchase agreements
   reverse repurchase agreements
   zero coupon securities
   warrants
   securities purchased and sold on a when-issued or delayed delivery basis indexed securities firm commitments (with banks or broker-dealers) interest rate/bond futures and related options exchange-traded and OTC options on securities and indexes (including writing covered options)
   interest rate swap contracts
   total return swap contracts
   contracts for differences
   credit default swap
   interest rate caps, floors and collars
   asset-backed securities including mortgage-backed, CMOs, strips and residuals
   loan participations (and other direct debt) sovereign debt of emerging countries


   GMO Alpha LIBOR Fund
   Commercial paper and other high quality cash equivalents and money market instruments of the type invested in by GMO Short-Term Income Fund.


   FOREIGN CURRENCY TRANSACTIONS      - The Fund may invest in spot currency
                                        transactions, forward currency
                                        contracts, currency swap contracts,
                                        options on currencies, currency futures
                                        and related options.

                                      - The Fund may also use synthetic bonds
                                        and synthetic foreign currency
                                        denominated securities(40) to
                                        approximate desired risk/return
                                        profiles.

PROHIBITED INVESTMENTS AND PRACTICES

   The Fund will not engage in the following practices except as indicated:

   PURCHASING SECURITIES ON MARGIN    - Except for short-term credits necessary
                                        for clearance of transactions.

   BORROWING MONEY                    - Except that the Fund may temporarily
                                        borrow up to 20% of its net assets from
                                        banks for the payment of redemptions or
                                        settlement of securities transactions,
                                        but not as a leveraged investment
                                        strategy.

   UNDERWRITING SECURITIES            - Except to the extent that the Fund is
                                        deemed an underwriter for securities law purposes in connection with disposition of portfolio investments.

----------

                  (39) The words "exposed to" as used in these guidelines mean that, for purposes of the relevant requirement or restriction, the total of the Fund's exposure to the relevant market or security through direct investments and through derivative instruments will be considered.

                  (40) The Fund may purchase forward foreign exchange contracts in conjunction with U.S. dollar-denominated securities in order to create a synthetic foreign currency denominated security.

   MAKING LOANS                       - Except that purchasing debt obligations,
                                        repurchase agreements and engaging in
                                        securities lending will not be
                                        considered making loans for this
                                        purpose. The Fund may loan securities
                                        valued at up to one-third of its total
                                        assets.

   PLEDGING, HYPOTHECATING OR
   MORTGAGING FUND ASSETS             - Except that collateral arrangements with
                                        respect to swap agreements, the writing
                                        of options, index, interest rate,
                                        currency or other futures contracts,
                                        options on futures contracts and
                                        collateral arrangements with respect to
                                        initial and variation margin are not
                                        deemed to be a pledge or other
                                        encumbrance of assets. The deposit of
                                        securities or cash or cash equivalents
                                        in escrow in connection with the writing of covered call or put options, respectively, is also not deemed to be a pledge or encumbrance.

   MAKING SHORT SALES OF SECURITIES
   INVESTMENT IN BANKRUPT CORPORATE SECURITIES
   SELLING UNCOVERED PUT OR CALL OPTIONS ON SECURITIES OR INDEXES
   INVESTING IN REAL ESTATE
   INVESTING IN NON-FINANCIAL COMMODITY CONTRACTS
   PARTICIPATING IN DIRECTED BROKERAGE ARRANGEMENTS
   MAKING INVESTMENTS FOR THE PURPOSE OF GAINING CONTROL OF A COMPANY'S
     MANAGEMENT

RESTRICTIONS AND LIMITATIONS

   OPTIONS ON SECURITIES              - No more than 10% of the Fund's net
                                        assets will be invested in time premiums on options on particular securities (as opposed to options on indexes).




   ILLIQUID SECURITIES                  No more than 15% of the Fund's net
                                        assets will be invested in illiquid
                                        securities.


   INVESTMENT IN LOWER-RATED
     SECURITIES                       - The Fund will invest less than 25% of
                                        its assets in securities rated BBB-/Baa3 or less (or equivalent, as determined by the Manager).







CONCENTRATION


   CONCENTRATION                      - The Fund will not invest more than 25%
                                        of its total assets in a single
                                        industry.

DERIVATIVE INSTRUMENTS


   DERIVATIVES AND GMO'S GLOBAL BOND
    STRATEGY                          - The Fund is not specifically limited
                                        with respect to the extent to which
                                        derivatives may be used, or with respect to the absolute face value of the derivative positions employed. Instead, effective market exposure is controlled by controlling the projected tracking error relative to the Fund's benchmark. However, this will mean that the Fund may be leveraged if measured in terms of aggregate exposure of the Fund's assets.


                                      - Options, futures contracts and related
                                        options on bonds or baskets or indexes
                                        of securities.

                                      - Options on bonds and other securities.

                                      - Swap contracts, including interest rate
                                        swaps, total return swaps, credit
                                        default swaps and contracts for
                                        differences.

                                      - Structured notes.

   USES OF DERIVATIVES
   (OTHER THAN FOREIGN CURRENCY)

   TYPES OF DERIVATIVES

   HEDGING                            - Traditional Hedging: Bond futures,
                                        related options, bond options and swap
                                        contracts used to hedge against a market or credit risk already generally present in the Fund.

                                      - Anticipatory Hedging: If the Fund
                                        receives or anticipates significant cash purchase transactions, the fund may hedge market risk (risk of not being invested in the market) by purchasing long futures contracts or entering into long swap contracts to obtain market exposure until such time as direct investments can be made efficiently. Conversely, if the Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell futures contracts or enter into short swap contracts while the Fund disposes of securities in an orderly fashion.

   INVESTMENT                         - The Fund may use derivative instruments
                                        (particularly long futures contracts,
                                        related options and long swap contracts) in place of investing directly in securities. Because a foreign derivative generally only provides the return of a foreign market in local currency terms, the Fund will often purchase a foreign currency forward in conjunction with using derivatives to give the effect of investing directly.

   RISK MANAGEMENT                    - The Fund may use options, futures,
                                        related options and swap contracts to
                                        adjust the weight of the Fund to a level the Manager believes is the optimal exposure to individual countries and issuers. Sometimes, such transactions are used as a precursor to actual sales and purchases.

FOREIGN CURRENCY TRANSACTIONS

   TYPES OF FOREIGN CURRENCY
     TRANSACTIONS                     - Buying and selling spot currencies.

                                      - Forward foreign currency contracts.

                                      - Currency futures contracts and related
                                        options.

                                      - Options on currencies.

                                      - Currency swap contracts.

USES OF FOREIGN CURRENCY TRANSACTIONS

   HEDGING                            - Traditional Hedging: The Fund may effect
                                        foreign currency transactions -
                                        generally short forward or futures
                                        contracts - to hedge the risk of foreign currencies represented by its securities investments back into the U.S. dollar. The Fund is not required to hedge any of the currency risk obtained by investing in securities denominated in foreign currencies.

                                      - Anticipatory Hedging: When the Fund
                                        enters into a contract for the purchase
                                        or anticipates the need to purchase a
                                        security denominated in a foreign
                                        currency, it may "lock in" the U.S.
                                        dollar price of the security by buying
                                        the foreign currency or through currency forwards or futures.

                                      - Proxy Hedging: The Fund may hedge the
                                        exposure of a given foreign currency by
                                        using an instrument relating to a
                                        different currency, which the Manager
                                        believes is highly correlated to the
                                        currency being hedged.

   INVESTMENT                         - The Fund may enter into currency
                                        forwards or futures contracts in
                                        conjunction with entering into a futures contract on a foreign index in order to create synthetic foreign currency denominated securities.

   RISK MANAGEMENT                    - The Fund may use foreign currency
                                        transactions for risk management, which
                                        will permit the Fund to have foreign
                                        currency exposure that is significantly
                                        different than the currency exposure
                                        represented by its portfolio
                                        investments. This may include long and
                                        short exposure to particular currencies
                                        beyond the amount of the Fund's
                                        investment in securities denominated in
                                        that currency.

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND


ANY NUMERICAL OR PERCENTAGE LIMITATION SET FORTH IN THIS DOCUMENT WILL BE APPLIED ONLY AT THE TIME OF INITIAL INVESTMENT IN A SECURITY OR OTHER INVESTMENT. THE FUND DOES NOT UNDERTAKE TO ADJUST ITS PORTFOLIO IN THE CASE WHERE MARKET MOVEMENTS, CASH FLOWS OR OTHER FACTORS CAUSE ANY OF SUCH LIMITATIONS TO BE EXCEEDED. EXCEPT AS OTHERWISE INDICATED, NUMERICAL AND PERCENTAGE LIMITATIONS ARE EXPRESSED AS A PERCENTAGE OF THE FUND'S TOTAL ASSETS.

PERMITTED INVESTMENTS


         At least 65% of the Fund's total assets will be invested in or exposed to(41) "bonds." "Bonds" mean any fixed income obligations with an original maturity of two years or more, as well as "synthetic" bonds created by combining a futures contract or option on a fixed income security with cash, a cash equivalent investment or another fixed income security. While the Fund invests primarily in obligations denominated in foreign currencies, the Fund will employ currency transactions so that, under normal conditions, at least 75% of the Fund's net exposure to currencies will be to the U.S. dollar. The Fund invests directly in securities or indirectly in securities through investment in GMO Alpha LIBOR Fund. You may obtain information about Alpha LIBOR Fund by calling the Trust collect at 617-346-7646.


   securities issued by federal, state, local and
       foreign governments
   convertible bonds
   fixed income securities of private issuers depository receipts: ADRs, GDRs, EDRs foreign issues traded in the U.S. and abroad investment companies (including closed-end funds)
   preferred stock
   illiquid securities
   144A securities
   restricted securities
   reverse repurchase agreements
   zero coupon securities
   repurchase agreements
   securities purchased and sold on a when-issued or delayed delivery basis indexed securities firm commitments (with banks or broker-dealers)


   interest rate/bond futures and related options exchange-traded and OTC options on securities and indexes (including writing covered options)


   interest rate swap contracts
   total return swap contracts
   contracts for differences
   credit default swaps
   interest rate caps, floors and collars
   asset-backed securities including mortgage-backed, cmos, strips and residuals
   loan participations (and other direct debt) sovereign debt of emerging countries warrants


   GMO Alpha LIBOR Fund
   Commercial paper and other high quality cash equivalents and money market instruments of the type invested in by GMO Short-Term Income Fund.


   FOREIGN CURRENCY TRANSACTIONS      - The Fund may invest in spot currency
                                        transactions, forward currency
                                        contracts, currency swap contracts,
                                        options on currencies, currency futures
                                        and related options.

                                      - The Fund may also use synthetic bonds
                                        and synthetic foreign currency
                                        denominated securities(42) to
                                        approximate desired risk/return
                                        profiles.

PROHIBITED INVESTMENTS AND PRACTICES

   The Fund will not engage in the following practices except as indicated:

   PURCHASING SECURITIES ON MARGIN    - Except for short-term credits
                                        necessary for clearance of transactions.


   BORROWING MONEY                    - Except that the Fund may temporarily
                                        borrow up to 20% of its net assets from
                                        banks for the payment of redemptions or
                                        settlement of securities transactions,
                                        but not as a leveraged investment
                                        strategy.


----------
                  (41) The words "exposed to" as used in these guidelines mean that, for purposes of the relevant requirement or restriction, the total of the Fund's exposure to the relevant market or security through direct investments and through derivative instruments will be considered.

                  (42) The Fund may purchase forward foreign exchange contracts in conjunction with U.S. dollar-denominated securities in order to create a synthetic foreign currency denominated security.

   UNDERWRITING SECURITIES            - Except to the extent that the Fund is
                                        deemed an underwriter for securities law purposes in connection with disposition of portfolio investments.

   MAKING LOANS                       - Except that purchasing debt obligations,
                                        repurchase agreements and engaging in
                                        securities lending will not be
                                        considered making loans for this
                                        purpose. The Fund may loan securities
                                        valued at up to one-third of its total
                                        assets.

   PLEDGING, HYPOTHECATING OR         - Except that collateral arrangements with
   MORTGAGING FUND ASSETS               respect to swap agreements, the writing
                                        of options, index, interest rate,
                                        currency or other futures contracts,
                                        options on futures contracts and
                                        collateral arrangements with respect to
                                        initial and variation margin are not
                                        deemed to be a pledge or other
                                        encumbrance of assets. The deposit of
                                        securities or cash or cash equivalents
                                        in escrow in connection with the writing of covered call or put options, respectively, is also not deemed to be a pledge or encumbrance.

   MAKING SHORT SALES OF SECURITIES
   INVESTMENT IN BANKRUPT CORPORATE SECURITIES
   SELLING UNCOVERED PUT OR CALL OPTIONS ON SECURITIES OR INDEXES
   INVESTING IN REAL ESTATE
   INVESTING IN NON-FINANCIAL COMMODITY CONTRACTS
   PARTICIPATING IN DIRECTED BROKERAGE ARRANGEMENTS
   MAKING INVESTMENTS FOR THE PURPOSE OF GAINING CONTROL OF A COMPANY'S
     MANAGEMENT

RESTRICTIONS AND LIMITATIONS

   OPTIONS ON SECURITIES              - No more than 10% of the Fund's net
                                        assets will be invested in time premiums on options on particular securities (as opposed to options on indexes).




   ILLIQUID SECURITIES                - No more than 15% of the Fund's net
                                        assets will be invested in illiquid
                                        securities.


   INVESTMENT IN LOWER-RATED
     SECURITIES                       - The Fund will invest less than 25% of
                                        its assets in securities rated BBB-/Baa3 or less (or equivalent, as determined by the Manager).






CONCENTRATION


   CONCENTRATION                      - The Fund will not invest more than 25%
                                        of its total assets in a single
                                        industry.


   DERIVATIVE INSTRUMENTS

   DERIVATIVES AND GMO'S GLOBAL BOND  - The Fund is not specifically limited
   STRATEGY with respect to the extent to which derivatives may be used, or with respect to the absolute face value of the derivative positions employed. Instead, effective market exposure is controlled by controlling the projected tracking error relative to the Fund's benchmark. However, this will mean that the Fund may be leveraged if measured in terms of aggregate exposure of the Fund's assets.
                                        Note: The Fund is a currency-hedged fund in that it seeks to limit its aggregate net exposure to foreign currencies (assuming complete offset of overweighted and underweighted positions across all currency markets) to not more than 25% of the Fund's net asset value. However, the Fund will not specifically hedge the currency exposure represented by the Fund's investments in foreign bonds and synthetic foreign currency denominated fixed income securities.


   TYPES OF DERIVATIVES               - Options, futures contracts and related
                                        options on bonds or baskets or indexes
                                        of securities.

                                      - Options on bonds and other securities.

                                      - Swap contracts, including interest rate
                                        swaps, total return swaps, credit
                                        default swaps and contracts for
                                        differences.

                                      - Structured notes.

   USES OF DERIVATIVES
   (OTHER THAN FOREIGN CURRENCY)

   HEDGING                            - Traditional Hedging: Bond futures,
                                        related options, bond options and swap
                                        contracts used to hedge against a market or credit risk already generally present in the Fund.

                                      - Anticipatory Hedging: If the Fund
                                        receives or anticipates significant cash purchase transactions, the fund may hedge market risk (risk of not being invested in the market) by purchasing long futures contracts or entering into long swap contracts to obtain market exposure until such time as direct investments can be made efficiently. Conversely, if the Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell futures contracts or enter into short swap contracts while the Fund disposes of securities in an orderly fashion.


   INVESTMENT                         - The Fund may use derivative instruments
                                        (particularly long futures contracts,
                                        related options and long swap contracts) in place of investing directly in securities. Because a foreign derivative generally only provides the return of a foreign market in local currency terms, the Fund will often purchase a foreign currency forward in conjunction with using derivatives to give the effect of investing directly.


   RISK MANAGEMENT                    - The Fund may use options, futures,
                                        related options and swap contracts to
                                        adjust the weight of the Fund to a level the Manager believes is the optimal exposure to individual countries and issuers. Sometimes, such transactions are used as a precursor to actual sales and purchases.


   LIMITATIONS ON THE USE OF
     DERIVATIVES                      - Counterparties used for OTC derivatives
                                        must have a long-term debt rating of A
                                        or higher when the derivative is entered into. Occasionally, short-term derivatives will be entered into with counterparties that have only high short-term debt ratings.


FOREIGN CURRENCY TRANSACTIONS

   TYPES OF FOREIGN CURRENCY
     TRANSACTIONS                     - Buying and selling spot currencies.
                                      - Forward foreign currency contracts.
                                      - Currency futures contracts and related
                                        options.
                                      - Options on currencies.
                                      - Currency swap contracts.

USES OF FOREIGN CURRENCY TRANSACTIONS

   HEDGING                            - Traditional Hedging: The Fund may
                                        effect foreign currency transactions -
                                        generally short forward or futures
                                        contracts - to hedge the risk of foreign currencies represented by its securities investments back into the U.S. dollar. The Fund is not required to hedge any of the currency risk obtained by investing in securities denominated in foreign currencies.

                                      - Anticipatory Hedging: When the Fund
                                        enters into a contract to purchase or
                                        anticipates the need to purchase a
                                        security denominated in a foreign
                                        currency, it may "lock in" the U.S.
                                        dollar price of the security by buying
                                        the foreign currency or through currency forwards or futures

                                      - Proxy Hedging: The Fund may hedge the
                                        exposure of a particular foreign
                                        currency by using an instrument relating to a different currency, which the Manager believes is highly correlated to the currency being hedged.

   INVESTMENT                         - The Fund may enter into currency
                                        forwards or futures contracts in
                                        conjunction with entering into a futures contract on a foreign index in order to create synthetic foreign currency denominated securities.


   RISK MANAGEMENT                    - The Fund may use foreign currency
                                        transactions for risk management, which
                                        will permit the Fund to have foreign
                                        currency exposure that is significantly
                                        different than the currency exposure
                                        represented by its portfolio
                                        investments. This may include long and
                                        short exposure to particular currencies
                                        beyond the amount of the Fund's
                                        investment in securities denominated in
                                        that currency.

GMO GLOBAL BOND FUND


ANY NUMERICAL OR PERCENTAGE LIMITATION SET FORTH IN THIS DOCUMENT WILL BE APPLIED ONLY AT THE TIME OF INITIAL INVESTMENT IN A SECURITY OR OTHER INVESTMENT. THE FUND DOES NOT UNDERTAKE TO ADJUST ITS PORTFOLIO IN THE CASE WHERE MARKET MOVEMENTS, CASH FLOWS OR OTHER FACTORS CAUSE ANY OF SUCH LIMITATIONS TO BE EXCEEDED. EXCEPT AS OTHERWISE INDICATED, NUMERICAL AND PERCENTAGE LIMITATIONS ARE EXPRESSED AS A PERCENTAGE OF THE FUND'S TOTAL ASSETS.

PERMITTED INVESTMENTS





   At least 65% of the Fund's total assets will be invested in or exposed to(43) "bonds", either directly, or indirectly through investment in the GMO Alpha LIBOR Fund. "Bonds" mean any fixed income obligations with an original maturity of two years or more, as well as "synthetic" bonds created by combining a futures contract or option on a fixed income security with cash, a cash equivalent investment or another fixed income security. The Fund invests directly in securities or indirectly in securities through investment in GMO Alpha LIBOR Fund. You may obtain information about Alpha LIBOR Fund by calling the Trust collect at 617-346-7646.


   GMO Alpha LIBOR Fund
   securities issued by federal, state, local and foreign governments asset-backed securities including mortgage-
        backed, CMOs, strips and residuals
   convertible bonds
   fixed income securities of private issuers depository receipts: ADRs, GDRs, EDRs foreign issues traded in the U.S. and abroad investment companies (open & closed end) preferred stock illiquid securities
   144A securities
   restricted securities
   repurchase agreements
   reverse repurchase agreements
   dollar roll transactions
   adjustable rate securities
   zero coupon securities
   securities purchased and sold on a when-issued or delayed delivery basis indexed securities firm commitments (with banks or broker-dealers) interest rate/bond futures and related options exchange-traded and OTC options on securities and indexes (including writing covered options)
   interest rate swap contracts
   total return swap contracts
   contracts for differences
   credit default swaps
   interest rate caps, floors and collars
   loan participations (and other direct debt) sovereign debt of emerging countries warrants commercial paper and other high quality cash equivalents and money market instruments of the type invested in by the GMO Short-Term Income Fund
   GMO Alpha LIBOR Fund
   Commercial paper and other
   high quality cash
   equivalents and money market
   instruments of the type
   invested in by GMO
   Short-Term Income Fund.


   FOREIGN CURRENCY TRANSACTIONS      - The Fund may invest in spot currency
                                        transactions, forward currency
                                        contracts, currency swap contracts,
                                        options on currencies, currency futures
                                        and related options.

                                      - The Fund may also use synthetic bonds
                                        and synthetic foreign currency
                                        denominated securities(44) to
                                        approximate desired risk/return
                                        profiles.

PROHIBITED INVESTMENTS AND PRACTICES

   The Fund will not engage in the following practices except as indicated:


   PURCHASING SECURITIES ON MARGIN    - Except for short-term credits necessary
                                        for clearance of transactions.


----------
                  (43) The words "exposed to" as used in these guidelines mean that, for purposes of the relevant requirement or restriction, the total of the Fund's exposure to the relevant market or security through direct investments, investments in other investment companies and through derivative instruments will be considered.

                  (44) The Fund may purchase forward foreign exchange contracts in conjunction with U.S. dollar-denominated securities in order to create a synthetic foreign currency denominated security.

   BORROWING MONEY                    - Except that the Fund may temporarily
                                        borrow up to 20% of its net assets from
                                        banks for the payment of redemptions or
                                        settlement of securities transactions,
                                        but not as a leveraged investment
                                        strategy.

   UNDERWRITING SECURITIES            - Except to the extent that the Fund is
                                        deemed an underwriter for securities law purposes in connection with disposition of portfolio investments.

   MAKING LOANS                       - Except that purchasing debt obligations,
                                        repurchase agreements and engaging in
                                        securities lending will not be
                                        considered making loans for this
                                        purpose. The Fund may loan securities
                                        valued at up to one-third of its total
                                        assets.

   PLEDGING, HYPOTHECATING OR
   MORTGAGING FUND ASSETS             - Except that collateral arrangements with
                                        respect to swap agreements, the writing
                                        of options, index, interest rate,
                                        currency or other futures contracts,
                                        options on futures contracts and
                                        collateral arrangements with respect to
                                        initial and variation margin are not
                                        deemed to be a pledge or other
                                        encumbrance of assets. The deposit of
                                        securities, cash or cash equivalents in
                                        escrow in connection with the writing of covered call or put options, respectively, is also not deemed to be a pledge or encumbrance.


   MAKING SHORT SALES OF SECURITIES
   INVESTMENT IN BANKRUPT CORPORATE SECURITIES
   SELLING UNCOVERED PUT OR CALL OPTIONS ON SECURITIES OR INDEXES
   INVESTING IN REAL ESTATE
   INVESTING IN NON-FINANCIAL COMMODITY CONTRACTS
   PARTICIPATING IN DIRECTED BROKERAGE ARRANGEMENTS
   MAKING INVESTMENTS FOR THE PURPOSE OF GAINING CONTROL OF A COMPANY'S
     MANAGEMENT

RESTRICTIONS AND LIMITATIONS

   OPTIONS ON SECURITIES              - No more than 10% of the Fund's net
                                        assets will be invested in time premiums on options on particular securities (as opposed to options on indexes).

   ILLIQUID SECURITIES                - No more than 15% of the Fund's net
                                        assets will be invested in illiquid
                                        securities.







CONCENTRATION

     CONCENTRATION                    - The Fund will not invest more than 25%
                                        of its total assets in a single
                                        industry.

DERIVATIVE INSTRUMENTS

DERIVATIVES AND GMO'S GLOBAL BOND
STRATEGY                              - The fundamental strategy of the Fund
                                        requires that the Fund take active
                                        over-weighted and under-weighted
                                        positions with respect to particular
                                        bond markets and currencies relative to
                                        the Fund's performance benchmark. Often
                                        these active positions will be achieved
                                        using long and short derivative
                                        positions and combinations of such
                                        positions to create synthetic
                                        securities. The Fund is not specifically limited with respect to the extent to which derivatives may be used, or with respect to the absolute face value of the derivative positions employed. Instead, effective market exposure is controlled by controlling the projected tracking error relative to the Fund's benchmark. However, this will mean that the Fund may be leveraged if measured in terms of aggregate exposure of the Fund's assets.

   TYPES OF DERIVATIVES               - Options, futures contracts and related
                                        options on bonds or baskets or indexes
                                        of securities

                                      - Options on bonds and other securities

                                      - Swap contracts, including interest
                                        rate swaps, total return swaps, credit
                                        default swaps and contracts for
                                        differences

                                      - Structured notes

   USES OF DERIVATIVES
   (OTHER THAN FOREIGN CURRENCY)

   HEDGING                            - Traditional Hedging: Bond futures,
                                        related options, bond options and swap
                                        contracts used to hedge against a market or credit risk already generally present in the Fund.

                                      - Anticipatory Hedging: If the Fund
                                        receives or anticipates significant cash purchase transactions, the fund may hedge market risk (risk of not being invested in the market) by purchasing long futures contracts or entering into long swap contracts to obtain market exposure until such time as direct investments can be made efficiently. Conversely, if the Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell futures contracts or enter into short swap contracts while the Fund disposes of securities in an orderly fashion.

   INVESTMENT                         - The Fund may use derivative instruments
                                        (particularly long futures contracts,
                                        related options and long swap contracts) in place of investing directly in securities. Because a foreign derivative generally only provides the return of a foreign market in local currency terms, the Fund will often purchase a foreign currency forward in conjunction with using derivatives to give the effect of investing directly.

   RISK MANAGEMENT                    - The Fund may use options, futures,
                                        related options and swap contracts to
                                        adjust the weight of the Fund to a level the Manager believes is the optimal exposure to individual countries and issuers. Sometimes, such transactions are used as a precursor to actual sales and purchases.

   LIMITATIONS ON THE USE OF
   DERIVATIVES                        - Counterparties used for OTC derivatives
                                        must have a long-term debt rating of A
                                        or higher when the derivative is entered into. Occasionally, short-term derivatives will be entered into with counterparties that have only high short-term debt ratings.

FOREIGN CURRENCY TRANSACTIONS

   TYPES OF FOREIGN CURRENCY
   TRANSACTIONS                       - Buying and selling spot currencies

                                      - Forward foreign currency contracts

                                      - Currency futures contracts and related
                                        options

                                      - Options on currencies

                                      - Currency swap contracts

   USES OF FOREIGN CURRENCY TRANSACTIONS

   HEDGING                            - Traditional Hedging: The Fund may
                                        effect foreign currency transactions -
                                        generally short forward or futures
                                        contracts - to hedge the risk of foreign currencies represented by its securities investments back into the U.S. dollar. The Fund is not required to hedge any of the currency risk obtained by investing in securities denominated in foreign currencies.

                                      - Anticipatory Hedging: When the Fund
                                        enters into a contract for the purchase
                                        or anticipates the need to purchase a
                                        security denominated in a foreign
                                        currency, it may "lock in" the U.S.
                                        dollar price of the security by buying
                                        the foreign currency or through currency forwards or futures.

                                      - Proxy Hedging: The Fund may hedge the
                                        exposure of a given foreign currency by
                                        using an instrument relating to a
                                        different currency, which the Manager
                                        believes is highly correlated to the
                                        currency being hedged.

   INVESTMENT                         - The Fund may enter into currency
                                        forwards or futures contracts in
                                        conjunction with entering into a futures contract on a foreign index in order to create synthetic foreign currency denominated securities.


   RISK MANAGEMENT                    - The Fund may use foreign currency
                                        transactions for risk management, which
                                        will permit the Fund to have foreign
                                        currency exposure that is significantly
                                        different than the currency exposure
                                        represented by its portfolio
                                        investments. This may include long and
                                        short exposure to particular currencies
                                        beyond the amount of the Fund's
                                        investment in securities denominated in
                                        that currency.

GMO EMERGING COUNTRY DEBT FUND


ANY NUMERICAL OR PERCENTAGE LIMITATION SET FORTH IN THIS DOCUMENT WILL BE APPLIED ONLY AT THE TIME OF INITIAL INVESTMENT IN A SECURITY OR OTHER INVESTMENT. THE FUND DOES NOT UNDERTAKE TO ADJUST ITS PORTFOLIO IN THE CASE WHERE MARKET MOVEMENTS, CASH FLOWS OR OTHER FACTORS CAUSE ANY OF SUCH LIMITATIONS TO BE EXCEEDED. EXCEPT AS OTHERWISE INDICATED, NUMERICAL AND PERCENTAGE LIMITATIONS ARE EXPRESSED AS A PERCENTAGE OF THE FUND'S TOTAL ASSETS.

PERMITTED INVESTMENTS


The Fund invests directly in securities or indirectly in securities through investment in GMO Alpha LIBOR Fund. You may obtain information about Alpha LIBOR Fund by calling the Trust collect at 617-346-764.



FIXED INCOME SECURITIES:


   securities issued by federal, state, local          - At least 65% of the Fund's total assets will be invested
   and foreign governments                               in or exposed to(45) bonds.
   convertible bonds, brady bonds
   sovereign debt
   private issues                                      - At least 50% of the Fund's total assets will be
   loan participations (and other direct debt)           denominated in, or hedged into, U.S. dollars.


OTHER INVESTMENTS:                                     - At least 65% of the Fund's total assets will be invested
   foreign issues traded in the U.S. and abroad          in debt securities of Emerging Countries.
   investment companies (open and closed-end)
   preferred stock
   illiquid securities
   144A securities
   restricted securities
   reverse repurchase agreements
   securities purchased and sold on a
       when-issued or delayed delivery basis
   indexed securities
   firm commitments (with banks or
       broker-dealers)
   exchange-traded and OTC options on
       securities and indexes (including writing
       covered options)
   interest rate swap contracts
   total return swap contracts
   contracts for differences
   credit default swaps
   interest rate caps, floors and collars
   asset-backed securities including
      mortgage-backed, CMOs, strips
      and residuals
   warrants
   repurchase agreements
   lower-rated securities
   GMP Alpha LIBOR Fund
   commercial paper and other high quality
   cash equivalents and money market
   instruments of the type invested in by GMO
   Short-Term Income Fund.


----------
                  (45) The words "exposed to" as used in these guidelines mean that, for purposes of the relevant requirement or restriction, the total of the Fund's exposure to the relevant market or security through direct investments and through derivative instruments will be considered.

   FOREIGN CURRENCY TRANSACTIONS      - The Fund may invest in spot currency
                                        transactions, forward currency
                                        contracts, currency swap contracts,
                                        options on currencies, currency futures
                                        and related options.

                                      - The Fund may also use synthetic
                                        bonds(46) and synthetic foreign currency denominated securities(47) to approximate desired risk/return profiles.

PROHIBITED INVESTMENTS AND PRACTICES

   The Fund will not engage in the following practices except as indicated:

   PURCHASING SECURITIES ON MARGIN    - Except for short-term credits
                                        necessary for clearance of transactions.

   BORROWING MONEY                    - Except that the Fund may temporarily
                                        borrow up to 20% of its net assets from
                                        banks for the payment of redemptions or
                                        settlement of securities transactions,
                                        but not as a leveraged investment
                                        strategy.

   UNDERWRITING SECURITIES            - Except to the extent that the Fund is
                                        deemed an underwriter for securities law purposes in connection with disposition of portfolio investments.

   MAKING LOANS                       - Except that purchasing debt obligations,
                                        repurchase agreements and engaging in
                                        securities lending will not be
                                        considered making loans for this
                                        purpose. The Fund may loan securities
                                        valued at up to one-third of its total
                                        assets.

PLEDGING, HYPOTHECATING OR MORTGAGING - Except that collateral arrangements with respect to swap FUND ASSETS agreements,
                                        the writing of options, index, interest
                                        rate, currency or other futures
                                        contracts, options on futures contracts
                                        and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets. The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively, is also not deemed to be a pledge or encumbrance.

   INVESTING IN SECURITIES ISSUED BY NORTHERN IRELAND COMPANIES
   INVESTING IN SECURITIES ISSUED BY IRANIAN COMPANIES
   INVESTING IN BANKRUPT CORPORATE SECURITIES
   SELLING UNCOVERED PUT OR CALL OPTIONS ON SECURITIES OR INDEXES
   INVESTING IN REAL ESTATE
   INVESTING IN NON-FINANCIAL COMMODITY CONTRACTS
   MAKING INVESTMENTS FOR THE PURPOSE OF GAINING CONTROL OF A COMPANY'S
     MANAGEMENT
   MAKING SHORT SALES OF SECURITIES


   PARTICIPATING IN DIRECTED BROKERAGE ARRANGEMENTS


RESTRICTIONS AND LIMITATIONS

   OPTIONS ON SECURITIES              - No more than 10% of the Fund's net
                                        assets will be invested in time premiums on options on particular securities (as opposed to options on indexes).




   ILLIQUID SECURITIES                - No more than 15% of the Fund's net
                                        assets will be invested in illiquid
                                        securities.




DIVERSIFICATION/CONCENTRATION

   DIVERSIFICATION                    - Except for U.S. government securities,
                                        cash, and money market instruments, the
                                        Fund will not invest more than 25% of
                                        its assets in the securities of a single issuer.

   CONCENTRATION                      - The Fund will not invest more than 25%
                                        of its total assets in a single
                                        industry.

DERIVATIVE INSTRUMENTS (OTHER THAN FOREIGN CURRENCY)

   TYPES OF DERIVATIVES               - Options, futures contracts and related
                                        options on bonds or baskets or indexes
                                        of

----------
                  (46) For investment purposes, the Fund may combine futures contracts or options on fixed income securities with cash, cash equivalent investments or other fixed income securities to create "synthetic" bonds.

                  (47) The Fund may purchase forward foreign exchange contracts in conjunction with U.S. dollar-denominated securities in order to create a synthetic foreign currency-denominated security.

                                        securities.

                                      - Options on bonds and other securities.

                                      - Swap contracts, including interest rate
                                        swaps, total return swaps, credit
                                        default swaps and contracts for
                                        differences.

                                      - Structured notes.

   USES OF DERIVATIVES

   HEDGING                            - Traditional Hedging: Bond futures,
                                        related options, Bond options and swap
                                        contracts used to hedge against a market or credit risk already generally present in the Fund.

                                      - Anticipatory Hedging: If the Fund
                                        receives or anticipates significant cash purchase transactions, the fund may hedge market risk (risk of not being invested in the market) by purchasing long futures contracts or entering into long swap contracts to obtain market exposure until such time as direct investments can be made efficiently. Conversely, if the Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell futures contracts or enter into short swap contracts while the Fund disposes of securities in an orderly fashion.

   INVESTMENT                         - The Fund may use derivative instruments
                                        (particularly long futures contracts,
                                        related options and long swap contracts) in place of investing directly in securities. Because a foreign derivative generally only provides the return of a foreign market in local currency terms, the Fund will often purchase a foreign currency forward in conjunction with using derivatives to give the effect of investing directly.

   RISK MANAGEMENT -                  - The Fund may use options, futures,
   SYNTHETIC SALES AND PURCHASES        related options and swap contracts to
                                        adjust the weight of the Fund to a level the Manager believes is the optimal exposure to individual countries and issuers. Sometimes, such transactions are used as a precursor to actual sales and purchases.

   LIMITATIONS ON THE USE OF
   DERIVATIVES                        - There is no limit on the use of
                                        derivatives for hedging purposes.




                                      - Except when such instruments are used
                                        for bona fide hedging, no more than 5%
                                        of the Fund's net assets will be
                                        committed to initial margin on futures
                                        contracts and time premiums on related
                                        options.

                                      - Counterparties used for OTC derivatives
                                        must have a long-term debt rating of A
                                        or higher when the derivative is entered into. Occasionally, short-term derivatives will be entered into with counterparties that have only high short-term debt ratings.

FOREIGN CURRENCY TRANSACTIONS

   TYPES OF FOREIGN CURRENCY
   TRANSACTIONS                       - Buying and selling spot currencies.
                                      - Forward foreign currency contracts.
                                      - Currency futures contracts and related
                                        options.
                                      - Options on currencies.
                                      - Currency swap contracts.

USES OF FOREIGN CURRENCY TRANSACTIONS

   HEDGING                            - Traditional Hedging: The Fund may effect
                                        foreign currency transactions -
                                        generally short forward or futures
                                        contracts - to hedge the risk of foreign currencies represented by its securities investments back into the U.S. dollar. The Fund is not required to hedge any of the currency risk obtained by investing in securities denominated in foreign currencies.

                                      - Anticipatory Hedging: When the Fund
                                        enters into a contract for the purchase
                                        or anticipates the need to purchase a
                                        security denominated in a foreign
                                        currency, it may "lock in" the U.S.
                                        dollar price of the security by buying
                                        the foreign currency or through currency forwards or futures.

                                      - Proxy Hedging: The Fund may hedge the
                                        exposure of a given foreign currency by
                                        using an instrument relating to a
                                        different currency, which the Manager
                                        believes is highly correlated to the
                                        currency being hedged.

   INVESTMENT                         - The Fund may enter into currency
                                        forwards or futures contracts in
                                        conjunction with entering into a futures contract on a foreign index in order to create synthetic foreign currency-denominated securities.


   RISK MANAGEMENT                    - The Fund may use foreign currency
                                        transactions for risk management, which
                                        will permit the Fund to have foreign
                                        currency exposure that is significantly
                                        different than the currency exposure
                                        represented by its portfolio
                                        investments. This may include long and
                                        short exposure to particular currencies
                                        beyond the amount of the Fund's
                                        investment in securities denominated in
                                        that currency.


   LIMITATIONS OF FOREIGN CURRENCY
   TRANSACTIONS                       - The aggregate absolute face value of all
                                        currency forward, currency futures and
                                        currency swap contracts (without regard
                                        to sign and assuming no offset of long
                                        and short positions, and counting both
                                        components of any contract for
                                        differences) will not exceed 50% of the
                                        Fund's total assets.

GMO SHORT-TERM INCOME FUND


ANY NUMERICAL OR PERCENTAGE LIMITATION SET FORTH IN THIS DOCUMENT WILL BE APPLIED ONLY AT THE TIME OF INITIAL INVESTMENT IN A SECURITY OR OTHER INVESTMENT. THE FUND DOES NOT UNDERTAKE TO ADJUST ITS PORTFOLIO IN THE CASE WHERE MARKET MOVEMENTS, CASH FLOWS OR OTHER FACTORS CAUSE ANY OF SUCH LIMITATIONS TO BE EXCEEDED. EXCEPT AS OTHERWISE INDICATED, NUMERICAL AND PERCENTAGE LIMITATIONS ARE EXPRESSED AS A PERCENTAGE OF THE FUND'S TOTAL ASSETS.


The Fund invests directly in securities or indirectly in securities through investment in GMO Alpha LIBOR Fund. You may obtain information about Alpha LIBOR Fund by calling the Trust collect at 617-346-7646.


PERMITTED INVESTMENTS

   GMO Alpha LIBOR Fund                                      -  The Fund seeks to maintain a duration of not greater
   U.S. government securities                                   than two years.
   prime commercial paper
   master demand notes
   certificates of  deposit
   bankers' acceptances
   other bank obligations (including foreign
       branches of domestic banks)
   foreign securities
   repurchase agreements
   adjustable rate securities
   asset backed securities including mortgage-
       backed, CMO's, strips and residuals
   high quality corporate debt securities
       (including those backed by pools of
       commercial or consumer finance loans)
   warrants
   lower-rated securities
   investment companies
   firm commitments (with banks or broker-dealers)
       interest rate/bond futures and related options
       exchange-traded and OTC options on securities
       and indexes (including writing covered options)
   interest rate swap contracts
   total return swap contracts
   contracts for differences
   interest rate caps, floors and collars
   indexed securities
   securities purchased and sold on a
       when-issued or delayed delivery basis

   The Fund may purchase any of the above instruments through firm commitment arrangements with domestic commercial banks and registered broker-dealers. The Fund may enter into repurchase agreements with such banks and broker-dealers with respect to any of the above instruments and with respect to longer term U.S. Government Securities or corporate debt securities rated at least "AA" by S&P or at least "Aa" by Moody's. When the Fund has purchased a security subject to a repurchase agreement, the amount and maturity of the Fund's investment will be determined by reference to the amount and term of the repurchase agreement, not by reference to the underlying security.


PROHIBITED INVESTMENTS AND PRACTICES
   The Fund will not engage in the following practices except as indicated:



   INVEST IN BANKRUPT CORPORATE SECURITIES


   PURCHASING SECURITIES ON MARGIN               -    Except  for  short-term   credits  necessary  for  clearance  of
                                                      transactions.

   BORROWING MONEY                               -    Except that the Fund may temporarily  borrow up to 5% of its net assets from

                                                      banks for the payment of redemptions or settlement of securities
                                                      transactions,   but  not  as  a  leveraged  investment strategy.

   UNDERWRITING SECURITIES                       -    Except to the extent that the Fund is deemed an underwriter  for
                                                      securities   law  purposes  in  connection   with   disposition  of
                                                      portfolio investments.

   MAKING LOANS                                  -    Except that purchasing debt obligations, repurchase agreements and engaging in securities lending will not be considered making loans for this purpose. The Fund may loan securities valued at up to one-third of its total assets.

   PLEDGING, HYPOTHECATING OR                    -    Except regarding  collateral  arrangements  with respect to swap
   MORTGAGING FUND ASSETS                             agreements,  the writing of options,  index, interest rate, currency or other futures contracts, options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets. The deposit of securities, cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively, is also not deemed to be a pledge or encumbrance.


   INVESTING IN BANKRUPT CORPORATE SECURITIES
   INVESTING IN NON-FINANCIAL COMMODITY CONTRACTS
   PARTICIPATING IN DIRECTED BROKERAGE ARRANGEMENTS
   MAKING SHORT SALES OF SECURITIES
   SELLING UNCOVERED PUT OR CALL OPTIONS ON SECURITIES OR INDEXES
   INVESTING DIRECTLY IN REAL ESTATE
   MAKING INVESTMENT FOR THE PURPOSE OF GAINING CONTROL OF A COMPANY'S
    MANAGEMENT


RESTRICTIONS AND LIMITATIONS


   ILLIQUID SECURITIES                           -    No more than 15% of the Fund's net assets  will be  invested  in illiquid securities.

   PRIME COMMERCIAL PAPER/                       -    At the time of direct  investment,  prime  commercial  paper and
    DEMAND NOTES                                      master  demand  notes  must be rated  "A-1" by S&P or  "Prime-1" by
                                                      Moody's or, if unrated, issued by companies having an outstanding debt issue rated at least "AA" by S&P or at least "Aa" by Moody's.

   CONCENTRATION                                 -    The Fund will not invest more than 25% of its total assets in securities of issuers in any one industry, except that up to 100% of the Fund's assets may be invested in obligations issued by banks.

  DERIVATIVE INSTRUMENTS

   TYPES OF DERIVATIVES                          -    Options, futures contracts and related options on bonds or baskets or indexes of securities

                                                 -    Options on bonds and other securities

                                                 -    Swap contracts, including interest rate swaps, total return swaps, credit default swaps and contracts for differences

                                                 -    Structured notes

   USES OF DERIVATIVES

   HEDGING                                       -    Traditional  Hedging:   Bond  futures,   related  options,  Bond
                                                      options and swap contracts used to hedge against a market or credit risk already generally present in the Fund.

                                                 -    Anticipatory  Hedging:  If  the  Fund  receives  or  anticipates significant  cash purchase  transactions,  the fund may hedge market risk (risk of not being invested in the market) by purchasing long futures contracts or entering into long swap contracts to obtain market exposure until such time as direct investments can be made efficiently. Conversely, if the Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell futures contracts or enter into short swap contracts while the Fund disposes of securities in an orderly fashion.

   INVESTMENT                                    -    The Fund may use derivative instruments (particularly long futures contracts, related options and long swap contracts) in place of investing  directly in securities.

   RISK MANAGEMENT                               -    The Fund may use options,futures, related options and swap contracts to adjust the weight of the Fund to a level the
                                                      Manager believes is the optimal exposure to individual countries and issuers. Sometimes, such transactions are used as a
                                                      precursor to actual sales and purchases.

   LIMITATIONS ON THE USE OF                     -    Counterparties used for OTC derivatives must have a long-term
   DERIVATIVES                                        debt rating of A or higher when the derivative is entered into.
                                                      Occasionally, short-term derivatives will be entered into with counterparties that have only high short-term debt ratings.

GMO GLOBAL HEDGED EQUITY FUND

The Global Hedged Equity Fund seeks high total return consistent with minimal exposure to general equity market risk. Although at least 65% of the Fund's total assets will be invested in equity securities either directly or indirectly through investment in other Funds of the Trust as described below ("underlying Funds"), as a result of the Fund's hedging techniques, the Fund expects to create a return more similar to that received by an investment in fixed income securities. The Fund will pursue its investment objective by investing substantially all of its assets in a combination of (i) equity securities, (ii) GMO Domestic Equity Funds and GMO International Equity Funds (including the GMO Emerging Markets Funds) (iii) derivative instruments intended to hedge the value of the Fund's equity securities held directly or through investment in underlying Funds against substantially all of the general movements in the relevant equity market(s), including hedges against substantially all of the changes in the value of the U.S. dollar relative to the currencies represented in the indexes used to hedge general equity market risk and (iv) long interest rate futures contracts intended to adjust the duration of the theoretical fixed income security embedded in the pricing of the derivatives used for hedging the Fund's equity exposure (the "Theoretical Fixed Income Security"). To the extent that the Fund's portfolio strategy is successful, the Fund is expected to achieve a total return consisting of (i) the performance of the Fund's equity securities held directly or through in investment in underlying Funds, relative to the relevant equity market indexes (including appreciation or depreciation of any overweighted currency relative to the currency weighting of the equity hedge), plus or minus (ii) short-term capital gains or losses approximately equal to the total return on the Theoretical Fixed Income Security, plus or minus (iii) capital gains or losses on the Fund's interest rate futures positions, minus (iv) transaction costs and other Fund expenses.

ANY NUMERICAL OR PERCENTAGE LIMITATION SET FORTH IN THIS DOCUMENT WILL BE APPLIED ONLY AT THE TIME OF INITIAL INVESTMENT IN A SECURITY OR OTHER INVESTMENT. THE FUND DOES NOT UNDERTAKE TO ADJUST ITS PORTFOLIO IN THE CASE WHERE MARKET MOVEMENTS, CASH FLOWS OR OTHER FACTORS CAUSE ANY OF SUCH LIMITATIONS TO BE EXCEEDED. EXCEPT AS OTHERWISE INDICATED, NUMERICAL AND PERCENTAGE LIMITATIONS ARE EXPRESSED AS A PERCENTAGE OF THE FUND'S TOTAL ASSETS.

PERMITTED INVESTMENTS
LONG POSITIONS:


EQUITY SECURITIES:                               OTHER EQUITY SECURITIES:
common stocks                                    depository receipts: ADRs, GDRs, EDRs
convertible bonds                                foreign issues traded in the U.S. and abroad
preferred stocks                                 investment companies (open and closed-end)
warrants or rights                               illiquid securities
                                                 144A Securities
GMO FUNDS:(48)                                   restricted securities
U. S. Core Fund                                  equity futures and related options
Tobacco-Free Core Fund                           exchange-traded and OTC Options on securities and Indexes
Value Fund                                       (including writing covered options)
Intrinsic Value Fund                             equity swap contracts
Growth Fund                                      contracts for differences
Small Cap Value Fund                             interest rate futures contracts
Small Cap Growth Fund                            repurchase agreements
REIT Fund
International Core Fund
Currency Hedged International Core Fund
Foreign Fund
International Small Companies Fund
Japan Fund
Emerging Markets Fund
Evolving Countries Fund
Asia Fund
Global Properties Fund


----------
         (48) Investors should review the Summary of Investment Guidelines for each of these underlying Funds in considering investment in the Global Hedged Equity Fund.

-    At least 65% of the Fund's total assets will be invested in or exposed to
     (49) equity securities.

- The Fund will generally invest in at least 125 different common stocks chosen from among the U.S. stocks in which the GMO Core Fund is permitted to invest and stocks traded primarily outside of the United States in which the GMO International Core Fund is permitted to invest. To the extent that the Underlying Funds are used, this requirement is intended to apply to the securities in which the Underlying Funds invest.

- The Fund may invest up to 20% of its total assets in securities of issuers in newly industrialized countries of the type invested in by the GMO Emerging Markets Fund.

- The Fund may invest in the securities identified in this Summary directly or through investment in other Funds of GMO Trust ("Underlying Funds") as set forth above. Thus, the Fund may operate as a Fund of Funds.


 SHORT POSITIONS:                                -    The Fund will enter into short EAFE futures contracts or swap contracts where the Fund pays to the counterparty the positive return of EAFE (or EAFE with a reduced weight in Japan) as a notional invested value, and receives an interest payment and the negative return of the index on such notional amount

                                                 -    The Fund will enter into short futures contracts and/or short swap contracts on the S&P 500 Index or other established U.S. market indexes.

                                                 -    The face value of the futures and swaps will be less than or equal to the value of stocks held long at the time the futures and swaps are implemented.

                                                 -    The Fund may use futures or options to raise the underlying short-term interest rate return up to the return of a 2-year U.S. Treasury note.

                                                 -    Each of the Underlying Funds may make use of derivatives, as described in the
                                                      Investment Guidelines applicable to each such Fund.

  FOREIGN CURRENCY TRANSACTIONS                  -    The Fund may invest in spot currency transactions, forward foreign currency contracts, currency swap contracts, options on currencies, currency futures and related options for hedging purposes only.

  CASH AND MONEY MARKET INSTRUMENTS              -    Any short-term assets held directly will be invested in cash or high quality money market instruments including securities issued by the U.S. government and agencies thereof, bankers' acceptances, commercial paper, bank certificates of deposit and repurchase agreements


  PROHIBITED INVESTMENTS AND PRACTICES
     The Fund will not engage in the following practices except as indicated:

     PURCHASING SECURITIES ON MARGIN             -    Except for short-term credits necessary for clearance of
                                                      transactions.


----------
         (49) The words "exposed to" as used in these guidelines mean that, for purposes of the relevant requirement or restriction, the total of the fund's exposure to the relevant market or security through direct investments and through derivative instruments will be considered.

     BORROWING MONEY                             -    Except that the Fund may temporarily borrow up to 20% of its assets from banks for the payment of redemptions or settlement of securities transactions, but not as a leveraged investment strategy.

     UNDERWRITING SECURITIES                     -    Except to the extent that the Fund is deemed an underwriter for securities law purposes in connection with disposition of portfolio investments.

     MAKING LOANS                                -    Except that purchasing debt obligations, repurchase agreements and engaging in securities lending will not be considered making loans for this purpose. The
                                                      Fund may loan securities valued at up to one-third of its total assets.

     PLEDGING, HYPOTHECATING OR
     MORTGAGING FUND ASSETS                      -    Except that collateral arrangements with respect to swap agreements, the writing of options, stock index, interest rate, currency or other futures contracts, options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets. The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively, is also not deemed to be a pledge or encumbrance.



     INVESTING IN REAL ESTATE
     INVESTING IN NON-FINANCIAL COMMODITY CONTRACTS
     PARTICIPATING IN DIRECTED BROKERAGE ARRANGEMENTS
     MAKING INVESTMENTS FOR THE PURPOSE OF GAINING CONTROL OF A COMPANY'S
       MANAGEMENT
     MAKING SHORT SALES OF SECURITIES

     SELLING UNCOVERED PUT OR CALL OPTIONS ON SECURITIES OR INDICES INVEST IN BANKRUPT CORPORATE SECURITIES


RESTRICTIONS AND LIMITATIONS


     OPTIONS ON SECURITIES                       -    No more than 5% of the Fund's net assets will be invested
                                                      in time premiums on options on particular securities
                                                      (as opposed to options on indexes).

     ILLIQUID SECURITIES                         -    No more than 15% of the Fund's net assets will be
                                                      invested in illiquid securities.

     INVESTMENT IN INSURANCE COMPANIES           -    The Fund will not purchase more than 10% of the total
                                                      outstanding voting stock of any insurance company
                                                      (including foreign insurance companies).

     INVESTMENT IN SECURITIES ISSUED             -    Equity: The Fund will not purchase more than 5% of any
     BY BROKERS, DEALERS, UNDERWRITERS                class of stock of a broker, dealer, underwriter or
     AND INVESTMENT ADVISERS                          investment adviser.

                                                 -    Debt: The Fund may not purchase more than 10% of any such company's total outstanding debt in the aggregate.

                                                 -    Investment Limits: No more than 5% of the Fund's total assets will be invested in the securities of a single broker, dealer, underwriter or investment adviser. The net payment obligation of swap contracts where one of these types of companies is the counterparty also counts for purposes of this restriction.

                                                  This policy does not apply to companies that derived less than 15% of revenues from "securities-related businesses" during the most recent fiscal year.

DIVERSIFICATION/CONCENTRATION


     DIVERSIFICATION                             -    Except for U.S. government securities, shares of other investment companies, cash, money market instruments and shares of the Underlying Funds, the Fund will not invest in any one security to an extent greater than 5 percentage points over that security's weighting in the Fund's benchmark.

     CONCENTRATION                               -    The Fund will not invest more than 25% of its total assets in securities of issuers in any one industry.

FOREIGN CURRENCY TRANSACTIONS

     TYPES OF FOREIGN CURRENCY TRANSACTIONS      -    Buying and selling spot currencies
                                                 -    Forward foreign currency contracts
                                                 -    Currency futures contracts and related options
                                                 -    Options on currencies
                                                 -    Currency swap contracts

     USES OF FOREIGN CURRENCY TRANSACTIONS

     HEDGING                                     -    Traditional Hedging: The Fund may effect foreign currency transactions -
                                                      generally short forward or futures contracts - to hedge the risk of foreign currencies represented by its securities investments back into the U.S.
                                                      dollar. The Fund is not required to hedge any of the currency risk obtained by investing in securities denominated in foreign currencies.

                                                 -    Proxy Hedging: The Fund may hedge the exposure of a given foreign currency by using an instrument relating to a different currency which the Manager believes is highly correlated to the currency being hedged.

     INVESTMENT                                  -    The Fund may enter into currency forwards or futures contracts in conjunction with entering into a futures contract on a foreign index in order to create synthetic foreign currency denominated securities.

     RISK MANAGEMENT                             -    Subject to the limitations described below, the Fund may use foreign currency transactions for risk management, which will permit the Fund to have foreign currency exposure that is significantly different than the currency exposure represented by its portfolio investments. This may include long exposure to particular currencies beyond the amount of the Fund's investment in securities denominated in that currency.

     LIMITATIONS OF FOREIGN CURRENCY             -    The Fund's aggregate net foreign currency exposure, assuming full offset
     TRANSACTIONS                                     of long and short positions, will not exceed 100% of the Fund's net assets denominated in foreign currencies, though the currency exposure of the Fund may differ substantially from the currencies in which the Fund's securities are denominated.

                                                 -    The Fund will not be net short in any foreign currency, except that, when the
                                                      Fund is attempting to hedge all or nearly all of its exposure to a particular currency, changes in the market value of foreign equities may cause the Fund to be temporarily net short in the currency. Such temporary net short positions will not exceed 1% of the Fund's assets.

GMO INFLATION INDEXED BOND FUND

ANY NUMERICAL OR PERCENTAGE LIMITATION SET FORTH IN THIS DOCUMENT WILL BE APPLIED ONLY AT THE TIME OF INITIAL INVESTMENT IN A SECURITY OR OTHER INVESTMENT. THE FUND DOES NOT UNDERTAKE TO ADJUST ITS PORTFOLIO IN THE CASE WHERE MARKET MOVEMENTS, CASH FLOWS OR OTHER FACTORS CAUSE ANY OF SUCH LIMITATIONS TO BE EXCEEDED. EXCEPT AS OTHERWISE INDICATED, NUMERICAL AND PERCENTAGE LIMITATIONS ARE EXPRESSED AS A PERCENTAGE OF THE FUND'S TOTAL ASSETS.

PERMITTED INVESTMENTS


   At least 65% of the Fund's total assets will be comprised of inflation indexed bonds. A bond is "linked" to general measures of inflation if, by the bond's terms, principal or interest components change with general movements of inflation in the country of issue. The fund may invest in the following types of securities. The Fund invests directly in securities or indirectly in securities through investment in GMO Alpha LIBOR Fund. You may obtain information about Alpha LIBOR Fund by calling the Trust collect at 617-346-7646.



   securities issued by federal, state, local       securities purchased and sold on a when-issued or delayed delivery basis
      and foreign governments                       indexed securities
   convertible bonds                                firm commitments (with banks or broker-dealers)
   fixed income securities of private issuers       interest rate/bond futures and related options
   depository receipts: ADRs, GDRs, EDRs            exchange-traded and OTC Options on securities and indexes
   foreign issues traded in the U.S. and abroad         (including writing covered options)
   investment companies (open & closed-end)         interest rate swap contracts
   preferred stock                                  total return swap contracts
   illiquid securities                              contracts for differences
   144A securities                                  credit default swaps
   restricted securities                            interest rate caps, floors and collars
   repurchase agreements                            asset-backed securities including mortgage-backed, CMOs, strips
   reverse repurchase agreements                        and residuals
   adjustable rate securities                       loan participations (and other direct debt)
   zero coupon securities                           lower-rated securities
   GMO Alpha LIBOR Fund                             warrants

                                                    Commercial paper and other high quality cash equivalents and money market instruments of the type invested in by GMO Short-Term Income Fund.


   FOREIGN CURRENCY TRANSACTIONS                 -    The Fund may invest in spot currency transactions, forward currency contracts, currency swap contracts, options on
                                                      currencies, currency futures and related options.

                                                 -    The Fund may also use synthetic bonds (50) and synthetic foreign currency denominated securities (51) to approximate desired risk/return profiles.

PROHIBITED INVESTMENTS AND PRACTICES
   The Fund will not engage in the following practices except as indicated:

   PURCHASING SECURITIES ON MARGIN               -    Except for short-term credits necessary for clearance of
                                                      transactions.

   BORROWING MONEY                               -    Except that the Fund may temporarily borrow up to 20% of its net assets from banks for the payment of redemptions or settlement of securities transactions, but not as a leveraged investment strategy.

   UNDERWRITING SECURITIES                       -    Except to the extent that the Fund is deemed an underwriter for securities law purposes in connection with disposition of portfolio investments.

----------
         (50) For investment purposes, the Fund may combine futures contracts or options on fixed income securities with cash, cash equivalent investments or other fixed income securities to create "synthetic" bonds.

         (51) The Fund may purchase forward foreign exchange contracts in conjunction with U.S. dollar-denominated securities in order to create a synthetic foreign currency denominated security.

   MAKING LOANS                                  -    Except that purchasing debt obligations, repurchase agreements and engaging in securities lending will not be considered making loans for this purpose. The
                                                      Fund may loan securities valued at up to one-third of its total assets.

   PLEDGING, HYPOTHECATING OR                    -    Except regarding collateral arrangements with respect to
   MORTGAGING FUND ASSETS                             swap agreements, the writing of options, index, interest rate, currency or other futures contracts, options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets. The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively, is also not deemed to be a pledge or encumbrance.

   DEBT SECURITIES OF EMERGING COUNTRIES
   INVESTMENT IN BANKRUPT CORPORATE SECURITIES
   INVESTING IN REAL ESTATE
   INVESTING IN NON-FINANCIAL COMMODITY CONTRACTS
   PARTICIPATING IN DIRECTED BROKERAGE ARRANGEMENTS
   MAKING INVESTMENTS FOR THE PURPOSE OF GAINING CONTROL OF A COMPANY'S
     MANAGEMENT
   MAKING SHORT SALES ON SECURITIES

   SELLING UNCOVERED PUT OR CALL OPTIONS ON SECURITIES OR INDICES


RESTRICTIONS AND LIMITATIONS


   OPTIONS ON SECURITIES                         -    No more than 10% of the Fund's net assets will be invested in time premiums on options on particular securities (as opposed to options on indexes)

   ILLIQUID SECURITIES                           -    No more than 15% of the Fund's net assets will be invested in illiquid securities.

CONCENTRATION

   CONCENTRATION                                 -    The Fund will not invest more than 25% of its total assets in securities of issuers in a single industry.

DERIVATIVE INSTRUMENTS

   TYPES OF DERIVATIVES                          -    Options, futures contracts and related options on bonds or baskets or indexes of securities

                                                 -    Options on bonds and other securities

                                                 -    Swap contracts, including interest rate swaps, total return swaps, credit default swaps and contracts for differences

                                                 -    Structured notes

   USES OF DERIVATIVES (OTHER THAN
   FOREIGN CURRENCY)

   HEDGING                                       -    Traditional Hedging: Bond futures, related options, Bond options and swap contracts used to hedge against a market or credit risk already generally present in the Fund.

                                                 -    Anticipatory Hedging: If the Fund receives or anticipates significant cash purchase transactions, the fund may hedge market risk (risk of not being invested in the market) by purchasing long futures contracts or entering into long swap contracts to obtain market exposure until such time as direct investments can be made efficiently. Conversely, if the Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell futures contracts or enter into short swap contracts while the Fund disposes of securities in an orderly fashion.

   RISK MANAGEMENT                               -    The Fund may use options, futures, related options and swap contracts to adjust the weight of the Fund to a level the Manager believes is the optimal exposure to individual countries and issuers. Sometimes, such transactions are used as a precursor to actual sales and purchases.

   LIMITATIONS ON THE USE OF DERIVATIVES         -    Counterparties used for OTC derivatives must have a long-term debt rating of A or higher when the derivative is entered into. Occasionally, short-term derivatives will be entered into with counterparties that have only high short-term debt ratings.

FOREIGN CURRENCY TRANSACTIONS

   TYPES OF FOREIGN CURRENCY TRANSACTIONS        -    Buying and selling spot currencies
                                                 -    Forward foreign currency contracts
                                                 -    Currency futures contracts and related options
                                                 -    Options on currencies
                                                 -    Currency swap contracts

   USES OF FOREIGN CURRENCY
   TRANSACTIONS

   HEDGING                                       -    Traditional Hedging: The Fund may effect foreign currency transactions -
                                                      generally short forward or futures contracts - to hedge the risk of foreign currencies represented by its securities investments back into the U.S.
                                                      dollar. The Fund is not required to hedge any of the currency risk obtained by investing in securities denominated in foreign currencies.

                                                 -    Anticipatory Hedging: When the Fund enters into a contract for the purchase or anticipates the need to purchase a security denominated in a foreign currency, it may "lock in" the U.S. dollar price of the security by buying the foreign currency or through currency forwards or futures.

                                                 -    Proxy Hedging: The Fund may hedge the exposure of a given foreign currency by using an instrument relating to a different currency which the Manager believes is highly correlated to the currency being hedged.

   INVESTMENT                                    -    The Fund may enter into currency forwards or futures contracts in conjunction with entering into a futures contract on a foreign index in order to create synthetic foreign currency denominated securities

   RISK MANAGEMENT                               -    The Fund may use foreign currency transactions for risk management, which will permit the Fund to have foreign currency exposure that is significantly different than the currency exposure represented by its portfolio investments.
                                                      This may include long and short exposure to particular currencies beyond the amount of the Fund's investment in securities denominated in that currency.

ASSET ALLOCATION FUND

GMO U.S. SECTOR FUND


ANY NUMERICAL OR PERCENTAGE LIMITATION SET FORTH IN THIS DOCUMENT WILL BE APPLIED ONLY AT THE TIME OF INITIAL INVESTMENT IN A SECURITY OR OTHER INVESTMENT. THE FUND DOES NOT UNDERTAKE TO ADJUST ITS PORTFOLIO IN THE CASE WHERE MARKET MOVEMENTS, CASH FLOWS OR OTHER FACTORS CAUSE ANY OF SUCH LIMITATIONS TO BE EXCEEDED. EXCEPT AS OTHERWISE INDICATED, NUMERICAL AND PERCENTAGE LIMITATIONS ARE EXPRESSED AS A PERCENTAGE OF THE FUND'S TOTAL ASSETS.

PERMITTED INVESTMENTS


EQUITY SECURITIES:                                -   At least 65% of the Fund's total assets will be
   domestic common stocks                             invested in or exposed to (52) domestic common stocks.
   convertible securities                         -   The U.S. Sector Fund may invest in the securities
   securities of foreign issuers (traded on           identified in this document directly or through investment in
      U.S. exchanges)                                 other Funds of GMO Trust ("Underlying Funds").  Thus, the

                                                      Fund may operate as a Fund-of-Funds.  The Fund may invest in any of the following underlying Funds:
OTHER EQUITY SECURITIES:
   depository receipts
   illiquid securities                                                GMO U.S. Core Fund
   144A securities                                                    GMO Growth Fund
   restricted securities                                              GMO Value Fund
   futures and related options on                                     GMO Intrinsic Value Fund
       securities and indexes                                         GMO Small Cap Growth Fund
   REITs                                                              GMO REIT Fund
   exchange-traded and OTC options on
      securities and indexes
      (including writing covered options)
   equity swap contracts                            Investors should review the Investment Guidelines for each of
   contracts for differences                        these underlying Funds in considering investment in the U.S.
   warrants or rights                               Sector Fund.
   repurchase agreements
   investment companies (open and closed end)

CASH AND MONEY MARKET INSTRUMENTS                 -   The Fund will not normally have greater than 5% of its net
   Any short-term assets will be invested in           assets exposed to cash and money market instruments.  This
   cash or high quality money market                   limitation does not include cash and money market instruments in
   instruments including securities issued by          margin accounts or otherwise covering exposure achieved through
   the U.S. government and agencies thereof,           derivative instruments ("equitized cash").
   bankers' acceptances, commercial paper, bank
   certificates of deposit and repurchase
   agreements

PROHIBITED INVESTMENTS AND PRACTICES
   The Fund will not engage in the following practices except as indicated:

   PURCHASING SECURITIES ON MARGIN                -   Except for short-term credits necessary for clearance of
                                                      transactions

   BORROWING MONEY                                -   Except that the Fund may temporarily borrow up to 20% of its net assets from banks for the payment of redemptions or settlement of securities transactions, but not as a leveraged investment strategy.

   UNDERWRITING SECURITIES                        -   Except to the extent that the Fund is deemed an underwriter for securities law purposes in connection with disposition of portfolio investments.


----------
         (52) The words "exposed to" as used in these guidelines mean that, for purposes of the relevant requirement or restriction, the total of the Fund's exposure to the relevant market or security through direct investments and through derivative instruments will be considered.

   MAKING LOANS                                  -    Except that purchasing debt obligations, repurchase agreements and engaging in securities lending will not be considered making loans for this purpose. The
                                                      Fund may loan securities valued at up to one-third of its total assets.

   PLEDGING, HYPOTHECATING OR                    -    Except that collateral arrangements with respect to swap agreements, the
   MORTGAGING FUND ASSETS                             writing of options, stock index, interest rate, currency or other futures contracts, options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets. The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively, is also not deemed to be a pledge or encumbrance.


   SELLING UNCOVERED PUT OR CALL OPTIONS ON SECURITIES OR INDEXES
   INVESTING IN REAL ESTATE
   INVESTING IN NON-FINANCIAL COMMODITY CONTRACTS
   PARTICIPATING IN DIRECTED BROKERAGE ARRANGEMENTS
   MAKING INVESTMENTS FOR THE PURPOSE OF GAINING CONTROL OF A COMPANY'S
   MANAGEMENT
   MAKING SHORT SALES OF SECURITIES


RESTRICTIONS AND LIMITATIONS


   OPTIONS ON SECURITIES                         -    No more than 5% of the Fund's net assets will be invested in time premiums on options on particular securities (as opposed to options on indexes).

   ILLIQUID SECURITIES                           -    No more than 15% of the Fund's net assets will be invested in illiquid securities.

   INVESTMENT IN INSURANCE COMPANIES             -    The Fund will not purchase more than 10% of the total outstanding voting stock of any insurance company (including foreign insurance companies).

   INVESTMENT IN SECURITIES ISSUED BY            -    Equity: The Fund will not purchase more than 5% of any class
   BROKERS, DEALERS, UNDERWRITERS AND                 of stock of a broker, dealer, underwriter or investment adviser.
   INVESTMENT ADVISERS
                                                 -    Debt: The Fund may not purchase more than 10% of any such company's total outstanding debt in the aggregate.

                                                 -    Investment Limits: No more than 5% of the Fund's total assets will be invested in the securities of a single broker, dealer, underwriter or investment adviser. The net payment obligation of swap contracts where one of these types of companies is the counterparty also counts for purposes of this restriction.

                                                 -    This policy does not apply to companies that derived less than 15% of revenues from "securities-related businesses" during the most recent fiscal year.

DIVERSIFICATION/CONCENTRATION

   DIVERSIFICATION                               -    Except for U.S. Government securities, cash, and money market instruments, the
                                                      Fund will not invest in any one security to an extent greater than 5 percentage points over that security's weighting in the Fund's benchmark.

                                                 -   The Fund will not purchase more than 10% of the outstanding securities of any issuer.

                                                 -    The Fund will be invested in the securities of at least 125 issuers, when the securities held by the Underlying Funds are counted for this purpose.

   CONCENTRATION                                 -    The Fund will not invest more than 25% of its total assets in securities of issuers in any one industry.

DERIVATIVE INSTRUMENTS

   TYPES OF DERIVATIVES                          -    Options, futures contracts and related options on
                                                      securities indexes.

                                                 -    Long equity swap contracts: where the Fund pays a fixed rate plus the negative performance, if any, and receives the positive performance, if any, of an index or basket of securities.

                                                 -    Short equity swap contracts: where the Fund receives a fixed rate plus the negative performance, if any, and pays the positive performance of an index or basket of securities.

                                                 -    Contracts for differences:equity swaps that contain both a long and short equity component.

   USES OF DERIVATIVES

   HEDGING                                       -    Traditional Hedging: Short equity futures, related options and short equity swap contracts used to hedge against an equity risk already generally present in the Fund. (53)

                                                 -    Anticipatory Hedging: If the Fund receives or anticipates significant cash purchase transactions, the Fund may hedge market risk (risk of not being invested in the market) by purchasing long futures contracts or entering long equity swap contracts to obtain market exposure until such time as direct investments can be made efficiently. Conversely, if the Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell futures contracts or enter into short equity swap contracts, to allow the Fund to dispose of securities in a more orderly fashion without the Fund being exposed to leveraged loss exposure in the interim.

   INVESTMENT                                    -    The Fund may use derivative instruments (particularly long futures contracts, related options and long equity swap contracts) in place of investing directly in securities. This will include using equity derivatives to "equitize" cash balances held by the Fund. The Fund may also use long derivatives for investment in conjunction with short hedging transactions to adjust the weights of the Fund's underlying equity portfolio to a level the Manager believes is the optimal exposure to individual markets, sectors and equities.

   RISK MANAGEMENT -                             -    The Fund may use equity futures, related options and equity
   SYNTHETIC SALES AND PURCHASES                      swap contracts to adjust the weight of the Fund to a level the manager believes is the optimal exposure to individual markets, sectors and equities.
                                                      Sometimes, such transactions are used as a precursor to actual sales and purchases. For example, if the Fund held a large proportion of stocks of a particular market and the Manager believed that stocks of another market would outperform such stocks, the Fund might use a short futures contract on an appropriate index (to synthetically "sell" a portion of the Fund's portfolio)
                                                      in combination with a long futures contract on another index (to synthetically
                                                      "buy" exposure to that index). Long and short equity swap contracts and contracts for differences may also be used for these purposes. Equity derivatives (and corresponding currency forwards) used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased.

----------
         (53) The Fund may use such hedging to remove or reduce general market exposure (e.g., an index or broad basket of securities) relative to specific exposure existing in the Fund (the specific stocks of that market actually owned by the Fund). The Fund may also seek to remove specific exposure (e.g., a single stock, small basket or more focused index of securities expected to do poorly in an otherwise promising market) relative to general or broad market exposure that exists in the Fund.

   LIMITATIONS ON THE USE OF DERIVATIVES         -    There is no limit on the use of derivatives for hedging
                                                      purposes.

                                                 -    When long futures contracts and long equity swaps are used for investment, the
                                                      Fund will maintain an amount of cash or liquid securities equal to the face value of all such long derivative positions. However, for purposes of this restriction, if an existing long equity exposure is reduced or eliminated by a short derivative position, the combination of the long and short position will be considered as cash available to cover a new long derivative exposure.

                                                 -    The net long equity exposure of the Fund, including direct investment in securities and long derivative positions, will not exceed 100% of the Fund's net assets.

                                                  -   Except when such instruments are used for bona fide hedging, no more than 5%
                                                      of the Fund's net assets will be committed to initial margin on futures contracts and time premiums on related options.

                                                 -    Counterparties used for OTC derivatives must have a long-term debt rating of A or higher when the derivative is entered into. Occasionally, short-term derivatives will be entered into with counterparties that have only high short-term debt ratings.

                   COMMERCIAL PAPER AND CORPORATE DEBT RATINGS

COMMERCIAL PAPER RATINGS

Commercial paper ratings of Standard & Poor's are current assessments of the likelihood of timely payment of debts having original maturities of no more than 365 days. Commercial paper rated A-1 by Standard & Poor's indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted A-1+. Commercial paper rated A-2 by Standard & Poor's indicates that capacity for timely payment on issues is strong. However, the relative degree of safety is not as high as for issues designated A-1. Commercial paper rated A-3 indicates capacity for timely payment. It is, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of Prime-1 rated issuers, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variations. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained. Issuers rated Prime-3 have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement of relatively high financial leverage. Adequate alternative liquidity is maintained.

CORPORATE DEBT RATINGS

Standard & Poor's. A Standard & Poor's corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. The following is a summary of the ratings used by Standard & Poor's for corporate debt:

AAA -- This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

AA -- Bonds rated AA also qualify as high quality debt obligations. Capacity to pay interest and repay principal is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A -- Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and pay interest for bonds in this category than for bonds in higher rated categories.

BB, B, CCC, CC -- Bonds rated BB, B, CCC and CC are regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C -- The rating C is reserved for income bonds on which no interest is being paid.

D -- Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Moody's. The following is a summary of the ratings used by Moody's for corporate debt:

Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or by an exceptionally stable, margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds that are rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A -- Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds that are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Should no rating be assigned by Moody's, the reason may be one of the following:

     1.   An application for rating was not received or accepted.

     2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

     3.   There is lack of essential data pertaining to the issue or issuer.

     4. The issue was privately placed in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1 and B1.

                              FINANCIAL STATEMENTS

         The Trust's audited financial statements for the fiscal year ended February 29, 2000 included in the Trust's Annual Reports and filed with the Securities and Exchange Commission pursuant to Section 30(d) of the 1940 Act and the rules promulgated thereunder, are (with the exception of the financial statements relating to the Pelican Fund, the Fundamental Value Fund, the GMO Tax-Managed U.S. Equities Fund, the GMO Tax-Managed International Equities Fund, the GMO Tax-Managed Small Companies Fund and the Alpha LIBOR Fund) hereby incorporated in this Statement of Additional Information by reference.

                                    GMO TRUST
                          SPECIMEN PRICE-MAKE-UP SHEETS

         Following are computations of the total offering price per share for each class of shares of each Fund of the Trust (except for the Pelican Fund, Fundamental Value Fund, the Alpha LIBOR Fund and the Tax-Managed Funds) offering shares of beneficial interest as of February 29, 2000, in each case based upon their respective net asset values and shares of beneficial interest outstanding at the close of business on February 29, 2000.

---------------------------------------------------------------------------------------------------------------------
U.S. Core Fund-Class II
---------------------------------------------------------------------------------------------------------------------
   Net Assets at Value (Equivalent to $16.62 per share based on 5,720,143 shares of                      $95,041,041
beneficial interest outstanding)
---------------------------------------------------------------------------------------------------------------------
   Offering Price ($16.62 x 100/99.86) *                                                                      $16.64
---------------------------------------------------------------------------------------------------------------------
U.S. Core Fund-Class III
---------------------------------------------------------------------------------------------------------------------
   Net Assets at Value (Equivalent to $16.63 per share based on 97,625,347 shares of                  $1,623,733,870
beneficial interest outstanding)
---------------------------------------------------------------------------------------------------------------------
   Offering Price ($16.63 x 100/99.86)*                                                                       $16.65
---------------------------------------------------------------------------------------------------------------------
U.S. Core Fund-Class IV
---------------------------------------------------------------------------------------------------------------------
   Net Assets at Value (Equivalent to $16.62 per share based on 80,829,331 shares of                  $1,343,460,468
beneficial interest outstanding)
---------------------------------------------------------------------------------------------------------------------
  Offering Price ($16.62 x 100/99.86)*                                                                        $16.64
---------------------------------------------------------------------------------------------------------------------
Tobacco-Free Core Fund-Class III
---------------------------------------------------------------------------------------------------------------------
   Net Assets at Value (Equivalent to $14.35 per share based on 22,424,824 shares of                    $321,785,694
beneficial interest outstanding)
---------------------------------------------------------------------------------------------------------------------
  Offering Price ($14.35 x 100/99.86)*                                                                        $14.37
---------------------------------------------------------------------------------------------------------------------
Value Fund-Class III
---------------------------------------------------------------------------------------------------------------------
   Net Assets at Value (Equivalent to $7.98 per share based on 22,348,335 shares of                     $178,329,485
beneficial interest outstanding)
---------------------------------------------------------------------------------------------------------------------
   Offering Price ($7.98 x 100/99.86) *                                                                        $7.99
---------------------------------------------------------------------------------------------------------------------
Intrinsic Value Fund-Class III
---------------------------------------------------------------------------------------------------------------------
   Net Assets at Value (Equivalent to $8.79 per share based on 4,396,330 shares of                       $38,649,888
beneficial interest outstanding)
---------------------------------------------------------------------------------------------------------------------
   Offering Price ($8.79 x 100/99.86)                                                                          $8.80
---------------------------------------------------------------------------------------------------------------------
Growth Fund-Class III
---------------------------------------------------------------------------------------------------------------------
   Net Assets at Value (Equivalent to $4.95 per share based on 41,348,373 shares of                     $204,661,796
beneficial interest outstanding)
---------------------------------------------------------------------------------------------------------------------
   Offering Price ($4.95 x 100/99.86)*                                                                         $4.96
---------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund-Class III
---------------------------------------------------------------------------------------------------------------------
   Net Assets at Value (Equivalent to $12.41 per share based on 21,422,932 shares of                    $265,777,543
beneficial interest outstanding)
---------------------------------------------------------------------------------------------------------------------
   Offering Price ($12.41 x 100/99.50)*                                                                       $12.47
---------------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund-Class III
---------------------------------------------------------------------------------------------------------------------
   Net Assets at Value (Equivalent to $16.87 per share based on                                         $137,289,809
---------------------------------------------------------------------------------------------------------------------

--------
     * Represents maximum offering price charged on certain cash purchases. See "How to Purchase Shares" in the Prospectus.

---------------------------------------------------------------------------------------------------------------------
8,138,248 shares of beneficial interest outstanding)
---------------------------------------------------------------------------------------------------------------------
   Offering Price ($16.87 x 100/99.50) *                                                                      $16.95
---------------------------------------------------------------------------------------------------------------------
REIT Fund-Class III
---------------------------------------------------------------------------------------------------------------------
   Net Assets at Value (Equivalent to $8.26 per share based on 14,581,930 shares of                     $120,507,582
beneficial interest outstanding)
---------------------------------------------------------------------------------------------------------------------
   Offering Price ($8.26 x 100/99.50) *                                                                        $8.30
---------------------------------------------------------------------------------------------------------------------
International Core Fund-Class II
---------------------------------------------------------------------------------------------------------------------
   Net Assets at Value (Equivalent to $20.85 per share  based on 1,015,155 shares of                     $21,162,422
beneficial interest outstanding)
---------------------------------------------------------------------------------------------------------------------
   Offering Price ($20.85 x 100/99.40)*                                                                       $20.98
---------------------------------------------------------------------------------------------------------------------
International Core Fund-Class III
---------------------------------------------------------------------------------------------------------------------
   Net Assets at Value (Equivalent to $20.91 per share based on 86,087,007 shares of                  $1,799,928,594
beneficial interest outstanding)
---------------------------------------------------------------------------------------------------------------------
   Offering Price ($20.91 x 100/99.40)*                                                                       $21.04
---------------------------------------------------------------------------------------------------------------------
International Core Fund-Class IV
---------------------------------------------------------------------------------------------------------------------
   Net Assets at Value (Equivalent to $20.90 per share based on 13,968,183 shares of                    $291,894,074
beneficial interest outstanding)
---------------------------------------------------------------------------------------------------------------------
   Offering Price ($20.90 x 100/99.40)*                                                                       $21.03
---------------------------------------------------------------------------------------------------------------------
Currency Hedged International Core Fund-Class III
---------------------------------------------------------------------------------------------------------------------
   Net Assets at Value (Equivalent to $10.04 per share based on 7,474,417 shares of                      $75,053,739
beneficial interest outstanding)
---------------------------------------------------------------------------------------------------------------------
   Offering Price ($10.04 x 100/99.40)*                                                                       $10.10
---------------------------------------------------------------------------------------------------------------------
Currency Hedged International Core Fund-Class IV
---------------------------------------------------------------------------------------------------------------------
   Net Assets at Value (Equivalent to $10.03 per share based on 5,235,942 shares of                      $52,526,345
beneficial interest outstanding)
---------------------------------------------------------------------------------------------------------------------
   Offering Price ($10.03 x 100/99.40)*                                                                       $10.09
---------------------------------------------------------------------------------------------------------------------
Foreign Fund-Class II
---------------------------------------------------------------------------------------------------------------------
   Net Assets at Value (Equivalent to $13.14 per share based on 4,586,703 shares of                      $60,278,431
beneficial interest outstanding)
---------------------------------------------------------------------------------------------------------------------
   Offering Price                                                                                             $13.14
---------------------------------------------------------------------------------------------------------------------
Foreign Fund-Class III
---------------------------------------------------------------------------------------------------------------------
   Net Assets at Value (Equivalent to $13.16 per share based on 77,702,492 shares of                  $1,022,498,368
beneficial interest outstanding)
---------------------------------------------------------------------------------------------------------------------
   Offering Price                                                                                             $13.16
---------------------------------------------------------------------------------------------------------------------
Foreign Fund-Class IV
---------------------------------------------------------------------------------------------------------------------
   Net Assets at Value (Equivalent to $13.16 per share based on 10,726,851 shares of                    $141,175,192
beneficial interest outstanding)
---------------------------------------------------------------------------------------------------------------------
   Offering Price                                                                                             $13.16
---------------------------------------------------------------------------------------------------------------------
International Small Companies Fund-Class III
---------------------------------------------------------------------------------------------------------------------
   Net Assets at Value (Equivalent to $11.54 per share based on 15,022,947 shares of                    $173,361,762
beneficial interest outstanding)
---------------------------------------------------------------------------------------------------------------------
   Offering Price ($11.54 x 100/99.00)*                                                                       $11.66
---------------------------------------------------------------------------------------------------------------------
Japan Fund-Class III
---------------------------------------------------------------------------------------------------------------------

--------
     * Represents maximum offering price charged on certain cash purchases. See "How to Purchase Shares" in the Prospectus.

---------------------------------------------------------------------------------------------------------------------
   Net Assets at Value (Equivalent to $7.79 per share based on 1,766,891 shares of                       $13,768,335
beneficial interest outstanding)
---------------------------------------------------------------------------------------------------------------------
   Offering Price ($7.79 x 100/99.80)*                                                                         $7.81
---------------------------------------------------------------------------------------------------------------------
Emerging Markets Fund-Class III
---------------------------------------------------------------------------------------------------------------------
  Net Assets at Value (Equivalent to $11.16 per share based on 65,146,733 shares of                     $727,197,185
beneficial interest outstanding
---------------------------------------------------------------------------------------------------------------------
   Offering Price ($11.16 x 100/98.40) *                                                                      $11.34
---------------------------------------------------------------------------------------------------------------------
Emerging Markets Fund-Class IV
---------------------------------------------------------------------------------------------------------------------
   Net Assets at Value (Equivalent to $11.16 per share based on 43,047,210 shares of                    $480,207,830
beneficial interest outstanding)
---------------------------------------------------------------------------------------------------------------------
   Offering Price ($11.16 x 100/98.40)*                                                                       $11.34
---------------------------------------------------------------------------------------------------------------------
Evolving Countries Fund-Class III
---------------------------------------------------------------------------------------------------------------------
   Net Assets at Value (Equivalent to $11.41 per share based on 5,714,403 shares of                      $65,190,871
beneficial interest outstanding)
---------------------------------------------------------------------------------------------------------------------
   Offering Price ($11.41 x 100/98.40) *                                                                      $11.60
---------------------------------------------------------------------------------------------------------------------
Asia Fund-Class III
---------------------------------------------------------------------------------------------------------------------
  Net Assets at Value (Equivalent to $12.35 per share based on 9,650,804 shares of                      $119,218,049
beneficial interest outstanding)
---------------------------------------------------------------------------------------------------------------------
  Offering Price ($12.35 x 100/98.80) *                                                                       $12.50
---------------------------------------------------------------------------------------------------------------------
Global Hedged Equity Fund-Class III
---------------------------------------------------------------------------------------------------------------------
   Net Assets at Value (Equivalent to $7.72 per share based on 6,051,274 shares of                       $46,718,431
beneficial interest outstanding)
---------------------------------------------------------------------------------------------------------------------
   Offering Price ($7.72 x 100/99.49) *                                                                        $7.76
---------------------------------------------------------------------------------------------------------------------
Domestic Bond Fund-Class III
---------------------------------------------------------------------------------------------------------------------
   Net Assets at Value (Equivalent to $9.23 per share based on 17,825,718 shares of                     $164,457,231
beneficial interest outstanding)
---------------------------------------------------------------------------------------------------------------------
   Offering Price                                                                                              $9.23
---------------------------------------------------------------------------------------------------------------------
U.S. Bond/Global Alpha A Fund-Class III
---------------------------------------------------------------------------------------------------------------------
   Net Assets at Value (Equivalent to $9.64 per share based on 12,472,150 shares of                     $120,276,173
beneficial interest outstanding)
---------------------------------------------------------------------------------------------------------------------
   Offering Price ($9.64 x 100/99.85) *                                                                        $9.65
---------------------------------------------------------------------------------------------------------------------
U.S. Bond/Global Alpha B Fund-Class III
---------------------------------------------------------------------------------------------------------------------
   Net Assets at Value (Equivalent to $6.90 per share based on 22,907,101 shares of                     $158,153,534
beneficial interest outstanding)
---------------------------------------------------------------------------------------------------------------------
   Offering Price ($6.90 x 100/99.85) *                                                                        $6.91
---------------------------------------------------------------------------------------------------------------------
International Bond Fund-Class III
---------------------------------------------------------------------------------------------------------------------
   Net Assets at Value (Equivalent to $9.19 per share based on 15,816,518 shares of                     $145,373,188
beneficial interest outstanding)
---------------------------------------------------------------------------------------------------------------------
   Offering Price ($9.19 x 100/99.85)*                                                                         $9.20
---------------------------------------------------------------------------------------------------------------------
Currency Hedged International Bond Fund-Class III
---------------------------------------------------------------------------------------------------------------------
   Net Assets at Value (Equivalent to $9.70 per share based on 29,210,729 shares of                     $283,339,666
beneficial interest outstanding)
---------------------------------------------------------------------------------------------------------------------
   Offering Price ($9.70 x 100/99.85) *                                                                        $9.71
---------------------------------------------------------------------------------------------------------------------

--------
     * Represents maximum offering price charged on certain cash purchases. See "How to Purchase Shares" in the Prospectus.

---------------------------------------------------------------------------------------------------------------------
Global Bond Fund-Class III
---------------------------------------------------------------------------------------------------------------------
   Net Assets at Value (Equivalent to $9.41 per share based on 19,426,265 shares of                     $182,730,115
beneficial interest outstanding)
---------------------------------------------------------------------------------------------------------------------
   Offering Price ($9.41 x 100/99.85)*                                                                         $9.42
---------------------------------------------------------------------------------------------------------------------
Emerging Country Debt Fund-Class III
---------------------------------------------------------------------------------------------------------------------
   Net Assets at Value (Equivalent to $8.74 per share based on 43,309,512 shares of                     $378,593,292
beneficial interest outstanding)
---------------------------------------------------------------------------------------------------------------------
   Offering Price ($8.74 x 100/99.50)*                                                                         $8.78
---------------------------------------------------------------------------------------------------------------------
Emerging Country Debt Fund-Class IV
---------------------------------------------------------------------------------------------------------------------
   Net Assets at Value (Equivalent to $8.74 per share based on 62,483,099 shares of                     $545,868,702
beneficial interest outstanding)
---------------------------------------------------------------------------------------------------------------------
   Offering Price ($8.74 x 100/99.50)*                                                                         $8.78
---------------------------------------------------------------------------------------------------------------------
Short-Term Income Fund-Class III
---------------------------------------------------------------------------------------------------------------------
   Net Assets at Value (Equivalent to $9.62 per share based on 4,520,663 shares of                       $43,491,163
beneficial interest outstanding)
---------------------------------------------------------------------------------------------------------------------
   Offering Price                                                                                              $9.62
---------------------------------------------------------------------------------------------------------------------
Inflation Indexed Bond Fund-Class III
---------------------------------------------------------------------------------------------------------------------
   Net Assets at Value (Equivalent to $9.72 per share based on 5,344,578 shares of                       $51,950,841
beneficial interest outstanding)
---------------------------------------------------------------------------------------------------------------------
   Offering Price ($9.72 x 100/99.90) *                                                                        $9.73
---------------------------------------------------------------------------------------------------------------------
Emerging Country Debt Share Fund - Class III
---------------------------------------------------------------------------------------------------------------------
  Net Assets at Value (Equivalent to $8.70 per share based on 9,918,037 shares of                        $86,280,076
beneficial interest outstanding)
---------------------------------------------------------------------------------------------------------------------
  Offering Price                                                                                               $8.70
---------------------------------------------------------------------------------------------------------------------
International Equity Allocation Fund-Class III
---------------------------------------------------------------------------------------------------------------------
   Net Assets at Value (Equivalent to $9.87 per share based on 7,703,655 shares of                       $76,046,848
beneficial interest outstanding)
---------------------------------------------------------------------------------------------------------------------
   Offering Price ($9.87 x 100/99.17) *                                                                        $9.95
---------------------------------------------------------------------------------------------------------------------
World Equity Allocation Fund-Class III
---------------------------------------------------------------------------------------------------------------------
   Net Assets at Value (Equivalent to $8.96 per share based on 1,209,140 shares of                       $10,834,129
beneficial interest outstanding)
---------------------------------------------------------------------------------------------------------------------
   Offering Price ($8.96 x 100/99.36)*                                                                         $9.02
---------------------------------------------------------------------------------------------------------------------
Global (U.S.+) Equity Allocation Fund-Class III
---------------------------------------------------------------------------------------------------------------------
   Net Assets at Value (Equivalent to $9.49 per share based on 3,863,392 shares of                       $36,668,844
beneficial interest outstanding)
---------------------------------------------------------------------------------------------------------------------
   Offering Price ($9.49 x 100/99.56) *                                                                        $9.53
---------------------------------------------------------------------------------------------------------------------
Global Balanced Allocation Fund-Class III
---------------------------------------------------------------------------------------------------------------------
   Net Assets at Value (Equivalent to $10.78 per share based on 11,050,953 shares of                    $119,074,589
beneficial interest outstanding)
---------------------------------------------------------------------------------------------------------------------
   Offering Price ($10.78 x 100/99.65)*                                                                       $10.82
---------------------------------------------------------------------------------------------------------------------
U.S. Sector Fund-Class III
---------------------------------------------------------------------------------------------------------------------
   Net Assets at Value (Equivalent to $4.84 per share based on 330,928 shares of                          $1,602,492
beneficial interest outstanding)
---------------------------------------------------------------------------------------------------------------------
   Offering Price ($4.84 x 100/99.85)*                                                                         $4.85
---------------------------------------------------------------------------------------------------------------------

--------
     * Represents maximum offering price charged on certain cash purchases. See "How to Purchase Shares" in the Prospectus.

                       GMO TAX-MANAGED U.S. EQUITIES FUND
                   GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
                      GMO TAX-MANAGED SMALL COMPANIES FUND


                       STATEMENT OF ADDITIONAL INFORMATION


                                  June 30, 2000



This Statement of Additional Information is not a prospectus. It relates to the combined GMO Tax-Managed U.S. Equities Fund, GMO Tax-Managed International Equities Fund and GMO Tax-Managed Small Companies Fund Prospectus dated June 30, 2000, as amended from time to time (the "Prospectus"), and should be read in conjunction therewith. Each of the Funds is a series of GMO Trust (the "Trust"). Information from the Prospectus is incorporated by reference into this Statement of Additional Information. The Prospectus may be obtained free of charge from GMO Trust, 40 Rowes Wharf, Boston, Massachusetts 02110, or by calling the Trust collect at (617) 346-7646.

                               TABLE OF CONTENTS


                                                                           PAGE

INVESTMENT OBJECTIVES AND POLICIES.......................................    1

DESCRIPTIONS AND RISKS OF FUND INVESTMENTS...............................    1

INVESTMENT RESTRICTIONS..................................................   25

MANAGEMENT OF THE TRUST..................................................   27

INVESTMENT ADVISORY AND OTHER SERVICES...................................   30

PORTFOLIO TRANSACTIONS...................................................   32

DETERMINATION OF NET ASSET VALUE.........................................   34

DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES.........................   34

VOTING RIGHTS............................................................   35

SHAREHOLDER AND TRUSTEE LIABILITY........................................   36

BENEFICIAL OWNERS OF 5% OR MORE OF THE FUND'S SHARES.....................   37

DISTRIBUTIONS............................................................   39

TAXES....................................................................   39

PERFORMANCE INFORMATION..................................................   43

INVESTMENT GUIDELINES....................................................   46

FINANCIAL STATEMENTS.....................................................   60

SPECIMEN PRICE MAKE-UP SHEET.............................................   60

                       INVESTMENT OBJECTIVES AND POLICIES


         The principal strategies and risks of investing in the GMO Tax-Managed U.S. Equities Fund, GMO Tax-Managed Equities International Equities Fund and GMO Tax-Managed Small Companies Fund (each a "Fund" and together the "Funds") are described in the Prospectus. Unless otherwise indicated in the Prospectus or this Statement of Additional Information, the investment objective and policies of the Funds may be changed without shareholder approval.


                   DESCRIPTIONS AND RISKS OF FUND INVESTMENTS

         The following is a detailed description of the various investment practices in which the Funds may engage and the risks associated with their use. Each Fund may not necessarily engage in all practices described below. Please refer to "Fund Objectives and Principal Investment Strategies" in the Prospectus and "Investment Guidelines" in this Statement of Additional Information for additional information regarding which practices a particular Fund may engage in.

PORTFOLIO TURNOVER


         The after-tax impact of portfolio turnover will be considered when making investment decisions for the Funds. The historical portfolio turnover rates for each Fund are shown under the heading "Financial Highlights" in the Prospectus.



         In any particular year, market conditions may well result in greater rates than are presently anticipated. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the relevant Fund, and may involve realization of capital gains that would be taxable when distributed to shareholders of the relevant Fund unless such shareholders are themselves exempt. See "Distributions and Taxes" in the Prospectus and "Distributions" and "Taxes" in this Statement of Additional Information. To the extent that portfolio turnover results in the recognition of short-term capital gains, such gains are typically taxed to shareholders at ordinary income tax rates.


DIVERSIFIED AND NON-DIVERSIFIED PORTFOLIOS


         The Funds are "non-diversified" funds under the Investment Company Act of 1940, as amended (the "1940 Act"), and as such are not required to satisfy the "diversified" fund requirement set forth in the 1940 Act. As non-diversified funds, each of the Funds is permitted to (but not required to) invest a higher percentage of its assets in the securities of fewer issuers, relative to diversified funds. Such concentration could increase the risk of loss to each Fund should there be a decline in the market value of any one portfolio security, relative to diversified funds. Investment in a non-diversified fund may therefore entail greater risks than investment in a diversified fund. Each Fund, however, must meet certain diversification standards to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended.

CERTAIN RISKS OF FOREIGN INVESTMENTS

         GENERAL. Investment in foreign issuers or securities principally traded overseas may involve certain special risks due to foreign economic, political and legal developments, including favorable or unfavorable changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation or nationalization of assets, imposition of withholding taxes on dividend or interest payments, and possible difficulty in obtaining and enforcing judgments against foreign entities. Furthermore, issuers of foreign securities are subject to different, often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers. The securities of some foreign governments and companies and foreign securities markets are less liquid and at times more volatile than comparable U.S. securities and securities markets. Foreign brokerage commissions and other fees are also generally higher than in the United States. The laws of some foreign countries may limit a Fund's ability to invest in securities of certain issuers located in these foreign countries. There are also special tax considerations which apply to securities of foreign issuers and securities principally traded overseas. Investors should also be aware that under certain circumstances, markets which are perceived to have similar characteristics to troubled markets may be adversely affected whether or not similarities actually exist.

         EMERGING MARKETS. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the U.S. and developed foreign securities markets. Disclosure and regulatory standards in many respects are less stringent than in the U.S. and developed foreign securities markets. There also may be a lower level of monitoring and regulation of securities markets in emerging market countries and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited. Many emerging countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain emerging countries. Economies in emerging markets generally are heavily dependent upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries in which they trade. The economies of countries with emerging markets may also be predominantly based on only a few industries or dependent on revenues from particular commodities. In addition, custodial services and other costs relating to investment in foreign markets may be more expensive in emerging markets than in many developed foreign markets, which could reduce a Fund's income from such securities. Finally, because publicly traded debt instruments of emerging markets represent a relatively recent innovation in the world debt markets, there is little historical data or related market experience concerning the attributes of such instruments under all economic, market and political conditions.

         In many cases, governments of emerging countries continue to exercise significant control over their economies, and government actions relative to the economy, as well as economic developments generally, may affect the capacity of issuers of emerging country debt instruments to make payments on their debt obligations, regardless of their financial condition. In addition, there is a heightened possibility of expropriation or confiscatory taxation, imposition of withholding taxes on interest payments, or other similar developments that could affect investments in those countries. There can be no assurance that adverse political changes will not cause a Fund to suffer a loss of any or all of its investments or, in the case of fixed-income securities, interest thereon.


         INVESTMENTS IN ASIA. In addition to the foregoing risks of foreign investments and risks specific to emerging markets, investments by the Tax-Managed International Equities Fund in Asia involve additional risks specific to investment in the region. The region encompasses countries at varying levels of economic development ranging from emerging markets to more developed economies. Each country provides unique investment risks, yet the political and economic prospects of one country or group of countries may impact other countries in the region. For example, some Asian economies are directly affected by Japanese capital investment in the region and by Japanese consumer demands. In addition, a recession, a debt-crisis or a decline in currency valuation in one country can spread to other countries.



         Investments in Asia are susceptible to political and social factors affecting issuers in Asian countries. Some countries have authoritarian or relatively unstable governments. Certain governments in the region provide less supervision and regulation of financial markets than is typical of other emerging markets, and less financial information is available. Restrictions on direct foreign investments in securities markets also exist in some countries. For example, Taiwan permits foreign investment only through authorized qualified foreign institutional investors. The return of Hong Kong to China in 1997 will continue to affect the region.


         Some countries in the region are heavily dependent upon foreign trade. The economies of some Asian countries are not diversified and are based upon only a few commodities or industries. Markets in some of these countries are in the early stages of development, exhibit a high concentration of market capitalization, have less trading volume, lower liquidity and more volatility than more developed markets.


         The region periodically experiences increased market volatility and declines in foreign currency exchange rates. Fluctuation in currency exchange rates can affect a country's ability to service its debt. Currency fluctuation will affect the value of the securities in the Fund's portfolio because the prices of these securities are generally denominated or quoted in currencies other than the U.S. dollar.


         DIRECT INVESTMENT IN RUSSIAN SECURITIES. The Tax-Managed International Equities Fund may invest directly in securities of Russian issuers. Investment in securities of such issuers presents many of the same risks as investing in securities of issuers in other emerging market economies, as described in the immediately preceding section. However, the political, legal and operational risks of investing in Russian issuers, and of having assets custodied within Russia, may be particularly acute.

         A risk of particular note with respect to direct investment in Russian securities is the way in which ownership of shares of private companies is recorded. When the Fund invests in a

Russian issuer, it will receive a "share extract," but that extract is not legally determinative of ownership. The official record of ownership of a company's share is maintained by the company's share registrar. Such share registrars are completely under the control of the issuer, and investors are provided with few legal rights against such registrars.

SECURITIES LENDING

     A Fund may make secured loans of portfolio securities amounting to not more than one-third of the Fund's total assets. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. However, such loans will be made only to broker-dealers that are believed by the Manager to be of relatively high credit standing. Securities loans are made to broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or liquid securities at least equal at all times to the market value of the securities lent. The borrower pays to the lending Fund an amount equal to any dividends or interest the Fund would have received had the securities not been lent. If the loan is collateralized by liquid securities, the Fund will receive a fee from the borrower. In the case of loans collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. A Fund may also call such loans in order to sell the securities involved. The Manager has retained lending agents on behalf of the Funds that are compensated based on a percentage of each Fund's return on the securities lending activity. The Funds also pay various fees in connection with such loans including shipping fees and reasonable custodian fees approved by the Trustees of the Trust or persons acting pursuant to direction of the Board.

DEPOSITORY RECEIPTS

     A Fund may invest in American Depositary Receipts (ADRs), Global Depository Receipts (GDRs) and European Depository Receipts (EDRs) (collectively, "Depository Receipts") if issues of such Depository Receipts are available that are consistent with the Fund's investment objective. Depository Receipts generally evidence an ownership interest in a corresponding foreign security on deposit with a financial institution. Transactions in Depository Receipts usually do not settle in the same currency in which the underlying securities are denominated or traded. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets and EDRs, in bearer form, are designed for use in European securities markets. GDRs may be traded in any public or private securities markets and may represent securities held by institutions located anywhere in the world.


DOMESTIC EQUITY DEPOSITARY RECEIPTS

     The Funds may invest in Domestic Equity Depositary Receipts. These instruments represent interests in a unit investment trust ("UIT") that holds a portfolio of common stocks that is intended to track the price and dividend performance of a particular index. Common examples of Domestic Equity Depositary Receipts include S&P Depositary Receipts ("SPDRs") and Nasdaq 100 Shares, which may be obtained from the UIT issuing the securities or purchased in the secondary market (SPDRs and Nasdaq 100 Shares are listed on the American Stock Exchange).

     Domestic Equity Depositary Receipts are not individually redeemable, except upon termination of the UIT that issued them. The liquidity of small holdings of Domestic Equity Depositary Receipts depends upon the existence of a secondary market.

     The redemption price (and therefore the sale price) of Domestic Equity Depositary Receipts is derived from and based upon the securities held by the UIT that issued them. Accordingly, the level of risk involved in the purchase or redemption or sale of a Domestic Equity Depositary Receipt is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the price of Domestic Equity Depositary Receipts purchased or sold by a Series could result in losses on Domestic Equity Depositary Receipts.


CONVERTIBLE SECURITIES

     A convertible security is a fixed-income security (a bond or preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stock in a corporation's capital structure, but are usually subordinated to similar non-convertible securities. Convertible securities provide, through their conversion feature, an opportunity to participate in capital appreciation resulting from a market price advance in a convertible security's underlying common stock. The price of a convertible security is influenced by the market value of the underlying common stock and tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines. The Manager regards convertible securities as a form of equity security.

FUTURES AND OPTIONS

         The Funds may use futures and options for various purposes. Such transactions may involve options, futures and related options on futures contracts, and those instruments may relate to particular equity and fixed income securities, equity and fixed income indexes, and foreign currencies. The Funds may also enter into a combination of long and short positions (including spreads and straddles) for a variety of investment strategies, including protecting against changes in certain yield relationships.

         The use of futures contracts, option contracts and options on futures contracts involves risk. Thus, while a Fund may benefit from the use of futures, options and options on futures, unanticipated changes in interest rates, securities prices, or currency exchange rates may result in poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions. Losses incurred in transactions in futures, options and options on futures and the costs of these transactions will affect a Fund's performance.

OPTIONS. As has been noted above, the Funds (1) may enter into contracts giving third parties the right to buy the Fund's portfolio securities for a fixed price at a future date (writing "covered call options"); (2) may enter into contracts giving third parties the right to sell securities to the Fund for a fixed price at a future date (writing "covered put options"); and (3) may buy the right to purchase securities from third parties ("call options") or the right to sell securities to third parties ("put options") for a fixed price at a future date.

WRITING COVERED OPTIONS. A Fund may seek to increase its return by writing covered call or put options on optionable securities or indexes. A call option written by a Fund on a security gives the holder the right to buy the underlying security from the Fund at a stated exercise price; a put option gives the holder the right to sell the underlying security to the Fund at a stated exercise price. In the case of options on indexes, the options are usually cash settled based on the difference between the strike price and the value of the index.

         Each such Fund will receive a premium for writing a put or call option, which increases the Fund's return in the event the option expires unexercised or is closed out at a profit. The amount of the premium will reflect, among other things, the relationship of the market price and volatility of the underlying security or securities index to the exercise price of the option, the remaining term of the option, supply and demand and interest rates. By writing a call option on a security,

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the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option on a security, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security subsequently appreciates in value. In the case of options on an index, if a Fund writes a call, any profit by the Fund in respect of portfolio securities expected to correlate with the index will be limited by an increase in the index above the exercise price of the option. If the Fund writes a put on an index, the Fund may be required to make a cash settlement greater than the premium received if the index declines.


         A call option on a security is "covered" if the relevant Fund owns the underlying security or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration earmarked and maintained by the Fund's custodian on the custodian's books and records) upon conversion or exchange of other securities held in its portfolio. A call option on a security is also covered if the Fund holds on a share-for-share basis a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained by the Fund in cash, U.S. Government Securities or other high grade debt obligations earmarked on the Custodian's books and records. A call option on an index is "covered" if a Fund maintains cash, U.S. Government Securities or other liquid assets with a value equal to the exercise price in a segregated account with its custodian. A put option is "covered" if the Fund's custodian earmarks and maintains cash, U.S. Government Securities or other liquid assets with a value equal to the exercise price, or else holds on a share-for-share basis a put on the same security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.


         If the writer of an option wishes to terminate its obligation, it may effect a "closing purchase transaction." This is accomplished, in the case of exchange traded options, by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. The writer of an option may not effect a closing purchase transaction after it has been notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously purchased. There is no guarantee that a Fund will be able to effect a closing purchase or a closing sale transaction at any particular time. Also, an over-the-counter option may be closed out only with the other party to the option transaction.

         Effecting a closing transaction in the case of a written call option will permit a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both, or in the case of a written put option will permit a Fund to write another put option to the extent that the exercise price thereof is secured by deposited cash or high grade debt obligations. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other Fund investments. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

         A Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to



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purchase the option; the Fund will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option or is less than the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security or index of securities, any loss resulting from the repurchase of a written call option is likely to be offset in whole or in part by appreciation of the underlying security or securities owned by the Fund.

         A Fund may write options in connection with buy-and-write transactions; that is, a Fund may purchase a security and then write a call option against that security. The exercise price of the call the Fund determines to write will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using at-the-money call options may be used when it is expected that the price of the underlying security will remain fixed or advance moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, the Fund's maximum gain will be the premium received by it for writing the option, adjusted upward or downward by the difference between the Fund's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset in part, or entirely, by the premium received.

         The writing of covered put options is similar in terms of risk/return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the Fund's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, the Fund may elect to close the position or take delivery of the security at the exercise price. In that event, the Fund's return will be the premium received from the put option minus the cost of closing the position or, if it chooses to take delivery of the security, the premium received from the put option minus the amount by which the market price of the security is below the exercise price. Out-of-the-money, at-the-money and in-the-money put options may be used by the Fund in market environments analogous to those in which call options are used in buy-and-write transactions.

         The extent to which a Fund will be able to write and purchase call and put options may be restricted by the Fund's intention to qualify as a regulated investment company under the Internal Revenue Code.

RISK FACTORS IN OPTIONS TRANSACTIONS. The option writer has no control over when the underlying securities or futures contract must be sold, in the case of a call option, or purchased, in the case of a put option, since the writer may be assigned an exercise notice at any time prior to the termination of the obligation. If an option expires unexercised, the writer realizes a gain in



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the amount of the premium. Such a gain, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security or futures contract during the option period. If a call option is exercised, the writer realizes a gain or loss from the sale of the underlying security or futures contract. If a put option is exercised, the writer must fulfill the obligation to purchase the underlying security or futures contract at the exercise price, which will usually exceed the then market value of the underlying security or futures contract.

         An exchange-traded option may be closed out only on a national securities exchange ("Exchange") which generally provides a liquid secondary market for an option of the same series. An over-the-counter option may be closed out only with the other party to the option transaction. If a liquid secondary market for an exchange-traded option does not exist, it might not be possible to effect a closing transaction with respect to a particular option with the result that the Fund holding the option would have to exercise the option in order to realize any profit. For example, in the case of a written call option, if a Fund is unable to effect a closing purchase transaction in a secondary market (in the case of a listed option) or with the purchaser of the option (in the case of an over-the-counter option), the Fund will not be able to sell the underlying security (or futures contract) until the option expires or it delivers the underlying security (or futures contract) upon exercise. Reasons for the absence of a liquid secondary market on an Exchange include the following: (i) there may be insufficient trading interest in certain options;
(ii) restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an Exchange; (v) the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the Options Clearing Corporation as a result of trades on that Exchange should continue to be exercisable in accordance with their terms.

         The Exchanges have established limitations governing the maximum number of options which may be written by an investor or group of investors acting in concert. It is possible that the Funds, the Manager and other clients of the Manager may be considered to be such a group. These position limits may restrict a Fund's ability to purchase or sell options on a particular security.

         The amount of risk a Fund assumes when it purchases an option is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed below, the purchase of an option also entails the risk that changes in the value of the underlying security or futures contract will not be fully reflected in the value of the option purchased.

FUTURES. A financial futures contract sale creates an obligation by the seller to deliver the type of financial instrument called for in the contract in a specified delivery month for a stated price. A financial futures contract purchase creates an obligation by the purchaser to pay for and take delivery of the type of financial instrument called for in the contract in a specified delivery month, at a stated price. In some cases, the specific instruments delivered or taken, respectively, at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract sale or purchase was made. Some futures contracts are "cash settled" (rather than "physically settled," as described above) which means that the purchase price is subtracted from the current market value of the instrument and the net amount if positive is paid to the purchaser, and if negative is paid by the purchaser. Futures contracts are traded in the United States only on commodity exchanges or boards of trade -- known as "contract markets" -- approved for such trading by the Commodity Futures Trading Commission ("CFTC"), and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market. Under U.S. law, futures contracts on individual equity securities are not permitted.


         The purchase or sale of a futures contract differs from the purchase or sale of a security or option in that no price or premium is paid or received. Instead, an amount of cash, U.S. Government Securities or other liquid assets generally not exceeding 5% of the face amount of the futures contract must be deposited with the broker. This amount is known as initial margin. Subsequent payments to and from the broker, known as variation margin, are made on a daily basis as the price of the underlying futures contract fluctuates making the long and short positions in the futures contract more or less valuable, a process known as "marking to market." Prior to the settlement date of the futures contract, the position may be closed out by taking an opposite position which will operate to terminate the position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid to or released by the broker, and the purchaser realizes a loss or gain. In addition, a commission is paid on each completed purchase and sale transaction.


         In most cases futures contracts are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity and the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, a loss will be realized.

         The ability to establish and close out positions on options on futures will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or be maintained.


INDEX FUTURES. Each of the Funds may purchase futures contracts on various securities indexes ("Index Futures"). For example, the Tax-Managed U.S. Equities Fund and the Tax-Managed Small Companies Fund may purchase Index Futures on such domestic stock indexes as the Manager may deem appropriate, and the The Tax-Managed International Equities Fund may purchase Index Futures on such foreign stock indexes as the Manager may deem appropriate, including those which trade outside the United States. A Fund's purchase and sale of Index Futures is limited to contracts and exchanges which have been approved by the CFTC.

         An Index Future may call for "physical delivery" or be "cash settled." An Index Future that calls for physical delivery is a contract to buy an integral number of units of the particular securities index at a specified future date at a price agreed upon when the contract is made. A unit is the value from time to time of the relevant index. While a Fund that purchases an Index Future that calls for physical delivery is obligated to pay the face amount on the stated date, such an Index Future may be closed out on that date or any earlier date by selling an Index Future with the same face amount and contract date. This will terminate the Fund's position and the Fund will realize a profit or a loss based on the difference between the cost of purchasing the original Index Future and the price obtained from selling the closing Index Future. The amount of the profit or loss is determined by the change in the value of the relevant index while the Index Future was held.

         For example, if the value of a unit of a particular index were $1,000, a contract to purchase 500 units would be worth $500,000 (500 units x $1,000). The Index Futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the relevant index at the expiration of the contract. For example, if a Fund enters into one futures contract to buy 500 units of an index at a specified future date at a contract price of $1,000 per unit and the index is at $1,010 on that future date, the Fund will gain $5,000 (500 units x gain of $10).

         Index Futures that are "cash settled" provide by their terms for settlement on a net basis reflecting changes in the value of the underlying index. Thus, the purchaser of such an Index Future is never obligated to pay the face amount of the contract. The net payment obligation may in fact be very small in relation to the face amount.

         A Fund may close open positions on the futures exchange on which Index Futures are then traded at any time up to and including the expiration day. All positions which remain open at the close of the last business day of the contract's life are required to settle on the next business day (based upon the value of the relevant index on the expiration day) with settlement made, in the case of S&P 500 Index Futures, with the Commodities Clearing House. Additional or different margin requirements as well as settlement procedures may be applicable to foreign stock Index Futures at the time a Fund purchases foreign stock Index Futures.

         The price of Index Futures may not correlate perfectly with movement in the relevant index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the Index and futures markets. Secondly, the deposit requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than does the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. In addition, trading hours for foreign stock Index Futures may not correspond perfectly to hours of trading on the foreign exchange to which a particular foreign stock Index Futures relates. This may result in a disparity between the price of Index Futures and the value of the relevant index due to the lack of continuous arbitrage between the Index Futures price and the value of the underlying index.

OPTIONS ON FUTURES CONTRACTS. Options on futures contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option-exercise price at any time during the period of the option. Funds may use options on futures contracts in lieu of writing or buying options directly on the underlying securities or purchasing and selling the underlying futures contracts. For example, to hedge against a possible decrease in the value of its portfolio securities, a Fund may purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, a Fund may purchase call options or write put options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the Fund expects to purchase. Such options generally operate in the same manner as options purchased or written directly on the underlying investments. See "Foreign Currency Transactions" below for a description of the Funds' use of options on currency futures.

RISK FACTORS IN FUTURES TRANSACTIONS. Investment in futures contracts involves risk. If the futures are used for hedging, some of that risk may be caused by an imperfect correlation between movements in the price of the futures contract and the price of the security or currency being hedged. The correlation is higher between price movements of futures contracts and the instrument underlying that futures contract. The correlation is lower when futures are used to hedge securities other than such underlying instrument, such as when a futures contract on an index of securities is used to hedge a single security, a futures contract on one security (e.g., U.S. Treasury bonds) is used to hedge a different security (e.g., a mortgage-backed security) or when a futures contract in one currency is used to hedge a security denominated in another currency. In the event of an imperfect correlation between a futures position and a portfolio position (or anticipated position) which is intended to be protected, the desired protection may not be obtained and a Fund may be exposed to risk of loss. In addition, it is not always possible to hedge fully or perfectly against currency fluctuations affecting the value of the securities denominated in foreign currencies because the value of such securities also is likely to fluctuate as a result of independent factors not related to currency fluctuations. The risk of imperfect correlation generally tends to diminish as the maturity date of the futures contract approaches.

         A hedge will not be fully effective where there is such imperfect correlation. To compensate for imperfect correlations, a Fund may purchase or sell futures contracts in a greater amount than the hedged securities if the volatility of the hedged securities is historically greater than the volatility of the futures contracts. Conversely, a Fund may purchase or sell fewer contracts if the volatility of the price of the hedged securities is historically less than that of the futures contract.

         A Fund may also purchase futures contracts (or options thereon) as an anticipatory hedge against a possible increase in the price of currency in which is denominated the securities the Fund anticipates purchasing. In such instances, it is possible that the currency may instead decline. If the Fund does not then invest in such securities because of concern as to possible further market and/or currency decline or for other reasons, the Fund may realize a loss on the futures contract that is not offset by a reduction in the price of the securities purchased.

         The liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. Prices have in the past exceeded the daily limit on a number of consecutive trading days. Short positions in index futures may be closed out only by entering into a futures contract purchase on the futures exchange on which the index futures are traded.

         The successful use of transactions in futures and related options for hedging and risk management also depends on the ability of the Manager to forecast correctly the direction and extent of exchange rate, interest rate and stock price movements within a given time frame. For example, to the extent interest rates remain stable during the period in which a futures contract or option is held by a Fund investing in fixed income securities (or such rates move in a direction opposite to that anticipated), the Fund may realize a loss on the futures transaction which is not fully or partially offset by an increase in the value of its portfolio securities. As a result, the Fund's total return for such period may be less than if it had not engaged in the hedging transaction.

         Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the CFTC and may be subject to greater risks than trading on domestic exchanges. For example, some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. In addition, unless a Fund hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that a Fund might realize in trading could be eliminated by adverse changes in the exchange rate, or the Fund could incur losses as a result of those changes.

USES OF OPTIONS, FUTURES AND OPTIONS ON FUTURES


RISK MANAGEMENT. When futures and options on futures are used for risk management, a Fund will generally take long positions (e.g., purchase call options, futures contracts or options thereon) in order to increase the Fund's exposure to a particular market, market segment or foreign currency. For example, if a Fund holds a portfolio of stocks with an average volatility (beta) lower than that of the Fund's benchmark securities index as a whole (deemed to be 1.00), the Fund may purchase Index Futures to increase its average volatility to 1.00. In the case of futures and options on futures, a Fund is only required to deposit the initial and variation margin as required by relevant CFTC regulations and the rules of the contract markets. Because the Fund will then be obligated to purchase the security or index at a set price on a future date, the Fund's net asset value will fluctuate with the value of the security as if it were already included in the Fund's portfolio. Risk management transactions have the effect of providing a degree of investment leverage, particularly when a Fund does not earmark assets equal to the face amount of the contract (i.e., in cash settled futures contracts) since the futures contract (and related options) will increase or decrease in value at a rate which is a multiple of the rate of increase or decrease in the value of the initial and variation margin that the Fund is required to deposit. As a result, the value of the Fund's portfolio will generally be more volatile than the value of comparable portfolios which do not engage in risk management transactions. A Fund will not, however, use futures and options on futures to obtain greater volatility than it could obtain through direct investment in securities; that is, a Fund will not normally engage in risk management to increase the average volatility (beta) of that Fund's portfolio above 1.00, the level of risk (as measured by volatility) that would be present if the Fund were fully invested in the securities comprising the relevant index. However, a Fund may invest in futures and options on futures without regard to this limitation if the face value of such investments, when aggregated with the Index Futures, equity swaps and contracts for differences as described below does not exceed 10% of a Fund's assets.

HEDGING. To the extent indicated elsewhere, a Fund may also enter into options and futures contracts and buy and sell options on futures for hedging. For example, a Fund may sell equity index futures if it wants to hedge its equity securities against a general decline in the relevant equity market(s). The Funds may also use futures contracts in anticipatory hedge transactions by taking a long position in a futures contract with respect to a security, index or foreign currency that a Fund intends to purchase (or whose value is expected to correlate closely with the security or currency to be purchased) pending receipt of cash from other transactions to be used for the actual purchase. Then if the cost of the security or foreign currency to be purchased by the Fund increases and if the anticipatory hedge is effective, that increased cost should be offset, at least in part, by the value of the futures contract. Options on futures contracts may be used for hedging as well. For example, if the value of a fixed-income security in a Fund's portfolio is expected to decline as a result of an increase in rates, the Fund might purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, for anticipatory hedging, a Fund may purchase call options or write put options as a substitute for the purchase of futures contracts. See "Foreign Currency Transactions" below for more information regarding the currency hedging practices of the Funds.

INVESTMENT PURPOSES. To the extent indicated elsewhere, a Fund may also enter into futures contracts and buy and sell options thereon for investment. For example, a Fund may invest in futures when its Manager believes that there are not enough attractive securities available to maintain the standards of diversity and liquidity set for a Fund pending investment in such securities if or when they do become available. Through this use of futures and related options, a Fund may diversify risk in its portfolio without incurring the substantial brokerage costs which may be associated with investment in the securities of multiple issuers. This use may also permit a Fund to avoid potential market and liquidity problems (e.g., driving up the price of a security by purchasing additional shares of a portfolio security or owning so much of a particular issuer's stock that the sale of such stock depresses that stock's price) which may result from increases in positions already held by the Fund.


         When any Fund purchases futures contracts for investment, the Fund's custodian will earmark and maintain cash, U.S. Government Securities or other liquid assets in an amount which, together with the initial and variation margin deposited on the futures contracts, is equal to the face value of the futures contracts at all times while the futures contracts are held.

         Incidental to other transactions in fixed income securities, for investment purposes a Fund may also combine futures contracts or options on fixed income securities with cash, cash equivalent investments or other fixed income securities in order to create "synthetic" bonds which approximate desired risk and return profiles. This may be done where a "non-synthetic" security having the desired risk/return profile either is unavailable (e.g., short-term securities of certain foreign governments) or possesses undesirable characteristics (e.g., interest payments on the security would be subject to foreign withholding taxes). A Fund may also purchase forward foreign exchange contracts in conjunction with U.S. dollar-denominated securities in order to create a synthetic foreign currency denominated security which approximates desired risk and return characteristics where the non-synthetic securities either are not available in foreign markets or possess undesirable characteristics. For greater detail, see "Foreign Currency Transactions" below. When a Fund creates a "synthetic" bond with a futures contract, the Fund's custodian will earmark and maintain cash, U.S. Government Securities or other liquid assets with a value at least equal to the face amount of the futures contract (less the amount of any initial or variation margin on deposit).



SYNTHETIC SALES AND PURCHASES. Futures contracts may also be used to reduce transaction costs associated with short-term restructuring of a Fund's portfolio. For example, if a Fund's portfolio includes stocks of companies with medium-sized equity capitalization and, in the opinion of the Manager, such stocks are likely to underperform larger capitalization stocks, the Fund might sell some or all of its mid-capitalization stocks, buy large capitalization stocks with the proceeds and then, when the expected trend had played out, sell the large capitalization stocks and repurchase the mid-capitalization stocks with the proceeds. In the alternative, a Fund may use futures to achieve a similar result with reduced transaction costs. In that case, the Fund might simultaneously enter into short futures positions on an appropriate index (e.g., the S&P Mid Cap 400 Index) (to synthetically "sell" the stocks in the Fund) and long futures positions on another index (e.g., the S&P 500) (to synthetically "buy" the larger capitalization stocks). When the expected trend has played out, the Fund would then close out both futures contract positions. A Fund will only enter into these combined positions if (1) the short position (adjusted for historic volatility) operates as a hedge of existing portfolio holdings, (2) the face amount of the long futures position is less than or equal to the value of the portfolio securities that the Fund would like to dispose of, (3) the contract settlement date for the short futures position is approximately the same as that for the long futures position and (4) the Fund's custodian earmarks and maintains an amount of cash, U.S. Government Securities and other liquid assets whose value, marked-to-market daily, is equal to the Fund's current obligations in respect of the long futures contract positions. If a Fund uses such combined short and long positions, in addition to possible declines in the values of its investment securities, the Fund may also suffer losses associated with a securities index underlying the long futures position underperforming the securities index underlying the short futures position. However, the Manager will enter into these combined positions only if the Manager expects that, overall, the Fund will perform as if it had sold the securities hedged by the short position and purchased the securities underlying the long position. A Fund may also use swaps and options on futures to achieve the same objective.


LIMITATIONS ON THE USE OF OPTIONS AND FUTURES PORTFOLIO STRATEGIES. As noted above, the Funds may use futures contracts and related options for hedging and, in some circumstances, for risk

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management or investment but not for speculation. Thus, except when used for risk management or investment, a Fund's long futures contract positions (less its short positions) together with the Fund's cash (i.e., equity or fixed income) positions will not exceed the Fund's total net assets.

         The Funds' ability to engage in the options and futures strategies described above will depend on the availability of liquid markets in such instruments. Markets in options and futures with respect to currencies are relatively new and still developing. It is impossible to predict the amount of trading interest that may exist in various types of options or futures. Therefore no assurance can be given that a Fund will be able to utilize these instruments effectively for the purposes set forth above. Furthermore, each Fund's ability to engage in options and futures transactions may be limited by tax considerations.

SWAP CONTRACTS AND OTHER TWO-PARTY CONTRACTS

         A Fund may use swap contracts and other two-party contracts for the same or similar purposes as they may use options, futures and related options. The use of swap contracts and other two-party contracts involves risk.

         SWAP CONTRACTS. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange returns (or differentials in rates of return) calculated with respect to a "notional amount," e.g., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. A Fund will usually enter into swaps on a net basis, i.e., the two returns are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two returns.

         INTEREST RATE AND CURRENCY SWAPS. Interest rate swaps involve the exchange of the two parties' respective commitments to pay or receive interest on a notional principal amount (e.g., an exchange of floating rate payments for fixed rate payments). Currency swaps involve the exchange of the two parties' respective commitments to pay or receive fluctuations with respect to a notional amount of two different currencies (e.g., an exchange of payments with respect to fluctuations in the value of the U.S. dollar relative to the Japanese yen).

         EQUITY SWAP CONTRACTS AND CONTRACTS FOR DIFFERENCES. Equity swap contracts involve the exchange of one party's obligation to pay the loss, if any, with respect to a notional amount of a particular equity index (e.g., the S&P 500 Index) plus interest on such notional amount at a designated rate (e.g., the London Inter-Bank Offered Rate) in exchange for the other party's obligation to pay the gain, if any, with respect to the notional amount of such index.

         If a Fund enters into a long equity swap contract, the Fund's net asset value will fluctuate as a result of changes in the value of the equity index on which the equity swap is based as if it had purchased the notional amount of securities comprising the index. A Fund will not use long equity swap contracts to obtain greater volatility than it could obtain through direct investment in securities; that is, a Fund will not normally enter into an equity swap contract to increase the volatility (beta) of the Fund's portfolio above 1.00, the volatility that would be present in the stocks comprising the Fund's benchmark index. However, a Fund may invest in long equity swap contracts without regard to this limitation if the notional amount of such equity swap contracts, when aggregated with the Index Futures as described above and the contracts for differences as described below, does not exceed 10% of the Fund's net assets.

         Contracts for differences are swap arrangements in which a Fund may agree with a counterparty that its return (or loss) will be based on the relative performance of two different groups or "baskets" of securities. As to one of the baskets, the Fund's return is based on theoretical long futures positions in the securities comprising that basket (with an aggregate face value equal to the notional amount of the contract for differences) and as to the other basket, the Fund's return is based on theoretical short futures positions in the securities comprising the basket. A Fund may also use actual long and short futures positions to achieve the same market exposure(s) as contracts for differences. A Fund will only enter into contracts for differences where payment obligations of the two legs of the contract are netted and thus based on changes in the relative value of the baskets of securities rather than on the aggregate change in the value of the two legs. A Fund will only enter into contracts for differences (and analogous futures positions) when the Manager believes that the basket of securities constituting the long leg will outperform the basket constituting the short leg. However, it is possible that the short basket will outperform the long basket resulting in a loss to a Fund, even in circumstances where the securities in both the long and short baskets appreciate in value.


         Except for instances in which a Fund elects to obtain leverage up to the 10% limitation mentioned above, the Fund's custodian will earmark and maintain cash, U.S. Government Securities or liquid assets in an amount equal to the aggregate of net payment obligations on its swap contracts and contracts for differences, marked to market daily.


         A Fund may enter into swaps and contracts for differences for hedging, investment and risk management. When using swaps for hedging, a Fund may enter into an interest rate, currency or equity swap, as the case may be, on either an asset-based or liability-based basis, depending on whether it is hedging its assets or its liabilities. For risk management or investment purposes a Fund may also enter into a contract for differences in which the notional amount of the theoretical long position is greater than the notional amount of the theoretical short position. A Fund will not normally enter into a contract for differences to increase the volatility (beta) of the Fund's portfolio above 1.00. However, a Fund may invest in contracts for differences without regard to this limitation if the aggregate amount by which the theoretical long positions of such contracts exceed the theoretical short positions of such contracts, when aggregated with the Index Futures and equity swaps contracts as described above, does not exceed 10% of the Fund's net assets.

         INTEREST RATE CAPS, FLOORS AND COLLARS. A Fund may use interest rate caps, floors and collars for the same purposes or similar purposes as they use interest rate futures contracts and related options. Interest rate caps, floors and collars are similar to interest rate swap contracts because the payment obligations are measured by changes in interest rates as applied to a notional amount and because they are individually negotiated with a specific counterparty. The purchase of an interest rate cap entitles the purchaser, to the extent that a specific index exceeds a specified interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below specified interest rates, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. The purchase of an interest rate collar entitles the purchaser, to the extent that a specified index exceeds or falls below two specified interest rates, to receive payments of interest on a notional principal amount from the party selling the interest rate collar. Except when using such contracts for risk management, a Fund's custodian will earmark and maintain cash, U.S. Government Securities or other liquid assets in an amount at least equal to its obligations, if any, under interest rate cap, floor and collar arrangements. As with futures contracts, when a Fund uses notional amount contracts for risk management it is only required to earmark and maintain on the custodian's books and records assets equal to its net payment obligation, not the notional amount of the contract. In those cases, the notional amount contract will have the effect of providing a degree of investment leverage similar to the leverage associated with non-earmarked futures contracts. A Fund's use of interest rate caps, floors and collars for the same or similar purposes as those for which they use futures contracts and related options presents the same risks and similar opportunities as those associated with futures and related options. Because caps, floors and collars are recent innovations for which standardized documentation has not yet been developed they are deemed by the SEC to be relatively illiquid investments which are subject to each Fund's limitation on investment in illiquid securities.


FOREIGN CURRENCY TRANSACTIONS


         Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. For example, uncertainty surrounds the introduction of the "euro" (a common currency unit for the European Union) which occurred in January 1999. These and other currencies in which a Fund's assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Fund.


         A Fund may be permitted to invest in securities denominated in foreign currencies and may buy or sell foreign currencies, deal in forward foreign currency contracts, currency futures contracts and related options and options on currencies. A Fund may use such currency instruments for hedging, investment or currency risk management. Currency risk management may include taking active currency positions relative to both the securities portfolio of a Fund and a Fund's performance benchmark.


         Forward foreign currency contracts are contracts between two parties to purchase and sell a specific quantity of a particular currency at a specified price, with delivery and settlement to take place on a specified future date. Currency futures contracts are contracts to buy or sell a standard quantity of a particular currency at a specified future date and price. Options on currency futures contracts give their owner the right, but not the obligation, to buy (in the case of a call option) or sell (in the case of a put option) a specified currency futures contract at a fixed price during a specified period. Options on currencies give their owner the right, but not the obligation, to buy (in the case of a call option) or sell (in the case of a put option) a specified quantity of a particular currency at a fixed price during a specified period.

         A Fund may enter into forward contracts for hedging under three circumstances. First, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transaction, a Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold and the date on which payment is made or received.

         Second, when the Manager of a Fund believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. Maintaining a match between the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures.

         Third, a Fund may engage in currency "cross hedging" when, in the opinion of the Manager, the historical relationship among foreign currencies suggests that the Fund may achieve the same protection for a foreign security at reduced cost through the use of a forward foreign currency contract relating to a currency other than the U.S. dollar or the foreign currency in which the security is denominated. By engaging in cross hedging transactions, a Fund assumes the risk of imperfect correlation between the subject currencies. These practices may present risks different from or in addition to the risks associated with investments in foreign currencies.

         A Fund is not required to enter into hedging transactions with regard to its foreign currency-denominated securities and will not do so unless deemed appropriate by the Manager. By entering into the above hedging transactions, a Fund may be required to forego the benefits of advantageous changes in the exchange rates.

         A Fund may also enter foreign currency forward contracts for investment and currency risk management. When a Fund uses currency instruments for such purposes, the foreign currency exposure of the Fund may differ substantially from the currencies in which the Fund's investment securities are denominated. However, a Fund's aggregate foreign currency exposure will not normally exceed 100% of the value of the Fund's securities, except that a Fund may use currency instruments without regard to this limitation if the amount of such excess, when aggregated with futures contracts, equity swap contracts and contracts for differences used in similar ways, does not exceed 10% of the Fund's net assets.

         Except to the extent that a Fund may use such contracts for risk management, whenever a Fund enters into a foreign currency forward contract, other than a forward contract entered into for hedging, the Fund's custodian will earmark and maintain cash, U.S. Government Securities or other liquid assets with a value, marked to market daily, equal to the amount of the currency required to be delivered. A Fund's ability to engage in forward contracts may be limited by tax considerations.



         A Fund may use currency futures contracts and related options and options on currencies for the same reasons for which it uses currency forwards. Except to the extent that a Fund may use futures contracts and related options for risk management, a Fund will, so long as it is obligated as the writer of a call option on currency futures, own on a contract-for-contract basis an equal long position in currency futures with the same delivery date or a call option on currency futures with the difference, if any, between the market value of the call written and the market value of the call or long currency futures purchased and maintained by the Fund in cash or other liquid assets earmarked on the books and records of the Fund's custodian. If at the close of business on any day the market value of the call purchased by a Fund falls below 100% of the market value of the call written by the Fund, the Fund's custodian will earmark and maintain an amount of cash or other liquid assets equal in value to the difference. Alternatively, a Fund may cover the call option by owning securities denominated in the currency with a value equal to the face amount of the contract(s) or through earmarking and maintaining with the custodian an amount of the particular foreign currency equal to the amount of foreign currency per futures contract option times the number of options written by the Fund.


REPURCHASE AGREEMENTS

         A Fund may enter into repurchase agreements with banks and broker-dealers by which it acquires a security (usually an obligation of the Government where the transaction is initiated or in whose currency the agreement is denominated) for a relatively short period (usually not more than a week) for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed-on price and date. The resale price is in excess of the acquisition price and reflects an agreed-upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford an opportunity for a Fund to earn a return on temporarily available cash at no market risk, although there is a risk that the seller may default in its obligation to pay the agreed-upon sum on the redelivery date. Such a default may subject a Fund to expenses, delays and risks of loss including: (a) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) possible reduced levels of income and lack of access to income during this period and (c) inability to enforce rights and the expenses involved in attempted enforcement.

DEBT AND OTHER FIXED INCOME SECURITIES GENERALLY

         Debt and Other Fixed Income Securities include fixed income securities of any maturity. Fixed income securities pay a specified rate of interest or dividends, or a rate that is adjusted periodically by reference to some specified index or market rate. Fixed income securities include securities issued by federal, state, local and foreign governments and related agencies, and by a wide range of private issuers.

         Fixed income securities are subject to market and credit risk. Market risk relates to changes in a security's value as a result of changes in interest rates generally. In general, the values of fixed income securities increase when prevailing interest rates fall and decrease when interest rates rise. Credit risk relates to the ability of the issuer to make payments of principal and interest. Obligations of issuers are subject to the provisions of bankruptcy, insolvency and other laws, such as the Federal Bankruptcy Reform Act of 1978, affecting the rights and remedies of creditors. Fixed income securities denominated in foreign currencies are also subject to the risk of a decline in the value of the denominating currency.

         Because interest rates vary, it is impossible to predict the future income of a Fund investing in such securities. The net asset value of a Fund's shares will vary as a result of changes in the value of the securities in its portfolio and will be affected by the absence and/or success of hedging strategies.

TEMPORARY HIGH QUALITY CASH ITEMS


         To the extent noted under "Investment Guidelines," a Fund may temporarily invest a portion of its assets in cash or cash items pending other investments or in connection with the earmarking and maintenance of such assets on the custodian's books and records. These cash items must be of high quality and may include a number of money market instruments such as securities issued by the United States government and agencies thereof, bankers' acceptances, commercial paper, and bank certificates of deposit. By investing in high quality money market securities a Fund may seek to minimize credit risk with respect to such investments.


U.S. GOVERNMENT SECURITIES AND FOREIGN GOVERNMENT SECURITIES

         U.S. Government Securities include securities issued or guaranteed by the U.S. government or its authorities, agencies or instrumentalities. Foreign Government Securities include securities issued or guaranteed by foreign governments (including political subdivisions) or their authorities, agencies or instrumentalities or by supra-national agencies. U.S. Government Securities and Foreign Government Securities have different kinds of government support. For example, some U.S. Government Securities, such as U.S. Treasury bonds, are supported by the full faith and credit of the United States, whereas certain other U.S. Government Securities issued or guaranteed by federal agencies or government-sponsored enterprises are not supported by the full faith and credit of the United States. Similarly, some Foreign Government Securities are supported by the full faith and credit of a foreign national government or political subdivision and some are not. In the case of certain countries, Foreign Government Securities may involve varying degrees of credit risk as a result of financial or political instability in such countries and the possible inability of a Fund to enforce its rights against the foreign government issuer.

         Supra-national agencies are agencies whose member nations make capital contributions to support the agencies' activities, and include such entities as the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Coal and Steel Community and the Inter-American Development Bank.

         Like other fixed income securities, U.S. Government Securities and Foreign Government Securities are subject to market risk and their market values fluctuate as interest rates change. Thus, for example, the value of an investment in a Fund which holds U.S. Government Securities or Foreign Government Securities may fall during times of rising interest rates. Yields on U.S. Government Securities and Foreign Government Securities tend to be lower than those of corporate securities of comparable maturities.

         In addition to investing directly in U.S. Government Securities and Foreign Government Securities, a Fund may purchase certificates of accrual or similar instruments evidencing undivided ownership interests in interest payments or principal payments, or both, in U.S. Government Securities and Foreign Government Securities. These certificates of accrual and similar instruments may be more volatile than other government securities.

ADJUSTABLE RATE SECURITIES

         Adjustable rate securities are securities that have interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate. They may be U.S. Government Securities or securities of other issuers. Some adjustable rate securities are backed by pools of mortgage loans. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of adjustable rate securities, these securities are still subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. Because the interest rate is reset only periodically, changes in the interest rates on adjustable rate securities may lag changes in prevailing market interest rates. Also, some adjustable rate securities (or, in the case of securities backed by mortgage loans, the underlying mortgages) are subject to caps or floors that limit the maximum change in interest rate during a specified period or over the life of the security. Because of the resetting of interest rates, adjustable rate securities are less likely than non-adjustable rate securities of comparable quality and maturity to increase significantly in value when market interest rates fall.

LOWER RATED SECURITIES

         A Fund may invest some or all of its assets in securities rated below investment grade (that is, rated below BBB by Standard & Poor's or below Baa by Moody's) at the time of purchase, including securities in the lowest rating categories, and comparable unrated securities ("Lower Rated Securities"). A Fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase, although the Manager will monitor the investment to determine whether continued investment in the security will assist in meeting the Fund's investment objective.

         Lower Rated Securities generally provide higher yields, but are subject to greater credit and market risk, than higher quality fixed income securities. Lower Rated Securities are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. Achievement of the investment objective of a Fund investing in Lower Rated Securities may be more dependent on the Manager's own credit analysis than is the case with higher quality bonds. The market for Lower Rated Securities may be more severely affected than some other financial markets by economic recession or substantial interest rate increases, by changing public perceptions of this market or by legislation that limits the ability of certain categories of financial institutions to invest in these securities. In addition, the secondary market may be less liquid for Lower Rated Securities. This reduced liquidity at certain times may affect the values of these securities and may make the valuation and sale of these securities more difficult. Securities of below investment grade quality are commonly referred to as "junk bonds." Securities in the lowest rating categories may be in poor standing or in default. Securities in the lowest investment grade category (BBB or Baa) have some speculative characteristics.

INDEXED SECURITIES

         Indexed securities are securities the redemption values and/or the coupons of which are indexed to the prices of a specific instrument or statistic. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to other securities, securities indexes, currencies, precious metals or other commodities, or other financial indicators. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

         The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the U.S. and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies.

         Indexed securities in which a Fund may invest include so-called "inverse floating obligations" or "residual interest bonds" on which the interest rates typically decline as short-term market interest rates increase and increase as short-term market rates decline. Such securities have the effect of providing a degree of investment leverage, since they will generally increase or decrease in value in response to changes in market interest rates at a rate which is a multiple of the rate at which fixed-rate long-term securities increase or decrease in response to such changes. As a result, the market values of such securities will generally be more volatile than the market values of fixed rate securities.


         Certain Funds may invest in inflation indexed securities issued by the U.S. Treasury, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value which has been adjusted for inflation.



         Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. Certain Funds may also invest in other bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.



         The value of inflation indexed bonds is expected to fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation indexed bonds.



         Although these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may result in a decline in value. If interest rates rise due to reasons other than inflation (such as changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.



         The U.S. Treasury has a relatively brief history of issuing inflation indexed bonds. As such, there is no trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop. Certain foreign governments, such as the United Kingdom, Canada and Australia, have a longer history of issuing inflation indexed bonds, and there may be a more liquid market in certain of these countries for these securities.



         The periodic adjustment of U.S. inflation indexed bonds is tied to the Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. In addition, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.



         Coupon payments received by a Fund from inflation indexed bonds will be includable in the Fund's gross income in the period in which they accrue. In addition, any increase in the principal amount of an inflation indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

         The Fund may invest in fixed income securities (including convertible securities) of any maturity.



         A Fund's investments in indexed securities, including inflation indexed securities, may create taxable income in excess of the cash they generate. In such cases, a Fund may be required to sell assets to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level. See "Distributions and Taxes in the Prospectus" and "Distributions" and "Taxes" in this Statement of Additional Information.


FIRM COMMITMENTS


         A firm commitment agreement is an agreement with a bank or broker-dealer for the purchase of securities at an agreed-upon price on a specified future date. A Fund may enter into firm commitment agreements with such banks and broker-dealers with respect to any of the instruments eligible for purchase by the Fund. A Fund will only enter into firm commitment arrangements with banks and broker-dealers which the Manager determines present minimal credit risks. A Fund's custodian will earmark and maintain cash, U.S. Government Securities or other liquid assets in an amount equal to the Fund's obligations under firm commitment agreements.


REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLL AGREEMENTS

         A Fund may enter into reverse repurchase agreements and dollar roll agreements with banks and brokers to enhance return. Reverse repurchase agreements involve sales by a Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on these securities and also has the opportunity to earn a return on the collateral furnished by the counterparty to secure its obligation to redeliver the securities.

         Dollar rolls are transactions in which a Fund sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type and coupon) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale.


         A Fund which makes such investments will earmark and maintain on its custodian's books and records cash, U.S. Government Securities or other liquid assets equal in value to its obligations in respect of reverse repurchase agreements and dollar rolls. Reverse repurchase agreements and dollar rolls involve the risk that the market value of the securities retained by a Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement or dollar roll files for bankruptcy or becomes insolvent, the Fund's use of the proceeds of the agreement may be restricted pending a determination by the other party or its trustee or receiver whether to enforce the Fund's obligation to repurchase the securities. Reverse repurchase agreements and dollar rolls are not considered borrowings by a Fund for purposes of a Fund's fundamental investment restriction with respect to borrowings.

ILLIQUID SECURITIES


         A Fund may purchase "illiquid securities," i.e., securities which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment, which include securities whose disposition is restricted by securities laws, so long as no more than 15% of net assets would be invested in such illiquid securities. The Funds currently intend to invest in accordance with the SEC staff view that repurchase agreements maturing in more than seven days are illiquid securities. It is possible that certain over-the-counter options and securities serving as cover for over-the-counter options may be deemed, under certain circumstances, to be illiquid securities. While the Trust does not agree with this view, it will operate in accordance with any relevant formal guidelines adopted by the SEC.



         In addition, the SEC staff may, under certain circumstances, consider equity swap contracts, caps, floors and collars to be illiquid securities. Consequently, to the extent the SEC staff maintains this position, a Fund will not enter into an equity swap contract or a reverse equity swap contract or purchase a cap, floor or collar if, as a result of the investment, the total value (i.e., marked-to-market value) of such investments (without regard to their notional amount) together with that of all other illiquid securities which the Fund owns would exceed 15% of the Fund's total assets.



                             INVESTMENT RESTRICTIONS

Fundamental Restrictions:

         Without a vote of the majority of the outstanding voting securities of the relevant Fund, the Trust will not take any of the following actions with respect to such Fund as indicated:


         (1) Borrow money except under the following circumstances: (i) A Fund may borrow money from banks so long as after such a transaction, the total assets (including the amount borrowed) less liabilities other than debt obligations, represent at least 300% of outstanding debt obligations; (ii) A Fund may also borrow amounts equal to an additional 5% of its total assets without regard to the foregoing limitation for temporary purposes, such as for the clearance and settlement of portfolio transactions and to meet shareholder redemption requests; (iii) A Fund may enter into transactions that are technically borrowings under the 1940 Act because they involve the sale of a security coupled with an agreement to repurchase that security (e.g., reverse repurchase agreements, dollar rolls and other similar investment techniques) without regard to the asset coverage restriction described in (i) above, so long as and to the extent that the Fund's custodian earmarks and maintains cash and/or high grade debt securities equal in value to its obligations in respect of these transactions. Under current pronouncements of the SEC staff, such transactions are not treated as senior securities so long as and to the extent that the Fund's custodian earmarks and maintains liquid assets, such as cash, U.S. Government Securities or other appropriate assets equal in value to its obligations in respect of these transactions.


         (2) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities. (For this purpose, the deposit or payment of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.)

         (3) Make short sales of securities or maintain a short position for a Fund's account unless at all times when a short position is open the Fund owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short.

         (4) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws.

         (5) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, including securities of real estate investment trusts, and may purchase securities which are secured by interests in real estate.

         (6) Make loans, except by purchase of debt obligations or by entering into repurchase agreements or through the lending of a Fund's portfolio securities. Loans of portfolio securities may be made with respect to up to 100% of a Fund's total assets.

         (7) Concentrate more than 25% of the value of its total assets in any one industry.

         (8) Purchase or sell commodities or commodity contracts, except that a Fund may purchase and sell financial futures contracts and options thereon.


         (9) Issue senior securities, as defined in the 1940 Act and as amplified by rules, regulations and pronouncements of the SEC. The SEC has concluded that even though reverse repurchase agreements, firm commitment agreements and standby commitment agreements fall within the functional meaning of the term "evidence of indebtedness", the issue of compliance with Section 18 of the 1940 Act will not be raised with the SEC by the Division of Investment Management if a Fund covers such securities by earmarking and maintaining certain assets on the books and records of the Fund's custodian. Similarly, so long as such earmarked assets are maintained, the issue of compliance with
Section 18 will not be raised with respect to any of the following: any swap contract or contract for differences; any pledge or encumbrance of assets permitted by Non-Fundamental Restriction (4) below; any borrowing permitted by Fundamental Restriction (1) above; any collateral arrangements with respect to initial and variation margin permitted by Non-Fundamental Restriction (4) below; and the purchase or sale of options, forward contracts, futures contracts or options on futures contracts.

Non-Fundamental Restrictions:

     It is contrary to the present policies of each Fund which may be changed by the Trustees without shareholder approval, to:

     (1) Buy or sell oil, gas or other mineral leases, rights or royalty contracts.

     (2) Make investments for the purpose of gaining control of a company's management.

     (3) Invest more than 15% of net assets in illiquid securities. The securities currently thought to be included as "illiquid securities" are restricted securities under the Federal securities laws (including illiquid securities traded under Rule 144A), repurchase agreements and securities that are not readily marketable. To the extent the Trustees determine that restricted securities traded under Section 4(2) or Rule 144A under the Securities Act of 1933 are in fact liquid, they will not be included in the 15% limit on investment in illiquid securities.

     (4) Pledge, hypothecate, mortgage or otherwise encumber its assets in excess of 33 1/3% of a Fund's total assets (taken at cost). (For the purposes of this restriction, collateral arrangements with respect to swap agreements, the writing of options, stock index, interest rate, currency or other futures, options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets. The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively is not deemed to be a pledge or encumbrance.)

     Except as indicated above in Fundamental Restriction No. 1, all percentage limitations on investments set forth herein and in the Prospectus will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

     The phrase "shareholder approval," as used in the Prospectus, and the phrase "vote of a majority of the outstanding voting securities," as used herein with respect to a Fund, means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares of the Fund present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. Except for policies that are explicitly described as fundamental in the Prospectus or this Statement of Additional Information, the investment policies of each Fund (including all policies, restrictions and limitations set forth under "Investment Guidelines") may be changed by the Trust's Trustees without the approval of shareholders.

                             MANAGEMENT OF THE TRUST


     Subject to the provisions of the GMO Declaration of Trust, the business of the GMO Trust (the "Trust"), an open-end management investment company, shall be managed by the Trustees, and they shall have all powers necessary or convenient to carry out that responsibility including the power to engage in securities transactions of all kinds on behalf of the Trust. Without limiting the foregoing, the Trustees may: adopt By-Laws not inconsistent with the Declaration of Trust providing for the regulation and management of the affairs of the Trust and may amend and repeal them to the extent that such By-Laws do not reserve that right to the Shareholders; fill vacancies in or remove from their number (including any vacancies created by an increase in the number of Trustees); remove from their number with or without cause; elect and remove such officers and appoint and terminate such agents as they consider appropriate; appoint from their own number and terminate one or more committees consisting of two or more Trustees which may exercise the powers and authority of the Trustees to the extent that the Trustees determine; employ one or more custodians of the assets of the Trust and authorize such custodians to employ subcustodians and to deposit all or any part of such assets in a system or systems for the central handling of securities or with a Federal Reserve Bank,; retain a transfer agent or a shareholder servicing agent, or both; provide for the distribution of Shares by the Trust, through one or more principal underwriters or otherwise; set record dates for the determination of Shareholders with respect to various matters; and in general delegate such authority as they consider desirable to any officer of the Trust, to any committee of the Trustees and to any agent or employee of the Trust or to any such custodian or underwriter.


         The Trustees and officers of the Trust and their principal occupations during the past five years are as follows:

         R. JEREMY GRANTHAM* (D.O.B. 10/6/38). President-Quantitative and Chairman of the Trustees of the Trust. Member, Grantham, Mayo, Van Otterloo & Co. LLC.




         JAY O. LIGHT (D.O.B. 10/3/41). Trustee of the Trust. Professor of Business Administration, Harvard University; Senior Associate Dean, Harvard University (1988-1992).

         EYK DEL MOL VAN OTTERLOO (D.O.B. 2/27/37). President-International of the Trust. Member, Grantham, Mayo, Van Otterloo & Co. LLC.

         RICHARD MAYO (D.O.B. 6/18/42). President-U.S. Active of the Trust. Member, Grantham, Mayo, Van Otterloo & Co. LLC.





         SUSAN RANDALL HARBERT (D.O.B. 4/25/57). Chief Financial Officer and Treasurer of the Trust. Member, Grantham, Mayo, Van Otterloo & Co. LLC.



         WILLIAM R. ROYER, ESQ. (D.O.B. 7/20/65). Vice President of the Trust. General Counsel, Grantham, Mayo, Van Otterloo & Co. LLC.






         ROBERT V. BROKAW, JR. (D.O.B. 10/7/43). Secretary of the Trust. Member, Grantham, Mayo, Van Otterloo & Co. LLC. Research Analyst, GMO
         Renewable Resources LLC (July 1999 - present).





         SCOTT ESTON (D.O.B. 1/20/56). Vice President of the Trust. Chief Financial Officer and Member, Grantham, Mayo, Van Otterloo & Co. LLC (September 1997 - present). Senior Partner, Coopers & Lybrand (1987 -
         1997).

         ANNE STETSON (D.O.B. 8/7/62) Vice President of the Trust. Associate General Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (May 1998-present). Legal Counsel, Fidelity Investments (January 1995-April
         1998).


         ELAINE M. HARTNETT, ESQ. (D.O.B. 2/18/45). Vice President and Clerk of the Trust. Associate General Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (June 1999-Present). Associate/Junior Partner, Hale and Dorr LLP, Boston, Massachusetts (1991-1999).


         BRENT ARVIDSON (D.O.B. 6/26/69). Assistant Treasurer of the Trust. Senior Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (September 1997 - present). Senior Financial Reporting Analyst, John Hancock Funds (August 1996 - September 1997). Account Supervisor/Senior Account Specialist, Investors Bank and Company (June 1993 - August
         1996).


*Trustee is deemed to be an "interested person" of the Trust and Grantham, Mayo, Van Otterloo & Co. LLC ("GMO" or the "Manager"), as defined by the 1940 Act.


         The mailing address of each of the officers and Trustees is c/o GMO Trust, 40 Rowes Wharf, Boston, Massachusetts 02110. As of June 6, 2000, the Trustees and officers of the Trust as a group owned less than 1% of the outstanding shares of each class of shares of the Tax-Managed U.S. Equities Fund and the Tax-Managed International Equities Fund. As of June 6, 2000, the Trustees and officers of the Trust as a group owned 2.35% of the outstanding shares of Class III of the Tax-Managed Small Companies Fund.


         Except as stated above, the principal occupations of the officers and Trustees for the last five years have been with the employers as shown above, although in some cases they have held different positions with such employers.

         Other than as set forth in the table below, no Trustee or officer of the Trust receives any direct compensation from the Trust or any series thereof:


                NAME OF PERSON,                  TOTAL ANNUAL COMPENSATION
                   POSITION                            FROM THE TRUST
                ---------------                  -------------------------
              Harvey R. Margolis, Trustee(1)             $80,000

              Jay O. Light, Trustee                      $80,000



         Messrs. Grantham, Mayo, Van Otterloo, Brokaw and Eston, and Ms. Harbert, as members of the Manager, will benefit from the management fees paid by each Fund of the Trust.


----------------------

(1)   Mr. Margolis served as a Trustee of the Trust until his death in June
      2000.

                     INVESTMENT ADVISORY AND OTHER SERVICES

Management Contracts

         As disclosed in the Prospectus under the heading "Management of the Trust," under separate Management Contracts (each a "Management Contract") between the Trust and the Manager, subject to such policies as the Trustees of the Trust may determine, the Manager will furnish continuously an investment program for each Fund and will make investment decisions on behalf of the Funds and place all orders for the purchase and sale of portfolio securities. Subject to the control of the Trustees, the Manager also manages, supervises and conducts the other affairs and business of the Trust, furnishes office space and equipment, provides bookkeeping and certain clerical services and pays all salaries, fees and expenses of officers and Trustees of the Trust who are affiliated with the Manager. As indicated under "Portfolio Transactions--Brokerage and Research Services," the Trust's portfolio transactions may be placed with broker-dealers which furnish the Manager, at no cost, certain research, statistical and quotation services of value to the Manager in advising the Trust or its other clients.


         As is disclosed in the Prospectus, the Manager has contractually agreed to reimburse each Fund with respect to certain Fund expenses through June 30, 2001 to the extent that a Fund's total annual operating expenses (excluding Shareholder Service Fees, brokerage commissions and other investment-related costs, interest expenses, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses and transfer taxes) would otherwise exceed a specified percentage of that Fund's daily net assets.


         Each Management Contract provides that the Manager shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

         Each Management Contract was approved by the Trustees of the Trust (including a majority of the Trustees who are not "interested persons" of the Manager) and by the relevant Fund's sole shareholder in connection with the organization of the Trust and the establishment of the Funds. Each Management Contract will continue in effect for a period more than two years from the date of its execution only so long as its continuance is approved at least annually by (i) vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not "interested persons" of the Manager or the Trust, and by (ii) the majority vote of either the full Board of Trustees or the vote of a majority of the outstanding shares of the relevant Fund. Each Management Contract automatically terminates on assignment, and is terminable on not more than 60 days' notice by the Trust to the Manager. In addition, each Management Contract may be terminated on not more than 60 days' written notice by the Manager to the Trust.


         For each Fund, the Management Fee is calculated based on a fixed percentage of the Fund's average daily net assets. Since the commencement of their operations, the Funds paid the following amounts as Management Fees to the Manager pursuant to the relevant Management Contract:

                                     Gross         Reduction       Net
                                     -----         ---------       ---
TAX-MANAGED
U.S. EQUITIES FUND

Year Ended 2/29/00                  $36,665          $36,665           $0
Commencement of Operations
(7/23/98) through 2/28/99           $16,961          $16,961           $0

TAX-MANAGED INTERNATIONAL
EQUITIES FUND

Year Ended 2/29/00                 $411,732         $261,860     $149,872
Commencement of Operations
(7/29/98) through 2/28/99           $50,861          $50,861           $0

TAX-MANAGED SMALL
COMPANIES FUND

Commencement of Operations
(6/01/99) through 2/29/00          $148,043          $55,780      $92,263



         Each of the Trust and the Manager has adopted a Code of Ethics pursuant to the requirement of the 1940 Act. Under the Code of Ethics, personnel are only permitted to engage in personal securities transactions in accordance with certain conditions relating to such persons' position, the identity of the security, the timing of the transaction and similar factors. Transactions in securities that may be held by the Funds are permitted, subject to compliance with applicable provisions of the Code. Personal securities transactions must be reported quarterly and broker confirmations of such transactions must be provided for review.



         Custodial Arrangements. Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, Massachusetts 02116, serves as the Trust's custodian on behalf of the Tax-Managed U.S. Equities Fund and the Tax-Managed Small Companies Fund. Brown Brothers Harriman & Co. ("BBH"), 40 Water Street, Boston, Massachusetts 02109, serves as the Trust's custodian on behalf of the Tax-Managed International Equities Fund. As such, IBT or BBH holds in safekeeping certificated securities and cash belonging to the relevant Fund and, in such capacity, is the registered owner of securities in book-entry form belonging to the relevant Fund. Upon instruction, IBT or BBH receives and delivers cash and securities of the relevant Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. Each of IBT and BBH also maintains certain accounts and records of the Trust and calculates the total net asset value, total net income and net asset value per share of each Fund for which it acts as custodian on a daily basis.


         Shareholder Service Arrangements. As disclosed in the Prospectus, pursuant to the terms of a single Servicing Agreement with each Fund of the Trust, GMO provides direct client service, maintenance and reporting to shareholders of the Funds. The Servicing Agreement was approved by the Trustees of the Trust (including a majority of the Trustees who are not "interested persons" of the Manager or the Trust). The Servicing Agreement will continue in effect for a period of more than one year from the date of its execution only so long as its continuance is approved at least annually by (i) the vote, cast in person at a meeting called for the purpose, of a majority of those Trustees who are not "interested persons" of the Manager or the Trust, and (ii) the majority vote of the full Board of Trustees. The Servicing Agreement automatically terminates on assignment (except as specifically provided in the Servicing Agreement) and is terminable by either party upon not more than 60 days' written notice to the other party.



         The Trust entered into the Servicing Agreement with GMO on May 30, 1996. Pursuant to the terms of the Servicing Agreement, in the last three fiscal years, each Fund paid GMO the amounts set forth in the table below:



                                                   March 1, 1997            March 1, 1998           March 1, 1999
                                                      Through                  Through                 Through
                                                 February 28, 1998        February 28, 1999       February 29, 2000
                                                 -----------------        -----------------       -----------------
Tax-Managed U.S. Equities Fund                           N/A                  $  4,846               $  16,666
Tax-Managed International Equities Fund                  N/A                  $ 10,172               $ 114,370
Tax-Managed Small Companies Fund                         N/A                       N/A               $  40,375



         Independent Accountants. The Trust's independent accountants are PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110. PricewaterhouseCoopers LLP conducts annual audits of the Trust's financial statements, assists in the preparation of each Fund's federal and state income tax returns, consults with the Trust as to matters of accounting and federal and state income taxation and provides assistance in connection with the preparation of various Securities and Exchange Commission filings.


         Distributor. Funds Distributor, Inc. ("FDI"), 60 State Street, Boston, Massachusetts 02109, serves as the Trust's distributor on behalf of the Funds. GMO has undertaken to reimburse the Trust for any fees that the Trust is obligated to pay FDI.


                             PORTFOLIO TRANSACTIONS

         The purchase and sale of portfolio securities for each Fund and for the other investment advisory clients of the Manager are made by the Manager with a view to achieving their respective investment objectives. For example, a particular security may be bought or sold for certain clients of the Manager even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, therefore, one client may sell indirectly a particular security to another client. It also happens that two or more clients may simultaneously buy or sell the same security, in which event purchases or sales are effected on a pro rata, rotating or other equitable basis so as to avoid any one account being preferred over any other account.

         Transactions involving the issuance of Fund shares for securities or assets other than cash will be limited to a bona fide reorganization or statutory merger and to other acquisitions of portfolio securities that meet all of the following conditions: (a) such securities meet the investment objectives and policies of the Fund; (b) such securities are acquired for investment and not for resale; (c) such securities are liquid securities which are not restricted as to transfer either by law or liquidity of market; and (d) such securities have a value which is readily ascertainable as evidenced by a listing on the American Stock Exchange, the New York Stock Exchange, NASDAQ or a recognized foreign exchange.


         Brokerage and Research Services. In placing orders for the portfolio transactions of each Fund, the Manager will seek the best price and execution available, except to the extent it may be permitted to pay higher brokerage commissions for brokerage and research services as described below. The determination of what may constitute best price and execution by a broker-dealer in effecting a securities transaction involves a number of considerations, including, without limitation, the overall net economic result to the Fund (involving price paid or received and any commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, availability of the broker to stand ready to execute possibly difficult transactions in the future and the financial strength and stability of the broker. Because of such factors, a broker-dealer effecting a transaction may be paid a commission higher than that charged by another broker-dealer. Most of the foregoing are subjective considerations.



         Over-the-counter transactions often involve dealers acting for their own account. It is the Manager's policy to place over-the-counter market orders for the U.S. Funds with primary market makers unless better prices or executions are available elsewhere.


         Although the Manager does not consider the receipt of research services as a factor in selecting brokers to effect portfolio transactions for a Fund, the Manager will receive such services from brokers who are expected to handle a substantial amount of the Funds' portfolio transactions. Research services may include a wide variety of analyses, reviews and reports on such matters as economic and political developments, industries, companies, securities and portfolio strategy. The Manager uses such research in servicing other clients as well as the Funds.

         As permitted by Section 28(e) of the Securities Exchange Act of 1934 and subject to such policies as the Trustees of the Trust may determine, the Manager may pay an unaffiliated broker or dealer that provides "brokerage and research services" (as defined in the Act) to the Manager an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker or dealer would have charged for effecting that transaction.

         During the last three fiscal years, the Trust paid, on behalf of the Funds, the following amounts in brokerage commissions:



                                                   March 1, 1997            March 1, 1998           March 1, 1999
                                                      Through                  Through                 Through
                                                 February 28, 1997        February 28, 1998       February 29, 2000
                                                 -----------------        -----------------       -----------------
Tax-Managed U.S. Equities Fund                           N/A                  $  5,964               $   5,617
Tax-Managed International Equities Fund                  N/A                  $ 27,729               $ 105,176
Tax-Managed Small Companies Fund                         N/A                       N/A               $  96,276


                        DETERMINATION OF NET ASSET VALUE


         The net asset value per share of each Fund of GMO Trust will be determined on each day the New York Stock Exchange (the "Exchange") is open for regular business as of the close of regular trading on the Exchange, generally 4:00 p.m. New York City time. However, equity options held by the Funds are priced as of the close of trading at 4:10 p.m., and futures contracts on U.S. government and other fixed-income securities and index options held by the Funds are priced as of their close of trading at 4:15 p.m. Events affecting the values of foreign securities may occur between the earlier closings of foreign exchanges and securities markets and the closing of the New York Stock Exchange which will not be reflected in the computation of the Funds' net asset value. Please refer to "Determination of Net Asset Value" in the Prospectus for additional information.


                DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES

         The Trust is organized as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust ("Declaration of Trust") dated June 24, 1985. A copy of the Declaration of Trust is on file with the Secretary of The Commonwealth of Massachusetts. The fiscal year for each Fund ends on February 28/29.


         Pursuant to the Declaration of Trust, the Trustees have currently authorized the issuance of an unlimited number of full and fractional shares of thirty-nine series, one for each of the Funds described in this Statement of Additional Information, and for each of U.S. Core Fund; Tobacco-Free Core Fund; Value Fund; Growth Fund; U.S. Sector Fund; Small Cap Value Fund; Small Cap Growth Fund; Fundamental Value Fund; REIT Fund; International Core Fund; Currency Hedged International Core Fund; Foreign Fund; International Small Companies Fund; Japan Fund; Emerging Markets Fund; Evolving Countries Fund; Domestic Bond Fund; U.S. Bond/Global Alpha A Fund; U.S. Bond/Global Alpha B Fund; International Bond Fund; Currency Hedged International Bond Fund; Global Bond Fund; Emerging Country Debt Fund; Short-Term Income Fund; Global Hedged Equity Fund; Inflation Indexed Bond Fund; International Equity Allocation Fund; World Equity Allocation Fund; Global (U.S.+) Equity Allocation Fund; Global Balanced Allocation Fund; Emerging Country Debt Share Fund; Pelican Fund; Asia Fund; Alpha LIBOR Fund; International Core Plus Allocation Fund; and Intrinsic Value Fund. Interests in each portfolio (Fund) are represented by shares of the corresponding series. Each share of each series represents an equal proportionate interest, together with each other share, in the corresponding Fund. The shares of such series do not have any preemptive rights. Upon liquidation of a Fund, shareholders of the corresponding series are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders. The Declaration of Trust also permits the Trustees to charge shareholders directly for custodial and transfer agency expenses, but there is no present intention to make such charges.

         The Declaration of Trust also permits the Trustees, without shareholder approval, to subdivide any series of shares into various sub-series or classes of shares with such dividend preferences and other rights as the Trustees may designate. This power is intended to allow the Trustees to provide for an equitable allocation of the impact of any future regulatory requirements which might affect various classes of shareholders differently. The Trustees have currently authorized the establishment and designation of up to eight classes of shares for each series of the Trust (except for the Pelican Fund): Class I Shares, Class II Shares, Class III Shares, Class IV Shares, Class V Shares, Class VI Shares, Class VII Shares and Class VIII Shares.

         The Trustees may also, without shareholder approval, establish one or more additional separate portfolios for investments in the Trust or merge two or more existing portfolios (i.e., a new fund). Shareholders' investments in such a portfolio would be evidenced by a separate series of shares.

         The Declaration of Trust provides for the perpetual existence of the Trust. The Trust, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of the Trust. While the Declaration of Trust further provides that the Trustees may also terminate the Trust upon written notice to the shareholders, the 1940 Act requires that the Trust receive the authorization of a majority of its outstanding shares in order to change the nature of its business so as to cease to be an investment company.


         On June 1, 2000 the following shareholders held greater than 25% of the outstanding shares of a series of the Trust:



             FUND                                      SHAREHOLDERS
             ----                                      ------------
Tax-Managed U.S. Equities Fund             Bob & Co. FBO Metcalf; Janet H. Geary
Tax-Managed Small Companies Fund           MAC & Co. A/C10260102934 Symax Ltd.
Tax-Managed International Equities Fund    Gordon Family Trust



         As a result, such shareholders may be deemed to "control" their respective series as such term is defined in the 1940 Act.

         Shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the risk of a shareholder incurring financial loss on account of that liability is considered remote since it may arise only in very limited circumstances.

                                  VOTING RIGHTS


         Shareholders are entitled to one vote for each full share held (with fractional votes for fractional shares held) and will vote (to the extent provided herein) in the election of Trustees and the termination of the Trust and on other matters submitted to the vote of shareholders.

Shareholders vote by individual Fund on all matters except (i) when required by the Investment Company Act of 1940, shares shall be voted in the aggregate and not by individual Fund, and (ii) when the Trustees have determined that the matter affects only the interests of one or more Funds, then only shareholders of such affected Funds shall be entitled to vote thereon. Shareholders of one Fund shall not be entitled to vote on matters exclusively affecting another Fund, such matters including, without limitation, the adoption of or change in the investment objectives, policies or restrictions of the other Fund and the approval of the investment advisory contracts of the other Fund. Shareholders of a particular class of shares do not have separate class voting rights except with respect to matters that affect only that class of shares and as otherwise required by law.

         There will normally be no meetings of shareholders for the purpose of electing Trustees except that in accordance with the 1940 Act (i) the Trust will hold a shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders, and (ii) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may only be filled by a vote of the shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon written request by the holders of at least 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees. Voting rights are not cumulative.

         No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust except (i) to change the Trust's name or to cure technical problems in the Declaration of Trust and (ii) to establish, designate or modify new and existing series or sub-series of Trust shares or other provisions relating to Trust shares in response to applicable laws or regulations.


                        SHAREHOLDER AND TRUSTEE LIABILITY

         Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of all the property of the relevant Fund for all loss and expense of any shareholder of that Fund held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and the Fund of which he is or was a shareholder would be unable to meet its obligations.

         The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The By-laws of the Trust provide for indemnification by the Trust of the Trustees and the officers of the Trust except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that his action was in or not opposed to the best interests of the Trust. Such person may not be indemnified against any liability to the Trust or the Trust shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.


              BENEFICIAL OWNERS OF 5% OR MORE OF THE FUND'S SHARES


         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Tax-Managed U.S. Equities Fund as of June 1, 2000:



        NAME                                          ADDRESS                             % OWNERSHIP
        ----                                          -------                             -----------
Bob & Co.                                  c/o BankBoston                                   69.95
FBO Metcalf                                Attn: Mutual Fund Department 45-02-93
                                           P.O. Box 1809
                                           Boston, MA 02105-1809

Janet H. Geary                             1211 SW 5th Avenue, Suite 2980                   27.49
                                           Portland, OR 97204



         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Tax-Managed International Equities Fund as of June 1, 2000:

         NAME                                           ADDRESS                           % OWNERSHIP
         ----                                           -------                           -----------
Gordon Family Trust                        1325 Airmotive Way, Suite 264                     27.75
                                           Reno, NV 89502

The Northern Trust TR                      P.O. Box 92956                                    21.76
Mars Benefit Trust                         Chicago, IL 60675

Dumaines Trust                             c/o Gerard Sarnie, CPA                             8.51
                                           201 Devonshire Street, 4th Floor
                                           Boston, MA 02110

Francis W. Hatch, S. Parker Gilbert &      Sullivan & Cromwell                                8.33
Robert M. Pennoyer  Trust U/I 12/11/39     Attn: Lois B. Wetzel
FBO John H.C. Merck                        125 Broad Street, 26th Floor
                                           New York, NY 10004

Francis W. Hatch, S. Parker Gilbert &      Sullivan & Cromwell                                8.33
Robert M. Pennoyer  Trust U/ART 11F        Attn: Lois B. Wetzel
FBO John H.C. Merck                        125 Broad Street, 26th Floor
                                           New York, NY 10004



         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Tax-Managed Small Companies Fund as of June 1, 2000:



          NAME                                         ADDRESS                         % OWNERSHIP
          ----                                         -------                         -----------
MAC & Co. A/C10260102934                    Mellon Private Asset Management               28.89
Symax Ltd.                                  Attn: Mutual Fund Processing
                                            P.O. Box 534005
                                            Pittsburgh, PA 15253-4005

Bank of America                             9336 Civic Center Drive                       22.19
FBO William Barron Hilton                   Beverly Hills, CA 90210

Charitable Remainder Trust
Francis W. Hatch, S. Parker Gilbert &       Sullivan & Cromwell                           12.93
Robert M. Pennoyer  Trust U/I 12/11/39      Attn: Lois B. Wetzel
FBO John H.C. Merck                         125 Broad Street, 26th Floor
                                            New York, NY 10004

Francis W. Hatch, S. Parker Gilbert &       Sullivan & Cromwell                           10.51
Robert M. Pennoyer Trust U/ART 11           Attn: Lois B. Wetzel
FBO John H.C. Merck                         125 Broad Street, 26th Floor
                                            New York, NY 10004

S. Parker Gilbert & Robert M. Pennoyer      Patterson, Belknap, Webb & Tyler               6.04
Trust U/ART 11(G)                           Attn: Janet Blakeman
FBO George W. Merck                         1133 Avenue of the Americas
                                            New York, NY 10036

                                  DISTRIBUTIONS


         The Prospectus describes the distribution policies of each Fund under the heading "Distributions". It is the policy of each Fund in all cases to pay its shareholders, as dividends, substantially all net investment income and to distribute annually all net realized capital gains, if any, after offsetting any capital loss carryovers. For distribution and federal income tax purposes, a portion of the premiums from certain expired call or put options written by a Fund, net gains from certain closing purchase and sale transactions with respect to such options and a portion of net gains from other options and futures transactions are treated as short-term capital gain (i.e., gain from the sale of securities held for 12 months or less). It is the policy of each Fund to make distributions at least annually, sufficient to avoid the imposition of a nondeductible 4% excise tax on certain undistributed amounts of taxable investment income and capital gains.



                                      TAXES

   TAX STATUS AND TAXATION OF EACH FUND

         Each Fund is treated as a separate taxable entity for federal income tax purposes. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, each Fund must, among other things:

(a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities and foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies;

(b) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income, and the excess, if any, of net short-term capital gains over net long-term capital losses for such year; and

(c) diversify its holdings so that at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items, U.S. Government Securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total net assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses.

         If a Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends (including capital gain dividends).

         If a Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if a Fund is permitted so to elect and so elects), plus any retained amount from the prior year, such Fund will be subject to a 4% excise tax on the undistributed amounts. A dividend paid to shareholders by a Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. Each Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although each Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (e.g., payment of excise tax amounts deemed by the Fund to be de minimis).


TAXATION OF FUND DISTRIBUTIONS AND SALES OF FUND SHARES


         Fund distributions derived from interest, dividends and certain other income, including in general short-term capital gains, will be taxable as ordinary income to shareholders subject to federal income tax whether received in cash or reinvested in shares. Properly designated Fund distributions derived from net long-term capital gains (i.e., net gains derived from the sale of securities held for more than 12 months) will generally be taxable as such (generally at a 20% rate for noncorporate shareholders), regardless of how long a shareholder has held the shares in the Fund.


         Dividends and distributions on each Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed.


         The sale, exchange or redemption of Fund shares, including a redemption in kind, may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gains if the shares have been held for more than 12 months and as short-term capital gains if the shares have been held for not more than 12 months.


         Any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions received by a shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other shares of the same Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

         A distribution paid to shareholders by a Fund in January of a year generally is deemed to have been received by shareholders on December 31 of the preceding year, if the distribution was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Trust will provide federal tax information annually, including information about dividends and distributions paid during the preceding year to taxable investors and others requesting such information.

         If a Fund makes a distribution to you in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of your tax basis in your shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces your tax basis in your shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by you of your shares.

         For corporate shareholders, the dividends-received deduction will generally apply (subject to a holding period requirement imposed by the Code) to a Fund's dividends paid from investment income to the extent derived from dividends received from U.S. corporations. However, any distributions received by a Fund from REITs will not qualify for the corporate dividends-received deduction. A Fund's investments in REIT equity securities may require such Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold (including when it is not advantageous to do so). A Fund's investments in REIT equity securities may at other times result in the Fund's receipt of cash in excess of the REIT's earnings; if the Fund distributes such amounts, such distribution could constitute a return of capital to Fund shareholders for federal income tax purposes.


         The backup withholding rules do not apply to certain exempt entities (including corporations and tax-exempt organizations) so long as each such entity furnishes the Trust with an appropriate certification. However, other shareholders are subject to backup withholding at a rate of 31% on all distributions of net investment income and capital gain, whether received in cash or reinvested in shares of the relevant Fund, and on the amount of the proceeds of any redemption of Fund shares, where such distributions or redemption proceeds paid or credited to any shareholder account for which an incorrect or no taxpayer identification number has been provided, where appropriate certification has not been provided for a foreign shareholder, or where the Trust is notified that the shareholder has underreported income in the past (or the shareholder fails to certify that he is not subject to such withholding). A "taxpayer identification number" is either the Social Security number or employer identification number of the record owner of the account.


WITHHOLDING ON DISTRIBUTIONS TO FOREIGN INVESTORS

         Dividend distributions (including distributions derived from short-term capital gains) are in general subject to a U.S. withholding tax of 30% when paid to a nonresident alien individual, foreign estate or trust, a foreign corporation, or a foreign partnership ("foreign shareholder"). Persons who are resident in a country, such as the U.K., that has an income tax treaty with the U.S. may be eligible for a reduced withholding rate (upon filing of appropriate forms), and are urged to consult their tax advisors regarding the applicability and effect of such a treaty. Distributions of net realized long-term capital gains paid by a Fund to a foreign shareholder, and any gain realized upon the sale of Fund shares by such a shareholder, will ordinarily not be subject to U.S. taxation, unless the recipient or seller is a nonresident alien individual who is present in the United States for more than 182 days during the taxable year. However, such distributions and sale proceeds may be subject to backup withholding, unless the foreign investor certifies his non-U.S. residency status. Foreign investors are subject to the backup withholding rules described above. Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the record owner of the account, and may be claimed as a credit on the record owner's Federal income tax return. Also, foreign shareholders with respect to whom income from a Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder will in general be subject to U.S. federal income tax on the income derived from the Fund at the graduated rates applicable to U.S. citizens, residents or domestic corporations, whether such income is received in cash or reinvested in shares, and, in the case of a foreign corporation, may also be subject to a branch profits tax. Again, foreign shareholders who are resident in a country with an income tax treaty with the United States may obtain different tax results, and are urged to consult their tax advisors.


FOREIGN TAX CREDITS


         If, at the end of the fiscal year, more than 50% of the value of the total assets of a Fund is represented by stock or securities of foreign corporations, the Fund may make an election which allows shareholders whose income from the Fund is subject to U.S. taxation at the graduated rates applicable to U.S. citizens, residents or domestic corporations to claim a foreign tax credit or deduction (but not both) on their U.S. income tax return. The Tax-Managed U.S. Equities Fund and the Tax-Managed Small Companies Fund do not expect to be entitled to make this election. The Tax-Managed International Equities Fund expects that it will be entitled to make this election each year and it intends to make this election for each year in which it is entitled to do so. If such an election is made, the amounts of foreign income taxes paid by the Fund would be treated as additional income to Fund shareholders from non-U.S. sources and as foreign taxes paid by Fund shareholders. Investors should consult their tax advisors for further information relating to the foreign tax credit and deduction, which are subject to certain restrictions and limitations (including a holding period requirement applied at both the Fund and shareholder level imposed by the Code). Shareholders of the Tax-Managed International Equities Fund whose income from the Fund is not subject to U.S. taxation at the graduated rates applicable to U.S. citizens, residents or domestic corporations may receive substantially different tax treatment of distributions by the relevant Fund, and may be disadvantaged as a result of the election described in this paragraph.


TAX IMPLICATIONS OF CERTAIN INVESTMENTS

         Certain of the Funds' investments, including assets "marked to the market" for federal income tax purposes, debt obligations issued or purchased at a discount and potentially so-called "index securities" (including inflation indexed bonds), will create taxable income in excess of the cash they generate. In such cases, a Fund may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level.


         The Funds' transactions in options, other derivatives, futures contracts, hedging transactions, forward contracts, straddles and foreign currencies may accelerate income, defer losses, cause adjustments in the holding periods of the Funds' securities and convert long-term capital gains into short-term capital gains and short-term capital losses into long-term capital losses. These transactions may affect the amount, timing and character of distributions to shareholders.


         Investment by the Fund in certain passive foreign investment companies ("PFICs") could subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to Fund shareholders. However, the Fund may elect to treat a passive foreign investment company as a "qualified electing fund," in which case the Fund will be required to include its share of the company's income and net capital gain annually, regardless of whether it receives any distribution from the company. The Fund also may make an election to mark the gains (and to a limited extent losses) in such holdings "to the market" as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund's taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increasing the amount required to be distributed for the Fund to avoid taxation. Making either of these elections therefore may require a Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect a Fund's total return.



         A PFIC is any foreign corporation (i) 75% or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50%. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.


LOSS OF REGULATED INVESTMENT COMPANY STATUS

         A Fund may experience particular difficulty qualifying as a regulated investment company in the case of highly unusual market movements, in the case of high redemption levels and/or during the first year of its operations. If the Fund does not qualify for taxation as a regulated investment company for any taxable year, the Fund's income will be taxed at the Fund level at regular corporate rates, and all distributions from earnings and profits, including distributions of net long-term capital gains, will be taxable to shareholders as ordinary income and subject to withholding in the case of non-U.S. shareholders. In addition, in order to requalify for taxation as a regulated investment company that is accorded special tax treatment, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest on such gains, and make certain substantial distributions.

                             PERFORMANCE INFORMATION

         Each Fund may from time to time include its total return in advertisements or in information furnished to present or prospective shareholders.

         Quotations of average annual total return for a Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund or class over periods of one, three, five, and ten years (or for such shorter or longer periods as shares of the Fund have been offered), calculated pursuant to the following formula: P (1 + T)(n) = ERV (where P = a hypothetical initial payment of $10,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $10,000 payment made at the beginning of the period). Except as noted below, all total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that (i) the maximum purchase premium is deducted from the initial $10,000 payment, (ii) all dividends and distributions are reinvested when paid and (iii) the maximum redemption fee is charged at the end of the relevant period. Quotations of total return may also be shown for other periods. The Funds may also, with respect to certain periods of less than one year, provide total return information for that period that is unannualized. Any such information would be accompanied by standardized total return information.


         The table below sets forth the average annual total return for Class III Shares of the Funds for the one, three, five and ten year periods ending February 29, 2000 and for the period from the commencement of the Fund's operations until February 29, 2000:



                FUND                   INCEPTION      1 YEAR        3 YEARS       5 YEARS      10 YEARS        SINCE
                                         DATE           (%)           (%)           (%)           (%)        INCEPTION
                                                                                                                (%)
 Tax-Managed US Equities Fund           7/23/98        19.67          N/A           N/A           N/A          16.97
 Tax-Managed International Equities     7/29/98         7.99          N/A           N/A           N/A           3.34
 Fund
 Tax-Managed Small Companies Fund       6/01/99         N/A           N/A           N/A           N/A          -4.73


         Each Fund may also from time to time advertise net return and gross return data for each month and calendar quarter since the Fund's inception. Monthly and quarterly return data is calculated by linking daily performance for a Fund (current net asset value divided by prior net asset value), and assumes reinvestment of all dividends and gains. Monthly and quarterly performance data does not reflect payment of any applicable purchase premiums or redemption fees. All quotations of monthly and quarterly returns would be accompanied by standardized total return information.




         From time to time, in advertisements, in sales literature, or in reports to shareholders, a Fund may compare its respective performance to that of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, a Fund may compare its total return to rankings prepared by Lipper Analytical Services, Inc. or Morningstar, Inc., widely recognized independent services, that monitor mutual fund performance; the Standard & Poor's 500 Stock Index ("S&P 500"), MSCI EAFE or the Russell 2500 Index, indices of unmanaged groups of common stock; or the Dow Jones Industrial Average, a recognized unmanaged index of common stocks of 30 industrial companies listed on the New York Stock Exchange.

         Performance rankings and listings reported in national financial publications, such as Money Magazine, Barron's and Changing Times, may also be cited (if the Fund is listed in any such publication) or used for comparison, as well as performance listings and rankings from various other sources including No Load Fund X, CDA Investment Technologies, Inc., Weisenberger Investment Companies Services, and Donoghue's Mutual Fund Almanac.

         Quotations of a Fund's gross return do not reflect any reduction for any Fund fees or expenses unless otherwise noted; if the gross return data reflected the estimated fees and expenses of the Fund, the returns would be lower than those shown. Quotations of gross return for a Fund for a particular month or quarter will be calculated in accordance with the following formula:

Gross Return = Net Return + (Total Annual Operating Expense Ratio) (# of days in relevant period/365)

                              INVESTMENT GUIDELINES

GMO  TAX-MANAGED U. S. EQUITIES FUND


          TAX-SENSITIVE STRATEGIES THAT MAY BE EMPLOYED(2)

- Manager may control portfolio turnover in order to defer the realization and minimize the distributions of capital gains.

- Manager may, when appropriate, sell securities in order to realize capital losses. Losses may be used to offset realized capital gains, thus reducing net capital gains distributions.

- When making sales of specific securities, the Manager considers strategies, such as selling securities with the highest cost basis, to minimize capital gains.

- In lieu of redeeming in cash, the Manager may meet redemption requests through in-kind redemptions in whole or in part by a distribution of appreciated securities held by the Fund, so that the Fund will generally not be required to distribute the capital gains in those securities to the remaining shareholders in the Fund. The effect to the redeeming shareholder is the same for federal income tax purposes as a redemption in cash. Shareholders receiving the redemption in kind would pay tax on the capital gains realized, if any, on the Fund shares redeemed.


     ANY NUMERICAL OR PERCENTAGE LIMITATION SET FORTH IN THIS DOCUMENT WILL BE APPLIED ONLY AT THE TIME OF INITIAL INVESTMENT IN A SECURITY OR OTHER INVESTMENT. THE FUND DOES NOT UNDERTAKE TO ADJUST ITS PORTFOLIO IN THE CASE WHERE MARKET MOVEMENTS, CASH FLOWS OR OTHER FACTORS CAUSE ANY OF SUCH LIMITATIONS TO BE EXCEEDED. EXCEPT AS OTHERWISE INDICATED, NUMERICAL AND PERCENT LIMITATIONS ARE EXPRESSED AS A PERCENTAGE OF THE FUND'S TOTAL ASSETS.


PERMITTED INVESTMENTS


SECURITIES/INSTRUMENTS:                          -       At least 65% of the Fund's total assets will be invested in or
   Domestic common stocks                                exposed to U.S. equity securities.(3)
   Convertible securities
   Securities of foreign issuers (traded
      principally on U.S. exchanges)
   Depository receipts
   Illiquid securities
   144A securities
   restricted securities
   futures and related options on
       securities indexes
   REITs
   Exchange-traded and OTC options on
      securities and indexes (including
      writing covered options)
   Equity swap contracts
   Contracts for differences
   Index futures
   Repurchase agreements
   Warrants or rights
   Investment companies (open and closed-end)


--------------------
    (2) There can be no assurance that the Manager will be successful in employing these strategies.

    (3) The words "exposed to" as used in these guidelines mean that, for purposes of the relevant requirement or restriction, the total of the Fund's exposure to the relevant market or security through direct investments and through derivative instruments will be considered.

CASH AND MONEY MARKET INSTRUMENTS                -       The Fund expects that normally less than 5% of its net assets
   Any short-term assets will be invested in             will be exposed to cash and money market instruments.  This
   cash or high quality money market                     limitation does not include cash and money  market instruments
   instruments including securities issued by            in margin accounts or otherwise covering exposure achieved
   the U.S. government and agencies thereof,             through derivative instruments ("equitized cash").
   bankers' acceptances, commercial paper,
   Bank certificates of deposit and repurchase
   agreements


PROHIBITED INVESTMENTS AND PRACTICES

   The Fund will not engage in the following practices except as indicated:

   PURCHASING SECURITIES ON MARGIN               -       Except for short-term credits necessary for clearance of
                                                         transactions.

   BORROWING MONEY                               -       Except that the Fund may temporarily borrow up to 20% of its net assets from banks for the payment of redemptions or
                                                         settlement of securities transactions, but not as a leveraged investment strategy.

   UNDERWRITING SECURITIES                       -       Except to the extent that the Fund is deemed an underwriter for securities law purposes in connection with disposition of
                                                         portfolio investments.

   MAKING LOANS                                  -       Except that purchasing debt obligations, repurchase agreements and engaging in securities lending will not be considered making loans for this purpose.  The Fund may loan securities valued at up to one-third of its total assets.

   PLEDGING, HYPOTHECATING OR                    -       Except that collateral arrangements with respect to swap
   MORTGAGING FUND ASSETS                                agreements, the writing of options, stock index, interest rate, currency or other futures contracts, options on futures
                                                         contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets.

                                                 -       The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively is also not deemed to be a pledge or encumbrance.

 SELLING UNCOVERED PUT OR CALL OPTIONS ON SECURITIES OR INDEXES

 MAKING SHORT SALES OF SECURITIES

 INVESTING IN REAL ESTATE

 INVESTING IN NON-FINANCIAL COMMODITY CONTRACTS

 PARTICIPATING IN DIRECTED BROKERAGE ARRANGEMENTS

 MAKING INVESTMENTS FOR THE PURPOSE OF GAINING CONTROL OF A COMPANY'S MANAGEMENT


RESTRICTIONS AND LIMITATIONS


   OPTIONS ON SECURITIES                         -       No more than 5% of the Fund's net assets will be invested in time premiums on options on particular securities (as opposed to options on indexes).

   OTHER INVESTMENT COMPANIES                    -       The Fund will not own more than 3% of the outstanding voting securities of any investment company.

                                                 -       No more than 5% of the Fund's net assets will be invested in any single investment company.

                                                 -       No more than 10% of the Funds net assets will be invested in securities of investment companies in the aggregate.

   ILLIQUID SECURITIES                           -       No more than 15% of the Fund's net assets will be invested in illiquid securities.

                                                 -       The Fund will not purchase more than 10% of the total
   INVESTMENT IN INSURANCE COMPANIES                     outstanding voting stock of any insurance company (including foreign insurance companies).

   INVESTMENT IN SECURITIES ISSUED BY            -       Equity: The Fund will not purchase more than 5% of any class of
   BROKERS, DEALERS, UNDERWRITERS AND                    stock of a broker, dealer, underwriter or investment adviser.
   INVESTMENT ADVISERS
                                                 -       Debt: The Fund may not purchase more than 10% of any such
                                                         company's total outstanding debt in the aggregate.

                                                 -       Investment Limits: No more than 5% of the Fund's total assets will be invested in the securities of a single broker, dealer, underwriter or investment adviser. the net payment obligation of swap contracts where one of these types of companies is the counterparty also counts for purposes of this restriction.

                                                 This policy does not apply to companies that derived less than 15% of revenues from "securities-related businesses" during the most recent fiscal year.

DIVERSIFICATION/CONCENTRATION

   DIVERSIFICATION                               -       Except for U.S. government securities, cash, and money market instruments, the Fund will not invest in any one security to an extent greater than 5 percentage points over that security's weighting in the Fund's benchmark.

                                                 -       The Fund will not purchase more than 10% of the outstanding securities of any issuer.

   CONCENTRATION                                 -       The Fund will not invest more than 25% of its total assets in securities of issuers in any one industry.

DERIVATIVE INSTRUMENTS

   TYPES OF DERIVATIVES                          -       Futures contracts and related options on securities indexes

                                                 -       Long equity swap contracts: where the Fund pays a fixed rate plus the negative performance, if any, and receives the positive performance, if any, of an index or basket of securities.

                                                 -       Short equity swap contracts: where the Fund receives a fixed rate plus the negative performance, if any, and pays the
                                                         positive performance of an index or basket of securities

                                                 -       Contracts for differences: equity swaps that contain both a long and short equity component.

   USES OF DERIVATIVES

   HEDGING                                       -       Traditional Hedging: Short equity futures, related options and short equity swap contracts used to hedge against an equity risk already generally present in the Fund.(4)

                                                 -       Anticipatory Hedging:  If the Fund receives or anticipates significant cash purchase transactions, the Fund may hedge market risk (risk of not being invested in the market) by
                                                         purchasing long futures contracts or entering long equity swap contracts to obtain market exposure until such time as direct investments can be made efficiently.  Conversely, if the Fund receives or anticipates a significant demand for cash
                                                         redemptions, the Fund may sell futures contracts or enter into short equity swap contracts, to allow the Fund to dispose of securities in a more orderly fashion without the Fund being exposed to leveraged loss exposure in the interim.

--------------------
    (4) The Fund may use such hedging to remove or reduce general market exposure (e.g. an index or broad basket of securities) relative to specific exposure existing in the Fund (the specific stocks of that market actually owned by the Fund). The Fund may also seek to remove specific exposure (e.g. a single stock, small basket or more focused index of securities expected to do poorly in an otherwise promising market) relative to general or broad market exposure that exists in the Fund.

   INVESTMENT                                    -       The Fund may use derivative instruments (particularly long futures contracts, related options and long equity swap
                                                         contracts) in place of investing directly in securities.  This will include using equity derivatives to "equitize" cash
                                                         balances held by the Fund.  The Fund may also use long
                                                         derivatives for investment in conjunction with short hedging transactions to adjust the weights of the Fund's underlying equity portfolio to a level the Manager believes is the optimal exposure to individual markets, sectors and equities.

   RISK MANAGEMENT -                             -       The Fund may use equity futures, related options and equity
   SYNTHETIC SALES AND PURCHASES                         swap contracts to adjust the weight of the Fund to a level the manager believes is the optimal exposure to individual markets, sectors and equities.  Sometimes, such transactions are used as a precursor to actual sales and purchases.  For example, if the
                                                         Fund held a large proportion of stocks of a particular market and the Manager believed that stocks of another market would outperform such stocks, the Fund might use a short futures contract on an appropriate index (to synthetically  "sell" a portion of the Fund's portfolio) in combination with a long futures contract on another index (to synthetically "buy"
                                                         exposure to that index).  Long and short equity swap contracts and contracts for differences may also be used for these
                                                         purposes.  Equity derivatives (and corresponding currency
                                                         forwards) used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased.

   LIMITATIONS ON THE USE OF DERIVATIVES         -       There is no limit on the use of derivatives for hedging
                                                         purposes.

                                                 -       When long futures contracts and long equity swaps are used for investment, the Fund will maintain an amount of cash or liquid securities equal to the face value of all such long derivative positions.  However, for purposes of this restriction, if an existing long equity exposure is reduced or eliminated by a short derivative position, the combination of the long and short position will be considered as cash available to cover a new long derivative exposure.

                                                 -       The net long equity exposure of the Fund, including direct investment in securities and long derivative positions, will not exceed 100% of the Fund's net assets.

                                                 -       Except when such instruments are used for bona-fide hedging, no more than 5% of the Fund's net assets will be committed to initial margin on futures contracts and time premiums on related options.

                                                 -       Counterparties used for OTC derivatives must have a long-term debt rating of A or higher when the derivative is entered into.
                                                         Occasionally, short-term derivatives will be entered into with counterparties that have only high short-term debt ratings.

GMO TAX MANAGED INTERNATIONAL EQUITIES FUND

          TAX-SENSITIVE STRATEGIES THAT MAY BE EMPLOYED(5)

- Manager may control portfolio turnover in order to defer the realization and minimize the distributions of capital gains.

- Manager may, when appropriate, sell securities in order to realize capital losses. Losses may be used to offset realized capital gains, thus reducing net capital gains distributions.

- When making sales of specific securities, the Manager considers strategies, such as selling securities with the highest cost basis, to minimize capital gains.

- In lieu of redeeming in cash, the Manager may meet redemption requests through in-kind redemptions in whole or in part by a distribution of appreciated securities held by the Fund, so that the Fund will generally not be required to distribute the capital gains in those securities to the remaining shareholders in the Fund. The effect to the redeeming shareholder is the same for federal income tax purposes as a redemption in cash. Shareholders receiving the redemption in kind would pay tax on the capital gains realized, if any, on the Fund shares redeemed.


     ANY NUMERICAL OR PERCENTAGE LIMITATION SET FORTH IN THIS DOCUMENT WILL BE APPLIED ONLY AT THE TIME OF INITIAL INVESTMENT IN A SECURITY OR OTHER INVESTMENT. THE FUND DOES NOT UNDERTAKE TO ADJUST ITS PORTFOLIO IN THE CASE WHERE MARKET MOVEMENTS, CASH FLOWS OR OTHER FACTORS CAUSE ANY OF SUCH LIMITATIONS TO BE EXCEEDED. EXCEPT AS OTHERWISE INDICATED, NUMERICAL AND PERCENT LIMITATIONS ARE EXPRESSED AS A PERCENTAGE OF THE FUND'S TOTAL ASSETS.

                                                  -      At least 65% of the Fund's total assets will be invested in or
EQUITY SECURITIES:                                       exposed to non-U.S. securities.
   common stocks (non-US issuers)
   convertible bonds
   convertible preferred stocks

OTHER EQUITY SECURITIES:
   depository receipts: ADRs, GDRs, EDRs
   foreign issues traded in the U.S. and
       abroad
   investment companies (open & closed-end)
   Illiquid securities
   144A securities
   restricted securities
   equity futures and related options
   exchange-traded and OTC Options on
      securities and indexes (including
      writing   covered options)
   equity swap contracts
   contracts for differences
   repurchase agreements
   securities of emerging market countries
   warrants or rights
   investment companies (open and closed end)

PERMITTED INVESTMENTS

                                                  -      At least 65% of the Fund's total assets will be invested in or
EQUITY SECURITIES:                                       exposed to non-U.S. securities.
   common stocks (non-US issuers)
   convertible bonds
   convertible preferred stocks

-------------------------
    (5) There can be no assurance that the Manager will be successful in employing these strategies.

OTHER EQUITY SECURITIES:
   depository receipts: ADRs, GDRs, EDRs
   foreign issues traded in the U.S. and abroad investment companies (open & closed-end)
   Illiquid securities
   144A securities
   restricted securities
   equity futures and related options
   exchange-traded and OTC Options on
      securities and indexes (including
      writing covered options)
   equity swap contracts
   contracts for differences
   repurchase agreements
   securities of emerging market countries
   warrants or rights
   investment companies (open and closed end)

FIXED INCOME SECURITIES:
   long and medium-term corporate and
   government bonds
   non-convertible preferred stock

FOREIGN CURRENCY TRANSACTIONS                    -    Fund may invest in spot currency transactions, forward foreign currency contracts, currency swap contracts, options on currencies, currency futures and related options.

CASH AND MONEY MARKET INSTRUMENTS                -    The Fund expects that normally less than 5% of its total assets
   Any short-term assets will be invested in          will be invested in or exposed to cash and money market instruments.
   cash or high quality money market                  This limitation does not include cash and money market instruments in
   instruments including securities issued by         margin accounts or otherwise covering  exposure achieved through
   the U.S. government and agencies thereof,          derivative instruments ("equitized cash").
   bankers' acceptances, commercial paper,
   Bank certificates of deposit and repurchase
   agreements




PROHIBITED INVESTMENTS AND PRACTICES


The Fund will not engage in the following practices except as indicated:


   PURCHASING SECURITIES ON MARGIN               -    Except for short-term credits necessary for clearance of
                                                      transactions.

   BORROWING MONEY                               -    Except that the Fund may temporarily borrow up to 20% of its net assets from banks for the payment of redemptions or
                                                      settlement of securities transactions, but not as a leveraged investment strategy.

   UNDERWRITING SECURITIES                       -    Except to the extent that the Fund is deemed an underwriter for securities law purposes in connection with disposition of
                                                      portfolio investments.

                                                 -    Except that purchasing debt obligations, repurchase agreements
   MAKING LOANS                                       and engaging in securities lending will not be considered making loans for this purpose.  The Fund may loan securities valued at up to one-third of its total assets.


   PLEDGING, HYPOTHECATING OR                    -    Except that collateral arrangements with respect to swap
   MORTGAGING FUND ASSETS                             agreements, the writing of options, stock index, interest rate, currency or other futures

                                                      contracts, options on futures contracts and collateral
                                                      arrangements with respect to initial and variation margin
                                                      are not deemed to be a pledge or other encumbrance of assets.
                                                      The deposit of securities or cash or cash equivalents in
                                                      escrow in connection with the writing of covered call or put options, respectively, is also not deemed to be a pledge or encumbrance.

 INVESTING DIRECTLY IN REAL ESTATE
 INVESTING IN NON-FINANCIAL COMMODITY CONTRACTS
 PARTICIPATING IN DIRECTED BROKERAGE ARRANGEMENTS
 MAKING INVESTMENTS FOR THE PURPOSE OF GAINING CONTROL OF A COMPANY'S MANAGEMENT MAKING SHORT SALES OF SECURITIES




RESTRICTIONS AND LIMITATIONS



   OPTIONS ON SECURITIES                         -  No more than 5% of the Fund's net assets will be invested in time premiums on options on particular securities (as opposed to options on indexes)

   OTHER INVESTMENT COMPANIES                    -  The Fund will not own more than 3% of the outstanding voting securities of any investment company

                                                 -  No more than 5% of the Fund's net assets will be invested in any single investment company

                                                 -  No more than 10% of the Fund's net assets will be invested in securities of investment companies in the aggregate

   ILLIQUID SECURITIES                           -  No more than 15% of the Fund's net assets will be invested in illiquid securities.

                                                 -  The Fund will not purchase more than the extent limited by the
   INVESTMENT IN INSURANCE COMPANIES                1940 Act of the total outstanding voting stock of any insurance company (including foreign insurance companies).

                                                 -  Equity: The Fund will not purchase more than 5% of any class of
   INVESTMENT IN SECURITIES ISSUED BY               stock of a broker, dealer, underwriter or investment adviser.
   BROKERS, DEALERS, UNDERWRITERS AND
   INVESTMENT ADVISERS                           -  Debt: The Fund may not purchase more than 10% of any such company's total outstanding debt in the aggregate.

                                                 -  Investment Limits: No more than 5% of the Fund's total assets will be invested in the securities of a single broker, dealer, underwriter or investment adviser.  The net payment obligation of swap contracts where one of these types of companies is the counterparty also counts for purposes of this restriction.

                                                 This policy does not apply to companies that derived less than 15% of revenues from "securities-related businesses" during the most recent fiscal year.

   INVESTMENT IN "EMERGING COUNTRIES"            -  The Fund may invest up to 15% of its net assets in securities of issuers in newly industrializing countries in Asia, Latin
                                                    America, the Middle East, Southern Europe, Eastern Europe and
                                                    Africa.

DIVERSIFICATION/CONCENTRATION

                                                 -  Except for U.S. government securities, cash, and money market
   DIVERSIFICATION                                  instruments, the Fund will not invest in any one security to an extent greater than 5 percentage points over that security's weighting in the Fund's benchmark.

                                                 -  The Fund will not purchase more than 10% of the outstanding securities of any issuer.

   CONCENTRATION                                 -  The Fund will not invest more than 25% of its total assets in securities of

                                                    issuers in any one industry.

                                                 -  The Fund will have greater than 65% of its total assets invested in or exposed to (6) securities principally traded in the securities market of at least three countries.

DERIVATIVE INSTRUMENTS (OTHER THAN FOREIGN CURRENCY TRANSACTIONS)

   TYPES OF DERIVATIVES                          -  Futures contracts and related options on securities indexes

                                                 -  Long equity swap contracts: where the Fund pays a fixed rate plus the negative performance, if any, and receives the positive performance, if any, of an index or basket of securities.

                                                 -  Short equity swap contracts: where the Fund receives a fixed rate plus the negative performance, if any, and pays the positive performance of an index or basket of securities

                                                 -  Contracts for differences: equity swaps that contain both long and short equity components.

   USES OF DERIVATIVES

   HEDGING                                       -  Traditional Hedging: Short equity futures, related options and short equity swap contracts used to hedge against an equity risk already generally present in the Fund.(7)

                                                 -  Anticipatory Hedging:  If the Fund receives or anticipates significant cash purchase transactions, the Fund may hedge market risk (risk of not being invested in the market) by purchasing long futures contracts or entering long equity swap contracts to obtain market exposure until such time as direct investments can be made efficiently.  Conversely, if the Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell futures contracts or enter into short equity swap contracts, to allow the
                                                    Fund to dispose of securities in a more orderly fashion without the
                                                    Fund being exposed to leveraged loss exposure in the interim.

   INVESTMENT
                                                 -  The Fund may use derivative instruments (particularly long futures contracts, related options and long equity swap contracts)
                                                    in place of investing directly in securities.  This will include using equity derivatives to "equitize" cash balances held by the
                                                    Fund.  Because a foreign equity derivative generally only provides the return of a foreign market in local currency terms, the Fund will often purchase a foreign currency forward in conjunction with using equity derivatives to give the effect of investing directly.
                                                    The Fund may also use long derivatives for investment in
                                                    conjunction with short hedging transactions to adjust the weights of the Fund's underlying equity portfolio to a level the Manager believes is the optimal exposure to individual countries and equities.  For example, if the Manager expects a positive return forecast for a select group of UK companies, but a negative return for the UK market as a whole, then this Fund may overweight the select group of equities and reduce exposure to the UK market by selling UK equity futures or enter a swap contract that is long a specific basket of securities and short the UK market generally.

-----------------------------------
     (6) The words "exposed to" as used in these guidelines mean that, for purposes of the relevant requirement or restriction, the total of the fund's exposure to the relevant market or security through direct investments and through derivative instruments will be considered.

     (7) The Fund may use such hedging to remove or reduce general market exposure (e.g. an index or broad basket of securities) relative to specific exposure existing in the Fund (the specific stocks of that market actually owned by the Fund). The Fund may also seek to remove specific exposure (e.g. a single stock, small basket or more focused index of securities expected to do poorly in an otherwise promising market) relative to general or broad market exposure that exists in the Fund

   RISK MANAGEMENT -                             -  The Fund may use equity futures, related options and equity
   SYNTHETIC SALES AND PURCHASES                    swap contracts to adjust the weight of the Fund to a level the manager believes is the optimal exposure to individual countries and equities.  Sometimes, such transactions are used as a precursor to actual sales and purchases.  For example, if the Fund held a large proportion of stocks of a particular market and the Manager believed that stocks of another market would outperform such stocks, the Fund might use a short futures contract on an
                                                    appropriate index (to synthetically  "sell" a portion of the Fund's portfolio) in combination with a long futures contract on another index (to synthetically "buy" exposure to that index).  Long and short equity swap contracts and contracts for differences may also be used for these purposes.  Often, a foreign currency forward will be used in conjunction with the long derivative position to create the effect of investing directly.  Equity derivatives (and corresponding currency forwards) used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased.

   LIMITATIONS ON THE USE OF DERIVATIVES         -  There is no limit on the use of derivatives for hedging purposes.

                                                 -  When long futures contracts and long equity swaps are used for investment, the Fund will maintain an amount of cash or liquid securities equal to the face value of all such long derivative positions.  However, for purposes of this restriction, if an existing long equity exposure is reduced or eliminated by a short derivative position, the combination of the long and short position will be considered as cash available to cover a new long derivative exposure.

                                                 -  The net long equity exposure of the Fund, including direct investment in securities and long derivative positions, will not exceed 100% of the Fund's net assets.

                                                 -  Except when such instruments are used for bona-fide hedging, no more than 5% of the Fund's net assets will be committed to initial margin on futures contracts and time premiums on related options.

                                                 -  Counterparties used for OTC derivatives must have a long-term debt rating of A or higher when the derivative is entered into.
                                                    Occasionally, short-term derivatives will be entered into with counterparties that have only high short-term debt ratings.

FOREIGN CURRENCY TRANSACTIONS

   TYPES OF FOREIGN CURRENCY TRANSACTIONS        -  Buying and selling spot currencies

                                                 -  Forward foreign currency contracts

                                                 -  Currency futures contracts and related options

                                                 -  Options on currencies

                                                 -  Currency swap contracts

USES OF FOREIGN CURRENCY TRANSACTIONS


   HEDGING                                       -  Traditional Hedging: The Fund may effect foreign currency transactions -
                                                    generally short forward or futures contracts -- to hedge the risk of foreign currencies represented by its securities investments back into the U.S. dollar.  The Fund is not required to hedge any of the currency risk obtained by investing in securities denominated in foreign currencies.

                                                 -  Anticipatory Hedging: When the Fund enters into a contract for the purchase or anticipates the need to purchase a security denominated in a foreign currency, it may "lock in" the U.S. dollar price of the security by buying the foreign currency or through currency forwards or futures.

                                                 -  Proxy Hedging: The Fund may hedge the exposure of a given foreign currency by using an instrument relating to a different currency which the Manager believes is highly correlated to the currency being hedged.

   INVESTMENT                                    -  The Fund may enter into currency forwards or futures contracts in conjunction with entering into a futures contract on a foreign index in order to create synthetic foreign currency denominated securities

   RISK MANAGEMENT                           -    Subject to the limitations described below, the Fund will permit the
                                                  Fund to have foreign currency exposure that is significantly different than the currency exposure represented by its portfolio investments.
                                                  This may include long exposure to particular currencies beyond the amount of the Fund's investment in securities denominated in that currency.

   LIMITATIONS OF FOREIGN CURRENCY           -    The Fund will typically hedge less than 30% of the foreign currency
   TRANSACTIONS                                   exposure represented by its investments in foreign-currency denominated securities.

                                             -    The Fund's aggregate net foreign currency exposure, assuming full offset of long and short positions, will not exceed 100% of the Fund's net assets denominated in foreign currencies, though the currency exposure of the Fund may differ substantially from the currencies in which the Fund's securities are denominated.

                                             -    The Fund will not be net short in any foreign currency, except that, when the Fund is attempting to hedge all or nearly all of its exposure to a particular currency, changes in the market value of foreign equities may cause the Fund to be temporarily net short in the currency.  Such temporary net short positions will not exceed 1% of the
                                                  Fund's assets.

GMO TAX-MANAGED SMALL COMPANIES FUND

          TAX-SENSITIVE STRATEGIES THAT MAY BE EMPLOYED(8)

- Manager may control portfolio turnover in order to defer the realization and minimize the distributions of capital gains.

- Manager may, when appropriate, sell securities in order to realize capital losses. Losses may be used at various times to offset realized capital gains, thus reducing net capital gains distributions.

- When making sales of specific securities, the Manager considers strategies, such as selling securities with the highest cost basis, to minimize capital gains.

- In lieu of redeeming in cash, the Manager may meet redemption requests through in-kind redemptions in whole or in part by a distribution of appreciated securities held by the Fund, so that the Fund will generally not be required to distribute the capital gains in those securities to the remaining shareholders in the Fund. The effect to the redeeming shareholder is the same for federal income tax purposes as a redemption in cash. Shareholders receiving the redemption in kind would pay tax on the capital gains realized, if any, on the Fund shares redeemed.


ANY NUMERICAL OR PERCENTAGE LIMITATION SET FORTH IN THIS DOCUMENT WILL BE APPLIED ONLY AT THE TIME OF INITIAL INVESTMENT IN A SECURITY OR OTHER INVESTMENT. THE FUND DOES NOT UNDERTAKE TO ADJUST ITS PORTFOLIO IN THE CASE WHERE MARKET MOVEMENTS, CASH FLOWS OR OTHER FACTORS CAUSE ANY OF SUCH LIMITATIONS TO BE EXCEEDED. EXCEPT AS OTHERWISE INDICATED, NUMERICAL AND PERCENTAGE LIMITATIONS ARE EXPRESSED AS A PERCENTAGE OF THE FUND'S TOTAL ASSETS.


PERMITTED INVESTMENTS

SECURITIES/INSTRUMENTS:                          -  Under normal market conditions, at least 65% of the Fund's total
   domestic common stocks                           assets will be invested in or exposed to (9) the equity securities of
   convertible securities                           small companies.
   securities of foreign issuers (traded
      principally on U.S. Exchanges)             -  Any short-term assets will be invested in cash or High Quality
   depository receipts                              Money Market Instruments including securities issued by the U.S.
   investment companies (open & closed end)         government and agencies thereof, bankers' acceptances, commercial
   illiquid securities                              paper, bank certificates of deposit and repurchase agreements. The
   144A Securities                                  Fund expects that normally less than 5% of its net assets will be
   restricted securities                            exposed to cash and money market instruments. This limitation does
   futures and related options on                   not include cash and money market instruments in margin accounts or
       securities indexes                           otherwise covering exposure achieved through derivative instruments
   REITs                                            ("equitized cash").
   exchange-traded and OTC options on
      securities and indexes (including
      writing covered options)
   equity swap contracts
   contracts for differences
   index futures
   repurchase agreements
   cash and money market instruments
   warrants or rights

PROHIBITED INVESTMENTS AND PRACTICES

   The Fund will not engage in the following practices except as indicated:

-------------------------------
     (8) There can be no assurance that the Manager will be successful in employing these strategies.

     (9) The words "exposed to" as used in these guidelines mean that, for purposes of the relevant requirement or restriction, the total of the Fund's exposure to the relevant market or security through direct investments and through derivative instruments will be considered.

   PURCHASING SECURITIES ON MARGIN           -  Except for short-term credits necessary for clearance of transactions.

   BORROWING MONEY                           -  Except that the Fund may borrow up to 20% of its net assets from banks temporarily for the payment of redemptions or settlement of securities transactions, but not as a leveraged investment strategy.

   UNDERWRITING SECURITIES                   -  Except to the extent that the Fund is deemed an underwriter for securities law purposes in connection with disposition of portfolio investments.

   MAKING LOANS                              -  Except that purchasing debt obligations, repurchase agreements and engaging in securities lending will not be considered making loans for this purpose. Fund may loan securities valued at up to one-third of its total assets.

   PLEDGING, HYPOTHECATING OR                -  Except that collateral arrangements with respect to swap agreements, the
   MORTGAGING FUND ASSETS                       writing of options, stock index, interest rate, currency or other futures contracts, options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets. The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively is also not deemed to be a pledge or encumbrance.

 INVESTING IN REAL ESTATE
 INVESTING IN NON-FINANCIAL COMMODITY CONTRACTS
 PARTICIPATING IN DIRECTED BROKERAGE ARRANGEMENTS
 MAKING INVESTMENTS FOR THE PURPOSE OF GAINING CONTROL OF A COMPANY'S MANAGEMENT MAKING SHORT SALES OF SECURITIES
 SELLING UNCOVERED PUT OR CALL OPTIONS ON SECURITIES OR INDEXES

RESTRICTIONS AND LIMITATIONS


   OPTIONS ON SECURITIES                     -  No more than 5% of the Fund's net assets will be invested in time premiums on options on particular securities (as opposed to options on indexes).

   OTHER INVESTMENT COMPANIES                -  The Fund will not own more than 3% of the outstanding voting securities of any investment company.

                                             -  No more than 5% of the Fund's net assets will be invested in any single investment company.

                                             -  No more than 10% of the Fund's net assets will be invested in securities of investment companies in the aggregate.

   ILLIQUID SECURITIES                       -  No more than 15% of the Fund's net assets will be invested in illiquid securities.

   INVESTMENT IN INSURANCE COMPANIES         -  The Fund will not purchase more than 10% of the total outstanding voting stock of any insurance company (including foreign insurance companies).

   INVESTMENT IN SECURITIES ISSUED BY        -  Equity: The Fund will not purchase more than 5% of any class of stock of a
   BROKERS, DEALERS, UNDERWRITERS AND           broker, dealer, underwriter or investment adviser.
   INVESTMENT ADVISERS
                                             -  Investment Limits: No more than 5% of the Fund's total assets will be invested in the securities of a single broker, dealer, underwriter or investment adviser. The net payment obligation of swap contracts where one of these types of companies is the counterparty also counts for purposes of this restriction.

                                                This policy does not apply to companies that derived less than 15% of revenues from "securities-related  businesses" during the most recent fiscal year.

DIVERSIFICATION/CONCENTRATION

   DIVERSIFICATION                           -  Except for U.S. government securities, cash, and money market instruments, the Fund will not invest in any one security to an extent greater than 5 percentage points over that security's weighting in the Fund's benchmark.

                                             -  The Fund will not purchase more than 10% of the outstanding securities of any issuer.

   CONCENTRATION                             -  The Fund will not invest more than 25% of its total assets in securities  of issuers in any one industry.

DERIVATIVE INSTRUMENTS

   TYPES OF DERIVATIVES                      -  Futures contracts and related options on securities indexes

                                             -  Long equity swap contracts: where the Fund pays a fixed rate plus the negative performance, if any, and receives the positive performance, if any, of an index or basket of securities.

                                             -  Short equity swap contracts: where the Fund receives a fixed rate plus the negative performance, if any, and pays the positive performance of an index or basket of securities

                                             -  Contracts for differences: equity swaps that contain both a long and short equity component.

   USES OF DERIVATIVES                       -  Traditional Hedging: Short equity futures, related options and short equity swap contracts used to hedge against an equity risk already generally present
   HEDGING                                      in the Fund.(10)

                                             -  Anticipatory Hedging: If the Fund receives or anticipates significant cash purchase transactions, the Fund may hedge market risk (risk of not being invested in the market) by purchasing long futures contracts or entering into long equity swap contracts to obtain market exposure until such time as direct investments can be made efficiently. Conversely, if the Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell futures contracts or enter into short equity swap contracts to allow the Fund to dispose of securities in a more orderly fashion without the Fund being exposed to leveraged loss exposure in the interim.

   INVESTMENT                                -  The Fund may use derivative instruments (particularly long futures contracts, related options and long equity swap contracts) in place of investing directly in securities. This will include using equity derivatives to
                                                "equitize" cash  balances held by the Fund. The Fund may also use long derivatives for investment in conjunction with short hedging transactions to adjust the weights of the Fund's underlying equity portfolio to a level the
                                                Manager believes is the optimal exposure to individual markets, sectors and equities.

   RISK MANAGEMENT -                         -  The Fund may use equity futures, related options and equity swap contracts to
   SYNTHETIC SALES AND PURCHASES                adjust the weight of the Fund to a level the Manager believes is the optimal exposure to individual markets, sectors and equities.  Sometimes, such transactions are used as a precursor to actual sales and purchases.  For example, if the Fund held a large proportion of stocks of a particular market and the Manager believed that stocks of another market would outperform such stocks, the Fund might use a short futures contract on an appropriate index
                                                (to synthetically  "sell" a portion of the Fund's portfolio) in combination with a long futures contract on another index (to synthetically "buy"
                                                exposure to that index).  Long and short equity swap contracts and contracts for differences may also be used for these purposes.  Equity derivatives (and corresponding currency forwards) used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased.

   LIMITATIONS ON THE USE OF DERIVATIVES     -  There is no limit on the use of derivatives for hedging purposes.

                                             -  When long futures contracts and long equity swaps are used for investment,

--------------------

     (10) The Fund may use such hedging to remove or reduce general market exposure (e.g., an index or broad basket of securities) relative to specific exposure existing in the Fund (the specific stocks of that market actually owned by the Fund). The Fund may also seek to remove specific exposure (e.g., a single stock, small basket or more focused index of securities expected to do poorly in an otherwise promising market) relative to general or broad market exposure that exists in the Fund.

                                                the Fund will maintain an amount of cash or liquid securities equal to the face value of all such long derivative positions.  However, for purposes of this restriction, if an existing long equity exposure is reduced or eliminated by a short derivative position, the combination of the long and short position will be considered as cash available to cover a new long derivative exposure.

                                             -  The net long equity exposure of the Fund, including direct investment in securities and long derivative positions, will not exceed 100% of the Fund's net assets.

                                             -  Except when such instruments are used for bona-fide hedging, no more than 5%
                                                of the Fund's net assets will be committed to initial margin on futures contracts and time premiums on related options.

                                             -  Counterparties used for OTC derivatives must have a long-term debt rating of
                                                A or higher when the derivative is entered into.  Occasionally, short-term derivatives will be entered into with counterparties that have only high short-term debt ratings.

                              FINANCIAL STATEMENTS


     The audited financial statements for the Tax-Managed U.S. Equities Fund, the Tax-Managed International Equities Fund, and the Tax-Managed Small Companies Fund for the fiscal year ended February 29, 2000 included in the Trust's Annual Reports and filed with the Securities and Exchange Commission pursuant to
Section 30(d) of the 1940 Act, and the rules promulgated thereunder, are hereby incorporated in this Statement of Additional Information by reference.

                                    GMO TRUST
                          SPECIMEN PRICE-MAKE-UP SHEET

     Following are computations of the total offering price per share for the Class III shares of the Tax-Managed U.S. Equities Fund, the Tax-Managed International Equities Fund, and the Tax-Managed Small Companies Fund, in each case based upon their respective net asset values and shares of beneficial interest outstanding at the close of business on February 29, 2000.

Tax-Managed U.S. Equities Fund - Class III
Net Assets at Value (Equivalent of $12.64 per share based
on 1,050,117 shares of beneficial interest outstanding) ..........  $ 13,275,095
Offering Price  ($12.64 x 100/99.86)*.............................  $      12.66

Tax-Managed International Equities Fund --Class III
Net Assets at Value (Equivalent of $10.43 per share based
on 10,802,456 shares of beneficial interest outstanding) .........  $112,623,250
Offering Price ($10.43 x 100/99.40)*  ............................  $      10.49

Tax-Managed Small Companies Fund - Class III
Net Assets at Value (Equivalent of $9.52 per shared based
on 4,098,174 shares of beneficial interest outstanding) ..........  $ 38,999,959
Offering Price ($9.52 x 100/99.50)* ..............................  $       9.57

-----------------------

* Represents maximum offering price charged on certain cash purchases. See "How to Purchase Shares" in the Prospectus.

                                  PELICAN FUND


                       STATEMENT OF ADDITIONAL INFORMATION



                                  June 30, 2000

















This Statement of Additional Information is not a prospectus. It relates to the Pelican Fund Prospectus dated June 30, 2000, as amended from time to time (the "Prospectus"), and should be read in conjunction therewith. The Pelican Fund (the "Fund") is a series of GMO Trust (the "Trust"). Information from the Prospectus and from the Pelican Fund Annual Report dated February 29, 2000 is incorporated by reference into this Statement of Additional Information. Investors may obtain a free copy of the Prospectus and the Annual Report from the Trust, 40 Rowes Wharf, Boston, Massachusetts 02110 (call collect:
617-346-7600 - ask for Shareholder Services).

                                TABLE OF CONTENTS
                                -----------------

                                                                            PAGE
                                                                            ----



DESCRIPTIONS AND RISKS OF FUND INVESTMENTS...................................  1

INVESTMENT RESTRICTIONS......................................................  5

TRUSTEES AND OFFICERS........................................................  6

MANAGEMENT ARRANGEMENTS......................................................  8

PORTFOLIO TRANSACTIONS....................................................... 10

PRICING OF SHARES............................................................ 11

TAX STATUS................................................................... 11

REDEMPTION OF SHARES......................................................... 13

SYSTEMATIC WITHDRAWAL PLANS.................................................. 13

DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES............................. 14

VOTING RIGHTS................................................................ 15

SHAREHOLDER AND TRUSTEE LIABILITY............................................ 16

PERFORMANCE INFORMATION...................................................... 16

INVESTMENT GUIDELINES........................................................ 18

FINANCIAL STATEMENTS......................................................... 20

SPECIMEN PRICE MAKE-UP....................................................... 20

         The Pelican Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Trust is a "series investment company" that consists of a separate series of investment portfolios (the "Series"), each of which is represented by a separate series of shares of beneficial interest. The Trust currently offers thirty-eight Series. Each Series' manager is Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager"). Shares of the other Series of the Trust are offered pursuant to separate prospectuses and statements of additional information.


                   DESCRIPTIONS AND RISKS OF FUND INVESTMENTS

         The principal strategies and risks of investing in the Fund are described in the Prospectus. Unless otherwise indicated in the Prospectus or this Statement of Additional Information, the investment objective and policies of the Fund may be changed by the Trustees without shareholder approval.

         The Fund invests primarily in common stocks of domestic corporations. It seeks to invest in companies that represent outstanding values relative to their market prices. Under normal conditions, the Fund generally, but not exclusively, looks for companies with low price/earnings ratios and rising earnings. The Fund focuses on established, financially secure firms and generally does not buy issues of companies with less than three years of operating history. The Fund seeks to maintain lower than average risk levels relative to the potential for return through a portfolio with an average volatility (beta) below 1.0. The average volatility (beta) of the Standard & Poor's 500 Stock Market Index, which serves as a standard for measuring volatility, is always 1.0. The Fund's beta may change with market conditions.

         The Fund's Manager analyzes key economic variables to identify general trends in the stock markets. World economic indicators, which are tracked regularly, include U.S. industry and trade indicators, interest rates, international stock market indices, and currency levels.

         The Manager also analyzes each company considered for investment. The analysis includes its source of earnings, competitive edge, management strength, and level of industry dominance as measured by market share. At the same time, the Manager analyzes the financial condition of each company. The Manager examines current and historical measures of relative value to find corporations that are selling at discounts relative to both underlying asset values and market pricing. The Manager then selects those undervalued companies with financial and business characteristics that it believes will produce above-average growth in earnings.

         The Manager generally selects equities that normally trade in sufficient volume to provide liquidity. Domestic equities are usually traded on the New York Stock Exchange or the American Stock Exchange or in the over-the-counter markets. Foreign securities in the portfolio are generally listed on principal over-seas exchanges.

         Sell decisions are triggered when the stock price and other fundamental considerations no longer signal further appreciation. The Manager monitors returns on domestic and international equity securities, returns on fixed income securities, and the performance of industry sectors.

PORTFOLIO TURNOVER


         The rate of portfolio turnover will not be a limiting factor when portfolio changes are deemed appropriate. In any given year, turnover may be greater than anticipated in response to market conditions. The rate of the Fund's turnover may also vary significantly from time to time in response to market volatility and economic conditions. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund.


         Because the Fund is directed primarily to institutions and other tax-exempt investors, it is expected that the tax consequences of portfolio transactions may be of secondary consideration.

DIVERSIFICATION


         It is a fundamental policy of the Fund, which may not be changed without shareholder approval, that at least 75% of the value the Fund's total assets are represented by cash and cash items (including receivables), Government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than 5% of the value of the relevant Fund's total assets and to not more than 10% of the outstanding voting securities of any single issuer.


SELECTION OF INVESTMENTS FOR THE FUND


         There is no single, specific formula or technique for the successful pursuit of long-term capital growth. The investment philosophy of the Fund is to select investments with excellent growth and, secondarily, income potential. Under normal conditions, investments are made in a variety of economic sectors, industry segments, and individual securities to reduce the effects of price volatility in any one area. Shares of the Fund are not intended to represent a complete investment program. There can be no assurance that the Fund will attain its investment objective.


         Questions of whether to be fully invested in common stocks, or of whether to be in one type of common stock or another, cannot be answered categorically. It is anticipated, in view of the Fund's investment objectives, that at least 65 percent of the asset value of the Fund's portfolio will be invested principally in common stocks and securities convertible into common stocks. However, the Fund may invest part or all of its portfolio in debt securities, preferred stocks, or short-term notes, or it may convert part or all of its portfolio to cash, when economic or market conditions appear to make such action or actions desirable. For example, a more defensive or conservative position may seem temporarily justified by prevailing market conditions, or, securities other than common stocks offer a better opportunity for capital growth based upon relative values at a particular time. Debt securities purchased by the Fund may include obligations of the U.S. Government, its agencies and instrumentalities and other investment-grade obligations. Equity securities and debt securities, including debt securities issued or guaranteed by the U.S. Government, are subject to significant price variations from time to time. The Fund does not engage in aggressive market timing techniques.

         The Fund may invest up to 25 percent of its assets in foreign securities, generally equity securities traded in principal European and Pacific Basin markets. The Manager evaluates the economic strength of a country, which includes its resources, markets, and growth rate. In addition, it examines the political climate of a country as to its stability and business policies. The Manager then assesses the strength of the country's currency and considers foreign exchange issues in general. The Fund aims for diversification not only among countries but also among industries in order to enable shareholders to participate in markets that do not necessarily move in concert with U.S. markets.

         The Fund seeks to identify rapidly expanding foreign economies and then searches out growing industries and corporations. It focuses on companies with established records. Individual securities are selected based on value indicators, such as low price to earnings ratio. They are reviewed for fundamental financial strength. Selected companies will generally have at least a $100 million market capitalization and a solid history of operations.


ADDITIONAL INFORMATION REGARDING FOREIGN INVESTMENTS



         Foreign investments involve certain special risks. Securities prices in different countries are subject to different economic, financial, political, and social factors. Changes in currency exchange rates will affect the value of portfolio securities to U.S. investors. With respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, imposition of exchange controls, social instability, and political developments which could affect investments in those countries. Assets of the Fund held by custodians in foreign countries may also be subject to these risks. There may be less publicly available information about foreign companies than U.S. companies. Foreign companies may not be subject to accounting, auditing, and financial reporting standards comparable to those of U.S. companies. The trading volume of foreign securities markets is growing, but they generally have substantially smaller trading volume than U.S. markets. Consequently, foreign securities may be less liquid and their prices more volatile than those of comparable U.S. companies. Brokerage commissions abroad are generally fixed, and other transaction costs on foreign securities exchanges are generally higher than in the U.S.


         In order to reduce risks of fluctuations in currency exchange rates, the Fund may purchase and sell foreign currencies for forward deliveries. Such transactions may be utilized in connection with the settlement of portfolio transactions or for the purpose of hedging specific portfolio positions. Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities, and it precludes the opportunity to benefit if the value of the hedged currency should rise. The Fund will not engage in foreign currency transactions for speculative purposes.


DOMESTIC EQUITY DEPOSITARY RECEIPTS

         The Fund may invest in Domestic Equity Depositary Receipts. These instruments represent interests in a unit investment trust ("UIT") that holds a portfolio of common stocks that is intended to track the price and dividend performance of a particular index. Common examples of Domestic Equity Depositary Receipts include S&P Depositary Receipts ("SPDRs") and Nasdaq 100 Shares, which may be obtained from the UIT issuing the securities or purchased in the secondary market (SPDRs and Nasdaq 100 Shares are listed on the American Stock Exchange).

         Domestic Equity Depositary Receipts are not individually redeemable, except upon termination of the UIT that issued them. The liquidity of small holdings of Domestic Equity Depositary Receipts depends upon the existence of a secondary market.

         The redemption price (and therefore the sale price) of Domestic Equity Depositary Receipts is derived from and based upon the securities held by the UIT that issued them. Accordingly, the level of risk involved in the purchase or redemption or sale of a Domestic Equity Depositary Receipt is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the price of Domestic Equity Depositary Receipts is based on the value of a basket of stocks. Disruptions in the markets for the securities underlying Domestic Equity Depositary Receipts purchased or sold by a Series could result in losses on Domestic Equity Depositary Receipts.



WRITING COVERED CALL OPTIONS



         The Fund may write call options which are traded on national securities exchanges with respect to not more than 25% of its assets. The Fund must at all times have in its portfolio the securities which it may be obligated to deliver if the option is exercised. Options purchased or written by the Fund will be limited to options traded on national exchanges or in the over-the-counter market (such over-the-counter options shall not exceed 10 percent of the Fund's assets).

         The Fund may write call options on the Fund's securities in an attempt to realize a greater current return than would be realized on the securities alone. The Fund may also sell (write) call options to hedge a possible stock or bond market decline (only to the extent of the premium paid to the Fund for the options). In view of the investment objectives of the Fund, the Fund generally would write call options only in circumstances where the Manager to the Fund does not anticipate significant appreciation of the underlying security in the near future or has otherwise determined to dispose of the security.

         As the writer of a call option, the Fund receives a premium for undertaking the obligation to sell the underlying security at a fixed price during the option period, if the option is exercised. So long as the Fund remains obligated as a writer of a call option, it forgoes the opportunity to profit from increases in the market price of the underlying security above the exercise price of the option, except insofar as the premium represents such a profit (and retains the risk of loss should the value of the underlying security decline).

         The Fund may also enter into "closing purchase transactions" in order to terminate its obligation as a writer of a call option prior to the expiration of the option. Although the writing of call options only on national securities exchanges increases the likelihood of the Fund's being able to make closing purchase transactions, there is no assurance that the Fund will be able to effect such transactions at any particular time or at any acceptable price.

         The writing of call options could result in increases in the Fund's portfolio turnover rate, especially during periods when market prices of the underlying securities appreciate.


PURCHASING PUT OPTIONS



         The Fund may invest up to 5% of its total assets at market value in the purchase of put options. As the holder of a put option, the Fund has the right to sell the underlying security at the exercise price at any time during the option period. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire.


         The Fund may purchase a put option on an underlying security owned by the Fund as a defensive technique in order to protect against an anticipated decline in the value of the security. The premium paid for the put option would reduce any capital gain otherwise available for distribution when the security is eventually sold. The purchase of put options will not be used by the Fund for leverage purposes.

         The Fund may also purchase a put option on an underlying security which it owns and at the same time write a call option on the same security with the same exercise price and expiration date. Depending on whether the underlying security appreciates or depreciates in value, the Fund would sell the underlying security for the exercise price either upon exercise of the call option written by it or by exercising the put option held by it. The Fund would enter into such transactions in order to profit from the difference between the premium received by the Fund for the writing of the call option and the premium paid by the Fund for the purchase of the put option, thereby increasing the Fund's current return.

                             INVESTMENT RESTRICTIONS

         Except when specifically indicated to the contrary, the investment policies described in this Statement of Additional Information are not fundamental, and the Trustees of the Trust may change such policies without first obtaining shareholder approval. As used in this paragraph, "shareholder approval" means the vote of a majority of the outstanding voting securities of the Fund and "majority" means the lessor of (1) 67 percent or more of the outstanding shares of the Fund present at a meeting if more than 50 percent of the shares are represented at the meeting in person or by proxy, or (2) more than 50 percent of the outstanding shares of the Fund.

         Except as identified in the Prospectus and this Statement of Additional Information, there are no specific limitations on the extent to which the Fund may engage in the investment policies described in the Prospectus and this Statement of Additional Information.

         Investment Restrictions. The Fund is subject to the following investment restrictions (A-L below) which may not be changed without shareholder approval. The Fund may not:

         A. Borrow money except for temporary purposes where investment transactions might advantageously require it. Any such loan may not be for a period in excess of 60 days, and the aggregate amount of all outstanding loans may not at any time exceed 10% of the value of the total assets of the Fund at the time any such loan is made.

         B.       Purchase securities on margin.

         C.       Sell securities short.

         D. Lend any funds or other assets (the Fund may enter into repurchase agreements and purchase publicly distributed bonds, debentures and other securities of a similar type, or privately placed municipal or corporate bonds, debentures and other securities which are of a type customarily purchased by institutional investors or publicly traded in the securities markets).

         E. Participate in an underwriting or selling group in connection with the public distribution of securities except for its own capital stock.

         F. Invest more than 5% of the value of its total assets in the securities of any one issuer (except obligations of domestic banks or the U.S. Government, its agencies, authorities and instrumentalities).

         G. Hold more than 10% of the voting securities of any one issuer (except obligations of domestic banks or the U.S. Government, its agencies, authorities and instrumentalities).

         H. Purchase from or sell to any of its officers or trustees, or firms of which any of them are members or which they control, any securities (other than capital stock of the

                  Fund), but such persons or firms may act as brokers for the Fund for customary commissions to the extent permitted by the Investment Company Act of 1940.

         I. Purchase and sell real estate or commodities and commodity contracts.

         J. Purchase the securities of any other open-end investment company, except as part of a plan of merger or consolidation.

         K. Make an investment in securities of companies in any one industry (except obligations of domestic banks or the U.S. Government, its agencies, authorities, or instrumentalities) if such investment would cause investments in such industry to exceed 25% of the market value of the Fund's total assets at the time of such investment.


         L. Issue senior securities, as defined in the 1940 Act and as amplified by rules, regulations and pronouncements of the SEC. The SEC has concluded that even though reverse repurchase agreements, firm commitments and standby commitment agreements fall within the functional meaning of "evidence of indebtedness," the issue of compliance with Section 18 of the 1940 Act will not be raised with the SEC by the Division of Investment Management if the Fund covers such securities by earmarking and maintaining certain assets on the books and records of the Fund's custodian. Similarly, so long as such earmarked assets are maintained, the issue of compliance with
                  Section 18 will not be raised with respect to any of the following: any swap contract or contract for differences; any pledge or encumbrance of assets; any borrowing permitted by Restriction A above; any collateral arrangements with respect to initial and variational margin permitted by Restriction B above; and the purchase or sale of options, forward contracts or options on future contracts.


         Under the Investment Company Act of 1940 (the "1940 Act"), the Fund is permitted, subject to the above investment restrictions, to borrow money only from banks. (The Trust has no current intention of borrowing amounts in excess of 5% of the Fund's assets.)

         It is, moreover, the expressed policy of the Fund not to engage in the purchase and sale of puts, calls, straddles or spreads (except to the extent described in the Prospectus and in this Statement of Additional Information), not to invest in companies for the purpose of exercising control of management, and not to purchase any security which it is restricted from selling to the public without registration under the Securities Act of 1933. The Fund may not invest in oil, gas or other mineral exploration or development programs. The policies set forth in this paragraph may be changed by vote of the Trustees of the Trust.

         All percentage limitations on investments will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

                              TRUSTEES AND OFFICERS

         The Trustees and officers of the Trust and their principal occupations during the past five years are as follows:

         R. JEREMY GRANTHAM* (D.O.B. 10/6/38). President-Quantitative and Chairman of the Trustees of the Trust. Member, Grantham, Mayo, Van Otterloo & Co. LLC.



         JAY O. LIGHT (D.O.B. 10/3/41). Trustee of the Trust. Professor of Business Administration, Harvard University; Senior Associate Dean, Harvard University (1988-1992).

         EYK DEL MOL VAN OTTERLOO (D.O.B. 2/27/37). President-International of the Trust. Member, Grantham, Mayo, Van Otterloo & Co. LLC.

         RICHARD MAYO (D.O.B. 6/18/42). President-U.S. Active of the Trust. Member, Grantham, Mayo, Van Otterloo & Co. LLC.





         SUSAN RANDALL HARBERT (D.O.B. 4/25/57). Chief Financial Officer and Treasurer of the Trust. Member, Grantham, Mayo, Van Otterloo & Co. LLC.


         WILLIAM R. ROYER, ESQ. (D.O.B. 7/20/65). Vice President of the Trust. General Counsel, Grantham, Mayo, Van Otterloo & Co. LLC.






         ROBERT V. BROKAW, JR. (D.O.B. 10/7/43). Secretary of the Trust. Member, Grantham, Mayo, Van Otterloo & Co. LLC. Research Analyst, GMO Renewable Resources LLC (July 1999 - present).





         SCOTT ESTON (D.O.B. 1/20/56). Vice President of the Trust. Chief Financial Officer and Member, Grantham, Mayo, Van Otterloo & Co. LLC (September 1997 - present). Senior Partner, Coopers & Lybrand (1987 -
         1997).


         ANNE STETSON (D.O.B. 8/7/62) Vice President of the Trust. Associate General Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (May 1998-present). Legal Counsel, Fidelity Investments (January 1995-April
         1998).



         ELAINE M. HARTNETT, ESQ. (D.O.B. 2/18/45). Vice President and Clerk of the Trust. Associate General Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (June 1999-present). Associate/Junior Partner, Hale and Dorr LLP, Boston, Massachusetts (1991-1999).


         BRENT ARVIDSON (D.O.B. 6/26/69). Assistant Treasurer of the Trust. Senior Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (September 1997 - present). Senior Financial Reporting Analyst, John Hancock Funds (August 1996 - September 1997). Account Supervisor/Senior Account Specialist, Investors Bank and Company (June 1993 - August
         1996).

*Trustee is deemed to be an "interested person" of the Trust and Grantham, Mayo, Van Otterloo & Co. LLC ("GMO" or the "Manager"), as defined by the 1940 Act.


         As of June 6, 2000, the Trustees and officers of the Trust as a group owned less than 1% of the Pelican Fund.

         Except as stated above, the principal occupations of the officers and Trustees for the last five years have been with the employers as shown above, although in some cases they have held different positions with such employers.


         The Trustees other than those who are interested persons of the Trust receive an annual fee of $80,000 from the Trust. In the fiscal year ended February 29, 2000, Harvey R. Margolis(1) and Mr. Light were the only Trustees who were not interested persons, and thus the only Trustees compensated directly by the Trust. No other Trustee receives any direct compensation from the Trust or any series thereof.



         Messrs. Grantham, Mayo, Van Otterloo, Brokaw and Eston, and Ms. Harbert, as Members of the Manager, will benefit from the management fee paid by the Fund.


                             MANAGEMENT ARRANGEMENTS


         As disclosed in the Prospectus under the heading "MANAGEMENT," under a Management Contract between the Trust on behalf of the Fund and Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager"), subject to such policies as the Trustees of the Trust may determine, the Manager will furnish continuously an investment program for the Fund and will make investment decisions on behalf of the Fund and place all orders for the purchase and sale of portfolio securities. Each of the following three Members of the Manager hold a greater than 5% interest in the Manager: R. Jeremy Grantham, Richard A. Mayo and Eyk H.A. Van Otterloo. Subject to the control of the Trustees, the Manager also manages, supervises and conducts the other affairs and business of the Trust, furnishes office space and equipment, provides bookkeeping and certain clerical services and pays all salaries, fees and expenses of officers and Trustees of the Trust who are affiliated with the Manager. As indicated under "Portfolio Transaction - Brokerage and Research Services," the Fund's portfolio transactions may be placed with broker-dealers which furnish the Manager, at no cost, certain research, statistical and quotation services of value to the Manager in advising the Fund or its other clients.


         The Management Contract provides that the Manager shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.


         Under the Management Contract, the Manager is compensated by the Fund at the annual rate of 0.75% of average daily net assets of the Fund's portfolio, subject to the Manager's agreement to reimburse the Fund for certain expenses, as described in the Prospectus. The Management Contract was approved by the Trustees of the Trust (including all of the Trustees who are not "interested persons" of the Manager) and by the relevant Fund's sole shareholder in connection with the organization of the Trust and the establishment of the Fund. The Management Contract will continue in effect for a period more than two years from the date of its execution only so long as its continuance is approved at least annually by (i) vote, cast in person at a meeting called for that purpose, of a majority (or one, if there is only one) of those Trustees who are not "interested persons" of the Manager or the Trust, and by (ii) the majority vote of either the full Board of Trustees or the vote of a majority of the outstanding shares of the Fund. The




--------
(1)  Mr. Margolis served as a Trustee of the Trust until his death in June 2000.

Management Contract automatically terminates on assignment, and is terminable on not more than 60 days' notice by the Trust to the Manager. In addition, the Management Contract may be terminated on not more than 60 days' written notice by the Manager.

         In the last three fiscal years the Fund paid the following amount as a Management Fee to the Manager pursuant to the Management Contract:


                                  Gross             Reduction             Net
                                  -----             ---------             ---

Year Ended 2/29/00              $1,582,393          $156,849          $1,425,544
Year Ended 2/28/99               2,078,258           127,155           1,951,103
Year Ended 2/28/98               1,967,796           108,905           1,858,891



         In the event that the Manager ceases to be the manager of the Fund, the right of the Trust to use the identifying name "GMO" may be withdrawn.


         Each of the Trust and the Manager has adopted a Code of Ethics pursuant to the requirement of the 1940 Act. Under the Code of Ethics, personnel are only permitted to engage in personal securities transactions in accordance with certain conditions relating to such persons' position, the identity of the security, the timing of the transaction and similar factors. Transactions in securities that may be held by the Funds are permitted, subject to compliance with applicable provisions of the Code. Personal securities transactions must be reported quarterly and broker confirmations of such transactions must be provided for review.



         CUSTODIAL ARRANGEMENTS. State Street Bank and Trust Company ("State Street Bank"), 225 Franklin Street, Boston, Massachusetts 02110, is the Fund's custodian. As such, State Street Bank holds in safekeeping certificated securities and cash belonging to the Fund and, in such capacity, is the registered owner of securities in book-entry form belonging to the Fund. Upon instruction, State Street Bank receives and delivers cash and securities of the Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. State Street Bank also maintains certain accounts and records of the Trust and calculates the total net asset value, total net income and net asset value per share of the Fund on a daily basis.


         INDEPENDENT ACCOUNTANTS. The Trust's independent accountants are PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110. PricewaterhouseCoopers LLP conducts an annual audit of the Trust's financial statements, assists in the preparation of the Trust's federal and state income tax returns, consults with the Trust as to matters of accounting and federal and state income taxation and provides assistance in connection with the preparation of various Securities and Exchange Commission filings.


         DISTRIBUTOR. Funds Distributor, Inc. ("FDI"), 60 State Street, Boston, Massachusetts 02109, serves as the Trust's distributor on behalf of the Funds. GMO has undertaken to reimburse the Trust for any fees that the Trust is obligated to pay FDI.

                             PORTFOLIO TRANSACTIONS


         The purchase and sale of portfolio securities for the Fund and for the other investment advisory clients of the Manager are made by the Manager with a view to achieving their respective investment objectives. For example, a particular security may be bought or sold for certain clients of the Manager even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, therefore, one client may sell indirectly a particular security to another client. It also happens that two or more clients may simultaneously buy or sell the same security, in which event purchases or sales are effected on a pro rata, rotating or other equitable basis so as to avoid any one account being preferred over any other account.



         BROKERAGE AND RESEARCH SERVICES. In placing orders for the portfolio transactions of the Fund, the Manager will seek the best price and execution available, except to the extent it may be permitted to pay higher brokerage commissions for brokerage and research services as described below. The determination of what may constitute best price and execution by a broker-dealer in effecting a securities transaction involves a number of considerations, including without limitation, the overall net economic result to the Fund (involving price paid or received and any commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, availability of the broker to stand ready to execute possibly difficult transactions in the future and the financial strength and stability of the broker. Because of such factors, a broker-dealer effecting a transaction may be paid a commission higher than that charged by another broker-dealer. Most of the foregoing are subjective considerations.


         Over-the-counter transactions often involve dealers acting for their own account. It is the Manager's policy to place over-the-counter market orders for the Fund with primary market makers unless better prices or executions are available elsewhere.

         Although the Manager does not consider the receipt of research services as a factor in selecting brokers to effect portfolio transactions for the Fund, the Manager will receive such services from brokers who are expected to handle a substantial amount of the Fund's portfolio transactions. Research services may include a wide variety of analyses, reviews and reports on such matters as economic and political developments, industries, companies, securities and portfolio strategy. The Manager uses such research in servicing other clients as well as the Fund.

         As permitted by Section 28(e) of the Securities Exchange Act of 1934 (the "1934 Act") and subject to such policies as the Trustees of the Trust may determine, the Manager may pay an unaffiliated broker or dealer that provides "brokerage and research services" (as defined in the 1934 Act) to the Manager an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker or dealer would have charged for effecting that transaction.

         The Fund may, under some circumstances, accept securities in lieu of cash as payment for Fund shares. The Manager will not approve the acceptance of securities in exchange for Fund shares unless (1) the Manager, in its sole discretion, believes the securities are appropriate investments for the Fund;
(2) the investor represents and agrees that all securities offered to the Fund are not subject to any restrictions upon their sale by the Fund under the Securities Act of

1933, or otherwise; (3) the securities may be acquired under the investment restrictions applicable to the Fund; and (4) the securities are listed on the New York Stock Exchange, American Stock Exchange or National Association of Securities Dealers Automated Quotation System (NASDAQ). For federal income tax purposes, an exchange of securities for Fund shares is treated as a sale of the exchanged securities and generally results in a capital gain or loss. Investors interested in purchases through exchange should telephone the Manager at (617) 346-7600.


         During the last three fiscal years, the Trust paid, on behalf of the Fund, the following amounts in brokerage commissions:



  March 1, 1997                 March 1, 1998                  March 1, 1999
     Through                       Through                        Through
February 28, 1998             February 28, 1999              February 29, 2000
-----------------             -----------------              -----------------

   $263,007                       $254,824                       $370,323



                               PRICING OF SHARES


         The net asset value per share of the Fund is computed as of 4:00 p.m. New York City time on each day on which the New York Stock Exchange is open. The Prospectus contains a description of the methods used to compute net asset value.


         The portfolio securities of the Fund may include equity securities which are listed on foreign exchanges. Certain foreign exchanges may be open on Saturdays and customary United States business holidays. As a consequence, the portfolio securities of the Fund may be traded, and the net asset value of shares of the Fund may be significantly affected, on days on which shares of the Fund may not be purchased or redeemed.

                                   TAX STATUS


         It is the Fund's policy to meet the requirements to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended from time to time (the "Code"), which requires, among other things, that at least 90% of the Fund's gross income be derived from dividends, interest and gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies. The Code also requires the Fund to diversify its holdings so that at the end of each fiscal quarter (i) at least 50 percent of the market value of the Fund's assets is represented by cash items, U.S. Government Securities, securities of other regulated investment companies, and other securities, limited in respect of any one issuer to a value not greater than 5 percent of the value of the Fund's total assets and 10 percent of the outstanding voting securities of such issuer, and (ii) not more than 25 percent of the value of its assets is invested in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses. If the Fund meets all such requirements and distributes to its shareholders all of its ordinary income and capital gain net income, the Fund will not be required to pay federal income tax. Shareholders of the Fund that are not exempt from federal income taxes will be subject to income taxes on dividends and capital gains distributions received from the Fund.

         The Code also requires the Fund, in general, to distribute, prior to the calendar year end, virtually all of its ordinary income for the calendar year and virtually all of the capital gain net income realized by the Fund in the one-year period ending October 31 in order to avoid the imposition of a 4 percent excise tax on undistributed income. Dividends declared in October, November, or December to shareholders of record on a specified date in such a month and paid in the following January will be treated as distributed by the Fund and received by the Fund shareholders on December 31 of such calendar year.

         A portion of the dividends paid by the Fund may be eligible (subject to a holding period requirement imposed pursuant to the Code) for the dividends-received deduction for the Fund's corporate shareholders.


         Dividends and interest received by the Fund may be subject to income withholding or other taxes imposed by foreign countries and the U.S. which may reduce the yield of the Fund. Tax conventions between certain countries and the U.S. may reduce or eliminate these foreign taxes.



         Distributions designated by the Fund as deriving from net gains on securities held for more than 12 months, whether received in cash or additional shares, are taxable to the Fund's shareholders that are not exempt from federal income taxes as such (generally at a 20% rate for noncorporate shareholders) for federal income tax purposes without regard to the length of time shares of the Fund have been held. If a shareholder receives a dividend that is taxed as long-term capital gain on shares held for six months or less and sells those shares at a loss, the loss will be treated as a long-term capital loss to the extent of such dividend. The federal income tax status of all distributions will be reported to shareholders annually.


         Special rules (including mark-to-market, constructive sale, short sale, straddle and wash-sale rules) exist for determining the timing of the recognition of income or loss, the character of such income or loss, and the holding periods of certain of the Fund's assets in the case of certain transactions, including transactions involving futures contracts, forward contracts and options. The Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interest of the Fund.

         The Trust is required by federal law to withhold 31 percent of reportable payments (which may include Fund dividends, capital gain distributions and redemptions) paid to shareholders who have under-reported dividend or interest income or who have not certified on their applications, or on separate W-9 Forms, that their Social Security or Taxpayer Identification Numbers are correct and that they are not currently subject to backup withholding, or that they are exempt from backup withholding. Payments reported to the Internal Revenue Service by the Trust that omit your social security number or tax identification number will subject the Trust to charges and penalties of $50 or more each year, all of which will be charged against your account if you fail to provide the certification by the time the report is filed. Such amounts charged against your account are not refundable.

         Payees specifically exempted from backup withholding on dividends and other distributions include: (i) a corporation; (ii) a financial institution;
(iii) an organization exempt from tax under Section 501(a) of the code or an individual retirement plan; (iv) the United States or any agency or instrumentality thereof; (v) a state, the District of Columbia, a possession of the United States, or political subdivision instrumentality thereof; (vi) a foreign government, a political subdivision of a foreign government or any agency or instrumentality thereof; (vii) an international organization or any agency or instrumentality thereof; (viii) a registered dealer in securities or commodities in the U.S. or a possession of the U.S.;
(ix) a real estate investment trust; (x) a common trust fund operated by a bank under Section 584(a) of the Code; (xi) an exempt charitable remainder trust or a non-exempt trust described in Section 4947(a)(1) of the Code; (xii) an entity registered at all times under the Investment Company Act of 1940; (xiii) a foreign central bank of issue; and (xiv) a middleman known in the investment community as a nominee or listed in the most recent publication of the American Society of Corporate Secretaries, Inc. Nominee List.



         The Internal Revenue Service recently revised its regulations affecting the application to foreign investors of the back-up withholding and withholding tax rules described above. The new regulations will generally be effective for payments made after December 31, 2000. In some circumstances, the new rules will increase the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the 31% back-up withholding tax and for reduced withholding tax rates under income tax treaties. Foreign investors in the Fund should consult their tax advisors with respect to the potential application of these new regulations.


         If the Fund does not qualify for taxation as a regulated investment company for any taxable year, the Fund's income will be taxed at the Fund level at regular corporate rates, and all distributions from earnings and profits, including distributions of net long-term capital gains, will be taxable to shareholders as ordinary income and subject to withholding in the case of non-U.S. shareholders. In addition, in order to requalify for taxation as a regulated investment company that is accorded special tax treatment, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest on such gains, and make certain substantial distributions.

                              REDEMPTION OF SHARES

         The right of redemption is generally described in the Prospectus. The Trust may suspend the right of redemption during any period when (a) the New York Stock Exchange is closed for other than weekends or holidays or trading thereon is restricted under conditions set forth by the Securities and Exchange Commission ("SEC"); (b) the SEC has by order permitted such suspension; or (c) an emergency as defined by the rules of the SEC exists making disposal of portfolio securities or valuation of the net assets of the Fund not reasonably practicable.

                           SYSTEMATIC WITHDRAWAL PLANS

         Eligible shareholders who wish to receive a fixed amount periodically may elect to participate in a Systematic Withdrawal Plan. A shareholder whose account in the Fund contains shares worth $5,000 or more may elect to receive automatic payments of $100 or more each quarter. A shareholder whose account in the Fund contains at least $10,000 worth of shares may elect to receive monthly payments of $100 or more.

         Amounts paid under the plan are derived from the proceeds of redemption of shares held in the shareholder's account. Under the plan, all dividends and capital gains distributions must be reinvested in shares of the Fund. All shares obtained through reinvestment and all shares held under the plan must remain on deposit with the Fund. If redemptions for these periodic payments exceed distributions reinvested in an account, such redemptions will reduce or possibly exhaust the number of shares in the account. The minimum withdrawal amounts have been established for administrative convenience and should not be considered as recommended for all investors. For tax purposes, shareholders may realize a capital gain or loss on each payment.

         The plan is administered by the Trust without separate charge to the participating shareholders and may be terminated at any time by a shareholder or the Trust.

                DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES

         The Trust is organized as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust ("Declaration of Trust") dated June 24, 1985. A copy of the Declaration of Trust is on file with the Secretary of The Commonwealth of Massachusetts. The Fund commenced operations on May 31, 1989. The fiscal year for the Fund ends on the last day of February.


         Pursuant to the Declaration of Trust, the Trustees have currently authorized the issuance of an unlimited number of full and fractional shares of thirty-nine series: U.S. Core Fund; Tobacco-Free Core Fund; Value Fund; Growth Fund; U.S. Sector Fund; Small Cap Value Fund; Small Cap Growth Fund; Fundamental Value Fund; REIT Fund; International Core Fund; Currency Hedged International Core Fund; Foreign Fund; International Small Companies Fund; Japan Fund; Emerging Markets Fund; Evolving Countries Fund; Domestic Bond Fund; U.S. Bond/Global Alpha A Fund; U.S. Bond/Global Alpha B Fund; International Bond Fund; Currency Hedged International Bond Fund; Global Bond Fund; Emerging Country Debt Fund; Short-Term Income Fund; Global Hedged Equity Fund; Inflation Indexed Bond Fund; International Equity Allocation Fund; World Equity Allocation Fund; Global (U.S.+) Equity Allocation Fund; Global Balanced Allocation Fund; Emerging Country Debt Share Fund; Pelican Fund; Asia Fund; Alpha LIBOR Fund; Tax-Managed U.S. Equities Fund; Tax-Managed International Equities Fund; Tax-Managed Small Companies Fund, Intrinsic Value Fund and International
Core Plus Allocation Fund. The Trustees have further authorized the issuance of up to eight classes of shares of the foregoing series, Class I, Class II, Class III, Class IV, Class V, Class VI, Class VII and Class VIII Shares. Interests in each portfolio are represented by shares of the corresponding series. Each share of each series represents an equal proportionate interest, together with each other share, in the corresponding series. The shares of such series do not have any preemptive rights. Upon liquidation of a series, shareholders of the corresponding series are entitled to share pro rata in the net assets of the series available for distribution to shareholders. The Declaration of Trust also permits the Trustees to charge shareholders directly for custodial, transfer agency and servicing expenses, but there is no present intention to make such charges.


         The Declaration of Trust also permits the Trustees, without shareholder approval, to subdivide any series of shares into various sub-series of shares with such dividend preferences and other rights as the Trustees may designate. While the Trustees have no current intention to exercise this power, it is intended to allow them to provide for an equitable allocation of the impact of any future regulatory requirements which might affect various classes of shareholders differently. The Trustees may also, without shareholder approval, establish one or more additional separate portfolios for investments in the Trust or merge two or more existing portfolios. Shareholders' investments in such a portfolio would be evidenced by a separate series of shares.

         The Declaration of Trust provides for the perpetual existence of the Trust. The Trust, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of the Trust. While the Declaration of Trust further provides that the Trustees may also terminate the Trust upon written notice to the shareholders, the 1940 Act requires that the Trust receive the authorization of a majority of its outstanding shares in order to change the nature of its business so as to cease to be an investment company.

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding shares of the Fund as of June 1, 2000:



         Name                             Address                    % Ownership
         ----                             -------                    -----------

The Chase Manhattan Bank, as        Attn: Domenica Mascia                50.41
Trustee, Corning                    4 New York Plaza, 2nd Floor
Investment Plan Trust               New York, NY 10004-2413

Nabank & Co.                        Attn: Trust Securities               11.32
                                    P.O. Box 2180
                                    Tulsa, OK 74101-2180

Hartwick College                    Oyaron Hill                           7.60
                                    Oneonta, NY 13820


         As depicted in the above chart, certain shareholder(s) may hold greater than 25% of the outstanding shares of the Pelican Fund. As a result, such shareholders could be deemed to "control" the Fund as such term is defined in the 1940 Act.

                                  VOTING RIGHTS

         Shareholders are entitled to one vote for each full share held (with fractional votes for fractional shares held) and will vote (to the extent provided herein) in the election of Trustees and the termination of the Trust and on other matters submitted to the vote of shareholders. Shareholders vote by individual Fund on all matters except (i) when required by the 1940 Act, shares shall be voted in the aggregate and not by individual Fund and (ii) when the Trustees have determined that the matter affects only the interests of one or more Fund, then only shareholders of such Fund shall be entitled to vote thereon. Shareholders of one Fund shall not be entitled to vote on matters exclusively affecting another Fund, such matters including, without limitation, the adoption of or change in the investment objectives, policies or restrictions of the other Fund and the approval of the investment advisory contracts of the other Fund.

         There will normally be no meetings of shareholders for the purpose of electing Trustees except that in accordance with the 1940 Act (i) the Trust will hold a shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders, and (ii) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may only be filled by a vote of the shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon written request by the holders of at least 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees. Voting rights are not cumulative.

         No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust except (i) to change the Trust's name or to cure technical problems in the Declaration of Trust and (ii) to establish, designate or modify new and existing series or sub-series of Trust shares or other provisions relating to Trust shares in response to applicable laws or regulations.

                        SHAREHOLDER AND TRUSTEE LIABILITY

         Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of all the property of the relevant Fund for all loss and expense of any shareholder of that Fund held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and the Fund of which he is or was a shareholder would be unable to meet its obligations.

         The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The By-laws of the Trust provide for indemnification by the Trust of the Trustees and the officers of the Trust except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that his action was in or not opposed to the best interests of the Trust. Such person may not be indemnified against any liability to the Trust or the Trust shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

                             PERFORMANCE INFORMATION

         The Fund may from time to time include its total return in advertisements or in information furnished to present or prospective shareholders.

         Quotations of average annual total return for the Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of one, three, five, and ten years (or for such shorter period as shares of the Fund have been offered), calculated pursuant to the following formula: P (1 + T)n = ERV (where P = a hypothetical initial payment of $10,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $10,000 payment made at the beginning of the period). All total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid. Quotations of total return may also be shown for other periods. The Fund may also, with respect to certain periods of less than one year, provide total return information for that period that is unannualized. Any such information would be accompanied by standardized total return information. The Fund's total return is not fixed or guaranteed and the Fund's principal is not insured. Investment performance quotations should not be considered to be representations of the performance for any period in the future.


         The table below sets forth the average annual total return for the Pelican Fund for the one, three, five and ten year periods ending February 29, 2000, and for the period from the commencement of the Fund's operations until February 29, 2000:



-------------------------------------------------------------------------------------------------
                    INCEPTION      1 YEAR       3 YEAR       5 YEAR      10 YEAR     INCEPTION TO
FUND                  DATE           (%)          (%)          (%)         (%)         DATE (%)
-------------------------------------------------------------------------------------------------

Pelican Fund        5/31/89        -5.80%        8.04%       13.96%      12.93%         11.90%
-------------------------------------------------------------------------------------------------


         The Fund may also from time to time advertise net return data for each month and calendar quarter since the Fund's inception. Monthly and quarterly return data is calculated by linking daily performance for the Fund (current net asset value divided by prior net asset value), and assumes reinvestment of all dividends and gains. All quotations of monthly and quarterly returns would be accompanied by standardized total return information. Information relating to the Pelican Fund's return for a particular month or calendar quarter is provided to permit evaluation of the Fund's performance and volatility in different market conditions, and should not be considered in isolation.

         From time to time, in advertisements, in sales literature, or in reports to shareholders, the Fund may compare its respective performance to that of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, the Fund may compare its total return to rankings prepared by Morningstar, Inc. , Lipper Analytical Services, Inc., widely recognized independent services which monitor mutual fund performance; the Standard & Poor's 500 Stock Index ("S&P 500"), an index of unmanaged groups of common stock; or the Dow Jones Industrial Average, a recognized unmanaged index of common stocks of 30 industrial companies listed on the New York Stock Exchange.

         Performance rankings and listings reported in national financial publications, such as Money Magazine, Barron's and Changing Times, may also be cited (if the Fund is listed in any such publication) or used for comparison, as well as performance listings and rankings from various other sources including NO LOAD FUND X, CDA Investment Technologies, Inc., Weisenberger Investment Companies Service, and DONOGHUE'S MUTUAL FUND ALMANAC.

                              INVESTMENT GUIDELINES

The Pelican Fund (the "Fund") is a series of GMO Trust, a registered open-end investment company. Fund policies are set forth in and governed by the Fund's prospectus as amended from time to time.

ANY NUMERICAL OR PERCENTAGE LIMITATION SET FORTH IN THIS DOCUMENT WILL BE APPLIED ONLY AT THE TIME OF INITIAL INVESTMENT IN A SECURITY OR OTHER INVESTMENT. THE FUND DOES NOT UNDERTAKE TO ADJUST ITS PORTFOLIO IN THE CASE WHERE MARKET MOVEMENTS, CASH FLOWS OR OTHER FACTORS CAUSE ANY OF SUCH LIMITATIONS TO BE EXCEEDED. EXCEPT AS OTHERWISE INDICATED, NUMERICAL AND PERCENT LIMITATIONS ARE EXPRESSED AS A PERCENTAGE OF THE FUND'S TOTAL ASSETS.

PERMITTED INVESTMENTS

EQUITY SECURITIES:
   common stocks
   preferred stocks
   convertible securities
   warrants or rights

   * At least 65% of total assets will be invested in common stocks and securities convertible into common stocks.

   * Up to 25% of total assets may be invested in foreign securities (generally equity securities traded in principal European and Pacific Basin markets).

OTHER SECURITIES:
   depository receipts:  ADRs, GDRs, EDRs
   foreign issues traded in the U.S. and abroad illiquid securities
   144A securities
   equity futures and related options
   exchange-traded and OTC Options on securities and indexes (including writing covered options) debt securities short-term notes repurchase agreements

   CASH AND MONEY MARKET INSTRUMENTS

   * Any short-term assets will be invested in cash or high quality money market instruments including securities issued by the U.S. government and agencies thereof, bankers' acceptances, commercial paper, bank certificates of deposit and repurchase agreements.

   FOREIGN CURRENCY TRANSACTIONS

   * For hedging purposes or in connection with the settlement of portfolio transactions, the Fund may purchase and sell foreign currencies and forward foreign currency contracts.

PROHIBITED INVESTMENTS AND PRACTICES

     The Fund will NOT engage in the following practices except as indicated:

     PURCHASING SECURITIES ON MARGIN

     *    Except for short-term credits necessary for clearance of transactions.

     BORROWING MONEY

     * Except that the Fund may temporarily borrow up to 10% of its total assets from banks for the payment of redemptions or settlement of securities transactions, but not as a leveraged investment strategy. The Fund may not purchase securities if borrowing exceeds 5% of total assets.

     INVESTING IN OTHER OPEN-END INVESTMENT COMPANIES

     *    Except as part of a plan of merger or consolidation.

     UNDERWRITING SECURITIES

     * Except to the extent that the Fund is deemed an underwriter for securities law purposes in connection with disposition of portfolio investments.

     SELLING UNCOVERED PUT OR CALL OPTIONS ON SECURITIES OR INDEXES
     SELLING SECURITIES SHORT
     LENDING FUNDS OR OTHER ASSETS
     PURCHASING SECURITIES ON MARGIN
     ENGAGING IN FOREIGN CURRENCY TRANSACTIONS FOR SPECULATIVE PURPOSES INVESTING DIRECTLY IN REAL ESTATE
     INVESTING IN NON-FINANCIAL COMMODITY CONTRACTS
     PARTICIPATING IN DIRECTED BROKERAGE ARRANGEMENTS
     MAKING INVESTMENTS FOR THE PURPOSE OF GAINING CONTROL OF A COMPANY'S
        MANAGEMENT
     PRIVATE PLACEMENTS
     INVESTING IN OIL, GAS OR OTHER MINERAL OR EXPLORATION DEVELOPMENT PROGRAMS

RESTRICTIONS AND LIMITATIONS

     ILLIQUID SECURITIES

     * No more than 15% of the Fund's net assets will be invested in illiquid securities.

     PUT AND CALL OPTIONs

     *    The Fund will not invest more than 5% of its assets in put options.

     * The Fund will not write covered call options on more than 25% of total assets.

     * Options purchased or written will be limited to options traded on national exchanges or in the OTC market (OTC options shall not exceed 10% of the Fund's assets).

     LOWER-RATED SECURITIES

     * The Fund will not invest more than 5% of its assets in lower-rated securities (junk bonds).

     INVESTMENT IN INSURANCE COMPANIES

     * The Fund will not purchase more than 10% of the total outstanding voting stock of any insurance company (including foreign insurance companies).

     INVESTMENT IN SECURITIES ISSUED BY BROKERS, DEALERS, UNDERWRITERS AND INVESTMENT ADVISERS

     * EQUITY: The Fund will not purchase more than 5% of any class of stock of a broker, dealer, underwriter or investment adviser.

     * DEBT: The Fund may not purchase more than 10% of any such company's total outstanding debt in the aggregate.

     * INVESTMENT LIMITS: No more than 5% of the Fund's total assets will be invested in the securities of a SINGLE broker, dealer, underwriter or investment adviser.

     This policy does not apply to companies that derived less than 15% of revenues from "securities-related businesses" during the most recent fiscal year.

DIVERSIFICATION/CONCENTRATION

     DIVERSIFICATION

     * Except for U.S. government securities, cash obligations of domestic banks, and money market instruments, the Fund will not invest in any one security to an extent greater than 5 percentage points over that security's weighting in the Fund's benchmark.

     * The Fund will not hold more than 10% of the voting securities of any issuer.

     CONCENTRATION

     * The Fund will not invest more than 25% of its assets in securities of issuers in any one industry (except obligations of domestic banks or the U. S. government, its agencies, authorities and instrumentalities).

                              FINANCIAL STATEMENTS


         The report of PricewaterhouseCoopers LLP and the Fund's audited Financial Statements for the year ended February 29, 2000 are incorporated by reference to the Fund's Annual Report filed with the Securities and Exchange Commission pursuant to Section 30(d) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder.


                             SPECIMEN PRICE MAKE-UP


         Following is a computation of the total offering price per share for the Pelican Fund based upon its net asset value and shares of beneficial interest outstanding at the close of business on February 29, 2000:



         Net Assets at Value (Equivalent to $11.15
           per share based on 10,493,566 shares) ................  $117,032,712
         Offering Price..........................................  $      11.15



                           GMO FUNDAMENTAL VALUE FUND

                       STATEMENT OF ADDITIONAL INFORMATION


                                  June 30, 2000





This Statement of Additional Information is not a prospectus. It relates to the GMO Fundamental Value Fund Prospectus dated June 30, 2000, as amended from time to time thereafter (the "Prospectus"), and should be read in conjunction therewith. The GMO Fundamental Value Fund (the "Fund") is a series of GMO Trust (the "Trust"). Information from the Prospectus is incorporated by reference into this Statement of Additional Information. The Prospectus may be obtained free of charge from GMO Trust, 40 Rowes Wharf, Boston, Massachusetts 02110, or by calling the Trust collect at (617) 346-7646.

                                TABLE OF CONTENTS

                                                                                                                 PAGE

INVESTMENT OBJECTIVES AND POLICIES................................................................................1

DESCRIPTIONS AND RISKS OF FUND INVESTMENTS........................................................................1

INVESTMENT RESTRICTIONS..........................................................................................28

MANAGEMENT OF THE TRUST..........................................................................................30

INVESTMENT ADVISORY AND OTHER SERVICES...........................................................................32

PORTFOLIO TRANSACTIONS...........................................................................................35

DETERMINATION OF NET ASSET VALUE.................................................................................36

DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES.................................................................36

VOTING RIGHTS....................................................................................................38

SHAREHOLDER AND TRUSTEE LIABILITY................................................................................38

BENEFICIAL OWNERS OF 5% OR MORE OF THE FUND'S SHARES.............................................................39

DISTRIBUTIONS....................................................................................................39

TAXES............................................................................................................40

PERFORMANCE INFORMATION..........................................................................................44

COMMERCIAL PAPER AND CORPORATE DEBT RATINGS......................................................................46

INVESTMENT GUIDELINES............................................................................................49

FINANCIAL STATEMENTS.............................................................................................52

SPECIMEN PRICE MAKE-UP SHEETS....................................................................................52

                       INVESTMENT OBJECTIVES AND POLICIES

     The principal strategies and risks of investing in the Fund are described in the Prospectus. Unless otherwise indicated in the Prospectus or this Statement of Additional Information, the investment objective and policies of the Fund may be changed without shareholder approval.

                   DESCRIPTIONS AND RISKS OF FUND INVESTMENTS

     The following is a detailed description of the various investment practices in which the Fund may engage and the risks associated with their use. Please refer to "Fund Objectives and Principal Investment Strategies" in the Prospectus and "Investment Guidelines" in this Statement of Additional Information for determination of which practices the Fund may engage in.

PORTFOLIO TURNOVER

Portfolio turnover is not a limiting factor with respect to investment decisions for the Fund. The historical portfolio turnover rate for the Fund is shown under the heading "Financial Highlights" in the Prospectus.

In any particular year, market conditions may well result in greater rates of portfolio turnover than are presently anticipated. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund, and may involve realization of capital gains that would be taxable when distributed to shareholders of the Fund unless such shareholders are themselves exempt. The Fund experienced a marked increase in portfolio turnover from fiscal 1998 to fiscal 1999, primarily as a result of significant redemptions and portfolio realignment. See "Distributions and Taxes" in the Prospectus and "Distributions" and "Taxes" in this Statement of Additional Information.

DIVERSIFIED AND NON-DIVERSIFIED PORTFOLIOS

The Fundamental Value Fund is a "non-diversified" fund under the Investment Company Act of 1940, as amended (the "1940 Act"), and as such is not required to satisfy the "diversified" requirements. As a non-diversified fund, the Fund is permitted to (but is not required to) invest a higher percentage of its assets in the securities of fewer issuers. Such concentration could increase the risk of loss to the Fund should there be a decline in the market value of any one portfolio security. Investment in a non-diversified fund may therefore entail greater risks than investment in a diversified fund. The Fund, however, must meet certain diversification standards to qualify as a "regulated investment company" under the Internal Revenue Code of 1986.

CERTAIN RISKS OF FOREIGN INVESTMENTS

GENERAL. Investment in foreign issuers or securities principally traded overseas may involve certain special risks due to foreign economic, political and legal developments, including favorable or unfavorable changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation or nationalization of assets, imposition of withholding taxes on dividend or interest payments, and possible difficulty in obtaining and enforcing judgments against foreign entities. Furthermore, issuers of foreign securities are subject to different, often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers. The securities of some foreign governments and companies and foreign securities markets are less liquid and at times more volatile than comparable U.S. securities and securities markets. Foreign brokerage commissions and other fees are also generally higher than in the United States. The laws of some foreign countries may limit the Fund's ability to invest in securities of certain issuers located in these foreign countries. There are also special tax considerations which apply to securities of foreign issuers and securities principally traded overseas. Investors should also be aware that under certain circumstances, markets which are perceived to have similar characteristics to troubled markets may be adversely affected whether or not similarities actually exist.

EMERGING MARKETS. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets. Disclosure and regulatory standards in many respects are less stringent than in the U.S. and developed foreign markets. There also may be a lower level of monitoring and regulation of securities markets in emerging market countries and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited. Many emerging countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain emerging countries. Economies in emerging markets generally are heavily dependent upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade. The economies of countries with emerging markets may also be predominantly based on only a few industries or dependent on revenues from particular commodities. In addition, custodial services and other costs relating to investment in foreign markets may be more expensive in emerging markets than in many developed foreign markets, which could reduce the Fund's income from such securities. Finally, because publicly traded debt instruments of emerging markets represent a relatively recent innovation in the world debt markets, there is little historical data or related market experience concerning the attributes of such instruments under all economic, market and political conditions.

In many cases, governments of emerging countries continue to exercise significant control over their economies, and government actions relative to the economy, as well as economic developments generally, may affect the capacity of issuers of emerging country debt instruments to make payments on their debt obligations, regardless of their financial condition. In addition, there is a heightened possibility of expropriation or confiscatory taxation, imposition of withholding taxes on interest payments, or other similar developments that could affect investments in those countries. There can be no assurance that adverse political changes will not cause the Fund to suffer a loss of any or all of its investments or, in the case of fixed-income securities, interest thereon.

INVESTMENTS IN ASIA. In addition to the foregoing risks of foreign investments and risks specific to emerging markets, investments by the Fund in Asia involve additional risks specific to investment in the region. The region encompasses countries at varying levels of economic development ranging from emerging markets to more developed economies. Each country provides unique investment risks, yet the political and economic prospects of one country or group of countries may impact other countries in the region. For example, some Asian economies are directly affected by Japanese capital investment in the region and by Japanese consumer demands. In addition, a recession, a debt crisis or a decline in currency valuation in one country can spread to other countries.

Investments in Asia are susceptible to political and social factors affecting issuers in Asian countries. Some countries have authoritarian or relatively unstable governments. Certain governments in the region provide less supervision and regulation of financial markets than is typical of other emerging markets, and less financial information is available. Restrictions on direct foreign investments in securities markets also exist in some countries. For example, Taiwan permits foreign investment only through authorized qualified foreign institutional investors. The return of Hong Kong to China in 1997 will continue to affect the region.

Some countries in the region are heavily dependent upon foreign trade. The economies of some Asian countries are not diversified and are based upon only a few commodities or industries. Markets in some of these countries are in the early stages of development, exhibit a high concentration of market capitalization, have less trading volume, lower liquidity and more volatility than more developed markets.

The region periodically experiences increased market volatility and declines in foreign currency exchange rates. Fluctuation in currency exchange rates can affect a country's ability to service its debt. Currency fluctuation will affect the value of the securities in the Fund's portfolio because the prices of these securities are generally denominated or quoted in currencies other than the U.S. dollar.

DIRECT INVESTMENT IN RUSSIAN SECURITIES. The fund may invest directly in securities of Russian issuers. Investment in securities of such issuers presents many of the same risks as investing in securities of issuers in other emerging market economies, as described in the immediately preceding section. However, the political, legal and operational risks of investing in Russian issuers, and of having assets custodied within Russia, may be particularly acute.

A risk of particular note with respect to direct investment in Russian securities is the way in which ownership of shares of private companies is recorded. When the Fund invests in a Russian issuer, it will receive a "share extract," but that extract is not legally determinative of ownership. The official record of ownership of a company's share is maintained by the company's share registrar. Such share registrars are completely under the control of the issuer, and investors are provided with few legal rights against such registrars.

SECURITIES LENDING

The Fundamental Value Fund may make secured loans of portfolio securities amounting to not more than one-third of the Fund's total assets. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. However, such loans will be made only to broker-dealers that are believed by the Manager to be of relatively high credit standing. Securities loans are made to broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or liquid securities at least equal at all times to the market value of the securities lent. Collateral may be held in shares of other investment companies. The borrower pays to the lending Fund an amount equal to any dividends or interest the Fund would have received had the securities not been lent. If the loan is collateralized by U.S. Government Securities, the Fund will receive a fee from the borrower. In the case of loans collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund may also call such loans in order to sell the securities involved. The Manager has retained lending agents on behalf of the Fund that are compensated based on a percentage of the Fund's return on the securities lending activity. The Fund also pays various fees in connection with such loans including shipping fees and reasonable custodian fees approved by the Trustees of the Trust or persons acting pursuant to direction of the Board.

DEPOSITORY RECEIPTS

The Fund may invest in American Depositary Receipts (ADRs), Global Depository Receipts (GDRs) and European Depository Receipts (EDRs) (collectively, "Depository Receipts") if issues of such Depository Receipts are available that are consistent with the Fund's investment objective. Depository Receipts generally evidence an ownership interest in a corresponding foreign security on deposit with a financial institution. Transactions in Depository Receipts usually do not settle in the same currency in which the underlying securities are denominated or traded. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets and EDRs, in bearer form, are designed for use in European securities markets. GDRs may be traded in any public or private securities markets and may represent securities held by institutions located anywhere in the world.

DOMESTIC EQUITY DEPOSITARY RECEIPTS

The Fund may invest in Domestic Equity Depositary Receipts. These instruments represent interests in a unit investment trust ("UIT") that holds a portfolio of common stocks that is intended to track the price and dividend performance of a particular index. Common examples of Domestic Equity Depositary Receipts include S&P Depositary Receipts ("SPDRs") and Nasdaq 100 Shares, which may be obtained from the UIT issuing the securities or purchased in the secondary market (SPDRs and Nasdaq 100 Shares are listed on the American Stock Exchange).

Domestic Equity Depositary Receipts are not individually redeemable, except upon termination of the UIT that issued them. The liquidity of small holdings of Domestic Equity Depositary Receipts depends upon the existence of a secondary market.

The redemption price (and therefore the sale price) of Domestic Equity Depositary Receipts is derived from and based upon the securities held by the UIT that issued them. Accordingly, the level of risk involved in the purchase or redemption or sale of a Domestic Equity Depositary Receipt is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the price of Domestic Equity Depositary Receipts is based on the value of a basket of stocks. Disruptions in the markets for securities underlying Domestic Equity Depositary Receipts purchased or sold by a Series could result in losses on Domestic Equity Depositary Receipts.

CONVERTIBLE SECURITIES

A convertible security is a fixed income security (a bond or preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stock in a corporation's capital structure, but are usually subordinated to similar non-convertible securities. Convertible securities provide, through their conversion feature, an opportunity to participate in capital appreciation resulting from a market price advance in a convertible security's underlying common stock. The price of a convertible security is influenced by the market value of the underlying common stock and tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines. The Manager regards convertible securities as a form of equity security.

FUTURES AND OPTIONS

The Fund may use futures and options for various purposes. Such transactions may involve options, futures and related options on futures contracts, and those instruments may relate to particular equity and fixed income securities, equity and fixed income indexes, and foreign currencies. The Fund may also enter into a combination of long and short positions (including spreads and straddles) for a variety of investment strategies, including protecting against changes in certain yield relationships.

The use of futures contracts, options contracts and options on futures contracts involves risk. Thus, while the Fund may benefit from the use of futures, options and options on futures, unanticipated changes in interest rates, securities prices, or currency exchange rates may result in poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions. Losses incurred in transactions in futures, options and options on futures and the costs of these transactions will affect the Fund's performance.

OPTIONS. The Fund (1) may enter into contracts giving third parties the right to buy the Fund's portfolio securities for a fixed price at a future date (writing "covered call options"); (2) may enter into contracts giving third parties the right to sell securities to the Fund for a fixed price at a future date (writing "covered put options"); and (3) may buy the right to purchase securities from third parties ("call options") or the right to sell securities to third parties ("put options") for a fixed price at a future date.

WRITING COVERED OPTIONS. The Fund may seek to increase its return by writing covered call or put options on optionable securities or indexes. A call option written by the Fund on a security gives the holder the right to buy the underlying security from the Fund at a stated exercise price; a put option gives the holder the right to sell the underlying security to the Fund at a stated exercise price. In the case of options on indexes, the options are usually cash settled based on the difference between the strike price and the value of the index.

The Fund will receive a premium for writing a put or call option, which increases the Fund's return in the event the option expires unexercised or is closed out at a profit. The amount of the premium will reflect, among other things, the relationship of the market price and volatility of the underlying security or securities index to the exercise price of the option, the remaining term of the option, supply and demand and interest rates. By writing a call option on a security, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option on a security, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security subsequently appreciates in value. In the case of options on an index, if the Fund writes a call, any profit by the Fund in respect of portfolio securities expected to correlate with the index will


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be limited by an increase in the index above the exercise price of the option.
If the Fund writes a put on an index, the Fund may be required to make a cash settlement greater than the premium received if the index declines.

A call option on a security is "covered" if the Fund owns the underlying security or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration earmarked and maintained by the Fund's custodian on the custodian's books and records) upon conversion or exchange of other securities held in its portfolio. A call option on a security is also covered if the Fund holds on a share-for-share basis a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained by the Fund in cash, U.S. Government Securities or other liquid securities earmarked on the Custodian's books and records. A call option on an index is "covered" if the Fund maintains cash, U.S. Government Securities or other liquid securities with a value equal to the exercise price in a segregated account with its custodian. A put option is "covered" if the Fund's custodian earmarks and maintains cash, U.S. Government Securities or other liquid securities with a value equal to the exercise price, or else holds on a share-for-share basis a put on the same security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

If the writer of an option wishes to terminate its obligation, it may effect a "closing purchase transaction." This is accomplished, in the case of exchange traded options, by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. The writer of an option may not effect a closing purchase transaction after it has been notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously purchased. There is no guarantee that the Fund will be able to effect a closing purchase or a closing sale transaction at any particular time. Also, an over-the-counter option may be closed out only with the other party to the option transaction.

Effecting a closing transaction in the case of a written call option will permit the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both, or in the case of a written put option will permit the Fund to write another put option to the extent that the exercise price thereof is secured by deposited cash or liquid securities. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other Fund investments. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

The Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option; the Fund will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option or is less than the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security or index of securities, any loss resulting


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



from the repurchase of a written call option is likely to be offset in whole or in part by appreciation of the underlying security or securities owned by the Fund.

The Fund may write options in connection with buy-and-write transactions; that is, the Fund may purchase a security and then write a call option against that security. The exercise price of the call the Fund determines to write will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using at-the-money call options may be used when it is expected that the price of the underlying security will remain fixed or advance moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, the Fund's maximum gain will be the premium received by it for writing the option, adjusted upward or downward by the difference between the Fund's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset in part, or entirely, by the premium received.

The writing of covered put options is similar in terms of risk/return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the Fund's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, the Fund may elect to close the position or take delivery of the security at the exercise price. In that event, the Fund's return will be the premium received from the put option minus the cost of closing the position or, if it chooses to take delivery of the security, the premium received from the put option minus the amount by which the market price of the security is below the exercise price. Out-of-the-money, at-the-money and in-the-money put options may be used by the Fund in market environments analogous to those in which call options are used in buy-and-write transactions.

The extent to which the Fund will be able to write and purchase call and put options may be restricted by the Fund's intention to qualify as a regulated investment company under the Internal Revenue Code.

RISK FACTORS IN OPTIONS TRANSACTIONS. The option writer has no control over when the underlying securities or futures contract must be sold, in the case of a call option, or purchased, in the case of a put option, since the writer may be assigned an exercise notice at any time prior to the termination of the obligation. If an option expires unexercised, the writer realizes a gain in the amount of the premium. Such a gain, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security or futures contract during the option period. If a call option is exercised, the writer realizes a gain or loss from the sale of the underlying security or futures contract. If a put option is exercised, the writer must fulfill the


                                      -7-

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obligation to purchase the underlying security or futures contract at the exercise price, which will usually exceed the then market value of the underlying security or futures contract.

An exchange-traded option may be closed out only on a national securities exchange ("Exchange") which generally provides a liquid secondary market for an option of the same series. An over-the-counter option may be closed out only with the other party to the option transaction. If a liquid secondary market for an exchange-traded option does not exist, it might not be possible to effect a closing transaction with respect to a particular option with the result that the Fund holding the option would have to exercise the option in order to realize any profit. For example, in the case of a written call option, if the Fund is unable to effect a closing purchase transaction in a secondary market (in the case of a listed option) or with the purchaser of the option (in the case of an over-the-counter option), the Fund will not be able to sell the underlying security (or futures contract) until the option expires or it delivers the underlying security (or futures contract) upon exercise. Reasons for the absence of a liquid secondary market on an Exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an Exchange on opening transactions or closing transactions or both;
(iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities;
(iv) unusual or unforeseen circumstances may interrupt normal operations on an Exchange; (v) the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the Options Clearing Corporation as a result of trades on that Exchange should continue to be exercisable in accordance with their terms.

The Exchanges have established limitations governing the maximum number of options which may be written by an investor or group of investors acting in concert. It is possible that the Fund, the Manager and other clients of the Manager may be considered to be such a group. These position limits may restrict the Fund's ability to purchase or sell options on a particular security.

The amount of risk the Fund assumes when it purchases an option is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed below, the purchase of an option also entails the risk that changes in the value of the underlying security or futures contract will not be fully reflected in the value of the option purchased.

FUTURES. A financial futures contract sale creates an obligation by the seller to deliver the type of financial instrument called for in the contract in a specified delivery month for a stated price. A financial futures contract purchase creates an obligation by the purchaser to pay for and take delivery of the type of financial instrument called for in the contract in a specified delivery month, at a stated price. In some cases, the specific instruments delivered or taken, respectively, at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract sale or purchase was made. Some futures contracts are "cash settled" (rather than "physically settled," as described


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



above) which means that the purchase price is subtracted from the current market value of the instrument and the net amount if positive is paid to the purchaser, and if negative is paid by the purchaser. Futures contracts are traded in the United States only on commodity exchanges or boards of trade -- known as "contract markets" -- approved for such trading by the Commodity Futures Trading Commission ("CFTC"), and must be executed through a futures commission merchant or brokerage firm that is a member of the relevant contract market. Under U.S. law, futures contracts on individual equity securities are not permitted.

The purchase or sale of a futures contract differs from the purchase or sale of a security or option in that no price or premium is paid or received. Instead, an amount of cash or U.S. Government Securities or other liquid assets generally not exceeding 5% of the face amount of the futures contract must be deposited with the broker. This amount is known as initial margin. Subsequent payments to and from the broker, known as variation margin, are made on a daily basis as the price of the underlying futures contract fluctuates making the long and short positions in the futures contract more or less valuable, a process known as "marking to market." Prior to the settlement date of the futures contract, the position may be closed out by taking an opposite position which will operate to terminate the position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid to or released by the broker, and the purchaser realizes a loss or gain. In addition, a commission is paid on each completed purchase and sale transaction.

In most cases futures contracts are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity and the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, a loss will be realized.

The ability to establish and close out positions on options on futures will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or be maintained.

INDEX FUTURES. The Fund may purchase futures contracts on various securities indexes ("Index Futures"). For example, the Fund may purchase Index Futures on the S&P 500 and on such other domestic stock indexes as the Manager may deem appropriate. The Fund's purchase and sale of Index Futures is limited to contracts and exchanges approved by the CFTC.

An Index Future may call for "physical delivery" or be "cash settled." An Index Future that calls for physical delivery is a contract to buy an integral number of units of the particular securities index at a specified future date at a price agreed upon when the contract is made. A unit is the value from time to time of the relevant index. While the Fund that purchases an Index Future that calls for physical delivery is obligated to pay the face amount on the stated date, such an Index Future may be closed out on that date or any earlier date by selling an Index Future with the same face amount and contract date. This will terminate the Fund's position and the Fund will realize a profit or a loss based on the difference between the cost of purchasing the original Index Future and the price obtained from selling the closing Index Future. The amount of the profit or loss is determined by the change in the value of the relevant index while the Index Future was held.

For example, if the value of a unit of a particular index were $1,000, a contract to purchase 500 units would be worth $500,000 (500 units x $1,000). The Index Futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the relevant index at the expiration of the contract. For example, if the Fund enters into one futures contract to buy 500 units of an index at a specified future date at a contract price of $1,000 per unit and the index is at $1,010 on that future date, the Fund will gain $5,000 (500 units x gain of $10).

Index Futures that are "cash settled" provide by their terms for settlement on a net basis reflecting changes in the value of the underlying index. Thus, the purchaser of such an Index Future is never obligated to pay the face amount of the contract. The net payment obligation may in fact be very small in relation to the face amount.

A Fund may close open positions on the futures exchange on which Index Futures are then traded at any time up to and including the expiration day. All positions which remain open at the close of the last business day of the contract's life are required to settle on the next business day (based upon the value of the relevant index on the expiration day) with settlement made, in the case of Index Futures on the S&P 500, with the Commodities Clearing House. Additional or different margin requirements as well as settlement procedures may be applicable to foreign stock Index Futures at the time the Fund purchases foreign stock Index Futures.

The price of Index Futures may not correlate perfectly with movement in the relevant index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the Index and futures markets. Secondly, the deposit requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than does the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. In addition, trading hours for foreign stock Index Futures may not correspond perfectly to hours of trading on the foreign exchange to which a particular foreign stock Index Futures relates. This may result in a disparity between the price of Index Futures and the value of the relevant index due to the lack of continuous arbitrage between the Index Futures price and the value of the underlying index.

OPTIONS ON FUTURES CONTRACTS. Options on futures contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option-exercise price at any time during the period of the option. The Fund may use options on futures contracts in lieu of writing or buying options directly on the underlying securities or purchasing and selling the underlying futures contracts. For example, to hedge against a possible decrease in the value of its portfolio securities, the Fund may purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, the Fund may purchase call options or write put options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities the Fund expects to purchase. Such options generally operate in the same manner as options purchased or written directly on the underlying investments. See "Foreign Currency Transactions" below for a description of the Fund's use of options on currency futures.

RISK FACTORS IN FUTURES TRANSACTIONS. Investment in futures contracts involves risk. If the futures are used for hedging, some of that risk may be caused by an imperfect correlation between movements in the price of the futures contract and the price of the security or currency being hedged. The correlation is higher between price movements of futures contracts and the instrument underlying that futures contract. The correlation is lower when futures are used to hedge securities other than such underlying instrument, such as when a futures contract on an index of securities is used to hedge a single security, a futures contract on one security (e.g., U.S. Treasury bonds) is used to hedge a different security (e.g., a mortgage-backed security) or when a futures contract in one currency is used to hedge a security denominated in another currency. In the event of an imperfect correlation between a futures position and a portfolio position (or anticipated position) which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss. In addition, it is not always possible to hedge fully or perfectly against currency fluctuations affecting the value of the securities denominated in foreign currencies because the value of such securities also is likely to fluctuate as a result of independent factors not related to currency fluctuations. The risk of imperfect correlation generally tends to diminish as the maturity date of the futures contract approaches.

A hedge will not be fully effective where there is such imperfect correlation. To compensate for imperfect correlations, the Fund may purchase or sell futures contracts in a greater amount than the hedged securities if the volatility of the hedged securities is historically greater than the volatility of the futures contracts. Conversely, the Fund may purchase or sell fewer contracts if the volatility of the price of the hedged securities is historically less than that of the futures contract.

The Fund may also purchase futures contracts (or options thereon) as an anticipatory hedge against a possible increase in the price of currency in which is denominated the securities the Fund anticipates purchasing. In such instances, it is possible that the currency may instead decline. If the Fund does not then invest in such securities because of concern as to possible further market and/or currency decline or for other reasons, the Fund may realize a loss on the futures contract that is not offset by a reduction in the price of the securities purchased.

The liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. Prices have in the past exceeded the daily limit on a number of consecutive trading days. Short positions in index futures may be closed out only by entering into a futures contract purchase on the futures exchange on which the index futures are traded.

The successful use of transactions in futures and related options for hedging and risk management also depends on the ability of the Manager to forecast correctly the direction and extent of exchange rate, interest rate and stock price movements within a given time frame. For example, to the extent interest rates remain stable during the period in which a futures contract or option is held by the Fund investing in fixed income securities (or such rates move in a direction opposite to that anticipated), the Fund may realize a loss on the futures transaction which is not fully or partially offset by an increase in the value of its portfolio securities. As a result, the Fund's total return for such period may be less than if it had not engaged in the hedging transaction.

Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the CFTC and may be subject to greater risks than trading on domestic exchanges. For example, some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. In addition, unless the Fund hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that the Fund might realize in trading could be eliminated by adverse changes in the exchange rate, or the Fund could incur losses as a result of those changes.

USES OF OPTIONS, FUTURES AND OPTIONS ON FUTURES

RISK MANAGEMENT. When futures and options on futures are used for risk management, the Fund will generally take long positions (e.g., purchase call options, futures contracts or options thereon) in order to increase the Fund's exposure to a particular market, market segment or foreign currency. Likewise, if the Fund holds a portfolio of stocks with an average volatility (beta) lower than that of the Fund's benchmark securities index as a whole (deemed to be 1.00), the Fund may purchase Index Futures to increase its average volatility to
1.00. In the case of futures and options on futures, the Fund is only required to deposit the initial and variation margin as required by relevant CFTC regulations and the rules of the contract markets. Because the Fund will then be obligated to purchase the security or index at a set price on a future date, the Fund's net asset value will fluctuate with the value of the security as if it were already included in the Fund's portfolio. Risk management transactions have the effect of providing a degree of investment leverage, particularly when the Fund does not earmark assets equal to the face amount of the contract (i.e., in cash settled futures contracts) since the futures contract (and related options) will increase or decrease in value at a rate which is a multiple of the rate of increase or decrease in the value of the initial and variation margin that the Fund is required to deposit. As a result, the value of the Fund's portfolio will generally be more volatile than the value of comparable portfolios which do not engage in risk management transactions. The Fund will not, however, use futures and options on futures to obtain greater volatility than it could obtain through direct investment in securities; that is, the Fund will not normally engage in risk management to increase the average volatility (beta) of that Fund's portfolio above 1.00, the level of risk (as measured by volatility) that would be present if the Fund were fully invested in the securities comprising the relevant index. However, the Fund may invest in futures and options on futures without regard to this limitation if the face value of such investments, when aggregated with the Index Futures, equity swaps and contracts for differences as described below does not exceed 10% of the Fund's assets.

HEDGING. To the extent indicated elsewhere, the Fund may also enter into options and futures contracts and buy and sell options on futures for hedging. For example, if the Fund wants to hedge certain of its fixed income securities against a decline in value resulting from a general increase in market rates of interest, it might sell futures contracts with respect to fixed income securities or indexes of fixed income securities. If the hedge is effective, then should the anticipated change in market rates cause a decline in the value of the Fund's fixed income security, the value of the futures contract should increase. Likewise, the Fund may sell equity index futures if the Fund wants to hedge its equity securities against a general decline in the relevant equity market(s). The Fund may also use futures contracts in anticipatory hedge transactions by taking a long position in a futures contract with respect to a security, index or foreign currency that the Fund intends to purchase (or whose value is expected to correlate closely with the security or currency to be purchased) pending receipt of cash from other transactions to be used for the actual purchase. Then if the cost of the security or foreign currency to be purchased by the Fund increases and if the anticipatory hedge is effective, that increased cost should be offset, at least in part, by the value of the futures contract. Options on futures contracts may be used for hedging as well. For example, if the value of a fixed-income security in the Fund's portfolio is expected to decline as a result of an increase in rates, the Fund might purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, for anticipatory hedging, the Fund may purchase call options or write put options as a substitute for the purchase of futures contracts. See "Foreign Currency Transactions" below for more information regarding the currency hedging practices of certain Funds.

INVESTMENT PURPOSES. To the extent indicated elsewhere, the Fund may also enter into futures contracts and buy and sell options thereon for investment. For example, the Fund may invest in futures when its Manager believes that there are not enough attractive securities available to maintain the standards of diversity and liquidity set for the Fund pending investment in such securities if or when they do become available. Through this use of futures and related options, the Fund may diversify risk in its portfolio without incurring the substantial brokerage costs which may be associated with investment in the securities of multiple issuers. This use may also permit the Fund to avoid potential market and liquidity problems (e.g., driving up the price of a security by purchasing additional shares of a portfolio security or owning so much of a particular issuer's stock that the sale of such stock depresses that stock's price) which may result from increases in positions already held by the Fund.

When the Fund purchases futures contracts for investment, the Fund's custodian will earmark and maintain cash, U.S. Government Securities or other liquid securities in an amount which, together with the initial and variation margin deposited on the futures contracts, is equal to the face value of the futures contracts at all times while the futures contracts are held.

Incidental to other transactions in fixed income securities, for investment purposes the Fund may also combine futures contracts or options on fixed income securities with cash, cash equivalent investments or other fixed income securities in order to create "synthetic" bonds which approximate desired risk and return profiles. This may be done where a "non-synthetic" security having the desired risk/return profile either is unavailable (e.g., short-term securities of certain foreign governments) or possesses undesirable characteristics (e.g., interest payments on the security would be subject to foreign withholding taxes). The Fund may also purchase forward foreign exchange contracts in conjunction with U.S. dollar-denominated securities in order to create a synthetic foreign currency denominated security which approximates desired risk and return characteristics where the non-synthetic securities either are not available in foreign markets or possess undesirable characteristics. For greater detail, see "Foreign Currency Transactions" below. When the Fund creates a "synthetic" bond with a futures contract, the Fund's custodian will earmark and maintain cash, U.S. Government Securities or other liquid securities with a value at least equal to the face amount of the futures contract (less the amount of any initial or variation margin on deposit).

SYNTHETIC SALES AND PURCHASES. Futures contracts may also be used to reduce transaction costs associated with short-term restructuring of the Fund's portfolio. For example, if the Fund's portfolio includes stocks of companies with medium-sized equity capitalization and, in the opinion of the Manager, such stocks are likely to underperform larger capitalization stocks, the Fund might sell some or all of its mid-capitalization stocks, buy large capitalization stocks with the proceeds and then, when the expected trend had played out, sell the large capitalization stocks and repurchase the mid-capitalization stocks with the proceeds. In the alternative, the Fund may use futures to achieve a similar result with reduced transaction costs. In that case, the Fund might simultaneously enter into short futures positions on an appropriate index (e.g., the S&P Mid Cap 400 Index) (to synthetically "sell" the stocks in the Fund) and long futures positions on another index (e.g., the S&P 500) (to synthetically "buy" the larger capitalization stocks). When the expected trend has played out, the Fund would then close out both futures contract positions. The Fund will only enter into these combined positions if (1) the short position (adjusted for historic volatility) operates as a hedge of existing portfolio holdings, (2) the face amount of the long futures position is less than or equal to the value of the portfolio securities that the Fund would like to dispose of, (3) the contract settlement date for the short futures position is approximately the same as that for the long futures position and (4) the Fund's custodian earmarks and maintains an amount of cash, U.S. Government Securities or other liquid assets whose value, marked-to-market daily, is equal to the Fund's current obligations in respect of the long futures contract positions. If the Fund uses such combined short and long positions, in addition to possible declines in the values of its investment securities, the Fund may also suffer losses associated with a securities index underlying the long futures position underperforming the securities index underlying the short futures position. However, the Manager will enter into these combined positions only if the Manager expects that, overall, the Fund will perform as if it had sold the securities hedged by the short position and purchased the securities underlying the long position. The Fund may also use swaps and options on futures to achieve the same objective.

Limitations on the Use of Options and Futures Portfolio Strategies. As noted above, the Fund may use futures contracts and related options for hedging and, in some circumstances, for risk management or investment but not for speculation. Thus, except when used for risk management or investment, the Fund's long futures contract positions (less its short positions) together with the Fund's cash (i.e., equity or fixed income) positions will not exceed the Fund's total net assets.

The Fund's ability to engage in the options and futures strategies described above will depend on the availability of liquid markets in such instruments. Markets in options and futures with respect to currencies are relatively new and still developing. It is impossible to predict the amount of trading interest that may exist in various types of options or futures. Therefore no assurance can be given that the Fund will be able to utilize these instruments effectively for the purposes set forth above. Furthermore, the Fund's ability to engage in options and futures transactions may be limited by tax considerations.

SWAP CONTRACTS AND OTHER TWO-PARTY CONTRACTS
The Fund may use swap contracts and other two-party contracts for the same or similar purposes as they may use options, futures and related options.

SWAP CONTRACTS. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange returns (or differentials in rates of return) calculated with respect to a "notional amount," e.g., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. The Fund will usually enter into swaps on a net basis, i.e., the two returns are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two returns.

INTEREST RATE AND CURRENCY SWAP CONTRACTS. Interest rate swaps involve the exchange of the two parties' respective commitments to pay or receive interest on a notional principal amount (e.g. an exchange of floating rate payments for fixed rate payments). Currency swaps involve the exchange of the two parties' respective commitments to pay or receive fluctuations with respect to a notional amount of two different currencies (e.g., an exchange of payments with respect to fluctuations in the value of the U.S. dollar relative to the Japanese yen).

EQUITY SWAP CONTRACTS AND CONTRACTS FOR DIFFERENCES. Equity swap contracts involve the exchange of one party's obligation to pay the loss, if any, with respect to a notional amount of a particular equity index (e.g., the S&P 500 Index) plus interest on such notional amount at a designated rate (e.g., the London Inter-Bank Offered Rate) in exchange for the other party's obligation to pay the gain, if any, with respect to the notional amount of such index.

If the Fund enters into a long equity swap contract, the Fund's net asset value will fluctuate as a result of changes in the value of the equity index on which the equity swap is based as if it had purchased the notional amount of securities comprising the index. The Fund will not use long equity swap contracts to obtain greater volatility than it could obtain through direct investment in securities; that is, the Fund will not normally enter into an equity swap contract to increase the volatility (beta) of the Fund's portfolio above 1.00, the volatility that would be present in the stocks comprising the Fund's benchmark index. However, the Fund may invest in long equity swap contracts without regard to this limitation if the notional amount of such equity swap contracts, when aggregated with the Index Futures as described above and the contracts for differences as described below, does not exceed 10% of the Fund's net assets.

Contracts for differences are swap arrangements in which the Fund may agree with a counterparty that its return (or loss) will be based on the relative performance of two different groups or "baskets" of securities. As to one of the baskets, the Fund's return is based on theoretical, long futures positions in the securities comprising that basket (with an aggregate face value equal to the notional amount of the contract for differences) and as to the other basket, the Fund's return is based on theoretical short futures positions in the securities comprising the basket. The Fund may also use actual long and short futures positions to achieve the same market exposure(s) as contracts for differences where payment obligations of the two legs of the contract are netted and thus based on changes in the relative value of the baskets of securities rather than on the aggregate change in the value of the two legs. The Fund will only enter into contracts for differences (and analogous futures positions) when the Manager believes that the basket of securities constituting the long leg will outperform the basket constituting the short leg. However, it is possible that the short basket will outperform the long basket -- resulting in a loss to the Fund, even in circumstances when the securities in both the long and short baskets appreciate in value.

Except for instances in which the Fund elects to obtain leverage up to the 10% limitation mentioned above, the Fund's custodian will earmark and maintain cash, U.S. Government Securities or other liquid securities in an amount equal to the aggregate of net payment obligations on its swap contracts and contracts for differences, marked to market daily.

The Fund may enter into swaps and contracts for differences for hedging, investment and risk management. When using swaps for hedging, the Fund may enter into an interest rate, currency or equity swap, as the case may be, on either an asset-based or liability-based basis, depending on whether it is hedging its assets or its liabilities. For risk management or investment purposes the Fund may also enter into a contract for differences in which the notional amount of the theoretical long position is greater than the notional amount of the theoretical short position. The Fund will not normally enter into a contract for differences to increase the volatility (beta) of the Fund's portfolio above
1.00. However, the Fund may invest in contracts for differences without regard to this limitation if the aggregate amount by which the theoretical long positions of such contracts exceed the theoretical short positions of such contracts, when aggregated with the Index Futures and equity swap contracts as described above, does not exceed 10% of the Fund's net assets.

INTEREST RATE CAPS, FLOORS AND COLLARS. The Fund may use interest rate caps, floors and collars for the same purposes or similar purposes as they use interest rate futures contracts and related options. Interest rate caps, floors and collars are similar to interest rate swap contracts because the payment obligations are measured by changes in interest rates as applied to a notional amount and because they are individually negotiated with a specific counterparty. The purchase of an interest rate cap entitles the purchaser, to the extent that a specific index exceeds a specified interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below specified interest rates, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. The purchase of an interest rate collar entitles the purchaser, to the extent that a specified index exceeds or falls below two specified interest rates, to receive payments of interest on a notional principal amount from the party selling the interest rate collar. Except when using such contracts for risk management, the Fund's custodian will earmark and maintain cash, U.S. Government Securities or other liquid securities in an amount at least equal to its obligations, if any, under interest rate cap, floor and collar arrangements. As with futures contracts, when the Fund uses notional amount contracts for risk management it is only required to earmark and maintain on the custodian's books and records assets equal to its net payment obligation, not the notional amount of the contract. In those cases, the notional amount contract will have the effect of providing a degree of investment leverage similar to the leverage associated with non-earmarked futures contracts. The Fund's use of interest rate caps, floors and collars for the same or similar purposes as those for which they use futures contracts and related options presents the same risks and similar opportunities as those associated with futures and related options. Because caps, floors and collars are recent innovations for which standardized documentation has not yet been developed they are deemed by the SEC to be relatively illiquid investments which are subject to the Fund's limitation on investment in illiquid securities. See "Illiquid Securities" below.

RISK FACTORS IN SWAP CONTRACTS, OTC OPTIONS AND OTHER TWO-PARTY CONTRACTS. The Fund may only close out a swap, contract for differences, cap, floor or collar or OTC option with the particular counterparty. Also, if the counterparty defaults, the Fund will have contractual remedies pursuant to the agreement related to the transaction, but there is no assurance that contract counterparties will be able to meet their obligations pursuant to such contracts or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed or prevented from obtaining payments owed to it pursuant to swap contracts. The Manager will closely monitor, subject to the oversight of the Trustees, the creditworthiness of contract counterparties, and the Fund will not enter into any swaps, caps, floors or collars, unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated at least A by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Rating Services, a division of The McGraw-Hill Companies, Inc. ("Standard & Poor's") at the time of entering into such transaction or if the counterparty has comparable credit as determined by the Manager. However, the credit of the counterparty may be adversely affected by larger-than-average volatility in the markets, even if the counterparty's net market exposure is small relative to its capital. The management of caps, floors, collars and swaps may involve certain difficulties because the characteristics of many derivatives have not been observed under all market conditions or through a full market cycle.

ADDITIONAL REGULATORY LIMITATIONS ON THE USE OF FUTURES AND RELATED OPTIONS, INTEREST RATE FLOORS, CAPS AND COLLARS AND INTEREST RATE AND CURRENCY SWAP CONTRACTS. In accordance with CFTC regulations, investments by the Fund in futures contracts and related options for purposes other than bona fide hedging are limited such that the aggregate amount that the Fund may commit to initial margin on such contracts or time premiums on such options may not exceed 5% of that Fund's net assets.

The Manager and the Trust do not believe that the Fund's respective obligations under equity swap contracts, reverse equity swap contracts or Index Futures are senior securities and, accordingly, the Fund will not treat them as being subject to its borrowing restrictions. However, the net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each equity swap contract will be accrued on a daily basis and an amount of cash, U.S. Government Securities or other liquid obligations having an aggregate market value at least equal to the accrued excess will be earmarked and maintained on the books and records of the Fund's custodian. Likewise, when the Fund takes a short position with respect to an Index Futures contract the position must be covered or the Fund's custodian must earmark and maintain at all times while that position is held, cash, U.S. Government Securities or other liquid obligations in an amount which, together with the initial margin deposit on the futures contract, is equal to the current delivery or cash settlement value.

If, for risk management purposes, the Fund uses futures contracts, related written options, interest rate floors, caps and collars and interest rate and currency swap contracts that have been earmarked on the books and records of the Fund's custodian, the Fund's use of any or all of such practices is limited to no more than 10% of the Fund's total net assets when aggregated with the Fund's traditional borrowings in accordance with SEC pronouncements. This 10% limitation applies to the face amount of futures contracts and related options that are not earmarked and to the amount of the Fund's net payment obligation that is not earmarked in the case of interest rate floors, caps and collars and interest rate and currency swap contracts.

FOREIGN CURRENCY TRANSACTIONS

Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. For example, uncertainty surrounds the introduction of the "euro" (a common currency unit for the European Union) which occurred in January 1999. These and other currencies in which the Fund's assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Fund.

The Fund is permitted to invest in securities denominated in foreign currencies may buy or sell foreign currencies, deal in forward foreign currency contracts, currency futures contracts and related options and options on currencies. The Fund may use such currency instruments for hedging, investment or currency risk management. Currency risk management may include taking active currency positions relative to both the securities portfolio of the Fund and the Fund's performance benchmark.

Forward foreign currency contracts are contracts between two parties to purchase and sell a specific quantity of a particular currency at a specified price, with delivery and settlement to take place on a specified future date. Currency futures contracts are contracts to buy or sell a standard quantity of a particular currency at a specified future date and price. Options on currency futures contracts give their owner the right, but not the obligation, to buy (in the case of a call option) or sell (in the case of a put option) a specified currency futures contract at a fixed price during a specified period. Options on currencies give their owner the right, but not the obligation, to buy (in the case of a call option) or sell (in the case of a put option) a specified quantity of a particular currency at a fixed price during a specified period.

The Fund may enter into forward contracts for hedging under three circumstances. First, when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transaction, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold and the date on which payment is made or received.

Second, when the Manager of the Fund believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. Maintaining a match between the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures.

Third, the Fund may engage in currency "cross hedging" when, in the opinion of the Manager, the historical relationship among foreign currencies suggests that the Fund may achieve the same protection for a foreign security at reduced cost through the use of a forward foreign currency contract relating to a currency other than the U.S. dollar or the foreign currency in which the security is denominated. By engaging in cross hedging transactions, the Fund assumes the risk of imperfect correlation between the subject currencies. These practices may present risks different from or in addition to the risks associated with investments in foreign currencies.

The Fund is not required to enter into hedging transactions with regard to its foreign currency-denominated securities and will not do so unless deemed appropriate by the Manager. By entering into the above hedging transactions, the Fund may be required to forego the benefits of advantageous changes in the exchange rates.

The Fund may also enter into foreign currency forward contracts for investment and currency risk management. When the Fund uses currency instruments for such purposes, the foreign currency exposure of the Fund may differ substantially from the currencies in which the Fund's investment securities are denominated. However, the Fund's aggregate foreign currency exposure will not normally exceed 100% of the value of the Fund's securities, except that the Fund may use currency instruments without regard to this limitation if the amount of such excess, when aggregated with futures contracts, equity swap contracts and contracts for differences used in similar ways, does not exceed 10% of the Fund's net assets.

Except to the extent that the Fund may use such contracts for risk management, whenever the Fund enters into a foreign currency forward contract, other than a forward contract entered into for hedging, the Fund's custodian will earmark and maintain cash, U.S. Government Securities or other liquid securities with a value, marked to market daily, equal to the amount of the currency required to be delivered. The Fund's ability to engage in forward contracts may be limited by tax considerations.

The Fund may use currency futures contracts and related options and options on currencies for the same reasons for which it uses currency forwards. Except to the extent that the Fund may use futures contracts and related options for risk management, the Fund will, so long as it is obligated as the writer of a call option on currency futures, own on a contract-for-contract basis an equal long position in currency futures with the same delivery date or a call option on currency futures with the difference, if any, between the market value of the call written and the market value of the call or long currency futures purchased and maintained by the Fund in cash or other liquid assets earmarked on the books and records of the Fund's custodian. If at the close of business on any day the market value of the call purchased by the Fund falls below 100% of the market value of the call written by the Fund, the Fund's custodian will earmark and maintain an amount of cash or other liquid assets equal in value to the difference. Alternatively, the Fund may cover the call option by owning securities denominated in the currency with a value equal to the face amount of the contract(s) or through earmarking and maintaining with the custodian an amount of the particular foreign currency equal to the amount of foreign currency per futures contract option times the number of options written by the Fund.

REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements with banks and broker-dealers by which the Fund acquires a security (usually an obligation of the Government where the transaction is initiated or in whose currency the agreement is denominated) for a relatively short period (usually not more than a week) for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed-on price and date. The resale price is in excess of the acquisition price and reflects an agreed-upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford an opportunity for the Fund to earn a return on temporarily available cash at no market risk, although there is a risk that the seller may default in its obligation to pay the agreed-upon sum on the redelivery date. Such a default may subject the relevant Fund to expenses, delays and risks of loss including: (a) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) possible reduced levels of income and lack of access to income during this period and (c) inability to enforce rights and the expenses involved in attempted enforcement.

TEMPORARY HIGH QUALITY CASH ITEMS

The Fund may temporarily invest a portion of their assets in cash or cash items pending other investments or in connection with the earmarking and maintenance of such assets on the custodian's books and records. These cash items must be of high quality and may include a number of money market instruments such as securities issued by the United States government and agencies thereof, bankers' acceptances, commercial paper, and bank certificates of deposit. By investing only in high quality money market securities the Fund may seek to minimize credit risk with respect to such investments.

U.S. GOVERNMENT SECURITIES AND FOREIGN GOVERNMENT SECURITIES

U.S. Government Securities include securities issued or guaranteed by the U.S. government or its authorities, agencies or instrumentalities. Foreign Government Securities include securities issued or guaranteed by foreign governments (including political subdivisions) or their authorities, agencies or instrumentalities or by supra-national agencies. U.S. Government Securities and Foreign Government Securities have different kinds of government support. For example, some U.S. Government Securities, such as U.S. Treasury bonds, are supported by the full faith and credit of the United States, whereas certain other U.S. Government Securities issued or guaranteed by federal agencies or government-sponsored enterprises are not supported by the full faith and credit of the United States. Similarly, some Foreign Government Securities are supported by the full faith and credit of a foreign national government or political subdivision and some are not. In the case of certain countries, Foreign Government Securities may involve varying degrees of credit risk as a result of financial or political inability of the Fund to enforce its rights against the foreign government issuer.

Supra-national agencies are agencies whose member nations make capital contributions to support the agencies' activities, and include such entities as the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Coal and Steel Community and the Inter-American Development Bank.

Like other fixed income securities, U.S. Government Securities and Foreign Government Securities are subject to market risk and their market values fluctuate as interest rates change. Thus, for example, the value of an investment in the Fund which holds U.S. Government Securities or Foreign Government Securities may fall during times of rising interest rates. Yields on U.S. Government Securities and Foreign Government Securities tend to be lower than those of corporate securities of comparable maturities.

In addition to investing directly in U.S. Government Securities and Foreign Government Securities, the Fund may purchase certificates of accrual or similar instruments evidencing undivided ownership interests in interest payments or principal payments, or both, in U.S. Government Securities and Foreign Government Securities. These certificates of accrual and similar instruments may be more volatile than other government securities.

MORTGAGE-BACKED AND OTHER ASSET-BACKED SECURITIES

Mortgage-backed and other asset-backed securities may be issued by the U.S. government, its agencies or instrumentalities, or by non-governmental issuers. Interest and principal payments (including prepayments) on the mortgages underlying mortgage-backed securities are passed through to the holders of the mortgage-backed securities. Prepayments occur when the mortgagor on an individual mortgage prepays the remaining principal before the mortgage's scheduled maturity date. As a result of the pass-through of prepayments of principal on the underlying mortgages, mortgage-backed securities are often subject to more rapid prepayment of principal than their stated maturity would indicate. Because the prepayment characteristics of the underlying mortgages vary, there can be no certainty as to the predicted yield or average life of a particular issue of pass-through certificates. Prepayments are important because of their effect on the yield and price of the securities. During periods of declining interest rates, such prepayments can be expected to accelerate and the Fund would be required to reinvest the proceeds at the lower interest rates then available. In addition, prepayments of mortgages which underlie securities purchased at a premium could result in capital loss because the premium may not have been fully amortized at the time the obligation was prepaid. As a result of these principal prepayment features, the values of mortgage-backed securities generally fall when interest rates rise, but their potential for capital appreciation in periods of falling interest rates is limited because of the prepayment feature. The mortgage-backed securities purchased by the Fund may include Adjustable Rate Securities as such term is defined in "Adjustable Rate Securities" below.

Other "asset-backed securities" include securities backed by pools of automobile loans, educational loans and credit card receivables. Mortgage-backed and asset-backed securities of non-governmental issuers involve prepayment risks similar to those of U.S. government guaranteed mortgage-backed securities and also involve risk of loss of principal if the obligors of the underlying obligations default in payment of the obligations.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"): STRIPS AND RESIDUALS. A CMO is a security backed by a portfolio of mortgages or mortgage-backed securities held under an indenture. The issuer's obligation to make interest and principal payments is secured by the underlying portfolio of mortgages or mortgage-backed securities. CMOs are issued in multiple classes or series which have different maturities representing interests in some or all of the interest or principal on the underlying collateral or a combination thereof. CMOs of different classes are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMO first to mature generally will be retired prior to its stated maturity. Thus, the early retirement of a particular class or series of CMO held by the Fund would have the same effect as the prepayment of mortgages underlying a mortgage-backed pass-through security.

CMOs include securities ("Residuals") representing the interest in any excess cash flow and/or the value of any collateral remaining on mortgages or mortgage-backed securities from the payment of principal of and interest on all other CMOs and the administrative expenses of the issuer. Residuals have value only to the extent income from such underlying mortgages or mortgage-backed securities exceeds the amount necessary to satisfy the issuer's debt obligations represented by all other outstanding CMOs.

CMOs also include certificates representing undivided interests in payments of interest-only or principal-only ("IO/PO Strips") on the underlying mortgages. IO/PO Strips and Residuals tend to be more volatile than other types of securities. IO Strips and Residuals also involve the additional risk of loss of a substantial portion of or the entire value of the investment if the underlying securities are prepaid. In addition, if a CMO bears interest at an adjustable rate, the cash flows on the related Residual will also be extremely sensitive to the level of the index upon which the rate adjustments are based.

ADJUSTABLE RATE SECURITIES

Adjustable rate securities are securities that have interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate. They may be U.S. Government Securities or securities of other issuers. Some adjustable rate securities are backed by pools of mortgage loans. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of adjustable rate securities, these securities are still subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. Because the interest rate is reset only periodically, changes in the interest rates on adjustable rate securities may lag changes in prevailing market interest rates. Also, some adjustable rate securities (or, in the case of securities backed by mortgage loans, the underlying mortgages) are subject to caps or floors that limit the maximum change in interest rate during a specified period or over the life of the security. Because of the resetting of interest rates, adjustable rate securities are less likely than non-adjustable rate securities of comparable quality and maturity to increase significantly in value when market interest rates fall.

LOWER RATED SECURITIES

The Fund may invest some or all of its assets in securities rated below investment grade (that is, rated below BBB by Standard & Poor's or below Baa by Moody's) at the time of purchase, including securities in the lowest rating categories, and comparable unrated securities ("Lower Rated Securities"). A Fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase, although the Manager will monitor the investment to determine whether continued investment in the security will assist in meeting the Fund's investment objective.

Lower Rated Securities generally provide higher yields, but are subject to greater credit and market risk, than higher quality fixed income securities. Lower Rated Securities are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. Achievement of the investment objective of the Fund investing in Lower Rated Securities may be more dependent on the Manager's own credit analysis than is the case with higher quality bonds. The market for Lower Rated Securities may be more severely affected than some other financial markets by economic recession or substantial interest rate increases, by changing public perceptions of this market or by legislation that limits the ability of certain categories of financial institutions to invest in these securities. In addition, the secondary market may be less liquid for Lower Rated Securities. This reduced liquidity at certain times may affect the values of these securities and may make the valuation and sale or these securities more difficult. Securities of below investment grade quality are commonly referred to as "junk bonds." Securities in the lowest rating categories may be in poor standing or in default. Securities in the lowest investment grade category (BBB or Baa) have some speculative characteristics. See "Commercial Paper and Corporate Debt Ratings" below for more information concerning commercial paper and corporate debt ratings.

BRADY BONDS

Brady Bonds are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructuring under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Plan debt restructurings have been implemented in Mexico, Uruguay, Venezuela, Costa Rica, Argentina, Nigeria, the Philippines and other countries.

Brady Bonds may be collateralized, are issued in various currencies (but primarily the dollar) and are actively traded in over-the-counter secondary markets. Dollar-denominated, collateralized Brady Bonds, which may be fixed-rate bonds or floating-rate bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds.

Brady Bonds are often viewed as having three or four valuation components: any collateralized repayment of principal at final maturity; any collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity (these uncollateralized amounts constituting the "residual risk"). In light of the residual risk of Brady Bonds and the history of defaults of countries issuing Brady Bonds with respect to commercial bank loans by public and private entities, investments in Brady Bonds may be viewed as speculative.

ZERO COUPON SECURITIES

A Fund investing in "zero coupon" fixed income securities is required to accrue interest income on these securities at a fixed rate based on the initial purchase price and the length to maturity, but these securities do not pay interest in cash on a current basis. The Fund is required to distribute the income on these securities to its shareholders as the income accrues, even though that Fund is not receiving the income in cash on a current basis. Thus, the Fund may have to sell other investments to obtain cash to make income distributions. The market value of zero coupon securities is often more volatile than that of non-zero coupon fixed income securities of comparable quality and maturity. Zero coupon securities include IO and PO strips.

INDEXED SECURITIES

Indexed Securities are securities the redemption values and/or the coupons of which are indexed to the prices of a specific instrument or statistic. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to other securities, securities indexes, currencies, precious metals or other commodities, or other financial indicators. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the U.S. and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies.

Indexed securities in which the Fund may invest include so-called "inverse floating obligations" or "residual interest bonds" on which the interest rates typically decline as short-term market interest rates increase and increase as short-term market rates decline. Such securities have the effect of providing a degree of investment leverage, since they will generally increase or decrease in value in response to changes in market interest rates at a rate which is a multiple of the rate at which fixed-rate long-term securities increase or decrease in response to such changes. As a result, the market values of such securities will generally be more volatile than the market values of fixed rate securities.

The Fund may invest in fixed income securities (including convertible securities) of any maturity. Fixed income securities include securities issued by federal, state, local and foreign governments, and a wide range of private issuers.

The Fund's investments in indexed securities may create taxable income in excess of the cash they generate. In such cases, the Fund may be required to sell assets to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level. See "Distributions and Taxes in the Prospectus" and "Distributions" and "Taxes" in this Statement of Additional Information.

FIRM COMMITMENTS

A firm commitment agreement is an agreement with a bank or broker-dealer for the purchase of securities at an agreed-upon price on a specified future date. The Fund may enter into firm commitment agreements with such banks and broker-dealers with respect to any of the instruments eligible for purchase by the Fund. The Fund will only enter into firm commitment arrangements with banks and broker-dealers which the Manager determines present minimal credit risks. The Fund's custodian will earmark and maintain cash, U.S. Government Securities or other liquid securities in an amount equal to the Fund's obligations under firm commitment agreements.

LOANS, LOAN PARTICIPATIONS AND ASSIGNMENTS

The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments are subject to the Fund's policies regarding the quality of debt securities.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of principal and interest. Direct debt instruments may not be rated by any nationally recognized rating agency and yield could be adversely affected. Loans that are fully secured offer the Fund more protections than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation or that the collateral can be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of emerging countries will also involve a risk that the governmental entities responsible for repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

When investing in a loan participation, the Fund will typically have the right to receive payments only from the lender to the extent the lender receives payments from the borrower, and not from the borrower itself. Likewise, the Fund typically will be able to enforce its rights only through the lender, and not directly against the borrower. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation.

Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks to the Fund. For example, if a loan is foreclosed, the Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, the Fund could be held liable as a co-lender. In the case of a loan participation, direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary. Direct debt instruments that are not in the form of securities may offer less legal protection to the Fund in the event of fraud or misrepresentation. In the absence of definitive regulatory guidance, the Fund may rely on the Manager's research to attempt to avoid situations where fraud or misrepresentation could adversely affect the Fund.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the Fund has direct recourse against the borrower, it may have to rely on the agent to apply appropriate credit remedies against a borrower.

Direct indebtedness purchased by the Fund may include letters of credit, revolving credit facilities, or other standby financing commitments obligating the Fund to pay additional cash on demand. These commitments may have the effect of requiring the Fund to increase its investment in a borrower at a time when it would not otherwise have done so. The Fund's custodian will earmark and maintain appropriate liquid assets to cover the Fund's potential obligations under standby financing commitments.

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLL AGREEMENTS

The Fund may enter into reverse repurchase agreements and dollar roll agreements with banks and brokers to enhance return. Reverse repurchase agreements involve sales by the Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on these securities and also has the opportunity to earn a return on the collateral furnished by the counterparty to secure its obligation to redeliver the securities.

Dollar rolls are transactions in which the Fund sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type and coupon) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale.

The Fund which makes such investments will earmark and maintain on its custodian's books and records cash, U.S. Government Securities or other liquid assets equal in value to its obligations in respect of reverse repurchase agreements and dollar rolls. Reverse repurchase agreements and dollar rolls involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement or dollar roll files for bankruptcy or becomes insolvent, the Fund's use of the proceeds of the agreement may be restricted pending a determination by the other party or its trustee or receiver whether to enforce the Fund's obligation to repurchase the securities. Reverse repurchase agreements and dollar rolls are not considered borrowings by the Fund for purposes of the Fund's fundamental investment restriction with respect to borrowings.

ILLIQUID SECURITIES

The Fund may purchase "illiquid securities," i.e., securities which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment, which include securities whose disposition is restricted by securities laws, so long as no more than 15% of net assets would be invested in such illiquid securities. The Fund currently intends to invest in accordance with the SEC staff view that repurchase agreements maturing in more than seven days are illiquid securities. It is possible that certain over-the-counter options and securities serving as cover for over-the-counter options may be deemed, under certain circumstances, to be illiquid securities. While the Trust does not agree with this view, it will operate in accordance with any relevant formal guidelines adopted by the SEC.

In addition, the SEC staff may, under certain circumstances, consider equity swap contracts, caps, floors and collars to be illiquid securities. Consequently, to the extent the SEC staff maintains this position, the Fund will not enter into an equity swap contract or a reverse equity swap contract or purchase a cap, floor or collar if, as a result of the investment, the total value (i.e., marked-to-market value) of such investments (without regard to their notional amount) together with that of all other illiquid securities which the Fund owns would exceed 15% (or, in the case of the Foreign Fund only, 10%) of the Fund's net assets.

                             INVESTMENT RESTRICTIONS

Fundamental Restrictions:

Without a vote of the majority of the outstanding voting securities of the Fund, the Trust will not take any of the following actions with respect to the Fund as indicated:

(1) Borrow money except under the following circumstances: (i) The Fund may borrow money from banks so long as after such a transaction, the total assets (including the amount borrowed) less liabilities other than debt obligations, represent at least 300% of outstanding debt obligations; (ii) the Fund may also borrow amounts equal to an additional 5% of its total assets without regard to the foregoing limitation for temporary purposes, such as for the clearance and settlement of portfolio transactions and to meet shareholder redemption requests; (iii) The Fund may enter into transactions that are technically borrowings under the 1940 Act because they involve the sale of a security coupled with an agreement to repurchase that security (e.g., reverse repurchase agreements, dollar rolls and other similar investment techniques) without regard to the asset coverage restriction described in (i) above, so long as and to the extent that the Fund's custodian earmarks and maintains cash and/or high grade debt securities equal in value to its obligations in respect of these transactions. Under current pronouncements of the SEC staff, such transactions are not treated as senior securities so long as and to the extent that the Fund's custodian earmarks and maintains liquid assets, such as cash, U.S. Government Securities or other appropriate assets equal in value to its obligations in respect of these transactions.

(2) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities. (For this purpose, the deposit or payment of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.)

(3) Make short sales of securities or maintain a short position for the Fund's account unless at all times when a short position is open the Fund owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short.

(4) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws.

(5) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, including securities of real estate investment trusts, and may purchase securities which are secured by interests in real estate.

(6) Make loans, except by purchase of debt obligations or by entering into repurchase agreements or through the lending of the Fund's portfolio securities. Loans of portfolio securities may be made with respect to up to 100% of the Fund's total assets.

(7) Invest in securities of any issuer if, to the knowledge of the Trust, officers and Trustees of the Trust and officers and members of Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") who beneficially own more than 1/2 of 1% of the securities of that issuer together beneficially own more than 5%.

(8) Concentrate more than 25% of the value of its total assets in any one industry.

(9) Purchase or sell commodities or commodity contracts, except that the Fund may purchase and sell financial futures contracts and options thereon.

(10) Issue senior securities, as defined in the 1940 Act and as amplified by rules, regulations and pronouncements of the SEC. The SEC has concluded that even though reverse repurchase agreements, firm commitment agreements and standby commitment agreements fall within the functional meaning of the term "evidence of indebtedness," the issue of compliance with Section 18 of the 1940 Act will not be raised with the SEC by the Division of Investment Management if the Fund covers such securities by earmarking and maintaining certain assets on the books and records of the Fund's custodian. Similarly, so long as such earmarked assets are maintained, the issue of compliance with Section 18 will not be raised with respect to any of the following: any swap contract or contract for differences; any pledge or encumbrance of assets permitted by Non-Fundamental Restriction (4) below; any borrowing permitted by Fundamental Restriction (1) above; any collateral arrangements with respect to initial and variation margin permitted by Non-Fundamental Restriction (4) below; and the purchase or sale of options, forward contracts, futures contracts or options on futures contracts.


Non-Fundamental Restrictions:

It is contrary to the present policy of the Fund, which may be changed by the Trustee without shareholder approval, to:

(1) Buy or sell oil, gas or other mineral leases, rights or royalty contracts.

(2) Make investments for the purpose of gaining control of a company's management.

(3) Invest more than 15% of net assets in illiquid securities. The securities currently thought to be included as "illiquid securities" are restricted securities under the Federal securities laws (including illiquid securities traded under Rule 144A), repurchase agreements and securities that are not readily marketable. To the extent the Trustees determine that restricted securities traded under Section 4(2) or Rule 144A under the Securities Act of 1933 are in fact liquid, they will not be included in the 15% limit on investment in illiquid securities.

(4) Pledge, hypothecate, mortgage or otherwise encumber its assets in excess of 33 1/3% of the Fund's total assets (taken at cost). (For the purposes of this restriction, collateral arrangements with respect to swap agreements, the writing of options, stock index, interest rate, currency or other futures, options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets. The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively, is not deemed to be a pledge or encumbrance.)

Except as indicated above in Fundamental Restriction (1), all percentage limitations on investments set forth herein and in the Prospectus will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

The phrase "shareholder approval," as used in the Prospectus and in this Statement of Additional Information, and the phrase "vote of a majority of the outstanding voting securities," as used herein with respect to the Fund, means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares of that Fund present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. Except for policies that are explicitly described as fundamental in the Prospectus or this Statement of Additional Information, the investment policies of the Fund (including all policies, restrictions and limitations set forth in the "Investment Guidelines") may be changed by the Trust's Trustees without the approval of shareholders.


                             MANAGEMENT OF THE TRUST

     Subject to the provisions of the GMO Declaration of Trust, the business of the GMO Trust (the "Trust"), an open-end management investment company, shall be managed by the Trustees, and they shall have all powers necessary or convenient to carry out that responsibility including the power to engage in securities transactions of all kinds on behalf of the Trust. Without limiting the foregoing, the Trustees may: adopt By-Laws not inconsistent with the Declaration of Trust providing for the regulation and management of the affairs of the Trust and may amend and repeal them to the extent that such By-Laws do not reserve that right to the Shareholders; fill vacancies in or remove from their number (including any vacancies created by an increase in the number of Trustees); remove from their number with or without cause; elect and remove such officers and appoint and terminate such agents as they consider appropriate; appoint from their own number and terminate one or more committees consisting of two or more Trustees which may exercise the powers and authority of the Trustees to the extent that the Trustees determine; employ one or more custodians of the assets of the Trust and authorize such custodians to employ subcustodians and to deposit all or any part of such assets in a system or systems for the central handling of securities or with a Federal Reserve Bank; retain a transfer agent or a shareholder servicing agent, or both; provide for the distribution of Shares by the Trust, through one or more principal underwriters or otherwise; set record dates for the determination of Shareholders with respect to various matters; and in general delegate such authority as they consider desirable to any officer of the Trust, to any committee of the Trustees and to any agent or employee of the Trust or to any such custodian or underwriter.

     The Trustees and officers of the Trust and their principal occupations during the past five years are as follows:

     R. JEREMY GRANTHAM* (D.O.B. 10/6/38). President-Quantitative and Chairman of the Trustees of the Trust. Member, Grantham, Mayo, Van Otterloo & Co. LLC.

     JAY O. LIGHT (D.O.B. 10/3/41). Trustee of the Trust. Professor of Business Administration, Harvard University; Senior Associate Dean, Harvard University (1988-1992).

     EYK DEL MOL VAN OTTERLOO (D.O.B. 2/27/37). President-International of the Trust. Member, Grantham, Mayo, Van Otterloo & Co. LLC.

     RICHARD MAYO (D.O.B. 6/18/42). President-U.S. Active of the Trust. Member, Grantham, Mayo, Van Otterloo & Co. LLC.

     SUSAN RANDALL HARBERT (D.O.B. 4/25/57). Chief Financial Officer and Treasurer of the Trust. Member, Grantham, Mayo, Van Otterloo & Co. LLC.

     WILLIAM R. ROYER, ESQ. (D.O.B. 7/20/65). Vice President of the Trust. General Counsel, Grantham, Mayo, Van Otterloo & Co. LLC.

     ROBERT V. BROKAW, JR. (D.O.B. 10/7/43). Secretary of the Trust. Member, Grantham, Mayo, Van Otterloo & Co. LLC. Research Analyst, GMO Renewable Resources LLC (July 1999 -- present).

     SCOTT ESTON (D.O.B. 1/20/56). Vice President of the Trust. Chief Financial Officer, Member, Grantham, Mayo, Van Otterloo & Co. LLC (September 1997 - present). Senior Partner, Coopers & Lybrand (1987 - 1997).

     ANNE STETSON (D.O.B. 8/7/62) Vice President of the Trust. Associate General Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (May 1998-present). Legal Counsel, Fidelity Investments (January 1995 - April 1998).

     ELAINE M. HARTNETT, ESQ. (D.O.B. 2/18/45). Vice President and Clerk of the Trust. Associate General Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (June 1999 - present). Associate/Junior Partner, Hale and Dorr LLP, Boston, Massachusetts (1991 - 1999).

     BRENT ARVIDSON (D.O.B. 6/26/69). Assistant Treasurer of the Trust. Senior Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (September 1997
     - present). Senior Financial Reporting Analyst, John Hancock Funds (August 1996 - September 1997). Account Supervisor/Senior Account Specialist, Investors Bank and Company (June 1993 - August 1996).

*Trustee is deemed to be an "interested person" of the Trust and Grantham, Mayo, Van Otterloo & Co. LLC ("GMO" or the "Manager"), as defined by the 1940 Act.

     The mailing address of each of the officers and Trustees is c/o GMO Trust, 40 Rowes Wharf, Boston, Massachusetts 02110. As of June 6, 2000, the Trustees and officers of the Trust as a group owned less than 1% of the outstanding shares of each class of shares of the Fund.

     Except as stated above, the principal occupations of the officers and Trustees for the last five years have been with the employers as shown above, although in some cases they have held different positions with such employers.

     Other than as set forth in the table below, no Trustee or officer of the Trust receives any direct compensation from the Trust or any series thereof:

                  NAME OF PERSON,                             TOTAL ANNUAL COMPENSATION
                     POSITION                                       FROM THE TRUST
                  ---------------                             --------------------------

              Harvey R. Margolis, Trustee(1)                           $80,000

              Jay O. Light, Trustee                                    $80,000

     Messrs. Grantham, Mayo, Van Otterloo, Brokaw and Eston, and Ms. Harbert, as members of the Manager, will benefit from the management fees paid by the Fund.

                     INVESTMENT ADVISORY AND OTHER SERVICES

MANAGEMENT CONTRACTS

     As disclosed in the Prospectus under the heading "Management of the Trust," under a Management Contract (the "Management Contract") between the Trust and the Manager, subject to such policies as the Trustees of the Trust may determine, the Manager will furnish continuously an investment program for the Fund and will make investment decisions on behalf of the Fund and place all orders for the purchase and sale of portfolio securities. Subject to the control of the Trustees, the Manager also manages, supervises and conducts the other affairs and business of the Trust, furnishes office space and equipment, provides bookkeeping and certain clerical services and pays all salaries, fees and expenses of officers and Trustees of the Trust who are affiliated with the Manager. As indicated under "Portfolio Transactions--Brokerage and Research Services," the Trust's portfolio transactions may be placed with broker-dealers who


--------
     (1) Mr. Margolis served as a Trustee of the Trust until his death in June 2000.

furnish the Manager, at no cost, certain research, statistical and quotation services of value to the Manager in advising the Trust or its other clients.

     As is disclosed in the Prospectus, the Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through June 30, 2001 to the extent that the Fund's total annual operating expenses (excluding Shareholder Service Fees, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses and transfer taxes.

     The Management Contract provides that the Manager shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

     The Management Contract was approved by the Trustees of the Trust (including a majority of the Trustees who were not "interested persons" of the Manager) and by the relevant Fund's sole shareholder in connection with the organization of the Trust and the establishment of the Fund. The Management Contract will continue in effect for a period more than two years from the date of its execution only so long as its continuance is approved at least annually by (i) the vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not "interested persons" of the Manager or the Trust, and by (ii) the majority vote of either the full Board of Trustees or the vote of a majority of the outstanding shares of the relevant Fund. The Management Contract automatically terminates on assignment, and is terminable on not more than 60 days' notice by the Trust to the Manager. In addition, the Management Contract may be terminated on not more than 60 days' written notice by the Manager to the Trust.

     The Management Fee is calculated based on a fixed percentage of the Fund's average daily net assets. In the last three fiscal years the Fundamental Value Fund has paid the following amounts as Management Fees to the Manager pursuant to the relevant Management Contract:


                                              Gross             Reduction             Net
                                              -----             ---------             ---

Year ended 2/29/00                          $  183,059          $  32,911          $  150,148
Year ended 2/28/99                          $  742,814          $ 207,233          $  535,581
Year ended 2/28/98                          $1,425,989          $ 381,705          $1,044,284


     Each of the Trust and the Manager has adopted a Code of Ethics pursuant to the requirement of the 1940 Act. Under the Code of Ethics, personnel are only permitted to engage in personal securities transactions in accordance with certain conditions relating to such persons' position, the identity of the security, the timing of the transaction and similar factors. Transactions in securities that may be held by the Fund are permitted, subject to compliance with applicable provisions of the Code. Personal securities transactions must be reported quarterly and broker confirmations of such transactions must be provided for review.

     CUSTODIAL ARRANGEMENTS. Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, Massachusetts 02116 serves as the Funds's custodian. As such, IBT holds in safekeeping certificated securities and cash belonging to the Fund and, in such capacity, is the registered owner of securities in book-entry form belonging to the Fund. Upon instruction, IBT receives and delivers cash and securities of the Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. IBT also maintains certain accounts and records of the Trust and calculates the total net asset value, total net income and net asset value per share of the Fund on a daily basis.

     SHAREHOLDER SERVICE ARRANGEMENTS. As disclosed in the Prospectus, pursuant to the terms of a single Servicing Agreement with the Fund, GMO provides direct client service, maintenance and reporting to shareholders of the Fund. The Servicing Agreement was approved by the Trustees of the Trust (including a majority of the Trustees who are not "interested persons" of the Manager or the Trust). The Servicing Agreement will continue in effect for a period of more than one year from the date of its execution only so long as its continuance is approved at least annually by (i) the vote, cast in person at a meeting called for the purpose, of a majority of those Trustees who are not "interested persons" of the Manager or the Trust, and (ii) the majority vote of the full Board of Trustees. The Servicing Agreement automatically terminates on assignment (except as specifically provided in the Servicing Agreement) and is terminable by either party upon not more than 60 days' written notice to the other party.

     The Trust entered into the Servicing Agreement with GMO on May 30, 1996. Pursuant to the terms of the Servicing Agreement, in the last three fiscal years the Fund paid GMO the amounts set forth in the table that follows:

                March 1, 1997                           March 1, 1998                      March 1, 1999
                   Through                                 Through                            Through
              February 28, 1998                       February 28, 1999                  February 29, 2000
              -----------------                       -----------------                  -----------------

                  $284,344                                $148,563                            $45,765

     INDEPENDENT ACCOUNTANTS. The Trust's independent accountants are PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110. PricewaterhouseCoopers LLP conducts annual audits of the Trust's financial statements, assists in the preparation of the Fund's federal and state income tax returns, consults with the Trust as to matters of accounting and federal and state income taxation and provides assistance in connection with the preparation of various Securities and Exchange Commission filings.

     DISTRIBUTOR. Funds Distributor, Inc. ("FDI"), 60 State Street, Boston, Massachusetts 02109, serves as the Trust's distributor on behalf of the Fund. GMO has undertaken to reimburse the Trust for any fees that the Trust is obligated to pay FDI.

                             PORTFOLIO TRANSACTIONS

     The purchase and sale of portfolio securities for the Fund and for the other investment advisory clients of the Manager are made by the Manager with a view to achieving their respective investment objectives. For example, a particular security may be bought or sold for certain clients of the Manager even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, therefore, one client may indirectly sell a particular security to another client. It also happens that two or more clients may simultaneously buy or sell the same security, in which event purchases or sales are effected on a pro rata, rotating or other equitable basis so as to avoid any one account being preferred over any other account.

     Transactions involving the issuance of Fund shares for securities or assets other than cash will be limited to a bona fide reorganization or statutory merger and to other acquisitions of portfolio securities that meet all of the following conditions: (a) such securities meet the investment objectives and policies of the Fund; (b) such securities are acquired for investment and not for resale; (c) such securities are liquid securities which are not restricted as to transfer either by law or liquidity of market; and (d) such securities have a value which is readily ascertainable as evidenced by a listing on the American Stock Exchange, the New York Stock Exchange, NASDAQ or a recognized foreign exchange.

     BROKERAGE AND RESEARCH SERVICES. In placing orders for the portfolio transactions of the Fund, the Manager will seek the best price and execution available, except to the extent it may be permitted to pay higher brokerage commissions for brokerage and research services as described below. The determination of what may constitute best price and execution by a broker-dealer in effecting a securities transaction involves a number of considerations, including, without limitation, the overall net economic result to the Fund (involving price paid or received and any commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, availability of the broker to stand ready to execute possibly difficult transactions in the future and the financial strength and stability of the broker. Because of such factors, a broker-dealer effecting a transaction may be paid a commission higher than that charged by another broker-dealer. Most of the foregoing are subjective considerations.

     Over-the-counter transactions often involve dealers acting for their own account. It is the Manager's policy to place over-the-counter market orders for the Fund with primary market makers unless better prices or executions are available elsewhere.

     Although the Manager does not consider the receipt of research services as a factor in selecting brokers to effect portfolio transactions for the Fund, the Manager will receive such services from brokers who are expected to handle a substantial amount of the Fund's portfolio transactions. Research services may include a wide variety of analyses, reviews and reports on such matters as economic and political developments, industries, companies, securities and portfolio strategy. The Manager uses such research in servicing other clients as well as the Fund.

     As permitted by Section 28(e) of the Securities Exchange Act of 1934 and subject to such policies as the Trustees of the Trust may determine, the Manager may pay an unaffiliated broker or dealer that provides "brokerage and research services" (as defined in the Act) to the Manager an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker or dealer would have charged for effecting that transaction.

     During the three most recent fiscal years, the Trust paid, on behalf of the Fundamental Value Fund, the following amounts in brokerage commissions:

                     March 1, 1997                  March 1, 1998                 March 1, 1999
                        Through                        Through                       Through
                   February 28, 1998              February 28, 1999             February 29, 2000
                   -----------------              -----------------             -----------------

                       $441,587                       $205,843                      $141,776


                        DETERMINATION OF NET ASSET VALUE

     The net asset value per share of the Fund will be determined on each day the New York Stock Exchange (the "Exchange") is open for regular business as of the close of regular trading on the Exchange, generally 4:00 p.m. New York City time. However, equity options held by the Fund are priced as of the close of trading at 4:10 p.m., and futures contracts on U.S. government and other fixed-income securities and index options held by the Fund are priced as of their close of trading at 4:15 p.m. Events affecting the values of foreign securities may occur between the earlier closings of foreign exchanges and securities markets and the closing of the New York Stock Exchange which will not be reflected in the computation of the Fund's net asset value. Please refer to "Determination of Net Asset Value" in the Prospectus for additional information.

                DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES

     The Trust is organized as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust ("Declaration of Trust") dated June 24, 1985. A copy of the Declaration of Trust is on file with the Secretary of The Commonwealth of Massachusetts. The fiscal year for the Fund ends on February 28/29.

     Pursuant to the Declaration of Trust, the Trustees have currently authorized the issuance of an unlimited number of full and fractional shares of thirty-nine series: U.S. Core Fund; Tobacco-Free Core Fund; Value Fund; Growth Fund; U.S. Sector Fund; Small Cap Value Fund; Small Cap Growth Fund; Fundamental Value Fund; REIT Fund; International Core Fund; Currency Hedged International Core Fund; Foreign Fund; International Small Companies Fund; Japan Fund; Emerging Markets Fund; Evolving Countries Fund; Domestic Bond Fund; U.S. Bond/Global Alpha A Fund; U.S. Bond/Global Alpha B Fund; International Bond Fund; Currency Hedged International Bond Fund; Global Bond Fund; Emerging Country Debt Fund;

Short-Term Income Fund; Global Hedged Equity Fund; Inflation Indexed Bond Fund; International Equity Allocation Fund; World Equity Allocation Fund; Global (U.S.+) Equity Allocation Fund; Global Balanced Allocation Fund; Emerging Country Debt Share Fund; Pelican Fund; Asia Fund; Tax-Managed U.S. Equities Fund; Tax-Managed International Equities Fund; Tax-Managed Small Companies Fund; International Core Plus Allocation Fund; Intrinsic Value Fund and Alpha LIBOR Fund. Interests in each portfolio (Fund) are represented by shares of the corresponding series. Each share of each series represents an equal proportionate interest, together with each other share, in the corresponding Fund. The shares of such series do not have any preemptive rights. Upon liquidation of the Fund, shareholders of the corresponding series are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders. The Declaration of Trust also permits the Trustees to charge shareholders directly for custodial and transfer agency expenses, but there is no present intention to make such charges.

     The Declaration of Trust also permits the Trustees, without shareholder approval, to subdivide any series of shares into various sub-series or classes of shares with such dividend preferences and other rights as the Trustees may designate. This power is intended to allow the Trustees to provide for an equitable allocation of the impact of any future regulatory requirements which might affect various classes of shareholders differently. The Trustees have currently authorized the establishment and designation of up to eight classes of shares for each series of the Trust (except for the Pelican Fund): Class I Shares, Class II Shares, Class III Shares, Class IV Shares, Class V Shares, Class VI Shares, Class VII Shares and Class VIII Shares.

     The Trustees may also, without shareholder approval, establish one or more additional separate portfolios for investments in the Trust or merge two or more existing portfolios (i.e., a new fund). Shareholders' investments in such a portfolio would be evidenced by a separate series of shares.

     The Declaration of Trust provides for the perpetual existence of the Trust. The Trust, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of the Trust. While the Declaration of Trust further provides that the Trustees may also terminate the Trust upon written notice to the shareholders, the 1940 Act requires that the Trust receive the authorization of a majority of its outstanding shares in order to change the nature of its business so as to cease to be an investment company.

     On June 1, 2000, Spelman College and Spelman College - FVAF each held greater than 25% of the outstanding shares of the Fund. As a result, such shareholders may be deemed to "control" the Fund as such term is defined in the 1940 Act.

     Shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the risk of a shareholder incurring financial loss on account of that liability is considered remote since it may arise only in very limited circumstances.


                                  VOTING RIGHTS

     Shareholders are entitled to one vote for each full share held (with fractional votes for fractional shares held) and will vote (to the extent provided herein) in the election of Trustees and the termination of the Trust and on other matters submitted to the vote of shareholders. Shareholders vote by individual Fund on all matters except (i) when required by the Investment Company Act of 1940, shares shall be voted in the aggregate and not by individual Fund, and (ii) when the Trustees have determined that the matter affects only the interests of one or more Funds, then only shareholders of such affected Funds shall be entitled to vote thereon. Shareholders of one Fund shall not be entitled to vote on matters exclusively affecting another Fund, such matters including, without limitation, the adoption of or change in the investment objectives, policies or restrictions of the other Fund and the approval of the investment advisory contracts of the other Fund. Shareholders of a particular class of shares do not have separate class voting rights except with respect to matters that affect only that class of shares and as otherwise required by law.

     There will normally be no meetings of shareholders for the purpose of electing Trustees except that in accordance with the 1940 Act (i) the Trust will hold a shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders, and (ii) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may only be filled by a vote of the shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon written request by the holders of at least 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees. Voting rights are not cumulative.

     No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust except (i) to change the Trust's name or to cure technical problems in the Declaration of Trust and (ii) to establish, designate or modify new and existing series or sub-series of Trust shares or other provisions relating to Trust shares in response to applicable laws or regulations.

                        SHAREHOLDER AND TRUSTEE LIABILITY

     Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of all the property of the relevant Fund for all loss and expense of any shareholder of that Fund held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and the Fund of which he is or was a shareholder would be unable to meet its obligations.

     The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject to by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The By-Laws of the Trust provide for indemnification by the Trust of the Trustees and the officers of the Trust except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that his action was in or not opposed to the best interests of the Trust. Such person may not be indemnified against any liability to the Trust or the Trust shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

              BENEFICIAL OWNERS OF 5% OR MORE OF THE FUND'S SHARES

     The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Fundamental Value Fund as of June 1, 2000:

------------------------------------------------------------------------------------------------------------------
            Name                                           Address                               % Ownership
------------------------------------------------------------------------------------------------------------------
Spelman College                                     Attn: Mahesh Mehrota                            50.73%
                                                    350 Spelman Lane SW
                                                    Box 589
                                                    Atlanta, GA 30314-4399
------------------------------------------------------------------------------------------------------------------
Spelman College - FVAF                              Attn: Mahesh Mehrota                            49.27%
                                                    350 Spelman Lane SW
                                                    Box 589
                                                    Atlanta, GA 30314-4399
------------------------------------------------------------------------------------------------------------------

                                  DISTRIBUTIONS

     The Prospectus describes the distribution policies of the Fund under the heading "Distributions and Taxes". It is the policy of the Fund in all cases to pay its shareholders, as dividends, substantially all net investment income and to distribute annually all net realized capital gains, if any, after offsetting any capital loss carryovers. For distribution and federal income tax purposes, a portion of the premiums from certain expired call or put options written by the Fund, net gains from certain closing purchase and sale transactions with respect to such options and a portion of net gains from other options and futures transactions are treated as short-term capital gain (I.E., gain from the sale of securities held for 12 months or less). It is the policy of the Fund to make distributions at least annually, sufficient to avoid the imposition of a nondeductible 4% excise tax on certain undistributed amounts of taxable investment income and capital gains.

                                      TAXES

   TAX STATUS AND TAXATION OF THE FUND

     The Fund is treated as a separate taxable entity for federal income tax purposes. The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, the Fund must, among other things:

(a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities and foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies;

(b) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income, and the excess, if any, of net short-term capital gains over net long-term capital losses for such year; and

(c) diversify its holdings so that at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items, U.S. Government Securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total net assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses.

     If the Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends (including capital gain dividends).

     If the Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, then the Fund will be subject to a 4% excise tax on the undistributed amounts. A dividend paid to shareholders by the Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although the Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (e.g., payment of excise tax amounts deemed by the Fund to be de minimus).

   TAXATION OF FUND DISTRIBUTIONS AND SALES OF FUND SHARES

     Fund distributions derived from interest, dividends and certain other income, including in general short-term capital gains, will be taxable as ordinary income to shareholders subject to federal income tax whether received in cash or reinvested in shares. Properly designated Fund distributions derived from net long-term capital gains (i.e., net gains derived from the sale of securities held for more than 12 months) will generally be taxable as such (generally at a 20% rate for noncorporate shareholders), regardless of how long a shareholder has held the shares in the Fund.

     Dividends and distributions on the Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed.

     The sale, exchange or redemption of Fund shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gains if the shares have been held for more than 12 months and as short-term capital gains if the shares have been held for not more than 12 months.

     Any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions received by a shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other shares of the same Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

     A distribution paid to shareholders by the Fund in January of a year generally is deemed to have been received by shareholders on December 31 of the preceding year, if the distribution was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Trust will provide federal tax information annually, including information about dividends and distributions paid during the preceding year to taxable investors and others requesting such information.

     If the Fund makes a distribution to you in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of your tax basis in your shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces your tax basis in your shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by you of your shares.

     For corporate shareholders, the dividends-received deduction will generally apply (subject to a holding period requirement imposed by the Code) to the Fund's dividends paid from investment income to the extent derived from dividends received from U.S. corporations. However, any distributions received by the Fund from REITs will not qualify for the corporate dividends-received deduction. A Fund's investments in REIT equity securities may require such Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold (including when it is not advantageous to do so). A Fund's investments in REIT equity securities may at other times result in the Fund's receipt of cash in excess of the REIT's earnings; if the Fund distributes such amounts, such distribution could constitute a return of capital to Fund shareholders for federal income tax purposes.

     The backup withholding rules do not apply to certain exempt entities (including corporations and tax-exempt organizations) so long as each such entity furnishes the Trust with an appropriate certification. However, other shareholders are subject to backup withholding at a rate of 31% on all distributions of net investment income and capital gain, whether received in cash or reinvested in shares of the Fund, and on the amount of the proceeds of any redemption of Fund shares, where such distributions or redemption proceeds are paid or credited to any shareholder account for which an incorrect or no taxpayer identification number has been provided, where appropriate certification has not been provided for a foreign shareholder, or where the Trust is notified that the shareholder has underreported income in the past (or the shareholder fails to certify that he is not subject to such withholding). A "taxpayer identification number" is either the Social Security number or employer identification number of the record owner of the account.

WITHHOLDING ON DISTRIBUTIONS TO FOREIGN INVESTORS

     Dividend distributions (including distributions derived from short-term capital gains) are in general subject to a U.S. withholding tax of 30% when paid to a nonresident alien individual, foreign estate or trust, a foreign corporation, or a foreign partnership ("foreign shareholder"). Persons who are resident in a country, such as the U.K., that has an income tax treaty with the U.S. may be eligible for a reduced withholding rate (upon filing of appropriate forms), and are urged to consult their tax advisors regarding the applicability and effect of such a treaty. Distributions of net realized long-term capital gains paid by the Fund to a foreign shareholder, and any gain realized upon the sale of Fund shares by such a shareholder, will ordinarily not be subject to U.S. taxation, unless the recipient or seller is a nonresident alien individual who is present in the United States for more than 182 days during the taxable year. However, such distributions and sale proceeds may be subject to backup withholding, unless the foreign investor certifies his non-U.S. residency status. Foreign investors are subject to the backup withholding rules described above. Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the record owner of the account, and may be claimed as a credit on the record owner's Federal income tax return. Also, foreign shareholders with respect to whom income from the Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder will in general be subject to U.S. federal income tax on the income derived from the Fund at the graduated rates applicable to U.S. citizens, residents or domestic corporations, whether such income is received in cash or reinvested in shares, and, in the case of a foreign corporation, may also be subject to a branch profits tax. Again, foreign shareholders who are resident in a country with an income tax treaty with the United States may obtain different tax results, and are urged to consult their tax advisors.

FOREIGN TAX CREDITS

     If, at the end of the fiscal year, more than 50% of the value of the total assets of the Fund is represented by stock or securities of foreign corporations, the Fund intends to make an election with respect to the relevant Fund which allows shareholders whose income from the Fund is subject to U.S. taxation at the graduated rates applicable to U.S. citizens, residents or domestic corporations to claim a foreign tax credit or deduction (but not both) on their U.S. income tax return. In such case, the amounts of foreign income taxes paid by the Fund would be treated as additional income to Fund shareholders from non-U.S. sources and as foreign taxes paid by Fund shareholders. Investors should consult their tax advisors for further information relating to the foreign tax credit and deduction, which are subject to certain restrictions and limitations (including a holding period requirement applied at both the Fund and shareholder level imposed by the Code). Shareholders of the Fund whose income from the Fund is not subject to U.S. taxation at the graduated rates applicable to U.S. citizens, residents or domestic corporations may receive substantially different tax treatment of distributions by the relevant Fund, and may be disadvantaged as a result of the election described in this paragraph.

TAX IMPLICATIONS OF CERTAIN INVESTMENTS

     Certain of the Fund's investments, including assets "marked to the market" for federal income tax purposes, debt obligations issued or purchased at a discount and potentially so-called "index securities" (including inflation indexed bonds), will create taxable income in excess of the cash they generate. In such cases, the Fund may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level.

     The Fund's transactions in options, futures contracts, hedging transactions, forward contracts, straddles and foreign currencies may accelerate income, defer losses, cause adjustments in the holding periods of the Fund's securities and convert long-term capital gains into short-term capital gains and short-term capital losses into long-term capital losses. These transactions may affect the amount, timing and character of distributions to shareholders.

     Investment by the Fund in certain passive foreign investment companies ("PFICs") could subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to Fund shareholders. However, the Fund may elect to treat a passive foreign investment company as a "qualified electing fund," in which case the Fund will be required to include its share of the company's income and net capital gain annually, regardless of whether it receives any distribution from the company. The Fund also may make an election to mark the gains (and to a limited extent losses) in such holdings "to the market" as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund's taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increasing the amount required to be distributed for the Fund to avoid taxation. Making either of these elections therefore may require the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund's total return.

     A PFIC is any foreign corporation in which (i) 75% or more of the income for the taxable year is passive income, or (ii) the average percentage of the assets (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50%. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

LOSS OF REGULATED INVESTMENT COMPANY STATUS

     The Fund may experience particular difficulty qualifying as a regulated investment company in the case of highly unusual market movements, in the case of high redemption levels and/or during the first year of its operations. If the Fund does not qualify for taxation as a regulated investment company for any taxable year, the Fund's income will be taxed at the Fund level at regular corporate rates, and all distributions from earnings and profits, including distributions of net long-term capital gains, will be taxable to shareholders as ordinary income and subject to withholding in the case of non-U.S. shareholders. In addition, in order to requalify for taxation as a regulated investment company that is accorded special tax treatment, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest on such gains, and make certain substantial distributions.


                             PERFORMANCE INFORMATION

     The Fund may from time to time include its total return in advertisements or in information furnished to present or prospective shareholders.

     Quotations of average annual total return for the Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund or class over periods of one, three, five, and ten years (or for such shorter or longer periods as shares of the Fund have been offered), calculated pursuant to the following formula: P (1 + T)n = ERV (where P = a hypothetical initial payment of $10,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $10,000 payment made at the beginning of the period). Except as noted below, all total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that (i) the maximum purchase premium is deducted from the initial $10,000 payment, (ii) all dividends and distributions are reinvested when paid and (iii) the maximum redemption fee is charged at the end of the relevant period. Quotations of total return may also be shown for other periods. The Funds may also, with respect to certain periods of less than one year, provide total return information for that period that is unannualized. Any such information would be accompanied by standardized total return information.

     The table below sets forth the average annual total return for Class III Shares of the Fund for the one, three, five and ten year periods ending February 29, 2000 and for the period from the commencement of the Fund's operations until February 29, 2000:

   ---------------------------------------------------------------------------------------------------------
                                                                                                   SINCE
    INCEPTION DATE         1 YEAR           3 YEARS          5 YEARS           10 YEARS          INCEPTION
                             (%)              (%)              (%)                (%)               (%)
   ---------------------------------------------------------------------------------------------------------
   10/31/91                32.96             21.04            22.55               N/A              19.40
   ---------------------------------------------------------------------------------------------------------

     The Fund may also from time to time advertise net return and gross return data for each month and calendar quarter since the Fund's inception. Monthly and quarterly return data is calculated by linking daily performance for the Fund (current net asset value divided by prior net asset value), and assumes reinvestment of all dividends and gains. Monthly and quarterly performance data does not reflect payment of any applicable purchase premiums or redemption fees. All quotations of monthly and quarterly returns would be accompanied by standardized total return information. Information relating to the Fund's return for a particular month or calendar quarter is provided to permit evaluation of the Fund's performance and volatility in different market conditions, and should not be considered in isolation.

     From time to time, in advertisements, in sales literature, or in reports to shareholders, the Fund may compare its respective performance to that of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, the Fund may compare its total return to rankings prepared by Lipper Analytical Services, Inc. or Morningstar, Inc., widely recognized independent services that monitor mutual fund performance; the Standard & Poor's 500 Stock Index ("S&P 500"), an index of unmanaged groups of common stock; or the Dow Jones Industrial Average, a recognized unmanaged index of common stocks of 30 industrial companies listed on the New York Stock Exchange.

     Performance rankings and listings reported in national financial publications, such as MONEY MAGAZINE, BARRON'S and CHANGING TIMES, may also be cited (if the Fund is listed in any such publication) or used for comparison, as well as performance listings and rankings from various other sources including NO LOAD FUND X, CDA Investment Technologies, Inc., Weisenberger Investment Companies Service, and DONOGHUE'S MUTUAL FUND ALMANAC.

     Quotations of the Fund's gross return do not reflect any reduction for any Fund fees or expenses unless otherwise noted; if the gross return data reflected the estimated fees and expenses of the Fund, the returns would be lower than those shown. Quotations of gross return for the Fund for a particular month or quarter will be calculated in accordance with the following formula:

Gross Return =
Net Return + (Total Annual Operating Expense Ratio) (# of days in relevant period/365)


                   COMMERCIAL PAPER AND CORPORATE DEBT RATINGS

COMMERCIAL PAPER RATINGS

Commercial paper ratings of Standard & Poor's are current assessments of the likelihood of timely payment of debts having original maturities of no more than 365 days. Commercial paper rated A-1 by Standard & Poor's indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted A-1+. Commercial paper rated A-2 by Standard & Poor's indicates that capacity for timely payment on issues is strong. However, the relative degree of safety is not as high as for issues designated A-1. Commercial paper rated A-3 indicates capacity for timely payment. It is, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of Prime-1 rated issuers, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variations. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained. Issuers rated Prime-3 have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement of relatively high financial leverage. Adequate alternative liquidity is maintained.

CORPORATE DEBT RATINGS

Standard & Poor's. A Standard & Poor's corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. The following is a summary of the ratings used by Standard & Poor's for corporate debt:

AAA -- This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

AA -- Bonds rated AA also qualify as high quality debt obligations. Capacity to pay interest and repay principal is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A -- Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and pay interest for bonds in this category than for bonds in higher rated categories.

BB, B, CCC, CC -- Bonds rated BB, B, CCC and CC are regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C -- The rating C is reserved for income bonds on which no interest is being paid.

D -- Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Moody's. The following is a summary of the ratings used by Moody's for corporate debt:

Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or by an exceptionally stable, margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds that are rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A -- Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds that are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Should no rating be assigned by Moody's, the reason may be one of the following:

     1.   An application for rating was not received or accepted.

     2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

     3.   There is lack of essential data pertaining to the issue or issuer.

     4. The issue was privately placed in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1 and B1.

                              INVESTMENT GUIDELINES

--------------------------------------------------------------------------------
GMO FUNDAMENTAL VALUE FUND
--------------------------------------------------------------------------------


ANY NUMERICAL OR PERCENTAGE LIMITATION SET FORTH IN THIS DOCUMENT WILL BE APPLIED ONLY AT THE TIME OF INITIAL INVESTMENT IN A SECURITY OR OTHER INVESTMENT. THE FUND DOES NOT UNDERTAKE TO ADJUST ITS PORTFOLIO IN THE CASE WHERE MARKET MOVEMENTS, CASH FLOWS OR OTHER FACTORS CAUSE ANY OF SUCH LIMITATIONS TO BE EXCEEDED. EXCEPT AS OTHERWISE INDICATED, NUMERICAL AND PERCENTAGE LIMITATIONS ARE EXPRESSED AS A PERCENTAGE OF THE FUND'S TOTAL ASSETS.

PERMITTED INVESTMENTS

EQUITY SECURITIES:                               -    At least 65% of the Fund's total assets will be invested in
   common stocks                                      common stocks and securities convertible into common stocks.
   convertible securities
                                                 -    The Fund may invest up to 15% of its assets in securities of
OTHER EQUITY SECURITIES:                              foreign issuers and securities traded principally outside of the
   depository receipts (ADRs, GDRs, EDRs)             United States.  The Fund's investments in foreign securities will
   illiquid securities                                generally consist of equity securities traded in principal European
   144A securities                                    and Pacific Basin markets.
   restricted securities
   futures contracts and related options         -    The Fund's portfolio will not normally include more than 30
      (including index futures on domestic            issuers.  Each issuer will generally be limited to 10% or less of
      indexes)                                        the Fund's total assets.
   exchange-traded and OTC options on
      (including writing covered options)
   equity swap contracts
   contracts for differences
   repurchase agreements
   warrants
   investment companies (open & closed end)


   CASH AND MONEY MARKET INSTRUMENTS
   Any short-term assets will be invested in cash or high quality money market instruments including securities issued by the U.S. government and agencies thereof, bankers' acceptances, commercial paper, bank certificates of deposit and repurchase agreements

PROHIBITED INVESTMENTS AND PRACTICES
   The Fund will NOT engage in the following practices except as indicated:

   PURCHASING SECURITIES ON MARGIN               -    Except for short-term credits necessary for clearance of
                                                      transactions

   BORROWING MONEY                               -    Except that the Fund may temporarily borrow up to 20% of its net assets from banks for the payment of redemptions or settlement of securities transactions, but not as a leveraged investment strategy

   UNDERWRITING SECURITIES                       -    Except to the extent that the Fund is deemed an underwriter for securities law purposes in connection with disposition of
                                                      portfolio investments

   MAKING LOANS                                  -    Except that purchasing debt obligations, repurchase agreements and engaging in securities lending will not be considered making loans for this purpose. The Fund may loan securities valued at up to one-third of its total assets.

   PLEDGING, HYPOTHECATING OR                    -    Except that collateral arrangements with respect to swap agreements, the
   MORTGAGING FUND ASSETS                             writing of options, stock index, interest rate, currency or other futures contracts, options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets. The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively is also not deemed to be a pledge or encumbrance.

   INVESTING IN REAL ESTATE
   INVESTING IN NON-FINANCIAL COMMODITY CONTRACTS -
   PARTICIPATING IN DIRECTED BROKERAGE ARRANGEMENTS
   MAKING INVESTMENTS FOR THE PURPOSE OF GAINING CONTROL OF A COMPANY'S MANAGEMENT
   MAKING SHORT SALES OF SECURITIES


RESTRICTIONS AND LIMITATIONS

   OPTIONS ON SECURITIES                         -    No more than 5% of the Fund's net assets will be invested in time premiums on options on particular securities (as opposed to options on indexes)
   OTHER INVESTMENT COMPANIES                    -    The Fund will not own more than 3% of the outstanding voting securities of any investment company.
                                                 -    No more than 5% of the Fund's net assets will be invested in any single investment company.
                                                 -    No more than 10% of the Fund's net assets will be invested in securities of investment companies in the aggregate.

   ILLIQUID SECURITIES                           -    No more than 15% of the Fund's net assets will be invested in illiquid securities.

   INVESTMENT IN INSURANCE COMPANIES             -    The Fund will not purchase more than 10% of the total outstanding voting stock of any insurance company (including foreign insurance companies).


   INVESTMENT IN SECURITIES ISSUED BY            -    EQUITY: The Fund will not purchase more than 5% of any class of
   BROKERS, DEALERS, UNDERWRITERS AND                 stock of a broker, dealer, underwriter or investment adviser.
   INVESTMENT ADVISERS
                                                 -    DEBT: The Fund may not purchase more than 10% of any such company's total outstanding debt in the aggregate.

                                                 -    INVESTMENT LIMITS: No more than 5% of the Fund's total assets will be invested in the securities of a SINGLE broker, dealer, underwriter or investment adviser. The net payment obligation of swap contracts where one of these types of companies is the counterparty also counts for purposes of this restriction.

                                                      This policy does not apply to companies that derived less than 15% of revenues from "securities-related businesses" during the most recent fiscal year.


DIVERSIFICATION/CONCENTRATION

   DIVERSIFICATION                               -    The Fund has elected to be treated as a non-diversified company under the
                                                      Investment Company Act of 1940.

   CONCENTRATION                                 -    The Fund will not invest more than 25% of its total assets in securities of issuers in any one industry.

DERIVATIVE INSTRUMENTS

TYPES OF DERIVATIVES                             -    Options, futures contracts and related options on securities indexes.


   USES OF DERIVATIVES

   HEDGING                                       -    TRADITIONAL HEDGING: Short equity futures and related options contracts used to hedge against an equity risk already generally present in the Fund.
                                                 -    ANTICIPATORY HEDGING:  If the Fund receives or anticipates significant cash purchase transactions, the Fund may hedge market risk (risk of not being invested in the market) by purchasing long futures contracts to obtain market exposure until such time as direct investments can be made efficiently.  Conversely, if the
                                                      Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell futures contracts to allow the Fund to dispose of securities in a more orderly fashion without the Fund being exposed to leveraged loss exposure in the interim.

   INVESTMENT                                    -    The Fund may use derivative instruments (particularly long futures contracts and related options) in place of investing directly in securities. This will include using equity derivatives to "equitize" cash balances held by the Fund.

   LIMITATIONS ON THE USE OF DERIVATIVES         -    There is no limit on the use of derivatives for hedging purposes.
                                                 -    When long futures contracts are used for investment, the Fund will maintain an amount of cash or liquid securities equal to the face value of all such long derivative positions.
                                                 -    Except when such instruments are used for bona-fide hedging, no more than
                                                      5% of the Fund's net assets will be committed to initial margin on futures contracts and time premiums on related options.
                                                 -    Counterparties used for OTC derivatives must have a long-term debt rating of
                                                      A or higher when the derivative is entered into. Occasionally, short-term derivatives will be entered into with counterparties that have only high short-term debt ratings.

                              FINANCIAL STATEMENTS

     The Trust's audited financial statements for the fiscal year ended February 29, 2000 included in the Trust's Annual Reports and filed with the Securities and Exchange Commission pursuant to Section 30(d) of the 1940 Act and the rules promulgated thereunder, are hereby incorporated in this Statement of Additional Information by reference.


                                    GMO TRUST
                          SPECIMEN PRICE MAKE-UP SHEETS

     Following are computations of the total offering price per share for each class of shares of the Fundamental Value Fund as of February 29, 2000, based upon its net asset values and shares of beneficial interest outstanding at the close of business on February 29, 2000.

-------------------------------------------------------------------------------------------------------------
Fundamental Value Fund (Class III)
-------------------------------------------------------------------------------------------------------------
   Net Assets at Value (Equivalent to $6.73 per share based on 81,855                               $550,489
shares of beneficial interest outstanding)
-------------------------------------------------------------------------------------------------------------
   Offering Price ($6.73 x 100/99.85) *                                                                $6.74
-------------------------------------------------------------------------------------------------------------



------------------------
     * Represents maximum offering price charged on certain cash purchases. See "How to Purchase Shares" in the Prospectus.

                                    GMO TRUST
           SUPPLEMENT TO GMO TRUST PROSPECTUS DATED JUNE 30, 2000 AND
                 GMO TAX-MANAGED PROSPECTUS DATED JUNE 30, 2000


GMO International Core Plus Allocation Fund

         In addition to those Funds identified in the Trust's Prospectus dated June 30, 2000, the Trust is also authorized to issue shares of an additional series, the GMO International Core Plus Allocation Fund ("ICPA"). A Post-Effective Amendment to the Trust's registration statement relating to the creation of ICPA was initially filed with the Securities and Exchange Commission on December 5, 1997, and became effective on February 18, 1998. The ICPA has not yet commenced operations.

         ICPA is a "fund of funds" that will invest primarily in other Funds of the Trust ("underlying Funds"). ICPA will be managed by Grantham, Mayo, Van Otterloo & Co. LLC ("GMO"). Although GMO will not receive any fees for providing investment management services to ICPA, it will receive investment management fees from the underlying GMO Trust Funds in which ICPA invests. The fees and expenses associated with an investment in ICPA are as follows:


---------------- --------------------------- -------------------------------------------------------- -----------------------------
      GMO         Purchase and Redemption
   Fund Name                Fees                            Annual Operating Expenses                            Examples
                   (fees paid directly to         (expenses that are deducted from Fund assets)
                    Fund at purchase or
                        redemption)
---------------- ------------- ------------- --------- --------- -------- ----------- -------- -------- -------------- -------------
                 Cash          Redemption    Inv.      Share-    Other     Total      Expense  Net       You would     You would
                 Purchase      Fees (as a    Mgmt.     holder    Expenses  Operating  Reim-    Expenses  pay the       pay the
                 Premium (as   percentage    Fees      Service   (3)       Expenses   Burse-             following     following
                 a             of amount     after     Fee(2)              (3)        ment               expenses on   expenses on
                 percentage    redeemed(1))  Fee                                                         a $10,000     the same
                 of amount                   Waiver(3)                                                   investment    investment
                 invested(1))                                                                            assuming 5%   assuming no
                                                                                                         annual        redemption:
                                                                                                         return with
                                                                                                         redemption
                                                                                                         at the end
                                                                                                         of each
                                                                                                         time period:
---------------- ------------- ------------- --------- --------- -------- ----------- -------- -------- ------- ------ ----- -------
ICPA FUND(6)                                                                                             1 Yr.  3 Yr.  1 Yr. 3 Yr.

---------------- ------------- ------------- --------- --------- -------- ----------- -------- ------- -------- ------ ----- -------
Class I          .65%(7)       .11%(5)       .00%(6)   .13%(6)   .05%(4)(6) .18%(6)    .05%     0.13%     $90    $120   $80   $110

---------------- ------------- ------------- --------- --------- -------- ----------- -------- ------- -------- ------ ----- -------
Class II         .65%(7)       .11%(5)       .00%(6)   .07%(6)   .05%(4)(6) .12%(6)    .05%     0.07%     $80    $100   $70   $90

---------------- ------------- ------------- --------- --------- -------- ----------- -------- ------- -------- ------ ----- -------
Class III        .65%(7)       .11%(5)       .00%(6)   .00%(6)   .05%(4)(6) .05%(6)      .05%     0.00%     $80    $80    $70   $70

---------------- ------------- ------------- --------- --------- -------- ----------- -------- ------- -------- ------ ----- -------


NOTES TO SCHEDULE OF FEES AND EXPENSES





1. Purchase premiums and redemption fees apply only to cash transactions as set forth under "Purchase of Shares" and "Redemption of Shares" respectively. These fees are paid to and retained by the Fund itself and are designed to allocate transaction costs caused by shareholder activity to the shareholder generating the activity, rather than to the Fund as a whole.

2. Shareholder Service Fee ("SSF") paid to GMO for providing client services and reporting services.

         The level of SSF is the sole economic distinction between the various classes of Fund shares. A lower SSF for larger investments reflects that the cost of servicing client accounts is lower for larger accounts when expressed as a percentage of the account.

3. The Manager has contractually agreed to reimburse ICPA for certain Fund expenses through June 30, 2001 to the extent that ICPA's total annual operating expenses (excluding Shareholder Service Fees, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, transfer taxes, and expenses indirectly incurred by investment in other Funds of the Trust) would otherwise exceed 0.00% of ICPA's average daily net assets.

4.       Based on estimated amounts for the Fund's first fiscal year.

5. ICPA invests in various other Funds with different levels of purchase premiums and redemption fees, which reflect the trading costs of different asset classes. Therefore, ICPA's purchase premium and redemption fee has been set as the weighted average of the premiums and fees, respectively, of the underlying Funds in which ICPA expects to invest. The amount of purchase premium and redemption fee for ICPA will be adjusted approximately annually based on underlying Funds owned by ICPA during the prior year. The Manager may, but is not obligated to, adjust the purchase premium and/or redemption fee for ICPA more frequently if the Manager believes in its discretion that circumstances warrant.

6. ICPA invests primarily in other Funds of the Trust (referred to here as "underlying Funds"). Therefore, in addition to the fees and expenses directly incurred by ICPA (which are shown in the Schedule of Fees and Expenses), ICPA will also incur fees and expenses indirectly as a shareholder of the underlying Funds. Because the underlying Funds have varied expense and fee levels and ICPA may own different proportions of underlying Funds at different times, the amount of fees and expenses indirectly incurred by ICPA will vary. The Manager believes that, under normal market conditions, the total amount of fees and expenses that will be indirectly incurred by ICPA because of investment in underlying Funds will fall within the ranges set forth below:


    ------------------------------- ----------- ------------- ---------------
                 FUND                  LOW        TYPICAL          HIGH
    ------------------------------- ----------- ------------- ---------------
    ICPA                               .71%         .74%           .77%
    ------------------------------- ----------- ------------- ---------------



         ICPA is a diversified portfolio that seeks high total return. The principal strategy ICPA will employ in pursuit of its objective will be to invest in Class III Shares of other Funds of the Trust, particularly the GMO International Core Fund and the GMO Evolving Countries Fund. The principal risks of an investment in ICPA include all of the principal risks of a direct investment in each underlying Fund in which ICPA invests. For a discussion of the principal risks of each underlying Fund, please see "Principal Risks" in the Trust's Prospectus.

                   MULTIPLE CLASSES - SUPPLEMENTAL INFORMATION

CLASS DESIGNATIONS

         In addition to the classes of shares identified in the Prospectus as being currently offered by each Fund of the Trust, each Fund of the Trust may also from time to time issue one or more of the following classes of shares:
Class I Shares, Class II Shares, Class III Shares, Class IV Shares, Class V Shares, Class VI Shares, Class VII Shares and Class VIII Shares. Exhibit A to this Prospectus Supplement identifies the classes each Fund may offer. Each class of shares of a Fund will represent interests in the same portfolio of investments and, except as described herein, shall have the same rights and obligations as each other class of shares of such Fund. The sole economic difference among the various classes of shares is the level of Shareholder Service Fee that the classes bear for client and shareholder service, reporting and other support. The existence of multiple classes reflects the fact that, as the size of a client relationship increases, the cost to service that client decreases as a percentage of the assets in that account. Thus, the Shareholder Service Fee is lower for classes where eligibility criteria require greater total assets under GMO's management.

         Each class of shares that is not presently being offered shall be subject to such investment minimums and other eligibility requirements as shall be set forth in the Trust's prospectus or statement of additional information prior to the commencement of sale of such shares (the "Prospectus"). Each such class will bear the same purchase premium and redemption fees, if any, assessed by the class(es) of shares of the relevant Fund currently being offered.

CLASS ELIGIBILITY

         Class eligibility is generally dependent on the size of the client's total account under the management of Grantham, Mayo, Van Otterloo & Co. LLC, the Trust's investment adviser (referred to herein as "GMO" or the "Adviser"), as described from time to time in the Prospectus.

         Eligibility requirements for classes of shares currently offered by the Trust are set forth in the Prospectus. Eligibility requirements for classes of shares not currently being offered will be established and disclosed in the Prospectus prior to the offering of such shares. The Manager will make all determinations as to aggregation of client accounts for purposes of determining eligibility.

CLASS CHARACTERISTICS

         The sole difference among the various classes of shares is the level of shareholder service fee ("Shareholder Service Fee") borne by the class for client and shareholder service, reporting and other support provided to such class by GMO. The Shareholder Service Fee borne by each class of shares of each Fund is set forth in Exhibit A hereto. The expenses associated with an investment in any of the classes currently being offered by a Fund are described in detail in the Prospectus under "Fees and Expenses."

         Investors should be aware that, because of the different Shareholder Service Fee borne by each class of shares of a particular Fund, the net annual fund operating expenses associated with an investment in Class I Shares or Class II Shares of a Fund will typically be 0.13% higher and 0.07% higher, respectively, than an investment in Class III Shares of the same Fund. As a result, the total return earned by an investment in Class I or Class II Shares of a Fund will always be lower than the total return earned by Class III Shares of the same Fund. Similarly, an investor in Class IV, Class V, Class VI, Class VII and Class VIII Shares can expect to pay lower net annual fund operating expenses and earn correspondingly higher returns than an investor in Class III Shares of the same Fund over the same period.

         The multiple class structure reflects the fact that, as the size of the client relationship increases, the cost to service that relationship is expected to decrease as a percentage of the account. Thus, the Shareholder Service Fee is lower for classes for which eligibility criteria generally require greater assets under GMO's management.

         All classes of shares of a Fund bear the same level of purchase premium and/or redemption fee, if any.

CONVERSION AND EXCHANGE FEATURES

         Conversion and exchange features for classes of shares currently offered by the Trust are set forth in the Prospectus. Conversion and Exchange features for classes of shares not currently being offered will be established and disclosed in the Prospectus prior to the offering of such shares.

SERVICE FEE SCHEDULE
CLASS I SHARES
                                    FUND                                                  SERVICE FEE
----------------------------------------------------------------------------------- --------------------------------
GMO U.S. Core Fund                                                                               0.28%
----------------------------------------------------------------------------------- --------------------------------
GMO Tobacco-Free Core Fund                                                                       0.28%
----------------------------------------------------------------------------------- --------------------------------
GMO Value Fund                                                                                   0.28%
----------------------------------------------------------------------------------- --------------------------------
GMO Growth Fund                                                                                  0.28%
----------------------------------------------------------------------------------- --------------------------------
GMO U.S. Sector Fund                                                                             0.28%
----------------------------------------------------------------------------------- --------------------------------
GMO Small Cap Value Fund                                                                         0.28%
----------------------------------------------------------------------------------- --------------------------------
GMO Fundamental Value Fund                                                                       0.28%
----------------------------------------------------------------------------------- --------------------------------
GMO Small Cap Growth Fund                                                                        0.28%
----------------------------------------------------------------------------------- --------------------------------
GMO REIT Fund                                                                                    0.28%
----------------------------------------------------------------------------------- --------------------------------
GMO International Core Fund                                                                      0.28%
----------------------------------------------------------------------------------- --------------------------------
GMO Currency Hedged International Core Fund                                                      0.28%
----------------------------------------------------------------------------------- --------------------------------
GMO Foreign Fund                                                                                 0.28%
----------------------------------------------------------------------------------- --------------------------------
GMO U.S. Bond/Global Alpha B Fund                                                                0.28%
----------------------------------------------------------------------------------- --------------------------------
GMO U.S. Bond/Global Alpha A Fund                                                                0.28%
----------------------------------------------------------------------------------- --------------------------------
GMO International Small Companies Fund                                                           0.28%
----------------------------------------------------------------------------------- --------------------------------
GMO Japan Fund                                                                                   0.28%
----------------------------------------------------------------------------------- --------------------------------
GMO Emerging Markets Fund                                                                        0.28%
----------------------------------------------------------------------------------- --------------------------------
GMO Global Properties Fund                                                                       0.28%
----------------------------------------------------------------------------------- --------------------------------
GMO Domestic Bond Fund                                                                           0.28%
----------------------------------------------------------------------------------- --------------------------------
GMO Global Hedged Equity Fund                                                                    0.28%
----------------------------------------------------------------------------------- --------------------------------
GMO International Bond Fund                                                                      0.28%
----------------------------------------------------------------------------------- --------------------------------
GMO Currency Hedged International Bond Fund                                                      0.28%
----------------------------------------------------------------------------------- --------------------------------
GMO Global Bond Fund                                                                             0.28%
----------------------------------------------------------------------------------- --------------------------------
GMO Emerging Country Debt Fund                                                                   0.28%
----------------------------------------------------------------------------------- --------------------------------
GMO Inflation Indexed Bond Fund                                                                  0.28%
----------------------------------------------------------------------------------- --------------------------------
GMO Evolving Countries Fund                                                                      0.28%
----------------------------------------------------------------------------------- --------------------------------
GMO Asia Fund                                                                                    0.28%
----------------------------------------------------------------------------------- --------------------------------
GMO Tax-Managed U.S. Equities Fund                                                               0.28%
----------------------------------------------------------------------------------- --------------------------------
GMO Tax-Managed International Equities Fund                                                      0.28%
----------------------------------------------------------------------------------- --------------------------------

GMO International Equity Allocation Fund                                                         0.13%
----------------------------------------------------------------------------------- --------------------------------
GMO Global (U.S.+) Equity Allocation Fund                                                        0.13%
----------------------------------------------------------------------------------- --------------------------------
GMO World Equity Allocation Fund                                                                 0.13%
----------------------------------------------------------------------------------- --------------------------------
GMO Global Balanced Allocation Fund                                                              0.13%
----------------------------------------------------------------------------------- --------------------------------
GMO International Core Plus Allocation Fund                                                      0.13%
----------------------------------------------------------------------------------- --------------------------------
GMO Tax-Managed Global Allocation Fund                                                           0.13%
----------------------------------------------------------------------------------- --------------------------------

SERVICE FEE SCHEDULE                                                                EXHIBIT II (cont'd)
CLASS II SHARES
                                    FUND                                                  SERVICE FEE
----------------------------------------------------------------------------------- --------------------------------
GMO U.S. Core Fund                                                                               0.22%
----------------------------------------------------------------------------------- --------------------------------
GMO Tobacco-Free Core Fund                                                                       0.22%
----------------------------------------------------------------------------------- --------------------------------
GMO Value Fund                                                                                   0.22%
----------------------------------------------------------------------------------- --------------------------------
GMO Growth Fund                                                                                  0.22%
----------------------------------------------------------------------------------- --------------------------------
GMO U.S. Sector Fund                                                                             0.22%
----------------------------------------------------------------------------------- --------------------------------
GMO Small Cap Value Fund                                                                         0.22%
----------------------------------------------------------------------------------- --------------------------------
GMO Fundamental Value Fund                                                                       0.22%
----------------------------------------------------------------------------------- --------------------------------
GMO Small Cap Growth Fund                                                                        0.22%
----------------------------------------------------------------------------------- --------------------------------
GMO REIT Fund                                                                                    0.22%
----------------------------------------------------------------------------------- --------------------------------
GMO International Core Fund                                                                      0.22%
----------------------------------------------------------------------------------- --------------------------------
GMO Currency Hedged International Core Fund                                                      0.22%
----------------------------------------------------------------------------------- --------------------------------
GMO Foreign Fund                                                                                 0.22%
----------------------------------------------------------------------------------- --------------------------------
GMO U.S. Bond/Global Alpha B Fund                                                                0.22%
----------------------------------------------------------------------------------- --------------------------------
GMO U.S. Bond/Global Alpha A Fund                                                                0.22%
----------------------------------------------------------------------------------- --------------------------------
GMO International Small Companies Fund                                                           0.22%
----------------------------------------------------------------------------------- --------------------------------
GMO Japan Fund                                                                                   0.22%
----------------------------------------------------------------------------------- --------------------------------
GMO Emerging Markets Fund                                                                        0.22%
----------------------------------------------------------------------------------- --------------------------------
GMO Global Properties Fund                                                                       0.22%
----------------------------------------------------------------------------------- --------------------------------
GMO Domestic Bond Fund                                                                           0.22%
----------------------------------------------------------------------------------- --------------------------------
GMO Global Hedged Equity Fund                                                                    0.22%
----------------------------------------------------------------------------------- --------------------------------
GMO International Bond Fund                                                                      0.22%
----------------------------------------------------------------------------------- --------------------------------
GMO Currency Hedged International Bond Fund                                                      0.22%
----------------------------------------------------------------------------------- --------------------------------
GMO Global Bond Fund                                                                             0.22%
----------------------------------------------------------------------------------- --------------------------------

-----------------------------------------------------------------------------------  --------------------------------
GMO Emerging Country Debt Fund                                                                    0.22%
-----------------------------------------------------------------------------------  --------------------------------
GMO Inflation Indexed Bond Fund                                                                   0.22%
-----------------------------------------------------------------------------------  --------------------------------
GMO Evolving Countries Fund                                                                       0.22%
-----------------------------------------------------------------------------------  --------------------------------
GMO Asia Fund                                                                                     0.22%
-----------------------------------------------------------------------------------  --------------------------------
GMO Tax-Managed U.S. Equities Fund                                                                0.22%
-----------------------------------------------------------------------------------  --------------------------------
GMO Tax-Managed International Equities Fund                                                       0.22%
-----------------------------------------------------------------------------------  --------------------------------
GMO International Equity Allocation Fund                                                          0.07%
-----------------------------------------------------------------------------------  --------------------------------
GMO Global (U.S.+) Equity Allocation Fund                                                         0.07%
-----------------------------------------------------------------------------------  --------------------------------
GMO World Equity Allocation Fund                                                                  0.07%
-----------------------------------------------------------------------------------  --------------------------------
GMO Global Balanced Allocation Fund                                                               0.07%
-----------------------------------------------------------------------------------  --------------------------------
GMO International Core Plus Allocation Fund                                                       0.07%
-----------------------------------------------------------------------------------  --------------------------------
GMO Tax-Managed Global Allocation Fund                                                            0.07%
-----------------------------------------------------------------------------------  --------------------------------


SERVICE FEE SCHEDULE                                                                EXHIBIT II (cont'd)
CLASS III SHARES
                                    FUND                                                   SERVICE FEE
-----------------------------------------------------------------------------------  --------------------------------
GMO U.S. Core Fund                                                                                0.15%
-----------------------------------------------------------------------------------  --------------------------------
GMO Tobacco-Free Core Fund                                                                        0.15%
-----------------------------------------------------------------------------------  --------------------------------
GMO Value Fund                                                                                    0.15%
-----------------------------------------------------------------------------------  --------------------------------
GMO Growth Fund                                                                                   0.15%
-----------------------------------------------------------------------------------  --------------------------------
GMO U.S. Sector Fund                                                                              0.15%
-----------------------------------------------------------------------------------  --------------------------------
GMO Small Cap Value Fund                                                                          0.15%
-----------------------------------------------------------------------------------  --------------------------------
GMO Fundamental Value Fund                                                                        0.15%
-----------------------------------------------------------------------------------  --------------------------------
GMO Small Cap Growth Fund                                                                         0.15%
-----------------------------------------------------------------------------------  --------------------------------
GMO REIT Fund                                                                                     0.15%
-----------------------------------------------------------------------------------  --------------------------------
GMO International Core Fund                                                                       0.15%
-----------------------------------------------------------------------------------  --------------------------------
GMO Currency Hedged International Core Fund                                                       0.15%
-----------------------------------------------------------------------------------  --------------------------------
GMO Foreign Fund                                                                                  0.15%
-----------------------------------------------------------------------------------  --------------------------------
GMO U.S. Bond/Global Alpha B Fund                                                                 0.15%
-----------------------------------------------------------------------------------  --------------------------------
GMO U.S. Bond/Global Alpha A Fund                                                                 0.15%
-----------------------------------------------------------------------------------  --------------------------------
GMO International Small Companies Fund                                                            0.15%
-----------------------------------------------------------------------------------  --------------------------------
GMO Japan Fund                                                                                    0.15%
-----------------------------------------------------------------------------------  --------------------------------

----------------------------------------------------------------------------------- --------------------------------
GMO Emerging Markets Fund                                                                        0.15%
----------------------------------------------------------------------------------- --------------------------------
GMO Global Properties Fund                                                                       0.15%
----------------------------------------------------------------------------------- --------------------------------
GMO Domestic Bond Fund                                                                           0.15%
----------------------------------------------------------------------------------- --------------------------------
GMO Short-Term Income Fund                                                                       0.15%
----------------------------------------------------------------------------------- --------------------------------
GMO Global Hedged Equity Fund                                                                    0.15%
----------------------------------------------------------------------------------- --------------------------------
GMO International Bond Fund                                                                      0.15%
----------------------------------------------------------------------------------- --------------------------------
GMO Currency Hedged International Bond Fund                                                      0.15%
----------------------------------------------------------------------------------- --------------------------------
GMO Global Bond Fund                                                                             0.15%
----------------------------------------------------------------------------------- --------------------------------
GMO Emerging Country Debt Fund                                                                   0.15%
----------------------------------------------------------------------------------- --------------------------------
GMO Evolving Countries Fund                                                                      0.15%
----------------------------------------------------------------------------------- --------------------------------
GMO Inflation Indexed Bond Fund                                                                  0.15%
----------------------------------------------------------------------------------- --------------------------------
GMO Asia Fund                                                                                    0.15%
----------------------------------------------------------------------------------- --------------------------------
GMO Tax-Managed U.S. Equities Fund                                                               0.15%
----------------------------------------------------------------------------------- --------------------------------
GMO Tax-Managed International Equities Fund                                                      0.15%
----------------------------------------------------------------------------------- --------------------------------

CLASS III SHARES (CONT'D)
----------------------------------------------------------------------------------- --------------------------------
GMO International Equity Allocation Fund                                                         0.00%
----------------------------------------------------------------------------------- --------------------------------
GMO Global (U.S.+) Equity Allocation Fund                                                        0.00%
----------------------------------------------------------------------------------- --------------------------------
GMO World Equity Allocation Fund                                                                 0.00%
----------------------------------------------------------------------------------- --------------------------------
GMO Global Balanced Allocation Fund                                                              0.00%
----------------------------------------------------------------------------------- --------------------------------
GMO International Core Plus Allocation Fund                                                      0.00%
----------------------------------------------------------------------------------- --------------------------------
GMO Tax-Managed Global Allocation Fund                                                           0.00%
----------------------------------------------------------------------------------- --------------------------------
GMO Emerging Country Debt Share Fund                                                             0.00%
----------------------------------------------------------------------------------- --------------------------------

SERVICE FEE SCHEDULE                                                                  EXHIBIT II (cont'd)

CLASS IV SHARES
                                    FUND                                                  SERVICE FEE
----------------------------------------------------------------------------------- ----------------------------------------
GMO U.S. Core Fund                                                                                  0.105%
----------------------------------------------------------------------------------- ----------------------------------------
GMO Tax-Managed U.S. Equities Fund                                                                  0.105%
----------------------------------------------------------------------------------- ----------------------------------------
GMO Tobacco-Free Core Fund                                                                           0.12%
----------------------------------------------------------------------------------- ----------------------------------------
GMO Value Fund                                                                                      0.095%
----------------------------------------------------------------------------------- ----------------------------------------
GMO Growth Fund                                                                                      0.12%
----------------------------------------------------------------------------------- ----------------------------------------
GMO U.S. Sector Fund                                                                                 0.12%
----------------------------------------------------------------------------------- ----------------------------------------
GMO Small Cap Value Fund                                                                             0.12%
----------------------------------------------------------------------------------- ----------------------------------------
GMO Small Cap Growth Fund                                                                            0.12%
----------------------------------------------------------------------------------- ----------------------------------------
GMO REIT Fund                                                                                        0.12%
----------------------------------------------------------------------------------- ----------------------------------------
GMO International Core Fund                                                                          0.09%
----------------------------------------------------------------------------------- ----------------------------------------
GMO Tax-Managed International Equities Fund                                                          0.09%
----------------------------------------------------------------------------------- ----------------------------------------
GMO Currency Hedged International Core Fund                                                          0.09%
----------------------------------------------------------------------------------- ----------------------------------------
GMO Foreign Fund                                                                                     0.09%
----------------------------------------------------------------------------------- ----------------------------------------
GMO International Small Companies Fund                                                               0.11%
----------------------------------------------------------------------------------- ----------------------------------------
GMO Japan Fund                                                                                       0.11%
----------------------------------------------------------------------------------- ----------------------------------------
GMO Emerging Markets Fund                                                                           0.105%
----------------------------------------------------------------------------------- ----------------------------------------
GMO Global Properties Fund                                                                           0.11%
----------------------------------------------------------------------------------- ----------------------------------------
GMO Domestic Bond Fund                                                                               0.13%
----------------------------------------------------------------------------------- ----------------------------------------
GMO U.S. Bond/Global Alpha A Fund                                                                    0.13%
----------------------------------------------------------------------------------- ----------------------------------------
GMO International Bond Fund                                                                          0.13%
----------------------------------------------------------------------------------- ----------------------------------------
GMO Currency Hedged International Bond Fund                                                          0.13%
----------------------------------------------------------------------------------- ----------------------------------------
GMO Global Bond Fund                                                                                 0.13%
----------------------------------------------------------------------------------- ----------------------------------------
GMO Emerging Country Debt Fund                                                                       0.10%
----------------------------------------------------------------------------------- ----------------------------------------
GMO Global Hedged Equity Fund                                                                        0.13%
----------------------------------------------------------------------------------- ----------------------------------------
GMO Inflation Indexed Bond Fund                                                                      0.13%
----------------------------------------------------------------------------------- ----------------------------------------
GMO Evolving Countries Fund                                                                          0.10%
----------------------------------------------------------------------------------- ----------------------------------------
GMO Fundamental Value Fund                                                                           0.13%
----------------------------------------------------------------------------------- ----------------------------------------
GMO Asia Fund                                                                                       0.105%
----------------------------------------------------------------------------------- ----------------------------------------

SERVICE FEE SCHEDULE                                                                      EXHIBIT II (cont'd)

CLASS V SHARES
                                    FUND                                                  SERVICE FEE
----------------------------------------------------------------------------------- ----------------------------------------
GMO U.S. Core Fund                                                                                   0.09%
----------------------------------------------------------------------------------- ----------------------------------------
GMO Tobacco-Free Core Fund                                                                           0.09%
----------------------------------------------------------------------------------- ----------------------------------------
GMO Value Fund                                                                                       0.09%
----------------------------------------------------------------------------------- ----------------------------------------
GMO Growth Fund                                                                                      0.09%
----------------------------------------------------------------------------------- ----------------------------------------
GMO U.S. Sector  Fund                                                                                0.09%
----------------------------------------------------------------------------------- ----------------------------------------
GMO Small Cap Value Fund                                                                             0.09%
----------------------------------------------------------------------------------- ----------------------------------------
GMO Small Cap Growth Fund                                                                            0.09%
----------------------------------------------------------------------------------- ----------------------------------------
GMO REIT Fund                                                                                        0.09%
----------------------------------------------------------------------------------- ----------------------------------------
GMO International Core Fund                                                                          0.07%
----------------------------------------------------------------------------------- ----------------------------------------
GMO Currency Hedged International Core Fund                                                          0.07%
----------------------------------------------------------------------------------- ----------------------------------------
GMO Foreign Fund                                                                                     0.10%
----------------------------------------------------------------------------------- ----------------------------------------
GMO International Small Companies Fund                                                               0.07%
----------------------------------------------------------------------------------- ----------------------------------------
GMO Japan Fund                                                                                       0.07%
----------------------------------------------------------------------------------- ----------------------------------------
GMO Emerging Markets Fund                                                                            0.05%
----------------------------------------------------------------------------------- ----------------------------------------
GMO Global Properties Fund                                                                           0.07%
----------------------------------------------------------------------------------- ----------------------------------------
GMO Domestic Bond Fund                                                                               0.12%
----------------------------------------------------------------------------------- ----------------------------------------
GMO U.S. Bond/Global Alpha A Fund                                                                    0.12%
----------------------------------------------------------------------------------- ----------------------------------------
GMO International Bond Fund                                                                          0.12%
----------------------------------------------------------------------------------- ----------------------------------------
GMO Currency Hedged International Bond Fund                                                          0.12%
----------------------------------------------------------------------------------- ----------------------------------------
GMO Global Bond Fund                                                                                 0.12%
----------------------------------------------------------------------------------- ----------------------------------------
GMO Emerging Country Debt Fund                                                                       0.12%
----------------------------------------------------------------------------------- ----------------------------------------
GMO Global Hedged Equity Fund                                                                        0.12%
----------------------------------------------------------------------------------- ----------------------------------------
GMO Inflation Indexed Bond Fund                                                                      0.12%
----------------------------------------------------------------------------------- ----------------------------------------
GMO Evolving Countries Fund                                                                          0.05%
----------------------------------------------------------------------------------- ----------------------------------------

SERVICE FEE SCHEDULE                                                                      EXHIBIT II (cont'd)

CLASS VI SHARES
                                    FUND                                                  SERVICE FEE
----------------------------------------------------------------------------------- ----------------------------------------
GMO U.S. Core Fund                                                                                   0.07%
----------------------------------------------------------------------------------- ----------------------------------------
GMO Tobacco-Free Core Fund                                                                           0.07%
----------------------------------------------------------------------------------- ----------------------------------------
GMO Value Fund                                                                                       0.07%
----------------------------------------------------------------------------------- ----------------------------------------
GMO Growth Fund                                                                                      0.07%
----------------------------------------------------------------------------------- ----------------------------------------
GMO U.S. Sector Fund                                                                                 0.07%
----------------------------------------------------------------------------------- ----------------------------------------
GMO Small Cap Value Fund                                                                             0.07%
----------------------------------------------------------------------------------- ----------------------------------------
GMO Small Cap Growth Fund                                                                            0.07%
----------------------------------------------------------------------------------- ----------------------------------------
GMO REIT Fund                                                                                        0.07%
----------------------------------------------------------------------------------- ----------------------------------------
GMO International Core Fund                                                                          0.04%
----------------------------------------------------------------------------------- ----------------------------------------
GMO Currency Hedged International Core Fund                                                          0.04%
----------------------------------------------------------------------------------- ----------------------------------------
GMO Foreign Fund                                                                                     0.08%
----------------------------------------------------------------------------------- ----------------------------------------
GMO International Small Companies Fund                                                               0.04%
----------------------------------------------------------------------------------- ----------------------------------------
GMO Japan Fund                                                                                       0.04%
----------------------------------------------------------------------------------- ----------------------------------------
GMO Emerging Markets Fund                                                                            0.02%
----------------------------------------------------------------------------------- ----------------------------------------
GMO Global Properties Fund                                                                           0.04%
----------------------------------------------------------------------------------- ----------------------------------------
GMO Domestic Bond Fund                                                                               0.10%
----------------------------------------------------------------------------------- ----------------------------------------
GMO U.S. Bond/Global Alpha A Fund                                                                    0.10%
----------------------------------------------------------------------------------- ----------------------------------------
GMO International Bond Fund                                                                          0.10%
----------------------------------------------------------------------------------- ----------------------------------------
GMO Currency Hedged International Bond Fund                                                          0.10%
----------------------------------------------------------------------------------- ----------------------------------------
GMO Global Bond Fund                                                                                 0.10%
----------------------------------------------------------------------------------- ----------------------------------------
GMO Emerging Country Debt Fund                                                                       0.10%
----------------------------------------------------------------------------------- ----------------------------------------
GMO Global Hedged Equity Fund                                                                        0.10%
----------------------------------------------------------------------------------- ----------------------------------------
GMO Inflation Indexed Bond Fund                                                                      0.10%
----------------------------------------------------------------------------------- ----------------------------------------
GMO Evolving Countries Fund                                                                          0.02%
----------------------------------------------------------------------------------- ----------------------------------------

SERVICE FEE SCHEDULE       EXHIBIT II (cont'd)

CLASS VII SHARES
                                    FUND                                                  SERVICE FEE
----------------------------------------------------------------------------------- ----------------------------------------
GMO U.S. Bond/Global Alpha A Fund                                                                    0.06%
----------------------------------------------------------------------------------- ----------------------------------------
GMO International Bond Fund                                                                          0.06%
----------------------------------------------------------------------------------- ----------------------------------------
GMO Currency Hedged International Bond Fund                                                          0.06%
----------------------------------------------------------------------------------- ----------------------------------------
GMO Global Bond Fund                                                                                 0.06%
----------------------------------------------------------------------------------- ----------------------------------------







CLASS VIII SHARES
                                    FUND                                                  SERVICE FEE
----------------------------------------------------------------------------------- ----------------------------------------
GMO U.S. Bond/Global Alpha A Fund                                                                    0.01%
----------------------------------------------------------------------------------- ----------------------------------------
GMO International Bond Fund                                                                          0.01%
----------------------------------------------------------------------------------- ----------------------------------------
GMO Currency Hedged International Bond Fund                                                          0.01%
----------------------------------------------------------------------------------- ----------------------------------------
GMO Global Bond Fund                                                                                 0.01%
----------------------------------------------------------------------------------- ----------------------------------------

                                    GMO TRUST

                            PART C. OTHER INFORMATION

Item 23. Exhibits

     (a). Amended and Restated Agreement and Declaration of Trust.(1)

     (b). Amended and Restated By-laws of the Trust.(1)

     (c). Please refer to Article 5 of the Trust's Amended and Restated Declaration of Trust, which is hereby incorporated by reference.

     (d). 1. Form of Management Contracts between the Trust, on behalf of each of its GMO U.S. Core Fund (formerly "GMO Core Fund"), GMO Tobacco-Free Core Fund, GMO Value Fund (formerly "GMO Value Allocation Fund"), GMO Fundamental Value Fund, GMO Growth Fund (formerly "GMO Growth Allocation Fund"), GMO Small Cap Value Fund (formerly "GMO Core II Secondaries Fund"), GMO Small Cap Growth Fund, GMO REIT Fund, GMO International Core Fund, GMO Currency Hedged International Core Fund, GMO Foreign Fund, GMO International Small Companies Fund, GMO Japan Fund, GMO Emerging Markets Fund, GMO Evolving Countries Fund, GMO Asia Fund, GMO Global Hedged Equity Fund, GMO Domestic Bond Fund, GMO U.S. Bond/Global Alpha A Fund (formerly "GMO Global Fund"), GMO U.S. Bond/Global Alpha B Fund, GMO International Bond Fund, GMO Currency Hedged International Bond Fund (formerly "GMO SAF Core Fund"), GMO Global Bond Fund, GMO Emerging Country Debt Fund, GMO Short-Term Income Fund, GMO Inflation Indexed Bond Fund, GMO Intrinsic Value Fund; GMO Tax-Managed Small Companies Fund (formerly "GMO U.S. Small Cap Fund"); GMO International Equity Allocation Fund, GMO World Equity Allocation Fund, GMO Global (U.S.+) Equity Allocation Fund, GMO Global Balanced Allocation Fund, GMO U.S. Sector Fund (formerly "GMO U.S. Sector Allocation Fund"), GMO International Core Plus Allocation Fund, Pelican Fund, GMO Tax-Managed U.S. Equities Fund and GMO Tax-Managed International Equities Fund, and Grantham, Mayo, Van Otterloo & Co. ("GMO");(1)

          2. Form of Consulting Agreements between GMO, on behalf of each of its GMO Emerging Markets Fund, GMO Evolving Countries Fund and GMO Asia Fund, and Dancing Elephant, Ltd.;(1)


--------------------
1= Previously filed with the Securities and Exchange Commission and incorporated herein by reference.

     3. Form of Management Contract between the Trust, on behalf of its GMO Alpha LIBOR Fund, and GMO.(1)

     (e). Distribution Agreement between the Trust on behalf of each of U.S. Core Fund, Tobacco-Free Core Fund, Value Fund, Fundamental Value Fund, Growth Fund, Small Cap Value Fund, Small Cap Growth Fund, REIT Fund, International Core Fund, Currency Hedged International Core Fund, Foreign Fund, International Small Companies Fund, Japan Fund, Emerging Markets Fund, Evolving Countries Fund, Asia Fund, Domestic Bond Fund, U.S. Bond/Global Alpha A Fund, U.S. Bond/Global Alpha B Fund, International Bond Fund, Currency Hedged International Bond Fund, Global Bond Fund, Emerging Country Debt Fund, Short-Term Income Fund, Global Hedged Equity Fund, Inflation Indexed Bond Fund, Emerging Country Debt Share Fund, Intrinsic Value Fund; Tax- Managed Small Companies Fund; International Equity Allocation Fund, World Equity Allocation Fund, Global (U.S.+) Equity Allocation Fund, Global Balanced Allocation Fund, U.S. Sector Fund, Pelican Fund, Tax-Managed U.S. Equities Fund, Tax-Managed International Equities Fund and Funds Distributor, Inc. -- Exhibit 1.

     (f). None.

     (g). 1. Custodian Agreement (the "IBT Custodian Agreement") among the Trust, on behalf of its GMO U.S. Core Fund (formerly "GMO Core Fund"), GMO Currency Hedged International Bond Fund (formerly "GMO SAF Core Fund"), GMO Value Fund (formerly "GMO Value Allocation Fund"), GMO Growth Fund (formerly "GMO Growth Allocation Fund"), and GMO Short-Term Income Fund, GMO and Investors Bank & Trust Company ("IBT");(1)

          2. Custodian Agreement (the "BBH Custodian Agreement") among the Trust, on behalf of its GMO International Core Fund and GMO Japan Fund, GMO and Brown Brothers Harriman & Co. ("BBH");(1)

          3. Custodian Agreement (the "SSB Custodian Agreement") among the Trust, on behalf of its Pelican Fund, GMO and State Street Bank and Trust Company ("SSB");(1)

          4. Forms of Letter Agreements with respect to the IBT Custodian Agreement among the Trust, on behalf of its GMO U.S. Bond/Global Alpha B Fund, GMO Tobacco-Free Core Fund, GMO Fundamental Value Fund, GMO U.S. Sector Fund (formerly "GMO U.S. Sector Allocation Fund"), GMO International Bond Fund, GMO Small Cap Value Fund (formerly "GMO Core II Secondaries Fund"), GMO Emerging Country Debt Fund, GMO Domestic Bond Fund, GMO REIT

--------------------
1= Previously filed with the Securities and Exchange Commission and incorporated herein by reference.

          Fund, GMO Global Bond Fund, GMO International Equity Allocation Fund, GMO Global (U.S.+) Equity Allocation Fund, GMO World Equity Allocation Fund, GMO Global Balanced Allocation Fund, GMO International Core Plus Allocation Fund, GMO Emerging Country Debt Share Fund, GMO Small Cap Growth Fund, GMO U.S. Bond/Global Alpha A Fund (formerly "GMO Global Fund"), GMO Tax-Managed U.S. Equities Fund, GMO Inflation Indexed Bond Fund, GMO Intrinsic Value Fund and GMO Tax-Managed U.S. Small Cap Fund, GMO and IBT;(1)

          5. Forms of Letter Agreements with respect to the BBH Custodian Agreement among the Trust, on behalf of its GMO Emerging Markets Fund, GMO Currency Hedged International Core Fund, GMO Evolving Countries Fund, GMO Global Hedged Equity Fund, GMO International Small Companies Fund, GMO Foreign Fund, GMO Asia Fund, GMO Tax-Managed International Equities Fund and GMO and BBH;(1)

          6. Form of Letter Agreement with respect to the IBT Custodian Agreement among the Trust, on behalf of its GMO Alpha LIBOR Fund, GMO and IBT.(1)

     (h). 1. Transfer Agency Agreement among the Trust, on behalf of its GMO U.S. Core Fund (formerly "GMO Core Fund"), GMO Currency Hedged International Bond Fund, GMO Growth Fund (formerly "GMO Growth Allocation Fund"), GMO Value Fund (formerly "GMO Growth Allocation Fund"), GMO Short-Term Income Fund, GMO International Core Fund and GMO Japan Fund, GMO and IBT;(1)

          2. Forms of Letter Agreements to the Transfer Agency Agreement among the Trust, on behalf of each of its GMO Tobacco-Free Core Fund, GMO Fundamental Value Fund, GMO Small Cap Value Fund (formerly "GMO Core II Secondaries Fund"), GMO Small Cap Growth Fund, GMO REIT Fund, GMO Currency Hedged International Core Fund, GMO Foreign Fund, GMO International Small Companies Fund, GMO Emerging Markets Fund, GMO Evolving Countries Fund, GMO Asia Fund, GMO Global Hedged Equity Fund, GMO Domestic Bond Fund, GMO U.S. Bond/Global Alpha A Fund (formerly "GMO Global Fund"), GMO U.S. Bond/Global Alpha B Fund, GMO International Bond Fund, GMO Global Bond Fund, GMO Emerging Country Debt Fund, GMO Inflation Indexed Bond Fund, GMO Emerging Country Debt Share Fund, Pelican Fund, GMO International Equity Allocation Fund, GMO World Equity Allocation Fund, GMO Global (U.S.+) Equity Allocation Fund, GMO Global Balanced Allocation Fund, GMO U.S. Sector Fund (formerly "GMO U.S. Sector Allocation Fund"), GMO International Core Plus Allocation Fund, GMO Tax-Managed U.S. Equities Fund, GMO Tax-Managed International


--------------------
1= Previously filed with the Securities and Exchange Commission and incorporated herein by reference.

          Equities Fund, GMO Intrinsic Value Fund and GMO Tax-Managed U.S. Small Cap Fund, GMO and IBT.(1)

          3. Form of Letter Agreement to the Transfer Agency Agreement among the Trust, on behalf of its GMO Alpha LIBOR Fund, GMO and IBT.(1)

          4. Form of Notification of Obligation to Reimburse Certain Fund Expenses by Grantham, Mayo, Van Otterloo & Co. LLC to the Trust.(1)

          5. Form of Amended and Restated Servicing Agreement between the Trust, on behalf of certain Funds, and Grantham, Mayo, Van Otterloo & Co. LLC.(1)

     (i). Opinion and Consent of Ropes & Gray.(1)

     (j). Consent of PricewaterhouseCoopers LLP -- Exhibit 2.

     (k). Financial Statements - Not applicable.

     (l). None.

     (m). None.

     (n). Financial Data Schedules -- Not Applicable.

     (o). Form of Rule 18f-3 Multiclass Plan (1).

     (p). Code of Ethics adopted by GMO Trust, Grantham, Mayo, Van Otterloo & Co. LLC, Dancing Elephant, Ltd., GMO Australia Ltd., GMO Australia LLC, GMO Renewable Resources LLC, GMO Woolley Ltd. -- Exhibit 3.

Item 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

          None.

Item 25.  INDEMNIFICATION

          See Item 27 of Pre-Effective Amendment No. 1 which is hereby incorporated by reference.


--------------------
1= Previously filed with the Securities and Exchange Commission and incorporated herein by reference.

Item 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

          See Item 28 of Pre-Effective Amendment No. 1 which is hereby incorporated by reference.

Item 27.  PRINCIPAL UNDERWRITERS

(a) Funds Distributor, Inc. ("Funds Distributor") acts as principal underwriter for the following other investment companies:

     American Century California Tax-Free and Municipal Funds American Century Capital Portfolios, Inc. American Century Government Income Trust American Century International Bond Funds American Century Investment Trust American Century Municipal Trust American Century Mutual Funds, Inc.
     American Century Premium Reserves, Inc.
     American Century Quantitative Equity Funds
     American Century Strategic Asset Allocations, Inc.
     American Century Target Maturities Trust
     American Century Variable Portfolios, Inc.
     American Century World Mutual Funds, Inc.
     The Brinson Funds
     CDC MPT+ Funds
     Dresdner RCM Capital Funds, Inc.
     Dresdner RCM Global Funds, Inc.
     Dresdner RCM Investment Funds Inc.
     J.P. Morgan Institutional Funds
     J.P. Morgan Funds
     JPM Series Trust
     JPM Series Trust II
     LaSalle Partners Funds, Inc.
     Merrimac Series
     Monetta Fund, Inc.
     Monetta Trust
     The Montgomery Funds I
     The Montgomery Funds II
     The Munder Framlington Funds Trust
     The Munder Funds Trust
     The Munder Funds, Inc.
     National Investors Cash Management Fund, Inc.
     Nomura Pacific Basin Fund, Inc.
     Orbitex Group of Funds
     The Saratoga Advantage Trust

     SG Cowen Funds, Inc.
     SG Cowen Income + Growth Fund, Inc.
     SG Cowen Standby Reserve Fund, Inc.
     SG Cowen Standby Tax-Exempt Reserve Fund, Inc.
     SG Cowen Series Funds, Inc.
     The Skyline Funds
     St. Clair Funds, Inc.
     TD Waterhouse Family of Funds, Inc.
     TD Waterhouse Trust

     Funds Distributor is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. Funds Distributor is located at 60 State Street, Suite 1300, Boston, Massachusetts 02109. Funds Distributor is an indirect wholly-owned subsidiary of Boston Institutional Group, Inc., a holding company all of whose outstanding shares are owned by key employees.

(b) The following is a list of the executive officers, directors and partners of Funds Distributor:


          Director, President and Chief                                    - Marie E. Connolly
               Executive Officer
          Director and Executive Vice President                            - George A. Rio
          Executive Vice President and Chief                               - Gary S. MacDonald
               Administrative Officer
          Executive Vice President                                         - William S. Nichols
          Executive Vice President                                         - Charles W. Carr
          Senior Vice President, General                                   - Margaret W. Chambers
               Counsel, Chief Compliance Officer,
               Secretary and Clerk
          Senior Vice Presid                                               - Joseph F. Tower III
          Senior Vice President and Chief                                  - William J. Stetter
               Financial Officer
          Senior Vice President                                            - Mary A. Nelson
          Senior Vice President                                            - Eric A. Liik
          Senior Vice President                                            - John Lehning
          Senior Vice President                                            - John Prosperi
          Chairman and Director                                            - William J. Nutt

     (c)  Not applicable.

Item 28.  LOCATION OF ACCOUNTS AND RECORDS

          See Item 30 of Pre-Effective Amendment No. 1 which is hereby incorporated by reference.

Item 29.  MANAGEMENT SERVICES

          Not Applicable.

Item 30.  UNDERTAKINGS

          None.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act") and the Investment Company Act of 1940 (the "1940 Act"), the Registrant, GMO Trust, certifies that this Post-Effective Amendment No. 53 under the Securities Act and Post-Effective Amendment No. 61 under the 1940 Act meets all of the requirements for effectiveness under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and The Commonwealth of Massachusetts, on the 28th day of June, 2000.


                                        GMO Trust

                                        By: R. JEREMY GRANTHAM*
                                            -----------------------------------
                                            R. Jeremy Grantham
                                            Title:  President - Quantitative;
                                            Principal Executive Officer; Trustee


     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 53 to the Trust's Registration Statement under the Securities Act has been signed below by the following persons in the capacities and on the dates indicated.


SIGNATURES                                     TITLE                                              DATE
----------                                     -----                                              ----

R. JEREMY GRANTHAM*                            President - Quantitative; Principal                June 28, 2000
-------------------
R. Jeremy Grantham                             Executive Officer; Trustee

SUSAN RANDALL HARBERT*                         Chief Financial Officer and Treasurer;             June 28, 2000
----------------------                         Principal Financial and Accounting
Susan Randall Harbert                          Officer

JAY O. LIGHT*                                  Trustee                                            June 28, 2000
-------------
Jay O. Light



                                              *By: /s/ WILLIAM R. ROYER
                                                   --------------------------
                                                   William R. Royer
                                                   Attorney-in-Fact

                                POWER OF ATTORNEY


     We, the undersigned officers and trustees of GMO Trust, a Massachusetts business trust, hereby severally constitute and appoint William R. Royer our true and lawful attorney, with full power to him to sign for us, and in our names and in the capacities indicated below, any and all amendments to the Registration Statement filed with the Securities and Exchange Commission for the purpose of registering shares of beneficial interest of GMO Trust, hereby ratifying and confirming our signatures as they may be signed by our said attorneys on said Registration Statement.

     Witness our hands and common seal on the date set forth below.

               (Seal)



Signature                                       Title                                       Date
---------                                       -----                                       ----


/s/ R. Jeremy Grantham                          President-Domestic;                         March 12, 1996
-----------------------------                   Principal Executive
R. Jeremy Grantham                              Officer; Trustee


/s/ Eyk H.A. Van Otterloo                       President-International                     March 12, 1996
-----------------------------
Eyk H.A. Van Otterloo


/s/ Kingsley Durant                             Treasurer; Principal                        March 12, 1996
-----------------------------                   Financial and
Kingsley Durant                                 Accounting Officer

                                POWER OF ATTORNEY


     I, the undersigned trustee of GMO Trust, a Massachusetts business trust, hereby constitute and appoint William R. Royer my true and lawful attorney, with full power to him to sign for me, and in my names and in the capacity indicated below, any and all amendments to the Registration Statement filed with the Securities and Exchange Commission for the purpose of registering shares of beneficial interest of GMO Trust, hereby ratifying and confirming my signature as it may be signed by my said attorney on said Registration Statement.

     Witness my hand and common seal on the date set forth below.

               (Seal)



Signature                                       Title                              Date
---------                                       -----                              ----

/s/ Jay O. Light                                Trustee                            May 23, 1996
--------------------
Jay O. Light

                                POWER OF ATTORNEY


     I, the undersigned officer of GMO Trust, a Massachusetts business trust, hereby constitute and appoint William R. Royer my true and lawful attorney, with full power to him to sign for me, and in my name and in the capacity indicated below, any and all amendments to the Registration Statement filed with the Securities and Exchange Commission for the purpose of registering shares of beneficial interest of GMO Trust, hereby ratifying and confirming my signature as it may be signed by my said attorney on said Registration Statement.

     Witness my hand and common seal on the date set forth below.

               (Seal)



Signature                                       Title                                       Date
---------                                       -----                                       ----

/s/ Susan Randall Harbert                       Treasurer; Principal                        April 29, 1999
-------------------------                       Financial and Accounting
Susan Randall Harbert                           Officer

                                  EXHIBIT INDEX
                                  -------------
                                    GMO TRUST


 Exhibit No.   Title of Exhibit
 -----------   ----------------

     1         Distribution Agreement between GMO Trust and Funds Distributor,
               Inc.

     2         Consent of PricewaterhouseCoopers LLP

     3 Code of Ethics adopted by GMO Trust, Grantham Mayo, Van Otterloo & Co. LLC, Dancing Elephant, Ltd., GMO Australia Ltd., GMO Australia, LLC, GMO Renewable Resources LLC, GMO Woolley Ltd.